UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5954

The Charles Schwab Family of Funds

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

The Charles Schwab Family of Funds

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

Item 1: Report(s) to Shareholders.

Semiannual report dated June 30, 2015, enclosed.
Schwab Advisor Cash Reserves®

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Schwab Advisor Cash Reserves®
Semiannual Report
June 30, 2015

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President
Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report.
Dear Shareholder,
At Charles Schwab Investment Management (CSIM), we design our investment products to serve as part of the foundation of an investor’s portfolio. Schwab Advisor Cash Reserves is intended to offer stability of capital, liquidity, and income. The fund invests in high-quality, short-term money market investments issued by U.S. and foreign issuers and is actively managed, benefiting from extensive credit research and professional money management.
For the six-month reporting period ended June 30, 2015, yields on taxable money market securities remained low as short-term interest rates hovered near zero percent. Speculation continued around the timing of a potential short-term rate increase, which contributed to heightened market uncertainty and volatility. Outside the U.S., many central banks, including the European Central Bank and the Bank of Japan, increased measures aimed at stimulating economic growth and combatting deflation. These divergent policies between the U.S. and other central banks impacted bond markets, currencies, and equities, adding to global market volatility.
In related industry matters, in July 2014, the Securities and Exchange Commission (SEC) released final amendments to the rules that govern money market funds. We believe that these amendments strike the right balance of preserving an important cash management tool for investors, while protecting investors from the possibility of significant money market fund redemptions during a crisis. In response to this guidance, CSIM will continue to offer a variety of investment options and a strong product lineup that includes Municipal and Prime Money Market funds, constructed specifically for retail investors and featuring a constant net asset value (NAV).1 The Schwab Government Money Funds will also continue to feature a constant NAV and can be used by either retail or institutional investors. In addition, the Schwab Government Money Funds do not plan to adopt a policy to implement liquidity fees or redemption gates.
For more information about the performance, holdings, and portfolio characteristics of Schwab Advisor Cash Reserves, please continue reading this report. In addition, you can find further details about this fund by visiting our new website at www.csimfunds.com, which provides improved functionality, enhanced design, and access to industry insights. We are also happy to hear from you at 1-800-435-4000.
Sincerely,

For the six-month reporting period ended June 30, 2015, yields on taxable money market securities remained low as short-term interest rates hovered near zero percent.

[1]	A fund’s share price is its NAV, which is the fund’s net assets divided by the number of its shares outstanding. Under the new amendments, Retail Prime and Municipal money market funds, as well as Government money market funds, will continue to be permitted to transact at a constant NAV of $1.00. Note that while a fund may seek to maintain a constant NAV, there is no guarantee that it will be able to do so.
2Schwab Advisor Cash Reserves

Fund Management
Linda Klingman, Vice President and Head of Taxable Money Market Strategies, leads the portfolio management team of Schwab’s prime and government taxable money funds. Ms. Klingman also has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management. She has managed money market funds since 1988.

Michael Lin, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Lin has been a portfolio manager with CSIM since 2006, and also worked in CSIM’s Fund Administration group for nearly four years, where he focused on security pricing and valuation of Schwab Funds. Prior to joining CSIM, he spent three years at American Century Investments, most recently as a senior trader of the taxable money market funds.

Jonathan Roman, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Roman has been a portfolio manager with CSIM since 2010, and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the Portfolio Management group as a Trader, and prior to that he worked in the Portfolio Operations and Analytics group providing trading support to the taxable money market desk.

Jonathan Feske, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the fund. He previously was responsible for credit and investment research for global banks for CSIM’s taxable bond and money funds. Prior to joining CSIM in 2011, Mr. Feske was a high-yield bond analyst for more than two years at Miller Tabak Roberts Securities, a boutique corporate bond broker-dealer, which is now part of GMP Capital. He covered both U.S. and emerging market credits, focusing on distressed situations in various industrial sectors. Previously, Mr. Feske was employed in the securities industry as an equity trader for three years.
Schwab Advisor Cash Reserves3

Schwab Advisor Cash Reserves
Schwab Advisor Cash Reserves (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market instruments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable- and floating-rate debt securities, and obligations issued by the U.S. government or its agencies and instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Since December 2008, when the Federal Reserve (the Fed) first cut short-term interest rates to present-day levels, yields on money market securities have remained historically low—a trend that continued throughout the period. As a result, and to help the fund maintain a positive net yield, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the reporting period.1 For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
Market Highlights. For the six-month reporting period ended June 30, 2015, the global economic outlook began to show signs of improvement. Outside the U.S., several central banks increased stimulative measures, though uncertainty remained around Greece and the eurozone. In the U.S., the economy continued to rebound, despite weak economic data in early 2015, and the Fed left short-term interest rates historically low. The Fed also continued to perform daily test operations of its Reverse Repurchase Facility, which has essentially helped establish a floor for short-term interest rates through the sale and repurchase of securities. This program has become an important source of taxable money market supply and serves as another tool to help the Fed manage its policies. The program is set to continue through January 29, 2016.
Available supply of money market securities largely remains constrained as stricter regulatory mandates have increased the costs of selling short-term securities for many issuers. These higher costs and persistently low interest rates have instead encouraged the issuance of longer-term securities, most of which are not money market eligible.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital. As the timing for a rise in rates remained uncertain, the weighted average maturity (WAM) of the fund stayed relatively neutral. With ongoing stability in the eurozone, the fund continued to selectively invest in securities from European countries such as France, Germany, the Netherlands, Switzerland, and the United Kingdom. The fund’s investment adviser continues to monitor exposure to Europe broadly, as with all regions in which the fund invests.
Reflecting these strategies, the fund’s WAM started the reporting period at 44 days and ended at 45 days. As noted above, the fund continued to waive certain fees and expenses in order to maintain a 0.01% yield.
As of 6/30/15:
Portfolio Composition By Maturity[2]
% of investments
1-7 Days	39.8%
8-30 Days	15.1%
31-60 Days	11.3%
61-90 Days	13.4%
91-180 Days	19.8%
More than 180 Days	0.6%
Total	100.0%
Statistics
Weighted Average Maturity[3]	45 Days
Credit Quality Of Holdings[4] % of portfolio	99.99% Tier 1
Portfolio Composition by Security Type
% of investments
Commercial Paper
Asset Backed	4.5%
Financial Company	9.5%
Certificate Of Deposit	40.2%
Treasury Debt	1.6%
Other Instrument	5.1%
Other Note	8.9%
Repurchase Agreement
Government Agency	3.0%
Treasury	23.2%
Other	4.0%
Total	100.0%
An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.
Management views and portfolio holdings may have changed since the report date.
[1]	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 5.
[2]	As shown in the Portfolio Holdings section of the shareholder report.
[3]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[4]	Tier 1 securities are rated in the highest short-term rating category by two nationally recognized statistical rating organizations (“NRSROs”), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
4Schwab Advisor Cash Reserves

Performance and Fund Facts as of 6/30/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for previous 12 months*

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab Advisor Cash Reserves
	Sweep Shares	Premier Sweep Shares
Ticker Symbol	SWQXX	SWZXX
Minimum Initial Investment	**	**
Seven-Day Yield[1]	0.01%	0.01%
Seven-Day Yield–Without Contractual Expense Limitation[2]	-0.09%	-0.16%
Seven-Day Effective Yield[1]	0.01%	0.01%
An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.
Portfolio holdings may have changed since the report date.
*	The seven-day average yield for the Sweep Shares and Premier Sweep Shares was 0.01% throughout the entire period.
**	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’ total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for each share class of the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 4.
[2]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.37% and 0.30% to the seven-day yields of the Sweep Shares and Premier Sweep Shares, respectively.
Schwab Advisor Cash Reserves5

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2015 and held through June 30, 2015.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 1/1/15	Ending Account Value (Net of Expenses) at 6/30/15	Expenses Paid During Period[2] 1/1/15–6/30/15
Schwab Advisor Cash Reserves
Sweep Shares
Actual Return	0.24%	$1,000.00	$1,000.10	$1.19
Hypothetical 5% Return	0.24%	$1,000.00	$1,023.61	$1.20
Premier Sweep Shares
Actual Return	0.24%	$1,000.00	$1,000.10	$1.19
Hypothetical 5% Return	0.24%	$1,000.00	$1,023.61	$1.20

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.
6Schwab Advisor Cash Reserves

Schwab Advisor Cash Reserves
Financial Statements
Financial Highlights
Sweep Shares	1/1/15– 6/30/15*	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11	1/1/10– 12/31/10
Per-Share Data ($)
Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.00) [2]	0.00 [2],[3]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total return (%)	0.01 [4]	0.01	0.01	0.01	0.01	0.01
Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.24 [5],[6]	0.21 [6]	0.25 [6]	0.28 [6],[7]	0.26 [6]	0.34 [6]
Gross operating expenses	0.72 [5]	0.72	0.72	0.72 [7]	0.73	0.73
Net investment income (loss)	0.01 [5]	0.01	0.01	0.01	0.01	0.01
Net assets, end of period ($ x 1,000,000)	5,181	6,027	6,134	6,207	6,035	5,617

Premier Sweep Shares	1/1/15– 6/30/15*	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11	1/1/10– 12/31/10
Per-Share Data ($)
Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Income from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.00) [2]	0.00 [2],[3]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	0.01 [4]	0.01	0.01	0.01	0.01	0.01
Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.24 [5],[6]	0.21 [6]	0.25 [6]	0.28 [6],[7]	0.26 [6]	0.34 [6]
Gross operating expenses	0.72 [5]	0.72	0.72	0.72 [7]	0.73	0.73
Net investment income (loss)	0.01 [5]	0.01	0.01	0.01	0.01	0.01
Net assets, end of period ($ x 1,000,000)	15,441	17,952	17,525	17,575	14,727	15,342
*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Net realized and unrealized gains (losses) ratio includes payment from affiliate.
4
Not annualized.
5
Annualized.
6
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
7
The ratio of gross operating expenses would have been 0.73%, if the State filing fee reimbursement had not been included. There was no impact on the ratio of net operating expenses.
See financial notes    7

Schwab Advisor Cash Reserves
Portfolio Holdings  as of June 30, 2015 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
50.2%	Fixed-Rate Obligations	10,353,057,301	10,353,057,301
19.6%	Variable-Rate Obligations	4,043,935,292	4,043,935,292
30.2%	Repurchase Agreements	6,219,184,933	6,219,184,933
100.0%	Total Investments	20,616,177,526	20,616,177,526
0.0%	Other Assets and Liabilities, Net		5,272,391
100.0%	Net Assets		20,621,449,917

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 50.2% of net assets
Asset Backed Commercial Paper 4.5%
CAFCO, LLC	a,b	0.27%		08/05/15	34,000,000	33,991,075
Cancara Asset Securitisation, LLC	a,b	0.27%		09/18/15	35,000,000	34,979,262
Ciesco, LLC	a,b	0.31%		11/04/15	100,000,000	99,891,500
Collateralized Commercial Paper Co, LLC	a	0.42%		12/09/15	100,000,000	99,812,167
Collateralized Commercial Paper II Co, LLC	b	0.33%		07/06/15	19,000,000	18,999,129
CRC Funding, LLC	a,b	0.31%		11/04/15	100,000,000	99,891,500
Crown Point Capital Co, LLC	a,b	0.30%		09/03/15	95,000,000	94,949,333
Jupiter Securitization Corp	a,b	0.31%		11/03/15	81,000,000	80,912,812
MetLife Short Term Funding, LLC	a,b	0.15%		07/21/15	40,530,000	40,526,622
Old Line Funding, LLC	a,b	0.30%		09/23/15	13,000,000	12,990,900
Ridgefield Funding Co, LLC	a,b	0.40%		08/21/15	88,000,000	87,950,134
	a,b	0.30%		09/15/15	21,000,000	20,986,700
Sheffield Receivables Co, LLC	a,b	0.35%		08/03/15	130,000,000	129,958,292
	a,b	0.35%		08/11/15	63,000,000	62,974,888
Thunder Bay Funding, LLC	a,b	0.45%		12/17/15	3,000,000	2,993,663
						921,807,977
8    See financial notes

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Financial Company Commercial Paper 6.8%
BPCE SA	b	0.23%		07/01/15	105,000,000	105,000,000
	b	0.23%		07/09/15	7,000,000	6,999,642
DNB Bank ASA	b	0.31%		08/21/15	50,000,000	49,978,042
	b	0.33%		10/01/15	141,000,000	140,882,892
HSBC Bank PLC	b	0.32%		10/29/15	15,000,000	14,984,000
ING (U.S.) Funding, LLC	a	0.37%		10/13/15	22,000,000	21,976,484
	a	0.41%		11/16/15	147,000,000	146,768,965
	a	0.40%		11/23/15	66,000,000	65,893,667
Macquarie Bank, Ltd		0.28%		08/11/15	113,000,000	112,963,966
Nationwide Building Society		0.40%		07/06/15	4,000,000	3,999,778
		0.40%		07/29/15	10,000,000	9,996,889
		0.40%		08/17/15	30,000,000	29,984,333
		0.30%		09/25/15	150,000,000	149,892,500
NRW.BANK		0.09%		07/01/15	100,000,000	100,000,000
		0.14%		07/06/15	208,000,000	207,995,955
Oversea-Chinese Banking Corp, Ltd		0.20%		08/27/15	188,000,000	187,940,467
Societe Generale	b	0.22%		08/03/15	21,000,000	20,995,765
Swedbank AB		0.21%		07/16/15	30,000,000	29,997,375
						1,406,250,720
Certificates of Deposit 31.1%
Abbey National Treasury Services PLC	a	0.27%		08/14/15	119,000,000	119,000,000
Bank of Montreal		0.09%		07/06/15	17,000,000	17,000,000
		0.31%		11/06/15	94,000,000	94,000,000
		0.31%		11/12/15	4,000,000	4,000,000
Bank of Nova Scotia		0.30%		08/17/15	107,000,000	107,000,000
		0.25%		09/23/15	100,000,000	100,000,000
		0.30%		10/13/15	61,000,000	61,000,000
		0.34%		11/09/15	166,000,000	166,000,000
		0.33%		11/13/15	19,000,000	19,000,000
Bank of the West		0.25%		07/09/15	20,000,000	20,000,000
		0.27%		08/24/15	57,000,000	57,000,000
Bank of Tokyo Mitsubishi UFJ, Ltd		0.33%		09/02/15	117,000,000	117,000,000
		0.33%		09/03/15	136,000,000	136,000,000
		0.34%		10/05/15	20,000,000	20,000,000
		0.34%		10/06/15	100,000,000	100,000,000
Barclays Bank PLC		0.45%		08/17/15	108,000,000	108,000,000
		0.53%		08/26/15	137,000,000	137,000,000
		0.53%		10/05/15	30,000,000	30,000,000
		0.92%		05/23/16	118,000,000	118,000,000
BNP Paribas		0.36%		08/18/15	111,000,000	111,000,000
		0.39%		10/01/15	15,000,000	15,000,000
		0.40%		12/01/15	156,000,000	156,000,000
Canadian Imperial Bank of Commerce		0.10%		07/01/15	43,000,000	43,000,000
See financial notes    9

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Chase Bank USA, NA		0.35%		10/23/15	136,000,000	136,000,000
		0.38%		12/07/15	58,000,000	58,000,000
Citibank, NA		0.28%		07/01/15	49,000,000	49,000,000
Credit Agricole Corporate and Investment Bank		0.27%		08/10/15	207,000,000	207,000,000
		0.30%		09/01/15	1,000,000	1,000,000
Credit Agricole SA		0.29%		10/01/15	102,000,000	102,000,000
Credit Suisse AG		0.33%		07/09/15	15,000,000	15,000,000
		0.35%		08/20/15	75,000,000	75,000,000
		0.30%		09/15/15	77,000,000	77,000,000
		0.45%		12/18/15	56,000,000	56,000,000
HSBC Bank PLC		0.35%		10/28/15	216,000,000	216,000,000
		0.32%		11/05/15	18,000,000	18,000,000
		0.35%		11/20/15	139,000,000	139,000,000
HSBC Bank USA		0.32%		10/23/15	19,000,000	19,000,000
		0.32%		10/26/15	79,000,000	79,000,000
		0.40%		12/09/15	4,000,000	4,000,000
ING Bank NV		0.33%		07/30/15	10,000,000	10,000,000
		0.39%		10/02/15	119,000,000	119,000,000
		0.42%		11/02/15	50,000,000	50,000,000
Lloyds Bank PLC		0.30%		07/15/15	28,000,000	28,000,000
		0.30%		08/10/15	102,000,000	102,000,000
Mitsubishi UFJ Trust & Banking Corp		0.31%		07/01/15	27,000,000	27,000,000
		0.31%		07/06/15	10,000,000	10,000,000
		0.31%		07/15/15	20,000,000	20,000,000
		0.35%		10/08/15	6,000,000	6,000,000
		0.32%		10/09/15	134,000,000	134,000,000
		0.35%		11/13/15	85,000,000	85,000,000
Mizuho Bank, Ltd		0.30%		07/29/15	54,000,000	54,000,000
		0.27%		08/11/15	8,000,000	8,000,000
		0.26%		08/27/15	92,000,000	92,000,000
		0.27%		09/08/15	9,000,000	9,000,000
		0.27%		09/15/15	74,000,000	74,000,000
		0.27%		09/16/15	17,000,000	17,000,000
		0.35%		11/13/15	85,000,000	85,000,000
		0.35%		11/16/15	22,000,000	22,000,000
National Australia Bank, Ltd		0.27%		09/01/15	75,000,000	75,000,000
		0.27%		09/02/15	11,000,000	11,000,000
		0.37%		11/10/15	135,000,000	135,000,000
National Bank of Canada		0.33%		08/18/15	123,000,000	123,000,000
Natixis SA		0.27%		07/08/15	112,000,000	112,000,000
		0.29%		08/04/15	84,000,000	84,000,000
Nordea Bank Finland PLC		0.24%		09/28/15	113,000,000	112,998,604
		0.34%		11/16/15	73,000,000	73,000,000
Rabobank Nederland		0.28%		07/01/15	63,000,000	63,000,000
Royal Bank of Canada		0.30%		11/19/15	114,000,000	114,000,000
Societe Generale		0.26%		08/31/15	70,000,000	70,000,000
10    See financial notes

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Sumitomo Mitsui Banking Corp		0.31%		07/01/15	52,000,000	52,000,000
		0.31%		07/09/15	15,000,000	15,000,000
		0.26%		09/16/15	42,000,000	42,000,000
		0.28%		09/17/15	23,000,000	23,000,000
		0.28%		09/24/15	157,000,000	157,000,000
		0.34%		09/25/15	14,000,000	14,000,000
		0.34%		09/28/15	63,000,000	63,000,000
		0.34%		10/02/15	50,000,000	50,000,000
		0.37%		10/27/15	13,000,000	13,000,000
		0.40%		11/06/15	14,000,000	14,000,000
		0.40%		11/10/15	23,000,000	23,000,000
		0.43%		11/20/15	93,000,000	93,000,000
Sumitomo Mitsui Trust Bank, Ltd		0.25%		07/13/15	56,000,000	56,000,000
		0.27%		08/31/15	32,000,000	32,000,000
		0.26%		09/14/15	108,000,000	108,000,000
		0.28%		09/16/15	78,000,000	78,000,000
		0.28%		09/18/15	38,000,000	38,000,000
Toronto-Dominion Bank		0.30%		11/02/15	46,000,000	46,000,000
		0.38%		11/02/15	152,000,000	152,000,000
		0.39%		11/12/15	122,000,000	122,000,000
		0.42%		11/20/15	75,000,000	75,000,000
UBS AG		0.10%		07/06/15	115,000,000	115,000,000
						6,411,998,604
Other Instruments 5.1%
Australia & New Zealand Banking Group, Ltd		0.12%		07/01/15	354,000,000	354,000,000
		0.13%		07/02/15	160,000,000	160,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank		0.10%		07/02/15	100,000,000	100,000,000
		0.10%		07/06/15	105,000,000	105,000,000
National Australia Bank, Ltd		0.06%		07/01/15	190,000,000	190,000,000
Skandinaviska Enskilda Banken AB		0.10%		07/02/15	144,000,000	144,000,000
						1,053,000,000
Other Notes 2.7%
Bank of America, NA		0.28%		07/07/15	61,000,000	61,000,000
		0.30%		07/20/15	33,000,000	33,000,000
		0.30%		08/07/15	26,000,000	26,000,000
		0.32%		09/01/15	99,000,000	99,000,000
		0.24%		09/18/15	262,000,000	262,000,000
		0.26%		10/01/15	40,000,000	40,000,000
		0.31%		10/13/15	30,000,000	30,000,000
		0.32%		11/05/15	9,000,000	9,000,000
						560,000,000
Total Fixed-Rate Obligations
(Cost $10,353,057,301)						10,353,057,301

Variable-Rate Obligations 19.6% of net assets
Financial Company Commercial Paper 2.7%
Commonwealth Bank of Australia	b	0.28%	07/29/15	10/29/15	90,000,000	89,997,317
	b	0.29%	07/20/15	11/19/15	84,000,000	83,998,336
	b	0.32%	07/13/15	05/12/16	25,000,000	25,000,000
See financial notes    11

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
HSBC Bank PLC	b	0.32%	07/06/15	01/04/16	134,000,000	133,999,914
Westpac Banking Corp	b	0.27%		07/27/15	75,000,000	75,000,000
	b	0.28%	07/16/15	11/16/15	145,000,000	145,000,000
						552,995,567
Certificates of Deposit 9.1%
Bank of Nova Scotia		0.28%	07/08/15	12/08/15	50,000,000	50,000,000
		0.29%	07/13/15	12/11/15	117,000,000	117,000,000
Bank of Tokyo Mitsubishi UFJ, Ltd		0.54%	07/10/15	03/10/16	170,000,000	170,000,000
Chase Bank USA, NA		0.35%	07/27/15	04/25/16	150,000,000	150,000,000
JPMorgan Chase Bank, NA		0.33%	07/22/15	10/22/15	66,000,000	66,000,000
		0.33%	07/23/15	10/23/15	75,000,000	75,000,000
		0.32%	07/08/15	12/08/15	61,000,000	61,000,000
Royal Bank of Canada		0.27%	07/06/15	09/04/15	25,000,000	25,000,000
		0.30%	07/10/15	12/10/15	124,000,000	124,000,000
		0.30%	07/27/15	02/25/16	150,000,000	150,000,000
		0.32%	07/13/15	04/13/16	20,000,000	20,000,000
Toronto-Dominion Bank		0.26%		07/21/15	3,000,000	3,000,000
		0.28%	07/14/15	10/14/15	85,000,000	85,000,000
		0.28%	07/17/15	10/19/15	64,000,000	64,000,000
		0.33%	07/16/15	03/16/16	123,000,000	123,000,000
		0.30%	07/20/15	03/21/16	115,000,000	115,000,000
Wells Fargo Bank, NA		0.27%	07/08/15	08/10/15	100,000,000	100,000,000
		0.31%	07/08/15	02/08/16	95,000,000	95,000,000
		0.31%	07/09/15	02/09/16	64,000,000	64,000,000
		0.32%	07/14/15	02/12/16	65,000,000	65,000,000
Westpac Banking Corp		0.28%	07/20/15	08/19/15	60,000,000	60,000,000
		0.28%	07/27/15	08/25/15	23,000,000	23,000,000
		0.31%	07/08/15	02/08/16	71,000,000	71,000,000
						1,876,000,000
Treasury Debt 1.7%
United States Treasury Department		0.06%	07/01/15	01/31/16	160,000,000	159,988,771
		0.09%	07/01/15	07/31/16	95,000,000	95,000,000
		0.10%	07/01/15	01/31/17	85,000,000	84,999,436
						339,988,207
Variable Rate Demand Notes 0.0%
Breckenridge Terrace, LLC
Housing Facilities Revenue Notes Series 1999B	a	0.24%		07/07/15	1,000,000	1,000,000
Eagle Cnty
Housing Facilities RB (The Tarnes at BC) Series 1999B	a	0.24%		07/07/15	2,410,000	2,410,000
GFRE Holdings, LLC
Taxable Notes Series 2009A	a	0.19%		07/07/15	2,240,000	2,240,000
Tenderfoot Seasonal Housing, LLC
Taxable Housing Facilities Revenue Notes Series 2000B	a	0.24%		07/07/15	2,885,000	2,885,000
						8,535,000
12    See financial notes

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Other Notes 6.1%
Bank of America, NA		0.39%	07/06/15	04/04/16	60,000,000	60,000,000
Canadian Imperial Bank of Commerce		0.31%	07/10/15	03/04/16	182,000,000	182,000,000
JPMorgan Chase Bank, NA		0.44%	09/08/15	11/06/15	200,000,000	200,042,667
		0.43%	07/20/15	07/18/16	90,000,000	90,000,000
		0.44%	07/22/15	07/22/16	30,000,000	30,000,000
Royal Bank of Canada		0.39%	07/01/15	06/30/16	125,000,000	125,000,000
		0.39%	07/06/15	07/01/16	137,000,000	137,000,000
	b	0.36%	07/07/15	07/06/16	60,000,000	60,000,000
Wells Fargo Bank, NA		0.41%	09/15/15	07/14/16	55,000,000	55,000,000
		0.46%	09/22/15	07/21/16	225,000,000	225,000,000
Westpac Banking Corp	b	0.58%		07/28/15	100,000,000	100,000,000
Whistlejacket Capital, LLC	c,†	n/a	n/a	n/a	2,373,851	2,373,851
						1,266,416,518
Total Variable-Rate Obligations
(Cost $4,043,935,292)						4,043,935,292
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 30.2% of net assets
Government Agency Repurchase Agreements* 3.0%
Bank of Nova Scotia
Issued 06/30/15, repurchase date 07/01/15 (Collateralized by U.S. Treasury Securities valued at $102,000,000, 0.50% - 2.50%, due 09/30/16 - 02/15/44)		0.12%		07/01/15	100,000,333	100,000,000
BNP Paribas Securities Corp
Issued 06/30/15, repurchase date 07/01/15 (Collateralized by U.S. Government Agency Securities valued at $103,216,707, 0.70% - 6.00%, due 07/01/18 - 06/20/45)		0.10%		07/01/15	100,000,278	100,000,000
Deutsche Bank Securities, Inc
Issued 06/30/15, repurchase date 07/01/15 (Collateralized by U.S. Government Agency Securities valued at $148,618,726, 0.00% - 7.13%, due 07/10/15 - 02/01/45)		0.18%		07/01/15	144,000,720	144,000,000
Goldman Sachs & Co
Issued 06/24/15, repurchase date 07/01/15 (Collateralized by U.S. Government Agency Securities valued at $177,480,001, 0.62% - 5.25%, due 12/15/28 - 05/20/45)		0.07%		07/01/15	174,002,368	174,000,000
Issued 06/25/15, repurchase date 07/02/15 (Collateralized by U.S. Government Agency Securities valued at $19,380,001, 3.00% - 4.50%, due 07/15/40 - 05/15/45)		0.08%		07/02/15	19,000,296	19,000,000
JP Morgan Securities, LLC
Issued 06/30/15, repurchase date 07/01/15 (Collateralized by U.S. Government Agency Securities valued at $7,210,000, 2.00%, due 05/25/25)		0.14%		07/01/15	7,000,027	7,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 06/30/15, repurchase date 07/01/15 (Collateralized by U.S. Government Agency Securities valued at $25,750,000, 2.91%, due 01/25/22)		0.14%		07/01/15	25,000,097	25,000,000
See financial notes    13

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Mizuho Securities USA, Inc
Issued 06/30/15, repurchase date 07/01/15 (Collateralized by U.S. Government Agency Securities valued at $45,900,557, 0.14% - 3.04%, due 07/08/16 - 06/17/24)		0.15%		07/01/15	45,000,188	45,000,000
						614,000,000
Treasury Repurchase Agreements 23.2%
Barclays Capital, Inc
Issued 06/30/15, repurchase date 07/01/15 (Collateralized by U.S. Treasury Securities valued at $1,208,674, 0.00%, due 12/17/15)		0.10%		07/01/15	1,184,936	1,184,933
BNP Paribas Securities Corp
Issued 06/30/15, repurchase date 07/01/15 (Collateralized by U.S. Treasury Securities valued at $27,540,026, 0.75% - 1.38%, due 10/31/17 - 05/31/20)		0.09%		07/01/15	27,000,068	27,000,000
Federal Reserve Bank of New York
Issued 06/30/15, repurchase date 07/01/15 (Collateralized by U.S. Treasury Securities valued at $2,887,004,034, 3.63%, due 02/15/20)		0.05%		07/01/15	2,887,004,010	2,887,000,000
Issued 06/29/15, repurchase date 07/01/15 (Collateralized by U.S. Treasury Securities valued at $950,003,808, 2.00% - 3.75%, due 02/15/22 - 08/15/41)		0.07%		07/01/15	950,003,694	950,000,000
Issued 06/25/15, repurchase date 07/02/15 (Collateralized by U.S. Treasury Securities valued at $735,008,591, 2.00% - 2.13%, due 08/15/21 - 02/15/22)		0.07%		07/02/15	735,010,004	735,000,000
JP Morgan Securities, LLC
Issued 06/22/15, repurchase date 07/22/15 (Collateralized by U.S. Treasury Securities valued at $184,623,334, 1.25% - 2.63%, due 10/31/18 - 05/15/24)		0.08%		07/07/15	181,006,033	181,000,000
						4,781,184,933
Other Repurchase Agreements** 4.0%
Credit Suisse Securities (USA), LLC
Issued 06/15/15, repurchase date 12/14/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $366,850,439, 0.31% - 6.50%, due 04/15/29 - 12/11/49)	c	0.80%		10/03/15	319,779,778	319,000,000
Issued 06/18/15, repurchase date 12/14/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $6,902,951, 0.36% - 3.94%, due 02/12/44 - 01/25/45)	c	0.80%		10/03/15	6,014,267	6,000,000
JP Morgan Securities, LLC
Issued 06/04/15, repurchase date 12/01/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $115,053,987, 2.42% - 6.81%, due 06/15/20 - 12/25/65)	c	0.65%		09/28/15	100,209,444	100,000,000
14    See financial notes

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 06/17/15, repurchase date 12/17/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $175,991,299, 0.49% - 8.50%, due 12/01/17 - 12/25/65)	c	0.65%		09/28/15	153,284,538	153,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 05/28/15, repurchase date 08/26/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $282,900,000, 0.32% - 7.00%, due 04/26/36 - 08/25/47)	c	0.58%		08/04/15	246,269,507	246,000,000
						824,000,000
Total Repurchase Agreements
(Cost $6,219,184,933)						6,219,184,933

End of Investments.

At 06/30/15, the tax basis cost of the fund's investments was $20,616,177,526.
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,873,831,718 or 9.1% of net assets.
c	Illiquid security. At the period end, the value of these amounted to $826,373,851 or 4.0% of net assets.
†	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (April 29, 2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
**	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
ETF —	Exchange Traded Fund
RB —	Revenue bond

At June 30, 2015, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2015. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
See financial notes    15

Schwab Advisor Cash Reserves
Statement of
Assets and Liabilities
As of June 30, 2015; unaudited
Assets
Investments, at cost and value		$14,396,992,593
Repurchase agreements, at cost and value	+	6,219,184,933
Total investments, at cost and value (Note 2a)		20,616,177,526
Receivables:
Interest		6,884,289
Prepaid expenses	+	44,910
Total assets		20,623,106,725
Liabilities
Payables:
Investment adviser and administrator fees		843,861
Shareholder service fees		135,681
Distributions to shareholders		85,183
Accrued expenses	+	592,083
Total liabilities		1,656,808
Net Assets
Total assets		20,623,106,725
Total liabilities	–	1,656,808
Net assets		$20,621,449,917
Net Assets by Source
Capital received from investors		20,622,808,982
Net realized capital losses		(1,359,065)

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Sweep Shares	$5,180,839,278		5,180,825,062		$1.00
Premier Sweep Shares	$15,440,610,639		15,440,573,667		$1.00

16    See financial notes

Schwab Advisor Cash Reserves
Statement of
Operations
For the period January 1, 2015 through June 30, 2015; unaudited
Investment Income
Interest		$27,402,179
Expenses
Investment adviser and administrator fees		33,417,187
Shareholder service fees:
Sweep Shares		10,837,422
Premier Sweep Shares		32,571,909
Shareholder reports		392,787
Custodian fees		323,940
Portfolio accounting fees		251,938
Registration fees		166,691
Professional fees		65,027
Independent trustees' fees		45,119
Transfer agent fees		21,238
Interest expense		181
Other expenses	+	200,956
Total expenses		78,294,395
Expense reduction by CSIM and its affiliates	–	51,977,447
Net expenses	–	26,316,948
Net investment income		1,085,231
Realized Gains (Losses)
Net realized losses on investments		(4,845)
Increase in net assets resulting from operations		$1,080,386
See financial notes    17

Schwab Advisor Cash Reserves
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/15-6/30/15		1/1/14-12/31/14
Net investment income		$1,085,231	$2,300,347
Net realized gains (losses)	+	(4,845)	8,440
Increase in net assets from operations		1,080,386	2,308,787
Distributions to Shareholders
Distributions from net investment income
Sweep Shares		(270,935)	(580,822)
Premier Sweep Shares	+	(814,296)	(1,719,525)
Total distributions from net investment income		(1,085,231)	(2,300,347)
Transactions in Fund Shares*
Shares Sold
Sweep Shares		8,451,761,674	20,201,561,814
Premier Sweep Shares	+	30,172,720,619	73,314,241,632
Total shares sold		38,624,482,293	93,515,803,446
Shares Reinvested
Sweep Shares		216,234	508,597
Premier Sweep Shares	+	714,671	1,641,173
Total shares reinvested		930,905	2,149,770
Shares Redeemed
Sweep Shares		(9,298,029,395)	(20,309,183,858)
Premier Sweep Shares	+	(32,684,671,664)	(72,888,588,931)
Total shares redeemed		(41,982,701,059)	(93,197,772,789)
Net transactions in fund shares		(3,357,287,861)	320,180,427
Net Assets
Beginning of period		23,978,742,623	23,658,553,756
Total increase or decrease	+	(3,357,292,706)	320,188,867
End of period		$20,621,449,917	$23,978,742,623
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
18    See financial notes

Schwab Advisor Cash Reserves
Financial Notes, unaudited
1. Business Structure of the Fund:
Schwab Advisor Cash Reserves is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
The Charles Schwab Family of Funds (organized October 20, 1989)	Schwab Municipal Money Fund
Schwab Money Market Fund	Schwab AMT Tax-Free Money Fund
Schwab Government Money Fund	Schwab California Municipal Money Fund
Schwab U.S. Treasury Money Fund	Schwab New York Municipal Money Fund
Schwab Treasury Obligations Money Fund	(formerly Schwab New York AMT Tax-Free Money Fund)
Schwab Value Advantage Money Fund	Schwab New Jersey Municipal Money Fund
Schwab Advisor Cash Reserves	(formerly Schwab New Jersey AMT Tax-Free Money Fund)
Schwab Cash Reserves	Schwab Pennsylvania Municipal Money Fund
Schwab Retirement Advantage Money Fund	Schwab Massachusetts Municipal Money Fund
Schwab Investor Money Fund	(formerly Schwab Massachusetts AMT Tax-Free Money Fund)

Schwab Advisor Cash Reserves offers two share classes: Sweep Shares and Premier Sweep Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund's Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the
19

Schwab Advisor Cash Reserves
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•  Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the “counter-party”), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counter-party risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund's repurchase agreements are collateralized by cash, U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the fund's custodian (or, with multi-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counter-party, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counter-party.
As of June 30, 2015, the fund had investments in repurchase agreements with a gross value of $6,219,184,933 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations.
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Schwab Advisor Cash Reserves
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium and accretes discounts to the security’s call date and price, rather than the maturity date and price.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund's net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (“State Street”), under which the fund may receive a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
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Schwab Advisor Cash Reserves
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
(k) New Accounting Pronouncements:
In June 2014, Accounting Standards Update (“ASU”) No. 2014-11, Topic 860 Transfers and Servicing — Repurchase-to-Maturity Transactions, Repurchase Financings and Disclosures, was issued and is effective for interim periods beginning after March 15, 2015 and annual periods beginning after December 15, 2014. The ASU modifies accounting guidance and enhances disclosure requirements for repurchase agreement and securities lending transactions. Management is currently evaluating the impact the adoption of ASU 2014-11 may have on the fund’s financial statement disclosures.
3. Risk Factors:
Investment Risk. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of a shareholder’s investment at $1 per share, it is possible to lose money by investing in the fund.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low. Because interest rates in the United States are at, or near, historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings. In addition, to the extent the fund makes any reimbursement payments to the investment adviser and/or its affiliates, the fund’s yield would be lower.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counter-party) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counter-party that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counter-party will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade (“Alternative Collateral”). High yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counter-party’s default.
Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counter-party of a portfolio investment fails to honor its obligations. Even though the fund's investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counter-party to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of the fund's portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund's share price or yield to fall.
Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, Fannie Mae (FNMA) and Freddie Mac (FHLMC) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks (FHLB) maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities a fund owns do not extend to the shares of the fund itself.
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Schwab Advisor Cash Reserves
Financial Notes, unaudited (continued)
3. Risk Factors (continued):
Credit and Liquidity Enhancements Risk. The fund may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for the purchaser, such as the fund. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the fund. Any decline in the value of the securities held by the fund could cause the fund’s share price or yield to fall. To the extent that a portion of the fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Foreign Investment Risk. Although the fund may invest only in U.S. dollar denominated securities, the fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; differing accounting, auditing, financial reporting and legal standards and practices; the imposition of economic sanctions or other government restrictions; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag those of other money market funds.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer, including, for example, during periods of rising interest rates. In addition, dealer inventories of certain securities—an indication of the ability of dealers to engage in “market making”—are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. The fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Regulatory Risk. The Securities and Exchange Commission (“SEC”) recently adopted changes to the rules that govern SEC-registered money market funds. These rule changes include: (i) allowing money market funds to impose liquidity fees and redemption gates when their liquidity levels fall below certain thresholds; (ii) requiring money market funds that do not qualify as “retail” or “government” money market funds to operate with a floating share price; (iii) imposing new disclosure and reporting requirements; and (iv) enhancing portfolio diversification requirements. The compliance dates for these rule changes vary, ranging from mid-2015 for certain new reporting requirements to October 2016 for the new liquidity fees, redemption gates and floating share price requirements. The SEC has also proposed additional rule changes that, if adopted, will impact how SEC-registered money market funds may use nationally recognized statistical rating organizations for the purposes of determining the credit quality of their investments. These regulatory developments may affect the fund’s investment strategies, performance, yield and operating expenses. As of the date of this prospectus, the fund’s investment adviser is evaluating the potential impact of these regulatory changes and will provide updates as future compliance deadlines approach.
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Schwab Advisor Cash Reserves
Financial Notes, unaudited (continued)
3. Risk Factors (continued):
Money Market Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.
4. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the “Plan”) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund. Schwab serves as the fund's paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab). All shareholder service fees paid by the fund to Schwab in its capacity as the fund's paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees. The Plan also enables the fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions it provides to fund shareholders invested in the fund.
Pursuant to the Plan, the fund’s shares are subject to an annual shareholder servicing fee of up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab's written agreement with the fund), and the fund will pay no more than 0.25% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Pursuant to the Plan, the fund’s shares are subject to an annual sweep administration fee of up to 0.15%. The sweep administration fee paid to Schwab is based on the average daily net asset value of the fund shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above regardless of Schwab’s or the service provider's actual cost of providing the services. If the cost of providing the services under the Plan is less than the payment received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (“expense limitation”), as follows:
Sweep Shares	0.66%
Premier Sweep Shares	0.59%
In addition, effective January 1, 2015 through December 31, 2015, CSIM and its affiliates agreed to waive an additional amount of the fund's expenses equal to 0.035% of the fund's average daily net assets.
During the period ended June 30, 2015, the fund waived $51,977,447 in expenses of which $16,167,321 was waived in accordance with the contractual expense limitation agreement noted above and the remainder to maintain a positive net yield as noted below.
24

Schwab Advisor Cash Reserves
Financial Notes, unaudited (continued)
4. Affiliates and Affiliated Transactions (continued):
Voluntary Yield Waiver/Reimbursement
In addition to the contractual expense limitation agreement noted above, CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for each share class of the fund. CSIM and its affiliates may recapture from the fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The reimbursement payments by the fund to CSIM and its affiliates are considered “non-routine expenses” and are not subject to any net operating expense limitations in effect at the time of such payment. This recapture could negatively affect the fund’s future yield. There were no prior year amounts recaptured. As of June 30, 2015, the balance of recoupable waivers is as follows:
	Expiration Date
	December 31, 2015	December 31, 2016	December 31, 2017	December 31, 2018	Total
Sweep Shares	$19,328,373	$21,783,684	$23,935,886	$10,343,542	$75,391,485
Premier Sweep Shares	39,977,192	49,531,585	58,969,420	25,466,584	173,944,781
As of December 31, 2014, the fund had recoupable waivers expire in the amount of $21,168,260 and $44,182,521 for Sweep Shares and Premier Sweep Shares, respectively.
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.
5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
6. Borrowing from Banks:
The fund has access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The fund pays interest on the amount it borrows at rates that are negotiated periodically. The fund also pays an annual fee to State Street for the committed line of credit.
There were no borrowings from the lines of credit by the fund during the period. However, the fund may have utilized its overdraft facility and incurred an interest expense, which is disclosed on the fund's Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
7. Federal Income Taxes:
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2014, the fund had capital loss carryforwards of $1,354,220 available to offset future net capital gains before the expiration date of December 31, 2017.
For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2014, the fund had no capital losses deferred and had $8,440 capital loss carryforwards utilized.
25

Schwab Advisor Cash Reserves
Financial Notes, unaudited (continued)
7. Federal Income Taxes (continued):
As of December 31, 2014, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2014, the fund did not incur any interest or penalties.
8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
26

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to the existing funds in the Trust, including Schwab Advisor Cash Reserves (the “Fund”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Fund at meetings held on April 29, 2015, and June 1, 2015, and approved the renewal of the Agreement with respect to the Fund for an additional one year term at the meeting held on June 1, 2015. The Board’s approval of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;
2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds;
3.	the Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as investment research tools and Internet access and an array of account features that benefit the Fund and certain of its shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Fund’s shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered both risk
27

and shareholder risk expectations for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of waiving management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as exchange-traded funds and separately managed accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered the contractual investment advisory fee schedules with respect to the Fund that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to the Fund’s shareholders. Specifically, the Board considered CSIM and Schwab’s previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, and (iii) future net total operating expense reductions for taxable money funds as a group (excluding certain share classes) and non-taxable money funds as a group (excluding certain share classes) when aggregate assets of such group of funds exceed certain levels. In particular, the Board considered the actual expense reductions with respect to the Fund that resulted from CSIM and Schwab’s commitments set forth above. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.
28

Trustees and Officers
The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 95 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund's Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – present).	74	Director, Gilead Sciences, Inc. (2005 – present)
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Private Investor.	74	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013)	74	Director, KLA-Tencor Corporation (2008 – present)
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2015)	Managing Partner and Co-Founder, Kudu Advisors, LLC (financial services) (May 2009 – present); Director, Asset International, Inc. (publisher of financial services information) (Jan. 2009 – Nov. 2014).	95	None.
29

Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust and Laudus Institutional Trust since 2010)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	74	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	74	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

Interested Trustees
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989; Schwab Investments since 1991; Schwab Capital Trust since 1993; Schwab Annuity Portfolios since 1994; Laudus Trust and Laudus Institutional Trust since 2010)	Chairman and Director, The Charles Schwab Corporation (1986 – present); Chairman and Director of Charles Schwab & Co., Inc. (1971 – present); Chairman and Director of Charles Schwab Investment Management, Inc. (1989 – present); Chairman and Director of Charles Schwab Bank (2003 – present); Chairman and Chief Executive Officer of Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. (1996 – present); and Director, Chairman and Chief Executive Officer, Schwab Holdings, Inc. (1979 – present).	74	Chairman and Director, The Charles Schwab Corporation (1986 – present) Director, Yahoo! Inc. (2014 – present)
Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (2008 – present); Director, Charles Schwab Bank (2006 – present); and Director, Schwab Holdings, Inc. (2008 – present).	95	Director, The Charles Schwab Corporation (2008 – present)

30

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (January 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).
George Pereira
1964
Treasurer and Principal Financial Officer, Schwab Funds
Treasurer and Chief Financial Officer, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust and Laudus Institutional Trust since 2006)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2005)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab and Laudus Funds’ retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds or Laudus Funds to retire from all Boards upon their required retirement date from either Board.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Boards.
31

Glossary
144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper  A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO)  A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note  An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF)  An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement  (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
32

restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
Tier 1, Tier 2  Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average life (WAL)  For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov 60 days after the end of the month to which the information pertains.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.
33

Notes

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.
Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
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Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.
[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-800-435-4000
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2015 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR32959-10
00149459

Semiannual report dated June 30, 2015, enclosed.
Schwab California Municipal Money Fund™

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Schwab California Municipal Money Fund™
Semiannual Report
June 30, 2015

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President
Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report.
Dear Shareholder,
At Charles Schwab Investment Management (CSIM), we design our investment products to serve as part of the foundation of an investor’s portfolio. The Schwab California Municipal Money Fund is intended to offer stability of capital and liquidity, as well as income exempt from federal and California state income tax. This fund invests in short-term municipal money market securities issued by the State of California and municipal agencies and is also actively managed, benefiting from extensive credit research and professional money management.
For the six-month reporting period ended June 30, 2015, yields on money market securities remained extremely low. The U.S. economy rebounded after a weaker-than-expected early 2015, while short-term interest rates remained near zero percent. However, global economic uncertainty and speculation surrounding the timing of a potential short-term rate increase later this year contributed to market volatility. Meanwhile, the supply of municipal securities remained limited during the six-month reporting period as strong tax receipts allowed many municipalities to issue less short-term debt.
In related industry matters, in July 2014, the Securities and Exchange Commission (SEC) released final amendments to the rules that govern money market funds. We believe that these amendments strike the right balance of preserving an important cash management tool for investors, while protecting investors from the possibility of significant money market fund redemptions during a crisis. In response to this guidance, CSIM will continue to offer a variety of investment options and a strong product lineup that includes Municipal and Prime Money Market funds, constructed specifically for retail investors and featuring a constant net asset value (NAV).1 The Schwab Government Money Funds will also continue to feature a constant NAV and can be used by either retail or institutional investors. In addition, the Schwab Government Money Funds do not plan to adopt a policy to implement liquidity fees or redemption gates.
For more information about the performance, holdings, and portfolio characteristics of the Schwab California Municipal Money Fund, please continue reading this report. In addition, you can find further details about this fund by visiting our new website at www.csimfunds.com, which provides improved functionality, enhanced design, and access to industry insights. We are also happy to hear from you at 1-800-435-4000.
Sincerely,

For the six-month reporting period ended June 30, 2015, yields on money market securities remained extremely low.

[1]	A fund’s share price is its NAV, which is the fund’s net assets divided by the number of its shares outstanding. Under the new amendments, Retail Prime and Municipal money market funds, as well as Government money market funds, will continue to be permitted to transact at a constant NAV of $1.00. Note that while a fund may seek to maintain a constant NAV, there is no guarantee that it will be able to do so.
Schwab California Municipal Money Fund1

Fund Management
Kenneth Salinger, CFA, Vice President and Head of Tax-Exempt Strategies, leads the portfolio management team for Schwab’s national and state-specific tax-free bond funds and municipal money market funds. He also has overall responsibility for all aspects of the management of each of the tax-free bond funds. Prior to joining CSIM in 2008, Mr. Salinger was a senior portfolio manager at Wells Capital Management, working on a team that managed municipal bond assets. He worked at American Century Investments from 1992 to 2006, where he was a vice president and senior portfolio manager, responsible for daily management of a number of national and state specific municipal bond funds. Mr. Salinger has worked in fixed-income asset management since 1994.

Kevin Shaughnessy, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2000, Mr. Shaughnessy spent four years as a portfolio manager at Wells Capital Management, where he was responsible for managing the firm’s California municipal money fund assets, as well as short duration private client assets.

Cameron Ullyatt, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2008, Mr. Ullyatt was a vice president and portfolio manager at Oppenheimer Funds, where he was responsible for managing the firm’s municipal money fund assets. From 1999 to 2006, Mr. Ullyatt also worked as a credit analyst in Oppenheimer Funds’ municipal bond and money market departments.
2Schwab California Municipal Money Fund

State Investment Environment
California’s financial position has improved with the state’s economic rebound, and higher tax revenues are now being directed toward repayment of accumulated budgetary debt and building a rainy day fund.
California is expected to report that it ended fiscal 2015 (7/1/14-6/30/15) with a general fund balance of $2.4 billion and a rainy day fund balance of $1.6 billion, which together are equal to about 3.5% of annual spending. The fiscal 2015 budget paid down over $12 billion of budgetary debt, including $6 billion of previously deferred payments to schools and community colleges, and made its first deposit into that rainy day fund since fiscal 2007. The budget benefitted from a temporary increase in personal income taxes and sales taxes, approved by voters in November 2012, as well strengthening revenue performance. State tax receipts through June 2015 were about $6.8 billion, or 6.4%, ahead of original budget projections, led by personal income taxes and corporation taxes.
The fiscal 2016 budget was signed by Governor Brown on June 24, 2015. The general fund spending plan totals $115.4 billion, up from $114.5 billion in fiscal 2015, and includes a $1.9 billion addition to the rainy day fund. The plan largely reflects the Governor’s on-going financial priorities, with much of the growth in revenues directed to paying down accumulated budgetary debt and other one-time spending. The state’s school districts, which rely on state funds for over 60% of their operating revenues, benefit the most from this new budget with $7.6 billion of additional appropriations in compliance with Proposition 98's minimum requirements. The state projects ending fiscal 2016 with over $5.5 billion of reserves, or 4.8% of annual spending.
As in other states, many of California’s cities, counties, school districts, as well as water and sewer systems, public and private universities, and non-profit health systems issue bonds. Though state support for many of these issuers has improved in recent budgets, their credit quality continues to reflect characteristics that include area economic trends and financial management. Although California school districts and community college districts receive about 60% of their operating funds from the state, their general obligation bonds are secured by dedicated local property tax levies and are not paid from state funds. Many of these local property tax bases are again realizing strong growth, but some areas that experienced the most development just prior to the recession have not yet returned to their pre-recession levels.
Counties continue to rebuild their financial positions from growth in their property tax bases and other revenue streams and that growth has allowed them to restore some services that were cut in response to prior cuts in state aid. The outlook for many of California’s cities has improved, with stronger growth in sales and business taxes. However, they continue to face cost pressures especially in the areas of pensions and healthcare benefits. The City of Stockton formally exited bankruptcy protection in February 2015, while the City of San Bernardino continues to work toward a reorganization plan. Stockton and San Bernardino were both centers for the recent housing market boom and bust.
California’s essential service enterprises and healthcare providers, such as the Metropolitan Water District of Southern California, the East Bay Municipal Utility District, the Bay Area Toll Authority and Kaiser Permanente have been generally insulated from the state’s earlier financial difficulties as they pay off their bonds with revenues received from the services they provide to customers. California is currently facing its fourth year of drought. While the economic impact of the drought has primarily affected the state’s agricultural sector, which accounts for about 2.1% of the state’s gross domestic product, the state’s largest water agencies have responded through conservation measures, rate adjustments and draws on stored supply.
California’s economy has significantly rebounded from the recent recession and is growing at a moderate pace. The state gained 465,700 jobs from May 2014 to May 2015, a 3.0% increase, continuing on from the 461,800 jobs gained in calendar year 2014. California’s unemployment rate declined to 6.4% in May 2015, down from 7.6% in May 2014. That rate placed the state ninth highest in the country and still above the national average of 5.5%.
With its diversified and recovering economy and finances, California’s credit quality has been on an upward trend after years of managing structural budget imbalances. At the end of the report period, the state’s general obligation ratings were Aa3 from Moody’s Investors Service, AA- from Standard & Poor’s Ratings Services, and A+ from Fitch Ratings. Fitch raised its rating from A in February 2015 and S&P upgraded its rating from A+ in July 2015.
Nothing in this report represents a recommendation of a security by the investment adviser.
Manager views and portfolio holdings may have changed since the report date.
Schwab California Municipal Money Fund3

Schwab California Municipal Money Fund
The Schwab California Municipal Money Fund (the fund) seeks the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and California personal income tax. To pursue its goal, the fund invests in municipal (muni) money market securities from California issuers and muni agencies, as well as from U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the six months ended June 30, 2015, to help the fund maintain a positive net yield.1 For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
Market Highlights. During the six-month reporting period ended June 30, 2015, the U.S. economy continued to show signs of progress. The Federal Reserve (the Fed) left short-term interest rates at 0.00% to 0.25%, though speculation surrounding the timing of a potential rate increase later in 2015 contributed to market volatility. With U.S. economic conditions generally improving, tax revenues rose for many municipalities. Though this had a positive impact on overall credit conditions, the increased cash flow lessened the need for municipalities to issue additional short-term debt. As a result, the supply of securities typically held by muni money market funds continued to decline during the reporting period, pushing yields even lower in a multi-year trend for muni money market funds. These conditions were especially apparent in California, where the state announced in June that it was not planning to issue Revenue Anticipation Notes this year. The absence of these notes has caused a noticeable decline in the supply of muni securities available for the fund.
Reflecting this environment, the Securities Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—ranged between approximately 0.02% and 0.11%, finishing the period near the middle of this range.
Performance, Positioning, and Strategies. The investment adviser continued to focus on safety and high credit quality, while maintaining a longer weighted average maturity (WAM) than many of the fund’s peers for much of the reporting period. From the beginning of the year through May, the fund’s WAM generally declined from approximately 46 to 22 days. As muni securities became available in June during the typical “note season,” the fund’s WAM was extended as some of these securities were added to the portfolio, with the fund’s WAM ending the period at 45 days.
As of 6/30/15:
Portfolio Composition By Maturity[2]
% of investments
1-7 Days	67.2%
8-30 Days	3.0%
31-60 Days	9.0%
61-90 Days	7.1%
91-180 Days	5.6%
More than 180 Days	8.1%
Total	100.0%
Statistics
Weighted Average Maturity[3]	45 Days
Credit Quality Of Holdings[4] % of portfolio	97.9% Tier 1
Credit Enhanced Securities % of portfolio	50%
Portfolio Composition by Security Type[5]
% of investments
Tender Option Bonds	24.7%
Variable Rate Demand Obligations	39.8%
Commercial Paper	21.2%
Fixed Rate Notes	11.3%
Other	3.0%
Total	100.0%
An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.
Management views and portfolio holdings may have changed since the report date.
[1]	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 5.
[2]	As shown in the Portfolio Holdings section of the shareholder report.
[3]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[4]	Tier 1 securities are rated in the highest short-term rating category by two nationally recognized statistical rating organizations (“NRSROs”), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
[5]	Portfolio Composition is calculated using the Par Value of Investments.
4Schwab California Municipal Money Fund

Performance and Fund Facts as of 6/30/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for previous 12 months*

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab California Municipal Money Fund
	Sweep Shares	Value Advantage Shares®
Ticker Symbol	SWCXX	SWKXX
Minimum Initial Investment[1]	**	$25,000 [2]
Seven-Day Yield[3]	0.01%	0.01%
Seven-Day Yield–Without Contractual Expense Limitation[4]	-0.08%	-0.10%
Seven-Day Effective Yield[3]	0.01%	0.01%
Seven-Day Taxable Equivalent Effective Yield[3,5]	0.02%	0.02%
An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.
Portfolio holdings may have changed since the report date.
*	The seven-day average yield for the Sweep Shares and Value Advantage Shares was 0.01% throughout the entire period.
**	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Minimum initial investment for IRA and custodial accounts is $15,000. Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.
[3]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’ total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for certain share classes of the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 5.
[4]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.51% and 0.36% to the seven-day yields of the Sweep Shares and Value Advantage Shares, respectively.
[5]	Taxable equivalent effective yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.8%, and effective California state personal income tax rate of 6.96%. Your tax rate may be different.
Schwab California Municipal Money Fund5

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2015 and held through June 30, 2015.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 1/1/15	Ending Account Value (Net of Expenses) at 6/30/15	Expenses Paid During Period[2] 1/1/15–6/30/15
Schwab California Municipal Money Fund
Sweep Shares
Actual Return	0.07%	$1,000.00	$1,000.10	$0.35
Hypothetical 5% Return	0.07%	$1,000.00	$1,024.45	$0.35
Value Advantage Shares
Actual Return	0.07%	$1,000.00	$1,000.10	$0.35
Hypothetical 5% Return	0.07%	$1,000.00	$1,024.45	$0.35

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.
6Schwab California Municipal Money Fund

Schwab California Municipal Money Fund
Financial Statements
Financial Highlights
Sweep Shares	1/1/15– 6/30/15*	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11	1/1/10– 12/31/10
Per-Share Data ($)
Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total return (%)	0.01 [3]	0.01	0.01	0.02	0.01	0.02
Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.07 [4],[5]	0.08 [4]	0.13 [4]	0.19 [4]	0.25 [4]	0.33 [4]
Gross operating expenses	0.69 [5]	0.69	0.69	0.69	0.69	0.69
Net investment income (loss)	0.01 [5]	0.01	0.01	0.01	0.01	0.01
Net assets, end of period ($ x 1,000,000)	6,028	6,439	6,081	6,137	5,641	5,507

Value Advantage Shares	1/1/15– 6/30/15*	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11	1/1/10– 12/31/10
Per-Share Data ($)
Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total return (%)	0.01 [3]	0.01	0.01	0.02	0.01	0.02
Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.07 [4],[5]	0.08 [4]	0.13 [4]	0.19 [4]	0.26 [4]	0.33 [4]
Gross operating expenses	0.56 [5]	0.56	0.56	0.56	0.56	0.56
Net investment income (loss)	0.01 [5]	0.01	0.01	0.01	0.01	0.01
Net assets, end of period ($ x 1,000,000)	721	771	751	853	1,071	1,399
*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
5
Annualized.
See financial notes    7

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2015 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
34.5%	Fixed-Rate Securities	2,326,183,028	2,326,183,028
67.0%	Variable-Rate Securities	4,524,846,156	4,524,846,156
101.5%	Total Investments	6,851,029,184	6,851,029,184
(1.5%)	Other Assets and Liabilities, Net		(102,081,244)
100.0%	Net Assets		6,748,947,940

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Securities 34.5% of net assets
California 34.5%
Alameda Cnty Jt Powers Auth
Lease Revenue CP Series A (LOC: MUFG Union Bank, NA)		0.08%		08/04/15	10,000,000	10,000,000
California
GO Bonds		5.00%		08/01/15	225,000	225,903
GO Bonds		3.00%		09/01/15	500,000	502,338
GO Bonds		4.00%		09/01/15	1,200,000	1,207,685
GO Bonds		5.00%		09/01/15	30,625,000	30,877,744
GO Bonds		3.00%		10/01/15	470,000	473,231
GO Bonds		4.00%		10/01/15	17,145,000	17,311,881
GO Bonds		5.00%		10/01/15	4,580,000	4,635,183
GO Bonds		5.00%		11/01/15	1,350,000	1,371,807
GO Bonds		4.00%		12/01/15	2,000,000	2,032,170
GO Bonds		5.00%		12/01/15	810,000	826,261
GO Bonds		6.00%		02/01/16	1,150,000	1,188,502
GO Bonds		5.00%		03/01/16	2,520,000	2,598,577
GO Bonds		3.00%		04/01/16	115,000	117,322
GO Bonds		4.25%		04/01/16	100,000	102,906
GO Bonds		5.00%		04/01/16	440,000	455,256
GO Bonds		6.00%		04/01/16	205,000	213,616
GO Bonds		5.00%		06/01/16	100,000	104,152
GO CP Series 2011A2 (LOC: Royal Bank of Canada)		0.08%		08/06/15	23,000,000	23,000,000
GO CP Series 2011A2 (LOC: Royal Bank of Canada)		0.08%		08/27/15	10,165,000	10,165,000
GO CP Series 2011A2 (LOC: Royal Bank of Canada)		0.07%		08/31/15	45,000,000	45,000,000
GO CP Series A1 (LOC: Wells Fargo Bank, NA)		0.07%		08/05/15	10,960,000	10,960,000
GO CP Series A1 (LOC: Wells Fargo Bank, NA)		0.08%		08/20/15	30,000,000	30,000,000
8    See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
GO CP Series A3 (LOC: JPMorgan Chase Bank, NA; California Public Employees' Retirement System)		0.08%		09/14/15	25,000,000	25,000,000
GO CP Series A7 (LOC: Mizuho Bank Ltd)		0.08%		08/04/15	19,000,000	19,000,000
GO Refunding Bonds		1.00%		08/01/15	6,635,000	6,640,011
GO Refunding Bonds		2.00%		08/01/15	2,335,000	2,338,735
GO Refunding Bonds		4.00%		08/01/15	1,035,000	1,038,318
GO Refunding Bonds		5.00%		09/01/15	9,715,000	9,794,600
GO Refunding Bonds		5.00%		10/01/15	900,000	910,826
GO Refunding Bonds		5.00%		11/01/15	7,945,000	8,074,483
GO Refunding Bonds		5.00%		12/01/15	1,550,000	1,581,218
GO Refunding Bonds		2.00%		02/01/16	200,000	201,867
GO Refunding Bonds		4.00%		02/01/16	955,000	975,671
GO Refunding Bonds		5.00%		02/01/16	6,805,000	6,996,614
GO Refunding Bonds		5.00%		03/01/16	1,200,000	1,237,378
GO Refunding Bonds		3.00%		04/01/16	1,275,000	1,300,890
GO Refunding Bonds		5.00%		04/01/16	100,000	103,442
California Dept of Water Resources
Power Supply RB Series 2005G4		4.75%		05/01/16	105,000	108,840
Power Supply RB Series 2005G4		5.00%		05/01/16	170,000	176,433
Power Supply RB Series 2010M		4.00%		05/01/16	700,000	721,193
Power Supply RB Series 2010M		5.00%		05/01/16	2,720,000	2,825,622
Water System RB (Central Valley) Series AF		5.00%		12/01/15	100,000	101,975
Water System RB (Central Valley) Series AM		5.00%		12/01/15	195,000	198,755
California Educational Facilities Auth
RB (Univ of Southern California) Series 2005		5.00%		10/01/15	500,000	505,899
California Health Facilities Financing Auth
RB (El Camino Hospital) Series 2015A		2.00%		02/01/16	5,425,000	5,480,640
RB (Kaiser Permanente) Series 2006E		0.14%		12/01/15	24,000,000	24,000,000
RB (Providence Health) Series 2014A		2.00%		10/01/15	185,000	185,738
RB (Scripps Health) Series 2010A		5.00%		11/15/15	1,075,000	1,094,453
RB (Sutter Health) Series 2008A		5.00%		08/15/15	4,500,000	4,526,716
California Public Works Board
Lease RB (Univ of California) Series 2005L (ESCROW)		5.00%		11/01/15	5,000,000	5,081,830
Lease RB Series 2011A		4.00%		10/01/15	3,000,000	3,028,241
Lease Refunding RB Series 2014F		3.00%		09/01/15	3,500,000	3,516,698
Lease Refunding RB Series 2015E		2.00%		09/01/15	5,000,000	5,015,547
California State Univ
Systemwide RB Series 2014A		3.00%		11/01/15	3,890,000	3,927,182
California Statewide Communities Development Auth
M/F Housing RB (Pilgrim Terrace) Series 2015B (ESCROW)		0.30%		05/01/16	11,250,000	11,250,000
RB (Kaiser Permanente) Series 2004E		0.22%		02/04/16	18,300,000	18,300,000
RB (Kaiser Permanente) Series 2004E		0.22%		02/05/16	11,800,000	11,800,000
RB (Kaiser Permanente) Series 2004E		0.23%		02/16/16	24,000,000	24,000,000
RB (Kaiser Permanente) Series 2004I		0.14%		07/01/15	10,700,000	10,700,000
RB (Kaiser Permanente) Series 2004I		0.14%		08/06/15	7,000,000	7,000,000
RB (Kaiser Permanente) Series 2004I		0.13%		11/02/15	8,000,000	8,000,000
RB (Kaiser Permanente) Series 2004I		0.21%		02/03/16	10,000,000	10,000,000
RB (Kaiser Permanente) Series 2004K		0.14%		10/01/15	12,400,000	12,400,000
RB (Kaiser Permanente) Series 2004K		0.14%		10/05/15	20,000,000	20,000,000
RB (Kaiser Permanente) Series 2006D		0.14%		10/01/15	26,500,000	26,500,000
See financial notes    9

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Kaiser Permanente) Series 2008B		0.14%		08/06/15	48,000,000	48,000,000
RB (Kaiser Permanente) Series 2008B		0.23%		01/06/16	9,000,000	9,000,000
RB (Kaiser Permanente) Series 2008C		0.23%		03/03/16	16,500,000	16,500,000
RB (Kaiser Permanente) Series 2008C		0.24%		03/14/16	3,500,000	3,500,000
RB (Kaiser Permanente) Series 2009B3		0.23%		01/07/16	3,500,000	3,500,000
RB (Kaiser Permanente) Series 2009B5		0.23%		01/05/16	2,500,000	2,500,000
RB (Kaiser Permanente) Series 2009B6		0.22%		02/02/16	3,750,000	3,750,000
RB (Kaiser Permanente) Series 2009B6		0.22%		02/08/16	14,000,000	14,000,000
Carlsbad USD
GO Bonds Series 2009B (LIQ: Wells Fargo & Co)	a,b	0.16%		07/09/15	12,155,000	12,155,000
Coast CCD
GO Refunding Bonds 2005		5.25%		08/01/15	830,000	833,491
Contra Costa Water District
Extendible CP		0.10%	08/20/15	01/17/16	22,500,000	22,500,000
Water Revenue Notes Series A		3.00%		10/01/15	1,575,000	1,586,235
Water Revenue Notes Series A		4.00%		10/01/15	3,275,000	3,305,696
East Bay Municipal Utility District
Wastewater System Extendible CP		0.10%	08/17/15	02/12/16	15,000,000	15,000,000
Water System Extendible CP		0.10%	08/05/15	02/09/16	37,000,000	37,000,000
Water System Extendible CP		0.10%	08/17/15	02/12/16	47,000,000	47,000,000
Water System Extendible CP		0.10%	09/09/15	02/21/16	13,000,000	13,000,000
Water System Extendible CP		0.08%	09/03/15	02/29/16	26,400,000	26,400,000
Water System Extendible CP		0.16%	10/07/15	03/08/16	20,000,000	20,000,000
Water System Refunding RB Series 2013A		5.00%		06/01/16	755,000	786,761
Foothill-DeAnza CCD
GO Bonds Series C (LIQ: Wells Fargo Bank, NA)	a,b	0.14%		07/09/15	9,760,000	9,760,000
Fresno USD
GO Bonds Series 2001G & 2010B (GTY/LIQ: Wells Fargo Bank, NA)	a,b	0.14%		07/09/15	10,915,000	10,915,000
Golden Gate Bridge, Highway & Transportation District
CP Series A		0.12%		10/02/15	30,500,000	30,500,000
Grossmont UHSD
GO Bonds Series 2006 (ESCROW)		5.00%		08/01/15	1,000,000	1,004,063
Healdsburg
Wastewater Refunding RB Series 2015A	c	2.00%		10/01/15	1,110,000	1,114,396
Imperial Irrigation District
Electric & Water Systems Revenue CP Series A (LOC: MUFG Union Bank, NA)		0.08%		07/15/15	20,400,000	20,400,000
Kern Cnty
TRAN 2015-2016	c	7.00%		06/30/16	25,000,000	26,663,100
Livermore Valley Jt USD
Refunding GO Bonds Series 2014		2.00%		08/01/15	3,165,000	3,169,841
Long Beach USD
GO Refunding Bonds Series 2008		4.00%		08/01/15	625,000	626,986
Los Angeles
GO Bonds Series 2009A		4.00%		09/01/15	500,000	503,139
GO Bonds Series 2011A		3.00%		09/01/15	1,390,000	1,396,714
GO Refunding Bonds Series 1998A		5.25%		09/01/15	125,000	126,012
GO Refunding Bonds Series 2005B		4.00%		09/01/15	450,000	452,757
GO Refunding Bonds Series 2011B		5.00%		09/01/15	5,000,000	5,040,867
TRAN	c	2.00%		06/30/16	75,000,000	76,227,750
Wastewater System CP Series A1 (LOC: Bank of New York Mellon)		0.12%		09/16/15	17,500,000	17,500,000
10    See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Los Angeles CCD
GO Refunding Bonds Series 2005A		5.25%		08/01/15	3,475,000	3,489,985
GO Refunding Bonds Series 2015C		0.50%		08/01/15	6,515,000	6,517,259
Los Angeles Cnty
TRAN	c	5.00%		06/30/16	113,000,000	118,292,180
Los Angeles Cnty Capital Asset Leasing Corp
Lease Revenue CP Series A (LOC: JPMorgan Chase Bank, NA)		0.08%		08/06/15	17,500,000	17,500,000
Lease Revenue CP Series A (LOC: JPMorgan Chase Bank, NA)		0.09%		09/10/15	5,400,000	5,400,000
Lease Revenue CP Series A (LOC: JPMorgan Chase Bank, NA)		0.09%		09/24/15	3,000,000	3,000,000
Lease Revenue CP Series A (LOC: JPMorgan Chase Bank, NA)		0.09%		10/09/15	24,000,000	24,000,000
Lease Revenue CP Series C (LOC: Wells Fargo Bank, NA)		0.08%		08/27/15	30,960,000	30,960,000
Lease Revenue CP Series C (LOC: Wells Fargo Bank, NA)		0.08%		09/03/15	18,400,000	18,400,000
Lease Revenue CP Series C (LOC: Wells Fargo Bank, NA)		0.08%		09/04/15	22,600,000	22,600,000
Lease Revenue CP Series C (LOC: Wells Fargo Bank, NA)		0.12%		09/08/15	40,000,000	40,000,000
Los Angeles Cnty Metropolitan Transportation Auth
First Tier Sr Sales Tax RB Series 2005A		5.00%		07/01/15	485,000	485,000
First Tier Sr Sales Tax Refunding RB Series 2009A		5.00%		07/01/15	625,000	625,000
First Tier Sr Sales Tax Refunding RB Series 2013A		5.00%		07/01/15	800,000	800,000
Second Sr Refunding RB Series 2009E		4.00%		07/01/15	750,000	750,000
Los Angeles Dept of Airports
Airport Sr RB Series 2008A		5.50%		05/15/16	150,000	156,566
Airport Sr RB Series 2010D		5.00%		05/15/16	105,000	109,154
Los Angeles Dept of Water & Power
Power System RB Series 2005A1		5.00%		07/01/15	1,165,000	1,165,000
Power System RB Series 2007A1		4.00%		07/01/15	600,000	600,000
Power System RB Series 2008A2		5.00%		07/01/15	1,225,000	1,225,000
Power System RB Series 2009A		4.00%		07/01/15	135,000	135,000
Power System RB Series 2009A		5.00%		07/01/15	300,000	300,000
Power System RB Series 2011A		5.00%		07/01/15	7,110,000	7,110,000
Power System RB Series 2012C		3.00%		01/01/16	1,725,000	1,737,467
Power System RB Series 2012C		4.00%		01/01/16	1,200,000	1,211,748
Power System RB Series 2012C		5.00%		01/01/16	10,845,000	10,977,770
Power System Revenue CP (LIQ: Wells Fargo Bank, NA)	d	0.07%		08/05/15	61,000,000	61,000,000
Power System Revenue CP (LIQ: Wells Fargo Bank, NA)		0.07%		09/03/15	34,000,000	34,000,000
Water System RB Series 2006A		5.00%		07/01/15	1,440,000	1,440,000
Water System RB Series 2006A1&2007A2 (LIQ: Wells Fargo & Co)	a,b	0.15%		07/09/15	24,210,000	24,210,000
Los Angeles Harbor Dept
Refunding RB Series 2006B		5.00%		08/01/15	5,520,000	5,542,839
Refunding RB Series 2011A		3.00%		08/01/15	1,000,000	1,002,295
Los Angeles Municipal Improvement Corp
Lease Revenue CP Series A1 (LOC: Wells Fargo Bank, NA)		0.08%		08/13/15	10,000,000	10,000,000
Lease Revenue CP Series A1 (LOC: Wells Fargo Bank, NA)		0.10%		08/19/15	10,000,000	10,000,000
Lease Revenue CP Series A1 (LOC: Wells Fargo Bank, NA)		0.12%		09/23/15	6,878,000	6,878,000
Lease Revenue CP Series A2 (LOC: JPMorgan Chase Bank, NA)		0.08%		08/13/15	10,000,000	10,000,000
Lease Revenue CP Series A2 (LOC: JPMorgan Chase Bank, NA)		0.10%		08/18/15	10,000,000	10,000,000
Lease Revenue CP Series A2 (LOC: JPMorgan Chase Bank, NA)		0.12%		09/22/15	5,000,000	5,000,000
Lease Revenue CP Series A2 (LOC: JPMorgan Chase Bank, NA)		0.09%		10/09/15	37,750,000	37,750,000
Los Angeles Solid Waste System
Solid Waste Resources Refunding RB Series 2013B		5.00%		02/01/16	10,000,000	10,273,418
See financial notes    11

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Los Angeles USD
GO Bonds Series 2005A1		3.50%		07/01/15	100,000	100,000
GO Bonds Series 2005E		5.00%		07/01/15	350,000	350,000
GO Bonds Series 2006G		5.00%		07/01/15	450,000	450,000
GO Bonds Series 2007B		4.00%		07/01/15	240,000	240,000
GO Bonds Series 2007E		5.00%		07/01/15	680,000	680,000
GO Bonds Series 2007H		5.00%		07/01/15	2,130,000	2,130,000
GO Bonds Series 2009D		3.25%		07/01/15	200,000	200,000
GO Bonds Series KY		5.00%		07/01/15	300,000	300,000
GO Refunding Bonds Series 2002		5.75%		07/01/15	100,000	100,000
GO Refunding Bonds Series 2006B		5.00%		07/01/16	1,500,000	1,569,874
GO Refunding Bonds Series 2007A1 (LIQ: Wells Fargo & Co)	a,b	0.15%		07/09/15	24,775,000	24,775,000
GO Refunding Bonds Series 2010A		4.00%		07/01/15	350,000	350,000
GO Refunding Bonds Series 2010A		5.00%		07/01/15	1,700,000	1,700,000
GO Refunding Bonds Series 2011A2		4.00%		07/01/15	725,000	725,000
Orange Cnty Fire Auth
TRAN	c	2.00%		06/30/16	29,260,000	29,754,494
Orange Cnty Sanitation District
Refunding COP Series 2008B		2.95%		08/01/15	3,240,000	3,247,649
Riverside CCD
GO Bonds Series 2015E	c	5.00%		08/01/15	700,000	702,779
Riverside Cnty
Teeter Obligation Notes Series 2014D		1.50%		10/14/15	47,960,000	48,147,263
TRAN	c	2.00%		06/30/16	50,000,000	50,850,000
Roseville Jt UHSD
GO Refunding Bonds 2013		3.00%		08/01/15	1,000,000	1,002,421
Sacramento Municipal Utility District
CP Series K1 (LOC: State Street Bank & Trust Co NA)		0.08%		09/02/15	30,000,000	30,000,000
CP Series L1 (LOC: Barclays Bank Plc)		0.08%		08/27/15	20,000,000	20,000,000
CP Series L1 (LOC: Barclays Bank Plc)		0.08%		08/28/15	40,000,000	40,000,000
San Diego CCD
GO Refunding Bonds 2012		3.00%		08/01/15	215,000	215,500
San Diego Cnty Regional Transportation Commission
Sales Tax RB Series 2012A		5.00%		04/01/16	800,000	828,133
San Diego Cnty Water Auth
CP Series 5 (LIQ: Wells Fargo Bank, NA)		0.07%		07/16/15	20,900,000	20,900,000
CP Series 5 (LIQ: Wells Fargo Bank, NA)		0.07%		08/04/15	21,100,000	21,100,000
CP Series 5 (LIQ: Wells Fargo Bank, NA)		0.09%		10/01/15	16,000,000	16,000,000
CP Series 7 (LIQ: JPMorgan Chase Bank, NA)		0.07%		07/16/15	25,000,000	25,000,000
CP Series 7 (LIQ: JPMorgan Chase Bank, NA)		0.07%		08/04/15	27,500,000	27,500,000
CP Series 7 (LIQ: JPMorgan Chase Bank, NA)		0.09%		09/10/15	10,000,000	10,000,000
CP Series 7 (LIQ: JPMorgan Chase Bank, NA)		0.10%		09/16/15	6,250,000	6,250,000
CP Series 7 (LIQ: JPMorgan Chase Bank, NA)		0.09%		10/01/15	6,250,000	6,250,000
CP Series 8 (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.07%		07/16/15	12,050,000	12,050,000
CP Series 8 (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.10%		07/23/15	5,000,000	5,000,000
CP Series 8 (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.07%		08/04/15	9,500,000	9,500,000
CP Series 8 (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.10%		08/12/15	5,000,000	5,000,000
CP Series 8 (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.08%		09/03/15	5,000,000	5,000,000
Extendable CP Series 1		0.10%	09/02/15	01/30/16	12,500,000	12,500,000
Extendable CP Series 1		0.08%	09/03/15	02/29/16	12,500,000	12,500,000
12    See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
San Diego USD
GO Refunding Bonds Series 2014R3		5.00%		07/01/15	2,470,000	2,470,000
San Francisco
GO Bonds Series 2015B	c	2.00%		06/15/16	10,000,000	10,156,800
GO Refunding Bonds Series 2011R1		5.00%		06/15/16	1,025,000	1,070,986
Refunding COP Series 2011B		4.00%		09/01/15	5,135,000	5,168,215
San Francisco Airport Commission
Sub CP Series A4&B4 (LOC: Wells Fargo Bank, NA)		0.08%		07/08/15	20,000,000	20,000,000
San Francisco Bay Area Rapid Transit District
Sales Tax Refunding RB Series 2005A		5.00%		07/01/15	500,000	500,000
San Francisco Public Utilities Commission
CP (Wastewater) Series A1 (LOC: Wells Fargo Bank, NA)		0.08%		08/05/15	12,500,000	12,500,000
Wastewater Refunding RB Series 2013A		4.00%		10/01/15	3,965,000	4,002,978
Water RB Series 2010D		5.00%		11/01/15	3,580,000	3,637,975
Water Refunding RB Series 2011D		5.00%		11/01/15	1,750,000	1,778,481
San Francisco USD
TRAN Series 2014A		5.00%		09/24/15	43,500,000	43,991,957
San Jose Redevelopment Agency
Sub Tax Allocation RB Series 1996A (LOC: JPMorgan Chase Bank, NA)		0.10%		09/08/15	14,750,000	14,750,000
Sub Tax Allocation RB Series 2003B (LOC: JPMorgan Chase Bank, NA)		0.10%		09/08/15	7,500,000	7,500,000
Santa Clara Valley Water District
CP Certificates Series A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.08%		08/11/15	2,830,000	2,830,000
CP Certificates Series A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.09%		08/11/15	7,200,000	7,200,000
Santa Monica-Malibu USD
GO Bonds Series A		1.00%		07/01/15	22,270,000	22,270,000
GO Bonds Series B	c	2.00%		07/01/16	3,860,000	3,923,960
Southern California Metropolitan Water District
Water Refunding RB Series 2011B		5.00%		07/01/15	5,690,000	5,690,000
Water Refunding RB Series 2012E2		3.00%		10/01/15	710,000	710,000
Turlock Irrigation District
Sub Revenue CP Series A (LOC: Bank of America, NA)		0.10%		10/08/15	41,995,000	41,995,000
Tustin USD
GO Bonds Series D		0.30%		08/01/15	500,000	499,872
Univ of California
General RB Series 2008L (ESCROW)		5.00%		05/15/16	8,000,000	8,405,016
General RB Series 2009O		5.00%		05/15/16	165,000	171,609
General RB Series 2009P		4.00%		05/15/16	100,000	103,072
Limited RB Series 2007D		5.00%		05/15/16	150,000	155,956
Ventura Cnty
TRAN 2015-2016	c	2.00%		07/01/16	51,000,000	51,877,200
TRAN Series 2014-2015		1.50%		07/01/15	25,000,000	25,000,000
Ventura Cnty Public Financing Auth
Lease Revenue CP (LOC: Wells Fargo Bank, NA)		0.08%		09/03/15	3,000,000	3,000,000
Lease Revenue CP (LOC: Wells Fargo Bank, NA)		0.09%		09/04/15	13,600,000	13,600,000
Victor Valley CCD
GO Bonds Series C (LIQ: Wells Fargo & Co)	a,b	0.15%		07/09/15	8,885,000	8,885,000
Total Fixed-Rate Securities
(Cost $2,326,183,028)						2,326,183,028

See financial notes    13

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Variable-Rate Securities 67.0% of net assets
California 64.4%
ABAG Finance Auth
M/F Housing RB (Bachenheimer Building) Series 2002A (LOC: Fannie Mae)		0.12%		07/07/15	7,620,000	7,620,000
M/F Housing RB (Crossing Apts) Series 2002A (LOC: Fannie Mae)	d	0.07%		07/07/15	64,450,000	64,450,000
M/F Housing RB (Darling Florist Building) Series 2002A (LOC: Fannie Mae)		0.12%		07/07/15	4,710,000	4,710,000
M/F Housing RB (Fine Arts Building) Series 2002A (LOC: Fannie Mae)		0.12%		07/07/15	8,100,000	8,100,000
M/F Housing RB (GAIA Building) Series 2000A (LOC: Fannie Mae)		0.12%		07/07/15	12,165,000	12,165,000
M/F Housing RB (La Terrazza Apts) Series 2002A (LOC: Fannie Mae)		0.12%		07/07/15	8,295,000	8,295,000
M/F Housing RB (Mountain View Apts) Series 1997A (LOC: Comerica Bank)		0.15%		07/07/15	4,650,000	4,650,000
M/F Housing Refunding RB (The Berkeleyan) Series 2003A (LOC: Fannie Mae)		0.12%		07/07/15	5,790,000	5,790,000
RB (Institute for Defense Analyses) Series 2005 (LOC: Branch Banking & Trust Co)		0.07%		07/07/15	5,000,000	5,000,000
Alameda Cnty IDA
RB (BAT Properties) Series 1998A (LOC: Bank of the West)		0.15%		07/07/15	3,640,000	3,640,000
RB (California Brazing) Series 2011 (LOC: Wells Fargo Bank, NA)		0.12%		07/07/15	2,835,000	2,835,000
RB (Dale Hardware) Series 2010 (LOC: Comerica Bank)		0.12%		07/07/15	2,380,000	2,380,000
RB (Ettore Products) Series 2005A (LOC: Comerica Bank)		0.16%		07/07/15	4,000,000	4,000,000
RB (Evolve Manufacturing Technologies) Series 2014 (LOC: Wells Fargo Bank, NA)		0.12%		07/07/15	2,484,000	2,484,000
RB (Golden West Paper Converting Corp) Series 2008A (LOC: Bank of the West)		0.14%		07/07/15	3,315,000	3,315,000
RB (Plastikon Industries) Series 2000A (LOC: Comerica Bank)		0.16%		07/07/15	2,700,000	2,700,000
Alameda-Contra Costa School Financing Auth
COP Series N (LOC: Federal Home Loan Bank)		0.06%		07/07/15	2,380,000	2,380,000
Anaheim Housing Auth
M/F Housing Refunding RB (Sage Park) Series 1998A (LOC: Fannie Mae)		0.07%		07/07/15	5,500,000	5,500,000
Anaheim Public Financing Auth
Electric System RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.08%		07/07/15	19,030,000	19,030,000
Electric System RB Series 2009A (LIQ: Citibank, NA)	a	0.08%		07/07/15	7,500,000	7,500,000
Bakersfield
Wastewater Refunding RB Series 2012A (LIQ: JPMorgan Chase Bank, NA)		0.08%		07/07/15	7,800,000	7,800,000
Bay Area Toll Auth
Toll Bridge RB Series 2006F (ESCROW/LIQ: Citibank, NA)	a	0.08%		07/07/15	16,985,000	16,985,000
Toll Bridge RB Series 2007C1 (LIQ: Bank of America, NA)	a	0.09%		07/07/15	4,910,000	4,910,000
Toll Bridge RB Series 2007C2 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.06%		07/07/15	11,000,000	11,000,000
Toll Bridge RB Series 2007F (ESCROW/LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	7,245,000	7,245,000
Toll Bridge RB Series 2007F, 2008F1&2009F1 (ESCROW/LIQ: Morgan Stanley Bank NA)	a,d	0.08%		07/07/15	12,462,156	12,462,156
14    See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Toll Bridge RB Series 2008C1 (LOC: Sumitomo Mitsui Banking Corp)		0.06%		07/07/15	3,000,000	3,000,000
Toll Bridge RB Series 2008F1 (LIQ: Citibank, NA)	a	0.08%		07/07/15	5,000,000	5,000,000
Toll Bridge RB Series 2009F1 (LIQ: Bank of America, NA)	a	0.10%		07/07/15	9,010,000	9,010,000
California
GO Bonds Series 2003A1 (LOC: JPMorgan Chase Bank, NA)		0.01%		07/01/15	1,000,000	1,000,000
GO Bonds Series 2003B1 (LOC: JPMorgan Chase Bank, NA; California Public Employees' Retirement System)		0.05%		07/07/15	37,500,000	37,500,000
GO Bonds Series 2003B2 (LOC: JPMorgan Chase Bank, NA; California Public Employees' Retirement System)		0.05%		07/07/15	18,000,000	18,000,000
GO Bonds Series 2003B3 (LOC: JPMorgan Chase Bank, NA; California Public Employees' Retirement System)		0.05%		07/07/15	34,100,000	34,100,000
GO Bonds Series 2004A1 (LOC: Citibank, NA)		0.01%		07/01/15	7,500,000	7,500,000
GO Bonds Series 2004A3 (LOC: State Street Bank & Trust Co NA)		0.01%		07/01/15	1,300,000	1,300,000
GO Bonds Series 2004A4 (LOC: Citibank, NA)		0.01%		07/01/15	33,750,000	33,750,000
GO Bonds Series 2004A5 (LOC: Citibank, NA)		0.01%		07/01/15	3,800,000	3,800,000
GO Bonds Series 2004B2 (LOC: Citibank, NA)		0.01%		07/01/15	1,000,000	1,000,000
GO Bonds Series 2004B4 (LOC: Citibank, NA)		0.03%		07/07/15	30,570,000	30,570,000
GO Bonds Series 2005A1-2 (LOC: Royal Bank of Canada)		0.04%		07/07/15	34,000,000	34,000,000
GO Bonds Series 2005A2-2 (LOC: Royal Bank of Canada)		0.04%		07/07/15	20,000,000	20,000,000
GO Bonds Series 2005B1 (LOC: Bank of America, NA)		0.05%		07/07/15	47,700,000	47,700,000
GO Bonds Series 2005B5 (LOC: Barclays Bank Plc)		0.09%		07/07/15	12,890,000	12,890,000
GO Refunding Bonds (GTY/LIQ: Wells Fargo & Co)	a	0.08%		07/07/15	160,000	160,000
California Alternative Energy Source Financing Auth
Cogeneration Facility RB Series 1993B		0.08%		07/07/15	25,330,000	25,330,000
California Dept of Water Resources
Water System RB (Central Valley) Series AE (LIQ: Branch Banking & Trust Co)	a	0.07%		07/07/15	7,075,000	7,075,000
Water System RB (Central Valley) Series AE (LIQ: Credit Suisse AG)	a	0.07%		07/07/15	12,605,000	12,605,000
California Educational Facilities Auth
RB (California Institute of Technology) Series 2006B		0.07%		07/07/15	2,500,000	2,500,000
RB (California Institute of Technology) Series 2009 (LIQ: Citibank, NA)	a	0.07%		07/07/15	9,900,000	9,900,000
RB (Life Chiropractic College West) Series 1999 (LOC: Bank of the West)		0.07%		07/07/15	11,365,000	11,365,000
RB (Univ of Southern California) Series 2009A (LIQ: Deutsche Bank AG)	a	0.12%		07/07/15	1,220,000	1,220,000
California Enterprise Development Finance Auth
RB (Sconza Candy) Series 2008A (LOC: Comerica Bank)		0.16%		07/07/15	10,000,000	10,000,000
California Health Facilities Financing Auth
Health Facility RB (Catholic Healthcare West) 2004 Series K (LOC: Mizuho Bank Ltd)		0.05%		07/07/15	21,750,000	21,750,000
Health Facility RB (Catholic Healthcare West) Series 2011B (LOC: Bank of Montreal)		0.05%		07/07/15	13,450,000	13,450,000
RB (Children's Hospital of Orange Cnty) Series 2009C (LOC: US Bank, NA)		0.07%		07/07/15	10,510,000	10,510,000
RB (City of Hope) Series 2012B		0.05%		07/07/15	16,000,000	16,000,000
RB (City of Hope) Series 2012C		0.06%		07/07/15	9,700,000	9,700,000
RB (Kaiser Permanente) Series 2011A,B,C&D (GTY/LIQ: Royal Bank of Canada)	a,d	0.07%		07/07/15	81,810,000	81,810,000
RB (Memorial Health Services) Series 2013A		0.07%		07/07/15	9,045,000	9,045,000
See financial notes    15

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Providence Health & Services) Series 2008C (ESCROW/LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	5,020,000	5,020,000
RB (Providence Health & Services) Series 2009B (LIQ: Bank of America, NA)	a	0.08%		07/07/15	9,200,000	9,200,000
RB (Providence Health & Services) Series 2009B, 2014A&2014B (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	26,780,000	26,780,000
RB (Providence Health & Services) Series 2014A (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/15	4,000,000	4,000,000
RB (Providence Health & Services) Series 2014B (LIQ: Deutsche Bank AG)	a	0.20%		07/07/15	12,165,000	12,165,000
RB (Scripps Health) Series 2001A (LOC: JPMorgan Chase Bank, NA)		0.05%		07/07/15	5,815,000	5,815,000
RB (Scripps Health) Series 2008C (LOC: MUFG Union Bank, NA)		0.06%		07/07/15	9,150,000	9,150,000
RB (Scripps Health) Series 2008E (LOC: MUFG Union Bank, NA)		0.06%		07/07/15	16,670,000	16,670,000
RB (Scripps Health) Series 2010B (LOC: JPMorgan Chase Bank, NA)	d	0.05%		07/07/15	51,150,000	51,150,000
RB (Scripps Health) Series 2012B		0.05%		07/07/15	13,225,000	13,225,000
RB (Scripps Health) Series 2012C		0.06%		07/07/15	2,300,000	2,300,000
RB (St Joseph Health) Series 2009A (LIQ: Morgan Stanley Bank NA)	a	0.22%		07/07/15	11,565,000	11,565,000
RB (St Joseph Health) Series 2009A (LIQ: Royal Bank of Canada)	a	0.07%		07/07/15	11,250,000	11,250,000
RB (Sutter Health) Series 2007A (LIQ: Deutsche Bank AG)	a	0.22%		07/07/15	9,000,000	9,000,000
RB (Sutter Health) Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	24,935,000	24,935,000
RB (Sutter Health) Series 2011A&B (LIQ: Deutsche Bank AG)	a	0.22%		07/07/15	23,000,000	23,000,000
RB (Sutter Health) Series 2011B (LIQ: Citibank, NA)	a	0.08%		07/07/15	9,565,000	9,565,000
RB (Sutter Health) Series 2011D (LIQ: Credit Suisse AG)	a	0.07%		07/07/15	6,665,000	6,665,000
RB (Sutter Health) Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	3,730,000	3,730,000
RB (Sutter Health) Series 2013A (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/15	17,195,000	17,195,000
California HFA
Home Mortgage RB Series 2002J (LOC: Fannie Mae; Freddie Mac)		0.09%		07/07/15	12,345,000	12,345,000
Home Mortgage RB Series 2006F (LOC: Fannie Mae; Freddie Mac)		0.10%		07/07/15	26,090,000	26,090,000
Home Mortgage RB Series 2007H (LOC: Fannie Mae; Freddie Mac)		0.11%		07/07/15	4,700,000	4,700,000
Home Mortgage RB Series 2007K (LOC: Fannie Mae; Freddie Mac)		0.11%		07/07/15	7,555,000	7,555,000
Limited Obligation M/F RB (Warwick Square Apts) Series 2013B (LOC: Federal Home Loan Bank)		0.08%		07/07/15	12,840,000	12,840,000
California Infrastructure & Economic Development Bank
RB (Asian-American Drug Abuse Program) Series 2008 (LOC: Bank of the West)		0.15%		07/07/15	3,135,000	3,135,000
RB (Casa Loma College) Series 2009 (LOC: Comerica Bank)		0.10%		07/07/15	1,780,000	1,780,000
RB (St Margaret's Episcopal School) Series 2008 (LOC: Federal Home Loan Bank)		0.18%		07/30/15	11,060,000	11,060,000
Refunding RB (PG&E) Series 2009A (LOC: MUFG Union Bank, NA)		0.02%		07/01/15	3,600,000	3,600,000
Refunding RB (PG&E) Series 2009B (LOC: MUFG Union Bank, NA)		0.02%		07/01/15	5,345,000	5,345,000
16    See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
California Municipal Finance Auth
RB (Westmont College) Series 2010A (LOC: Comerica Bank)		0.10%		07/07/15	12,440,000	12,440,000
Recovery Zone Facility RB (Chevron) Series 2010A		0.01%		07/01/15	18,180,000	18,180,000
Recovery Zone Facility RB (Chevron) Series 2010C		0.01%		07/01/15	8,205,000	8,205,000
California Pollution Control Financing Auth
Pollution Control Refunding RB (PG&E) Series 1996C (LOC: JPMorgan Chase Bank, NA)		0.01%		07/01/15	4,300,000	4,300,000
Pollution Control Refunding RB (PG&E) Series 1996E (LOC: JPMorgan Chase Bank, NA)		0.01%		07/01/15	3,100,000	3,100,000
Pollution Control Refunding RB (PG&E) Series 1996F (LOC: JPMorgan Chase Bank, NA)		0.01%		07/01/15	20,800,000	20,800,000
Solid Waste Disposal RB (Ag Resources III) Series 2004 (LOC: CoBank, ACB)		0.12%		07/07/15	5,570,000	5,570,000
Solid Waste Disposal RB (Alameda Cnty Industries) Series 2000A (LOC: Bank of the West)		0.14%		07/07/15	3,330,000	3,330,000
Solid Waste Disposal RB (Alameda Cnty Industries) Series 2012 (LOC: Bank of the West)		0.14%		07/07/15	2,570,000	2,570,000
Solid Waste Disposal RB (Atlas Disposal) Series 1999A (LOC: US Bank, NA)		0.12%		07/07/15	4,369,000	4,369,000
Solid Waste Disposal RB (AVI-PGS) Series 2008A (LOC: Wells Fargo Bank, NA)		0.12%		07/07/15	2,020,000	2,020,000
Solid Waste Disposal RB (Bay Counties SMaRT) Series 2014 (LOC: Comerica Bank)		0.16%		07/07/15	2,205,000	2,205,000
Solid Waste Disposal RB (Bay Counties Waste Services) Series 2011A (LOC: Comerica Bank)		0.16%		07/07/15	5,465,000	5,465,000
Solid Waste Disposal RB (Best Way Disposal) Series 2012 (LOC: Bank of the West)		0.14%		07/07/15	15,600,000	15,600,000
Solid Waste Disposal RB (BLT Enterprises of Fremont) Series 2010 (LOC: MUFG Union Bank, NA)		0.08%		07/07/15	4,665,000	4,665,000
Solid Waste Disposal RB (Burrtec Waste & Recycling Services) Series 2006A (LOC: Bank of America, NA)		0.12%		07/07/15	8,705,000	8,705,000
Solid Waste Disposal RB (Burrtec Waste Group) Series 2006A (LOC: US Bank, NA)		0.12%		07/07/15	8,705,000	8,705,000
Solid Waste Disposal RB (Burrtec Waste Group) Series 2008A (LOC: US Bank, NA)		0.12%		07/07/15	7,505,000	7,505,000
Solid Waste Disposal RB (California Waste Recovery Systems) Series 2012 (LOC: MUFG Union Bank, NA)		0.12%		07/07/15	2,385,000	2,385,000
Solid Waste Disposal RB (California Waste Solutions) Series 2002A (LOC: Cal St Teachers Retirement Sys)		0.12%		07/07/15	4,435,000	4,435,000
Solid Waste Disposal RB (California Waste Solutions) Series 2004A (LOC: Cal St Teachers Retirement Sys)		0.12%		07/07/15	620,000	620,000
Solid Waste Disposal RB (California Waste Solutions) Series 2007A (LOC: Cal St Teachers Retirement Sys)		0.12%		07/07/15	14,610,000	14,610,000
Solid Waste Disposal RB (CR&R) Series 2006A (LOC: JPMorgan Chase Bank, NA)	d	0.12%		07/07/15	19,600,000	19,600,000
Solid Waste Disposal RB (CR&R) Series 2007A (LOC: JPMorgan Chase Bank, NA)		0.12%		07/07/15	34,615,000	34,615,000
Solid Waste Disposal RB (Desert Properties) Series 2006B (LOC: MUFG Union Bank, NA)		0.12%		07/07/15	1,160,000	1,160,000
Solid Waste Disposal RB (EDCO Disposal) Series 2004A (LOC: Wells Fargo Bank, NA)		0.12%		07/07/15	1,395,000	1,395,000
Solid Waste Disposal RB (EDCO Disposal) Series 2007A (LOC: Wells Fargo Bank, NA)		0.12%		07/07/15	8,260,000	8,260,000
Solid Waste Disposal RB (Garaventa Enterprises) Series 2006A (LOC: Wells Fargo Bank, NA)		0.12%		07/07/15	5,970,000	5,970,000
See financial notes    17

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Solid Waste Disposal RB (Garaventa Enterprises) Series 2008A (LOC: Wells Fargo Bank, NA)		0.12%		07/07/15	8,925,000	8,925,000
Solid Waste Disposal RB (Garden City Sanitation) Series 2009A (LOC: MUFG Union Bank, NA)		0.08%		07/07/15	8,100,000	8,100,000
Solid Waste Disposal RB (Garden City Sanitation) Series 2009B (LOC: MUFG Union Bank, NA)		0.08%		07/07/15	2,920,000	2,920,000
Solid Waste Disposal RB (Garden City Sanitation) Series 2014 (LOC: MUFG Union Bank, NA)		0.13%		07/07/15	3,000,000	3,000,000
Solid Waste Disposal RB (George Borba & Son Dairy) Series 2003 (LOC: Wells Fargo Bank, NA)		0.12%		07/07/15	3,800,000	3,800,000
Solid Waste Disposal RB (GreenWaste of Palo Alto) Series 2008B (LOC: MUFG Union Bank, NA)		0.12%		07/07/15	4,375,000	4,375,000
Solid Waste Disposal RB (GreenWaste Recovery) Series 2006A (LOC: MUFG Union Bank, NA)		0.12%		07/07/15	3,395,000	3,395,000
Solid Waste Disposal RB (J&D Wilson & Sons Dairy) Series 2004 (LOC: CoBank, ACB)		0.13%		07/07/15	2,500,000	2,500,000
Solid Waste Disposal RB (Marin Sanitary Service) Series 2006A (LOC: Comerica Bank)		0.16%		07/07/15	1,100,000	1,100,000
Solid Waste Disposal RB (Metropolitan Recycling) Series 2000A (LOC: Comerica Bank)		0.16%		07/07/15	1,370,000	1,370,000
Solid Waste Disposal RB (Metropolitan Recycling) Series 2012A (LOC: Comerica Bank)		0.16%		07/07/15	2,630,000	2,630,000
Solid Waste Disposal RB (Mid-Valley Disposal) Series 2006A (LOC: MUFG Union Bank, NA)		0.12%		07/07/15	2,275,000	2,275,000
Solid Waste Disposal RB (Mill Valley Refuse Service) Series 2014 (LOC: Comerica Bank)		0.16%		07/07/15	1,170,000	1,170,000
Solid Waste Disposal RB (Mission Trail Waste Systems) Series 2010A (LOC: Comerica Bank)		0.12%		07/07/15	2,280,000	2,280,000
Solid Waste Disposal RB (Northern Recycling & Waste Services) Series 2007A (LOC: MUFG Union Bank, NA)		0.12%		07/07/15	1,405,000	1,405,000
Solid Waste Disposal RB (Orange Ave Disposal) Series 2002A (LOC: Cal St Teachers Retirement Sys)		0.12%		07/07/15	4,550,000	4,550,000
Solid Waste Disposal RB (Ratto Group of Companies) Series 2007A (LOC: MUFG Union Bank, NA)		0.12%		07/07/15	27,800,000	27,800,000
Solid Waste Disposal RB (Ratto Group of Companies) Series 2012 (LOC: MUFG Union Bank, NA)		0.12%		07/07/15	5,500,000	5,500,000
Solid Waste Disposal RB (Recycling Industries) Series 2011 (LOC: Comerica Bank)		0.16%		07/07/15	2,070,000	2,070,000
Solid Waste Disposal RB (Santa Clara Valley Industries) Series 1998A (LOC: Comerica Bank)		0.16%		07/07/15	585,000	585,000
Solid Waste Disposal RB (South Bay Recycling) Series 2010B (LOC: MUFG Union Bank, NA)		0.08%		07/07/15	2,040,000	2,040,000
Solid Waste Disposal RB (Talco Plastics) Series 1997A (LOC: US Bank, NA)		0.07%		07/07/15	1,750,000	1,750,000
Solid Waste Disposal RB (Upper Valley Disposal Service) Series 2008A (LOC: MUFG Union Bank, NA)		0.12%		07/07/15	1,235,000	1,235,000
Solid Waste Disposal RB (Valley Vista Services) Series 2007A (LOC: Comerica Bank)		0.16%		07/07/15	2,205,000	2,205,000
Solid Waste Disposal RB (Waste Connections) Series 2007 (LOC: Bank of America, NA)		0.16%		07/07/15	5,400,000	5,400,000
Solid Waste Disposal RB (Zerep Management) Series 2011A (LOC: Comerica Bank)		0.16%		07/07/15	2,810,000	2,810,000
18    See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Solid Waste Disposal RB (Zerep Management) Series 2014 (LOC: Comerica Bank)		0.16%		07/07/15	9,390,000	9,390,000
Solid Waste Disposal Refunding RB (MarBorg Industries) Series 2009A (LOC: MUFG Union Bank, NA)		0.08%		07/07/15	2,095,000	2,095,000
California Public Works Board
Lease Refunding RB (Univ of California) Series 2007A (ESCROW/LIQ: Branch Banking & Trust Co)	a	0.07%		07/07/15	8,625,000	8,625,000
Lease Refunding RB (Univ of California) Series 2007C (ESCROW/LIQ: Branch Banking & Trust Co)	a	0.07%		07/07/15	10,935,000	10,935,000
California State Univ
RB Series 2005A (LIQ: Citibank, NA)	a	0.08%		07/07/15	3,510,000	3,510,000
RB Series 2005C (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a,d	0.08%		07/07/15	25,765,000	25,765,000
RB Series 2012A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	5,840,000	5,840,000
Systemwide Refunding RB Series 2005A (LIQ: Citibank, NA)	a	0.08%		07/07/15	1,465,000	1,465,000
California Statewide Communities Development Auth
IDRB (RL Group) Series 1998C (LOC: US Bank, NA)		0.10%		07/07/15	1,260,000	1,260,000
M/F Housing RB (Alhambra at Mace Ranch) Series 2014A (LOC: Federal Home Loan Bank)		0.07%		07/07/15	10,000,000	10,000,000
M/F Housing RB (Avian Glen Apts) Series 204CC (LOC: Citibank, NA)		0.08%		07/07/15	4,690,000	4,690,000
M/F Housing RB (Campus Pointe Apts) Series 2008J (LOC: Federal Home Loan Bank)		0.08%		07/07/15	12,100,000	12,100,000
M/F Housing RB (Canyon Country Sr Apts) Series 2002M (LOC: Freddie Mac)		0.07%		07/07/15	10,500,000	10,500,000
M/F Housing RB (Charter Court Apts) Series 2008L (LOC: Freddie Mac)		0.09%		07/07/15	10,125,000	10,125,000
M/F Housing RB (Creekside at Meadow Park Apts) Series 2002HH (LOC: Fannie Mae)		0.07%		07/07/15	8,395,000	8,395,000
M/F Housing RB (Crossings West Apts) Series 2009E (LOC: Freddie Mac)		0.07%		07/07/15	15,000,000	15,000,000
M/F Housing RB (Cypress Villa Apts) Series 2000F (LOC: Fannie Mae)		0.09%		07/07/15	4,725,000	4,725,000
M/F Housing RB (Dublin Ranch Sr Apts) Series 2003OO (LOC: Fannie Mae)		0.07%		07/07/15	29,990,000	29,990,000
M/F Housing RB (Dublin Ranch Sr Apts) Series 2006G (LOC: Fannie Mae)		0.07%		07/07/15	5,010,000	5,010,000
M/F Housing RB (Emerald Gardens Apts) Series 2000E (LOC: Fannie Mae)		0.07%		07/07/15	7,320,000	7,320,000
M/F Housing RB (Fairway Family Apts) Series 2003PP (LOC: Fannie Mae)		0.07%		07/07/15	10,000,000	10,000,000
M/F Housing RB (Fairway Family Apts) Series 2006H (LOC: Fannie Mae)		0.07%		07/07/15	7,000,000	7,000,000
M/F Housing RB (Hallmark House Apts) Series 2003ZZ (LOC: Fannie Mae)		0.07%		07/07/15	6,420,000	6,420,000
M/F Housing RB (Heritage II Apts) Series 2014G (LOC: Federal Home Loan Bank)		0.07%		07/07/15	7,100,000	7,100,000
M/F Housing RB (Heritage Oaks Apts) Series 2004YY (LOC: Fannie Mae)		0.07%		07/07/15	6,900,000	6,900,000
M/F Housing RB (Knolls at Green Valley Apts) Series 2002FF (LOC: Fannie Mae)		0.07%		07/07/15	13,205,000	13,205,000
M/F Housing RB (Las Flores Village Apts) Series 2004JJ (LOC: Freddie Mac)		0.10%		07/07/15	13,500,000	13,500,000
M/F Housing RB (Laurel Park Sr Apts) Series 2002H (LOC: Freddie Mac)		0.07%		07/07/15	5,500,000	5,500,000
See financial notes    19

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Housing RB (Los Padres Apts) Series 2003E (LOC: Fannie Mae)		0.07%		07/07/15	10,750,000	10,750,000
M/F Housing RB (Martin Luther Tower) Series 2005D (LOC: Fannie Mae)		0.07%		07/07/15	7,150,000	7,150,000
M/F Housing RB (Oak Center Towers) Series 2005L (LOC: Fannie Mae)		0.08%		07/07/15	3,420,000	3,420,000
M/F Housing RB (Oakmont of Concord) Series 2002Q (LOC: Fannie Mae)		0.07%		07/07/15	16,650,000	16,650,000
M/F Housing RB (Park David Sr Apts) Series 1999D (LOC: Fannie Mae)		0.09%		07/07/15	8,220,000	8,220,000
M/F Housing RB (Plaza Club Apts) Series 1997A (LOC: Fannie Mae)		0.09%		07/07/15	13,390,000	13,390,000
M/F Housing RB (Rancho Santa Fe Village Apts) Series 2004EE (LOC: Freddie Mac)		0.10%		07/07/15	12,300,000	12,300,000
M/F Housing RB (Sagewood At Stonebridge Estates) Series 2005CC (LOC: Fannie Mae)		0.09%		07/07/15	9,100,000	9,100,000
M/F Housing RB (Stoneridge at Elk Grove) Series 2005Q (LOC: Citibank, NA)		0.09%		07/07/15	6,440,000	6,440,000
M/F Housing Refunding RB (Arbor Ridge Apts) Series 2008B (LOC: Freddie Mac)		0.09%		07/07/15	16,405,000	16,405,000
M/F Housing Refunding RB (Brandon Place Apts) Series 2006D (LOC: Fannie Mae)		0.09%		07/07/15	6,070,000	6,070,000
M/F Housing Refunding RB (Kelvin Court) Series 2012B (LOC: Fannie Mae)		0.12%		07/07/15	12,750,000	12,750,000
M/F Housing Refunding RB (Mariners Pointe Apts) Series 2006A (LOC: Fannie Mae)		0.07%		07/07/15	6,500,000	6,500,000
M/F Housing Refunding RB (The Alexandria) Series 2013A (LOC: Federal Home Loan Bank)		0.08%		07/07/15	17,000,000	17,000,000
RB (Kaiser Permanente) Series 2006B (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.08%		07/07/15	4,950,000	4,950,000
RB (Plan Nine Partners) Series 2005A (LOC: MUFG Union Bank, NA)		0.09%		07/07/15	5,300,000	5,300,000
RB (Sutter Health) Series 2005C (LIQ: Citibank, NA)	a	0.08%		07/07/15	6,300,000	6,300,000
Refunding RB (Trinity Health) Series 2011CA (LIQ: Citibank, NA)	a	0.07%		07/07/15	2,175,000	2,175,000
Chula Vista
Refunding IDRB (SDG&E) Series 2004E (GTY/LIQ: Wells Fargo & Co)	a	0.09%		07/07/15	9,995,000	9,995,000
Coast CCD
GO Bonds Series 2006B (LIQ: Deutsche Bank AG)	a	0.12%		07/07/15	24,875,000	24,875,000
Contra Costa CCD
GO Bonds Series 2013 (LIQ: Citibank, NA)	a	0.08%		07/07/15	7,800,000	7,800,000
GO Bonds Series 2013 (LIQ: State Street Bank & Trust Co NA)	a	0.07%		07/07/15	7,500,000	7,500,000
Contra Costa Cnty
M/F Housing RB (Creekview Apts) Series 2003B (LOC: Freddie Mac)		0.07%		07/07/15	32,200,000	32,200,000
Dublin Housing Auth
M/F Housing RB (Park Sierra) Series 1998A (LOC: Freddie Mac)		0.07%		07/07/15	28,700,000	28,700,000
Dublin USD
GO Bonds Series 2004E (LIQ: Wells Fargo & Co)	a	0.09%		07/07/15	37,150,000	37,150,000
East Bay Municipal Utility District
Water System RB Series 2014C (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	1,830,000	1,830,000
Water System Refunding RB Series 2008A2 (LIQ: US Bank, NA)	b	0.05%		07/07/15	260,000	260,000
Water System Refunding RB Series 2008A4 (LIQ: Wells Fargo Bank, NA)		0.06%		07/07/15	19,765,000	19,765,000
20    See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Water System Sub RB Series 2005A (LIQ: Citibank, NA)	a	0.08%		07/07/15	35,000,000	35,000,000
Water System Sub Refunding RB Series 2012A (LIQ: Citibank, NA)	a,d	0.08%		07/07/15	49,500,000	49,500,000
Eastern Municipal Water District
Refunding Water & Sewer RB Series 2012A		0.11%	07/02/15	05/05/16	17,500,000	17,500,000
El Camino Hospital District
GO Bonds Series 2006 (LIQ: Deutsche Bank AG)	a	0.20%		07/07/15	8,835,000	8,835,000
Elsinore Valley Municipal Water District
Refunding COP Series 2011A (LOC: MUFG Union Bank, NA)		0.08%		07/07/15	15,270,000	15,270,000
Emeryville Redevelopment Agency
M/F Housing RB (Bay St Apts) Series 2002A (LOC: Fannie Mae)	d	0.09%		07/07/15	57,715,000	57,715,000
Escondido
M/F Housing RB (Via Roble Apts) Series 2003A (LOC: Fannie Mae)		0.08%		07/07/15	6,900,000	6,900,000
Foothill-DeAnza CCD
GO Bonds Series B (LIQ: Deutsche Bank AG)	a	0.12%		07/07/15	16,830,000	16,830,000
GO Bonds Series C (LIQ: Branch Banking & Trust Co)	a	0.08%		07/07/15	28,300,000	28,300,000
GO Bonds Series C (LIQ: Citibank, NA)	a	0.07%		07/07/15	4,500,000	4,500,000
Grossmont Healthcare District
GO Bonds Series 2011B (LIQ: Credit Suisse AG)	a	0.07%		07/07/15	8,200,000	8,200,000
Hartnell CCD
GO Bonds Series D (GTY/LIQ: Wells Fargo & Co)	a	0.09%		07/07/15	16,825,000	16,825,000
Hayward
M/F Housing RB (Lord Tennyson Apts) Series 2005A (LOC: Freddie Mac)		0.10%		07/07/15	13,915,000	13,915,000
M/F Housing RB (Timbers Apts) Series 1998A (LOC: Fannie Mae)		0.09%		07/07/15	9,500,000	9,500,000
Huntington Beach
M/F Housing RB (Five Points Seniors) Series 1991A (LOC: Fannie Mae)		0.09%		07/07/15	4,200,000	4,200,000
Irvine Ranch Water District
Refunding Bonds Series 2011A1		0.10%	07/02/15	03/15/16	15,600,000	15,600,000
Refunding Bonds Series 2011A2		0.10%	07/02/15	03/15/16	9,000,000	9,000,000
Kings Cnty Housing Auth
M/F Housing Refunding RB (Edgewater Isle Apts) Series 2001A (LOC: Fannie Mae)		0.07%		07/07/15	2,105,000	2,105,000
Long Beach CCD
GO Bonds Series 2007D (LIQ: Wells Fargo & Co)	a	0.09%		07/07/15	25,035,000	25,035,000
GO Bonds Series 2008A (LIQ: Deutsche Bank AG)	a	0.17%		07/07/15	11,351,000	11,351,000
Long Beach USD
GO Bonds Series A (LIQ: Deutsche Bank AG)	a	0.22%		07/07/15	6,665,000	6,665,000
GO Refunding Bonds 2012 (LIQ: Credit Suisse AG)	a	0.07%		07/07/15	7,750,000	7,750,000
Los Angeles
M/F Housing Refunding RB (Asbury Apts) Series 2003A (LOC: Citibank, NA)		0.13%		07/07/15	4,660,000	4,660,000
Wastewater System RB (Green Bonds) Series 2015A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	2,510,000	2,510,000
Wastewater System Refunding RB Series 2005A (LIQ: Citibank, NA)	a	0.08%		07/07/15	1,375,000	1,375,000
Wastewater System Refunding RB Series 2005A (LIQ: Citibank, NA)	a	0.10%		07/07/15	2,785,000	2,785,000
Wastewater System Sub Refunding RB Series 2012B (LIQ: Credit Suisse AG)	a	0.07%		07/07/15	6,665,000	6,665,000
Los Angeles CCD
GO Bonds Series 2007A (LIQ: Citibank, NA)	a	0.09%		07/07/15	3,000,000	3,000,000
GO Bonds Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.09%		07/07/15	16,535,000	16,535,000
See financial notes    21

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
GO Bonds Series 2007A (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/15	5,225,000	5,225,000
GO Bonds Series 2008F1 (LIQ: JPMorgan Chase Bank, NA)	a	0.09%		07/07/15	6,665,000	6,665,000
Los Angeles Cnty Housing Auth
M/F Housing RB (Canyon Country Villas) Series 1985H (LOC: Freddie Mac)		0.07%		07/07/15	11,000,000	11,000,000
M/F Housing RB (Castaic Sr Apts) Series 2003C (LOC: Fannie Mae)		0.07%		07/07/15	9,300,000	9,300,000
M/F Housing Refunding RB (Diamond Park Apts) Series 2010B (LOC: Freddie Mac)		0.09%		07/07/15	14,200,000	14,200,000
M/F Housing Refunding RB (Malibu Meadows) Series 1998B (LOC: Fannie Mae)		0.06%		07/07/15	14,550,000	14,550,000
M/F Housing Refunding RB (Sand Canyon Villas) Series 2010C (LOC: Freddie Mac)		0.09%		07/07/15	17,000,000	17,000,000
Los Angeles Community Redevelopment Agency
M/F Housing RB (Academy Village Apts) Series 1989A (LOC: Freddie Mac)		0.06%		07/07/15	13,800,000	13,800,000
M/F Housing RB (Security Building) Series 2001A (LOC: Fannie Mae)		0.09%		07/07/15	3,955,000	3,955,000
Los Angeles Dept of Airports
Airport Sr RB Series 2008A (LIQ: JPMorgan Chase Bank, NA)	a	0.11%		07/07/15	19,295,000	19,295,000
Airport Sr RB Series 2008A (LIQ: Morgan Stanley Bank NA)	a	0.14%		07/07/15	13,475,000	13,475,000
Airport Sr RB Series 2010A (LIQ: Bank of America, NA)	a	0.07%		07/07/15	10,095,000	10,095,000
Airport Sr RB Series 2010A (LIQ: Barclays Bank Plc)	a	0.11%		07/07/15	5,085,000	5,085,000
Airport Sr RB Series 2010A (LIQ: Royal Bank of Canada)	a	0.07%		07/07/15	8,665,000	8,665,000
Airport Sr RB Series 2010A&D (LIQ: Barclays Bank Plc)	a	0.11%		07/07/15	6,630,000	6,630,000
Airport Sr RB Series 2010D (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	6,665,000	6,665,000
Airport Sr RB Series 2012B (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/15	4,165,000	4,165,000
Airport Sr RB Series 2015A (LIQ: Morgan Stanley Bank NA)	a	0.14%		07/07/15	9,500,000	9,500,000
Los Angeles Dept of Water & Power
Power System RB Series 2001B5 (LIQ: Bank of Montreal)		0.06%		07/07/15	24,500,000	24,500,000
Power System RB Series 2001B8 (LIQ: Bank of Montreal)		0.06%		07/07/15	6,000,000	6,000,000
Power System RB Series 2002A1 (LIQ: Bank of America, NA)		0.06%		07/07/15	10,000,000	10,000,000
Power System RB Series 2002A4 (LIQ: Bank of America, NA)		0.05%		07/07/15	19,250,000	19,250,000
Power System RB Series 2002A5 (LIQ: Citibank, NA)		0.05%		07/07/15	5,000,000	5,000,000
Power System RB Series 2002A6 (LIQ: Bank of America, NA)		0.07%		07/07/15	12,600,000	12,600,000
Power System RB Series 2007A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	14,855,000	14,855,000
Power System RB Series 2012B, 2014B&E (LIQ: Morgan Stanley Bank NA)	a	0.07%		07/07/15	15,360,000	15,360,000
Power System RB Series 2013B (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	2,500,000	2,500,000
Water System RB Series 2006A (LIQ: Citibank, NA)	a	0.08%		07/07/15	35,110,000	35,110,000
Water System RB Series 2006A1 (LIQ: Citibank, NA)	a	0.08%		07/07/15	17,500,000	17,500,000
Water System RB Series 2011A (LIQ: State Street Bank & Trust Co NA)	a	0.07%		07/07/15	17,565,000	17,565,000
Water System RB Series 2012A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	3,665,000	3,665,000
Water System RB Series 2012A (LIQ: Royal Bank of Canada)	a	0.07%		07/07/15	12,000,000	12,000,000
Water System RB Series 2012B (LIQ: Citibank, NA)	a	0.09%		07/07/15	12,375,000	12,375,000
Water System RB Series 2012B (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	5,000,000	5,000,000
Water System RB Series 2012B (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/15	10,900,000	10,900,000
Water System RB Series 2014A (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/15	4,000,000	4,000,000
22    See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Los Angeles Harbor Dept
RB Series 2009B (LIQ: Wells Fargo & Co)	a	0.09%		07/07/15	9,725,000	9,725,000
Refunding RB Series 2006B (LIQ: Citibank, NA)	a	0.12%		07/07/15	16,120,000	16,120,000
Los Angeles IDA
IDRB (KH Enterprises) Series 2008 (LOC: Bank of the West)		0.16%		07/07/15	1,410,000	1,410,000
RB (AAA Packing & Shipping) Series 2000 (LOC: Wells Fargo Bank, NA)		0.11%		07/07/15	3,000,000	3,000,000
Los Angeles Municipal Improvement Corp
Lease RB Series 2006A (GTY/LIQ: Wells Fargo & Co)	a	0.09%		07/07/15	70,000	70,000
Los Angeles USD
GO Bonds Series 2005E (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	13,435,000	13,435,000
GO Bonds Series 2007B & Refunding Series 2007B (LIQ: State Street Bank & Trust Co NA)	a	0.07%		07/07/15	7,290,000	7,290,000
GO Bonds Series 2009I (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	6,890,000	6,890,000
Monterey Peninsula Water Management District
COP (Wastewater Reclamation) Series 1992 (LOC: Wells Fargo Bank, NA)		0.08%		07/07/15	1,450,000	1,450,000
Orange Cnty
Airport RB Series 2009B (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/15	6,520,000	6,520,000
Orange Cnty Housing Auth
RB (Lantern Pines Apts) Series 1985CC (LOC: Fannie Mae)		0.08%		07/07/15	4,895,000	4,895,000
Refunding RB (Villa La Paz) Series 1998F (LOC: Fannie Mae)		0.08%		07/07/15	9,900,000	9,900,000
Orange Cnty Sanitation District
Wastewater Refunding Revenue Obligations Series 2015A (LIQ: Citibank, NA)	a	0.08%		07/07/15	8,000,000	8,000,000
Oxnard Financing Auth
Lease RB Series 2003B (LOC: MUFG Union Bank, NA)		0.05%		07/07/15	10,295,000	10,295,000
Lease RB Series 2006 (LOC: MUFG Union Bank, NA)	d	0.05%		07/07/15	19,675,000	19,675,000
Wastewater RB Series 2004B (LOC: MUFG Union Bank, NA)		0.05%		07/07/15	17,745,000	17,745,000
Palomar CCD
GO Bonds Series C (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/15	30,280,000	30,280,000
Pasadena
Refunding COP Series 2008A (LOC: Bank of America, NA)		0.10%		07/07/15	13,600,000	13,600,000
Petaluma
M/F Housing RB (Oakmont) Series 1996A (LOC: US Bank, NA)		0.10%		07/07/15	2,450,000	2,450,000
Pinole Redevelopment Agency
M/F Housing RB (East Bluff Apts) Series 1998A (LOC: Comerica Bank)		0.15%		07/07/15	4,959,000	4,959,000
Pittsburg Public Financing Auth
Water Refunding RB Series 2008 (LOC: Bank of the West)		0.08%		07/07/15	7,445,000	7,445,000
Pittsburg Redevelopment Agency
Sub Tax Allocation Bonds (Los Medanos) Series 2004A (LOC: State Street Bank & Trust Co NA; Cal St Teachers Retirement Sys)		0.03%		07/01/15	10,275,000	10,275,000
Placer Cnty Water Agency
Second Sr Water Revenue COP Series 2007 (GTY/LIQ: Wells Fargo & Co)	a	0.08%		07/07/15	15,555,000	15,555,000
Pleasanton
M/F Housing RB (Busch Sr Housing) Series 2003A (LOC: Fannie Mae)		0.07%		07/07/15	13,360,000	13,360,000
Pomona Public Financing Auth
Water Facilities RB Series 2007AY (GTY/LIQ: US Bank, NA)	a	0.08%		07/07/15	8,825,000	8,825,000
Poway USD
GO Bonds Series 2008B (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/15	10,000,000	10,000,000
See financial notes    23

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Redondo Beach Redevelopment Agency
M/F Housing Refunding RB (Heritage Pointe Apts) Series 2004A (LOC: Fannie Mae)		0.09%		07/07/15	10,890,000	10,890,000
Richmond
Wastewater Refunding RB Series 2008A (LOC: MUFG Union Bank, NA)		0.05%		07/07/15	7,000,000	7,000,000
Riverside
Electric Refunding RB Series 2008A (LOC: Barclays Bank Plc)		0.05%		07/07/15	40,000,000	40,000,000
Riverside CCD
GO Bonds Series 2007C (LIQ: Bank of America, NA)	a	0.15%		07/07/15	5,940,000	5,940,000
Riverside Cnty Transportation Commission
Sales Tax RB Series 2009A (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.07%		07/07/15	7,600,000	7,600,000
Sales Tax RB Series 2009C (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.06%		07/07/15	10,765,000	10,765,000
Sales Tax RB Series 2013A (LIQ: Citibank, NA)	a	0.08%		07/07/15	1,675,000	1,675,000
Sales Tax RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	8,240,000	8,240,000
Roseville Jt UHSD
GO Bonds Series C (LIQ: Deutsche Bank AG)	a	0.17%		07/07/15	8,835,000	8,835,000
Sacramento Cnty Housing Auth
M/F Housing RB (Arlington Creek Apts) Series 2001I (LOC: Fannie Mae)		0.07%		07/07/15	10,000,000	10,000,000
M/F Housing RB (Ashford Heights Apts) Series 2006H (LOC: Fannie Mae)		0.07%		07/07/15	12,255,000	12,255,000
M/F Housing RB (Carlton Plaza Sr Apts) Series 2003E (LOC: Fannie Mae)		0.09%		07/07/15	14,000,000	14,000,000
M/F Housing RB (Hastings Park Apts) Series 2004G (LOC: Fannie Mae)		0.07%		07/07/15	16,500,000	16,500,000
M/F Housing RB (Logan Park Apts) Series 2007E (LOC: Freddie Mac)		0.09%		07/07/15	41,800,000	41,800,000
M/F Housing RB (Normandy Park Sr Apts) Series 2000A (LOC: Fannie Mae)		0.07%		07/07/15	6,000,000	6,000,000
M/F Housing RB (Sierra Sunrise Sr Apts) Series 2004D (LOC: Citibank, NA)		0.08%		07/07/15	4,466,000	4,466,000
M/F Housing Refunding RB (Chesapeake Commons Apts) Series 2001C (LOC: Fannie Mae)		0.08%		07/07/15	16,345,000	16,345,000
Sacramento Cnty Sanitation District Financing Auth
Sub Lien Refunding RB Series 2013A (GTY/LIQ: Royal Bank of Canada)	a	0.07%		07/07/15	29,945,000	29,945,000
Sacramento Housing Auth
M/F Housing RB (Atrium Court Apts) 2002G (LOC: Fannie Mae)		0.09%		07/07/15	17,200,000	17,200,000
M/F Housing RB (Greenfair Apts) Series 2000G (LOC: Citibank, NA)		0.08%		07/07/15	9,400,000	9,400,000
M/F Housing RB (Hurley Creek Sr Apts) Series 2006E (LOC: Freddie Mac)		0.07%		07/07/15	10,265,000	10,265,000
M/F Housing RB (St Anton Building Apts) Series 2003I (LOC: Fannie Mae)		0.07%		07/07/15	8,000,000	8,000,000
M/F Housing RB (Valencia Point Apts) Series 2006I (LOC: Fannie Mae)		0.07%		07/07/15	5,150,000	5,150,000
Sacramento Municipal Utility District
Electric Sub RB Series 2012M (LOC: State Street Bank & Trust Co NA)		0.06%		07/07/15	3,000,000	3,000,000
Sub Electric Refunding RB Series 2008J (LOC: Bank of America, NA)	d	0.07%		07/07/15	51,200,000	51,200,000
24    See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Sacramento Suburban Water District
Refunding Revenue COP Series 2009A (LOC: Sumitomo Mitsui Banking Corp)		0.06%		07/07/15	6,000,000	6,000,000
Sacramento Transportation Auth
Sales Tax Refunding RB Series 2015A (LIQ: Mizuho Bank Ltd)		0.05%		07/07/15	20,100,000	20,100,000
San Bernardino CCD
GO Bonds Series C (LIQ: Citibank, NA)	a	0.27%		07/07/15	7,500,000	7,500,000
GO Refunding Bonds Series 2013A (LIQ: Credit Suisse AG)	a	0.07%		07/07/15	8,000,000	8,000,000
San Bernardino Cnty Transportation Auth
Sales Tax RB Series 2014A (LIQ: Citibank, NA)	a	0.08%		07/07/15	8,300,000	8,300,000
San Diego CCD
GO Bonds Series 2007 (LIQ: JPMorgan Chase Bank, NA)	a	0.09%		07/07/15	4,000,000	4,000,000
GO Bonds Series 2009 (LIQ: Citibank, NA)	a	0.08%		07/07/15	3,125,000	3,125,000
San Diego Cnty
COP (San Diego Jewish Academy) Series 2003 (LOC: Comerica Bank)		0.07%		07/07/15	4,175,000	4,175,000
San Diego Cnty Regional Transportation Commission
Sales Tax RB Series 2008A (LIQ: JPMorgan Chase Bank, NA)		0.07%		07/07/15	12,200,000	12,200,000
Sales Tax RB Series 2008B (LIQ: JPMorgan Chase Bank, NA)		0.05%		07/07/15	14,310,000	14,310,000
San Diego Cnty Water Auth
Water Revenue COP Series 2008A (LIQ: Citibank, NA)	a	0.07%		07/07/15	33,580,000	33,580,000
Water Revenue COP Series 2008A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	5,810,000	5,810,000
San Diego Housing Auth
M/F Housing RB (Hillside Garden Apts) Series 2004B (LOC: Fannie Mae)		0.07%		07/07/15	25,595,000	25,595,000
M/F Mortgage Refunding RB (Creekside Villa Apts) Series 1999B (LOC: Fannie Mae)		0.08%		07/07/15	5,525,000	5,525,000
San Francisco
Refunding COP Series 2010A (LIQ: Morgan Stanley Bank NA)	a	0.09%		07/07/15	3,325,000	3,325,000
San Francisco Airport Commission
Refunding RB Second Series 36A (LOC: US Bank, NA)		0.06%		07/07/15	25,000,000	25,000,000
Refunding RB Second Series 36B (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.06%		07/07/15	3,790,000	3,790,000
Refunding RB Second Series 36C (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.06%		07/07/15	13,570,000	13,570,000
San Francisco Bay Area Rapid Transit District
Sales Tax Refunding RB Series 2005A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	6,360,000	6,360,000
Sales Tax Refunding RB Series 2006A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	6,130,000	6,130,000
San Francisco Finance Corp
Lease Refunding RB Series 2008-1 (LOC: State Street Bank & Trust Co NA)		0.06%		07/07/15	10,750,000	10,750,000
Lease Refunding RB Series 2008-2 (LOC: State Street Bank & Trust Co NA)		0.07%		07/07/15	7,775,000	7,775,000
San Francisco Housing Auth
M/F Housing Refunding RB (Valencia Gardens) Series 2004 (LOC: Citibank, NA)		0.10%		07/07/15	6,580,000	6,580,000
San Francisco Municipal Transportation Agency
RB Series 2014 (LIQ: JPMorgan Chase Bank, NA)	a	0.12%		07/07/15	5,000,000	5,000,000
San Francisco Public Utilities Commission
Water RB 2011 & 2012A (LIQ: State Street Bank & Trust Co NA)	a	0.08%		07/07/15	4,555,000	4,555,000
Water RB 2012A (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/15	6,665,000	6,665,000
See financial notes    25

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
San Francisco Redevelopment Agency
M/F Housing Refunding RB (Fillmore Center) Series 1992A1 (LOC: Freddie Mac)		0.08%		07/07/15	30,100,000	30,100,000
M/F Housing Refunding RB (Fillmore Center) Series 1992A2 (LOC: Freddie Mac)		0.09%		07/07/15	3,750,000	3,750,000
San Jose
M/F Housing RB (Pollard Plaza Apts) Series 2002D (LOC: Freddie Mac)		0.08%		07/07/15	6,495,000	6,495,000
M/F Housing RB (Villa Monterey Apts) Series 2002F (LOC: Fannie Mae)		0.08%		07/07/15	2,000,000	2,000,000
San Jose-Evergreen CCD
GO Bonds Series A (LIQ: Citibank, NA)	a	0.08%		07/07/15	3,980,000	3,980,000
San Marcos Redevelopment Agency
M/F Housing RB (Grandon Village) Series 2002A (LOC: Freddie Mac)		0.10%		07/07/15	13,390,000	13,390,000
San Marcos USD
GO Bonds Series C (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/15	6,665,000	6,665,000
San Mateo Cnty CCD
GO Bonds Series 2005B (LIQ: Wells Fargo & Co)	a	0.08%		07/07/15	10,795,000	10,795,000
GO Bonds Series 2005B&2006A (LIQ: Wells Fargo & Co)	a	0.07%		07/07/15	18,775,000	18,775,000
GO Bonds Series 2015A (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/15	8,810,000	8,810,000
San Mateo Cnty Jt Powers Financing Auth
Lease Refunding RB Series 2013A (LIQ: Barclays Bank Plc)	a	0.11%		07/07/15	10,780,000	10,780,000
Santa Clara Cnty Financing Auth
Lease RB Series 2007K (GTY/LIQ: US Bank, NA)	a	0.08%		07/07/15	47,050,000	47,050,000
Santa Clara Cnty Housing Auth
M/F Housing RB (Monte Vista Terrace Apts) Series 2005C (LOC: MUFG Union Bank, NA)		0.14%		07/07/15	8,729,000	8,729,000
M/F Housing Refunding RB (Willows Apts) Series 2005A (LOC: MUFG Union Bank, NA)		0.09%		07/07/15	3,981,000	3,981,000
Santa Clara Valley Transportation Auth
Sales Tax Refunding RB Series 2007A (LIQ: Citibank, NA)	a	0.07%		07/07/15	2,500,000	2,500,000
Sales Tax Refunding RB Series 2008A (LIQ: Sumitomo Mitsui Banking Corp)		0.04%		07/07/15	6,915,000	6,915,000
Sales Tax Refunding RB Series 2008C (LIQ: Sumitomo Mitsui Banking Corp)		0.05%		07/07/15	21,175,000	21,175,000
Sales Tax Refunding RB Series 2008D (LIQ: Sumitomo Mitsui Banking Corp)		0.07%		07/07/15	8,000,000	8,000,000
Sausalito
M/F Housing RB (Rotary Village) Series 2003 (LOC: Bank of the West)		0.10%		07/07/15	1,930,000	1,930,000
Southern California Metropolitan Water District
Water RB Series 2000B3 (LIQ: Wells Fargo Bank, NA)		0.01%		07/01/15	2,700,000	2,700,000
Water RB Series 2000B4 (LIQ: Wells Fargo Bank, NA)		0.06%		07/07/15	9,500,000	9,500,000
Water RB Series 2005C (LIQ: Citibank, NA)	a,d	0.08%		07/07/15	24,750,000	24,750,000
Water RB Series 2006A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	5,590,000	5,590,000
Water Refunding RB Series 2009A2	d	0.12%	07/02/15	01/11/16	50,000,000	50,000,000
Water Refunding RB Series 2011A1		0.09%	07/02/15	01/04/16	32,000,000	32,000,000
Water Refunding RB Series 2011A3		0.09%	07/02/15	01/04/16	32,000,000	32,000,000
Water Refunding RB Series 2013E	d	0.14%	07/02/15	01/29/16	52,000,000	52,000,000
Water Refunding RB Series 2014D		0.05%		07/07/15	7,100,000	7,100,000
26    See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Southern California Public Power Auth
Refunding RB (Magnolia Power) Series 2009-2 (LOC: Wells Fargo Bank, NA)		0.06%		07/07/15	5,000,000	5,000,000
Refunding RB (Palo Verde) Series 2008A (LOC: Barclays Bank Plc)		0.09%		07/07/15	13,000,000	13,000,000
Refunding RB (Palo Verde) Series 2008B (LOC: Barclays Bank Plc)		0.09%		07/07/15	3,100,000	3,100,000
Univ of California
General RB Series 2009O (LIQ: Citibank, NA)	a	0.07%		07/07/15	3,500,000	3,500,000
General RB Series 2009Q (LIQ: Barclays Bank Plc)	a	0.11%		07/07/15	6,665,000	6,665,000
General RB Series 2013AF (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	6,500,000	6,500,000
General RB Series 2013AI (LIQ: JPMorgan Chase Bank, NA)	a	0.12%		07/07/15	1,900,000	1,900,000
General RB Series 2013AI (LIQ: State Street Bank & Trust Co NA)	a	0.07%		07/07/15	10,665,000	10,665,000
General RB Series 2014AM (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	3,720,000	3,720,000
General RB Series 2014AM (LIQ: JPMorgan Chase Bank, NA)	a	0.12%		07/07/15	2,265,000	2,265,000
General RB Series 2014AM (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/15	7,600,000	7,600,000
Limited Project RB Series 2015I (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	9,600,000	9,600,000
Limited RB Series 2007D (LIQ: Citibank, NA)	a	0.06%		07/01/15	8,600,000	8,600,000
Limited RB Series 2012G (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/15	4,695,000	4,695,000
Medical Center Pooled RB Series 2007C2 (LIQ: State Street Bank & Trust Co NA)	a	0.07%		07/07/15	20,750,000	20,750,000
Medical Center Pooled RB Series 2013J (LIQ: Barclays Bank Plc)	a	0.11%		07/07/15	20,850,000	20,850,000
Medical Center Pooled RB Series 2013J (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	15,505,000	15,505,000
West Valley-Mission CCD
GO Bonds Series 2015B (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/15	8,500,000	8,500,000
Westminster Redevelopment Agency
M/F Housing RB (Brookhurst Royal) Series 2000A (LOC: MUFG Union Bank, NA)		0.15%		07/07/15	5,335,000	5,335,000
Yosemite CCD
GO Bonds Series 2008C (LIQ: Bank of America, NA)	a	0.10%		07/07/15	8,000,000	8,000,000
						4,347,646,156
Other Investments 2.6%
Nuveen California AMT-Free Municipal Income Fund
Variable Rate Demand Preferred Shares Series 5 (GTY/LIQ: Morgan Stanley Bank NA)	a	0.22%		07/07/15	50,300,000	50,300,000
Nuveen California Dividend Advantage Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Morgan Stanley Bank NA)	a	0.22%		07/07/15	55,000,000	55,000,000
Variable Rate Demand Preferred Shares Series 4 (GTY/LIQ: Royal Bank of Canada)	a	0.15%		07/07/15	5,600,000	5,600,000
Variable Rate Demand Preferred Shares Series 6 (GTY/LIQ: Citibank, NA)	a	0.14%		07/07/15	19,300,000	19,300,000
Nuveen California Dividend Advantage Municipal Fund 2
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Royal Bank of Canada)	a	0.17%		07/07/15	38,000,000	38,000,000
See financial notes    27

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Nuveen California Dividend Advantage Municipal Fund 3
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Barclays Bank Plc)	a	0.15%		07/07/15	9,000,000	9,000,000
						177,200,000
Total Variable-Rate Securities
(Cost $4,524,846,156)						4,524,846,156

End of Investments.

At 06/30/15, the tax basis cost of the fund's investments was $6,851,029,184.
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,862,258,156 or 27.6% of net assets.
b	Illiquid security. At the period end, the value of these amounted to $90,960,000 or 1.3% of net assets.
c	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
d	All or a portion of this security is designated as collateral for delayed-delivery securities.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
ULT —	Unlimited tax
USD —	Unified school district

At June 30, 2015, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2015. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
28    See financial notes

Schwab California Municipal Money Fund
Statement of
Assets and Liabilities
As of June 30, 2015; unaudited
Assets
Investments, at cost and value (Note 2a)		$6,851,029,184
Cash		279,733,998
Receivables:
Interest		7,199,857
Prepaid expenses	+	15,302
Total assets		7,137,978,341
Liabilities
Payables:
Investments bought		19,116,106
Investments bought - Delayed delivery		369,562,659
Investment adviser and administrator fees		97,318
Fund shares redeemed		99,207
Distributions to shareholders		27,938
Accrued expenses	+	127,173
Total liabilities		389,030,401
Net Assets
Total assets		7,137,978,341
Total liabilities	–	389,030,401
Net assets		$6,748,947,940
Net Assets by Source
Capital received from investors		6,747,715,541
Net realized capital gains		1,232,399

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Sweep Shares	$6,027,877,107		6,025,722,834		$1.00
Value Advantage Shares	$721,070,833		720,813,595		$1.00

See financial notes    29

Schwab California Municipal Money Fund
Statement of
Operations
For the period January 1, 2015 through June 30, 2015; unaudited
Investment Income
Interest		$2,799,269
Expenses
Investment adviser and administrator fees		11,412,528
Shareholder service fees:
Sweep Shares		11,019,602
Value Advantage Shares		817,229
Portfolio accounting fees		129,000
Custodian fees		65,974
Shareholder reports		56,736
Professional fees		37,106
Independent trustees' fees		24,261
Registration fees		21,125
Transfer agent fees		20,555
Interest expense		2,883
Other expenses	+	60,251
Total expenses		23,667,250
Expense reduction by CSIM and its affiliates	–	21,219,887
Net expenses	–	2,447,363
Net investment income		351,906
Realized Gains (Losses)
Net realized gains on investments		1,232,399
Increase in net assets resulting from operations		$1,584,305
30    See financial notes

Schwab California Municipal Money Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/15-6/30/15		1/1/14-12/31/14
Net investment income		$351,906	$683,187
Net realized gains	+	1,232,399	424,035
Increase in net assets from operations		1,584,305	1,107,222
Distributions to Shareholders
Distributions from net investment income
Sweep Shares		(314,769)	(611,463)
Value Advantage Shares	+	(37,137)	(71,724)
Total distributions from net investment income		(351,906)	(683,187)
Distributions from net realized gains
Sweep Shares		—	(178,767)
Value Advantage Shares	+	—	(21,417)
Total distributions from net realized gains		—	(200,184)
Total distributions		(351,906)	(883,371)
Transactions in Fund Shares
Shares Sold[1]
Sweep Shares		7,471,688,308	15,749,270,794
Value Advantage Shares	+	73,578,156	128,382,254
Total shares sold		7,545,266,464	15,877,653,048
Shares issued in connection with merger[2]
Value Advantage Shares		—	108,254,918
Total shares issued in connection with merger		—	108,254,918
Shares Reinvested[1]
Sweep Shares		284,217	777,917
Value Advantage Shares	+	30,289	84,015
Total shares reinvested		314,506	861,932
Shares Redeemed[1]
Sweep Shares		(7,883,917,659)	(15,392,918,682)
Value Advantage Shares	+	(124,057,101)	(216,552,816)
Total shares redeemed		(8,007,974,760)	(15,609,471,498)
Net transactions in fund shares		(462,393,790)	377,298,400
Net Assets
Beginning of period		7,210,109,331	6,832,534,673
Total increase or decrease	+	(461,161,391)	377,574,658
End of period		$6,748,947,940	$7,210,109,331
[1]	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
[2]	Effective September 26, 2014, all the assets and liabilities of the Schwab California AMT Tax-Free Money Fund (totaling a net value of $108,307,325) were transferred to the Schwab California Municipal Money Fund. (See financial note 9)
See financial notes    31

Schwab California Municipal Money Fund
Financial Notes, unaudited
1. Business Structure of the Funds:
Schwab California Municipal Money Fund is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
The Charles Schwab Family of Funds (organized October 20, 1989)	Schwab Municipal Money Fund
Schwab Money Market Fund	Schwab AMT Tax-Free Money Fund
Schwab Government Money Fund	Schwab California Municipal Money Fund
Schwab U.S. Treasury Money Fund	Schwab New York Municipal Money Fund
Schwab Treasury Obligations Money Fund	(formerly Schwab New York AMT Tax-Free Money Fund)
Schwab Value Advantage Money Fund	Schwab New Jersey Municipal Money Fund
Schwab Advisor Cash Reserves	(formerly Schwab New Jersey AMT Tax-Free Money Fund)
Schwab Cash Reserves	Schwab Pennsylvania Municipal Money Fund
Schwab Retirement Advantage Money Fund	Schwab Massachusetts Municipal Money Fund
Schwab Investor Money Fund	(formerly Schwab Massachusetts AMT Tax-Free Money Fund)

Schwab California Municipal Money Fund offers two share classes: Sweep Shares and Value Advantage Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund's Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the
32

Schwab California Municipal Money Fund
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•  Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
(b) Accounting Policies for certain Portfolio Investments (if held):
Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium and accretes discounts to the security’s call date and price, rather than the maturity date and price.
33

Schwab California Municipal Money Fund
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund's net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (“State Street”), under which the fund may receive a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
3. Credit and Liquidity Enhancements:
A substantial portion of the fund’s investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and provide liquidity for the purchaser. The following table provides detail on the approximate percentage of the fund’s investments in securities with these types of enhancements, as well as the name of the entity providing the largest proportion of enhancements in the fund.
% of investments in securities with credit enhancements or liquidity enhancements	76%
Largest % of investments in securities with credit enhancements or liquidity enhancements from a single institution	11% (JP Morgan Chase Group)
For additional information, please refer to the fund’s Portfolio Holdings. Investments with credit enhancements are tickmarked as letter of credit “LOC” and/or liquidity agreement “LIQ”, respectively, along with the institution providing the enhancement.
34

Schwab California Municipal Money Fund
Financial Notes, unaudited (continued)
4. Risk Factors:
Investment Risk. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of a shareholder’s investment at $1.00 per share, it is possible to lose money by investing in the fund.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low. Because interest rates in the United States are at, or near, historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings. In addition, to the extent the fund makes any reimbursement payments to the investment adviser and/or its affiliates, the fund’s yield would be lower.
Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor or liquidity provider of a portfolio investment fails to honor its obligations. For fixed rate investments, negative perceptions of the ability of an issuer, guarantor or liquidity provider to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall. The fund's investments in securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag those of other money market funds.
Credit and Liquidity Enhancements Risk. The fund may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for purchasers, such as the fund. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the fund. Any decline in the value of the securities held by the fund could cause the fund’s share price or yield to fall. To the extent that a portion of the fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
State Risk. The fund invests primarily in securities issued by the State of California and its municipalities. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of the fund’s portfolio. Further, the fund’s share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in adverse consequences affecting the State of California and/or its municipalities. The possibility exists that a natural disaster, including an earthquake, could create a major dislocation of the California economy and significantly affect the ability of state and local
35

Schwab California Municipal Money Fund
Financial Notes, unaudited (continued)
4. Risk Factors (continued):
governments to raise money to pay principal and interest on their municipal securities. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. In addition, a municipality or municipal project that relies directly or indirectly on national governmental funding mechanisms may be negatively affected by the national government’s current budgetary constraints.
Investment Concentration Risk. To the extent that the fund invests a substantial portion of its assets in municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments affecting those projects. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.
Taxable Determinations Risk. Some of the fund’s income could be taxable. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities or securities whose interest is subject to the federal alternative minimum tax (“AMT”) could generate taxable income. Also, some types of municipal securities produce income that is subject to the AMT.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer, including, for example, during periods of rising interest rates. In addition, dealer inventories of certain securities—an indication of the ability of dealers to engage in “market making”—are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. The fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Regulatory Risk. The Securities and Exchange Commission (“SEC”) recently adopted changes to the rules that govern SEC-registered money market funds. These rule changes include: (i) allowing money market funds to impose liquidity fees and redemption gates when their liquidity levels fall below certain thresholds; (ii) requiring money market funds that do not qualify as “retail” or “government” money market funds to operate with a floating share price; (iii) imposing new disclosure and reporting requirements; and (iv) enhancing portfolio diversification requirements. The compliance dates for these rule changes vary, ranging from mid- 2015 for certain new reporting requirements to October 2016 for the new liquidity fees, redemption gates and floating share price requirements. The SEC has also proposed additional rule changes that, if adopted, will impact how SEC-registered money market funds may use nationally recognized statistical rating organizations for the purposes of determining the credit quality of their investments. These regulatory developments may affect the fund’s investment strategies, performance, yield and operating expenses.
Money Market Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.
5. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
36

Schwab California Municipal Money Fund
Financial Notes, unaudited (continued)
5. Affiliates and Affiliated Transactions (continued):
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the “Plan”) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund. Schwab serves as the fund’s paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab). All shareholder service fees paid by the fund to Schwab in its capacity as the fund’s paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees. The Plan also enables the sweep shares of the fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions it provides to fund shareholders invested in the fund.
Pursuant to the Plan, the fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the fund), and the fund will pay no more than the amounts listed in the table below of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Sweep shares of the fund are also subject to an annual sweep administration fee of up to the amount set forth below. The sweep administration fee paid to Schwab is based on the average daily net asset value of the fund shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.
	Shareholder Service Fees	Sweep Administration Fees
Sweep Shares	0.25%	0.10%
Value Advantage Shares	0.22%	n/a
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (“expense limitation”), as follows:
Sweep Shares	0.60%
Value Advantage Shares	0.45%
In addition, effective January 1, 2015 through December 31, 2015, CSIM and its affiliates agreed to waive an additional amount of the fund's expenses equal to 0.005% of the fund's average daily assets.
During the period ended June 30, 2015, the fund waived $21,219,887 in expenses of which $3,278,134 was waived in accordance with the contractual expense limitation agreement noted above. The remainder of the total waived amounts not related to the contractual expense limitations are discussed below.
Voluntary Yield Waiver/Reimbursement
In addition to the contractual expense limitation agreement noted above, CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund. CSIM and its affiliates may recapture from the fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The reimbursement payments by
37

Schwab California Municipal Money Fund
Financial Notes, unaudited (continued)
5. Affiliates and Affiliated Transactions (continued):
the fund to CSIM and its affiliates are considered “non-routine expenses” and are not subject to any net operating expense limitations in effect at the time of such payment. This recapture could negatively affect the fund’s future yield. There were no prior year amounts recaptured. As of June 30, 2015, the balance of recoupable waivers is as follows:
	Expiration Date
	December 31, 2015	December 31, 2016	December 31, 2017	December 31, 2018	Total
Sweep Shares	$22,504,909	$27,645,325	$31,551,790	$16,546,664	$98,248,688
Value Advantage Shares	2,439,226	2,507,739	2,624,589	1,395,089	8,966,643

As of December 31, 2014, recoupable waivers expired as follows:
Sweep Shares	$18,771,517
Value Advantage Shares	2,293,435
The fund may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2015, the fund's aggregate security transactions with other Schwab Funds were $34,600,000.
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.
6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
7. Borrowing from Banks:
The fund has access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The fund pays interest on the amount it borrows at rates that are negotiated periodically. The fund also pays an annual fee to State Street for the committed line of credit.
There were no borrowings from the lines of credit by the fund during the period. However, the fund may have utilized its overdraft facility and incurred an interest expense, which is disclosed on the fund's Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
8. Federal Income Taxes:
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2014, the fund had no capital loss carryforwards.
For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2014, the fund had no capital losses deferred and no capital loss carryforwards utilized.
As of December 31, 2014, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any,
38

Schwab California Municipal Money Fund
Financial Notes, unaudited (continued)
8. Federal Income Taxes (continued):
related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2014, the fund did not incur any interest or penalties.
9. Reorganization:
Under a plan of reorganization adopted by the Trust, all of the assets and liabilities of the Schwab California AMT Tax-Free Money Fund were transferred to the Schwab California Municipal Money Fund. The reorganization, which qualified a tax-free exchange for federal income tax purposes, was completed at the close of business on September 26, 2014. The reorganization is intended to achieve economies of scale on the two funds, which have substantially the same investment objectives. The following is a summary of shares outstanding, net assets, net asset value per share issued and unrealized appreciation/depreciation immediately before and after the reorganization.
	Before Reorganization		After Reorganization
	Schwab California Municipal Money Fund	Schwab California AMT Tax-Free Money Fund	Schwab California Municipal Money Fund
Shares:
Sweep Shares	6,024,114,713	—	6,024,114,713
Value Advantage Shares	661,282,027	108,254,918	769,536,945
Net Assets:
Sweep Shares	$6,025,290,932	—	$6,025,290,932
Value Advantage Shares	$661,414,980	$108,307,325	$769,722,305
Net Assets Value:
Sweep Shares	$1.00	—	$1.00
Value Advantage Shares	$1.00	$1.00	$1.00
Net unrealized appreciation (depreciation)	—	—	—
Market value of investments	$6,684,594,163	$103,641,266	$6,788,235,429
Cost of investments	$6,684,594,163	$103,641,266	$6,788,235,429
Assuming the acquisition had been completed on January 1, 2014, the beginning of the fiscal year of Schwab California Municipal Money Fund, Schwab California Municipal Money Fund’s pro-forma results of operations for the period ended December 31, 2014, would have been as follows:
Net investment income	$722,394*
Net realized gains on investments	$435,483
Net unrealized appreciation (depreciation) on investments	—
Net increase in net assets resulting from operations	$1,157,877
*Amount includes $29,967 of pro-forma eliminated expenses.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Schwab California AMT Tax-Free Money Fund that have been included in Schwab California Municipal Money Fund’s Statement of Operation since September 27, 2014.
10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to the existing funds in the Trust, including Schwab California Municipal Money Fund (the “Fund”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Fund at meetings held on April 29, 2015, and June 1, 2015, and approved the renewal of the Agreement with respect to the Fund for an additional one year term at the meeting held on June 1, 2015. The Board’s approval of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;
2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds;
3.	the Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to the Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as investment research tools and Internet access and an array of account features that benefit the Fund and certain of its shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Fund’s shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered both risk
40

and shareholder risk expectations for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of waiving management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as exchanged-traded funds and separately managed accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered contractual investment advisory fee schedules with respect to the Fund that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to Fund shareholders. Specifically, the Board considered CSIM and Schwab’s previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, and (iii) future net total operating expense reductions for taxable money funds as a group (excluding certain share classes) and non-taxable money funds as a group (excluding certain share classes) when aggregate assets of such group of funds exceed certain levels. In particular, the Board considered the actual expense reductions with respect to the Fund that resulted from CSIM and Schwab’s commitments set forth above. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.
41

Trustees and Officers
The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 95 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund's Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – present).	74	Director, Gilead Sciences, Inc. (2005 – present)
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Private Investor.	74	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013)	74	Director, KLA-Tencor Corporation (2008 – present)
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2015)	Managing Partner and Co-Founder, Kudu Advisors, LLC (financial services) (May 2009 – present); Director, Asset International, Inc. (publisher of financial services information) (Jan. 2009 – Nov. 2014).	95	None.
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust and Laudus Institutional Trust since 2010)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	74	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	74	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

Interested Trustees
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989; Schwab Investments since 1991; Schwab Capital Trust since 1993; Schwab Annuity Portfolios since 1994; Laudus Trust and Laudus Institutional Trust since 2010)	Chairman and Director, The Charles Schwab Corporation (1986 – present); Chairman and Director of Charles Schwab & Co., Inc. (1971 – present); Chairman and Director of Charles Schwab Investment Management, Inc. (1989 – present); Chairman and Director of Charles Schwab Bank (2003 – present); Chairman and Chief Executive Officer of Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. (1996 – present); and Director, Chairman and Chief Executive Officer, Schwab Holdings, Inc. (1979 – present).	74	Chairman and Director, The Charles Schwab Corporation (1986 – present) Director, Yahoo! Inc. (2014 – present)
Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (2008 – present); Director, Charles Schwab Bank (2006 – present); and Director, Schwab Holdings, Inc. (2008 – present).	95	Director, The Charles Schwab Corporation (2008 – present)

43

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (January 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).
George Pereira
1964
Treasurer and Principal Financial Officer, Schwab Funds
Treasurer and Chief Financial Officer, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust and Laudus Institutional Trust since 2006)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2005)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab and Laudus Funds’ retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds or Laudus Funds to retire from all Boards upon their required retirement date from either Board.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Boards.
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Glossary
144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
Alternative Minimum Tax (AMT)  A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond anticipation notes Obligations sold by a state or local government on a short-term basis in anticipation of the issuance of a longer-term bond in the future.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
escrow  The issuer of an escrowed bond deposits funds in a trust which are verified by a third party to be sufficient to pay the bond’s principal and interest at maturity or at a call date. The funds in the trust are invested in high quality investments, typically US Treasury and Agency obligations which mature at or prior to the bond’s maturity or call date.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
fixed rate notes  A security with a fixed rate or coupon and a short maturity (typically within thirteen months). For example, bond, revenue or tax anticipation notes.
Guaranty (GTY)  An instrument issued by a financial institution to unconditionally guarantee the repayment of a security’s principal and interest at maturity. The security will typically carry the rating of the institution which provides the guaranty rather than that of the security’s issuer.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
Letter of Credit (LOC)  An instrument issued by a financial institution which unconditionally guarantees the repayment of principal and interest at maturity and upon demand. Many securities known as variable-rate demand obligations (VRDOs) carry LOCs to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly.
Liquidity (LIQ)  A liquidity facility is issued by a financial institution to improve the ability of the issuer of the security to meet demands for payment. Many securities known as variable-rate demand obligations (VRDOs) carry liquidity facilities to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly. The issuer of the security must maintain strong long-term ratings and credit characteristics while the liquidity facility is in effect. If the issuer fails to meet certain predetermined financial conditions, the financial institution may terminate its obligation without notice.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
45

maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
money market securities  High-quality, short-term debt securities that may be issued by states and local governments and their agencies. Money market securities must have an effective maturity of no longer than 397 days. Examples include bond and tax anticipation notes, commercial paper, variable-rate demand obligations and tender option bonds.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
revenue anticipation notes  Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.
taxable-equivalent yield  The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0%
(4.5% ÷ [1 – 0.25%] = 6.0%).
tax anticipation notes  Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.
tender option bond  A security which is created by a financial institution by combining a long-term municipal bond with a liquidity facility which converts the long-term bond into a money-market eligible security. Tender option bonds are issued as section 144A securities.
Tier 1, Tier 2  Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
variable rate demand preferred shares (VRDP)  Variable rate demand securities that are issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on VRDPs will be exempt from federal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s investment policy as stated in the prospectus.
weighted average life (WAL)  For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov 60 days after the end of the month to which the information pertains.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.
46

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.
Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
The Schwab Funds Family®
Stock Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Financial Services Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack All Equity Portfolio™
Schwab MarketTrack Growth Portfolio™
Schwab MarketTrack Balanced Portfolio™
Schwab MarketTrack Conservative Portfolio™
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout
Bond Funds
Schwab Short-Term Bond Market Fund™
Schwab Intermediate-Term Bond Fund™
Schwab Total Bond Market Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.
[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-800-435-4000
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2015 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR25721-13
00149456

Semiannual report dated June 30, 2015, enclosed.
Schwab Cash Reserves™

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Schwab Cash Reserves™
Semiannual Report
June 30, 2015

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President
Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report.
Dear Shareholder,
At Charles Schwab Investment Management (CSIM), we design our investment products to serve as part of the foundation of an investor’s portfolio. Schwab Cash Reserves is intended to offer stability of capital, liquidity, and income. The fund invests in high-quality, short-term money market investments issued by U.S. and foreign issuers and is actively managed, benefiting from extensive credit research and professional money management.
For the six-month reporting period ended June 30, 2015, yields on taxable money market securities remained low as short-term interest rates hovered near zero percent. Speculation continued around the timing of a potential short-term rate increase, which contributed to heightened market uncertainty and volatility. Outside the U.S., many central banks, including the European Central Bank and the Bank of Japan, increased measures aimed at stimulating economic growth and combatting deflation. These divergent policies between the U.S. and other central banks impacted bond markets, currencies, and equities, adding to global market volatility.
In related industry matters, in July 2014, the Securities and Exchange Commission (SEC) released final amendments to the rules that govern money market funds. We believe that these amendments strike the right balance of preserving an important cash management tool for investors, while protecting investors from the possibility of significant money market fund redemptions during a crisis. In response to this guidance, CSIM will continue to offer a variety of investment options and a strong product lineup that includes Municipal and Prime Money Market funds, constructed specifically for retail investors and featuring a constant net asset value (NAV).1 The Schwab Government Money Funds will also continue to feature a constant NAV and can be used by either retail or institutional investors. In addition, the Schwab Government Money Funds do not plan to adopt a policy to implement liquidity fees or redemption gates.
For more information about the performance, holdings, and portfolio characteristics of Schwab Cash Reserves, please continue reading this report. In addition, you can find further details about this fund by visiting our new website at www.csimfunds.com, which provides improved functionality, enhanced design, and access to industry insights. We are also happy to hear from you at 1-800-435-4000.
Sincerely,

For the six-month reporting period ended June 30, 2015, yields on taxable money market securities remained low as short-term interest rates hovered near zero percent.

[1]	A fund’s share price is its NAV, which is the fund’s net assets divided by the number of its shares outstanding. Under the new amendments, Retail Prime and Municipal money market funds, as well as Government money market funds, will continue to be permitted to transact at a constant NAV of $1.00. Note that while a fund may seek to maintain a constant NAV, there is no guarantee that it will be able to do so.
2Schwab Cash Reserves

Fund Management
Linda Klingman, Vice President and Head of Taxable Money Market Strategies, leads the portfolio management team of Schwab’s prime and government taxable money funds. Ms. Klingman also has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management. She has managed money market funds since 1988.

Michael Lin, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Lin has been a portfolio manager with CSIM since 2006, and also worked in CSIM’s Fund Administration group for nearly four years, where he focused on security pricing and valuation of Schwab Funds. Prior to joining CSIM, he spent three years at American Century Investments, most recently as a senior trader of the taxable money market funds.

Jonathan Roman, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Roman has been a portfolio manager with CSIM since 2010, and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the Portfolio Management group as a Trader, and prior to that he worked in the Portfolio Operations and Analytics group providing trading support to the taxable money market desk.

Jonathan Feske, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the fund. He previously was responsible for credit and investment research for global banks for CSIM’s taxable bond and money funds. Prior to joining CSIM in 2011, Mr. Feske was a high-yield bond analyst for more than two years at Miller Tabak Roberts Securities, a boutique corporate bond broker-dealer, which is now part of GMP Capital. He covered both U.S. and emerging market credits, focusing on distressed situations in various industrial sectors. Previously, Mr. Feske was employed in the securities industry as an equity trader for three years.
Schwab Cash Reserves3

Schwab Cash Reserves
Schwab Cash Reserves (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market instruments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable- and floating-rate debt securities, and obligations issued by the U.S. government or its agencies and instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Since December 2008, when the Federal Reserve (the Fed) first cut short-term interest rates to present-day levels, yields on money market securities have remained historically low—a trend that continued throughout the period. As a result, and to help the fund maintain a positive net yield, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the reporting period.1 For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
Market Highlights.  For the six-month reporting period ended June 30, 2015, the global economic outlook began to show signs of improvement. Outside the U.S., several central banks increased stimulative measures, though uncertainty remained around Greece and the eurozone. In the U.S., the economy continued to rebound, despite weak economic data in early 2015, and the Fed left short-term interest rates historically low. The Fed also continued to perform daily test operations of its Reverse Repurchase Facility, which has essentially helped establish a floor for short-term interest rates through the sale and repurchase of securities. This program has become an important source of taxable money market supply and serves as another tool to help the Fed manage its policies. The program is set to continue through January 29, 2016.
Available supply of money market securities largely remains constrained as stricter regulatory mandates have increased the costs of selling short-term securities for many issuers. These higher costs and persistently low interest rates have instead encouraged the issuance of longer-term securities, most of which are not money market eligible.
Performance, Positioning, and Strategies.  Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital. As the timing for a rise in rates remained uncertain, the weighted average maturity (WAM) of the fund stayed relatively neutral. With ongoing stability in the eurozone, the fund continued to selectively invest in securities from European countries such as France, Germany, the Netherlands, Switzerland, and the United Kingdom. The fund’s investment adviser continues to monitor exposure to Europe broadly, as with all regions in which the fund invests.
Reflecting these strategies, the fund’s WAM started the reporting period at 46 days and ended at 45 days. As noted above, the fund continued to waive certain fees and expenses in order to maintain a 0.06% yield.
As of 6/30/15:
Portfolio Composition By Maturity[2]
% of investments
1-7 Days	37.7%
8-30 Days	19.4%
31-60 Days	9.1%
61-90 Days	14.4%
91-180 Days	18.5%
More than 180 Days	0.9%
Total	100.0%
Statistics
Weighted Average Maturity[3]	45 Days
Credit Quality Of Holdings[4] % of portfolio	99.99% Tier 1
Portfolio Composition by Security Type
% of investments
Commercial Paper
Asset Backed	6.9%
Financial Company	8.3%
Certificate Of Deposit	44.5%
Treasury Debt	1.7%
Other Instrument	4.6%
Variable Rate Demand Note	0.1%
Other Note	6.9%
Repurchase Agreement
Government Agency	2.2%
Treasury	20.9%
Other	3.9%
Total	100.0%
An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.
Management views and portfolio holdings may have changed since the report date.
[1]	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 5.
[2]	As shown in the Portfolio Holdings section of the shareholder report.
[3]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[4]	Tier 1 securities are rated in the highest short-term rating category by two nationally recognized statistical rating organizations (“NRSROs”), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
4Schwab Cash Reserves

Performance and Fund Facts as of 6/30/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for previous 12 months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Cash Reserves
Sweep Shares
Ticker Symbol	SWSXX
Minimum Initial Investment	*
Seven-Day Yield[1]	0.06%
Seven-Day Yield–Without Contractual Expense Limitation[2]	-0.01%
Seven-Day Effective Yield[1]	0.06%
An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.
Portfolio holdings may have changed since the report date.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit the fund's total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 4.
[2]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.42% to the seven-day yield.
Schwab Cash Reserves5

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2015 and held through June 30, 2015.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 1/1/15	Ending Account Value (Net of Expenses) at 6/30/15	Expenses Paid During Period[2] 1/1/15–6/30/15
Schwab Cash Reserves
Actual Return	0.19%	$1,000.00	$1,000.30	$0.94
Hypothetical 5% Return	0.19%	$1,000.00	$1,023.86	$0.95

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.
6Schwab Cash Reserves

Schwab Cash Reserves
Financial Statements
Financial Highlights
	1/1/15– 6/30/15*	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11	1/1/10– 12/31/10
Per-Share Data ($)
Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2],[3]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total return (%)	0.03 [4]	0.06	0.06	0.06	0.06	0.07
Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.19 [5],[6]	0.16 [5]	0.20 [5]	0.23 [5],[7]	0.20 [5]	0.28 [5]
Gross operating expenses	0.70 [6]	0.70	0.70	0.70 [7]	0.71	0.71
Net investment income (loss)	0.06 [6]	0.06	0.06	0.06	0.06	0.07
Net assets, end of period ($ x 1,000,000)	38,539	39,326	39,452	37,498	34,077	32,419

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Net realized and unrealized gains (losses) ratio includes payment from affiliate.
4
Not annualized.
5
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
6
Annualized.
7
The ratio of gross operating expenses would have been 0.71%, if the State filing fee reimbursement had not been included. There was no impact on the ratio of net operating expenses.
See financial notes    7

Schwab Cash Reserves
Portfolio Holdings  as of June 30, 2015 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
52.4%	Fixed-Rate Obligations	20,175,937,808	20,175,937,808
20.6%	Variable-Rate Obligations	7,928,007,926	7,928,007,926
27.0%	Repurchase Agreements	10,425,544,864	10,425,544,864
100.0%	Total Investments	38,529,490,598	38,529,490,598
0.0%	Other Assets and Liabilities, Net		9,132,947
100.0%	Net Assets		38,538,623,545

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 52.4% of net assets
Asset Backed Commercial Paper 6.9%
Bennington Stark Capital Co, LLC	a,b	0.30%		07/01/15	75,000,000	75,000,000
CAFCO, LLC	a,b	0.28%		08/03/15	55,000,000	54,985,883
	a,b	0.31%		11/03/15	50,000,000	49,946,180
	a,b	0.31%		11/04/15	22,000,000	21,976,130
Cancara Asset Securitisation, LLC	a,b	0.27%		09/18/15	420,000,000	419,751,150
Chariot Funding, LLC	a,b	0.29%		07/01/15	39,000,000	39,000,000
	a,b	0.30%		10/29/15	25,000,000	24,975,000
	a,b	0.32%		10/29/15	5,000,000	4,994,667
Charta, LLC	a,b	0.32%		11/02/15	10,000,000	9,988,978
	a,b	0.31%		11/04/15	79,000,000	78,914,285
	a,b	0.34%		12/01/15	150,000,000	149,783,250
Ciesco, LLC	a,b	0.28%		08/03/15	27,000,000	26,993,070
	a,b	0.31%		11/02/15	46,000,000	45,950,882
	a,b	0.31%		11/03/15	50,000,000	49,946,181
	a,b	0.31%		11/04/15	41,000,000	40,955,515
Collateralized Commercial Paper Co, LLC	a	0.33%		07/06/15	15,000,000	14,999,312
	a	0.37%		11/23/15	173,000,000	172,742,182
	a	0.42%		12/09/15	58,000,000	57,891,057
Collateralized Commercial Paper II Co, LLC	b	0.33%		07/06/15	13,000,000	12,999,404
CRC Funding, LLC	a,b	0.28%		08/03/15	45,000,000	44,988,450
	a,b	0.31%		11/04/15	82,000,000	81,911,030
Crown Point Capital Co, LLC	a,b	0.30%		09/03/15	141,000,000	140,924,800
8    See financial notes

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Jupiter Securitization Corp	a,b	0.29%		07/01/15	82,000,000	82,000,000
	a,b	0.30%		10/30/15	1,000,000	998,992
	a,b	0.31%		11/03/15	5,000,000	4,994,618
Lexington Parker Capital Co, LLC	a,b	0.24%		07/01/15	12,000,000	12,000,000
MetLife Short Term Funding, LLC	a,b	0.15%		07/22/15	171,155,000	171,140,024
Nieuw Amsterdam Receivables Corp	a,b	0.24%		09/03/15	104,000,000	103,955,627
Old Line Funding, LLC	a,b	0.31%		11/05/15	100,000,000	99,890,639
	a,b	0.33%		11/23/15	100,000,000	99,867,083
Ridgefield Funding Co, LLC	a,b	0.30%		09/02/15	46,000,000	45,975,850
	a,b	0.40%		09/02/15	79,000,000	78,944,700
	a,b	0.30%		09/15/15	87,000,000	86,944,900
Sheffield Receivables Co, LLC	a,b	0.40%		07/23/15	102,000,000	101,975,067
	a,b	0.35%		08/03/15	139,000,000	138,955,404
						2,647,260,310
Financial Company Commercial Paper 6.4%
Bank of Nova Scotia	b	0.32%		11/09/15	121,500,000	121,358,520
	b	0.33%		11/23/15	113,000,000	112,849,804
BPCE SA	b	0.23%		07/09/15	16,000,000	15,999,182
	b	0.26%		09/24/15	113,000,000	112,930,631
DNB Bank ASA	b	0.33%		10/01/15	375,000,000	374,688,542
General Electric Capital Corp	a	0.06%		07/01/15	102,000,000	102,000,000
	a	0.25%		07/08/15	50,000,000	49,997,569
HSBC Bank PLC	b	0.32%		10/29/15	231,000,000	230,753,600
ING (U.S.) Funding, LLC	a	0.40%		11/02/15	45,000,000	44,938,000
	a	0.41%		11/16/15	258,000,000	257,594,510
	a	0.40%		11/23/15	101,000,000	100,837,278
Lloyds Bank PLC		0.30%		08/21/15	54,000,000	53,977,050
Nationwide Building Society		0.40%		07/06/15	74,000,000	73,995,889
		0.40%		08/27/15	88,000,000	87,944,267
		0.30%		09/24/15	139,000,000	138,901,542
NRW.BANK		0.09%		07/01/15	200,000,000	200,000,000
		0.14%		07/06/15	103,000,000	102,997,997
Societe Generale	b	0.22%		08/03/15	52,000,000	51,989,513
	b	0.26%		08/31/15	26,000,000	25,988,546
United Overseas Bank, Ltd	b	0.26%		08/13/15	100,000,000	99,968,944
	b	0.26%		08/14/15	81,000,000	80,974,260
						2,440,685,644
Certificates of Deposit 31.8%
Abbey National Treasury Services PLC	a	0.28%		09/15/15	61,000,000	61,000,000
Australia & New Zealand Banking Group, Ltd		0.22%		09/21/15	2,000,000	2,000,000
Bank of Montreal		0.26%		07/15/15	269,000,000	269,000,000
		0.31%		11/06/15	15,000,000	15,000,000
See financial notes    9

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Bank of Nova Scotia		0.25%		09/23/15	171,000,000	171,000,000
		0.34%		11/09/15	72,000,000	72,000,000
		0.33%		11/13/15	119,000,000	119,000,000
Bank of the West		0.27%		08/24/15	105,000,000	105,000,000
Bank of Tokyo Mitsubishi UFJ, Ltd		0.33%		08/26/15	7,000,000	7,000,000
		0.33%		09/02/15	52,000,000	52,000,000
		0.33%		09/03/15	75,000,000	75,000,000
		0.33%		09/04/15	20,000,000	20,000,000
		0.34%		10/05/15	60,000,000	60,000,000
		0.34%		10/06/15	119,000,000	119,000,000
		0.50%		02/09/16	117,000,000	117,000,000
Barclays Bank PLC		0.45%		08/17/15	262,000,000	262,000,000
		0.53%		08/26/15	166,000,000	166,000,000
		0.53%		09/02/15	62,000,000	62,000,000
		0.92%		05/23/16	226,000,000	226,000,000
BNP Paribas		0.25%		07/09/15	146,000,000	146,000,000
		0.36%		08/24/15	285,000,000	285,000,000
		0.25%		09/03/15	9,000,000	9,000,000
		0.26%		09/24/15	129,000,000	129,000,000
		0.39%		10/01/15	7,000,000	7,000,000
		0.40%		12/01/15	162,000,000	162,000,000
Canadian Imperial Bank of Commerce		0.10%		07/01/15	158,000,000	158,000,000
		0.27%		08/25/15	199,000,000	199,000,000
Chase Bank USA, NA		0.35%		10/23/15	542,000,000	542,000,000
		0.38%		12/07/15	81,000,000	81,000,000
Citibank, NA		0.28%		07/01/15	138,000,000	138,000,000
Credit Agricole Corporate and Investment Bank		0.23%		07/10/15	180,000,000	180,000,000
		0.27%		08/10/15	57,000,000	57,000,000
		0.30%		09/01/15	146,000,000	146,000,000
Credit Agricole SA		0.29%		10/01/15	192,000,000	192,000,000
Credit Suisse AG		0.35%		08/20/15	162,000,000	162,000,000
		0.30%		09/15/15	385,000,000	385,000,000
DNB Bank ASA		0.28%		07/13/15	208,000,000	208,000,000
HSBC Bank PLC		0.35%		10/28/15	134,000,000	134,000,000
		0.32%		11/05/15	242,000,000	242,000,000
HSBC Bank USA		0.31%		09/28/15	4,000,000	4,000,000
		0.32%		10/26/15	131,000,000	131,000,000
		0.40%		12/09/15	56,000,000	56,000,000
ING Bank NV		0.33%		07/30/15	100,000,000	100,000,000
		0.35%		08/06/15	183,000,000	183,000,000
		0.42%		11/02/15	50,000,000	50,000,000
Lloyds Bank PLC		0.30%		07/15/15	16,000,000	16,000,000
		0.30%		08/10/15	160,000,000	160,000,000
Mitsubishi UFJ Trust & Banking Corp		0.30%		07/01/15	13,000,000	13,000,000
		0.31%		07/01/15	117,000,000	117,000,000
		0.31%		07/06/15	14,000,000	14,000,000
		0.31%		07/13/15	19,000,000	19,000,000
		0.31%		07/15/15	34,000,000	34,000,000
10    See financial notes

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		0.31%		07/20/15	18,000,000	18,000,000
		0.31%		07/27/15	39,000,000	39,000,000
		0.31%		08/05/15	14,000,000	14,000,000
		0.31%		08/06/15	88,000,000	88,000,000
		0.31%		08/10/15	45,000,000	45,000,000
		0.33%		08/24/15	38,000,000	38,000,000
		0.32%		10/09/15	98,000,000	98,000,000
		0.35%		10/09/15	67,000,000	67,000,000
		0.35%		10/21/15	32,000,000	32,000,000
		0.35%		11/06/15	105,000,000	105,000,000
		0.36%		11/09/15	35,000,000	35,000,000
Mizuho Bank, Ltd		0.30%		07/29/15	9,000,000	9,000,000
		0.26%		08/27/15	151,000,000	151,000,000
		0.27%		09/08/15	204,000,000	204,000,000
		0.26%		09/14/15	52,000,000	52,000,000
		0.27%		09/15/15	3,000,000	3,000,000
		0.28%		09/17/15	69,000,000	69,000,000
		0.28%		09/18/15	95,000,000	95,000,000
		0.35%		11/16/15	353,000,000	353,000,000
MUFG Union Bank, NA		0.17%		07/13/15	191,000,000	191,000,000
National Australia Bank, Ltd		0.27%		09/01/15	210,000,000	210,000,000
		0.27%		09/02/15	182,000,000	182,000,000
National Bank of Canada		0.33%		08/18/15	42,000,000	42,000,000
Natixis SA		0.29%		08/04/15	365,000,000	365,000,000
Nordea Bank Finland PLC		0.34%		12/01/15	384,000,000	383,991,854
Oversea-Chinese Banking Corp, Ltd		0.24%		09/29/15	71,000,000	71,000,000
Rabobank Nederland		0.28%		07/01/15	325,000,000	325,000,000
Societe Generale		0.26%		08/31/15	230,000,000	230,000,000
Sumitomo Mitsui Banking Corp		0.31%		07/01/15	32,000,000	32,000,000
		0.31%		07/09/15	61,000,000	61,000,000
		0.26%		09/09/15	246,000,000	246,000,000
		0.28%		09/17/15	102,000,000	102,000,000
		0.28%		09/24/15	84,000,000	84,000,000
		0.34%		09/25/15	180,000,000	180,000,000
		0.34%		09/28/15	2,000,000	2,000,000
		0.32%		10/21/15	14,000,000	14,000,000
		0.37%		10/27/15	73,000,000	73,000,000
		0.37%		10/28/15	100,000,000	100,000,000
		0.35%		11/06/15	40,000,000	40,000,000
		0.40%		11/06/15	75,000,000	75,000,000
		0.40%		11/10/15	7,000,000	7,000,000
		0.40%		11/12/15	55,000,000	55,000,000
Sumitomo Mitsui Trust Bank, Ltd		0.25%		07/13/15	11,000,000	11,000,000
		0.26%		08/25/15	17,000,000	17,000,000
		0.27%		08/31/15	212,000,000	212,000,000
		0.26%		09/14/15	87,000,000	87,000,000
		0.28%		09/18/15	182,000,000	182,000,000
Swedbank AB		0.10%		07/07/15	48,000,000	48,000,000
Toronto-Dominion Bank		0.30%		11/05/15	185,000,000	185,000,000
		0.30%		11/06/15	112,000,000	112,000,000
See financial notes    11

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
UBS AG		0.10%		07/06/15	372,000,000	372,000,000
						12,250,991,854
Other Instruments 4.6%
Australia & New Zealand Banking Group, Ltd		0.12%		07/01/15	422,000,000	422,000,000
		0.11%		07/07/15	352,000,000	352,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank		0.10%		07/02/15	200,000,000	200,000,000
		0.10%		07/06/15	185,000,000	185,000,000
National Australia Bank, Ltd		0.06%		07/01/15	375,000,000	375,000,000
Skandinaviska Enskilda Banken AB		0.10%		07/02/15	251,000,000	251,000,000
						1,785,000,000
Other Notes 2.7%
Bank of America, NA		0.28%		07/07/15	39,000,000	39,000,000
		0.28%		07/09/15	71,000,000	71,000,000
		0.30%		07/20/15	120,000,000	120,000,000
		0.30%		08/07/15	89,000,000	89,000,000
		0.30%		08/18/15	22,000,000	22,000,000
		0.23%		09/01/15	3,000,000	3,000,000
		0.32%		09/01/15	69,000,000	69,000,000
		0.24%		09/18/15	125,000,000	125,000,000
		0.26%		10/01/15	315,000,000	315,000,000
		0.34%		11/05/15	119,000,000	119,000,000
		0.34%		12/01/15	80,000,000	80,000,000
						1,052,000,000
Total Fixed-Rate Obligations
(Cost $20,175,937,808)						20,175,937,808

Variable-Rate Obligations 20.6% of net assets
Financial Company Commercial Paper 2.0%
Australia & New Zealand Banking Group, Ltd	b	0.28%	07/10/15	11/10/15	187,000,000	187,000,000
Commonwealth Bank of Australia	b	0.26%		07/02/15	111,500,000	111,500,000
	b	0.28%	07/29/15	10/29/15	17,000,000	16,999,493
	b	0.32%	07/13/15	05/12/16	31,000,000	31,000,000
HSBC Bank PLC	b	0.32%	07/06/15	01/04/16	307,000,000	307,000,000
Westpac Banking Corp	b	0.27%		07/27/15	110,000,000	110,000,000
						763,499,493
Certificates of Deposit 12.7%
Bank of Nova Scotia		0.24%		07/29/15	292,000,000	292,000,000
		0.28%	07/08/15	12/08/15	100,000,000	100,000,000
		0.29%	07/21/15	12/21/15	166,000,000	166,000,000
Bank of Tokyo Mitsubishi UFJ, Ltd		0.54%	07/10/15	03/10/16	112,000,000	112,000,000
Commonwealth Bank of Australia		0.26%	07/09/15	10/09/15	36,000,000	36,000,000
JPMorgan Chase Bank, NA		0.33%	07/22/15	10/22/15	100,000,000	100,000,000
		0.33%	07/23/15	10/23/15	170,000,000	170,000,000
		0.32%	07/08/15	12/08/15	273,000,000	273,000,000
12    See financial notes

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Royal Bank of Canada		0.30%	07/10/15	12/10/15	120,000,000	120,000,000
		0.29%	07/06/15	01/06/16	236,000,000	236,000,000
		0.30%	07/27/15	02/25/16	75,000,000	75,000,000
		0.32%	07/13/15	04/13/16	414,000,000	414,000,000
State Street Bank & Trust Co, NA		0.33%	07/13/15	03/11/16	163,000,000	163,000,000
Toronto-Dominion Bank		0.26%		07/21/15	160,000,000	160,000,000
		0.28%	07/14/15	10/14/15	60,000,000	60,000,000
		0.28%	07/17/15	10/19/15	115,000,000	115,000,000
		0.33%	07/16/15	03/16/16	89,000,000	89,000,000
		0.34%	07/17/15	03/17/16	365,000,000	365,000,000
		0.30%	07/20/15	03/21/16	193,000,000	193,000,000
		0.34%	07/27/15	05/27/16	26,000,000	26,000,000
Wells Fargo Bank, NA		0.28%	07/27/15	08/27/15	74,000,000	74,000,000
		0.29%	07/20/15	11/18/15	135,000,000	135,000,000
		0.29%	07/21/15	11/23/15	224,000,000	224,000,000
		0.29%	07/27/15	11/25/15	173,000,000	173,000,000
		0.31%	07/08/15	02/08/16	54,000,000	54,000,000
		0.31%	07/09/15	02/09/16	82,000,000	82,000,000
		0.32%	07/27/15	02/26/16	150,000,000	150,000,000
		0.33%	07/13/15	05/05/16	43,000,000	43,000,000
		0.34%	07/21/15	05/23/16	2,000,000	2,000,000
Westpac Banking Corp		0.28%	07/20/15	08/19/15	100,000,000	100,000,000
		0.28%	07/27/15	08/25/15	226,000,000	226,000,000
		0.29%	07/23/15	10/23/15	85,000,000	85,000,000
		0.31%	07/08/15	02/08/16	174,000,000	174,000,000
		0.32%	07/13/15	02/12/16	110,000,000	110,000,000
						4,897,000,000
Treasury Debt 1.7%
United States Treasury Department		0.06%	07/01/15	01/31/16	264,000,000	263,981,657
		0.09%	07/01/15	07/31/16	170,000,000	170,000,000
		0.10%	07/01/15	01/31/17	200,000,000	199,998,549
						633,980,206
Variable Rate Demand Notes 0.1%
3925 Seaport Associates
Variable Rate Demand Bonds Series 2013	a	0.20%		07/07/15	6,260,000	6,260,000
GFRE Holdings, LLC
Taxable Notes Series 2009A	a	0.19%		07/07/15	3,860,000	3,860,000
New York State HFA
Housing RB (2180 Broadway) Series 2011B	a	0.10%		07/07/15	5,450,000	5,450,000
Smithsonian Institution
Taxable Bonds Series 2013B	a	0.16%		07/07/15	27,500,000	27,500,000
Tenderfoot Seasonal Housing, LLC
Taxable Housing Facilities Revenue Notes Series 2000B	a	0.24%		07/07/15	3,000,000	3,000,000
						46,070,000
Other Notes 4.1%
Bank of America, NA		0.40%	07/06/15	04/04/16	100,000,000	100,000,000
See financial notes    13

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Canadian Imperial Bank of Commerce		0.31%	07/10/15	03/04/16	312,000,000	312,000,000
JPMorgan Chase Bank, NA		0.44%	09/08/15	11/06/15	50,000,000	50,010,667
		0.43%	07/20/15	07/18/16	110,000,000	110,000,000
		0.44%	07/22/15	07/22/16	95,000,000	95,000,000
Royal Bank of Canada		0.39%	07/01/15	06/30/16	125,000,000	125,000,000
		0.39%	07/06/15	07/01/16	243,000,000	243,000,000
	b	0.36%	07/07/15	07/06/16	75,000,000	75,000,000
Wells Fargo Bank, NA		0.41%	09/15/15	07/14/16	100,000,000	100,000,000
		0.46%	09/22/15	07/21/16	275,000,000	275,000,000
Westpac Banking Corp	b	0.58%		07/28/15	100,000,000	100,000,000
Whistlejacket Capital, LLC	c,†	n/a	n/a	n/a	2,447,560	2,447,560
						1,587,458,227
Total Variable-Rate Obligations
(Cost $7,928,007,926)						7,928,007,926
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 27.0% of net assets
Government Agency Repurchase Agreements* 2.2%
Bank of Nova Scotia
Issued 06/30/15, repurchase date 07/01/15 (Collateralized by U.S. Government Agency Securities valued at $110,210,000, 3.00% - 6.00%, due 05/01/41 - 01/01/45)		0.12%		07/01/15	107,000,357	107,000,000
BNP Paribas Securities Corp
Issued 06/30/15, repurchase date 07/01/15 (Collateralized by U.S. Government Agency Securities valued at $134,297,851, 0.46% - 7.50%, due 10/01/16 - 06/01/45)		0.10%		07/01/15	130,000,361	130,000,000
Deutsche Bank Securities, Inc
Issued 06/30/15, repurchase date 07/01/15 (Collateralized by U.S. Government Agency Securities valued at $278,467,563, 0.00% - 7.25%, due 07/01/15 - 04/01/56)		0.18%		07/01/15	270,001,350	270,000,000
Goldman Sachs & Co
Issued 06/30/15, repurchase date 07/01/15 (Collateralized by U.S. Government Agency Securities valued at $30,600,000, 3.50% - 5.00%, due 07/01/26 - 01/01/45)		0.13%		07/01/15	30,000,108	30,000,000
Issued 06/25/15, repurchase date 07/02/15 (Collateralized by U.S. Government Agency Securities valued at $141,780,001, 3.00% - 6.00%, due 07/15/39 - 02/15/45)		0.08%		07/02/15	139,002,162	139,000,000
JP Morgan Securities, LLC
Issued 06/30/15, repurchase date 07/01/15 (Collateralized by U.S. Government Agency Securities valued at $20,600,000, 2.00% - 3.50%, due 05/25/25 - 08/25/43)		0.14%		07/01/15	20,000,078	20,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 06/30/15, repurchase date 07/01/15 (Collateralized by U.S. Government Agency Securities valued at $66,950,000, 0.49% - 3.00%, due 12/15/39 - 06/25/45)		0.14%		07/01/15	65,000,253	65,000,000
14    See financial notes

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Mizuho Securities USA, Inc
Issued 06/30/15, repurchase date 07/01/15 (Collateralized by U.S. Government Agency Securities valued at $56,100,584, 0.00% - 3.75%, due 04/26/16 - 06/09/36)		0.15%		07/01/15	55,000,229	55,000,000
Morgan Stanley & Co, LLC
Issued 06/30/15, repurchase date 07/01/15 (Collateralized by U.S. Government Agency Securities valued at $21,420,001, 4.00%, due 03/20/45)		0.09%		07/01/15	21,000,053	21,000,000
						837,000,000
Treasury Repurchase Agreements 20.9%
Barclays Capital, Inc
Issued 06/30/15, repurchase date 07/01/15 (Collateralized by U.S. Treasury Securities valued at $87,438,693, 0.38% - 2.13%, due 02/15/16 - 01/31/21)		0.10%		07/01/15	85,724,411	85,724,173
Issued 06/25/15, repurchase date 07/02/15 (Collateralized by U.S. Treasury Securities valued at $163,200,058, 0.00% - 3.63%, due 07/02/15 - 02/15/44)		0.05%		07/02/15	160,001,556	160,000,000
BNP Paribas Securities Corp
Issued 06/30/15, repurchase date 07/01/15 (Collateralized by U.S. Treasury Securities valued at $55,080,099, 0.00% - 2.38%, due 09/03/15 - 01/15/20)		0.09%		07/01/15	54,000,135	54,000,000
Federal Reserve Bank of New York
Issued 06/30/15, repurchase date 07/01/15 (Collateralized by U.S. Treasury Securities valued at $4,621,006,491, 3.13%, due 02/15/42)		0.05%		07/01/15	4,621,006,418	4,621,000,000
Issued 06/29/15, repurchase date 07/01/15 (Collateralized by U.S. Treasury Securities valued at $1,184,004,687, 2.00% - 3.75%, due 02/15/22 - 05/15/42)		0.07%		07/01/15	1,184,004,604	1,184,000,000
Issued 06/25/15, repurchase date 07/02/15 (Collateralized by U.S. Treasury Securities valued at $1,694,019,862, 2.00% - 4.38%, due 07/31/18 - 08/15/41)		0.07%		07/02/15	1,694,023,057	1,694,000,000
JP Morgan Securities, LLC
Issued 06/30/15, repurchase date 07/01/15 (Collateralized by U.S. Treasury Securities valued at $1,857,128, 2.13%, due 06/30/21)		0.12%		07/01/15	1,820,697	1,820,691
Issued 06/22/15, repurchase date 07/22/15 (Collateralized by U.S. Treasury Securities valued at $273,364,884, 2.00% - 2.63%, due 07/31/20 - 05/15/24)		0.08%		07/07/15	268,008,933	268,000,000
						8,068,544,864
Other Repurchase Agreements** 3.9%
Credit Suisse Securities (USA), LLC
Issued 06/18/15, repurchase date 12/14/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $256,450,480, 0.08% - 8.00%, due 03/15/17 - 11/25/60)	c	0.80%		10/03/15	223,530,244	223,000,000
Issued 06/15/15, repurchase date 12/14/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $433,551,278, 0.00% - 9.16%, due 04/15/17 - 01/15/49)	c	0.80%		10/03/15	377,921,556	377,000,000
JP Morgan Securities, LLC
Issued 06/04/15, repurchase date 12/01/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $314,097,382, 0.55% - 8.88%, due 03/22/17 - 06/15/68)	c	0.65%		09/28/15	273,571,783	273,000,000
See financial notes    15

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 06/17/15, repurchase date 12/17/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $271,463,704, 0.60% - 7.98%, due 12/11/15 - 12/25/65)	c	0.65%		09/28/15	236,438,894	236,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 05/28/15, repurchase date 08/26/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $472,650,000, 0.37% - 6.90%, due 01/15/20 - 09/25/57)	c	0.58%		08/04/15	411,450,273	411,000,000
						1,520,000,000
Total Repurchase Agreements
(Cost $10,425,544,864)						10,425,544,864

End of Investments.

At 06/30/15, the tax basis cost of the fund's investments was $38,529,490,598.
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $4,567,628,794 or 11.9% of net assets.
c	Illiquid security. At the period end, the value of these amounted to $1,522,447,560 or 4.0% of net assets.
†	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (April 29, 2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
**	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
ETF —	Exchange Traded Fund
HFA —	Housing finance agency/authority
RB —	Revenue bond

At June 30, 2015, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2015. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
16    See financial notes

Schwab Cash Reserves
Statement of
Assets and Liabilities
As of June 30, 2015; unaudited
Assets
Investments, at cost and value		$28,103,945,734
Repurchase agreements, at cost and value	+	10,425,544,864
Total investments, at cost and value (Note 2a)		38,529,490,598
Receivables:
Interest		12,074,510
Prepaid expenses	+	51,638
Total assets		38,541,616,746
Liabilities
Payables:
Shareholder service fees		1,459,512
Distributions to shareholders		952,388
Accrued expenses	+	581,301
Total liabilities		2,993,201
Net Assets
Total assets		38,541,616,746
Total liabilities	–	2,993,201
Net assets		$38,538,623,545
Net Assets by Source
Capital received from investors		38,540,209,274
Net realized capital losses		(1,585,729)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$38,538,623,545		38,538,529,833		$1.00

See financial notes    17

Schwab Cash Reserves
Statement of
Operations
For the period January 1, 2015 through June 30, 2015; unaudited
Investment Income
Interest		$48,062,464
Expenses
Investment adviser and administrator fees		56,382,503
Shareholder service fees		77,432,357
Custodian fees		524,364
Portfolio accounting fees		400,240
Shareholder reports		344,103
Registration fees		126,160
Professional fees		96,383
Independent trustees' fees		67,898
Transfer agent fees		11,765
Other expenses	+	335,899
Total expenses		135,721,672
Expense reduction by CSIM and its affiliates	–	99,297,618
Net expenses	–	36,424,054
Net investment income		11,638,410
Realized Gains (Losses)
Net realized losses on investments		(18,492)
Increase in net assets resulting from operations		$11,619,918
18    See financial notes

Schwab Cash Reserves
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/15-6/30/15		1/1/14-12/31/14
Net investment income		$11,638,410	$23,273,554
Net realized gains (losses)	+	(18,492)	49,577
Increase in net assets from operations		11,619,918	23,323,131
Distributions to Shareholders
Distributions from net investment income		($11,638,410)	($23,273,554)
Transactions in Fund Shares*
Shares sold		40,517,168,353	81,437,150,821
Shares reinvested		10,583,623	23,085,924
Shares redeemed	+	(41,315,481,520)	(81,586,206,958)
Net transactions in fund shares		(787,729,544)	(125,970,213)
Net Assets
Beginning of period		39,326,371,581	39,452,292,217
Total decrease	+	(787,748,036)	(125,920,636)
End of period		$38,538,623,545	$39,326,371,581
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes    19

Schwab Cash Reserves
Financial Notes, unaudited
1. Business Structure of the Fund:
Schwab Cash Reserves is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
The Charles Schwab Family of Funds (organized October 20, 1989)	Schwab Municipal Money Fund
Schwab Money Market Fund	Schwab AMT Tax-Free Money Fund
Schwab Government Money Fund	Schwab California Municipal Money Fund
Schwab U.S. Treasury Money Fund	Schwab New York Municipal Money Fund
Schwab Treasury Obligations Money Fund	(formerly Schwab New York AMT Tax-Free Money Fund)
Schwab Value Advantage Money Fund	Schwab New Jersey Municipal Money Fund
Schwab Advisor Cash Reserves	(formerly Schwab New Jersey AMT Tax-Free Money Fund)
Schwab Cash Reserves	Schwab Pennsylvania Municipal Money Fund
Schwab Retirement Advantage Money Fund	Schwab Massachusetts Municipal Money Fund
Schwab Investor Money Fund	(formerly Schwab Massachusetts AMT Tax-Free Money Fund)

Schwab Cash Reserves offers one share class. Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund's Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
20

Schwab Cash Reserves
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•  Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the “counter-party”), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counter-party risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund's repurchase agreements are collateralized by cash, U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the fund's custodian (or, with multi-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counter-party, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counter-party.
As of June 30, 2015, the fund had investments in repurchase agreements with a gross value of $10,425,544,864 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations.
21

Schwab Cash Reserves
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium and accretes discounts to the security’s call date and price, rather than the maturity date and price.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund's net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (“State Street”), under which the fund may receive a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(k) New Accounting Pronouncements:
In June 2014, Accounting Standards Update (“ASU”) No. 2014-11, Topic 860 Transfers and Servicing — Repurchase-to-Maturity Transactions, Repurchase Financings and Disclosures, was issued and is effective for interim periods beginning after March 15, 2015 and annual periods beginning after December 15, 2014. The ASU modifies accounting guidance and enhances disclosure requirements for repurchase agreement and securities lending transactions. Management is currently evaluating the impact the adoption of ASU 2014-11 may have on the fund’s financial statement disclosures.
22

Schwab Cash Reserves
Financial Notes, unaudited (continued)
3. Risk Factors:
Investment Risk. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of a shareholder’s investment at $1 per share, it is possible to lose money by investing in the fund.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low. Because interest rates in the United States are at, or near, historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings. In addition, to the extent the fund makes any reimbursement payments to the investment adviser and/or its affiliates, the fund’s yield would be lower.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counter-party) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counter-party that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counter-party will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade (“Alternative Collateral”). High yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counter-party’s default.
Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counter-party of a portfolio investment fails to honor its obligations. Even though the fund's investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counter-party to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of the fund's portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund's share price or yield to fall.
Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, Fannie Mae (FNMA) and Freddie Mac (FHLMC) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks (FHLB) maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities a fund owns do not extend to the shares of the fund itself.
Credit and Liquidity Enhancements Risk. The fund may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for the purchaser, such as the fund. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the fund. Any decline in the value of the securities held by the fund could cause the fund’s share price or yield to fall. To the extent that a portion of the fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
23

Schwab Cash Reserves
Financial Notes, unaudited (continued)
3. Risk Factors (continued):
Foreign Investment Risk. Although the fund may invest only in U.S. dollar denominated securities, the fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; differing accounting, auditing, financial reporting and legal standards and practices; the imposition of economic sanctions or other government restrictions; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag those of other money market funds.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer, including, for example, during periods of rising interest rates. In addition, dealer inventories of certain securities—an indication of the ability of dealers to engage in “market making”—are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. The fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Regulatory Risk. The Securities and Exchange Commission (“SEC”) recently adopted changes to the rules that govern SEC-registered money market funds. These rule changes include: (i) allowing money market funds to impose liquidity fees and redemption gates when their liquidity levels fall below certain thresholds; (ii) requiring money market funds that do not qualify as “retail” or “government” money market funds to operate with a floating share price; (iii) imposing new disclosure and reporting requirements; and (iv) enhancing portfolio diversification requirements. The compliance dates for these rule changes vary, ranging from mid-2015 for certain new reporting requirements to October 2016 for the new liquidity fees, redemption gates and floating share price requirements. The SEC has also proposed additional rule changes that, if adopted, will impact how SEC-registered money market funds may use nationally recognized statistical rating organizations for the purposes of determining the credit quality of their investments. These regulatory developments may affect the fund’s investment strategies, performance, yield and operating expenses. As of the date of this prospectus, the fund’s investment adviser is evaluating the potential impact of these regulatory changes and will provide updates as future compliance deadlines approach.
Money Market Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.
4. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
24

Schwab Cash Reserves
Financial Notes, unaudited (continued)
4. Affiliates and Affiliated Transactions (continued):
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the “Plan”) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund. Schwab serves as the fund's paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab). All shareholder service fees paid by the fund to Schwab in its capacity as the fund's paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees. The Plan also enables the fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions it provides to fund shareholders invested in the fund.
Pursuant to the Plan, the fund’s shares are subject to an annual shareholder servicing fee of up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab's written agreement with the fund), and the fund will pay no more than 0.25% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Pursuant to the Plan, the fund’s shares are subject to an annual sweep administration fee of up to 0.15%. The sweep administration fee paid to Schwab is based on the average daily net asset value of the fund shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above regardless of Schwab’s or the service provider's actual cost of providing the services. If the cost of providing the services under the Plan is less than the payment received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (“expense limitation”) to 0.66%.
In addition, effective January 1, 2015 through December 31, 2015, CSIM and its affiliates agreed to waive an additional amount of the fund's expenses equal to 0.035% of the fund's average daily net assets.
During the period ended June 30, 2015, the fund waived $99,297,618 in expenses of which $14,733,656 was waived in accordance with the contractual expense limitation agreement noted above and the remainder to maintain a positive net yield as noted below.
Voluntary Yield Waiver/Reimbursement
In addition to the contractual expense limitation agreement noted above, CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund. CSIM and its affiliates may recapture from the fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The reimbursement payments by the fund to CSIM and its affiliates are considered “non-routine expenses” and are not subject to any net operating expense limitations in effect at the time of such payment. This recapture could negatively affect the fund’s future yield. There were no prior year amounts recaptured. As of June 30, 2015, the balance of recoupable waivers is as follows:
Expiration Date
December 31, 2015	December 31, 2016	December 31, 2017	December 31, 2018	Total
$137,461,313	$158,103,718	$178,222,603	$84,563,962	$558,351,596
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Schwab Cash Reserves
Financial Notes, unaudited (continued)
4. Affiliates and Affiliated Transactions (continued):
As of December 31, 2014, the fund had recoupable waivers expire in the amount of $138,970,477.
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.
5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
6. Borrowing from Banks:
The fund has access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The fund pays interest on the amount it borrows at rates that are negotiated periodically. The fund also pays an annual fee to State Street for the committed line of credit.
There were no borrowings from the lines of credit by the fund during the period. However, the fund may have utilized its overdraft facility and incurred an interest expense, which is disclosed on the fund's Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
7. Federal Income Taxes:
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2014, the fund had capital loss carryforwards of $1,567,237 available to offset future net capital gains before the expiration date of December 31, 2017.
For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2014, the fund had no capital losses deferred and had $49,577 capital loss carryforwards utilized.
As of December 31, 2014, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2014, the fund did not incur any interest or penalties.
8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to the existing funds in the Trust, including Schwab Cash Reserves (the “Fund”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Fund at meetings held on April 29, 2015, and June 1, 2015, and approved the renewal of the Agreement with respect to the Fund for an additional one year term at the meeting held on June 1, 2015. The Board’s approval of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;
2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds;
3.	the Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as investment research tools and Internet access and an array of account features that benefit the Fund and certain of its shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Fund’s shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered both risk and shareholder risk expectations for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of fund performance in the context of its review of
27

Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of waiving management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as exchange-traded funds and separately managed accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered the contractual investment advisory fee schedules with respect to the Fund that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to the Fund’s shareholders. Specifically, the Board considered CSIM and Schwab’s previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, and (iii) future net total operating expense reductions for taxable money funds as a group (excluding certain share classes) and non-taxable money funds as a group (excluding certain share classes) when aggregate assets of such group of funds exceed certain levels. In particular, the Board considered the actual expense reductions with respect to the Fund that resulted from CSIM and Schwab’s commitments set forth above. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.
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Trustees and Officers
The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 95 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund's Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – present).	74	Director, Gilead Sciences, Inc. (2005 – present)
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Private Investor.	74	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013)	74	Director, KLA-Tencor Corporation (2008 – present)
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2015)	Managing Partner and Co-Founder, Kudu Advisors, LLC (financial services) (May 2009 – present); Director, Asset International, Inc. (publisher of financial services information) (Jan. 2009 – Nov. 2014).	95	None.
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust and Laudus Institutional Trust since 2010)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	74	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	74	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

Interested Trustees
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989; Schwab Investments since 1991; Schwab Capital Trust since 1993; Schwab Annuity Portfolios since 1994; Laudus Trust and Laudus Institutional Trust since 2010)	Chairman and Director, The Charles Schwab Corporation (1986 – present); Chairman and Director of Charles Schwab & Co., Inc. (1971 – present); Chairman and Director of Charles Schwab Investment Management, Inc. (1989 – present); Chairman and Director of Charles Schwab Bank (2003 – present); Chairman and Chief Executive Officer of Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. (1996 – present); and Director, Chairman and Chief Executive Officer, Schwab Holdings, Inc. (1979 – present).	74	Chairman and Director, The Charles Schwab Corporation (1986 – present) Director, Yahoo! Inc. (2014 – present)
Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (2008 – present); Director, Charles Schwab Bank (2006 – present); and Director, Schwab Holdings, Inc. (2008 – present).	95	Director, The Charles Schwab Corporation (2008 – present)

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Officers of the Trust
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (January 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).
George Pereira
1964
Treasurer and Principal Financial Officer, Schwab Funds
Treasurer and Chief Financial Officer, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust and Laudus Institutional Trust since 2006)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2005)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab and Laudus Funds’ retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds or Laudus Funds to retire from all Boards upon their required retirement date from either Board.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Boards.
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Glossary
144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper  A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO)  A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note  An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF)  An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement  (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
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restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
Tier 1, Tier 2  Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average life (WAL)  For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov 60 days after the end of the month to which the information pertains.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.
33

Notes

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.
Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
The Schwab Funds Family®
Stock Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Financial Services Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack All Equity Portfolio™
Schwab MarketTrack Growth Portfolio™
Schwab MarketTrack Balanced Portfolio™
Schwab MarketTrack Conservative Portfolio™
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout
Bond Funds
Schwab Short-Term Bond Market Fund™
Schwab Intermediate-Term Bond Fund™
Schwab Total Bond Market Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.
[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-800-435-4000
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2015 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR32958-10
00149458

Semiannual report dated June 30, 2015, enclosed.
Schwab Money Market Fund™

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Schwab Money Market Fund™
Semiannual Report
June 30, 2015

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President
Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report.
Dear Shareholder,
At Charles Schwab Investment Management (CSIM), we design our investment products to serve as part of the foundation of an investor’s portfolio. The Schwab Money Market Fund is intended to offer stability of capital, liquidity, and income. The fund invests in high-quality, short-term money market investments issued by U.S. and foreign issuers and is actively managed, benefiting from extensive credit research and professional money management.
For the six-month reporting period ended June 30, 2015, yields on taxable money market securities remained low as short-term interest rates hovered near zero percent. Speculation continued around the timing of a potential short-term rate increase, which contributed to heightened market uncertainty and volatility. Outside the U.S., many central banks, including the European Central Bank and the Bank of Japan, increased measures aimed at stimulating economic growth and combatting deflation. These divergent policies between the U.S. and other central banks impacted bond markets, currencies, and equities, adding to global market volatility.
In related industry matters, in July 2014, the Securities and Exchange Commission (SEC) released final amendments to the rules that govern money market funds. We believe that these amendments strike the right balance of preserving an important cash management tool for investors, while protecting investors from the possibility of significant money market fund redemptions during a crisis. In response to this guidance, CSIM will continue to offer a variety of investment options and a strong product lineup that includes Municipal and Prime Money Market funds, constructed specifically for retail investors and featuring a constant net asset value (NAV).1 The Schwab Government Money Funds will also continue to feature a constant NAV and can be used by either retail or institutional investors. In addition, the Schwab Government Money Funds do not plan to adopt a policy to implement liquidity fees or redemption gates.
For more information about the performance, holdings, and portfolio characteristics of the Schwab Money Market Fund, please continue reading this report. In addition, you can find further details about this fund by visiting our new website at www.csimfunds.com, which provides improved functionality, enhanced design, and access to industry insights. We are also happy to hear from you at 1-800-435-4000.
Sincerely,

For the six-month reporting period ended June 30, 2015, yields on taxable money market securities remained low as short-term interest rates hovered near zero percent.

[1]	A fund’s share price is its NAV, which is the fund’s net assets divided by the number of its shares outstanding. Under the new amendments, Retail Prime and Municipal money market funds, as well as Government money market funds, will continue to be permitted to transact at a constant NAV of $1.00. Note that while a fund may seek to maintain a constant NAV, there is no guarantee that it will be able to do so.
2Schwab Money Market Fund

Fund Management
Linda Klingman, Vice President and Head of Taxable Money Market Strategies, leads the portfolio management team of Schwab’s prime and government taxable money funds. Ms. Klingman also has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management. She has managed money market funds since 1988.

Michael Lin, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Lin has been a portfolio manager with CSIM since 2006, and also worked in CSIM’s Fund Administration group for nearly four years, where he focused on security pricing and valuation of Schwab Funds. Prior to joining CSIM, he spent three years at American Century Investments, most recently as a senior trader of the taxable money market funds.

Jonathan Roman, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Roman has been a portfolio manager with CSIM since 2010, and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the Portfolio Management group as a Trader, and prior to that he worked in the Portfolio Operations and Analytics group providing trading support to the taxable money market desk.

Jonathan Feske, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the fund. He previously was responsible for credit and investment research for global banks for CSIM’s taxable bond and money funds. Prior to joining CSIM in 2011, Mr. Feske was a high-yield bond analyst for more than two years at Miller Tabak Roberts Securities, a boutique corporate bond broker-dealer, which is now part of GMP Capital. He covered both U.S. and emerging market credits, focusing on distressed situations in various industrial sectors. Previously, Mr. Feske was employed in the securities industry as an equity trader for three years.
Schwab Money Market Fund3

Schwab Money Market Fund
The Schwab Money Market Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market instruments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable- and floating-rate debt securities, and obligations issued by the U.S. government or its agencies and instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Since December 2008, when the Federal Reserve (the Fed) first cut short-term interest rates to present-day levels, yields on money market securities have remained historically low—a trend that continued throughout the period. As a result, and to help the fund maintain a positive net yield, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the reporting period.1 For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
Market Highlights. For the six-month reporting period ended June 30, 2015, the global economic outlook began to show signs of improvement. Outside the U.S., several central banks increased stimulative measures, though uncertainty remained around Greece and the eurozone. In the U.S., the economy continued to rebound, despite weak economic data in early 2015, and the Fed left short-term interest rates historically low. The Fed also continued to perform daily test operations of its Reverse Repurchase Facility, which has essentially helped establish a floor for short-term interest rates through the sale and repurchase of securities. This program has become an important source of taxable money market supply and serves as another tool to help the Fed manage its policies. The program is set to continue through January 29, 2016.
Available supply of money market securities largely remains constrained as stricter regulatory mandates have increased the costs of selling short-term securities for many issuers. These higher costs and persistently low interest rates have instead encouraged the issuance of longer-term securities, most of which are not money market eligible.
Performance, Positioning, and Strategies.  Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital. As the timing for a rise in rates remained uncertain, the weighted average maturity (WAM) of the fund stayed relatively neutral. With ongoing stability in the eurozone, the fund continued to selectively invest in securities from European countries such as France, Germany, the Netherlands, Switzerland, and the United Kingdom. The fund’s investment adviser continues to monitor exposure to Europe broadly, as with all regions in which the fund invests.
Reflecting these strategies, the fund’s WAM started the reporting period at 44 days and ended at 43 days. As noted above, the fund continued to waive certain fees and expenses in order to maintain a 0.01% yield.
As of 6/30/15:
Portfolio Composition By Maturity[2]
% of investments
1-7 Days	40.8%
8-30 Days	15.5%
31-60 Days	9.7%
61-90 Days	15.2%
91-180 Days	18.2%
More than 180 Days	0.6%
Total	100.0%
Statistics
Weighted Average Maturity[3]	43 Days
Credit Quality Of Holdings[4] % of portfolio	99.98% Tier 1
Portfolio Composition by Security Type
% of investments
Commercial Paper
Asset Backed	5.5%
Financial Company	8.1%
Other	0.9%
Certificate Of Deposit	43.7%
Treasury Debt	1.5%
Other Instrument	4.0%
Variable Rate Demand Note	0.1%
Other Note	6.4%
Repurchase Agreement
Government Agency	2.4%
Treasury	23.4%
Other	4.0%
Total	100.0%
An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.
Management views and portfolio holdings may have changed since the report date.
[1]	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 5.
[2]	As shown in the Portfolio Holdings section of the shareholder report.
[3]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[4]	Tier 1 securities are rated in the highest short-term rating category by two nationally recognized statistical rating organizations (“NRSROs”), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
4Schwab Money Market Fund

Performance and Fund Facts as of 6/30/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for previous 12 months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Money Market Fund
Sweep Shares
Ticker Symbol	SWMXX
Minimum Initial Investment	*
Seven-Day Yield[1]	0.01%
Seven-Day Yield–Without Contractual Expense Limitation[2]	-0.04%
Seven-Day Effective Yield[1]	0.01%
An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.
Portfolio holdings may have changed since the report date.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit the fund's total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 4.
[2]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.42% to the seven-day yield.
Schwab Money Market Fund5

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2015 and held through June 30, 2015.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 1/1/15	Ending Account Value (Net of Expenses) at 6/30/15	Expenses Paid During Period[2] 1/1/15–6/30/15
Schwab Money Market Fund
Actual Return	0.24%	$1,000.00	$1,000.10	$1.19
Hypothetical 5% Return	0.24%	$1,000.00	$1,023.61	$1.20

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.
6Schwab Money Market Fund

Schwab Money Market Fund
Financial Statements
Financial Highlights
	1/1/15– 6/30/15*	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11	1/1/10– 12/31/10
Per-Share Data ($)
Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2],[3]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total return (%)	0.01 [4]	0.01	0.01	0.01	0.01	0.01
Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.24 [5],[6]	0.21 [5]	0.25 [5]	0.28 [5]	0.25 [5]	0.33 [5]
Gross operating expenses	0.73 [6]	0.73	0.73	0.73	0.73	0.73
Net investment income (loss)	0.01 [6]	0.01	0.01	0.01	0.01	0.01
Net assets, end of period ($ x 1,000,000)	14,557	14,824	14,969	14,589	14,352	13,409

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Net realized and unrealized gains (losses) ratio includes payment from affiliate.
4
Not annualized.
5
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
6
Annualized.
See financial notes    7

Schwab Money Market Fund
Portfolio Holdings  as of June 30, 2015 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
50.6%	Fixed-Rate Obligations	7,363,089,146	7,363,089,146
19.7%	Variable-Rate Obligations	2,864,388,582	2,864,388,582
29.7%	Repurchase Agreements	4,326,103,213	4,326,103,213
100.0%	Total Investments	14,553,580,941	14,553,580,941
0.0%	Other Assets and Liabilities, Net		3,727,182
100.0%	Net Assets		14,557,308,123

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 50.6% of net assets
Asset Backed Commercial Paper 5.5%
CAFCO, LLC	a,b	0.28%		08/03/15	20,000,000	19,994,867
	a,b	0.27%		08/05/15	25,000,000	24,993,437
	a,b	0.28%		09/22/15	31,000,000	30,979,988
	a,b	0.31%		11/04/15	100,000,000	99,891,500
Cancara Asset Securitisation, LLC	a,b	0.27%		09/18/15	32,000,000	31,981,040
	a,b	0.27%		09/25/15	46,000,000	45,970,330
Chariot Funding, LLC	a,b	0.32%		10/29/15	20,000,000	19,978,667
	a,b	0.30%		10/30/15	19,000,000	18,980,842
Charta, LLC	a,b	0.31%		11/04/15	21,000,000	20,977,215
Ciesco, LLC	a,b	0.29%		08/10/15	61,250,000	61,230,263
Collateralized Commercial Paper Co, LLC	a	0.39%		07/20/15	29,000,000	28,994,031
	a	0.35%		10/29/15	51,000,000	50,940,500
CRC Funding, LLC	a,b	0.28%		08/03/15	17,000,000	16,995,637
	a,b	0.27%		08/05/15	50,000,000	49,986,875
	a,b	0.30%		09/23/15	5,000,000	4,996,500
Crown Point Capital Co, LLC	a,b	0.20%		07/06/15	8,000,000	7,999,778
Jupiter Securitization Corp	a,b	0.30%		10/30/15	14,000,000	13,985,883
	a,b	0.32%		11/02/15	25,000,000	24,972,444
Lexington Parker Capital Co, LLC	a,b	0.24%		07/01/15	1,000,000	1,000,000
Old Line Funding, LLC	a,b	0.30%		09/23/15	8,000,000	7,994,400
	a,b	0.30%		09/24/15	50,000,000	49,964,583
8    See financial notes

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Ridgefield Funding Co, LLC	a,b	0.40%		08/21/15	50,000,000	49,971,667
	a,b	0.30%		09/15/15	58,000,000	57,963,267
Sheffield Receivables Co, LLC	a,b	0.40%		07/23/15	12,000,000	11,997,067
	a,b	0.35%		08/03/15	11,000,000	10,996,471
	a,b	0.35%		09/01/15	36,000,000	35,978,300
Thunder Bay Funding, LLC	a,b	0.40%		12/16/15	4,000,000	3,992,533
						803,708,085
Financial Company Commercial Paper 4.6%
Bank of Nova Scotia	b	0.33%		11/23/15	19,000,000	18,974,746
BPCE SA	b	0.23%		07/01/15	86,000,000	86,000,000
	b	0.23%		07/09/15	2,000,000	1,999,898
DNB Bank ASA	b	0.33%		10/01/15	14,000,000	13,988,372
General Electric Capital Corp	a	0.11%		07/13/15	80,000,000	79,997,067
ING (U.S.) Funding, LLC	a	0.27%		09/01/15	17,000,000	16,992,095
	a	0.38%		10/09/15	6,000,000	5,993,667
	a	0.37%		10/13/15	1,000,000	998,931
	a	0.41%		11/16/15	35,000,000	34,944,992
Nationwide Building Society		0.40%		07/06/15	75,000,000	74,995,833
		0.40%		08/13/15	11,000,000	10,994,744
		0.40%		08/17/15	18,000,000	17,990,600
NRW.BANK		0.09%		07/01/15	122,000,000	122,000,000
Skandinaviska Enskilda Banken AB		0.34%		10/01/15	36,000,000	35,968,720
Swedbank AB		0.21%		07/16/15	54,000,000	53,995,275
		0.27%		08/04/15	18,000,000	17,995,410
United Overseas Bank, Ltd	b	0.26%		08/14/15	78,000,000	77,975,213
						671,805,563
Other Commercial Paper 1.0%
Toyota Motor Credit Corp	a	0.20%		09/09/15	39,000,000	38,984,833
	a	0.23%		09/17/15	99,000,000	98,950,665
						137,935,498
Certificates of Deposit 32.8%
Abbey National Treasury Services PLC	a	0.30%		08/03/15	140,000,000	140,000,000
Australia & New Zealand Banking Group, Ltd		0.22%		09/21/15	137,000,000	137,000,000
Bank of Montreal		0.30%		10/14/15	109,000,000	109,000,000
		0.29%		10/15/15	1,000,000	1,000,000
		0.31%		11/12/15	106,000,000	106,000,000
Bank of Nova Scotia		0.30%		08/17/15	145,000,000	145,000,000
		0.25%		09/23/15	7,000,000	7,000,000
		0.30%		10/13/15	3,000,000	3,000,000
		0.34%		11/09/15	30,000,000	30,000,000
		0.33%		11/13/15	4,000,000	4,000,000
Bank of the West		0.26%		07/23/15	41,000,000	41,000,000
See financial notes    9

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Bank of Tokyo Mitsubishi UFJ, Ltd		0.33%		09/02/15	84,000,000	84,000,000
		0.33%		09/03/15	59,000,000	59,000,000
		0.33%		09/04/15	47,000,000	47,000,000
Barclays Bank PLC		0.45%		08/17/15	62,000,000	62,000,000
		0.53%		09/02/15	119,000,000	119,000,000
		0.53%		10/05/15	1,000,000	1,000,000
		0.92%		05/23/16	83,000,000	83,000,000
BNP Paribas		0.36%		08/24/15	96,000,000	96,000,000
		0.25%		09/03/15	67,000,000	67,000,000
		0.40%		12/02/15	51,000,000	51,000,000
Canadian Imperial Bank of Commerce		0.10%		07/01/15	183,000,000	183,000,000
		0.27%		08/25/15	31,000,000	31,000,000
Chase Bank USA, NA		0.35%		10/01/15	50,000,000	50,000,000
		0.35%		10/23/15	33,000,000	33,000,000
		0.38%		12/07/15	51,000,000	51,000,000
Citibank, NA		0.28%		07/01/15	19,000,000	19,000,000
Credit Agricole Corporate and Investment Bank		0.23%		07/10/15	70,000,000	70,000,000
		0.27%		08/10/15	35,000,000	35,000,000
		0.30%		09/01/15	40,000,000	40,000,000
Credit Agricole SA		0.29%		10/01/15	71,000,000	71,000,000
Credit Suisse AG		0.33%		07/09/15	17,000,000	17,000,000
		0.30%		09/15/15	76,000,000	76,000,000
		0.45%		12/18/15	146,000,000	146,000,000
HSBC Bank PLC		0.35%		10/28/15	157,000,000	157,000,000
		0.32%		11/05/15	38,000,000	38,000,000
HSBC Bank USA		0.31%		09/28/15	36,000,000	36,000,000
		0.40%		12/09/15	35,000,000	35,000,000
ING Bank NV		0.33%		07/30/15	17,000,000	17,000,000
		0.39%		10/02/15	81,000,000	81,000,000
		0.42%		11/02/15	70,000,000	70,000,000
		0.42%		12/09/15	60,000,000	60,000,000
Lloyds Bank PLC		0.30%		07/15/15	109,000,000	109,000,000
		0.30%		08/10/15	61,000,000	61,000,000
Mitsubishi UFJ Trust & Banking Corp		0.30%		07/01/15	108,000,000	108,000,000
		0.31%		07/01/15	40,000,000	40,000,000
		0.31%		07/06/15	9,000,000	9,000,000
		0.31%		07/27/15	7,000,000	7,000,000
		0.32%		08/04/15	13,000,000	13,000,000
		0.31%		08/06/15	12,000,000	12,000,000
		0.33%		08/24/15	1,000,000	1,000,000
		0.35%		10/08/15	36,000,000	36,000,000
		0.32%		10/09/15	30,000,000	30,000,000
		0.35%		10/09/15	8,000,000	8,000,000
		0.35%		11/06/15	38,000,000	38,000,000
Mizuho Bank, Ltd		0.27%		08/05/15	8,640,000	8,640,000
		0.27%		09/08/15	143,000,000	143,000,000
		0.27%		09/15/15	1,000,000	1,000,000
		0.27%		09/16/15	108,000,000	108,000,000
		0.35%		11/16/15	47,000,000	47,000,000
10    See financial notes

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
MUFG Union Bank, NA		0.17%		07/13/15	1,000,000	1,000,000
National Australia Bank, Ltd		0.27%		09/01/15	12,000,000	12,000,000
		0.27%		09/02/15	87,000,000	87,000,000
National Bank of Canada		0.33%		08/18/15	45,000,000	45,000,000
Natixis SA		0.29%		08/04/15	131,000,000	131,000,000
Nordea Bank Finland PLC		0.34%		11/16/15	27,000,000	27,000,000
Oversea-Chinese Banking Corp, Ltd		0.24%		09/29/15	50,000,000	50,000,000
Rabobank Nederland		0.28%		07/01/15	37,000,000	37,000,000
Royal Bank of Canada		0.30%		11/19/15	8,000,000	8,000,000
Societe Generale		0.26%		08/31/15	103,000,000	103,000,000
Sumitomo Mitsui Banking Corp		0.31%		07/01/15	25,000,000	25,000,000
		0.31%		07/07/15	13,000,000	13,000,000
		0.26%		09/09/15	16,000,000	16,000,000
		0.26%		09/16/15	1,000,000	1,000,000
		0.28%		09/24/15	7,000,000	7,000,000
		0.34%		09/25/15	1,000,000	1,000,000
		0.34%		09/28/15	1,000,000	1,000,000
		0.34%		10/06/15	10,000,000	10,000,000
		0.34%		10/14/15	45,000,000	45,000,000
		0.34%		10/16/15	22,000,000	22,000,000
		0.37%		10/27/15	34,000,000	34,000,000
		0.35%		11/06/15	95,000,000	95,000,000
		0.40%		11/06/15	75,000,000	75,000,000
		0.40%		11/10/15	35,000,000	35,000,000
		0.40%		11/12/15	7,000,000	7,000,000
		0.35%		11/16/15	18,000,000	18,000,000
Sumitomo Mitsui Trust Bank, Ltd		0.26%		08/25/15	59,000,000	59,000,000
		0.27%		08/31/15	22,000,000	22,000,000
		0.27%		09/08/15	86,000,000	86,000,000
Toronto-Dominion Bank		0.30%		10/21/15	131,000,000	131,000,000
		0.38%		11/02/15	33,000,000	33,000,000
		0.30%		11/16/15	50,000,000	50,000,000
UBS AG		0.10%		07/06/15	2,000,000	2,000,000
						4,776,640,000
Other Instruments 4.0%
Australia & New Zealand Banking Group, Ltd		0.12%		07/01/15	3,000,000	3,000,000
		0.13%		07/02/15	179,000,000	179,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank		0.10%		07/02/15	100,000,000	100,000,000
		0.10%		07/06/15	45,000,000	45,000,000
National Australia Bank, Ltd		0.06%		07/01/15	190,000,000	190,000,000
Skandinaviska Enskilda Banken AB		0.10%		07/02/15	61,000,000	61,000,000
						578,000,000
See financial notes    11

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Other Notes 2.7%
Bank of America, NA		0.28%		07/07/15	23,000,000	23,000,000
		0.30%		07/20/15	74,000,000	74,000,000
		0.30%		08/07/15	45,000,000	45,000,000
		0.32%		09/01/15	55,000,000	55,000,000
		0.26%		10/01/15	50,000,000	50,000,000
		0.31%		10/13/15	6,000,000	6,000,000
		0.32%		10/19/15	65,000,000	65,000,000
		0.34%		11/05/15	77,000,000	77,000,000
						395,000,000
Total Fixed-Rate Obligations
(Cost $7,363,089,146)						7,363,089,146

Variable-Rate Obligations 19.7% of net assets
Financial Company Commercial Paper 3.5%
Australia & New Zealand Banking Group, Ltd	b	0.28%	07/10/15	11/10/15	45,000,000	45,000,000
Commonwealth Bank of Australia	b	0.28%	07/29/15	10/29/15	46,000,000	45,998,629
	b	0.29%	07/20/15	11/19/15	112,000,000	111,997,782
	b	0.32%	07/13/15	05/12/16	73,000,000	73,000,000
HSBC Bank PLC	b	0.32%	07/06/15	01/04/16	134,000,000	134,000,000
Westpac Banking Corp	b	0.27%		07/27/15	90,000,000	90,000,000
						499,996,411
Certificates of Deposit 10.9%
Bank of Nova Scotia		0.28%	07/08/15	12/08/15	97,000,000	97,000,000
		0.29%	07/13/15	12/11/15	19,000,000	19,000,000
Bank of Tokyo Mitsubishi UFJ, Ltd		0.54%	07/10/15	03/10/16	87,000,000	87,000,000
Commonwealth Bank of Australia		0.26%	07/09/15	10/09/15	104,000,000	104,000,000
JPMorgan Chase Bank, NA		0.33%	07/23/15	10/23/15	54,000,000	54,000,000
Royal Bank of Canada		0.27%	07/06/15	09/04/15	39,000,000	39,000,000
		0.30%	07/10/15	12/10/15	39,000,000	39,000,000
		0.29%	07/06/15	01/06/16	194,000,000	194,000,000
		0.32%	07/13/15	04/13/16	51,000,000	51,000,000
Toronto-Dominion Bank		0.26%		07/21/15	92,000,000	92,000,000
		0.30%	07/20/15	03/21/16	54,000,000	54,000,000
		0.34%	07/27/15	05/27/16	172,000,000	172,000,000
Wells Fargo Bank, NA		0.29%	07/20/15	11/18/15	23,000,000	23,000,000
		0.29%	07/21/15	11/23/15	23,000,000	23,000,000
		0.29%	07/27/15	11/25/15	35,000,000	35,000,000
		0.31%	07/08/15	02/08/16	38,000,000	38,000,000
		0.31%	07/09/15	02/09/16	18,000,000	18,000,000
		0.32%	07/14/15	02/12/16	60,000,000	60,000,000
		0.32%	07/27/15	02/26/16	50,000,000	50,000,000
		0.33%	07/13/15	05/05/16	137,000,000	137,000,000
		0.34%	07/21/15	05/23/16	48,000,000	48,000,000
Westpac Banking Corp		0.28%	07/20/15	08/19/15	40,000,000	40,000,000
		0.28%	07/27/15	08/25/15	8,000,000	8,000,000
		0.29%	07/23/15	10/23/15	15,000,000	15,000,000
12    See financial notes

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		0.31%	07/08/15	02/08/16	14,000,000	14,000,000
		0.32%	07/13/15	02/12/16	79,000,000	79,000,000
						1,590,000,000
Treasury Debt 1.5%
United States Treasury Department		0.06%	07/01/15	01/31/16	103,000,000	102,992,612
		0.09%	07/01/15	07/31/16	63,000,000	63,000,000
		0.10%	07/01/15	01/31/17	48,000,000	47,999,839
						213,992,451
Variable Rate Demand Notes 0.1%
ABAG Finance Auth
Taxable RB (Public Policy Institute of California) Series 2001	a	0.25%		07/07/15	17,550,000	17,550,000
GFRE Holdings, LLC
Taxable Notes Series 2009A	a	0.19%		07/07/15	1,500,000	1,500,000
						19,050,000
Other Notes 3.7%
Bank of America, NA		0.39%	07/06/15	04/04/16	40,000,000	40,000,000
JPMorgan Chase Bank, NA		0.44%	09/08/15	11/06/15	114,000,000	114,024,320
		0.44%	07/22/15	07/22/16	25,000,000	25,000,000
Royal Bank of Canada		0.39%	07/01/15	06/30/16	50,000,000	50,000,000
		0.39%	07/06/15	07/01/16	100,000,000	100,000,000
	b	0.36%	07/07/15	10/07/19	75,000,000	75,000,000
Wells Fargo Bank, NA		0.41%	09/15/15	07/14/16	135,000,000	135,000,000
Whistlejacket Capital, LLC	c,†	n/a	n/a	n/a	2,325,400	2,325,400
						541,349,720
Total Variable-Rate Obligations
(Cost $2,864,388,582)						2,864,388,582
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 29.7% of net assets
Government Agency Repurchase Agreements* 2.4%
BNP Paribas Securities Corp
Issued 06/30/15, repurchase date 07/01/15 (Collateralized by U.S. Government Agency Securities valued at $122,838,344, 0.88% - 6.00%, due 06/13/16 - 10/20/64)		0.10%		07/01/15	119,000,331	119,000,000
Deutsche Bank Securities, Inc
Issued 06/30/15, repurchase date 07/01/15 (Collateralized by U.S. Government Agency Securities valued at $105,060,852, 0.00% - 6.25%, due 08/12/15 - 05/15/29)		0.18%		07/01/15	102,000,510	102,000,000
Goldman Sachs & Co
Issued 06/25/15, repurchase date 07/02/15 (Collateralized by U.S. Government Agency Securities valued at $51,000,000, 2.50% - 5.50%, due 04/15/26 - 02/20/45)		0.08%		07/02/15	50,000,778	50,000,000
See financial notes    13

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
JP Morgan Securities, LLC
Issued 06/30/15, repurchase date 07/01/15 (Collateralized by U.S. Government Agency Securities valued at $41,200,001, 3.50% - 4.00%, due 09/01/42 - 10/20/44)		0.14%		07/01/15	40,000,156	40,000,000
Mizuho Securities USA, Inc
Issued 06/30/15, repurchase date 07/01/15 (Collateralized by U.S. Government Agency Securities valued at $35,700,823, 0.90% - 3.75%, due 06/08/17 - 06/25/35)		0.15%		07/01/15	35,000,146	35,000,000
						346,000,000
Treasury Repurchase Agreements 23.3%
Barclays Capital, Inc
Issued 06/30/15, repurchase date 07/01/15 (Collateralized by U.S. Treasury Securities valued at $1,125,284, 1.63% - 5.25%, due 06/30/20 - 11/15/28)		0.10%		07/01/15	1,103,216	1,103,213
BNP Paribas Securities Corp
Issued 06/30/15, repurchase date 07/01/15 (Collateralized by U.S. Treasury Securities valued at $20,400,000, 1.50%, due 02/28/19)		0.09%		07/01/15	20,000,050	20,000,000
Federal Reserve Bank of New York
Issued 06/30/15, repurchase date 07/01/15 (Collateralized by U.S. Treasury Securities valued at $1,967,002,793, 3.13%, due 11/15/41)		0.05%		07/01/15	1,967,002,732	1,967,000,000
Issued 06/29/15, repurchase date 07/01/15 (Collateralized by U.S. Treasury Securities valued at $851,003,330, 2.00% - 3.75%, due 02/15/22 - 08/15/41)		0.07%		07/01/15	851,003,309	851,000,000
Issued 06/25/15, repurchase date 07/02/15 (Collateralized by U.S. Treasury Securities valued at $461,005,424, 2.00% - 2.13%, due 08/15/21 - 02/15/22)		0.07%		07/02/15	461,006,275	461,000,000
JP Morgan Securities, LLC
Issued 06/22/15, repurchase date 07/22/15 (Collateralized by U.S. Treasury Securities valued at $103,021,834, 1.25% - 5.13%, due 05/15/16 - 05/15/24)		0.08%		07/07/15	101,003,367	101,000,000
						3,401,103,213
Other Repurchase Agreements** 4.0%
Credit Suisse Securities (USA), LLC
Issued 06/15/15, repurchase date 12/14/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $173,653,924, 0.51% - 6.33%, due 03/15/17 - 08/12/49)	c	0.80%		10/03/15	151,369,111	151,000,000
Issued 06/18/15, repurchase date 12/14/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $44,852,453, 3.25% - 5.88%, due 06/25/32 - 11/25/60)	c	0.80%		10/03/15	39,092,733	39,000,000
JP Morgan Securities, LLC
Issued 06/04/15, repurchase date 12/01/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $135,763,704, 1.24% - 5.75%, due 10/15/19 - 09/25/57)	c	0.65%		09/28/15	118,247,144	118,000,000
14    See financial notes

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 06/17/15, repurchase date 12/17/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $124,229,153, 0.55% - 8.25%, due 08/14/17 - 05/25/54)	c	0.65%		09/28/15	108,200,850	108,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 05/28/15, repurchase date 08/26/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $187,450,000, 0.32% - 5.43%, due 12/19/36 - 04/10/37)	c	0.58%		08/04/15	163,178,576	163,000,000
						579,000,000
Total Repurchase Agreements
(Cost $4,326,103,213)						4,326,103,213

End of Investments.

At 06/30/15, the tax basis cost of the fund's investments was $14,553,580,941.
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,497,708,194 or 10.3% of net assets.
c	Illiquid security. At the period end, the value of these amounted to $581,325,400 or 4.0% of net assets.
†	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (April 29, 2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
**	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
ETF —	Exchange Traded Fund
RB —	Revenue bond

At June 30, 2015, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2015. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
See financial notes    15

Schwab Money Market Fund
Statement of
Assets and Liabilities
As of June 30, 2015; unaudited
Assets
Investments, at cost and value		$10,227,477,728
Repurchase agreements, at cost and value	+	4,326,103,213
Total investments, at cost and value (Note 2a)		14,553,580,941
Receivables:
Interest		4,856,783
Prepaid expenses	+	43,766
Total assets		14,558,481,490
Liabilities
Payables:
Shareholder service fees		681,617
Distributions to shareholders		59,828
Accrued expenses	+	431,922
Total liabilities		1,173,367
Net Assets
Total assets		14,558,481,490
Total liabilities	–	1,173,367
Net assets		$14,557,308,123
Net Assets by Source
Capital received from investors		14,559,372,002
Net realized capital losses		(2,063,879)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$14,557,308,123		14,557,280,655		$1.00

16    See financial notes

Schwab Money Market Fund
Statement of
Operations
For the period January 1, 2015 through June 30, 2015; unaudited
Investment Income
Interest		$18,023,320
Expenses
Investment adviser and administrator fees		22,922,463
Shareholder service fees		29,042,556
Shareholder reports		340,376
Custodian fees		204,319
Portfolio accounting fees		178,280
Registration fees		67,494
Professional fees		47,511
Independent trustees' fees		34,125
Transfer agent fees		10,754
Other expenses	+	129,603
Total expenses		52,977,481
Expense reduction by CSIM and its affiliates	–	35,680,223
Net expenses	–	17,297,258
Net investment income		726,062
Realized Gains (Losses)
Net realized losses on investments		(6,953)
Increase in net assets resulting from operations		$719,109
See financial notes    17

Schwab Money Market Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/15-6/30/15		1/1/14-12/31/14
Net investment income		$726,062	$1,478,622
Net realized gains (losses)	+	(6,953)	—
Increase in net assets from operations		719,109	1,478,622
Distributions to Shareholders
Distributions from net investment income		($726,062)	($1,478,622)
Transactions in Fund Shares*
Shares sold		18,725,449,752	38,274,525,149
Shares reinvested		620,347	1,375,524
Shares redeemed	+	(18,993,192,597)	(38,420,387,841)
Net transactions in fund shares		(267,122,498)	(144,487,168)
Net Assets
Beginning of period		14,824,437,574	14,968,924,742
Total decrease	+	(267,129,451)	(144,487,168)
End of period		$14,557,308,123	$14,824,437,574
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
18    See financial notes

Schwab Money Market Fund
Financial Notes, unaudited
1. Business Structure of the Fund:
Schwab Money Market Fund is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
The Charles Schwab Family of Funds (organized October 20, 1989)	Schwab Municipal Money Fund
Schwab Money Market Fund	Schwab AMT Tax-Free Money Fund
Schwab Government Money Fund	Schwab California Municipal Money Fund
Schwab U.S. Treasury Money Fund	Schwab New York Municipal Money Fund
Schwab Treasury Obligations Money Fund	(formerly Schwab New York AMT Tax-Free Money Fund)
Schwab Value Advantage Money Fund	Schwab New Jersey Municipal Money Fund
Schwab Advisor Cash Reserves	(formerly Schwab New Jersey AMT Tax-Free Money Fund)
Schwab Cash Reserves	Schwab Pennsylvania Municipal Money Fund
Schwab Retirement Advantage Money Fund	Schwab Massachusetts Municipal Money Fund
Schwab Investor Money Fund	(formerly Schwab Massachusetts AMT Tax-Free Money Fund)

Schwab Money Market Fund offers one share class. Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund's Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
19

Schwab Money Market Fund
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•  Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the “counter-party”), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counter-party risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund's repurchase agreements are collateralized by cash, U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the fund's custodian (or, with multi-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counter-party, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counter-party.
As of June 30, 2015, the fund had investments in repurchase agreements with a gross value of $4,326,103,213 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations.
20

Schwab Money Market Fund
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium and accretes discounts to the security’s call date and price, rather than the maturity date and price.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund's net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (“State Street”), under which the fund may receive a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(k) New Accounting Pronouncements:
In June 2014, Accounting Standards Update (“ASU”) No. 2014-11, Topic 860 Transfers and Servicing — Repurchase-to-Maturity Transactions, Repurchase Financings and Disclosures, was issued and is effective for interim periods beginning after March 15, 2015 and annual periods beginning after December 15, 2014. The ASU modifies accounting guidance and enhances disclosure requirements for repurchase agreement and securities lending transactions. Management is currently evaluating the impact the adoption of ASU 2014-11 may have on the fund’s financial statement disclosures.
21

Schwab Money Market Fund
Financial Notes, unaudited (continued)
3. Risk Factors:
Investment Risk. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of a shareholder’s investment at $1 per share, it is possible to lose money by investing in the fund.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low. Because interest rates in the United States are at, or near, historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings. In addition, to the extent the fund makes any reimbursement payments to the investment adviser and/or its affiliates, the fund’s yield would be lower.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counter-party) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counter-party that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counter-party will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade (“Alternative Collateral”). High yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counter-party’s default.
Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counter-party of a portfolio investment fails to honor its obligations. Even though the fund's investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counter-party to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of the fund's portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund's share price or yield to fall.
Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, Fannie Mae (FNMA) and Freddie Mac (FHLMC) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks (FHLB) maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities a fund owns do not extend to the shares of the fund itself.
Credit and Liquidity Enhancements Risk. The fund may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for the purchaser, such as the fund. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the fund. Any decline in the value of the securities held by the fund could cause the fund’s share price or yield to fall. To the extent that a portion of the fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
22

Schwab Money Market Fund
Financial Notes, unaudited (continued)
3. Risk Factors (continued):
Foreign Investment Risk. Although the fund may invest only in U.S. dollar denominated securities, the fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; differing accounting, auditing, financial reporting and legal standards and practices; the imposition of economic sanctions or other government restrictions; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag those of other money market funds.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer, including, for example, during periods of rising interest rates. In addition, dealer inventories of certain securities—an indication of the ability of dealers to engage in “market making”—are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. The fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Regulatory Risk. The Securities and Exchange Commission (“SEC”) recently adopted changes to the rules that govern SEC-registered money market funds. These rule changes include: (i) allowing money market funds to impose liquidity fees and redemption gates when their liquidity levels fall below certain thresholds; (ii) requiring money market funds that do not qualify as “retail” or “government” money market funds to operate with a floating share price; (iii) imposing new disclosure and reporting requirements; and (iv) enhancing portfolio diversification requirements. The compliance dates for these rule changes vary, ranging from mid-2015 for certain new reporting requirements to October 2016 for the new liquidity fees, redemption gates and floating share price requirements. The SEC has also proposed additional rule changes that, if adopted, will impact how SEC-registered money market funds may use nationally recognized statistical rating organizations for the purposes of determining the credit quality of their investments. These regulatory developments may affect the fund’s investment strategies, performance, yield and operating expenses. As of the date of this prospectus, the fund’s investment adviser is evaluating the potential impact of these regulatory changes and will provide updates as future compliance deadlines approach.
Money Market Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.
4. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
23

Schwab Money Market Fund
Financial Notes, unaudited (continued)
4. Affiliates and Affiliated Transactions (continued):
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the “Plan”) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund. Schwab serves as the fund's paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab). All shareholder service fees paid by the fund to Schwab in its capacity as the fund's paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees. The Plan also enables the fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions it provides to fund shareholders invested in the fund.
Pursuant to the Plan, the fund’s shares are subject to an annual shareholder servicing fee of up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab's written agreement with the fund), and the fund will pay no more than 0.25% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Pursuant to the Plan, the fund’s shares are subject to an annual sweep administration fee of up to 0.15%. The sweep administration fee paid to Schwab is based on the average daily net asset value of the fund shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above regardless of Schwab’s or the service provider's actual cost of providing the services. If the cost of providing the services under the Plan is less than the payment received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (“expense limitation”) to 0.71%.
In addition, effective January 1, 2015 through December 31, 2015, CSIM and its affiliates agreed to waive an additional amount of the fund's expenses equal to 0.035% of the fund's average daily net assets.
During the period ended June 30, 2015, the fund waived $35,680,223 in expenses of which $3,968,213 was waived in accordance with the contractual expense limitation agreement noted above and the remainder to maintain a positive net yield as noted below.
Voluntary Yield Waiver/Reimbursement
In addition to the contractual expense limitation agreement noted above, CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund. CSIM and its affiliates may recapture from the fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The reimbursement payments by the fund to CSIM and its affiliates are considered “non-routine expenses” and are not subject to any net operating expense limitations in effect at the time of such payment. This recapture could negatively affect the fund’s future yield. There were no prior year amounts recaptured. As of June 30, 2015, the balance of recoupable waivers is as follows:
Expiration Date
December 31, 2015	December 31, 2016	December 31, 2017	December 31, 2018	Total
$57,327,681	$61,651,389	$68,398,700	$31,712,010	$219,089,780
24

Schwab Money Market Fund
Financial Notes, unaudited (continued)
4. Affiliates and Affiliated Transactions (continued):
As of December 31, 2014, the fund had recoupable waivers expire in the amount of $59,017,389.
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.
5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
6. Borrowing from Banks:
The fund has access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The fund pays interest on the amount it borrows at rates that are negotiated periodically. The fund also pays an annual fee to State Street for the committed line of credit.
There were no borrowings from the lines of credit by the fund during the period. However, the fund may have utilized its overdraft facility and incurred an interest expense, which is disclosed on the fund's Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
7. Federal Income Taxes:
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2014, the fund had capital loss carryforwards of $2,056,926 available to offset future net capital gains before the expiration date of December 31, 2017.
For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2014, the fund had no capital losses deferred and no capital loss carryforwards utilized.
As of December 31, 2014, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2014, the fund did not incur any interest or penalties.
8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
25

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to the existing funds in the Trust, including the Schwab Money Market Fund (the “Fund”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to Fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Fund at meetings held on April 29, 2015, and June 1, 2015, and approved the renewal of the Agreement with respect to the Fund for an additional one year term at the meeting held on June 1, 2015. The Board’s approval of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;
2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds;
3.	the Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as investment research tools and Internet access and an array of account features that benefit the Fund and certain of its shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Fund’s shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered both risk and shareholder risk expectations for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of fund performance in the context of its review of
26

Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of waiving management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as exchange-traded funds and separately managed accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered the contractual investment advisory fee schedules with respect to the Fund that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to the Fund’s shareholders. Specifically, the Board considered CSIM and Schwab’s previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, and (iii) future net total operating expense reductions for taxable money funds as a group (excluding certain share classes) and non-taxable money funds as a group (excluding certain share classes) when aggregate assets of such group of funds exceed certain levels. In particular, the Board considered the actual expense reductions with respect to the Fund that resulted from CSIM and Schwab’s commitments set forth above. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.
27

Trustees and Officers
The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 95 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund's Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – present).	74	Director, Gilead Sciences, Inc. (2005 – present)
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Private Investor.	74	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013)	74	Director, KLA-Tencor Corporation (2008 – present)
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2015)	Managing Partner and Co-Founder, Kudu Advisors, LLC (financial services) (May 2009 – present); Director, Asset International, Inc. (publisher of financial services information) (Jan. 2009 – Nov. 2014).	95	None.
28

Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust and Laudus Institutional Trust since 2010)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	74	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	74	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

Interested Trustees
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989; Schwab Investments since 1991; Schwab Capital Trust since 1993; Schwab Annuity Portfolios since 1994; Laudus Trust and Laudus Institutional Trust since 2010)	Chairman and Director, The Charles Schwab Corporation (1986 – present); Chairman and Director of Charles Schwab & Co., Inc. (1971 – present); Chairman and Director of Charles Schwab Investment Management, Inc. (1989 – present); Chairman and Director of Charles Schwab Bank (2003 – present); Chairman and Chief Executive Officer of Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. (1996 – present); and Director, Chairman and Chief Executive Officer, Schwab Holdings, Inc. (1979 – present).	74	Chairman and Director, The Charles Schwab Corporation (1986 – present) Director, Yahoo! Inc. (2014 – present)
Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (2008 – present); Director, Charles Schwab Bank (2006 – present); and Director, Schwab Holdings, Inc. (2008 – present).	95	Director, The Charles Schwab Corporation (2008 – present)

29

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (January 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).
George Pereira
1964
Treasurer and Principal Financial Officer, Schwab Funds
Treasurer and Chief Financial Officer, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust and Laudus Institutional Trust since 2006)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2005)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab and Laudus Funds’ retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds or Laudus Funds to retire from all Boards upon their required retirement date from either Board.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Boards.
30

Glossary
144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper  A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO)  A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note  An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF)  An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement  (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
31

restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
Tier 1, Tier 2  Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average life (WAL)  For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov 60 days after the end of the month to which the information pertains.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.
32

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.
Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
The Schwab Funds Family®
Stock Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Financial Services Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack All Equity Portfolio™
Schwab MarketTrack Growth Portfolio™
Schwab MarketTrack Balanced Portfolio™
Schwab MarketTrack Conservative Portfolio™
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout
Bond Funds
Schwab Short-Term Bond Market Fund™
Schwab Intermediate-Term Bond Fund™
Schwab Total Bond Market Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.
[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-800-435-4000
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2015 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR13602-19
00149453

Semiannual report dated June 30, 2015, enclosed.
Schwab Municipal Money Fund™
Schwab AMT Tax-Free Money Fund™

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Schwab Municipal Money Fund™
Schwab AMT Tax-Free Money Fund™
Semiannual Report
June 30, 2015

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President
Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.
Dear Shareholder,
At Charles Schwab Investment Management (CSIM), we design our investment products to serve as part of the foundation of an investor’s portfolio. The Schwab Municipal Money Fund and the Schwab AMT Tax-Free Money Fund are intended to offer stability of capital, liquidity, and income. These funds invest in short-term municipal money market securities issued by states, local governments and other municipal agencies, and benefit from extensive credit research and professional money management.
For the six-month reporting period ended June 30, 2015, yields on money market securities remained extremely low. The U.S. economy rebounded after a weaker-than-expected early 2015, while short-term interest rates remained near zero percent. However, global economic uncertainty and speculation surrounding the timing of a potential short-term rate increase later this year contributed to market volatility. Meanwhile, the supply of municipal securities remained limited during the six-month reporting period as strong tax receipts allowed many municipalities to issue less short-term debt.
In related industry matters, in July 2014, the Securities and Exchange Commission (SEC) released final amendments to the rules that govern money market funds. We believe that these amendments strike the right balance of preserving an important cash management tool for investors, while protecting investors from the possibility of significant money market fund redemptions during a crisis. In response to this guidance, CSIM will continue to offer a variety of investment options and a strong product lineup that includes Municipal and Prime Money Market funds, constructed specifically for retail investors and featuring a constant net asset value (NAV).1 The Schwab Government Money Funds will also continue to feature a constant NAV and can be used by either retail or institutional investors. In addition, the Schwab Government Money Funds do not plan to adopt a policy to implement liquidity fees or redemption gates.
For more information about the performance, holdings, and portfolio characteristics of the Schwab Municipal Money Fund and the Schwab AMT Tax-Free Money Fund, please continue reading this report. In addition, you can find further details about these funds by visiting our new website at www.csimfunds.com, which provides improved functionality, enhanced design, and access to industry insights. We are also happy to hear from you at 1-800-435-4000.
Sincerely,

For the six-month reporting period ended June 30, 2015, yields on money market securities remained extremely low.

[1]	A fund’s share price is its NAV, which is the fund’s net assets divided by the number of its shares outstanding. Under the new amendments, Retail Prime and Municipal money market funds, as well as Government money market funds, will continue to be permitted to transact at a constant NAV of $1.00. Note that while a fund may seek to maintain a constant NAV, there is no guarantee that it will be able to do so.
2Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund

Fund Management
Kenneth Salinger, CFA, Vice President and Head of Tax-Exempt Strategies, leads the portfolio management team for Schwab’s national and state-specific tax-free bond funds and municipal money market funds. He also has overall responsibility for all aspects of the management of each of the tax-free bond funds. Prior to joining CSIM in 2008, Mr. Salinger was a senior portfolio manager at Wells Capital Management, working on a team that managed municipal bond assets. He worked at American Century Investments from 1992 to 2006, where he was a vice president and senior portfolio manager, responsible for daily management of a number of national and state specific municipal bond funds. Mr. Salinger has worked in fixed-income asset management since 1994.

Kevin Shaughnessy, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2000, Mr. Shaughnessy spent four years as a portfolio manager at Wells Capital Management, where he was responsible for managing the firm’s California municipal money fund assets, as well as short duration private client assets.

Cameron Ullyatt, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2008, Mr. Ullyatt was a vice president and portfolio manager at Oppenheimer Funds, where he was responsible for managing the firm’s municipal money fund assets. From 1999 to 2006, Mr. Ullyatt also worked as a credit analyst in Oppenheimer Funds’ municipal bond and money market departments.
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund3

Schwab Municipal Money Fund
The Schwab Municipal Money Fund (the fund) seeks the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal income tax. To pursue its goal, the fund invests in municipal (muni) money market securities from states and muni agencies around the country, as well as from U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the six months ended June 30, 2015, to help the fund maintain a positive net yield.1 For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
Market Highlights.  During the six-month reporting period ended June 30, 2015, the U.S. economy continued to show signs of progress. The Federal Reserve (the Fed) left short-term interest rates at 0.00% to 0.25%, though speculation surrounding the timing of a potential rate increase later in 2015 contributed to market volatility. With U.S. economic conditions generally improving, tax revenues rose for many municipalities. Though this had a positive impact on overall credit conditions, the increased cash flow lessened the need for municipalities to issue additional short-term debt. As a result, the supply of securities typically held by muni money market funds continued to decline during the reporting period, pushing yields even lower in a multi-year trend for muni money market funds.
Reflecting these conditions, the Securities Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—ranged between approximately 0.02% and 0.11%, finishing the period near the middle of this range.
Performance, Positioning, and Strategies. The investment adviser continued to focus on safety and high credit quality, while maintaining a longer weighted average maturity (WAM) than many of the fund’s peers. From the beginning of the year through May, the fund’s WAM generally declined from approximately 50 to 33 days. As the overall supply of muni securities rose in June during the typical “note season,” the fund’s WAM was extended as some of these securities were added to the portfolio, with the fund’s WAM ending the period at 45 days.
As of 6/30/15:
Portfolio Composition By Maturity[2]
% of investments
1-7 Days	69.7%
8-30 Days	3.0%
31-60 Days	6.5%
61-90 Days	6.7%
91-180 Days	5.1%
More than 180 Days	9.0%
Total	100.0%
Statistics
Weighted Average Maturity[3]	45 Days
Credit Quality Of Holdings[4] % of portfolio	98.9% Tier 1
Credit Enhanced Securities % of portfolio	42%

Portfolio Composition by Security Type[5]
% of investments
Tender Option Bonds	21.1%
Variable Rate Demand Obligations	47.0%
Commercial Paper	14.0%
Fixed Rate Notes	17.0%
Other	0.9%
Total	100.0%
Largest Holdings by State
% of Net Assets
Texas	16.8%
New York	9.1%
California	6.8%
Florida	6.4%
Illinois	5.7%
An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.
Management views and portfolio holdings may have changed since the report date.
[1]	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 5.
[2]	As shown in the Portfolio Holdings section of the shareholder report.
[3]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[4]	Tier 1 securities are rated in the highest short-term rating category by two nationally recognized statistical rating organizations (“NRSROs”), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
[5]	Portfolio Composition is calculated using the Par Value of Investments.
4Schwab Municipal Money Fund

Performance and Fund Facts as of 6/30/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for previous 12 months*

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab Municipal Money Fund
	Sweep Shares	Value Advantage Shares®	Select Shares®	Institutional Shares
Ticker Symbol	SWXXX	SWTXX	SWLXX	SWOXX
Minimum Initial Investment[1]	**	$25,000 [2]	$1,000,000	$3,000,000
Seven-Day Yield[3]	0.01%	0.01%	0.01%	0.01%
Seven-Day Yield–Without Contractual Expense Limitation[4]	-0.08%	-0.09%	-0.19%	-0.30%
Seven-Day Effective Yield[3]	0.01%	0.01%	0.01%	0.01%
Seven-Day Taxable Equivalent Effective Yield[3,5]	0.02%	0.02%	0.02%	0.02%
An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.
Portfolio holdings may have changed since the report date.
*	The seven-day average yield for the Sweep Shares, Value Advantage Shares, Select Shares and Institutional Shares was 0.01% throughout the entire period.
**	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Minimum initial investment for IRA and custodial accounts is $15,000. Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.
[3]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’ total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for certain share classes of the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 5.
[4]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.48%, 0.34%, 0.24%, and 0.14% to the seven-day yields of the Sweep Shares, Value Advantage Shares, Select Shares, and Institutional Shares, respectively.
[5]	Taxable equivalent effective yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.8%. Your tax rate may be different.
Schwab Municipal Money Fund5

Schwab AMT Tax-Free Money Fund
The Schwab AMT Tax-Free Money Fund (the fund) seeks the highest current income exempt from federal income tax that is consistent with stability of capital and liquidity. To pursue its goal, the fund invests in municipal (muni) money market securities from states and muni agencies around the country, as well as from U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the six months ended June 30, 2015, to help the fund maintain a positive net yield.1 For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
Market Highlights. During the six-month reporting period ended June 30, 2015, the U.S. economy continued to show signs of progress. The Federal Reserve (the Fed) left short-term interest rates at 0.00% to 0.25%, though speculation surrounding the timing of a potential rate increase later in 2015 contributed to market volatility. With U.S. economic conditions generally improving, tax revenues rose for many municipalities. Though this had a positive impact on overall credit conditions, the increased cash flow lessened the need for municipalities to issue additional short-term debt. As a result, the supply of securities typically held by muni money market funds continued to decline during the reporting period, pushing yields even lower in a multi-year trend for muni money market funds.
Reflecting these conditions, the Securities Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—ranged between approximately 0.02% and 0.11%, finishing the period near the middle of this range.
Performance, Positioning, and Strategies.  The investment adviser continued to focus on safety and high credit quality, while generally maintaining a weighted average maturity (WAM) that was longer than many of the fund’s peers. From the beginning of the year through May, the fund’s WAM generally declined from approximately 50 to 33 days. As the overall supply of muni securities rose in June during the typical “note season,” the fund’s WAM was extended as some of these securities were added to the portfolio, with the fund’s WAM ending the period at 47 days.
As of 6/30/15:
Portfolio Composition By Maturity[2]
% of investments
1-7 Days	61.9%
8-30 Days	4.1%
31-60 Days	9.4%
61-90 Days	9.1%
91-180 Days	8.5%
More than 180 Days	7.0%
Total	100.0%
Statistics
Weighted Average Maturity[3]	47 Days
Credit Quality Of Holdings[4] % of portfolio	97.4% Tier 1
Credit Enhanced Securities % of portfolio	34%

Portfolio Composition by Security Type[5]
% of investments
Tender Option Bonds	28.8%
Variable Rate Demand Obligations	29.9%
Commercial Paper	24.5%
Fixed Rate Notes	15.4%
Other	1.4%
Total	100.0%
Largest Holdings by State
% of Net Assets
Texas	16.2%
New York	12.8%
California	8.5%
Illinois	7.7%
Alabama	7.0%
An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.
Management views and portfolio holdings may have changed since the report date.
[1]	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 5.
[2]	As shown in the Portfolio Holdings section of the shareholder report.
[3]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[4]	Tier 1 securities are rated in the highest short-term rating category by two nationally recognized statistical rating organizations (“NRSROs”), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
[5]	Portfolio Composition is calculated using the Par Value of Investments.
6Schwab AMT Tax-Free Money Fund

Performance and Fund Facts as of 6/30/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for previous 12 months*

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab AMT Tax-Free Money Fund
	Sweep Shares	Value Advantage Shares®
Ticker Symbol	SWFXX	SWWXX
Minimum Initial Investment[1]	**	$25,000 [2]
Seven-Day Yield[3]	0.01%	0.01%
Seven-Day Yield–Without Contractual Expense Limitation[4]	-0.07%	-0.11%
Seven-Day Effective Yield[3]	0.01%	0.01%
Seven-Day Taxable Equivalent Effective Yield[3,5]	0.02%	0.02%
An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.
Portfolio holdings may have changed since the report date.
*	The seven-day average yield for the Sweep Shares and Value Advantage Shares was 0.01% throughout the entire period.
**	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Minimum initial investment for IRA and custodial accounts is $15,000. Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.
[3]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’ total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for certain share classes of the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 5.
[4]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.52% and 0.35% to the seven-day yields of the Sweep Shares and Value Advantage Shares, respectively.
[5]	Taxable equivalent effective yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.8%. Your tax rate may be different.
Schwab AMT Tax-Free Money Fund7

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2015 and held through June 30, 2015.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 1/1/15	Ending Account Value (Net of Expenses) at 6/30/15	Expenses Paid During Period[2] 1/1/15–6/30/15
Schwab Municipal Money Fund
Sweep Shares
Actual Return	0.08%	$1,000.00	$ 1,000.10	$0.40
Hypothetical 5% Return	0.08%	$1,000.00	$1,024.40	$0.40
Value Advantage Shares
Actual Return	0.08%	$1,000.00	$ 1,000.10	$0.40
Hypothetical 5% Return	0.08%	$1,000.00	$1,024.40	$0.40
Select Shares
Actual Return	0.08%	$1,000.00	$ 1,000.10	$0.40
Hypothetical 5% Return	0.08%	$1,000.00	$1,024.40	$0.40
Institutional Shares
Actual Return	0.08%	$1,000.00	$ 1,000.10	$0.40
Hypothetical 5% Return	0.08%	$1,000.00	$1,024.40	$0.40
Schwab AMT Tax-Free Money Fund
Sweep Shares
Actual Return	0.08%	$1,000.00	$ 1,000.10	$0.40
Hypothetical 5% Return	0.08%	$1,000.00	$1,024.40	$0.40
Value Advantage Shares®
Actual Return	0.08%	$1,000.00	$ 1,000.10	$0.40
Hypothetical 5% Return	0.08%	$1,000.00	$1,024.40	$0.40

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.
8Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund

Schwab Municipal Money Fund
Financial Statements
Financial Highlights
Sweep Shares	1/1/15– 6/30/15*	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11	1/1/10– 12/31/10
Per-Share Data ($)
Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total return (%)	0.01 [3]	0.02	0.01	0.01	0.01	0.02
Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.08 [4],[5]	0.09 [4]	0.15 [4]	0.22 [4]	0.29 [4]	0.35 [4]
Gross operating expenses	0.68 [5]	0.68	0.68	0.68	0.68	0.68
Net investment income (loss)	0.01 [5]	0.01	0.01	0.01	0.01	0.01
Net assets, end of period ($ x 1,000,000)	10,576	11,405	11,243	11,721	10,220	9,857

Value Advantage Shares	1/1/15– 6/30/15*	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11	1/1/10– 12/31/10
Per-Share Data ($)
Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total return (%)	0.01 [3]	0.02	0.01	0.01	0.01	0.02
Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.08 [4],[5]	0.09 [4]	0.16 [4]	0.22 [4]	0.30 [4]	0.34 [4]
Gross operating expenses	0.55 [5]	0.55	0.55	0.55	0.55	0.55
Net investment income (loss)	0.01 [5]	0.01	0.01	0.01	0.01	0.01
Net assets, end of period ($ x 1,000,000)	576	621	717	815	918	1,205
*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
5
Annualized.
See financial notes    9

Schwab Municipal Money Fund
Financial Highlights continued
Select Shares	1/1/15– 6/30/15*	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11	1/1/10– 12/31/10
Per-Share Data ($)
Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total return (%)	0.01 [3]	0.02	0.01	0.01	0.02	0.02
Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.08 [4],[5]	0.09 [4]	0.16 [4]	0.22 [4]	0.29 [4]	0.34 [4]
Gross operating expenses	0.55 [5]	0.55	0.55	0.55	0.55	0.55
Net investment income (loss)	0.01 [5]	0.01	0.01	0.01	0.01	0.01
Net asset, end of period ($ x 1,000,000)	331	365	403	467	517	712

Institutional Shares	1/1/15– 6/30/15*	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11	1/1/10– 12/31/10
Per-Share Data ($)
Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total return (%)	0.01 [3]	0.02	0.01	0.01	0.07	0.13
Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.08 [4],[5]	0.09 [4]	0.16 [4]	0.22 [4]	0.24 [4]	0.24 [4]
Gross operating expenses	0.55 [5]	0.55	0.55	0.55	0.55	0.55
Net investment income (loss)	0.01 [5]	0.01	0.01	0.01	0.07	0.12
Net assets, end of period ($ x 1,000,000)	966	1,037	1,161	1,389	2,080	2,833
*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
5
Annualized.
10    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2015 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
32.2%	Fixed-Rate Securities	4,007,012,232	4,007,012,232
70.9%	Variable-Rate Securities	8,826,551,068	8,826,551,068
103.1%	Total Investments	12,833,563,300	12,833,563,300
(3.1%)	Other Assets and Liabilities, Net		(384,231,408)
100.0%	Net Assets		12,449,331,892

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Securities 32.2% of net assets
Alabama 0.5%
Alabama Public School & College Auth
Refunding Bonds Series 2009A		5.00%		05/01/16	150,000	155,702
Refunding Bonds Series 2010A		5.00%		05/01/16	325,000	337,298
Huntsville Health Care Auth
CP		0.10%		08/05/15	22,500,000	22,500,000
CP		0.09%		08/11/15	17,500,000	17,500,000
CP		0.09%		08/18/15	15,000,000	15,000,000
CP		0.10%		09/04/15	10,000,000	10,000,000
						65,493,000
Alaska 0.0%
Alaska Housing Finance Corp
General Mortgage RB II Series 2012A		1.15%		06/01/16	280,000	281,404
State Capital Project Bonds II Series 2015B		3.00%		06/01/16	755,000	772,584
North Slope Borough
GO Bonds Series 2007A		5.00%		06/30/16	115,000	120,143
GO Bonds Series 2011B		4.00%		06/30/16	175,000	181,123
						1,355,254
Arizona 0.2%
Arizona Health Facilities Auth
RB (Banner Health) Series 2007A		5.00%		01/01/16	425,000	434,627
RB (Banner Health) Series 2008D		5.00%		01/01/16	1,500,000	1,534,677
Phoenix Civic Improvement Corp
Airport CP Series 2014A2&B2 (LOC: Barclays Bank Plc)		0.07%		07/13/15	20,000,000	20,000,000
See financial notes    11

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Tucson
Water System Refunding RB Series 2005 (ESCROW)		5.00%		07/01/15	5,735,000	5,735,000
						27,704,304
California 5.3%
California
GO Bonds		5.00%		09/01/15	15,000,000	15,123,900
GO CP Series A1 (LOC: Wells Fargo Bank, NA)		0.10%		08/04/15	8,000,000	8,000,000
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		0.13%		11/02/15	29,000,000	29,000,000
RB (Kaiser Permanente) Series 2006E		0.14%		11/03/15	19,435,000	19,435,000
RB (Kaiser Permanente) Series 2006E		0.14%		12/01/15	7,500,000	7,500,000
RB (Kaiser Permanente) Series 2006E		0.21%		02/03/16	4,000,000	4,000,000
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		0.14%		08/05/15	26,200,000	26,200,000
RB (Kaiser Permanente) Series 2004E		0.23%		02/16/16	5,000,000	5,000,000
RB (Kaiser Permanente) Series 2004I		0.14%		07/01/15	2,600,000	2,600,000
RB (Kaiser Permanente) Series 2004I		0.14%		08/06/15	4,900,000	4,900,000
RB (Kaiser Permanente) Series 2004I		0.13%		11/02/15	15,000,000	15,000,000
RB (Kaiser Permanente) Series 2004I		0.21%		02/03/16	6,700,000	6,700,000
RB (Kaiser Permanente) Series 2004K		0.14%		07/08/15	20,800,000	20,800,000
RB (Kaiser Permanente) Series 2004K		0.14%		10/01/15	16,000,000	16,000,000
RB (Kaiser Permanente) Series 2004K		0.14%		11/03/15	1,400,000	1,400,000
RB (Kaiser Permanente) Series 2006D		0.14%		08/05/15	23,000,000	23,000,000
RB (Kaiser Permanente) Series 2008B		0.14%		10/02/15	15,000,000	15,000,000
RB (Kaiser Permanente) Series 2008B		0.23%		01/06/16	24,000,000	24,000,000
RB (Kaiser Permanente) Series 2008B		0.23%		02/16/16	2,000,000	2,000,000
RB (Kaiser Permanente) Series 2008C		0.23%		03/03/16	29,500,000	29,500,000
RB (Kaiser Permanente) Series 2008C		0.24%		03/14/16	5,700,000	5,700,000
RB (Kaiser Permanente) Series 2009B2		0.14%		11/12/15	27,000,000	27,000,000
RB (Kaiser Permanente) Series 2009B3		0.23%		01/07/16	20,000,000	20,000,000
RB (Kaiser Permanente) Series 2009B5		0.23%		01/05/16	7,250,000	7,250,000
RB (Kaiser Permanente) Series 2009B6		0.22%		02/08/16	31,000,000	31,000,000
East Bay Municipal Utility District
Water System Extendible CP		0.10%	08/05/15	02/09/16	11,300,000	11,300,000
Kern Cnty
TRAN 2015-2016	c	7.00%		06/30/16	16,000,000	17,064,360
Los Angeles
TRAN	c	2.00%		06/30/16	135,000,000	137,209,950
Los Angeles Cnty
TRAN	c	5.00%		06/30/16	50,000,000	52,342,250
Los Angeles Dept of Water & Power
Power System RB Series 2005A1		5.00%		07/01/15	100,000	100,000
Riverside Cnty
TRAN	c	2.00%		06/30/16	36,000,000	36,612,000
Sacramento Municipal Utility District
CP Series L1 (LOC: Barclays Bank Plc)		0.08%		09/04/15	10,000,000	10,000,000
San Diego USD
GO Refunding Bonds Series 2014R3		5.00%		07/01/15	1,935,000	1,935,000
San Francisco Airport Commission
Second Series Refunding RB Series 2011C (GTY/LIQ: Wells Fargo Bank, NA)	a,b	0.18%		07/09/15	13,020,000	13,020,000
12    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Southern California Metropolitan Water District
Water Refunding RB Series 2012E2		3.00%		10/01/15	9,065,000	9,065,000
						654,757,460
Colorado 0.0%
Boulder Cnty
COP Series 2015		5.00%		12/01/15	1,940,000	1,978,344
Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2008C2		4.00%		11/12/15	2,170,000	2,199,837
Colorado Springs
Utilities System Refunding RB Series 2011A		5.00%		11/15/15	150,000	152,646
Univ of Colorado
Univ Enterprise Refunding RB Series 2009C		4.00%		06/01/16	100,000	103,238
						4,434,065
Connecticut 0.3%
Connecticut
GO Bonds Series 2005D		5.00%		11/15/15	100,000	101,739
GO Bonds Series 2006D		5.00%		11/01/15	210,000	213,201
GO Bonds Series 2007D		3.50%		12/01/15	150,000	151,917
GO Bonds Series 2010A		5.00%		04/01/16	2,250,000	2,330,487
GO Bonds Series 2010B		2.13%		12/01/15	100,000	100,770
GO Refunding Bonds Series 2001C		5.50%		12/15/15	100,000	102,363
GO Refunding Bonds Series 2007B		5.00%		05/01/16	375,000	389,454
GO Refunding Bonds Series 2009C		3.00%		03/01/16	100,000	101,658
GO Refunding Bonds Series 2014C		3.00%		12/15/15	125,000	126,533
Connecticut Health & Educational Facilities Auth
RB (Yale Univ) Series 2013A		1.35%		07/21/16	14,000,000	14,145,782
Connecticut HFA
Housing Mortgage Finance Program Bonds Series 2006D		4.05%		11/15/15	175,000	177,241
Housing Mortgage Finance Program Bonds Series 2012D1		1.20%		11/15/15	225,000	225,693
Housing Mortgage Finance Program Bonds Series 2014C1		0.25%		11/15/15	300,000	299,954
Manchester
GO Temporary Notes		1.00%		07/02/15	15,000,000	15,000,349
						33,467,141
Delaware 0.1%
Delaware Health Facilities Auth
RB (Christiana Care Health Services) Series 2010C		0.09%		07/13/15	8,000,000	8,000,000
District of Columbia 1.0%
District of Columbia
GO Bonds Series 2007C		5.00%		06/01/16	1,000,000	1,042,177
GO Bonds Series 2013A		5.00%		06/01/16	2,325,000	2,425,137
GO Refunding Bonds Series 2005B		5.25%		06/01/16	2,235,000	2,335,086
GO Refunding Bonds Series 2007B		5.00%		06/01/16	100,000	104,060
GO TRAN Fiscal 2015	d	1.50%		09/30/15	115,000,000	115,395,087
Income Tax Secured RB Series 2009A		4.00%		12/01/15	1,000,000	1,015,893
Income Tax Secured RB Series 2009D		4.00%		12/01/15	100,000	101,488
Income Tax Secured RB Series 2009D		5.00%		12/01/15	635,000	647,346
Income Tax Secured RB Series 2011F		3.00%		12/01/15	100,000	101,064
Income Tax Secured RB Series 2012C		5.00%		12/01/15	500,000	509,782
See financial notes    13

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Income Tax Secured Refunding RB Series 2009B		4.00%		12/01/15	250,000	253,734
Income Tax Secured Refunding RB Series 2009C		5.00%		12/01/15	100,000	101,968
District of Columbia Water & Sewer Auth
Public Utility RB Series 1998		6.00%		10/01/15	5,970,000	6,057,997
						130,090,819
Florida 0.8%
Alachua Cnty Health Facilities Auth
Health Facilities RB (Shands Teaching Hospital & Clinics) Series 2008A (LOC: Bank of America, NA)		0.09%		08/05/15	11,750,000	11,750,000
Florida Dept of Transportation
Right-of-Way Acquisition & Bridge Construction Refunding Bonds Series 2009B		5.00%		07/01/16	360,000	376,398
Right-of-Way Acquisition & Bridge Construction Refunding Bonds Series 2012A		4.00%		07/01/15	220,000	220,000
Florida Local Government Finance Commission
CP Series A1&B1 (LOC: JPMorgan Chase Bank, NA)		0.09%		08/06/15	4,400,000	4,400,000
Florida State Board of Education
Public Education Capital Outlay Bonds Series 2006C		5.00%		06/01/16	100,000	104,181
Public Education Capital Outlay Bonds Series 2007B&C (LIQ: Wells Fargo Bank, NA)	a,b	0.14%		07/09/15	5,680,000	5,680,000
Public Education Capital Outlay Bonds Series 2007C		5.00%		06/01/16	100,000	104,152
Public Education Capital Outlay Bonds Series 2008A		5.00%		06/01/16	200,000	208,225
Public Education Capital Outlay Refunding Bonds Series 2007A		5.00%		06/01/16	100,000	104,152
Public Education Capital Outlay Refunding Bonds Series 2011A		5.00%		06/01/16	170,000	176,992
Public Education Capital Outlay Refunding Bonds Series 2013B		5.00%		06/01/16	240,000	249,980
Public Education Capital Outlay Refunding Bonds Series 2014A		3.00%		01/01/16	1,805,000	1,830,095
Public Education Capital Outlay Refunding Bonds Series 2014A		5.00%		06/01/16	180,000	187,527
Public Education Capital Outlay Refunding Bonds Series 2014B		5.00%		06/01/16	500,000	521,245
Public Education Capital Outlay Refunding Bonds Series 2014C		4.00%		06/01/16	130,000	134,209
Public Education Capital Outlay Refunding Bonds Series 2015A		5.00%		06/01/16	1,000,000	1,042,902
Greater Orlando Aviation Auth
Airport Facilities Refunding RB Series 2009A		5.50%		10/01/15	3,820,000	3,869,755
Airport Facilities Refunding RB Series 2011C		3.00%		10/01/15	590,000	593,902
JEA
Electric System RB Series Three 2008C3 (LIQ: Royal Bank of Canada)		0.08%		08/31/15	17,000,000	17,000,000
Electric System RB Series Three 2008E		5.00%		10/01/15	960,000	971,410
Electric System RB Series Three 2010D		4.00%		10/01/15	880,000	888,391
Electric System RB Series Three 2013A		5.00%		10/01/15	400,000	404,704
Electric System RB Series Three 2013C		3.00%		10/01/15	1,330,000	1,339,133
Electric System Sub RB Series 2013B		5.00%		10/01/15	2,290,000	2,317,538
Electric System Sub RB Series 2013D		3.00%		10/01/15	2,000,000	2,013,631
Miami-Dade Cnty
Water & Sewer System RB Series 2008A		5.00%		10/01/15	100,000	101,185
Water & Sewer System RB Series 2008B		5.00%		10/01/15	12,300,000	12,449,147
Orlando Utilities Commission
Utility System Refunding RB Series 2009C		4.00%		10/01/15	575,000	580,334
South Miami Health Facilities Auth
Hospital RB (Baptist Health South Florida) Series 2007		5.00%		08/15/15	780,000	784,600
14    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Sunshine State Government Financing Commission
CP Series H (LIQ: JPMorgan Chase Bank, NA)		0.10%		09/10/15	10,000,000	10,000,000
CP Series H (LIQ: JPMorgan Chase Bank, NA)		0.12%		10/09/15	17,534,000	17,534,000
						97,937,788
Georgia 0.1%
Georgia
GO Bonds 1998C		5.50%		09/01/15	2,000,000	2,018,293
GO Bonds 1999B		5.75%		08/01/15	2,625,000	2,637,426
GO Bonds 2005A		5.00%		09/01/15	550,000	554,404
GO Bonds 2006D		5.00%		07/01/15	2,000,000	2,000,000
GO Bonds 2009B		3.00%		01/01/16	300,000	303,968
GO Bonds 2009B		4.00%		01/01/16	1,500,000	1,528,195
GO Bonds 2011I		5.00%		11/01/15	1,000,000	1,016,435
GO Refunding Bonds 2009E		5.00%		07/01/15	225,000	225,000
GO Refunding Bonds Series 2007C		5.00%		07/01/15	580,000	580,000
Municipal Electric Auth of Georgia
Project One BAN Series A (LOC: Wells Fargo Bank, NA)		0.09%		07/15/15	7,000,000	7,000,000
						17,863,721
Hawaii 0.1%
Hawaii
GO Bonds Series 2006DI		4.00%		03/01/16	200,000	204,865
GO Bonds Series 2007DJ		4.00%		04/01/16	105,000	107,864
GO Refunding Bonds Series 2010DY		4.00%		02/01/16	275,000	280,745
GO Refunding Bonds Series 2009DR		4.00%		06/01/16	100,000	103,238
GO Refunding Bonds Series 2009DR		5.00%		06/01/16	3,100,000	3,233,482
GO Refunding Bonds Series 2009DT		4.00%		11/01/15	200,000	202,514
GO Refunding Bonds Series 2009DT		5.00%		11/01/15	700,000	710,853
GO Refunding Bonds Series 2010DY		3.00%		02/01/16	100,000	101,537
GO Refunding Bonds Series 2013EJ		5.00%		08/01/15	1,000,000	1,004,007
Honolulu
GO Bonds Series 2005D (ESCROW)		5.00%		07/01/15	1,100,000	1,100,000
GO Bonds Series 2005E		4.25%		07/01/15	410,000	410,000
GO Bonds Series 2005E (ESCROW)		4.45%		07/01/15	6,795,000	6,795,000
GO Bonds Series 2007A		4.00%		07/01/15	250,000	250,000
Honolulu Board of Water Supply
Water System RB Series 2006B (ESCROW)		5.25%		07/01/16	1,250,000	1,308,776
						15,812,881
Idaho 0.5%
Idaho
TAN Series 2015	c	2.00%		06/30/16	58,000,000	58,986,000
Illinois 0.9%
Chicago
CP Series 2011B1&B2 (LOC: Wells Fargo Bank, NA)		0.13%		09/17/15	9,296,000	9,296,000
Illinois Educational Facilities Auth
Pooled Program CP (LOC: Northern Trust Co)		0.10%		08/04/15	15,000,000	15,000,000
Pooled Program CP (LOC: Northern Trust Co)		0.09%		08/05/15	2,280,000	2,280,000
Pooled Program CP (LOC: Northern Trust Co)		0.08%		08/06/15	20,000,000	20,000,000
See financial notes    15

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Pooled Program CP (LOC: Northern Trust Co)		0.09%		09/01/15	13,655,000	13,655,000
Pooled Program CP (LOC: Northern Trust Co)		0.09%		09/03/15	25,065,000	25,065,000
Illinois Finance Auth
RB (Advocate Health Care Network) Series 2003A		0.13%		07/16/15	4,485,000	4,485,000
RB (Advocate Health Care Network) Series 2008C3B		0.13%		07/16/15	5,000,000	5,000,000
RB (Univ of Chicago) Series 2008B		5.00%		07/01/15	115,000	115,000
Illinois Health Facilities Auth
RB (Advocate Health Care) Series 2003C		0.27%		05/05/16	14,980,000	14,980,000
Illinois Toll Highway Auth
Sr Priority RB Series 2006A1 (ESCROW)		5.00%		07/01/16	3,500,000	3,660,988
						113,536,988
Indiana 0.0%
Purdue Univ
Student Fee Bonds Series W (ESCROW)		5.00%		01/01/16	5,000,000	5,120,103
Kansas 0.0%
Johnson Cnty USD No. 512
GO Refunding Bonds (Shawnee Mission) Series 2015A		3.00%		04/01/16	1,000,000	1,019,764
Louisiana 0.3%
Louisiana
GO Bonds Series 2006C		5.00%		05/01/16	1,250,000	1,298,876
GO Bonds Series 2011A		5.00%		09/01/15	100,000	100,767
GO Bonds Series 2015A		5.00%		05/01/16	9,575,000	9,948,940
GO Bonds Series 2015B		5.00%		05/01/16	2,600,000	2,701,540
GO Refunding Bonds Series 2005A		5.00%		08/01/15	2,575,000	2,585,582
GO Refunding Bonds Series 2010B		4.00%		11/15/15	500,000	506,719
Plaquemines Port, Harbor & Terminal District
Port Facilities Refunding RB Series 1984B (LOC: Wells Fargo Bank, NA)		0.47%		03/16/16	18,500,000	18,500,000
						35,642,424
Maryland 0.6%
Maryland Community Development Administration
Residential RB Series 2007C		3.85%		09/01/15	200,000	201,139
Maryland Health & Higher Educational Facilities Auth
CP (Johns Hopkins Univ) Series A&B		0.09%		08/06/15	13,505,000	13,505,000
CP (Johns Hopkins Univ) Series A&B		0.08%		09/02/15	7,765,000	7,765,000
Montgomery Cnty
RB (CHE Trinity Health) Series 2013MD		0.10%		09/01/15	37,500,000	37,500,000
Washington Suburban Sanitary District
Consolidated Bonds 2013		5.00%		06/01/16	1,500,000	1,564,141
Consolidated Bonds Series 2010A		5.00%		06/01/16	210,000	218,665
Consolidated Refunding Bonds 2009		5.00%		06/01/16	7,155,000	7,463,860
Consolidated Refunding Bonds 2014		4.00%		06/01/16	2,300,000	2,377,784
						70,595,589
Massachusetts 2.5%
Essex North Shore Technical & Agricultural SD
GO BAN		1.25%		06/17/16	2,752,694	2,774,549
Fall River
GO BAN		1.25%		02/12/16	3,249,000	3,268,043
16    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Framingham
GO BAN		1.00%		12/11/15	6,483,558	6,507,540
Franklin
GO BAN		1.50%		05/20/16	2,250,000	2,273,012
Harvard
GO BAN		2.00%		06/24/16	3,480,000	3,537,845
Haverhill
BAN		1.00%		12/01/15	4,000,000	4,012,877
Hingham
GO BAN		1.50%		05/21/16	2,938,889	2,970,362
Holbrook
GO BAN		2.00%		06/03/16	4,000,000	4,058,476
Lowell
GO BAN		1.00%		09/11/15	4,189,364	4,196,528
GO BAN Series A		1.00%		09/11/15	6,741,114	6,751,861
Lynnfield
GO Refunding Bonds		3.00%		07/01/15	1,000,000	1,000,000
Massachusetts
GO Bonds Consolidated Loan Series 2001D		5.50%		11/01/15	600,000	610,569
GO Bonds Consolidated Loan Series 2002C		5.50%		11/01/15	750,000	763,175
GO Bonds Consolidated Loan Series 2005C		5.00%		09/01/15	570,000	574,502
GO Bonds Consolidated Loan Series 2010C		4.00%		12/01/15	100,000	101,490
GO Bonds Consolidated Loan Series 2010C		5.00%		12/01/15	4,265,000	4,351,077
GO Refunding Bonds Series 2003D		5.50%		10/01/15	5,190,000	5,259,720
GO Refunding Bonds Series 2010B		4.00%		12/01/15	320,000	325,031
Massachusetts Bay Transportation Auth
Sales Tax CP Series A (LIQ: State Street Bank & Trust Co NA)		0.10%		09/09/15	8,300,000	8,300,000
Sales Tax CP Series B (LIQ: Sumitomo Mitsui Banking Corp)		0.10%		09/03/15	5,555,000	5,555,000
Massachusetts Clean Water Trust
Pool Program Bonds Series 11 (ESCROW)		4.75%		08/01/15	1,000,000	1,003,819
Massachusetts Development Finance Agency
M/F Housing RB (New Hadley) Series 2015 (ESCROW)		0.35%		04/01/16	4,920,000	4,920,000
Massachusetts Health & Educational Facilities Auth
RB (Harvard Univ) Series 2009A		5.00%		11/15/15	100,000	101,776
RB (Partners HealthCare) Series 2007C		5.00%		07/01/15	250,000	250,000
Revenue Notes (Harvard Univ) Series EE		0.07%		08/05/15	15,800,000	15,800,000
Massachusetts HFA
Housing Bonds Series 2015A		0.30%		12/01/15	725,000	724,907
Massachusetts School Building Auth
BAN Series 2014A		1.00%		07/16/15	85,000,000	85,030,684
BAN Series 2014A		5.00%		07/16/15	23,500,000	23,547,083
Dedicated Sales Tax Bonds Series 2005A (ESCROW)		5.00%		08/15/15	49,985,000	50,280,138
Dedicated Sales Tax Bonds Series 2005A (ESCROW)		5.00%		08/15/15	7,695,000	7,739,631
Dedicated Sales Tax RB Series 2005A (ESCROW)		5.00%		08/15/15	2,700,000	2,715,978
Sub Dedicated Sales Tax CP BAN Series A (LOC: Bank of America, NA)		0.09%		09/03/15	5,000,000	5,000,000
Massachusetts State College Building Auth
RB Series 2006A (ESCROW)		5.00%		05/01/16	9,310,000	9,675,277
New Bedford
GO BAN		1.25%		02/05/16	7,000,000	7,043,547
Newburyport
ULT GO BAN		1.00%		10/23/15	4,000,000	4,010,598
Plymouth
GO BAN		1.50%		05/04/16	4,000,000	4,042,458
See financial notes    17

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Salisbury
GO BAN		1.25%		03/24/16	4,000,000	4,028,207
Taunton
GO BAN		1.00%		12/11/15	2,369,000	2,375,827
Univ of Massachusetts Building Auth
RB Sr Series 2008-2		5.00%		05/01/16	525,000	545,537
RB Sr Series 2010-1		5.00%		11/01/15	400,000	406,244
Refunding RB Sr Series 2005-2 (ESCROW)		5.00%		11/01/15	4,100,000	4,166,494
Waltham
GO BAN		2.00%		06/24/16	5,950,000	6,047,114
Weymouth
GO BAN		1.00%		10/16/15	2,950,000	2,957,158
						309,604,134
Michigan 0.1%
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI1		0.10%		09/01/15	4,465,000	4,465,000
Michigan State Hospital Finance Auth
RB (Ascension Health) Series 1999B3		0.30%		02/03/16	8,900,000	8,904,696
RB (Ascension Health) Series 2010		5.00%		11/15/15	175,000	178,150
						13,547,846
Minnesota 0.7%
Rochester
Health Care Facilities RB (Mayo Clinic) Series 2014		0.07%		08/06/15	15,100,000	15,100,000
Health Care Facilities RB (Mayo Clinic) Series 2014		0.09%		09/01/15	14,000,000	14,000,000
Health Care Facilities RB (Mayo Foundation) Series 2000A		0.09%		08/05/15	33,600,000	33,600,000
Health Care Facilities RB (Mayo Foundation) Series 2000A		0.07%		08/06/15	11,000,000	11,000,000
Health Care Facilities RB (Mayo Foundation) Series 2000C		0.07%		08/06/15	8,550,000	8,550,000
						82,250,000
Mississippi 0.1%
Jackson Cnty
Water System GO Refunding Bonds Series 1994		0.09%		08/03/15	11,840,000	11,840,000
Mississippi
GO Refunding Bonds Series 2003A		5.25%		11/01/15	900,000	914,926
GO Refunding Bonds Series 2012B		5.00%		11/01/15	705,000	716,289
						13,471,215
Missouri 0.1%
St Louis
General Revenue Fund TRAN Series 2015	c	2.00%		06/01/16	10,000,000	10,148,000
Nebraska 0.0%
Omaha Public Power District
Electric System RB Series 2011A		4.00%		02/01/16	3,000,000	3,067,371
Nevada 0.8%
Las Vegas Valley Water District
LT GO CP Series 2004A (LIQ: JPMorgan Chase Bank, NA)		0.09%		08/04/15	49,960,000	49,960,000
LT GO CP Series 2004A (LIQ: JPMorgan Chase Bank, NA)		0.08%		08/05/15	15,425,000	15,425,000
LT GO Water Refunding Bonds Series 2015A		2.00%		06/01/16	11,775,000	11,956,065
18    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Nevada
LT GO Bonds Series 2006E (ESCROW)		5.00%		03/01/16	1,015,000	1,046,933
Truckee Meadows Water Auth
Water Revenue CP Series 2006A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.09%		08/06/15	15,000,000	15,000,000
Water Revenue CP Series 2006B (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.11%		10/15/15	6,750,000	6,750,000
						100,137,998
New Jersey 1.9%
Bergen Cnty
BAN		1.25%		12/23/15	17,000,000	17,087,864
Bloomfield Township
BAN		1.25%		01/15/16	7,000,000	7,032,899
Burlington Cnty Bridge Commission
Lease Revenue Notes Series 2014		1.25%		11/18/15	22,000,000	22,089,193
Lease Revenue Notes Series 2015		1.25%		02/01/16	11,000,000	11,065,385
Carteret Borough
BAN Series 2015		1.50%		02/05/16	7,400,000	7,450,838
East Brunswick
BAN		1.00%		03/18/16	11,000,000	11,057,420
Edgewater
GO Notes		1.00%		07/24/15	4,540,000	4,542,327
Edison Township
BAN		1.00%		02/12/16	6,000,000	6,022,165
Elizabeth
BAN Series 2015		1.25%		04/08/16	9,913,000	9,988,363
Englewood
BAN Series 2015A		1.25%		04/08/16	29,100,000	29,325,729
Harrison Township
BAN 2014 Series A		1.00%		11/13/15	5,897,175	5,911,063
Hudson Cnty
GO Bonds Series 2014		2.00%		12/01/15	3,780,000	3,806,866
Hudson Cnty Improvement Auth
Cnty-Guaranteed Pooled Notes Series 2014 U1A		1.25%		07/15/15	5,000,000	5,001,956
Cnty-Guaranteed Pooled Notes Series 2014V1		1.00%		11/25/15	3,500,000	3,509,825
Cnty-Guaranteed Pooled Notes Series 2015X1A	c	2.00%		07/06/16	1,862,000	1,889,781
GO Bonds Series 2015		2.00%		06/01/16	325,000	329,452
Livingston Township
BAN		1.00%		02/01/16	9,000,000	9,040,453
Middlesex Cnty
BAN		1.25%		06/03/16	3,000,000	3,026,920
New Jersey Economic Development Auth
School Facilities Construction Refunding Bonds Series 2005K (ESCROW)		5.25%		12/15/15	4,850,000	4,961,905
New Jersey Transit Corp
Sub COP Series 2005A (ESCROW)		5.00%		09/15/15	10,900,000	11,010,233
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2005B (ESCROW)		5.25%		12/15/15	3,510,000	3,590,650
North Bergen Township
BAN		1.25%		04/01/16	17,200,000	17,332,078
Readington Township
BAN		1.00%		08/05/15	6,100,000	6,105,004
Sea Isle City
BAN		0.75%		07/22/15	8,110,000	8,111,950
See financial notes    19

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Stafford Township
BAN		1.50%		05/13/16	6,597,000	6,656,693
Summit
BAN		1.00%		10/23/15	13,247,482	13,282,207
Union Cnty
BAN		2.00%		06/24/16	4,000,000	4,065,269
Woodbridge
BAN		0.75%		08/21/15	4,734,000	4,737,562
						238,032,050
New York 3.3%
Babylon
BAN 2014		1.50%		08/01/15	3,000,000	3,003,407
Beacon
BAN Series 2015A		2.00%		05/27/16	12,000,000	12,172,587
Burnt Hills - Ballston Lake CSD
GO BAN 2015		1.50%		06/24/16	8,445,000	8,536,534
Cheektowaga-Maryvale UFSD
BAN 2015		1.75%		06/23/16	3,500,000	3,542,224
Clinton Cnty
BAN Series 2015B		1.50%		06/10/16	5,000,000	5,042,629
Corning City SD
BAN 2015B		2.00%		06/23/16	30,000,000	30,474,424
Gates Chili CSD
BAN 2015		1.75%		06/24/16	9,740,000	9,862,575
Hampton Bays UFSD
School Construction BAN 2015		1.75%		06/24/16	5,000,000	5,066,390
Homer CSD
BAN 2015	c	2.00%		07/15/16	7,500,000	7,608,150
Ithaca
GO BAN Series 2014B		1.00%		07/31/15	16,050,000	16,060,953
Kingston SD
BAN Series 2015A		1.50%		06/16/16	10,000,000	10,105,971
Liverpool CSD
BAN 2014-2015		1.25%		10/02/15	7,000,000	7,018,050
Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2002B2		4.00%		11/01/15	295,000	298,591
Transportation Revenue BAN Series 2015A		0.50%		03/01/16	30,000,000	30,044,861
Transportation Revenue BAN Series CP2A (LOC: TD Bank NA)		0.09%		09/09/15	8,625,000	8,625,000
Transportation Revenue BAN Series CP2B (LOC: Barclays Bank Plc)		0.09%		09/04/15	13,230,000	13,230,000
Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2012A		4.00%		11/15/15	2,820,000	2,860,331
New York City
GO Bonds Fiscal 2006 Series C		4.00%		08/01/15	125,000	125,378
GO Bonds Fiscal 2007 Series A		5.00%		08/01/15	560,000	562,191
GO Bonds Fiscal 2007 Series C1		5.00%		01/01/16	100,000	102,377
GO Bonds Fiscal 2008 Series A1		5.00%		08/01/15	265,000	266,025
GO Bonds Fiscal 2008 Series G		5.00%		08/01/15	870,000	873,464
GO Bonds Fiscal 2008 Series I1		4.50%		02/01/16	100,000	102,385
GO Bonds Fiscal 2009 Series H1		5.00%		03/01/16	135,000	139,094
GO Bonds Fiscal 2010 Series C		5.00%		08/01/15	125,000	125,483
GO Bonds Fiscal 2011 Series A		3.00%		08/01/15	200,000	200,436
GO Bonds Fiscal 2011 Series B		5.00%		08/01/15	6,770,000	6,797,976
20    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
GO Bonds Fiscal 2011 Series E		4.00%		08/01/15	330,000	331,037
GO Bonds Fiscal 2012 Series F		5.00%		08/01/15	670,000	672,662
GO Bonds Fiscal 2012 Series I		5.00%		08/01/15	290,000	291,184
GO Bonds Fiscal 2013 Series D		5.00%		08/01/15	2,000,000	2,008,285
New York City Housing Development Corp
Capital Fund Program RB Series 2005A (ESCROW)		5.00%		07/01/15	6,000,000	6,000,000
M/F Housing RB Series 2010L1		2.35%		11/01/15	100,000	100,688
New York City Municipal Water Finance Auth
CP Series 1		0.07%		08/04/15	20,000,000	20,000,000
CP Series 1		0.08%		09/09/15	19,300,000	19,300,000
Extendible CP Series 7		0.09%	07/07/15	01/29/16	21,000,000	21,000,000
Extendible CP Series 7		0.10%	09/01/15	03/06/16	6,025,000	6,025,000
Extendible CP Series 7		0.10%	09/08/15	03/07/16	10,000,000	10,000,000
Extendible CP Series 8		0.10%	09/03/15	03/04/16	25,000,000	25,000,000
Extendible CP Series 8		0.10%	09/02/15	03/06/16	18,000,000	18,000,000
Extendible CP Series 8		0.10%	09/08/15	03/07/16	11,500,000	11,500,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2007 Series S1		5.00%		07/15/15	150,000	150,263
Building Aid RB Fiscal 2013 Series S1		4.00%		07/15/15	1,630,000	1,632,367
Building Aid RB Fiscal 2015 Series S2		1.75%		07/15/16	11,290,000	11,454,939
New York State
GO Bonds Series 2006A		5.00%		03/15/16	275,000	284,034
New York State Dormitory Auth
Consolidated Service Contract Refunding RB Series 2009A		5.00%		07/01/15	100,000	100,000
Consolidated Service Contract Refunding RB Series 2009A		5.00%		07/01/16	465,000	486,086
Mental Health Services Facilities RB Series 2009A1		5.00%		02/15/16	115,000	118,347
RB (NYU) Series 1998A		5.75%		07/01/15	1,730,000	1,730,000
RB (St. Luke's-Roosevelt Hospital Center) Series 2005 (ESCROW)		4.90%		08/15/15	100,000	100,573
State Personal Income Tax RB Series 2007C		5.00%		03/15/16	5,000,000	5,167,041
State Personal Income Tax RB Series 2009D		5.00%		06/15/16	165,000	172,188
State Personal Income Tax RB Series 2010A		5.00%		02/15/16	265,000	272,637
State Personal Income Tax RB Series 2012E		5.00%		02/15/16	1,190,000	1,224,919
New York State Environmental Facilities Corp
State Personal Income Tax RB Series 2008A		5.00%		12/15/15	115,000	117,487
New York State Mortgage Agency
Mortgage RB Series 50		0.85%		04/01/16	125,000	125,374
New York State Power Auth
CP Series 1&2		0.09%		08/07/15	15,000,000	15,000,000
CP Series 1&2		0.10%		10/05/15	5,000,000	5,000,000
RB Series 2007C		5.00%		11/15/15	830,000	844,684
New York State Thruway Auth
Second General Highway & Bridge Trust Fund Bonds Series 2010A		5.00%		04/01/16	1,100,000	1,138,473
State Personal Income Tax RB Series 2009A		3.50%		03/15/16	100,000	102,146
New York State Urban Development Corp
Service Contract Refunding RB Series 2008D		5.00%		01/01/16	775,000	793,580
State Personal Income Tax RB Series 2008A1		4.00%		12/15/15	245,000	249,113
State Personal Income Tax RB Series 2009C		5.00%		12/15/15	590,000	602,695
State Personal Income Tax RB Series 2010A		5.00%		03/15/16	1,340,000	1,384,399
State Personal Income Tax RB Series 2013C		5.00%		03/15/16	100,000	103,203
See financial notes    21

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
North Tonawanda SD
Bonds Series 2014		4.00%		09/15/15	785,000	791,079
School Construction BAN 2014		1.00%		09/17/15	745,000	746,151
Pine Bush CSD
BAN 2015		2.00%		05/26/16	7,000,000	7,098,017
Port Auth of New York & New Jersey
Consolidated Bonds 155th Series		2.75%		10/01/15	150,000	150,931
Consolidated Bonds 172nd Series		5.00%		10/01/15	1,000,000	1,011,999
Consolidated Bonds 179th Series		4.00%		12/01/15	100,000	101,557
Tonawanda
BAN Series 2014		0.75%		09/03/15	13,000,000	13,012,833
Triborough Bridge & Tunnel Auth
General RB Series 2008A		4.00%		11/15/15	100,000	101,389
Ulster Cnty
GO BAN Series 2014B		1.00%		11/25/15	7,903,740	7,927,868
West Seneca
BAN 2014		1.00%		07/30/15	13,000,000	13,008,810
						415,381,524
North Carolina 0.0%
Charlotte
GO Refunding Bonds Series 2008		5.00%		08/01/15	440,000	441,759
North Carolina
GO Refunding Bonds Series 2009A		5.00%		03/01/16	250,000	257,681
Limited Obligation Refunding Bonds Series 2011B		4.00%		11/01/15	950,000	961,850
						1,661,290
Ohio 0.1%
Ohio
GO Bonds Series 2006B		5.00%		11/01/15	100,000	101,592
GO Bonds Series 2008A		4.00%		09/01/15	300,000	301,811
GO Bonds Series 2012A		5.00%		02/01/16	150,000	154,023
GO Bonds Series L		5.00%		05/01/16	500,000	519,189
GO Refunding Bonds Series 2009A		5.00%		09/15/15	200,000	201,967
GO Refunding Bonds Series 2009C		5.00%		08/01/15	100,000	100,402
GO Refunding Bonds Series 2009C		5.00%		09/15/15	7,210,000	7,282,560
GO Refunding Bonds Series 2010C		5.00%		08/01/15	500,000	502,047
GO Refunding Bonds Series 2010C		5.00%		09/15/15	550,000	555,345
GO Refunding Bonds Series 2011A		5.00%		09/15/15	320,000	323,145
Highway GO Bonds Series R		4.00%		05/01/16	300,000	309,045
Hospital RB (Cleveland Clinic) Series 2008A		5.00%		01/01/16	350,000	358,191
Hospital RB (Cleveland Clinic) Series 2009B1		5.00%		01/01/16	300,000	306,827
Hospital RB (Cleveland Clinic) Series 2012A		4.00%		01/01/16	3,505,000	3,571,405
Hospital Refunding RB (Cleveland Clinic) Series 2011A		4.00%		01/01/16	100,000	101,864
Lease Appropriation Bonds Series 2013A		2.00%		02/01/16	100,000	100,939
Ohio HFA
Residential Mortgage RB Series 2009E		2.85%		09/01/15	275,000	275,998
						15,066,350
Oklahoma 0.1%
Oklahoma Development Finance Auth
Health System Refunding RB (INTEGRIS) Series 2015A		1.00%		08/15/15	7,240,000	7,248,011
22    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Oregon 0.1%
Astoria SD No. 1C
GO Refunding Bonds Series 2012 (GTY: Oregon)		2.00%		06/15/16	100,000	101,408
Central SD No. 13J
GO Refunding Bonds Series 2015 (GTY: Oregon)		3.00%		02/01/16	1,285,000	1,305,674
Hermiston SD No. 8R
GO Bonds Series 2009A (GTY: Oregon)		3.50%		06/15/16	200,000	205,809
GO Bonds Series 2010 (GTY: Oregon)		3.00%		06/15/16	300,000	307,284
Lane Cnty SD No. 4J
GO Refunding Bonds Series 2008 (GTY: Oregon)		5.00%		07/01/15	110,000	110,000
Medford School District No. 549C
GO Bonds Series 2009 (GTY: Oregon)		4.00%		06/15/16	100,000	103,334
Oregon
GO Bonds Series 2013F		4.00%		05/01/16	200,000	206,067
GO Refunding Bonds Series 2011N		3.00%		12/01/15	100,000	101,113
Oregon State Facilities Auth
RB (Providence Health & Services) Series 2013A		3.00%		10/01/15	1,300,000	1,308,431
Salem-Keizer SD No. 24J
GO Bonds Series 2009A (GTY: Oregon)		5.00%		06/15/16	2,000,000	2,088,488
Three Rivers/Josephine Cnty Unit Jt SD
GO Refunding Bonds Series 2005 (GTY: Oregon)		5.00%		12/15/15	1,000,000	1,021,665
						6,859,273
Pennsylvania 0.5%
Pennsylvania
GO Bonds Second Refunding Series 2009		5.00%		07/01/15	5,200,000	5,200,000
Pennsylvania State Univ
Bonds Series 2005		5.00%		09/01/15	200,000	201,566
Refunding Bonds Series 2009B		0.29%		06/01/16	17,000,000	17,000,000
Philadelphia
Airport Revenue CP Series B3 (LOC: Wells Fargo Bank, NA)		0.12%		09/09/15	2,000,000	2,000,000
Univ of Pittsburgh
PITT Asset Notes Series 2014		2.00%		07/22/15	15,000,000	15,016,208
Univ Bond Series 2009B		5.00%		09/15/15	2,125,000	2,146,240
Univ Bonds Series 2014B1&B2		0.10%		08/17/15	4,000,000	4,000,000
Univ Capital & Refunding Bonds Series 2007B		0.11%		08/03/15	800,000	800,000
Univ Capital & Refunding Bonds Series 2007B		0.11%		09/01/15	7,850,000	7,850,000
Univ Refunding Bonds Series 2009A		5.00%		09/15/15	500,000	504,934
Washington Cnty Hospital Auth
Hospital RB (Washington Hospital) Series 2001B (LOC: PNC Bank NA)		0.35%		07/01/15	4,560,000	4,560,000
						59,278,948
South Carolina 0.4%
Newberry Investing in Children's Education
Installment Purchase RB (Newberry Cnty SD) Series 2005 (ESCROW)		5.00%		12/01/15	6,360,000	6,487,380
Installment Purchase RB (Newberry Cnty SD) Series 2005 (ESCROW)		5.25%		12/01/15	1,730,000	1,766,318
South Carolina Public Service Auth
CP Series A (LIQ: JPMorgan Chase Bank, NA)		0.12%		09/03/15	5,210,000	5,210,000
CP Series E (LIQ: TD Bank NA)		0.11%		09/03/15	10,296,000	10,296,000
Refunding Revenue Obligations Series 2006C		5.00%		01/01/16	165,000	168,863
See financial notes    23

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Refunding Revenue Obligations Series 2010B		5.00%		01/01/16	2,215,000	2,267,932
Refunding Revenue Obligations Series 2011B		5.00%		12/01/15	200,000	203,955
Revenue Obligation Series 2006A (ESCROW)		5.00%		01/01/16	23,400,000	23,961,010
						50,361,458
South Dakota 0.0%
South Dakota Housing Development Auth
Homeownership Mortgage Bonds Series 2014D		0.20%		11/01/15	745,000	745,000
Tennessee 1.2%
Memphis
GO CP Series A (LIQ: Mizuho Bank Ltd)		0.08%		07/08/15	2,625,000	2,625,000
GO CP Series A (LIQ: Mizuho Bank Ltd)		0.09%		07/23/15	7,000,000	7,000,000
Metropolitan Government of Nashville & Davidson Cnty
GO Bonds Series 2006B		5.00%		08/01/15	180,000	180,727
GO CP Series A1 (LIQ: Mizuho Bank Ltd)		0.08%		07/22/15	46,500,000	46,500,000
GO CP Series A1 (LIQ: Mizuho Bank Ltd)		0.09%		07/22/15	25,000,000	25,000,000
GO CP Series A2 (LIQ: Sumitomo Mitsui Banking Corp)		0.10%		07/21/15	20,000,000	20,000,000
GO CP Series A2 (LIQ: Sumitomo Mitsui Banking Corp)		0.08%		08/06/15	15,500,000	15,500,000
GO CP Series A2 (LIQ: Sumitomo Mitsui Banking Corp)		0.11%		10/06/15	6,000,000	6,000,000
GO Refunding Bonds Series 2005B		5.00%		01/01/16	11,460,000	11,736,351
Shelby Cnty
Extendible CP Series 2015A		0.11%	08/10/15	02/12/16	9,335,000	9,335,000
						143,877,078
Texas 6.7%
Aldine ISD
ULT GO & Refunding Bonds Series 2013 (GTY: TX Permanent School Fund)		5.00%		02/15/16	200,000	205,923
ULT GO Bonds Series 2007A (GTY: TX Permanent School Fund)		4.50%		02/15/16	145,000	148,736
ULT GO Bonds Series 2008 (GTY: TX Permanent School Fund)		5.00%		02/15/16	300,000	308,801
Alief ISD
ULT GO & Refunding Bonds Series 2013 (GTY: TX Permanent School Fund)		2.00%		02/15/16	1,130,000	1,142,525
Alvin ISD
ULT GO Bonds Series 2006 (GTY: TX Permanent School Fund)		5.50%		02/15/16	810,000	836,119
Arlington ISD
ULT GO Bonds Series 2014 (GTY: TX Permanent School Fund)		4.00%		02/15/16	100,000	102,293
ULT GO Refunding Bonds Series 2007 (GTY: TX Permanent School Fund)		5.00%		02/15/16	100,000	102,860
Austin
Combined Utility Systems CP Series A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.10%		09/03/15	4,110,000	4,110,000
Combined Utility Systems CP Series A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.10%		09/17/15	11,350,000	11,350,000
Water & Wastewater System Refunding RB Series 2002A		5.50%		11/15/15	300,000	305,722
Water & Wastewater System Refunding RB Series 2009A		4.00%		11/15/15	250,000	253,367
Water & Wastewater System Refunding RB Series 2012		5.00%		11/15/15	630,000	641,149
Austin ISD
CP Series A (LIQ: Mizuho Bank Ltd)		0.10%		08/03/15	15,300,000	15,300,000
ULT GO Refunding Bonds Series 1998 (GTY: TX Permanent School Fund)		5.00%		08/01/15	100,000	100,404
24    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
ULT GO Refunding Bonds Series 2004 (GTY: TX Permanent School Fund)		5.25%		08/01/15	355,000	356,521
ULT GO Refunding Bonds Series 2006B (GTY: TX Permanent School Fund)		5.00%		08/01/15	425,000	426,675
ULT Refunding GO Bonds Series 2006 (GTY: TX Permanent School Fund)		5.25%		08/01/15	180,000	180,765
Azle ISD
ULT GO Refunding Bonds Series 1997B (GTY: TX Permanent School Fund)		0.30%		02/15/16	150,000	149,710
ULT GO Refunding Bonds Series 1997B (GTY: TX Permanent School Fund)		0.35%		02/15/16	100,000	99,781
Beaumont ISD
ULT GO Bonds Series 2011 (GTY: TX Permanent School Fund)		4.00%		02/15/16	300,000	306,716
Birdville ISD
ULT GO Bonds Series 2015A (GTY: TX Permanent School Fund)		2.00%		02/15/16	2,060,000	2,082,646
ULT GO Refunding Bonds Series 2008B (GTY: TX Permanent School Fund)		4.25%		02/15/16	190,000	194,613
ULT GO Refunding Bonds Series 2012 (GTY: TX Permanent School Fund)		0.34%		02/15/16	150,000	149,673
Boerne ISD
ULT GO Refunding Bonds Series 2012 (GTY: TX Permanent School Fund)		3.00%		02/01/16	270,000	274,174
Brazosport ISD
ULT GO & Refunding Bonds Series 2012A (GTY: TX Permanent School Fund)		2.00%		02/15/16	150,000	151,585
Brownsville ISD
ULT GO Bonds Series 2006 (GTY: TX Permanent School Fund)		5.00%		02/15/16	100,000	102,906
Bryan ISD
ULT GO Bonds Series 2015A (GTY: TX Permanent School Fund)		2.00%		02/15/16	4,280,000	4,327,864
Burleson ISD
ULT GO Refunding Bonds Series 2007 (GTY: TX Permanent School Fund)		4.00%		08/01/15	130,000	130,414
Channelview ISD
ULT GO Refunding Bonds Series 2014 (GTY: TX Permanent School Fund)		2.00%		08/15/15	115,000	115,226
Clear Creek ISD
ULT GO & Refunding Bonds Series 2004A (GTY: TX Permanent School Fund)		5.00%		02/15/16	250,000	257,196
ULT GO & Refunding Bonds Series 2008 (GTY: TX Permanent School Fund)		4.00%		02/15/16	200,000	204,541
College Station ISD
ULT GO Bonds Series 2010 (GTY: TX Permanent School Fund)		3.00%		08/15/15	100,000	100,336
Comal ISD
ULT GO Refunding Bonds Series 2012A (GTY: TX Permanent School Fund)		4.00%		02/01/16	1,635,000	1,670,941
Conroe ISD
ULT GO & Refunding Bonds Series 2006 (ESCROW)		5.00%		02/15/16	5,635,000	5,802,754
ULT GO & Refunding Bonds Series 2006 (GTY: TX Permanent School Fund)		5.00%		02/15/16	125,000	128,525
Coppell ISD
ULT GO Bonds Series 2014 (GTY: TX Permanent School Fund)		2.00%		08/15/15	375,000	375,835
Copperas Cove ISD
ULT GO & Refunding Bonds Series 2005 (GTY: TX Permanent School Fund)		4.00%		08/15/15	1,135,000	1,140,372
Crowley ISD
ULT GO Refunding Bonds Series 2015A (GTY: TX Permanent School Fund)		2.00%		08/01/15	655,000	655,882
See financial notes    25

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Crystal City ISD
ULT GO Bonds Series 2015 (GTY: TX Permanent School Fund)	c	2.00%		02/15/16	385,000	388,469
Cuero ISD
ULT GO Bonds Series 2014A (GTY: TX Permanent School Fund)		0.50%		08/15/15	4,720,000	4,722,033
Cypress-Fairbanks ISD
ULT GO & Refunding Bonds Series 2006 (GTY: TX Permanent School Fund)		5.00%		02/15/16	100,000	102,846
ULT GO Refunding Bonds Series 2011 (GTY: TX Permanent School Fund)		4.00%		02/15/16	100,000	102,238
Dallas
Waterworks & Sewer CP Series E (LIQ: JPMorgan Chase Bank, NA)		0.10%		09/03/15	3,610,000	3,610,000
Waterworks & Sewer CP Series E (LIQ: JPMorgan Chase Bank, NA)		0.11%		09/03/15	4,000,000	4,000,000
Waterworks & Sewer System Refunding RB Series 2007		5.00%		10/01/15	300,000	303,600
Waterworks & Sewer System Refunding RB Series 2011		5.00%		10/01/15	175,000	177,018
Dallas Area Rapid Transit
Sr Lien Sales Tax RB Series 2009A		5.00%		12/01/15	1,065,000	1,085,900
Sr Lien Sales Tax Refunding RB Series 2007		5.00%		12/01/15	185,000	188,581
Dallas ISD
ULT GO Bonds Series 2008 (GTY: TX Permanent School Fund)		5.25%		02/15/16	1,125,000	1,159,937
ULT GO Refunding Bonds Series 2011 (GTY: TX Permanent School Fund)		4.00%		02/15/16	525,000	537,077
Deer Park ISD
LT GO Bonds Series 2007 (GTY: TX Permanent School Fund)		5.25%		02/15/16	235,000	242,152
Del Valle ISD
ULT GO Refunding Bonds Series 2010 (GTY: TX Permanent School Fund)		2.38%		02/01/16	200,000	202,300
DeSoto ISD
ULT GO & Refunding Bonds Series 2006 (GTY: TX Permanent School Fund)		4.13%		08/15/15	100,000	100,475
Dumas ISD
ULT GO Refunding Bonds Series 2015 (GTY: TX Permanent School Fund)		2.00%		08/01/15	105,000	105,146
Duncanville ISD
ULT GO Refunding Bonds Series 2006 (GTY: TX Permanent School Fund)		0.31%		02/15/16	300,000	299,401
East Central ISD
ULT GO Refunding Bonds Series 2014 (GTY: TX Permanent School Fund)		2.00%		08/15/15	160,000	160,335
ULT GO Refunding Bonds Series 2015 (GTY: TX Permanent School Fund)		2.00%		08/15/15	135,000	135,260
Edinburg Consolidated ISD
ULT GO Refunding Bonds Series 2012 (GTY: TX Permanent School Fund)		3.00%		02/15/16	1,905,000	1,938,043
El Paso ISD
ULT GO Bonds Series 2007 (GTY: TX Permanent School Fund)		4.25%		08/15/15	200,000	200,943
Forney ISD
ULT GO Refunding Bonds Series 2005 (GTY: TX Permanent School Fund)		4.00%		08/15/15	100,000	100,442
Frenship ISD
ULT GO Bonds Series 2007 (GTY: TX Permanent School Fund)		4.50%		02/15/16	100,000	102,576
Frisco ISD
ULT GO Bonds Series 2013 (GTY: TX Permanent School Fund)		3.00%		08/15/15	1,360,000	1,364,769
Garland
Electric Utility System CP Series 2014 (LOC: Wells Fargo Bank, NA)		0.12%		09/09/15	7,000,000	7,000,000
26    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Garland ISD
ULT GO & Refunding Bonds Series 2015A (GTY: TX Permanent School Fund)		2.00%		02/15/16	5,035,000	5,089,459
ULT GO Refunding Bonds Series 2011A (GTY: TX Permanent School Fund)		0.28%		02/15/16	255,000	254,540
ULT GO Refunding Bonds Series 2011A (GTY: TX Permanent School Fund)		0.29%		02/15/16	1,525,000	1,522,150
ULT GO Refunding Bonds Series 2011A (GTY: TX Permanent School Fund)		0.33%		02/15/16	100,000	99,788
ULT GO Refunding Bonds Series 2011A (GTY: TX Permanent School Fund)		0.44%		02/15/16	125,000	124,650
ULT GO Refunding Bonds Series 2012 (GTY: TX Permanent School Fund)		4.00%		02/15/16	250,000	255,592
Gladewater ISD
ULT GO Bonds Series 2014 (GTY: TX Permanent School Fund)		2.00%		08/15/15	295,000	295,634
Goose Creek Consolidated ISD
ULT GO Refunding Bonds Series 2008 (GTY: TX Permanent School Fund)		5.00%		02/15/16	250,000	257,194
Hallsville ISD
ULT GO Bonds Series 2010A (GTY: TX Permanent School Fund)		4.00%		02/15/16	385,000	393,798
Harris Cnty
GO Refunding Bonds Series 1996		0.25%		10/01/15	700,000	699,560
Road ULT GO Refunding Bonds Series 2014A		5.00%		10/01/15	7,060,000	7,146,302
Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital) Series 2009C1		0.14%		07/07/15	18,000,000	18,000,000
Refunding RB (Methodist Hospital) Series 2009C1		0.14%		08/05/15	14,000,000	14,000,000
Refunding RB (Methodist Hospital) Series 2009C1		0.12%		10/05/15	16,250,000	16,250,000
Refunding RB (Methodist Hospital) Series 2009C1		0.13%		11/04/15	17,100,000	17,099,219
Refunding RB (Methodist Hospital) Series 2009C1		0.14%		12/03/15	37,000,000	37,000,000
Refunding RB (Methodist Hospital) Series 2009C1		0.18%		01/06/16	15,000,000	15,000,000
Refunding RB (Methodist Hospital) Series 2009C2		0.14%		08/05/15	26,480,000	26,480,000
Refunding RB (Methodist Hospital) Series 2009C2		0.14%		08/13/15	13,000,000	13,000,000
Henderson ISD
ULT GO Bonds Series 2007 (GTY: TX Permanent School Fund)		4.00%		08/15/15	100,000	100,466
Houston
Airport System Sr Lien CP Series A&B (LOC: Royal Bank of Canada)		0.13%		09/10/15	15,000,000	15,000,000
Combined Utility System CP Series B4 (LOC: State Street Bank & Trust Co NA)		0.10%		09/10/15	6,450,000	6,450,000
Combined Utility System First Lien Refunding RB Series 2010C		5.00%		11/15/15	5,685,000	5,787,490
Combined Utility System First Lien Refunding RB Series 2011E		5.00%		11/15/15	2,600,000	2,646,534
GO Refunding Bonds Series 2009A		4.00%		03/01/16	100,000	102,397
GO Refunding Bonds Series 2010A		5.00%		03/01/16	150,000	154,595
TRAN Series 2015	c	1.00%		06/30/16	22,000,000	22,154,545
TRAN Series 2015	c	2.00%		06/30/16	15,000,000	15,255,000
TRAN Series 2015	c	2.25%		06/30/16	15,000,000	15,292,200
Houston ISD
LT GO & Refunding Bonds Series 2013A (GTY: TX Permanent School Fund)		4.00%		02/15/16	3,600,000	3,683,651
LT GO Bonds Series 2008 (GTY: TX Permanent School Fund)		5.00%		02/15/16	200,000	205,692
Humble ISD
ULT GO Bonds Series 2011A (GTY: TX Permanent School Fund)		3.00%		02/15/16	100,000	101,684
See financial notes    27

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Irving ISD
ULT GO & Refunding Bonds Series 2006 (GTY: TX Permanent School Fund)		4.25%		02/15/16	130,000	133,071
ULT GO Bonds Series 2010A (GTY: TX Permanent School Fund)		4.00%		02/15/16	180,000	184,102
ULT GO Refunding Bonds Series 1997A (GTY: TX Permanent School Fund)		0.26%		02/15/16	1,000,000	998,368
ULT GO Refunding Bonds Series 2015 (GTY: TX Permanent School Fund)		0.34%		02/15/16	125,000	124,728
Jim Hogg ISD
ULT GO Bonds Series 2014 (GTY: TX Permanent School Fund)		2.00%		08/15/15	670,000	671,478
Judson ISD
ULT GO Refunding Bonds Series 2007 (GTY: TX Permanent School Fund)		5.00%		02/01/16	135,000	138,656
Katy ISD
ULT GO Refunding Bonds Series 2010A (GTY: TX Permanent School Fund)		4.00%		02/15/16	1,500,000	1,534,522
Keller ISD
ULT GO & Refunding Bonds Series 1996A (GTY: TX Permanent School Fund)		0.29%		08/15/15	100,000	99,964
ULT GO Bonds Series 2007 (GTY: TX Permanent School Fund)		5.50%		08/15/15	625,000	629,025
ULT GO Refunding Bonds Series 2015A (GTY: TX Permanent School Fund)		0.31%		08/15/15	1,885,000	1,884,260
ULT GO Refunding Bonds Series 2015A (GTY: TX Permanent School Fund)		0.34%		02/15/16	1,075,000	1,072,657
Kerrville ISD
ULT GO Refunding Bonds Series 2004 (GTY: TX Permanent School Fund)		5.00%		08/15/15	250,000	251,409
Killeen ISD
ULT GO Refunding Bonds Series 2015 (GTY: TX Permanent School Fund)		2.00%		08/15/15	305,000	305,682
Klein ISD
ULT GO & Refunding Bonds Series 2008A (GTY: TX Permanent School Fund)		5.00%		08/01/15	100,000	100,394
ULT GO Bonds Series 2006 (GTY: TX Permanent School Fund)		5.50%		08/01/15	100,000	100,437
ULT GO Refunding Bonds Series 2005A (GTY: TX Permanent School Fund)		3.88%		08/01/15	500,000	501,505
La Joya ISD
ULT GO Bonds Series 2006 (GTY: TX Permanent School Fund)		5.00%		02/15/16	200,000	205,747
La Porte ISD
ULT GO Bonds Series 2014 (GTY: TX Permanent School Fund)		3.00%		02/15/16	205,000	208,388
Lake Worth ISD
ULT GO Refunding Bonds Series 2015 (GTY: TX Permanent School Fund)		0.31%		02/15/16	820,000	818,365
Lampasas ISD
LT GO Bonds Series 2007 (GTY: TX Permanent School Fund)		4.25%		02/15/16	585,000	599,162
Laredo ISD
ULT GO Refunding Bonds Series 2005 (GTY: TX Permanent School Fund)		5.00%		08/01/15	125,000	125,481
Leander ISD
ULT GO Refunding Bonds Series 2010 (GTY: TX Permanent School Fund)		0.25%		08/15/15	100,000	99,969
ULT GO Refunding Bonds Series 2010 (GTY: TX Permanent School Fund)		0.28%		08/15/15	115,000	114,960
ULT GO Refunding Bonds Series 2010 (GTY: TX Permanent School Fund)		0.41%		08/15/15	360,000	359,814
28    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Levelland ISD
ULT GO Bonds Series 2013 (GTY: TX Permanent School Fund)		4.00%		02/15/16	600,000	613,507
ULT GO Refunding Bonds Series 2012 (GTY: TX Permanent School Fund)		0.34%		02/15/16	100,000	99,782
Lewisville ISD
ULT GO Bonds Series 2013E (GTY: TX Permanent School Fund)		3.00%		08/15/15	125,000	125,399
ULT GO Refunding Bonds Series 2006 (GTY: TX Permanent School Fund)		4.25%		08/15/15	100,000	100,484
Los Fresnos Consolidated ISD
ULT GO Refunding Bonds Series 2006 (GTY: TX Permanent School Fund)		4.00%		08/15/15	250,000	251,146
Lower Neches Valley Auth
Pollution Control RB (Chevron USA) Series 1987		0.09%		08/17/15	17,660,000	17,660,000
Lubbock Health Facilities Development Corp
Refunding RB (St Joseph Health) Series 2008B		5.00%		07/01/15	2,000,000	2,000,000
Lubbock ISD
ULT GO Refunding Bonds Series 2011 (GTY: TX Permanent School Fund)		5.00%		02/15/16	185,000	190,366
Lubbock-Cooper ISD
ULT GO Bonds Series 2014 (GTY: TX Permanent School Fund)		3.00%		02/15/16	335,000	340,491
Manor ISD
ULT GO Bonds Series 2014 (GTY: TX Permanent School Fund)		2.00%		08/01/15	1,800,000	1,802,808
Mansfield ISD
ULT GO Bonds Series 2006 (GTY: TX Permanent School Fund)		5.00%		02/15/16	1,000,000	1,029,584
ULT GO Refunding Bonds Series 2006 (GTY: TX Permanent School Fund)		5.00%		02/15/16	130,000	133,842
Mathis ISD
ULT GO & Refunding Bonds Series 2010 (GTY: TX Permanent School Fund)		2.00%		08/15/15	125,000	125,268
McKinney ISD
GO ULT Bonds Series 2008 (GTY: TX Permanent School Fund)		6.00%		02/15/16	1,475,000	1,527,892
Mesquite ISD
ULT GO Refunding Bonds Series 2014B (GTY: TX Permanent School Fund)		5.00%		08/15/15	4,765,000	4,793,595
Midland ISD
ULT GO Bonds Series 2014 (GTY: TX Permanent School Fund)		3.00%		02/15/16	405,000	411,972
Midway ISD
ULT GO Refunding Bonds Series 2015 (GTY: TX Permanent School Fund)		2.00%		08/01/15	270,000	270,398
Mineral Wells ISD
ULT GO & Refunding Bonds Series 2006 (GTY: TX Permanent School Fund)		5.00%		02/15/16	500,000	514,397
Mission Consolidated ISD
ULT GO Refunding Bonds Series 2014A (GTY: TX Permanent School Fund)		2.00%		02/15/16	650,000	657,112
North East ISD
ULT GO & Refunding Bonds Series 2012 (GTY: TX Permanent School Fund)		5.00%		08/01/15	1,000,000	1,004,126
ULT GO Bonds Series 2007A (GTY: TX Permanent School Fund)		0.22%		08/01/15	500,000	499,907
ULT GO Bonds Series 2007A (GTY: TX Permanent School Fund)		0.31%		08/01/15	130,000	129,966
ULT GO Bonds Series 2007A (GTY: TX Permanent School Fund)		0.39%		08/01/15	500,000	499,830
Northside ISD
ULT GO Bonds Series 2015 (GTY: TX Permanent School Fund)	c	0.50%		08/15/15	2,430,000	2,430,923
ULT GO Refunding Bonds Series 2010 (GTY: TX Permanent School Fund)		3.50%		02/15/16	150,000	152,947
See financial notes    29

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
ULT GO Refunding Bonds Series 2013 (GTY: TX Permanent School Fund)		5.00%		02/15/16	1,000,000	1,029,702
ULT GO Refunding Bonds Series 2014A (GTY: TX Permanent School Fund)		4.00%		02/15/16	470,000	480,602
Northwest ISD
ULT GO Refunding Bonds Series 2006 (GTY: TX Permanent School Fund)		5.00%		02/15/16	1,000,000	1,029,636
Pasadena ISD
ULT GO Refunding Bonds Series 2012D (GTY: TX Permanent School Fund)		4.00%		02/15/16	300,000	306,667
Pflugerville ISD
ULT GO Refunding Bonds Series 2005 (GTY: TX Permanent School Fund)		5.25%		08/15/15	400,000	402,476
Plano
GO Refunding Bonds Series 2011		4.00%		09/01/15	1,000,000	1,006,312
Plano ISD
GO ULT Bonds Series 2006 (GTY: TX Permanent School Fund)		5.75%		02/15/16	100,000	103,322
ULT GO Bonds Series 2013 (GTY: TX Permanent School Fund)		5.00%		02/15/16	125,000	128,646
ULT GO Refunding Bonds Series 2006 (GTY: TX Permanent School Fund)		4.25%		02/15/16	300,000	307,285
ULT GO Refunding Bonds Series 2008 (GTY: TX Permanent School Fund)		5.00%		02/15/16	100,000	102,895
ULT GO Refunding Bonds Series 2010 (GTY: TX Permanent School Fund)		5.00%		02/15/16	250,000	257,231
ULT GO Refunding Bonds Series 2012A (GTY: TX Permanent School Fund)		2.00%		02/15/16	200,000	202,052
Port Neches-Groves ISD
ULT GO Refunding Bonds Series 2010 (GTY: TX Permanent School Fund)		4.00%		02/15/16	100,000	102,271
Prosper ISD
ULT GO Refunding Bonds Series 2015 (GTY: TX Permanent School Fund)		2.00%		02/15/16	150,000	151,445
Raymondville ISD
ULT GO Refunding Bonds Series 2014 (GTY: TX Permanent School Fund)		2.00%		02/15/16	200,000	202,112
Richardson ISD
ULT GO Bonds Series 2010 (GTY: TX Permanent School Fund)		4.00%		02/15/16	100,000	102,213
ULT GO Refunding Bonds Series 2006A (GTY: TX Permanent School Fund)		4.00%		02/15/16	250,000	255,585
Rio Hondo ISD
ULT GO Refunding Bonds Series 2014 (GTY: TX Permanent School Fund)		2.00%		02/15/16	140,000	141,438
Rockwall ISD
ULT GO Refunding Bonds Series 2006A (GTY: TX Permanent School Fund)		0.36%		02/15/16	100,000	99,770
San Antonio
Electric & Gas Systems CP Series A (LIQ: JPMorgan Chase Bank, NA)		0.08%		08/06/15	16,500,000	16,500,000
Electric & Gas Systems CP Series A (LIQ: JPMorgan Chase Bank, NA)		0.09%		09/01/15	11,540,000	11,540,000
Electric & Gas Systems CP Series A (LIQ: JPMorgan Chase Bank, NA)		0.09%		09/03/15	21,460,000	21,460,000
Electric & Gas Systems CP Series C (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.09%		09/01/15	2,500,000	2,500,000
Electric & Gas Systems CP Series C (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.09%		09/03/15	16,750,000	16,750,000
Electric & Gas Systems Refunding RB New Series 2006B		5.00%		02/01/16	790,000	811,687
30    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Electric & Gas Systems Refunding RB New Series 2008A		5.50%		02/01/16	505,000	520,227
Electric & Gas Systems Refunding RB New Series 2009A		5.00%		02/01/16	100,000	102,726
Electric & Gas Systems Refunding RB New Series 2011		5.00%		02/01/16	375,000	385,059
General Improvement Bonds Series 2008		5.00%		08/01/15	100,000	100,383
Tax & Revenue COP Series 2007		5.00%		08/01/15	2,200,000	2,208,899
Tax & Revenue COP Series 2011		4.00%		08/01/15	500,000	501,636
Water System CP Series A (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.11%		07/06/15	15,000,000	15,000,000
Water System Refunding RB Series 2009		4.00%		05/15/16	500,000	515,911
San Antonio ISD
ULT GO Refunding Bonds Series 2011 (GTY: TX Permanent School Fund)		5.00%		08/15/15	1,000,000	1,005,826
San Benito Consolidated ISD
ULT GO Bonds Series 2008 (GTY: TX Permanent School Fund)		3.50%		02/15/16	190,000	193,680
ULT GO Refunding Bonds Series 2014 (GTY: TX Permanent School Fund)		4.00%		02/15/16	225,000	230,112
Seguin ISD
ULT GO Bonds Series 2008 (GTY: TX Permanent School Fund)		0.21%		08/15/15	2,055,000	2,054,466
Seminole ISD
ULT GO Bonds Series 2007A (GTY: TX Permanent School Fund)		5.00%		02/15/16	900,000	926,196
Sherman ISD
ULT GO Refunding Bonds Series 2014 (GTY: TX Permanent School Fund)		3.00%		02/15/16	500,000	508,080
Socorro ISD
ULT GO Bonds Series 2005A (GTY: TX Permanent School Fund)		5.00%		08/15/15	1,000,000	1,005,841
Southwest ISD
ULT GO & Refunding Bonds Series 2014 (GTY: TX Permanent School Fund)		3.00%		02/01/16	300,000	304,765
Spring ISD
ULT GO & Refunding Bonds Series 2008A (GTY: TX Permanent School Fund)		5.00%		08/15/15	500,000	502,929
ULT GO Bonds Series 2009 (GTY: TX Permanent School Fund)		3.00%		08/15/15	500,000	501,708
Springtown ISD
ULT GO Refunding Bonds Series 2015 (GTY: TX Permanent School Fund)		2.00%		08/15/15	170,000	170,353
Temple ISD
ULT GO Refunding Bonds Series 2005 (GTY: TX Permanent School Fund)		5.00%		08/15/15	300,000	301,763
ULT GO Refunding Bonds Series 2015 (GTY: TX Permanent School Fund)		2.00%		08/15/15	145,000	145,291
Texas
College Student Loan GO Refunding Bonds Series 2011B		5.00%		08/01/15	1,000,000	1,004,130
GO Bonds Series 2011A (LIQ: Wells Fargo Bank, NA)	a,b	0.18%		07/09/15	17,550,000	17,550,000
TRAN Series 2014	d	1.50%		08/31/15	266,075,000	266,681,312
Texas A&M Univ
Financing System RB Series 2013A		4.00%		05/15/16	3,250,000	3,355,477
Texas Public Finance Auth
GO & Refunding Bonds Series 2011		5.00%		10/01/15	350,000	354,192
GO CP Series 2008		0.08%		07/08/15	20,000,000	20,000,000
GO Refunding Bonds Series 2010B		5.00%		10/01/15	175,000	177,086
GO Refunding Bonds Series 2013		4.00%		10/01/15	200,000	201,907
Texas Tech Univ
Revenue Financing System Refunding & Improvement Bonds 14th Series 2012A		3.00%		08/15/15	1,500,000	1,505,166
See financial notes    31

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Texas Transportation Commission
GO Mobility Fund Bonds Series 2006		5.00%		04/01/16	750,000	776,196
State Highway Fund First Tier RB Series 2006A		4.50%		04/01/16	1,000,000	1,031,775
Tyler ISD
ULT GO Bonds Series 2007 (GTY: TX Permanent School Fund)		5.00%		02/15/16	100,000	102,892
United ISD
ULT GO Refunding Bonds Series 2011 (GTY: TX Permanent School Fund)		4.00%		08/15/15	125,000	125,576
Univ of Texas
Revenue Financing CP Series A		0.08%		09/08/15	10,000,000	10,000,000
Revenue Financing CP Series A		0.08%		09/22/15	13,700,000	13,700,000
Revenue Financing System Bonds Series 2008A		5.00%		08/15/15	1,440,000	1,448,393
Revenue Financing System Bonds Series 2010A		3.00%		08/15/15	250,000	250,844
Revenue Financing System Refunding Bonds Series 2002B		5.25%		08/15/15	1,300,000	1,308,245
Revenue Financing System Refunding Bonds Series 2006C		5.00%		08/15/15	1,780,000	1,790,524
Victoria ISD
ULT GO Bonds Series 2007 (GTY: TX Permanent School Fund)		4.50%		02/15/16	220,000	225,683
Waco ISD
ULT GO Refunding Bonds Series 2015 (GTY: TX Permanent School Fund)		2.00%		08/15/15	100,000	100,198
Waxahachie ISD
ULT GO Refunding Bonds Series 2015 (GTY: TX Permanent School Fund)		5.50%		08/15/15	410,000	412,607
West Rusk ISD
ULT GO Bonds Series 2012 (GTY: TX Permanent School Fund)		0.36%		02/15/16	100,000	99,770
White Settlement ISD
ULT GO Refunding Bonds Series 2011 (GTY: TX Permanent School Fund)		0.25%		08/15/15	175,000	174,946
Ysleta ISD
ULT GO Bonds Series 2005 (GTY: TX Permanent School Fund)		5.00%		08/15/15	750,000	754,262
ULT GO Refunding Bonds Series 2012 (GTY: TX Permanent School Fund)		3.00%		08/15/15	875,000	878,017
						838,321,513
Utah 0.4%
Intermountain Power Agency
CP Series B1&B2 (LIQ: JPMorgan Chase Bank, NA)		0.11%		09/09/15	15,500,000	15,500,000
CP Series B1&B2 (LIQ: JPMorgan Chase Bank, NA)		0.09%		09/10/15	24,860,000	24,860,000
Riverton
RB (IHC Health Services) Series 2009		5.00%		08/15/15	2,050,000	2,062,105
Salt Lake Cnty
Sales Tax RB Series 2005 (ESCROW)		5.00%		08/01/15	4,100,000	4,116,678
						46,538,783
Virginia 0.4%
Metropolitan Washington Airports Auth
Airport System RB Series 2007B		5.00%		10/01/15	1,500,000	1,518,109
Airport System RB Series 2009C		5.00%		10/01/15	1,500,000	1,518,178
Airport System Refunding RB Series 2007A		5.00%		10/01/15	1,000,000	1,011,871
Airport System Refunding RB Series 2010B		3.00%		10/01/15	200,000	201,274
Airport System Refunding RB Series 2010B		5.00%		10/01/15	7,500,000	7,591,208
Airport System Refunding RB Series 2011D		3.00%		10/01/15	140,000	140,961
32    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Airport System Refunding RB Series 2012B		3.00%		10/01/15	120,000	120,771
Second Sr Lien CP (Dulles Toll Road) Series One (LOC: JPMorgan Chase Bank, NA)		0.09%		08/05/15	15,000,000	15,000,000
Virginia
GO Bonds Series 2015A		2.00%		06/01/16	580,000	589,013
Virginia College Building Auth
Educational Facilities RB Series 2011A		5.00%		09/01/15	7,435,000	7,495,875
Virginia Transportation Board
Transportation RB Series 2011		5.00%		05/15/16	12,170,000	12,665,972
						47,853,232
Washington 1.1%
Auburn SD No. 408
ULT GO & Refunding Bonds Series 2014 (GTY: Washington)		3.00%		12/01/15	1,845,000	1,866,740
Bellevue SD No. 405
ULT GO Bonds 2013 (GTY: Washington)		3.00%		12/01/15	135,000	136,535
Bethel SD No. 403
ULT GO Bonds 2006 (GTY: Washington)		5.00%		12/01/15	100,000	101,888
ULT GO Refunding Bonds 2010 (GTY: Washington)		3.00%		12/01/15	100,000	101,083
Burlington-Edison SD No. 100
ULT GO Refunding Bonds Series 2009 (GTY: Washington)		4.00%		12/01/15	150,000	152,282
Camas SD No. 117
ULT GO Bonds 2007 (GTY: Washington)		4.50%		12/01/15	100,000	101,729
Central Puget Sound Regional Transit Auth
Sales Tax & Motor Vehicle Excise Tax Bonds Series 1999		5.25%		02/01/16	260,000	267,458
Sales Tax & Motor Vehicle Excise Tax Bonds Series 2009P1		5.00%		02/01/16	5,720,000	5,880,338
Evergreen SD No. 114
ULT GO Refunding Bonds 2005 (GTY: Washington)		5.00%		12/01/15	1,500,000	1,529,396
ULT GO Refunding Bonds 2010 (GTY: Washington)		4.00%		12/01/15	400,000	405,980
ULT GO Refunding Bonds 2011 (GTY: Washington)		2.50%		06/01/16	710,000	723,485
Federal Way SD No. 210
ULT GO Bonds 2008 (GTY: Washington)		5.00%		12/01/15	225,000	229,309
ULT GO Refunding Bonds 2006 (GTY: Washington)		5.00%		12/01/15	100,000	101,969
Ferndale SD No. 502
ULT GO & Refunding Bonds 2006 (GTY: Washington)		5.00%		12/01/15	170,000	173,336
Fife SD No. 417
ULT GO Refunding Bonds 2007 (GTY: Washington)		5.00%		12/01/15	100,000	101,933
Highland SD No. 203
ULT GO Refunding Bonds 2009 (GTY: Washington)		4.00%		12/01/15	100,000	101,488
Kelso SD No. 458
ULT GO Refunding Bonds 2014 (GTY: Washington)		2.00%		12/01/15	100,000	100,713
Kennewick SD No. 17
ULT GO Bonds 2009 (GTY: Washington)		4.00%		12/01/15	150,000	152,250
Kent SD No. 415
ULT GO Bonds Series 2006 (GTY: Washington)		4.00%		12/01/15	1,130,000	1,148,041
ULT GO Refunding Bonds Series 2001B (GTY: Washington)		5.50%		06/01/16	350,000	366,081
ULT GO Refunding Bonds Series 2005 (GTY: Washington)		5.00%		12/01/15	150,000	152,971
King Cnty
LT GO Bonds Series 2009		5.00%		01/01/16	3,160,000	3,236,293
LT GO Refunding Bonds Series 2010A		5.00%		06/01/16	340,000	354,282
Sewer Refunding & RB Series 2011B		5.00%		01/01/16	700,000	716,897
La Center SD No. 101
ULT GO Refunding Bonds 2010 (GTY: Washington)		3.00%		12/01/15	100,000	101,141
See financial notes    33

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Lake Washington SD No. 414
ULT GO Bonds 2012 (GTY: Washington)		4.00%		12/01/15	140,000	142,154
ULT GO Refunding Bonds 2015 (GTY: Washington)		4.00%		06/01/16	6,795,000	7,023,834
Mount Vernon SD No. 320
ULT GO Refunding Bonds Series 2005 (GTY: Washington)		3.75%		12/01/15	250,000	253,507
Port of Seattle
Intermediate Lien Refunding RB Series 2010C		5.00%		02/01/16	1,000,000	1,027,670
Intermediate Lien Refunding RB Series 2012A		3.00%		08/01/15	750,000	751,749
Intermediate Lien Refunding RB Series 2012B		3.00%		08/01/15	2,650,000	2,656,272
LT GO Refunding Bonds Series 2011		5.00%		12/01/15	100,000	101,945
RB Series 2007B (LIQ: Wells Fargo Bank, NA)	a,b	0.18%		07/08/15	5,565,000	5,565,000
Port of Tacoma
Sub Lien Revenue CP Series 2002A&B (LOC: Bank of America, NA)		0.12%		08/03/15	75,000,000	75,000,000
Richland School District No. 400
ULT GO Refunding Bonds 2010 (GTY: Washington)		3.50%		12/01/15	400,000	405,155
Riverview SD No. 407
ULT GO Refunding Bonds 2015 (GTY: Washington)		2.00%		12/01/15	175,000	176,218
Shoreline SD No. 412
ULT GO & Refunding Bonds 2013 (GTY: Washington)		3.00%		12/01/15	250,000	252,825
Snohomish SD No. 201
ULT GO Refunding Bonds 2011 (GTY: Washington)		5.00%		12/01/15	1,860,000	1,896,877
Snoqualmie Valley SD No. 410
ULT GO Refunding Bonds 2015 (GTY: Washington)		2.00%		12/01/15	2,445,000	2,462,885
Sumner SD No. 320
ULT GO Refunding Bonds 2004 (GTY: Washington)		4.00%		12/01/15	100,000	101,496
ULT GO Refunding Bonds Series 2015 (GTY: Washington)		3.00%		12/01/15	2,845,000	2,877,846
Tacoma SD No. 10
ULT GO & Refunding Bonds Series 2005A (GTY: Washington)		5.00%		12/01/15	400,000	407,754
ULT GO Refunding Bonds Series 2012 (GTY: Washington)		3.00%		12/01/15	525,000	531,045
Univ of Washington
General Revenue CP Series A		0.12%		11/04/15	5,000,000	5,000,000
Walla Walla SD No. 140
ULT GO Bonds Series 2007 (GTY: Washington)		4.13%		12/01/15	125,000	126,934
Washington
COP Series 2010D		4.00%		01/01/16	100,000	101,860
COP Series 2012B		4.00%		07/01/15	2,335,000	2,335,000
GO Bonds Series 2006D		5.00%		01/01/16	100,000	102,298
GO Bonds Series 2007A		5.00%		07/01/15	830,000	830,000
GO Bonds Series 2007C		5.00%		01/01/16	105,000	107,470
GO Bonds Series 2008A		5.00%		07/01/15	145,000	145,000
GO Bonds Series 2008B		5.00%		07/01/16	155,000	161,842
GO Bonds Series 2009C		5.00%		02/01/16	225,000	231,108
GO Bonds Series 2009E		5.00%		02/01/16	155,000	159,159
GO Bonds Series 2010C		5.00%		08/01/15	1,250,000	1,255,100
GO Bonds Series R2013A		5.00%		07/01/16	1,000,000	1,046,504
GO Refunding Bonds Series R 2010A		5.00%		01/01/16	355,000	363,289
GO Refunding Bonds Series R2006A		5.00%		07/01/15	1,190,000	1,190,000
GO Refunding Bonds Series R2010B		5.00%		01/01/16	1,630,000	1,668,855
GO Refunding Bonds Series R2011A		5.00%		01/01/16	650,000	665,623
Motor Vehicle Fuel Tax GO Bonds Series 2005C		0.47%		06/01/16	200,000	199,123
Motor Vehicle Fuel Tax GO Bonds Series 2006B		5.00%		07/01/15	200,000	200,000
34    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Motor Vehicle Fuel Tax GO Bonds Series 2007D		4.50%		01/01/16	115,000	117,451
Motor Vehicle Fuel Tax GO Bonds Series 2008D		5.00%		01/01/16	395,000	404,214
Motor Vehicle Fuel Tax GO Refunding Bonds Series R2011C		4.00%		07/01/15	1,230,000	1,230,000
Washington Health Care Facilities Auth
RB (MultiCare Health) Series 2015B		2.00%		08/15/15	2,060,000	2,064,489
RB (Providence Health & Services) Series 2011B		5.00%		10/01/15	825,000	834,757
RB (Providence Health & Services) Series 2012A		4.00%		10/01/15	110,000	111,004
Refunding RB (Seattle Children's Hospital) Series 2010B		5.00%		10/01/15	1,490,000	1,507,864
West Valley SD No. 208
ULT GO Bonds Series 2007 (GTY: Washington)		5.00%		12/01/15	100,000	101,950
						142,198,744
Wisconsin 1.0%
Wisconsin
GO Bonds Series 2006A (ESCROW)		5.00%		05/01/16	1,600,000	1,662,240
Transportation RB Series 2005B (ESCROW)		4.10%		07/01/15	6,940,000	6,940,000
Wisconsin Health & Educational Facilities Auth
RB (Aurora Health Care) Series 2008A (LOC: JPMorgan Chase Bank, NA)		0.10%		08/05/15	25,000,000	25,000,000
RB (Aurora Health Care) Series 2008B (LOC: JPMorgan Chase Bank, NA)		0.10%		10/05/15	10,000,000	10,000,000
RB (Aurora Health Care) Series 2008B (LOC: JPMorgan Chase Bank, NA)		0.14%		11/04/15	40,000,000	40,000,000
RB (Aurora Health Care) Series 2010C (LOC: Bank of America, NA)		0.09%		09/04/15	34,925,000	34,925,000
Refunding RB (Hospital Sisters Services) Series 2014A		5.00%		11/15/15	1,000,000	1,017,873
						119,545,113
Total Fixed-Rate Securities
(Cost $4,007,012,232)						4,007,012,232

Variable-Rate Securities 70.9% of net assets
Alabama 2.3%
Alabama
GO Refunding Bonds Series 2014A (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/15	11,695,000	11,695,000
Alabama HFA
Collateralized S/F Mortgage RB Series 2006 D&F (LIQ: Citibank, NA)	a	0.17%		07/07/15	5,485,000	5,485,000
M/F Housing RB (Chapel Ridge Apts) Series 2005E (LOC: Freddie Mac)		0.13%		07/07/15	11,000,000	11,000,000
M/F Housing Refunding RB (Hunter Ridge Apts) Series 2005F (LOC: Freddie Mac)		0.13%		07/07/15	10,550,000	10,550,000
Alabama Municipal Funding Corp
Notes Series 2006 (LOC: US Bank, NA)		0.08%		07/07/15	15,910,000	15,910,000
Notes Series 2008A, 2009B&2010A (LOC: US Bank, NA)		0.08%		07/07/15	3,715,000	3,715,000
Birmingham IDB
RB (Culton Properties) Series 2009A (LOC: Federal Home Loan Bank)		0.14%		07/07/15	1,745,000	1,745,000
Birmingham Water Works Board
Water Refunding RB Series 2015A (LIQ: Royal Bank of Canada)	a	0.14%		07/07/15	20,000,000	20,000,000
Columbia IDB
Pollution Control Refunding RB (AL Power) Series 2014D		0.10%		07/07/15	10,000,000	10,000,000
See financial notes    35

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Hoover
Sewer GO Warrants Series 2007 (LIQ: US Bank, NA)	a	0.07%		07/07/15	11,715,000	11,715,000
Millport IDA
IDRB (Steel Dust Recycling) Series 2011 (LOC: Citibank, NA)		0.12%		07/07/15	10,000,000	10,000,000
RB (Steel Dust Recycling) Series 2007 (LOC: Comerica Bank)		0.12%		07/07/15	5,040,000	5,040,000
Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2010B (LOC: Swedbank AB)		0.10%		07/07/15	40,000,000	40,000,000
Recovery Zone Facility RB (SSAB Alabama) Series 2010A (LOC: Swedbank AB)		0.10%		07/07/15	30,000,000	30,000,000
Mobile IDB
Pollution Control Refunding RB (AL Power) Series 1993A		0.10%		07/07/15	12,100,000	12,100,000
RB (AL Power) Series 2001B		0.04%		07/01/15	2,750,000	2,750,000
Montgomery Downtown Redevelopment Auth
RB (Southern Poverty Law Center) Series 2013		0.11%		07/07/15	15,000,000	15,000,000
Tuscaloosa Cnty IDA
Gulf Opportunity Zone Bonds (Hunt Refining) Series 2008C (LOC: Bank of Nova Scotia)		0.07%		07/07/15	27,000,000	27,000,000
Univ of South Alabama
Tuition Refunding RB Series 2006 (GTY/LIQ: US Bank, NA)	a	0.08%		07/07/15	37,620,000	37,620,000
West Jefferson IDB
Solid Waste Disposal RB (AL Power) Series 2008		0.04%		07/01/15	2,890,000	2,890,000
						284,215,000
Alaska 0.5%
Alaska Housing Finance Corp
Home Mortgage RB Series 2002A (LIQ: JPMorgan Chase Bank, NA)		0.11%		07/01/15	24,965,000	24,965,000
State Capital Bonds Series 2006A (LIQ: US Bank, NA)	a	0.08%		07/07/15	26,925,000	26,925,000
Alaska Student Loan Corp
Education Loan Refunding RB Sr Series 2012B1 (LOC: State Street Bank & Trust Co NA)		0.09%		07/07/15	13,580,000	13,580,000
Valdez
Marine Terminal Refunding RB (ExxonMobil) Series 2001		0.02%		07/01/15	2,800,000	2,800,000
						68,270,000
Arizona 0.1%
Maricopa Cnty IDA
M/F RB (Gran Victoria Housing) Series 2000A (LOC: Fannie Mae)		0.08%		07/07/15	9,530,000	9,530,000
Solid Waste Disposal RB (Michael Pylman Dairy) Series 2005 (LOC: CoBank, ACB)		0.13%		07/07/15	6,750,000	6,750,000
Sr Living Facilities Refunding RB Series 2005A (LOC: Fannie Mae)		0.06%		07/07/15	2,715,000	2,715,000
						18,995,000
Arkansas 0.1%
Pulaski Cnty Public Facilities Board
M/F Housing Refunding RB (Markham Oaks & Indian Hills Apts) Series 2005 (LOC: Federal Home Loan Bank)		0.09%		07/07/15	5,800,000	5,800,000
M/F Housing Refunding RB (Waterford & Bowman Heights Apts) Series 2012 (LOC: Federal Home Loan Bank)		0.09%		07/07/15	6,930,000	6,930,000
						12,730,000
36    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
California 1.5%
Alameda Cnty IDA
RB (Golden West Paper Converting Corp) Series 2008A (LOC: Bank of the West)		0.14%		07/07/15	3,315,000	3,315,000
RB (Heat & Control) Series 1995A (LOC: Comerica Bank)		0.07%		07/07/15	2,900,000	2,900,000
California
GO Refunding Bonds (GTY/LIQ: Wells Fargo & Co)	a	0.08%		07/07/15	13,610,000	13,610,000
California Educational Facilities Auth
RB (California Institute of Technology) Series 2009 (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/15	3,300,000	3,300,000
California HFA
Home Mortgage RB Series 2007K (LOC: Fannie Mae; Freddie Mac)		0.11%		07/07/15	20,000,000	20,000,000
California Pollution Control Financing Auth
RB (Hilmar Cheese) Series 2010 (LOC: CoBank, ACB)		0.09%		07/07/15	4,410,000	4,410,000
Solid Waste Disposal RB (EDCO Disposal) Series 2004A (LOC: Wells Fargo Bank, NA)		0.12%		07/07/15	1,370,000	1,370,000
Solid Waste Disposal RB (Garaventa Enterprises) Series 2008A (LOC: Wells Fargo Bank, NA)		0.12%		07/07/15	2,500,000	2,500,000
Solid Waste Disposal RB (MarBorg Industries) Series 2002 (LOC: MUFG Union Bank, NA)		0.12%		07/07/15	1,700,000	1,700,000
Solid Waste Disposal RB (Santa Clara Valley Industries) Series 1998A (LOC: Comerica Bank)		0.16%		07/07/15	195,000	195,000
California State Univ
RB Series 2005C (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.08%		07/07/15	16,655,000	16,655,000
California Statewide Communities Development Auth
M/F Housing RB (Glen Haven Apts) Series 2002AA (LOC: Fannie Mae)		0.07%		07/07/15	7,000,000	7,000,000
Contra Costa Cnty
M/F Mortgage RB (El Cerrito Royale) Series 1987A (LOC: Bank of America, NA)		0.16%		07/07/15	3,900,000	3,900,000
Delano
COP (Delano Regional Medical Center) (LOC: Comerica Bank)		0.16%		07/07/15	7,740,000	7,740,000
East Bay Municipal Utility District
Water System Refunding RB Series 2012A (LIQ: Citibank, NA)	a	0.08%		07/07/15	6,600,000	6,600,000
Water System Sub RB Series 2005A (LIQ: Citibank, NA)	a	0.08%		07/07/15	20,830,000	20,830,000
Foothill-DeAnza CCD
GO Bonds Series A (LIQ: Deutsche Bank AG)	a	0.13%		07/07/15	10,832,000	10,832,000
Hartnell CCD
GO Bonds Series D (GTY/LIQ: Wells Fargo & Co)	a	0.09%		07/07/15	9,690,000	9,690,000
Huntington Park Redevelopment Agency
M/F Housing RB (Casa Rita Apts) Series 1994A (LOC: Wells Fargo Bank, NA)		0.10%		07/07/15	4,600,000	4,600,000
Los Angeles Dept of Water & Power
Water System RB Series 2006A2 (LIQ: Citibank, NA)	a	0.06%		07/01/15	500,000	500,000
Los Angeles Municipal Improvement Corp
Lease RB Series 2006A (GTY/LIQ: Wells Fargo & Co)	a	0.09%		07/07/15	19,960,000	19,960,000
Newport-Mesa USD
GO Bonds Series 2007 (LIQ: Deutsche Bank AG)	a	0.15%		07/07/15	10,000,000	10,000,000
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2007B (LIQ: Citibank, NA)	a	0.08%		07/07/15	9,900,000	9,900,000
San Jose
M/F Housing RB (Cinnabar Commons) Series 2003C (LOC: Freddie Mac)		0.07%		07/07/15	8,500,000	8,500,000
See financial notes    37

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
San Mateo Cnty CCD
GO Bonds Series 2005B (LIQ: Wells Fargo & Co)	a	0.08%		07/07/15	735,000	735,000
Southern California Public Power Auth
Refunding RB (Magnolia Power) Series 2009-2 (LOC: Wells Fargo Bank, NA)		0.06%		07/07/15	600,000	600,000
						191,342,000
Colorado 2.1%
Broomfield Urban Renewal Auth
Tax Increment RB Series 2005 (LOC: BNP Paribas)		0.13%		07/07/15	20,630,000	20,630,000
Colorado Health Facilities Auth
RB (Sisters of Charity of Leavenworth Health System) Series 2013A (LIQ: Citibank, NA)	a	0.10%		07/07/15	3,700,000	3,700,000
RB (Sisters of Charity of Leavenworth Health System) Series 2013A (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/15	15,500,000	15,500,000
Colorado Housing & Finance Auth
S/F Mortgage Class I Bonds Series 2006A3 (LIQ: Federal Home Loan Bank)		0.08%		07/07/15	25,275,000	25,275,000
S/F Mortgage Class I Bonds Series 2007A2 (LIQ: Federal Home Loan Bank)		0.08%		07/07/15	8,300,000	8,300,000
S/F Mortgage Class II Bonds Series 2007B3 (LIQ: Royal Bank of Canada)		0.08%		07/07/15	30,100,000	30,100,000
S/F Mortgage Class II Bonds Series 2013B (LIQ: Royal Bank of Canada)		0.05%		07/07/15	17,900,000	17,900,000
Colorado Springs
Utilities System RB Series 2013B1&B2 (LIQ: Barclays Bank Plc)	a	0.12%		07/07/15	6,875,000	6,875,000
Dawson Ridge Metropolitan District No.1
LT Refunding Bonds Series 1992A (ESCROW/LIQ: Wells Fargo & Co)	a	0.08%		07/07/15	10,240,000	10,240,000
Denver
Airport System RB Bonds Series 2008C2&C3 (GTY/LIQ: Royal Bank of Canada)	a,d	0.09%		07/07/15	112,990,000	112,990,000
Midcities Metropolitan District No. 1
Special Refunding RB Series 2004B (LOC: BNP Paribas)		0.15%		07/07/15	10,000,000	10,000,000
						261,510,000
Connecticut 0.0%
Connecticut
GO Bonds Series 2015C (LIQ: Toronto-Dominion Bank)	a	0.08%		07/07/15	2,000,000	2,000,000
Delaware 0.0%
Delaware Health Facilities Auth
RB (Christiana Care Health Services) Series 2008A		0.02%		07/01/15	2,600,000	2,600,000
District of Columbia 0.8%
District of Columbia
GO Bonds Series 2008E (GTY: Berkshire Hathaway Assurance Corp /LIQ: Bank of America, NA)	a	0.12%		07/07/15	6,030,000	6,030,000
GO Bonds Series 2014C (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/15	18,000,000	18,000,000
Income Tax Secured RB Series 2012C (LIQ: Barclays Bank Plc)	a	0.12%		07/07/15	4,200,000	4,200,000
RB (American Psychological Assoc) Series 2003 (LOC: Bank of America, NA)		0.14%		07/07/15	1,930,000	1,930,000
RB (American Univ) Series 2006A (LOC: Royal Bank of Canada)		0.06%		07/07/15	500,000	500,000
RB (The Catholic Univ of America) Series 2007 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.08%		07/07/15	7,760,000	7,760,000
38    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
District of Columbia HFA
M/F Housing RB (The Yards) Series 2012 (LOC: Federal Home Loan Bank)		0.10%		07/07/15	4,250,000	4,250,000
District of Columbia Water & Sewer Auth
Public Utility RB Series 1998 (LIQ: Citibank, NA)	a	0.08%		07/07/15	6,200,000	6,200,000
Public Utility Sr Lien RB Series 2009A (LIQ: Credit Suisse AG)	a	0.07%		07/07/15	12,155,000	12,155,000
Public Utility Sr Lien RB Series 2009A (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/15	9,130,000	9,130,000
Public Utility Sub Lien RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	18,025,000	18,025,000
Public Utility Sub Lien RB Series 2014B1 (LIQ: TD Bank NA)		0.07%		07/07/15	12,125,000	12,125,000
Public Utility Sub Lien RB Series 2014B2 (LIQ: TD Bank NA)		0.07%		07/07/15	3,000,000	3,000,000
						103,305,000
Florida 5.6%
Alachua Cnty Housing Finance Auth
M/F Housing RB (Univ Cove Apts) Series 2001 (LOC: Fannie Mae)		0.08%		07/07/15	6,595,000	6,595,000
Broward Cnty
Port Facilities Sub Refunding RB (Port Everglades) Series 2008 (LOC: Royal Bank of Canada)		0.08%		07/07/15	2,300,000	2,300,000
Broward Cnty HFA
M/F Housing RB (Palms of Deerfield Beach Apts) Series 2006 (LOC: Citibank, NA)		0.08%		07/07/15	3,745,000	3,745,000
Collier Cnty HFA
M/F Housing RB (Brittany Bay Apts) Series 2001A (LOC: Fannie Mae)		0.11%		07/07/15	3,800,000	3,800,000
Florida Housing Finance Corp
Housing RB (Brentwood Club of Millenia Blvd Apts) Series 2002A1 (LOC: Fannie Mae)		0.11%		07/07/15	10,545,000	10,545,000
Housing RB (Heritage Pointe Apts) Series 1999I-1 (LOC: Fannie Mae)		0.08%		07/07/15	9,930,000	9,930,000
Housing RB (Timberline Apts) Series 1999P (LOC: Fannie Mae)		0.10%		07/07/15	6,035,000	6,035,000
M/F Mortgage RB (Boynton Bay Apartments) Series 2007I (LOC: Citibank, NA)		0.09%		07/07/15	1,700,000	1,700,000
M/F Mortgage RB (Clear Harbor Apts) Series 2007H (LOC: Citibank, NA)		0.09%		07/07/15	3,195,000	3,195,000
M/F Mortgage RB (Lakeshore Apts) Series 2004H (LOC: Fannie Mae)		0.09%		07/07/15	7,600,000	7,600,000
M/F Mortgage RB (Lynn Lake Apts) Series 2005B1 (LOC: Freddie Mac)		0.09%		07/07/15	20,315,000	20,315,000
M/F Mortgage RB (Spring Haven Apts) Series 2004F (LOC: Fannie Mae)		0.09%		07/07/15	6,100,000	6,100,000
M/F Mortgage RB (Spring Haven Apts) Series 2006G (LOC: Citibank, NA)		0.08%		07/07/15	3,660,000	3,660,000
M/F Mortgage RB (Wellesley Apts) Series 2003O (LOC: Citibank, NA)		0.08%		07/07/15	15,100,000	15,100,000
Florida State Board of Education
Public Education Capital Outlay Bonds Series 2006B (LIQ: US Bank, NA)	a	0.07%		07/07/15	43,470,000	43,470,000
Public Education Capital Outlay Bonds Series 2006D (LIQ: Branch Banking & Trust Co)	a	0.07%		07/07/15	10,615,000	10,615,000
Greater Orlando Aviation Auth
Airport Facilities Refunding RB Series 2007A (LIQ: Deutsche Bank AG)	a	0.16%		07/07/15	5,540,000	5,540,000
Airport Facility RB Series 2003A		0.08%		07/07/15	18,285,000	18,285,000
See financial notes    39

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Halifax Hospital Medical Center
Hospital Refunding & Improvement RB Series 2008 (LOC: JPMorgan Chase Bank, NA)		0.08%		07/07/15	12,800,000	12,800,000
Highlands Cnty Health Facilities Auth
Hospital Refunding RB (Adventist Health/Sunbelt) Series 2006G (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/15	9,375,000	9,375,000
Hillsborough Cnty HFA
M/F Housing RB (Lake Kathy Apts) Series 2005 (LOC: Fannie Mae)		0.09%		07/07/15	20,470,000	20,470,000
M/F Housing RB (Meridian Pointe Apts) Series 2005 (LOC: Citibank, NA)		0.08%		07/07/15	6,315,000	6,315,000
Hillsborough Cnty IDA
RB (Independent Day School) Series 2000 (LOC: Bank of America, NA)		0.17%		07/07/15	600,000	600,000
Hillsborough Cnty School Board
Sales Tax Refunding RB Series 2007 (GTY/LIQ: Wells Fargo & Co)	a	0.08%		07/07/15	11,315,000	11,315,000
Jacksonville
RB Series 2008A (LOC: Bank of America, NA)		0.09%		07/07/15	14,425,000	14,425,000
Jacksonville HFA
M/F Housing RB (Hartwood Apts) Series 2006 (LOC: Freddie Mac)		0.09%		07/07/15	3,755,000	3,755,000
JEA
Electric System RB Series Three 2012B (LIQ: Royal Bank of Canada)	a	0.07%		07/07/15	5,000,000	5,000,000
Lake Cnty
Capital Improvement RB Series 2007 (LIQ: Deutsche Bank AG)	a	0.16%		07/07/15	39,860,000	39,860,000
Manatee Cnty HFA
M/F Housing RB (Centre Court Apts) Series 2000A (LOC: Federal Home Loan Bank)		0.08%		07/07/15	6,405,000	6,405,000
Miami-Dade Cnty
Aviation RB 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.10%		07/07/15	23,435,000	23,435,000
GO Bonds Series 2014A (GTY/LIQ: Royal Bank of Canada)	a	0.07%		07/07/15	17,735,000	17,735,000
Seaport RB Series 2014A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.07%		07/07/15	15,000,000	15,000,000
Seaport RB Series 2014B (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.08%		07/07/15	7,000,000	7,000,000
Miami-Dade Cnty IDA
Airport Facility RB (FlightSafety) Series 1999A		0.08%		07/07/15	20,210,000	20,210,000
Airport Facility RB (FlightSafety) Series 1999B		0.08%		07/07/15	20,230,000	20,230,000
Ocean Highway & Port Auth
RB Series 1990 (LOC: Wells Fargo Bank, NA)		0.12%		07/07/15	8,700,000	8,700,000
Okeechobee Cnty
IDRB (Okeechobee Landfill) Series 1999 (LOC: Wells Fargo Bank, NA)		0.11%		07/07/15	15,000,000	15,000,000
Orange Cnty HFA
M/F Housing RB (Charleston Club Apts) Series 2001A (LOC: Fannie Mae)		0.11%		07/07/15	10,830,000	10,830,000
M/F Housing RB (Landings on Millenia Blvd Apts) Series 2002A (LOC: Fannie Mae)		0.10%		07/07/15	7,060,000	7,060,000
M/F Housing RB (Laurel Oaks Apts II) Series 2007H (LOC: Federal Home Loan Bank)		0.09%		07/07/15	7,480,000	7,480,000
M/F Housing RB (Laurel Oaks Apts) Series 2007G (LOC: Federal Home Loan Bank)		0.09%		07/07/15	8,100,000	8,100,000
M/F Housing RB (Lee Vista Club Apts) Series 2004A (LOC: Fannie Mae)		0.10%		07/07/15	13,600,000	13,600,000
40    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Housing RB (Mystic Cove Apts) Series 2002E (LOC: Fannie Mae)		0.10%		07/07/15	8,255,000	8,255,000
M/F Housing RB (The Cove At Lady Lake Apts) Series 2005A (LOC: Fannie Mae)		0.10%		07/07/15	8,685,000	8,685,000
Orange Cnty IDA
RB (Foundation Academy of Winter Garden) Series 2007 (LOC: Federal Home Loan Bank)		0.13%		07/07/15	8,550,000	8,550,000
Orlando Utilities Commission
Utility System RB Series 2008-1 (LIQ: JPMorgan Chase Bank, NA)		0.08%		07/07/15	270,000	270,000
Orlando-Orange Cnty Expressway Auth
RB Series 2007A (GTY/LIQ: US Bank, NA)	a	0.08%		07/07/15	28,190,000	28,190,000
RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.08%		07/07/15	32,545,000	32,545,000
RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.09%		07/07/15	3,400,000	3,400,000
RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.10%		07/07/15	1,600,000	1,600,000
Palm Beach Cnty
RB (Norton Gallery & School of Art) Series 1995 (LOC: Northern Trust Co)		0.07%		07/07/15	2,500,000	2,500,000
Palm Beach Cnty HFA
M/F Housing RB (Palm Gardens Apts) Series 2007 (LOC: Citibank, NA)		0.17%		07/07/15	2,910,000	2,910,000
Palm Beach Cnty Solid Waste Auth
RB Series 2009A (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.09%		07/07/15	4,545,000	4,545,000
Pinellas Cnty Educational Facility Auth
Refunding RB (Barry Univ) Series 2007 (LOC: Bank of America, NA)		0.11%		07/07/15	7,500,000	7,500,000
Pinellas Cnty HFA
M/F Housing RB (Bayside Court) Series 2011 (LOC: Freddie Mac)		0.09%		07/07/15	8,045,000	8,045,000
Polk Cnty IDA
RB (Tremron Lakeland) Series 2011 (LOC: Branch Banking & Trust Co)		0.13%		07/07/15	365,000	365,000
South Florida Water Management District
COP Series 2006 (LOC: US Bank, NA /LIQ: US Bank, NA)	a	0.08%		07/07/15	34,575,000	34,575,000
South Miami Health Facilities Auth
Hospital RB (Baptist Health So FL) Series 2007 (LIQ: Citibank, NA)	a	0.08%		07/07/15	16,500,000	16,500,000
Hospital RB (Baptist Health South Florida) Series 2007 (LIQ: Credit Suisse AG)	a	0.07%		07/07/15	15,000,000	15,000,000
Tallahassee
Energy System RB Series 2007 (LIQ: Citibank, NA)	a	0.09%		07/07/15	20,000,000	20,000,000
Tampa Bay Water
Utility System RB Series 2013 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	5,000,000	5,000,000
						691,665,000
Georgia 2.8%
Atkinson Cnty-Coffee Cnty Jt Development Auth
Solid Waste Disposal RB (Longboard) Series 2008 (LOC: Wells Fargo Bank, NA)		0.11%		07/07/15	11,550,000	11,550,000
See financial notes    41

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Atlanta
Water & Wastewater Refunding RB Series 2015 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	7,500,000	7,500,000
Water & Wastewater Refunding RB Series 2015 (LIQ: JPMorgan Chase Bank, NA)	a	0.12%		07/07/15	5,000,000	5,000,000
Water & Wastewater Refunding RB Series 2015 (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/15	19,500,000	19,500,000
Atlanta Housing Auth
M/F Housing RB (Villages of East Lake Phase II) Series 1999 (LOC: Bank of America, NA)		0.14%		07/07/15	7,940,000	7,940,000
Atlanta Urban Residential Finance Auth
M/F Housing RB (Alta Coventry Station Apts) Series 2007 (LOC: Bank of America, NA)		0.14%		07/07/15	26,885,000	26,885,000
M/F Housing RB (M St Apts) Series 2003 (LOC: Freddie Mac)	d	0.11%		07/07/15	27,135,000	27,135,000
M/F Housing RB (New Community at East Lake) Series 1996 (LOC: Bank of America, NA)		0.14%		07/07/15	5,100,000	5,100,000
Bartow Cnty Development Auth
Pollution Control RB (GA Power) First Series 2009	d	0.12%		07/07/15	50,000,000	50,000,000
RB (VMC Specialty Alloys) Series 2014 (LOC: Comerica Bank)		0.15%		07/07/15	3,260,000	3,260,000
Burke Cnty Development Auth
Pollution Control RB (GA Power) First Series 2013		0.12%		07/07/15	7,000,000	7,000,000
Columbia Cnty Development Auth
M/F Housing RB (Westwood Club Apts) Series 2002 (LOC: Fannie Mae)		0.11%		07/07/15	3,385,000	3,385,000
DeKalb Private Hospital Auth
Revenue Anticipation Certificates (Children's Healthcare of Atlanta) Series 2009 (LIQ: Wells Fargo & Co)	a	0.09%		07/07/15	12,395,000	12,395,000
East Point Housing Auth
M/F Housing RB (Eagles Creste Apts) Series 2003 (LOC: Freddie Mac)		0.13%		07/07/15	12,525,000	12,525,000
Fulton Cnty Development Auth
Airport Facility RB (FlightSafety International) Series 1999B		0.08%		07/07/15	1,200,000	1,200,000
Houston Cnty Development Auth
Sewage Facility RB (Perdue Farms) Series 2005 (LOC: Rabobank Nederland)		0.12%		07/07/15	5,350,000	5,350,000
Lawrenceville Housing Auth
M/F Housing RB (Chatham Club Apts) Series 2002 (LOC: Fannie Mae)		0.09%		07/07/15	6,700,000	6,700,000
Main St Natural Gas
RB Series 2010A1 (LOC: Royal Bank of Canada)		0.13%	07/02/15	10/01/15	28,000,000	28,000,000
RB Series 2010A2 (LOC: Royal Bank of Canada)		0.13%	07/02/15	08/03/15	28,000,000	28,000,000
Marietta Housing Auth
M/F Housing RB (Walton Village Apts) Series 2005 (LOC: Freddie Mac)		0.13%		07/07/15	14,300,000	14,300,000
McDonough Housing Auth
M/F Housing RB (Ashley Woods Apts) Series 2008 (LOC: Freddie Mac)		0.09%		07/07/15	6,300,000	6,300,000
Metropolitan Atlanta Rapid Transit Auth
Sales Tax Refunding RB Series 2007B (GTY/LIQ: US Bank, NA)	a	0.09%		07/07/15	20,215,000	20,215,000
Monroe Cnty Development Auth
Pollution Control RB (GA Power) First Series 2008		0.06%		07/01/15	10,000,000	10,000,000
Pollution Control RB (GA Power) First Series 2009		0.09%		07/07/15	7,200,000	7,200,000
Waycross & Ware Cnty Development Auth
IDRB (Rich Products Corp) Series 2007 (LOC: Bank of America, NA)		0.11%		07/07/15	7,500,000	7,500,000
Winder-Barrow Cnty Jt Development Auth
IDRB (Price Companies) Series 2007 (LOC: Bank of America, NA)		0.17%		07/07/15	6,115,000	6,115,000
42    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Worth Cnty IDA
Refunding IDRB (Seabrook Peanut) Series 1996B (LOC: Federal Home Loan Bank)		0.08%		07/07/15	2,700,000	2,700,000
						342,755,000
Hawaii 0.2%
Hawaii
GO Bonds Series 2007DJ (LIQ: State Street Bank & Trust Co NA)	a	0.07%		07/07/15	5,000,000	5,000,000
GO Bonds Series 2011DZ (LIQ: Bank of America, NA)	a	0.12%		07/07/15	2,000,000	2,000,000
Univ of Hawaii
Univ RB Series 2006A (GTY/LIQ: Wells Fargo & Co)	a	0.09%		07/07/15	14,775,000	14,775,000
						21,775,000
Idaho 0.1%
Cassia Cnty IDC
IDRB (East Valley Cattle) Series 2006 (LOC: Rabobank Nederland)		0.12%		07/07/15	7,000,000	7,000,000
IDRB (Oak Valley Heifers) Series 2007 (LOC: Rabobank Nederland)		0.13%		07/07/15	1,800,000	1,800,000
						8,800,000
Illinois 4.8%
Aurora
Collateralized S/F Mortgage RB Series 2007D1 (LIQ: Deutsche Bank AG)	a	0.16%		07/07/15	3,165,000	3,165,000
Carol Stream
M/F Housing Refunding RB (St. Charles Square) Series 1997 (LOC: Fannie Mae)		0.10%		07/07/15	8,715,000	8,715,000
Chicago
Second Lien Water Refunding RB Series 2004-2 (LOC: State Street Bank & Trust Co NA)		0.17%		07/07/15	3,000,000	3,000,000
Second Lien Water Refunding RB Series 2004-3 (LOC: State Street Bank & Trust Co NA)		0.17%		07/07/15	3,000,000	3,000,000
Illinois Finance Auth
IDRB (Bison Gear & Engineering) Series 2010 (LOC: BMO Harris Bank NA)		0.09%		07/07/15	6,150,000	6,150,000
M/F Housing RB (Autumn Ridge Apts) Series 2005A (LOC: Freddie Mac)		0.07%		07/07/15	5,655,000	5,655,000
M/F Housing RB (New Vistas II Apts) Series 2004 (LOC: Fannie Mae)		0.09%		07/07/15	8,500,000	8,500,000
Pollution Control RB (A.E. Staley Manufacturing) Series 1985 (LOC: Rabobank Nederland)		0.08%		07/07/15	7,500,000	7,500,000
Qualified Residential Rental Bonds (River Oaks) Series 1989 (LOC: Freddie Mac)		0.10%		07/07/15	32,000,000	32,000,000
RB (Chicago Symphony Orchestra) Series 1994 (LOC: Northern Trust Co)		0.08%		07/07/15	28,600,000	28,600,000
RB (F.C. Harris Pavilion) Series 1994 (LOC: Freddie Mac)		0.10%		07/07/15	22,310,000	22,310,000
RB (Fenwick High School) Series 1997 (LOC: PNC Bank NA)		0.09%		07/07/15	1,750,000	1,750,000
RB (Fenwick High School) Series 2007 (LOC: PNC Bank NA)		0.08%		07/07/15	15,635,000	15,635,000
RB (Korex) Series 1990 (LOC: Northern Trust Co)		0.30%		07/07/15	4,000,000	4,000,000
RB (Lake Forest Academy) Series 1994 (LOC: Northern Trust Co)		0.08%		07/07/15	4,000,000	4,000,000
RB (Lake Forest College) Series 2008 (LOC: Northern Trust Co)		0.08%		07/07/15	2,500,000	2,500,000
RB (Northwestern Memorial Healthcare) Series 2013 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	16,280,000	16,280,000
RB (Northwestern Memorial Hospital) Series 2007A3 (LIQ: JPMorgan Chase Bank, NA)		0.07%		07/07/15	9,700,000	9,700,000
See financial notes    43

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Northwestern Memorial Hospital) Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	6,000,000	6,000,000
RB (Northwestern Univ) Series 2004C		0.05%		07/07/15	21,000,000	21,000,000
RB (Northwestern Univ) Series 2008D		0.05%		07/07/15	7,000,000	7,000,000
RB (Presbyterian Home Lake Forest Place) Series 1996A (LOC: JPMorgan Chase Bank, NA)		0.08%		07/07/15	12,000,000	12,000,000
RB (Regency Park at Lincolnwood) Series 1991B (ESCROW/LIQ: JPMorgan Chase Bank, NA)	a	0.10%		07/07/15	8,274,000	8,274,000
RB (Richard H. Driehaus Museum) Series 2005 (LOC: Northern Trust Co)		0.08%		07/07/15	3,800,000	3,800,000
RB (Trinity Health) Series 2011IL (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/15	1,650,000	1,650,000
RB (Univ of Chicago) Series 2013A (LIQ: Credit Suisse AG)	a	0.19%		07/07/15	3,760,000	3,760,000
RB (YMCA of Metropolitan Chicago) Series 2001 (LOC: BMO Harris Bank NA)		0.07%		07/07/15	7,000,000	7,000,000
Refunding RB (North Shore Univ Health) Series 2010 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	3,000,000	3,000,000
Solid Waste Disposal Facility RB (Kuusakoski US) Series 2013 (LOC: Fifth Third Bank)		0.18%		07/07/15	4,900,000	4,900,000
Solid Waste Disposal RB (Waste Management) Series 2003 (LOC: Wells Fargo Bank, NA)		0.12%		07/07/15	30,000,000	30,000,000
Illinois Health Facilities Auth
RB (Evanston Hospital Corp) Series 1996 (LIQ: JPMorgan Chase Bank, NA)		0.07%		07/07/15	21,015,000	21,015,000
Illinois Housing Development Auth
M/F Housing RB (Spring Creek Towers) Series 2004 (LOC: Bank of America, NA)		0.28%		07/07/15	5,180,000	5,180,000
Illinois Regional Transportation Auth
GO Bonds Series 2002A (LIQ: Wells Fargo & Co)	a	0.07%		07/07/15	9,155,000	9,155,000
GO Bonds Series 2005A (LIQ: Rabobank Nederland)	a	0.07%		07/07/15	28,020,000	28,020,000
Illinois Toll Highway Auth
Sr Priority RB Series 2007A2D (LOC: Royal Bank of Canada)		0.07%		07/07/15	19,000,000	19,000,000
Sr RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	10,730,000	10,730,000
Sr RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.10%		07/07/15	9,745,000	9,745,000
Sr Refunding RB Series 2008A1A (LIQ: JPMorgan Chase Bank, NA)		0.11%		07/07/15	16,440,000	16,440,000
Sr Refunding RB Series 2008A2 (LIQ: JPMorgan Chase Bank, NA)	d	0.10%		07/07/15	65,800,000	65,800,000
Toll Highway Sr RB Series 2014D (LIQ: Royal Bank of Canada)	a	0.09%		07/07/15	4,170,000	4,170,000
Metropolitan Water Reclamation District of Greater Chicago
LT GO Bonds Series 2014A&C (LIQ: Morgan Stanley Bank NA)	a	0.18%		07/07/15	17,865,000	17,865,000
LT GO Refunding Bonds Series C (LIQ: Branch Banking & Trust Co)	a	0.07%		07/07/15	22,320,000	22,320,000
Palatine
Special Facility RB (Little City for Community Development) Series 1998 (LOC: Federal Home Loan Bank)		0.09%		07/07/15	5,000,000	5,000,000
Southwestern Illinois Development Auth
Refunding IDRB (Holten Meat) Series 2004 (LOC: US Bank, NA)		0.22%		07/07/15	6,860,000	6,860,000
St. Clair Cnty
Industrial Building Refunding RB (Winchester Apts) Series 1994 (LOC: Fannie Mae)		0.07%		07/07/15	15,550,000	15,550,000
Univ of Illinois
Auxiliary Facilities System RB Series 2006 (LIQ: Citibank, NA)	a	0.11%		07/07/15	38,260,000	38,260,000
Will Cnty SD No. 365-U
GO Bonds (Valley View) Series 2005 (GTY/LIQ: Wells Fargo & Co)	a	0.09%		07/07/15	18,105,000	18,105,000
						604,059,000
44    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Indiana 1.8%
Dearborn Cnty
Economic Development RB (Dearborn Cnty Hospital) Series 2006 (LOC: Fifth Third Bank)		0.16%		07/07/15	5,840,000	5,840,000
Gibson Cnty
Pollution Control RB (Toyota Motor Manufacturing) Series 1997		0.07%		07/07/15	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 1999A		0.07%		07/07/15	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 2000A		0.07%		07/07/15	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 2001B		0.07%		07/07/15	20,000,000	20,000,000
Pollution Control RB (Toyota Motor) Series 1998		0.07%		07/07/15	10,000,000	10,000,000
Indiana Finance Auth
Economic Development RB (IVC Industrial Coatings) Series 2008 (LOC: JPMorgan Chase Bank, NA)		0.13%		07/07/15	5,500,000	5,500,000
Health System RB (Sisters of St Francis Health Services) Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.10%		07/07/15	10,730,000	10,730,000
Health System RB (Sisters of St. Francis Health Services) Series 2009A (LIQ: Bank of America, NA)	a	0.10%		07/07/15	10,000,000	10,000,000
Hospital RB (Indiana Univ Health) Series 2011C (LOC: Northern Trust Co)		0.05%		07/07/15	3,370,000	3,370,000
Midwestern Disaster Relief RB (Ohio Valley Electric Corp) Series 2012B (LOC: Sumitomo Mitsui Banking Corp)		0.07%		07/07/15	10,500,000	10,500,000
RB (Indiana Univ Health) Series 2011L&M (GTY/LIQ: Royal Bank of Canada)	a	0.07%		07/07/15	8,300,000	8,300,000
Refunding & RB (Trinity Health) Series 2009A & 2010B (LIQ: JPMorgan Chase Bank, NA)	a	0.10%		07/07/15	16,750,000	16,750,000
Refunding & RB (Trinity Health) Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	5,500,000	5,500,000
Refunding & RB (Trinity Health) Series 2009A (LIQ: Wells Fargo & Co)	a	0.09%		07/07/15	24,090,000	24,090,000
Indiana Health & Educational Facility Financing Auth
RB (Ascension Health) Series 2006 (LIQ: US Bank, NA)	a	0.08%		07/07/15	15,400,000	15,400,000
Indiana Housing & Community Development Agency
S/F Mortgage RB Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.14%		07/07/15	2,210,000	2,210,000
Jasper Cnty
Economic Development RB (HGI Dairy) Series 2002 (LOC: AgriBank, FCB)		0.10%		07/07/15	5,275,000	5,275,000
Lafayette
Solid Waste Disposal RB (Tate & Lyle Ingredients) Series 2006 (LOC: Rabobank Nederland)		0.10%		07/07/15	24,200,000	24,200,000
Middlebury Schools Building Corp
First Mortgage Bonds Series 2006A (GTY/LIQ: US Bank, NA)	a	0.08%		07/07/15	10,075,000	10,075,000
Rockport
Pollution Control Refunding RB (American Electric Power) Series 1995A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.07%		07/07/15	8,500,000	8,500,000
St. Joseph Cnty
RB (Western Manor Apts) Series 1997C (LOC: Federal Home Loan Bank)		0.77%		07/07/15	1,940,000	1,940,000
						228,180,000
Iowa 1.2%
Iowa Finance Auth
Health Facilities RB (UnityPoint Health) Series 2013B2 (LOC: MUFG Union Bank, NA)		0.08%		07/07/15	6,425,000	6,425,000
M/F Housing RB (Country Club Village) Series 2006 (LOC: Freddie Mac)		0.09%		07/07/15	10,530,000	10,530,000
See financial notes    45

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Midwestern Disaster Area RB (Cargill) Series 2009A		0.10%		07/07/15	30,000,000	30,000,000
Midwestern Disaster Area RB (Cargill) Series 2009B		0.10%		07/07/15	25,000,000	25,000,000
Midwestern Disaster Area RB (Cargill) Series 2012A		0.09%		07/07/15	32,500,000	32,500,000
Midwestern Disaster Area RB (HF Chlor-Alkali) Series 2012 (LOC: US Bank, NA)		0.12%		07/07/15	25,000,000	25,000,000
Iowa State Board of Regents
Hospital RB Series SUI 2012 (LIQ: Royal Bank of Canada)	a	0.07%		07/07/15	21,000,000	21,000,000
						150,455,000
Kansas 0.3%
Kansas Department of Transportation
Highway Refunding RB Series 2012A3		0.37%	07/03/15	09/01/15	7,250,000	7,253,099
Highway Refunding RB Series 2014B1		0.11%	07/01/15	09/01/15	5,000,000	5,000,000
Kansas Development Finance Auth
M/F Housing RB (Springhill Apts) Series 2004B (LOC: Freddie Mac)		0.09%		07/07/15	9,285,000	9,285,000
RB (Sisters of Charity of Leavenworth Health System) Series 2010A (LIQ: JPMorgan Chase Bank, NA)	a	0.10%		07/07/15	12,715,000	12,715,000
						34,253,099
Kentucky 0.9%
Carroll Cnty
Environmental Facilities Refunding RB (Kentucky Utilities) Series 2006B (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.08%		07/07/15	20,000,000	20,000,000
Solid Waste Disposal Revenue & Refunding RB (Celotex) Series 2000 (LOC: Bank of America, NA)		0.08%		07/07/15	15,790,000	15,790,000
Hopkins Cnty
Industrial Building RB (J-Lok Corp) Series 2007 (LOC: PNC Bank NA)		0.13%		07/07/15	2,500,000	2,500,000
Hopkinsville
Industrial Building RB (Riken Elastomers Corp) Series 2013A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.13%		07/07/15	5,000,000	5,000,000
Kenton Cnty Airport Board
Special Facilities RB (FlightSafety International) Series 2001A		0.08%		07/07/15	4,400,000	4,400,000
Kentucky Economic Development Finance Auth
Health Care Refunding RB (Christian Care Communities) Series 2007A (LOC: PNC Bank NA)		0.12%		07/07/15	13,925,000	13,925,000
Hospital RB (Baptist Healthcare) Series 2009B3 (LOC: Branch Banking & Trust Co)		0.05%		07/07/15	1,000,000	1,000,000
Kentucky Higher Ed Student Loan Corp
RB Sr Series 2008A1 (LOC: State Street Bank & Trust Co NA)		0.08%		07/07/15	12,315,000	12,315,000
RB Sr Series 2008A2 (LOC: State Street Bank & Trust Co NA)		0.08%		07/07/15	12,425,000	12,425,000
Kentucky Housing Corp
Housing RB Series 2005B (LIQ: State Street Bank & Trust Co NA)		0.11%		07/07/15	4,275,000	4,275,000
Housing RB Series 2006I (LIQ: State Street Bank & Trust Co NA)		0.11%		07/07/15	12,800,000	12,800,000
M/F Housing RB (Highlands Court Apts) Series 2007 (LOC: PNC Bank NA)		0.11%		07/07/15	3,600,000	3,600,000
Richmond
IDRB (Mikron) Series 1995 (LOC: Bank of America, NA)		0.18%		07/07/15	500,000	500,000
						108,530,000
Louisiana 0.4%
Ascension Parish IDB
RB (BASF SE) Series 2009		0.09%		07/07/15	15,000,000	15,000,000
46    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
East Baton Rouge Parish
Pollution Control Refunding RB (ExxonMobil) Series 1989		0.01%		07/01/15	1,400,000	1,400,000
Louisiana HFA
M/F Housing RB (Belmont Village Apts) Series 2009 (LOC: Freddie Mac)		0.08%		07/07/15	8,510,000	8,510,000
M/F Housing RB (Jefferson Lakes Apts) Series 2007 (LOC: Freddie Mac)		0.13%		07/07/15	14,900,000	14,900,000
M/F Housing RB (Lapalco Court Apts) Series 2007 (LOC: Fannie Mae)		0.13%		07/07/15	6,400,000	6,400,000
M/F Housing RB (Palmetto Apts) Series 2004 (LOC: Fannie Mae)		0.09%		07/07/15	2,840,000	2,840,000
						49,050,000
Maine 0.2%
Dover-Foxcroft
Revenue Obligation (Pleasant River Lumber) Series 2005 (LOC: Wells Fargo Bank, NA)		0.13%		07/07/15	1,690,000	1,690,000
Maine State Housing Auth
Mortgage Purchase Bonds Series 2008D (LIQ: Bank of New York Mellon)		0.09%		07/07/15	20,000,000	20,000,000
						21,690,000
Maryland 0.8%
Anne Arundel Cnty
Consolidated Water & Sewer GO Bonds Series 2008 (LIQ: Branch Banking & Trust Co)	a	0.08%		07/07/15	13,540,000	13,540,000
Baltimore
Water RB Series 2013A (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/15	1,965,000	1,965,000
BlackRock Maryland Municipal Bond Trust
Variable Rate Demand Preferred Shares Series W-7 (GTY/LIQ: Citibank, NA)	a	0.16%		07/07/15	6,200,000	6,200,000
Maryland Community Development Administration
Housing RB Series 2006D&2007B (LIQ: Wells Fargo & Co)	a	0.08%		07/07/15	8,630,000	8,630,000
M/F Development RB (Ft. Washington Manor Sr Housing) Series 2005A (LOC: Citibank, NA)		0.07%		07/07/15	12,560,000	12,560,000
M/F Development RB (Shakespeare Park Apts) Series 2008B (LOC: Freddie Mac)		0.06%		07/07/15	7,200,000	7,200,000
Residential RB Series 2005E, 2006B,F,I&L, 2007D&H (LIQ: Credit Suisse AG)	a	0.07%		07/07/15	5,875,000	5,875,000
Maryland Industrial Development Financing Auth
Economic Development RB (Paul Reed Smith Guitars) Series 2008 (LOC: PNC Bank NA)		0.10%		07/07/15	8,870,000	8,870,000
Washington Suburban Sanitary District
GO BAN Series B (LIQ: State Street Bank & Trust Co NA)		0.07%		07/07/15	10,000,000	10,000,000
GO BAN Series B3 (LIQ: State Street Bank & Trust Co NA)		0.07%		07/07/15	20,000,000	20,000,000
						94,840,000
Massachusetts 1.3%
Massachusetts
GO Bonds Series 2000A (LIQ: Citibank, NA)		0.07%		07/07/15	1,000,000	1,000,000
Massachusetts Bay Transportation Auth
General Transportation System Bonds Series 2000A1 (LIQ: Barclays Bank Plc)		0.13%		07/07/15	30,000,000	30,000,000
Sr Sales Tax Bonds Series 2008A2 (LIQ: JPMorgan Chase Bank, NA)		0.09%		07/07/15	13,000,000	13,000,000
See financial notes    47

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Massachusetts Development Finance Agency
Assisted Living Facility RB (Whaler's Cove) Series 2001A (LOC: US Bank, NA)		0.11%		07/07/15	11,000,000	11,000,000
First Mortgage RB (Brookhaven at Lexington) Series 2005B (LOC: Bank of America, NA)		0.17%		07/07/15	1,330,000	1,330,000
M/F Housing RB (Archstone Reading Apts) Series 2004A (LOC: Freddie Mac)		0.09%		07/07/15	12,560,000	12,560,000
RB (CIL Realty) Series 2011 (LOC: Manufacturers & Traders Trust Co)		0.07%		07/07/15	6,420,000	6,420,000
RB (Harvard Univ) Series 2010B2 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	1,000,000	1,000,000
RB Series (Partners HealthCare) 2015O-1 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	2,665,000	2,665,000
Massachusetts Health & Educational Facilities Auth
RB (Amherst College) Series 2005I		0.07%		07/07/15	9,895,000	9,895,000
RB (Museum of Fine Arts) Series 2007A2 (LIQ: Bank of America, NA)		0.03%		07/01/15	6,000,000	6,000,000
RB (Partners HealthCare) Series 2010J1 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	3,000,000	3,000,000
RB (UMass) Series 2007E&F (ESCROW/LIQ: US Bank, NA)	a	0.07%		07/07/15	14,815,000	14,815,000
Massachusetts HFA
Housing Bonds Series 2007A&C (LIQ: Citibank, NA)	a	0.12%		07/07/15	11,235,000	11,235,000
Housing Bonds Series 2010B (LIQ: Barclays Bank Plc)	a	0.13%		07/07/15	7,500,000	7,500,000
Housing Bonds Series 2010C (LIQ: Citibank, NA)	a	0.11%		07/07/15	6,200,000	6,200,000
Housing Bonds Series 2013F (LOC: TD Bank NA)		0.10%		07/07/15	13,310,000	13,310,000
Massachusetts School Building Auth
Dedicated Sales Tax Bonds Series 2007A (LIQ: Citibank, NA)	a	0.07%		07/07/15	2,330,000	2,330,000
Sr Dedicated Sales Tax Refunding Bonds Series 2012B (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	3,330,000	3,330,000
						156,590,000
Michigan 3.1%
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI3 (GTY/LIQ: Royal Bank of Canada)	a	0.07%		07/07/15	15,000,000	15,000,000
Student Loan Refunding RB Series 22A (LOC: State Street Bank & Trust Co NA)		0.09%		07/07/15	15,400,000	15,400,000
Michigan Housing Development Auth
Rental Housing RB Series 2000A (LIQ: JPMorgan Chase Bank, NA)		0.08%		07/07/15	36,575,000	36,575,000
Rental Housing RB Series 2005A (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.16%		07/07/15	31,515,000	31,515,000
Rental Housing RB Series 2006D (LIQ: Bank of America, NA)	a	0.18%		07/07/15	2,880,000	2,880,000
Rental Housing RB Series 2006D (LIQ: Bank of America, NA)	a	0.19%		07/07/15	1,830,000	1,830,000
Rental Housing RB Series 2007C (LIQ: JPMorgan Chase Bank, NA)		0.08%		07/07/15	32,740,000	32,740,000
Rental Housing RB Series 2008C (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.10%		07/07/15	14,065,000	14,065,000
Rental Housing RB Series 2008D (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)	d	0.10%		07/07/15	56,555,000	56,555,000
S/F Mortgage RB Series 2007E (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.15%		07/07/15	24,445,000	24,445,000
S/F Mortgage RB Series 2007F (LIQ: PNC Bank NA)	d	0.09%		07/07/15	76,245,000	76,245,000
48    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Michigan Job Development Auth
Limited Obligation RB (Frankenmuth Bavarian Inn Motor Lodge) Series 1985 (LOC: Comerica Bank)		0.26%	07/01/15	07/07/15	7,100,000	7,100,000
Michigan State Strategic Fund
Limited Obligation RB (Mibelloon Dairy) Series 2006 (LOC: Wells Fargo Bank, NA)		0.13%		07/07/15	3,000,000	3,000,000
Limited Obligation RB (YMCA of Greater Grand Rapids) Series 2004 (LOC: Comerica Bank)		0.08%		07/07/15	11,515,000	11,515,000
Limited Obligation RB (YMCA of Greater Grand Rapids) Series 2005 (LOC: Comerica Bank)		0.08%		07/07/15	3,865,000	3,865,000
Michigan State Univ
General RB Series 2000A1 (LIQ: Royal Bank of Canada)		0.07%		07/07/15	13,100,000	13,100,000
General RB Series 2005 (LIQ: Royal Bank of Canada)		0.07%		07/07/15	2,500,000	2,500,000
Wayne Cnty Airport Auth
Airport RB (Detroit Metropolitan) Series 2005 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Morgan Stanley Bank NA)	a	0.12%		07/07/15	41,945,000	41,945,000
						390,275,000
Minnesota 0.6%
East Grand Forks
Solid Waste Disposal Refunding RB (American Crystal Sugar) Series 2009 (LOC: CoBank, ACB)		0.08%		07/07/15	16,110,000	16,110,000
Hennepin Cnty Housing & Redevelopment Auth
M/F Housing RB (City Apts at Loring Park) Series 2001 (LOC: Fannie Mae)		0.10%		07/07/15	9,250,000	9,250,000
M/F Housing Refunding RB (Stone Arch Apts) Series 2002 (LOC: Fannie Mae)		0.12%		07/07/15	2,800,000	2,800,000
Minnesota HFA
Residential Housing Finance Bonds Series 2003B (LIQ: Royal Bank of Canada)		0.07%		07/07/15	5,100,000	5,100,000
Residential Housing Finance Bonds Series 2006G (LIQ: Citibank, NA)	a	0.13%		07/07/15	3,235,000	3,235,000
Residential Housing Finance Bonds Series 2009F (LIQ: Federal Home Loan Bank)		0.07%		07/07/15	6,085,000	6,085,000
St. Louis Park
M/F Housing Refunding RB (Urban Park Apts) Series 2010A (LOC: Wells Fargo Bank, NA)		0.12%		07/07/15	2,845,000	2,845,000
Western Minnesota Municipal Power Agency
Power Supply RB Series 2006A (GTY/LIQ: US Bank, NA)	a	0.08%		07/07/15	26,965,000	26,965,000
						72,390,000
Mississippi 0.2%
Mississippi
GO Bonds Series 2007B (LIQ: State Street Bank & Trust Co NA)	a	0.07%		07/07/15	13,370,000	13,370,000
Mississippi Business Finance Corp
IDRB (Central Mississippi Baking Co) Series 2005 (LOC: Bank of America, NA)		0.20%		07/07/15	3,030,000	3,030,000
Mississippi Development Bank
Special Obligation Bonds Series 2012 (LIQ: Credit Suisse AG)	a	0.07%		07/07/15	3,200,000	3,200,000
Mississippi Home Corp
M/F Housing RB (Edgewood Manor Apts) Series 2008-2 (LOC: Freddie Mac)		0.13%		07/07/15	5,000,000	5,000,000
M/F Housing RB (William Bell Apts) Series 2008-1 (LOC: Fannie Mae)		0.12%		07/07/15	5,360,000	5,360,000
						29,960,000
See financial notes    49

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Missouri 1.5%
Blue Springs IDA
M/F Housing RB (Autumn Place Apts) Series 2004 (LOC: Fannie Mae)		0.08%		07/07/15	7,700,000	7,700,000
Kansas City IDA
M/F Housing RB (Clay Terrace Apts) Series 2006 (LOC: Bank of America, NA)		0.14%		07/07/15	9,975,000	9,975,000
M/F Housing RB (Timberlane Village Apts) Series 1986 (LOC: Wells Fargo Bank, NA)		0.07%		07/07/15	18,400,000	18,400,000
Missouri Health & Educational Facilities Auth
Health Facilities RB (BJC Health) Series 2013B (LIQ: Royal Bank of Canada)	a	0.07%		07/07/15	16,000,000	16,000,000
Health Facilities RB (Lutheran Sr Services) Series 2000 (LOC: Bank of America, NA)		0.08%		07/07/15	38,015,000	38,015,000
RB (Ascension Health) Series 2008C4		0.06%		07/07/15	10,450,000	10,450,000
St. Charles Cnty Public Water Supply District No. 2
COP Series 2005 (LOC: Bank of America, NA)		0.10%		07/07/15	7,295,000	7,295,000
St. Louis Cnty IDA
IDRB (Kessler Container) Series 1997A (LOC: Bank of America, NA)		0.23%		07/07/15	700,000	700,000
M/F Housing RB (Black Forest Apts) Series 1997 (LOC: Fannie Mae)		0.09%		07/07/15	4,000,000	4,000,000
M/F Housing RB (General Grant Colonial Village Apts) Series 2003 (LOC: US Bank, NA)		0.09%		07/07/15	16,370,000	16,370,000
M/F Housing RB (Southwest Crossing) Series 2001 (LOC: Freddie Mac)		0.09%		07/07/15	9,500,000	9,500,000
M/F Housing RB (Whispering Lakes Apts) Series 1995 (LOC: Fannie Mae)		0.09%		07/07/15	7,435,000	7,435,000
M/F Housing Refunding RB (Merchandise Mart Apts) Series 2005A (LOC: Freddie Mac)		0.09%		07/07/15	20,475,000	20,475,000
M/F Housing Refunding RB (Pelican Cove) Series 2004 (LOC: Fannie Mae)		0.07%		07/07/15	18,000,000	18,000,000
Washington IDA
IDRB (Missourian Publishing) Series 2006A (LOC: US Bank, NA)		0.09%		07/07/15	5,740,000	5,740,000
						190,055,000
Nebraska 0.7%
Douglas Cnty Hospital Auth No. 3
Health Facilities Refunding RB (Nebraska Methodist Health) Series 2008 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.09%		07/07/15	5,265,000	5,265,000
Nebraska Investment Finance Auth
M/F Housing Refunding RB (Pheasant Ridge Apts) Series 2008 (LOC: Freddie Mac)		0.09%		07/07/15	8,950,000	8,950,000
S/F Housing RB Series 2014B (LIQ: Federal Home Loan Bank)		0.07%		07/07/15	17,300,000	17,300,000
S/F Housing RB Series 2015B (LIQ: Federal Home Loan Bank)		0.07%		07/07/15	17,500,000	17,500,000
Omaha Public Power District
Electric System RB Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.08%		07/07/15	22,135,000	22,135,000
Washington Cnty
IDRB (Cargill) Series 2010		0.10%		07/07/15	7,000,000	7,000,000
IDRB (Cargill) Series 2010B		0.10%		07/07/15	10,000,000	10,000,000
						88,150,000
50    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Nevada 1.4%
Clark Cnty
Airport Passenger Facility Charge RB Series 2007A2 (GTY/LIQ: US Bank, NA)	a	0.08%		07/07/15	44,740,000	44,740,000
Airport System Sub Lien RB Series 2008A2 (LOC: State Street Bank & Trust Co NA)		0.06%		07/07/15	6,000,000	6,000,000
Economic Development Refunding RB (Bishop Gorman HS) Series 2011 (LOC: Bank of America, NA)		0.08%		07/07/15	9,860,000	9,860,000
IDRB (Southwest Gas Corp) Series 2009A (LOC: Bank of America, NA)		0.07%		07/07/15	11,500,000	11,500,000
Clark Cnty SD
LT GO Bonds Series 2006B (GTY/LIQ: State Street Bank & Trust Co NA)	a	0.07%		07/07/15	14,630,000	14,630,000
Las Vegas
Economic Development RB (Andre Agassi Charitable Foundation) Series 2005 (LOC: Bank of America, NA)		0.10%		07/07/15	11,605,000	11,605,000
Nevada Housing Division
M/F Housing RB (Apache Pines Apts) Series 1999A (LOC: Fannie Mae)		0.07%		07/07/15	11,800,000	11,800,000
M/F Housing RB (Sierra Pointe Apts) Series 2005 (LOC: Fannie Mae)		0.07%		07/07/15	9,465,000	9,465,000
M/F Housing RB (St. Rose Seniors Apts) Series 2002A (LOC: Fannie Mae)		0.07%		07/07/15	14,770,000	14,770,000
Reno
Health Facility RB (Catholic Healthcare West) Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Credit Suisse AG)	a	0.07%		07/07/15	42,750,000	42,750,000
						177,120,000
New Jersey 1.2%
New Jersey Economic Development Auth
IDRB (Advanced Drainage Systems) Series 2007 (LOC: PNC Bank NA)		0.13%		07/07/15	3,340,000	3,340,000
RB (Marina Energy) Series 2006A (LOC: JPMorgan Chase Bank, NA)		0.12%		07/07/15	5,465,000	5,465,000
Transportation System Bonds Series 2005B&2006A & School Facilities Construction Refunding Bonds Series 2005K (GTY/LIQ: State Street Bank & Trust Co NA)	a	0.07%		07/07/15	19,400,000	19,400,000
New Jersey Health Care Facilities Financing Auth
RB (Robert Wood Johnson Univ Hospital) Series 2014B (LOC: TD Bank NA)		0.05%		07/07/15	7,500,000	7,500,000
New Jersey Housing & Mortgage Finance Agency
M/F Housing RB 2013 Series 5 (LOC: Citibank, NA)		0.07%		07/07/15	35,190,000	35,190,000
S/F Housing RB Series 2005R (LIQ: TD Bank NA)		0.08%		07/07/15	3,865,000	3,865,000
S/F Housing RB Series 2008BB (LIQ: TD Bank NA)		0.06%		07/07/15	11,300,000	11,300,000
S/F Housing RB Series 2008Z (LIQ: Royal Bank of Canada)		0.06%		07/07/15	33,120,000	33,120,000
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2006C (GTY/LIQ: Wells Fargo & Co)	a	0.08%		07/07/15	17,060,000	17,060,000
Rutgers State Univ
GO Bonds Series 2013L (LIQ: Bank of America, NA)	a	0.08%		07/07/15	7,100,000	7,100,000
GO Bonds Series 2013L (LIQ: JPMorgan Chase Bank, NA)	a	0.12%		07/07/15	1,250,000	1,250,000
						144,590,000
See financial notes    51

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New Mexico 0.1%
Bernalillo Cnty
M/F Housing Refunding RB (Desert Willow Apts) Series 2008 (LOC: US Bank, NA)		0.17%		07/07/15	7,500,000	7,500,000
New York 5.8%
Monroe Security & Safety Systems Local Development Corp
RB Series 2010 (LOC: Manufacturers & Traders Trust Co)		0.07%		07/07/15	34,795,000	34,795,000
Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2008D1 (LIQ: Bank of New York Mellon)		0.07%		07/07/15	10,995,000	10,995,000
Nassau Health Care Corp
Bonds Series 2009C2 (LOC: Wells Fargo Bank, NA)		0.09%		07/07/15	8,910,000	8,910,000
New Rochelle IDA
IDRB (West End Phase I) Series 2006 (LOC: Citibank, NA)		0.19%		07/07/15	3,935,000	3,935,000
New York City
GO Bonds Fiscal 2004 Series H2 (LOC: California Public Employees' Retirement System)		0.07%		07/07/15	26,705,000	26,705,000
GO Bonds Fiscal 2004 Series H3 (LOC: California Public Employees' Retirement System)		0.07%		07/07/15	5,000,000	5,000,000
GO Bonds Fiscal 2008 Series J4 (LIQ: Bank of America, NA)		0.03%		07/01/15	3,000,000	3,000,000
GO Bonds Fiscal 2009 Series H1 (LIQ: Citibank, NA)	a	0.07%		07/07/15	5,000,000	5,000,000
GO Bonds Fiscal 2014 Series A1 (LIQ: Barclays Bank Plc)	a	0.11%		07/07/15	5,315,000	5,315,000
GO Bonds Fiscal 2014 Series I1 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	2,500,000	2,500,000
New York City Capital Resource Corp
RB Series 2008B1 (LOC: Bank of America, NA)		0.15%		07/07/15	20,230,000	20,230,000
New York City Housing Development Corp
M/F Housing RB Series 2009C1 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	2,625,000	2,625,000
M/F Housing RB Series 2013E3 (LIQ: Wells Fargo Bank, NA)		0.07%		07/07/15	19,520,000	19,520,000
M/F Housing RB Series 2014C3 (LIQ: TD Bank NA)		0.06%		07/07/15	9,200,000	9,200,000
M/F Mortgage RB (50th Ave) Series 2013B (LOC: Wells Fargo Bank, NA)		0.08%		07/07/15	15,000,000	15,000,000
M/F Mortgage RB (Boricua Village Apts) Series 2007A (LOC: Citibank, NA)		0.08%		07/07/15	4,250,000	4,250,000
M/F Mortgage RB (Parkview Apts) Series 2004A (LOC: Citibank, NA)		0.08%		07/07/15	5,935,000	5,935,000
M/F Mortgage RB (Rev Ruben Diaz Gardens Apts) Series 2006A (LOC: Freddie Mac)		0.10%		07/07/15	4,000,000	4,000,000
M/F Mortgage RB (White Plains Courtyard Apts) Series 2005A (LOC: Freddie Mac)		0.07%		07/07/15	2,000,000	2,000,000
M/F Rental Housing RB (Related - W 89th St Development) Series 2000A (LOC: Fannie Mae)		0.06%		07/07/15	37,400,000	37,400,000
New York City Municipal Water Finance Auth
Water & Sewer System Fiscal 2015 Series BB3 (LIQ: Sumitomo Mitsui Banking Corp)		0.06%		07/07/15	6,500,000	6,500,000
Water & Sewer System Fiscal 2015 Series BB4 (LIQ: Wells Fargo Bank, NA)		0.01%		07/01/15	2,400,000	2,400,000
Water & Sewer System RB Fiscal 2009 Series AA (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	7,295,000	7,295,000
Water & Sewer System RB Fiscal 2011 Series EE (LIQ: Toronto-Dominion Bank)	a	0.08%		07/07/15	6,875,000	6,875,000
Water & Sewer System RB Fiscal 2013 Series CC (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/15	2,500,000	2,500,000
52    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Water & Sewer System Second General Resolution RB Fiscal 2012 Series FF (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	1,905,000	1,905,000
Water & Sewer System Second General Resolution RB Fiscal 2013 Series BB (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/15	2,250,000	2,250,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2007 Series S1 (LIQ: Citibank, NA)	a	0.08%		07/07/15	23,180,000	23,180,000
Building Aid RB Fiscal 2012 Series S1A (LIQ: Citibank, NA)	a	0.08%		07/07/15	5,625,000	5,625,000
Building Aid RB Fiscal 2013 Series S1 (LIQ: Citibank, NA)	a	0.08%		07/07/15	6,250,000	6,250,000
Future Tax Secured Sub Bonds Fiscal 2012 Series E1 (LIQ: Citibank, NA)	a	0.08%		07/07/15	5,000,000	5,000,000
Future Tax Secured Sub Bonds Fiscal 2012 Series F1 (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/15	6,800,000	6,800,000
Future Tax Secured Sub Bonds Fiscal 2013 Series B (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	3,125,000	3,125,000
Future Tax Secured Sub Bonds Fiscal 2014 Series A1 (LIQ: Royal Bank of Canada)	a	0.07%		07/07/15	6,300,000	6,300,000
Future Tax Secured Sub Bonds Fiscal 2014 Series B3 (LIQ: Barclays Bank Plc)		0.03%		07/01/15	800,000	800,000
New York State Dormitory Auth
Mental Health Services Facilities RB Series 2003D2F (LIQ: JPMorgan Chase Bank, NA)		0.06%		07/07/15	9,590,000	9,590,000
RB (Cornell Univ) Series 2000B		0.07%		07/07/15	4,800,000	4,800,000
RB (Univ of Rochester) Series 2003C (LOC: JPMorgan Chase Bank, NA)		0.08%		07/07/15	50,000	50,000
State Personal Income Tax RB Series 2006C (ESCROW/LIQ: Citibank, NA)	a	0.08%		07/07/15	7,680,000	7,680,000
State Personal Income Tax RB Series 2006D (ESCROW/LIQ: Citibank, NA)	a	0.07%		07/07/15	10,500,000	10,500,000
State Personal Income Tax RB Series 2011C (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	4,200,000	4,200,000
State Personal Income Tax RB Series 2014C (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	14,000,000	14,000,000
New York State Energy Research & Development Auth
Facilities RB (Consolidated Edison) Series 2005A3 (LOC: Mizuho Bank Ltd)		0.07%		07/07/15	9,100,000	9,100,000
New York State Environmental Facilities Corp
Solid Waste Disposal RB (Waste Management) Series 2002B (LOC: JPMorgan Chase Bank, NA)		0.12%		07/07/15	24,800,000	24,800,000
New York State HFA
Housing RB (345 E 94th St) Series 1998A (LOC: Freddie Mac)		0.07%		07/07/15	10,300,000	10,300,000
Housing RB (360 W 43rd St) Series 2003A (LOC: Fannie Mae)		0.06%		07/07/15	22,000,000	22,000,000
Housing RB (388 Bridge St) Series 2012A (LOC: Manufacturers & Traders Trust Co)		0.07%		07/07/15	15,040,000	15,040,000
Housing RB (600 W 42nd St) Series 2008A (LOC: Fannie Mae)		0.08%		07/07/15	27,000,000	27,000,000
Housing RB (Biltmore Tower) Series 2002A (LOC: Fannie Mae)		0.06%		07/07/15	15,000,000	15,000,000
Housing RB (Ocean Park Apts) Series 2005A (LOC: Fannie Mae)		0.08%		07/07/15	28,400,000	28,400,000
Housing RB (Related W30th St) Series 2013A (LOC: Wells Fargo Bank, NA)		0.08%		07/07/15	4,105,000	4,105,000
New York State Mortgage Agency
Homeowner Mortgage RB Series 115 (LIQ: JPMorgan Chase Bank, NA)		0.10%		07/07/15	31,215,000	31,215,000
Homeowner Mortgage RB Series 125 (LIQ: Royal Bank of Canada)		0.08%		07/07/15	10,100,000	10,100,000
See financial notes    53

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New York State Thruway Auth
State Personal Income Tax RB Series 2012A (LIQ: Deutsche Bank AG)	a	0.22%		07/07/15	2,000,000	2,000,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2004A3A (LIQ: JPMorgan Chase Bank, NA)		0.10%		07/07/15	7,605,000	7,605,000
State Personal Income Tax RB Series 2004A3D (LIQ: JPMorgan Chase Bank, NA)		0.10%		07/07/15	10,500,000	10,500,000
State Personal Income Tax RB Series 2009B1 (LIQ: Deutsche Bank AG)	a	0.09%		07/07/15	5,000,000	5,000,000
State Personal Income Tax RB Series 2013A1 (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/15	11,600,000	11,600,000
Port Auth of New York & New Jersey
Consolidated Bonds 141st Series (LIQ: Wells Fargo & Co)	a	0.08%		07/07/15	18,865,000	18,865,000
Consolidated Bonds 143rd Series (LIQ: Toronto-Dominion Bank)	a	0.10%		07/07/15	7,875,000	7,875,000
Consolidated Bonds 147th Series (LIQ: Citibank, NA)	a	0.11%		07/07/15	36,820,000	36,820,000
Consolidated Bonds 152nd Series (LIQ: JPMorgan Chase Bank, NA)	a	0.10%		07/07/15	5,555,000	5,555,000
Consolidated Bonds 152nd Series (LIQ: Morgan Stanley Bank NA)	a	0.14%		07/07/15	32,970,000	32,970,000
Consolidated Bonds 152nd Series (LIQ: Toronto-Dominion Bank)	a	0.10%		07/07/15	7,505,000	7,505,000
Consolidated Bonds 169th Series (LIQ: JPMorgan Chase Bank, NA)	a	0.10%		07/07/15	6,440,000	6,440,000
Consolidated Bonds 172nd Series (LIQ: JPMorgan Chase Bank, NA)	a	0.10%		07/07/15	3,080,000	3,080,000
Consolidated Bonds 177th Series (LIQ: Credit Suisse AG)	a	0.07%		07/07/15	1,665,000	1,665,000
Consolidated Bonds 178th Series (LIQ: JPMorgan Chase Bank, NA)	a	0.10%		07/07/15	1,660,000	1,660,000
Consolidated Bonds 185th Series (LIQ: Citibank, NA)	a	0.11%		07/07/15	2,050,000	2,050,000
						722,190,000
North Carolina 0.4%
Charlotte
COP Series 2003F (LIQ: Bank of America, NA)		0.10%		07/07/15	11,485,000	11,485,000
North Carolina
GO Bonds Series 2015A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	2,750,000	2,750,000
Limited Obligation Refunding Bonds Series 2014C (LIQ: Citibank, NA)	a	0.08%		07/07/15	2,800,000	2,800,000
North Carolina Capital Facilities Finance Agency
Recreational Facilities RB (YMCA of Greater Charlotte) Series 2007A (LOC: Branch Banking & Trust Co)		0.06%		07/07/15	4,215,000	4,215,000
North Carolina Infrastructure Finance Corp
COP Series 2007A (LIQ: Wells Fargo & Co)	a	0.07%		07/07/15	19,000,000	19,000,000
North Carolina Ports Auth
Exempt Facility RB (Wilmington Bulk) Series 2001A (LOC: Branch Banking & Trust Co)		0.13%		07/07/15	1,460,000	1,460,000
Piedmont Triad Airport Auth
Airport RB Series 2008B (LOC: Branch Banking & Trust Co)		0.13%		07/07/15	2,365,000	2,365,000
						44,075,000
54    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
North Dakota 0.4%
North Dakota HFA
Home Mortgage Finance Program Series 2005C (LIQ: Federal Home Loan Bank)		0.08%		07/07/15	12,000,000	12,000,000
Home Mortgage Finance Program Series 2009B (LIQ: Federal Home Loan Bank)		0.06%		07/07/15	38,145,000	38,145,000
						50,145,000
Ohio 1.1%
Columbus Regional Airport Auth
Airport Development RB (Flightsafety) Series 2015A		0.08%		07/07/15	8,100,000	8,100,000
Airport Development RB (Flightsafety) Series 2015B		0.08%		07/07/15	4,500,000	4,500,000
Franklin Cnty
RB (OhioHealth) Series 2011C		0.11%	07/02/15	06/01/16	7,500,000	7,500,000
Marion Cnty
M/F Housing RB (Avalon Lakes) Series 2006 (LOC: Federal Home Loan Bank)		0.09%		07/07/15	5,215,000	5,215,000
Northeast Ohio Regional Sewer District
Wastewater RB Series 2013 (LIQ: State Street Bank & Trust Co NA)	a	0.08%		07/07/15	5,000,000	5,000,000
Ohio
GO Bonds Series 2006B		0.06%		07/07/15	19,240,000	19,240,000
Hospital Refunding RB (Cleveland Clinic) Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	2,000,000	2,000,000
Ohio HFA
Residential Mortgage RB Series 2007B (LIQ: JPMorgan Chase Bank, NA)		0.08%		07/07/15	44,865,000	44,865,000
Residential Mortgage RB Series 2007E (LIQ: JPMorgan Chase Bank, NA)		0.08%		07/07/15	23,330,000	23,330,000
Ohio State Air Quality Development Auth
Exempt Facilities RB (Andersons Marathon Ethanol) Series 2007 (LOC: CoBank, ACB)		0.10%		07/07/15	20,000,000	20,000,000
						139,750,000
Oklahoma 0.4%
Oklahoma Turnpike Auth
Second Sr Refunding RB Series 2006B (GTY/LIQ: Royal Bank of Canada)	a	0.07%		07/07/15	53,130,000	53,130,000
Oregon 0.9%
Oregon Health, Housing, Educational & Cultural Facilities Auth
RB (Assumption Village) Series 2001A (LOC: MUFG Union Bank, NA)		0.08%		07/07/15	2,740,000	2,740,000
Oregon Housing & Community Services Dept
S/F Mortgage RB Series 2005F (LIQ: State Street Bank & Trust Co NA)		0.07%		07/07/15	14,885,000	14,885,000
S/F Mortgage RB Series 2007E (LIQ: JPMorgan Chase Bank, NA)		0.09%		07/07/15	30,000,000	30,000,000
S/F Mortgage RB Series 2007H (LIQ: JPMorgan Chase Bank, NA)		0.09%		07/07/15	30,000,000	30,000,000
S/F Mortgage RB Series 2008C (LIQ: JPMorgan Chase Bank, NA)		0.09%		07/07/15	35,000,000	35,000,000
Portland CCD
GO Bonds Series 2013 (LIQ: Credit Suisse AG)	a	0.07%		07/07/15	3,835,000	3,835,000
						116,460,000
See financial notes    55

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Pennsylvania 2.2%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2010B1&B2 (GTY/LIQ: Royal Bank of Canada)	a	0.07%		07/07/15	10,990,000	10,990,000
RB (Univ of Pittsburgh Medical Center) Series 2010C (GTY/LIQ: Royal Bank of Canada)	a	0.07%		07/07/15	7,995,000	7,995,000
Allegheny Cnty IDA
Health Care RB (Vincentian Collaborative) Series 2008B (LOC: PNC Bank NA)		0.08%		07/07/15	3,725,000	3,725,000
Butler Cnty IDA
RB (Butler Cnty Family YMCA) Series 2005 (LOC: PNC Bank NA)		0.10%		07/07/15	4,645,000	4,645,000
Cumberland Cnty Municipal Auth
RB (Diakon Lutheran Social Ministries) Series 2014B (LOC: Manufacturers & Traders Trust Co)		0.07%		07/07/15	7,335,000	7,335,000
Dallastown Area SD
GO Notes Series 2015		1.25%		04/15/16	7,845,000	7,902,333
Delaware Cnty IDA
Water Facilities RB (Aqua Pennsylvania) Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.10%		07/07/15	9,635,000	9,635,000
Montgomery Cnty Redevelopment Auth
M/F Housing RB (Kingswood Apts) Series 2001A (LOC: Fannie Mae)		0.07%		07/07/15	7,710,000	7,710,000
North Hampton Cnty
RB (Binney & Smith) Series 1997B (LOC: JPMorgan Chase Bank, NA)		0.38%		07/07/15	430,000	430,000
Pennsylvania
GO Bonds Second Series 2007A (LIQ: Branch Banking & Trust Co)	a	0.08%		07/07/15	5,000,000	5,000,000
Pennsylvania HFA
S/F Mortgage RB Series 2002-75A (LIQ: Royal Bank of Canada)		0.07%		07/07/15	13,965,000	13,965,000
S/F Mortgage RB Series 2003-77B (LIQ: Royal Bank of Canada)		0.07%		07/07/15	19,210,000	19,210,000
S/F Mortgage RB Series 2003-79B (LIQ: Royal Bank of Canada)		0.07%		07/07/15	25,580,000	25,580,000
S/F Mortgage RB Series 2004-102C (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.08%		07/07/15	10,000,000	10,000,000
S/F Mortgage RB Series 2004-81C (LIQ: Royal Bank of Canada)		0.07%		07/07/15	9,275,000	9,275,000
S/F Mortgage RB Series 2004-85B (LIQ: TD Bank NA)		0.09%		07/07/15	1,320,000	1,320,000
S/F Mortgage RB Series 2004-85C (LIQ: TD Bank NA)		0.09%		07/07/15	2,000,000	2,000,000
S/F Mortgage RB Series 2005-91B (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.09%		07/07/15	26,100,000	26,100,000
S/F Mortgage RB Series 2006-93,94&95A, 2007-97&98A (LIQ: Morgan Stanley Bank NA)	a	0.14%		07/07/15	1,278,639	1,278,639
S/F Mortgage RB Series 2006-93B (LIQ: Sumitomo Mitsui Banking Corp)		0.08%		07/07/15	30,335,000	30,335,000
S/F Mortgage RB Series 2006-94B (LIQ: TD Bank NA)		0.09%		07/07/15	21,065,000	21,065,000
S/F Mortgage RB Series 2007-100C (LIQ: Sumitomo Mitsui Banking Corp)		0.08%		07/07/15	22,935,000	22,935,000
S/F Mortgage RB Series 2013-115A (LIQ: JPMorgan Chase Bank, NA)	a	0.12%		07/07/15	500,000	500,000
Philadelphia
Airport Refunding RB Series 2005C2 (LOC: Royal Bank of Canada)		0.09%		07/07/15	14,550,000	14,550,000
Philadelphia Municipal Auth
Lease RB Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.09%		07/07/15	4,520,000	4,520,000
56    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Univ of Pittsburgh
Univ & Refunding Bonds Series 2009C (LIQ: Wells Fargo & Co)	a	0.09%		07/07/15	500,000	500,000
						268,500,972
Rhode Island 0.1%
Rhode Island Housing & Mortgage Finance Corp
Homeownership Opportunity Bonds Series 56A (LIQ: Citibank, NA)	a	0.12%		07/07/15	7,265,000	7,265,000
Homeownership Opportunity Bonds Series 56A (LIQ: Morgan Stanley Bank NA)	a	0.14%		07/07/15	5,670,000	5,670,000
						12,935,000
South Carolina 0.6%
Charleston Educational Excellence Financing Corporation
Installment Purchase Refunding RB Series 2013B (LIQ: Credit Suisse AG)	a	0.07%		07/07/15	575,000	575,000
Greenwood Cnty
Hospital Facilities RB (Self Regional Healthcare) Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.09%		07/07/15	7,410,000	7,410,000
South Carolina Jobs Economic Development Auth
IRB (South Carolina Electric & Gas) Series 2008 (LOC: TD Bank NA)		0.09%		07/07/15	6,935,000	6,935,000
IRB (South Carolina Generating) Series 2008 (LOC: TD Bank NA)		0.09%		07/07/15	9,200,000	9,200,000
RB (Holcim) Series 2003 (LOC: Comerica Bank)		0.12%		07/07/15	25,000,000	25,000,000
South Carolina Transportation Infrastructure Bank
RB Series 2007A (GTY/LIQ: US Bank, NA)	a	0.07%		07/07/15	25,045,000	25,045,000
						74,165,000
South Dakota 1.0%
South Dakota Housing Development Auth
Homeownership Mortgage Bonds Series 2006C (LIQ: Federal Home Loan Bank)		0.07%		07/07/15	45,000,000	45,000,000
Homeownership Mortgage Bonds Series 2007I (LIQ: Federal Home Loan Bank)		0.07%		07/07/15	18,000,000	18,000,000
Homeownership Mortgage Bonds Series 2008C (LIQ: Federal Home Loan Bank)		0.10%		07/07/15	50,000,000	50,000,000
M/F Housing RB (Harmony Heights) Series 2001 (LOC: Fannie Mae)		0.10%		07/07/15	6,500,000	6,500,000
South Dakota Value Added Finance Auth
Solid Waste Disposal RB (Lincoln Land) Series 2014 (LOC: AgriBank, FCB)		0.12%		07/07/15	5,500,000	5,500,000
						125,000,000
Tennessee 0.9%
Blount Cnty Public Building Auth
Public Improvement Bonds Series E6A (LOC: Branch Banking & Trust Co)		0.06%		07/07/15	21,015,000	21,015,000
Chattanooga IDB
Lease Rental Refunding RB Series 2007 (LIQ: Royal Bank of Canada)	a	0.09%		07/07/15	7,000,000	7,000,000
Clarksville Public Building Auth
Pooled Financing RB (Tennessee Municipal Bond Fund) Series 1997 (LOC: Bank of America, NA)		0.13%		07/07/15	1,400,000	1,400,000
Pooled Financing RB (Tennessee Municipal Bond Fund) Series 1999 (LOC: Bank of America, NA)	a	0.13%		07/07/15	5,045,000	5,045,000
See financial notes    57

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Grundy Cnty IDB
Limited Obligation RB (Toyo Seat USA) Series 2001 (LOC: Comerica Bank)		0.17%		07/07/15	800,000	800,000
Jackson Health, Educational & Housing Facility Board
M/F Housing RB (Patrician Terrace Apts) Series 2005 (LOC: Fannie Mae)		0.08%		07/07/15	2,000,000	2,000,000
Memphis & Shelby Cnty Sports Auth
Refunding RB (Memphis Arena) Series 2007C&D (GTY/LIQ: State Street Bank & Trust Co NA)	a	0.07%		07/07/15	12,795,000	12,795,000
Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
M/F Housing RB (Burning Tree Apts) Series 2005 (LOC: Fannie Mae)		0.09%		07/07/15	7,420,000	7,420,000
M/F Housing RB (Weatherly Ridge Apts) Series 2006A (LOC: US Bank, NA)		0.08%		07/07/15	5,000,000	5,000,000
M/F Housing Refunding RB (Brentwood Oaks Apts) Series 1991 (LOC: Fannie Mae)		0.07%		07/07/15	11,320,000	11,320,000
Montgomery Cnty Public Building Auth
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1995 (LOC: Bank of America, NA)	a	0.13%		07/07/15	820,000	820,000
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1997 (LOC: Bank of America, NA)		0.13%		07/07/15	16,160,000	16,160,000
Sevier Cnty Public Building Auth
Public Improvement Bonds Series VA1 (LOC: Branch Banking & Trust Co)		0.14%		07/07/15	10,580,000	10,580,000
Shelby Cnty Health, Educational & Housing Facilities Board
RB (Methodist Healthcare) Series 2004B (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.10%		07/07/15	7,495,000	7,495,000
						108,850,000
Texas 10.1%
Alamo CCD
LT GO Refunding Bonds Series 2012 (LIQ: Credit Suisse AG)	a	0.07%		07/07/15	6,670,000	6,670,000
Austin
Water & Wastewater System Refunding RB Series 2008 (LOC: Citibank, NA)		0.05%		07/07/15	4,865,000	4,865,000
Calhoun Cnty Navigation District
Environmental Facilities RB (Formosa Plastics) Series 2006 (LOC: Bank of America, NA)		0.08%		07/07/15	28,500,000	28,500,000
Solid Waste Disposal RB (Formosa Plastics) Series 2000 (LOC: JPMorgan Chase Bank, NA)		0.09%		07/07/15	12,500,000	12,500,000
Calhoun Cnty Navigation IDA
Port RB (Formosa Plastics) Series 2011C (LOC: Sumitomo Mitsui Banking Corp)		0.07%		07/07/15	27,500,000	27,500,000
Calhoun Port Auth
Environmental Facilities RB (Formosa Plastics) Series 2011B (LOC: Sumitomo Mitsui Banking Corp)		0.07%		07/07/15	45,000,000	45,000,000
Port RB (Formosa Plastics Corp) Series 2011A (LOC: Sumitomo Mitsui Banking Corp)		0.07%		07/07/15	32,300,000	32,300,000
Capital IDC
Solid Waste Disposal RB (Texas Disposal Systems) Series 2001 (LOC: MUFG Union Bank, NA)		0.13%		07/07/15	7,930,000	7,930,000
Clear Creek ISD
ULT GO Refunding Bonds Series 2008A (GTY: TX Permanent School Fund /LIQ: Bank of America, NA)	a	0.12%		07/07/15	5,000,000	5,000,000
Collin Cnty HFA
M/F Housing RB (Huntington Apts) Series 1996 (LOC: Northern Trust Co)		0.07%		07/07/15	12,305,000	12,305,000
58    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Dallam Cnty IDC
Economic Development RB (Hillmar Cheese) Series 2010 (LOC: CoBank, ACB)		0.09%		07/07/15	20,000,000	20,000,000
Economic Development Refunding RB (Hilmar Cheese) Series 2009 (LOC: CoBank, ACB)		0.09%		07/07/15	24,500,000	24,500,000
IDRB (Dalhart Jersey Ranch) Series 2006 (LOC: CoBank, ACB)		0.13%		07/07/15	3,000,000	3,000,000
Dallas Area Rapid Transit
Sr Lien Sales Tax RB Series 2008 (LIQ: Citibank, NA)	a	0.08%		07/07/15	11,440,000	11,440,000
Galveston Cnty
GO Refunding Bonds Series 2007 (GTY/LIQ: Wells Fargo & Co)	a	0.08%		07/07/15	19,140,000	19,140,000
Grand Parkway Transportation Corp
Sub Tier Toll RB Series 2013B (LIQ: Royal Bank of Canada)	a	0.08%		07/07/15	11,000,000	11,000,000
Sub Tier Toll RB Series 2013B (LIQ: State Street Bank & Trust Co NA)	a	0.08%		07/07/15	35,600,000	35,600,000
Greater East Texas Higher Education Auth
Student Loan RB Series 1992B (LOC: State Street Bank & Trust Co NA)		0.08%		07/07/15	35,200,000	35,200,000
Student Loan RB Series 1993B (LOC: State Street Bank & Trust Co NA)		0.08%		07/07/15	32,000,000	32,000,000
Student Loan RB Series 1995B (LOC: State Street Bank & Trust Co NA)		0.08%		07/07/15	36,000,000	36,000,000
Greater Texas Student Loan Corp
Student Loan RB Series 1998A (LOC: State Street Bank & Trust Co NA)		0.08%		07/07/15	35,000,000	35,000,000
Student Loan RB Series 2000A (LOC: State Street Bank & Trust Co NA)		0.08%		07/07/15	35,000,000	35,000,000
Gulf Coast Waste Disposal Auth
Environmental Facilities RB (ExxonMobil) Series 2001A		0.02%		07/01/15	5,460,000	5,460,000
Hale Cnty IDC
Economic Development RB (Silverado TX) Series 2008 (LOC: Rabobank Nederland)		0.13%		07/07/15	5,400,000	5,400,000
IDRB (Struikmans Ramona) Series 2003 (LOC: Rabobank Nederland)		0.13%		07/07/15	3,000,000	3,000,000
IDRB (White River Ranch) Series 2004 (LOC: Wells Fargo Bank, NA)		0.13%		07/07/15	4,000,000	4,000,000
Harris Cnty Cultural Education Facilities Finance Corp
Hospital RB (Memorial Hermann Health) Series 2014C		0.05%		07/07/15	12,805,000	12,805,000
Hospital Refunding RB (Memorial Hermann Healthcare) Series 2010B (GTY/LIQ: Royal Bank of Canada)	a	0.07%		07/07/15	11,000,000	11,000,000
Harris Cnty Housing Finance Corp
M/F Housing RB (Baypointe Apts) Series 2006 (LOC: Citibank, NA)		0.08%		07/07/15	12,115,000	12,115,000
M/F Housing RB (Dominion Square Apts) Series 2000 (LOC: PNC Bank NA)		0.16%		07/07/15	2,825,000	2,825,000
M/F Housing RB (Village At Cornerstone Apts) Series 2004 (LOC: Fannie Mae)		0.08%		07/07/15	7,415,000	7,415,000
Houston
Water & Sewer System First Lien Refunding RB Series 2004A&2007B (LIQ: Deutsche Bank AG)	a	0.17%		07/07/15	6,140,000	6,140,000
Water & Sewer System Jr Lien Refunding RB Series 1998A (GTY/LIQ: Wells Fargo & Co)	a	0.07%		07/07/15	18,780,000	18,780,000
Houston Higher Education Finance Corp
Higher Education Refunding RB (Rice Univ) Series 2013A (ESCROW)		0.47%	07/02/15	05/16/16	42,505,000	42,628,997
Houston ISD
LT GO Bonds Series 2008 (GTY: TX Permanent School Fund /LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	4,995,000	4,995,000
See financial notes    59

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Houston Port Auth
ULT GO Refunding Bonds Series 2008A (LIQ: JPMorgan Chase Bank, NA)	a	0.11%		07/07/15	12,610,000	12,610,000
Lavaca-Navidad River Auth
Water Contract RB (Formosa Plastics) Series 1990 (LOC: Bank of America, NA)		0.08%		07/07/15	13,600,000	13,600,000
Leander ISD
ULT GO & Refunding Bonds Series 2008 (GTY: TX Permanent School Fund /LIQ: Citibank, NA)	a	0.08%		07/07/15	4,950,000	4,950,000
Muleshoe Economic Development Corp
IDRB (John Lyle & Grace Ajean) Series 2005 (LOC: Rabobank Nederland)		0.12%		07/07/15	3,000,000	3,000,000
North Central Texas Health Facilities Development Corp
Hospital RB (Children's Medical Center of Dallas) Series 2009 (LIQ: Toronto-Dominion Bank)	a	0.08%		07/07/15	8,500,000	8,500,000
North East ISD
ULT GO Bonds Series 2007A (GTY: TX Permanent School Fund /LIQ: US Bank, NA)	a	0.07%		07/07/15	10,460,000	10,460,000
North Texas Municipal Water District
Water System RB Series 2008 (LIQ: Bank of America, NA)	a	0.09%		07/07/15	10,000,000	10,000,000
North Texas Tollway Auth
System RB Series 2011A (LIQ: Citibank, NA)	a	0.08%		07/07/15	7,715,000	7,715,000
System RB Series 2011A (LIQ: Citibank, NA)	a	0.10%		07/07/15	9,940,000	9,940,000
System Refunding RB Series 2008 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/15	6,000,000	6,000,000
Port Arthur Navigation District IDC
Exempt Facilities RB (Total Petrochemicals & Refining USA) Series 2012A		0.08%		07/07/15	30,000,000	30,000,000
Exempt Facilities RB (Total Petrochemicals & Refining USA) Series 2012B		0.08%		07/07/15	15,000,000	15,000,000
RB (TOTAL Petrochemicals USA) Series 2011		0.08%		07/07/15	17,000,000	17,000,000
San Antonio
Electric & Gas Systems Refunding RB New Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	5,000,000	5,000,000
Tax & Revenue COP Series 2006 (LIQ: Wells Fargo & Co)	a	0.13%		07/07/15	162,000	162,000
San Antonio Public Facilities Corp
Lease & Refunding RB Series 2012 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	10,705,000	10,705,000
Lease Refunding RB Series 2012 (LIQ: State Street Bank & Trust Co NA)	a	0.07%		07/07/15	10,000,000	10,000,000
Southeast Housing Finance Corp
M/F Housing RB (Piedmont Apts) Series 2006 (LOC: Fannie Mae)		0.08%		07/07/15	13,135,000	13,135,000
Tarrant Cnty Cultural Education Facilities Finance Corp
RB (Texas Health Resources System) Series 2008C		0.08%		07/07/15	5,000,000	5,000,000
RB (Texas Health Resources) Series 2008B		0.05%		07/07/15	50,285,000	50,285,000
Refunding RB (Texas Health Resources) Series 2007A (LIQ: Bank of America, NA)	a	0.17%		07/07/15	1,125,000	1,125,000
Refunding RB (Texas Health Resources) Series 2007A (LIQ: Morgan Stanley Bank NA)	a	0.12%		07/07/15	61,595,000	61,595,000
Texas
GO Bonds (Veterans' Housing Assistance Program II) Series 2008A (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.08%		07/07/15	35,700,000	35,700,000
GO Bonds Series 1994A1 (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.06%		07/07/15	5,000,000	5,000,000
GO Bonds Series 2004B (LIQ: Sumitomo Mitsui Banking Corp)		0.08%		07/07/15	30,520,000	30,520,000
GO Bonds Series 2006D (LIQ: Sumitomo Mitsui Banking Corp)		0.06%		07/07/15	23,265,000	23,265,000
60    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
GO Bonds Series 2010C (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.08%		07/07/15	31,900,000	31,900,000
GO Refunding Bonds Series 1999A (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.08%		07/07/15	13,285,000	13,285,000
Veterans Bonds Series 2014A (LIQ: Bank of America, NA)		0.05%		07/07/15	36,780,000	36,780,000
Texas Dept of Housing & Community Affairs
M/F Housing RB (Atascocita Pines Apts) Series 2005 (LOC: Fannie Mae)		0.08%		07/07/15	10,990,000	10,990,000
M/F Housing RB (Costa Ibiza Apts) Series 2008 (LOC: Freddie Mac)		0.07%		07/07/15	8,120,000	8,120,000
M/F Housing RB (Creek Point Apts) Series 2000 (LOC: Freddie Mac)		0.10%		07/07/15	5,560,000	5,560,000
M/F Housing RB (Lancaster Apts) Series 2007 (LOC: Fannie Mae)		0.08%		07/07/15	10,545,000	10,545,000
M/F Housing RB (Villas at Henderson) Series 2006 (LOC: Citibank, NA)		0.08%		07/07/15	6,615,000	6,615,000
M/F Housing Refunding RB (Addison Park Apts) Series 2008 (LOC: Freddie Mac)		0.13%		07/07/15	12,905,000	12,905,000
M/F Housing Refunding RB (Alta Cullen Apts) Series 2008 (LOC: Freddie Mac)		0.09%		07/07/15	12,100,000	12,100,000
S/F Mortgage RB Series 2007A (LIQ: Texas)		0.08%		07/07/15	48,190,000	48,190,000
S/F Mortgage RB Series 2007B (LIQ: Bank of America, NA)	a	0.17%		07/07/15	1,960,000	1,960,000
Texas Transportation Commission
GO Mobility Fund & Refunding Bonds Series 2014A (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/15	6,665,000	6,665,000
GO Mobility Fund Refunding Bonds Series 2014 (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/15	11,550,000	11,550,000
Texas Water Development Board
GO Bonds Series 2007D (LIQ: Deutsche Bank AG)	a	0.13%		07/07/15	5,800,000	5,800,000
Univ of Texas
Revenue Financing System Bonds Series 2012B (LIQ: Royal Bank of Canada)	a	0.07%		07/07/15	8,000,000	8,000,000
Revenue Financing System Refunding Bonds Series 2007B		0.04%		07/07/15	10,100,000	10,100,000
						1,258,345,997
Utah 0.5%
Clearfield
M/F Housing Refunding RB (Oakstone Apts) Series 2008 (LOC: Fannie Mae)		0.10%		07/07/15	12,100,000	12,100,000
Salt Lake Cnty Housing Auth
M/F Housing Refunding RB (Bridgeside Landing Apts) Series 2008 (LOC: Fannie Mae)		0.10%		07/07/15	14,225,000	14,225,000
Utah Cnty
Hospital RB (IHC Health Services) Series 2012 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	7,665,000	7,665,000
Hospital RB (IHC Health Services) Series 2014A (LIQ: Toronto-Dominion Bank)	a	0.08%		07/07/15	3,700,000	3,700,000
Utah Housing Corp
M/F Housing RB (Tanglewood Apts) Series 2004A (LOC: Citibank, NA)		0.08%		07/07/15	9,000,000	9,000,000
Utah Transit Auth
Sales Tax RB Series 2008A (ESCROW/LIQ: Credit Suisse AG)	a	0.07%		07/07/15	13,500,000	13,500,000
						60,190,000
See financial notes    61

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Virginia 1.2%
Harrisonburg IDA
Refunding RB (Mennonite Retirement Community) Series 2006B (LOC: Branch Banking & Trust Co)		0.06%		07/07/15	2,845,000	2,845,000
King George Cnty
Solid Waste Disposal Facility RB (Garnet) Series 1996 (LOC: JPMorgan Chase Bank, NA)		0.12%		07/07/15	3,700,000	3,700,000
Metropolitan Washington Airports Auth
Airport System RB Series 2005A (LIQ: Citibank, NA)	a	0.13%		07/07/15	9,800,000	9,800,000
Airport System RB Series 2007B (LIQ: Deutsche Bank AG)	a	0.13%		07/07/15	11,020,000	11,020,000
Airport System RB Series 2007B (LIQ: Deutsche Bank AG)	a	0.14%		07/07/15	3,830,000	3,830,000
Airport System RB Series 2007B (LIQ: Deutsche Bank AG)	a	0.17%		07/07/15	8,995,000	8,995,000
Airport System RB Series 2007B (LIQ: JPMorgan Chase Bank, NA)	a	0.11%		07/07/15	5,000,000	5,000,000
Airport System RB Series 2008A (LIQ: Deutsche Bank AG)	a	0.12%		07/07/15	28,435,000	28,435,000
Airport System RB Series 2008A (LIQ: Deutsche Bank AG)	a	0.13%		07/07/15	15,350,000	15,350,000
Airport System Refunding RB Series 2010C1 (LOC: Barclays Bank Plc)		0.10%		07/02/15	59,575,000	59,575,000
						148,550,000
Washington 3.0%
Central Puget Sound Regional Transit Auth
Sales Tax Bonds Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	7,855,000	7,855,000
King Cnty
Sewer Refunding RB Series 2011B (LIQ: Barclays Bank Plc)	a	0.12%		07/07/15	7,785,000	7,785,000
Sewer Refunding RB Series 2011B (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	6,950,000	6,950,000
King Cnty Housing Auth
RB (Greenbridge Redevelopment-Salmon Creek Apts) Series 2007 (LOC: Bank of America, NA)		0.12%		07/07/15	3,995,000	3,995,000
Port of Seattle
Sub Lien Refunding RB Series 2008 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)	d	0.08%		07/07/15	60,000,000	60,000,000
Seattle
Drainage & Wastewater RB 2008 (LIQ: Citibank, NA)	a	0.07%		07/07/15	8,090,000	8,090,000
Washington
GO Bonds Series 2003C (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/15	7,935,000	7,935,000
GO Bonds Series 2009E (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	5,000,000	5,000,000
GO Bonds Series 2011B (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	4,000,000	4,000,000
GO Bonds Series 2012C (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	5,000,000	5,000,000
GO Bonds Series 2014A (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/15	2,500,000	2,500,000
GO Bonds Series 2014D (LIQ: Citibank, NA)	a	0.08%		07/07/15	4,700,000	4,700,000
GO Refunding Bonds Series R2010B (LIQ: Bank of America, NA)	a	0.08%		07/07/15	10,000,000	10,000,000
Washington Economic Development Finance Auth
Solid Waste Disposal RB (Heirborne Investments) Series 2006K (LOC: MUFG Union Bank, NA)		0.09%		07/07/15	4,540,000	4,540,000
Solid Waste Disposal RB (Waste Management) Series 2000C (LOC: Bank of America, NA)		0.11%		07/07/15	17,900,000	17,900,000
Solid Waste Disposal RB (Waste Management) Series 2000I (LOC: Bank of America, NA)		0.11%		07/07/15	20,885,000	20,885,000
62    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Washington Health Care Facilities Auth
RB (MultiCare Health System) Series 2009A (LIQ: Royal Bank of Canada)	a	0.09%		07/07/15	8,110,000	8,110,000
RB (Providence Health & Services) Series 2010A (LIQ: Bank of America, NA)	a	0.07%		07/07/15	10,180,000	10,180,000
RB (Providence Health & Services) Series 2014C&2014D (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	15,300,000	15,300,000
RB (Providence Health & Services) Series 2014D (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/15	5,665,000	5,665,000
RB (Providence Heath & Services) Series 2014C (LIQ: Bank of America, NA)	a	0.07%		07/07/15	8,675,000	8,675,000
RB (Providence Heath & Services) Series 2014D (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	4,000,000	4,000,000
Refunding RB (Seattle Children's Hospital) Series 2015B (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	13,860,000	13,860,000
Washington State Housing Finance Commission
M/F Housing RB (Anchor Village Apts) Series 1997 (LOC: Fannie Mae)		0.08%		07/07/15	10,750,000	10,750,000
M/F Housing RB (Brittany Park Phase II) Series 1998A (LOC: Fannie Mae)		0.08%		07/07/15	3,480,000	3,480,000
M/F Housing RB (Forest Creek Apts) Series 2006 (LOC: Fannie Mae)		0.08%		07/07/15	13,680,000	13,680,000
M/F Housing RB (Highlander Apts) Series 2004A (LOC: Freddie Mac)		0.09%		07/07/15	7,000,000	7,000,000
M/F Housing RB (Kitts Corner Apts) Series 2014 (LOC: Federal Home Loan Bank)		0.07%		07/07/15	7,000,000	7,000,000
M/F Housing RB (Lakewood Meadows Apts) Series 2000A (LOC: Fannie Mae)		0.12%		07/07/15	6,280,000	6,280,000
M/F Housing RB (Merrill Gardens) Series 1997A (LOC: Fannie Mae)		0.08%		07/07/15	6,125,000	6,125,000
M/F Housing RB (Parkview Apts) Series 2008 (LOC: Freddie Mac)		0.12%		07/07/15	3,060,000	3,060,000
M/F Housing RB (Rainier Court Apts) Series 2003A (LOC: Fannie Mae)		0.08%		07/07/15	12,750,000	12,750,000
M/F Housing RB (Reserve at SeaTac Apts) Series 2015 (LOC: Federal Home Loan Bank)		0.06%		07/07/15	5,500,000	5,500,000
M/F Housing RB (Rolling Hills Apts) Series 2004A (LOC: Fannie Mae)		0.08%		07/07/15	6,125,000	6,125,000
M/F Housing RB (Seasons Apts) Series 2006 (LOC: Fannie Mae)		0.12%		07/07/15	22,640,000	22,640,000
M/F Housing RB (Willow Tree Grove Apts) Series 2011 (LOC: Freddie Mac)		0.07%		07/07/15	4,770,000	4,770,000
M/F Housing RB (Woodrose Apts) Series 1999A (LOC: Fannie Mae)		0.08%		07/07/15	6,750,000	6,750,000
M/F Mortgage RB (Meridian Court Apts) Series 1996 (LOC: Fannie Mae)		0.08%		07/07/15	6,700,000	6,700,000
M/F Mortgage RB (Wandering Creek) Series 1995 (LOC: Freddie Mac)		0.08%		07/07/15	4,300,000	4,300,000
M/F RB (Regency Park Apts) Series 1999A (LOC: Freddie Mac)		0.12%		07/07/15	7,805,000	7,805,000
						377,640,000
West Virginia 0.5%
Cabell Cnty
Univ Facilities RB (Provident Group) Series 2010A (LOC: Bank of America, NA)		0.10%		07/07/15	19,965,000	19,965,000
See financial notes    63

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Putnam Cnty Commission
Solid Waste Disposal RB (Toyota Motor Manufacturing) Series 1998A		0.07%		07/07/15	40,000,000	40,000,000
						59,965,000
Wisconsin 1.8%
Oconomowoc Community Development Auth
M/F Housing RB Series 2004 (LOC: Fannie Mae)		0.08%		07/07/15	4,430,000	4,430,000
Red Cedar
IDRB (Fairmount Minerals) Series 2007 (LOC: PNC Bank NA)		0.10%		07/07/15	10,000,000	10,000,000
Wisconsin
GO Bonds Series 2006C (LIQ: Citibank, NA)	a	0.12%		07/07/15	1,595,000	1,595,000
Wisconsin Health & Educational Facilities Auth
RB (Ascension Health) Series 2012D (LIQ: Citibank, NA)	a	0.08%		07/07/15	3,000,000	3,000,000
RB (Children's Hospital) Series 2008B (LIQ: Barclays Bank Plc)	a	0.12%		07/07/15	6,620,000	6,620,000
RB (Froedtert & Community Health) Series 2009C (LIQ: Credit Suisse AG)	a	0.07%		07/07/15	15,785,000	15,785,000
RB (Indian Community School of Milwaukee) Series 2007 (LOC: JPMorgan Chase Bank, NA)		0.07%		07/07/15	26,000,000	26,000,000
Wisconsin Housing & Economic Development Auth
Homeownership RB Series 2003B (LIQ: Federal Home Loan Bank)		0.08%		07/07/15	18,790,000	18,790,000
Homeownership RB Series 2004D (LIQ: Federal Home Loan Bank)		0.08%		07/07/15	5,460,000	5,460,000
Homeownership RB Series 2005C (LIQ: Royal Bank of Canada)		0.07%		07/07/15	24,730,000	24,730,000
Homeownership RB Series 2006E (LIQ: Citibank, NA)	a	0.13%		07/07/15	700,000	700,000
Homeownership RB Series 2007E (LIQ: Federal Home Loan Bank)		0.10%		07/07/15	11,980,000	11,980,000
Homeownership RB Series 2008A (LIQ: BMO Harris Bank NA)		0.08%		07/07/15	34,505,000	34,505,000
Housing RB Series 2008A (LIQ: JPMorgan Chase Bank, NA)		0.08%		07/07/15	5,460,000	5,460,000
Housing RB Series 2008G (LIQ: JPMorgan Chase Bank, NA)		0.08%		07/07/15	21,920,000	21,920,000
Housing RB Series 2012B (LIQ: Federal Home Loan Bank)		0.06%		07/07/15	14,140,000	14,140,000
M/F Housing Bonds Series 2007A (LIQ: Federal Home Loan Bank)		0.09%		07/07/15	7,130,000	7,130,000
M/F Housing Bonds Series 2007C (LIQ: Federal Home Loan Bank)		0.09%		07/07/15	6,025,000	6,025,000
M/F Housing Bonds Series 2008A (LIQ: Federal Home Loan Bank)		0.06%		07/07/15	4,970,000	4,970,000
						223,240,000
Wyoming 0.9%
Green River
RB (Rhone-Poulenc) Series 1994 (LOC: Comerica Bank)		0.17%		07/07/15	11,400,000	11,400,000
Lincoln Cnty
Pollution Control RB (Exxon) Series 1987C		0.01%		07/01/15	1,800,000	1,800,000
Pollution Control Refunding RB (ExxonMobil) Series 2014		0.02%		07/01/15	5,700,000	5,700,000
Sublette Cnty
Pollution Control Refunding RB (ExxonMobil) Series 2014		0.02%		07/01/15	4,500,000	4,500,000
Wyoming Community Development Auth
Housing RB 2007 Series 11 (LIQ: Bank of New York Mellon)		0.11%		07/07/15	6,000,000	6,000,000
Housing RB 2007 Series 2 (LIQ: State Street Bank & Trust Co NA)		0.12%		07/07/15	6,000,000	6,000,000
Housing RB 2007 Series 4 (LIQ: Bank of New York Mellon)		0.11%		07/07/15	14,000,000	14,000,000
Housing RB 2007 Series 6 (LIQ: Bank of New York Mellon)		0.11%		07/07/15	7,000,000	7,000,000
Housing RB 2007 Series 8 (LIQ: Bank of New York Mellon)		0.11%		07/07/15	12,000,000	12,000,000
Housing RB 2008 Series 2 (LIQ: Bank of New York Mellon)		0.11%		07/07/15	3,970,000	3,970,000
64    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Housing RB Series 2006-2 (LIQ: State Street Bank & Trust Co NA)		0.12%		07/07/15	8,000,000	8,000,000
Housing RB Series 2006-5 (LIQ: State Street Bank & Trust Co NA)		0.12%		07/07/15	10,000,000	10,000,000
Housing RB Series 2006-7 (LIQ: State Street Bank & Trust Co NA)		0.12%		07/07/15	10,000,000	10,000,000
Housing RB Series 2006-9 (LIQ: State Street Bank & Trust Co NA)		0.12%		07/07/15	10,000,000	10,000,000
						110,370,000
Other Investments 2.5%
Nuveen California AMT-Free Municipal Income Fund
Variable Rate Demand Preferred Shares Series 5 (GTY/LIQ: Morgan Stanley Bank NA)	a	0.22%		07/07/15	5,000,000	5,000,000
Nuveen California Dividend Advantage Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Morgan Stanley Bank NA)	a	0.22%		07/07/15	5,000,000	5,000,000
Nuveen New Jersey Dividend Advantage Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: TD Bank NA)	a	0.15%		07/07/15	10,000,000	10,000,000
Variable Rate Demand Preferred Shares Series 2 (GTY/LIQ: Royal Bank of Canada)	a	0.15%		07/07/15	10,500,000	10,500,000
Nuveen Premium Income Municipal Fund 2
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Barclays Bank Plc)	a	0.16%		07/07/15	91,200,000	91,200,000
Nuveen Quality Income Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: JPMorgan Chase Bank, NA)	a	0.15%		07/07/15	44,900,000	44,900,000
Nuveen Select Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Barclays Bank Plc)	a	0.16%		07/07/15	87,100,000	87,100,000
Western Asset Intermediate Muni Fund
Variable Rate Demand Preferred Stock Series 1 (GTY/LIQ: Citibank, NA)	a	0.16%		07/07/15	10,100,000	10,100,000
Western Asset Managed Municipals Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Citibank, NA)	a	0.16%		07/07/15	39,000,000	39,000,000
Western Asset Municipal Partners Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Citibank, NA)	a	0.16%		07/07/15	12,600,000	12,600,000
						315,400,000
Total Variable-Rate Securities
(Cost $8,826,551,068)						8,826,551,068

End of Investments.

At 06/30/15, the tax basis cost of the fund's investments was $12,833,563,300.
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,037,631,639 or 24.4% of net assets.
b	Illiquid security. At the period end, the value of these amounted to $41,815,000 or 0.3% of net assets.
c	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
d	All or a portion of this security is designated as collateral for delayed-delivery securities.

See financial notes    65

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
ULT —	Unlimited tax
USD —	Unified school district

At June 30, 2015, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2015. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
66    See financial notes

Schwab Municipal Money Fund
Statement of
Assets and Liabilities
As of June 30, 2015; unaudited
Assets
Investments, at cost and value (Note 2a)		$12,833,563,300
Cash		3,008,428
Receivables:
Interest		19,105,398
Fund shares sold		1,342,000
Prepaid expenses	+	28,407
Total assets		12,857,047,533
Liabilities
Payables:
Investments bought		27,014,164
Investments bought - Delayed delivery		377,381,628
Investment adviser and administrator fees		220,032
Fund shares redeemed		2,877,536
Distributions to shareholders		51,403
Accrued expenses	+	170,878
Total liabilities		407,715,641
Net Assets
Total assets		12,857,047,533
Total liabilities	–	407,715,641
Net assets		$12,449,331,892
Net Assets by Source
Capital received from investors		12,447,902,728
Net realized capital gains		1,429,164

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Sweep Shares	$10,575,789,490		10,572,423,151		$1.00
Value Advantage Shares	$576,055,900		575,872,979		$1.00
Select Shares	$331,462,647		331,355,971		$1.00
Institutional Shares	$966,023,855		965,718,789		$1.00

See financial notes    67

Schwab Municipal Money Fund
Statement of
Operations
For the period January 1, 2015 through June 30, 2015; unaudited
Investment Income
Interest		$5,768,974
Expenses
Investment adviser and administrator fees		20,429,128
Shareholder service fees:
Sweep Shares		19,136,702
Value Advantage Shares		653,882
Select Shares		374,325
Institutional Shares		1,087,969
Portfolio accounting fees		210,374
Custodian fees		122,624
Shareholder reports		122,241
Registration fees		107,697
Professional fees		68,269
Transfer agent fees		41,060
Independent trustees' fees		32,091
Interest expense		426
Other expenses	+	116,819
Total expenses		42,503,607
Expense reduction by CSIM and its affiliates	–	37,377,439
Net expenses	–	5,126,168
Net investment income		642,806
Realized Gains (Losses)
Net realized gains on investments		1,429,164
Increase in net assets resulting from operations		$2,071,970
68    See financial notes

Schwab Municipal Money Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/15-6/30/15		1/1/14-12/31/14
Net investment income		$642,806	$1,320,926
Net realized gains	+	1,429,164	3,414,565
Increase in net assets from operations		2,071,970	4,735,491
Distributions to Shareholders
Distributions from net investment income
Sweep Shares		(546,638)	(1,102,000)
Value Advantage Shares		(29,715)	(66,696)
Select Shares		(17,011)	(37,864)
Institutional Shares	+	(49,442)	(114,366)
Total distributions from net investment income		(642,806)	(1,320,926)
Distributions from net realized gains
Sweep Shares		—	(1,674,645)
Value Advantage Shares		—	(91,270)
Select Shares		—	(53,341)
Institutional Shares	+	—	(151,364)
Total distributions from net realized gains		—	(1,970,620)
Total distributions		(642,806)	(3,291,546)
Transactions in Fund Shares*
Shares Sold
Sweep Shares		16,261,158,675	34,138,143,890
Value Advantage Shares		73,509,033	153,835,806
Select Shares		22,652,277	111,823,789
Institutional Shares	+	63,485,306	182,233,936
Total shares sold		16,420,805,291	34,586,037,421
Shares Reinvested
Sweep Shares		489,174	2,742,975
Value Advantage Shares		23,113	135,115
Select Shares		13,104	77,694
Institutional Shares	+	41,599	246,134
Total shares reinvested		566,990	3,201,918
Shares Redeemed
Sweep Shares		(17,091,701,965)	(33,980,424,216)
Value Advantage Shares		(118,698,546)	(250,221,387)
Select Shares		(56,488,525)	(149,990,615)
Institutional Shares	+	(134,413,502)	(306,508,698)
Total shares redeemed		(17,401,302,538)	(34,687,144,916)
Net transactions in fund shares		(979,930,257)	(97,905,577)
Net Assets
Beginning of period		13,427,832,985	13,524,294,617
Total decrease	+	(978,501,093)	(96,461,632)
End of period		$12,449,331,892	$13,427,832,985
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes    69

Schwab AMT Tax-Free Money Fund
Financial Statements
Financial Highlights
Sweep Shares	1/1/15– 6/30/15*	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11	1/1/10– 12/31/10
Per-Share Data ($)
Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total return (%)	0.01 [3]	0.02	0.01	0.01	0.01	0.02
Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.08 [4],[5]	0.09 [4]	0.15 [4]	0.21 [4],[6]	0.29 [4]	0.36 [4]
Gross operating expenses	0.70 [5]	0.70	0.70	0.66 [6]	0.69	0.70
Net investment income (loss)	0.01 [5]	0.01	0.01	0.01	0.01	0.01
Net assets, end of period ($ x 1,000,000)	3,223	3,690	3,528	3,522	3,139	2,940

Value Advantage Shares	1/1/15– 6/30/15*	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11	1/1/10– 12/31/10
Per-Share Data ($)
Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total return (%)	0.01 [3]	0.02	0.01	0.01	0.01	0.02
Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.08 [4],[5]	0.09 [4]	0.15 [4]	0.21 [4],[6]	0.29 [4]	0.36 [4]
Gross operating expenses	0.57 [5]	0.57	0.57	0.53 [6]	0.56	0.57
Net investment income (loss)	0.01 [5]	0.01	0.01	0.01	0.01	0.01
Net assets, end of period ($ x 1,000,000)	414	468	539	625	791	1,066
*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
5
Annualized.
6
The ratio of gross operating expenses would have been 0.70% for Sweep Shares and 0.57% for Value Advantage Shares, respectively, if the State filing fee reimbursement had not been included. There was no impact on the ratio of net operating expenses.
70    See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2015 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
41.1%	Fixed-Rate Securities	1,496,396,088	1,496,396,088
62.1%	Variable-Rate Securities	2,256,798,784	2,256,798,784
103.2%	Total Investments	3,753,194,872	3,753,194,872
(3.2%)	Other Assets and Liabilities, Net		(116,455,157)
100.0%	Net Assets		3,636,739,715

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Securities 41.1% of net assets
Alabama 1.0%
Huntsville Health Care Auth
CP		0.10%		08/05/15	10,000,000	10,000,000
CP		0.09%		08/11/15	10,000,000	10,000,000
CP		0.09%		08/18/15	15,000,000	15,000,000
						35,000,000
Alaska 0.1%
North Slope Borough
GO Bonds Series 2014B		2.00%		10/30/15	2,050,000	2,062,587
Arizona 0.3%
Phoenix Civic Improvement Corp
Airport CP Series 2014A2&B2 (LOC: Barclays Bank Plc)		0.07%		07/13/15	10,000,000	10,000,000
California 6.5%
California
GO CP Series A1 (LOC: Wells Fargo Bank, NA)		0.07%		08/05/15	5,000,000	5,000,000
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		0.14%		11/03/15	3,500,000	3,500,000
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		0.22%		02/04/16	4,700,000	4,700,000
RB (Kaiser Permanente) Series 2004I		0.14%		08/06/15	3,100,000	3,100,000
RB (Kaiser Permanente) Series 2004I		0.13%		11/02/15	7,000,000	7,000,000
RB (Kaiser Permanente) Series 2004K		0.14%		07/08/15	6,200,000	6,200,000
RB (Kaiser Permanente) Series 2004K		0.14%		10/05/15	5,000,000	5,000,000
RB (Kaiser Permanente) Series 2004K		0.14%		12/01/15	8,200,000	8,200,000
RB (Kaiser Permanente) Series 2006D		0.14%		11/03/15	20,500,000	20,500,000
See financial notes    71

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Kaiser Permanente) Series 2008B		0.14%		10/02/15	8,000,000	8,000,000
RB (Kaiser Permanente) Series 2008C		0.24%		03/14/16	1,500,000	1,500,000
RB (Kaiser Permanente) Series 2009A		5.00%		04/01/16	1,090,000	1,128,499
RB (Kaiser Permanente) Series 2009B2		0.14%		11/12/15	45,000,000	45,000,000
RB (Kaiser Permanente) Series 2009B3		0.14%		07/01/15	21,500,000	21,500,000
RB (Kaiser Permanente) Series 2009B5		0.23%		01/05/16	14,000,000	14,000,000
Kern Cnty
TRAN 2015-2016	b	7.00%		06/30/16	4,000,000	4,266,240
Los Angeles
TRAN	b	2.00%		06/30/16	40,000,000	40,654,800
Los Angeles Cnty
TRAN	b	5.00%		06/30/16	17,000,000	17,796,320
Los Angeles USD
GO Bonds Series 2007H		5.00%		07/01/15	100,000	100,000
Riverside Cnty
TRAN	b	2.00%		06/30/16	10,500,000	10,678,500
Turlock Irrigation District
Sub Revenue CP Series A (LOC: Bank of America, NA)		0.10%		10/08/15	8,000,000	8,000,000
						235,824,359
Colorado 0.2%
Colorado Springs
Utilities System Refunding RB Series 2011A		5.00%		11/15/15	7,000,000	7,126,713
Connecticut 0.3%
Connecticut
GO Bonds Series 2007D		3.50%		12/01/15	100,000	101,334
GO Refunding Bonds Series 2014C		3.00%		12/15/15	1,650,000	1,671,284
Connecticut Health & Educational Facilities Auth
RB (Yale Univ) Series 2013A		1.35%		07/21/16	5,955,000	6,017,164
Manchester
GO Temporary Notes		1.00%		07/02/15	4,209,000	4,209,098
						11,998,880
Delaware 0.1%
Delaware Health Facilities Auth
RB (Christiana Care Health Services) Series 2010C		0.09%		07/13/15	5,000,000	5,000,000
District of Columbia 1.4%
District of Columbia
GO TRAN Fiscal 2015		1.50%		09/30/15	50,000,000	50,171,777
Income Tax Secured Refunding RB Series 2009B		4.00%		12/01/15	100,000	101,517
						50,273,294
Florida 1.1%
Alachua Cnty Health Facilities Auth
Health Facilities RB (Shands Teaching Hospital & Clinics) Series 2008A (LOC: Bank of America, NA)		0.09%		08/05/15	7,000,000	7,000,000
Florida Dept of Transportation
Right-of-Way Acquisition & Bridge Construction Refunding Bonds Series 2009B		5.00%		07/01/15	850,000	850,000
Florida State Board of Education
Public Education Capital Outlay Refunding Bonds Series 2012D		5.00%		06/01/16	7,645,000	7,975,022
72    See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
JEA
Electric System RB Series Three 2008C3 (LIQ: Royal Bank of Canada)		0.08%		08/31/15	8,000,000	8,000,000
Electric System RB Series Three 2010A		4.00%		10/01/15	800,000	807,606
Electric System Sub RB Series 2010A		5.00%		10/01/15	520,000	526,234
Electric System Sub RB Series 2013B		5.00%		10/01/15	100,000	101,189
Miami-Dade Cnty
Water & Sewer System RB Series 2008A		5.00%		10/01/15	350,000	354,097
Water & Sewer System RB Series 2008B		5.00%		10/01/15	5,280,000	5,344,117
Water & Sewer System Refunding RB Series 2008C		5.00%		10/01/15	950,000	961,285
Orlando Utilities Commission
Utility System Refunding RB Series 2009C		4.00%		10/01/15	250,000	252,347
Sunshine State Government Financing Commission
CP Series H (LIQ: JPMorgan Chase Bank, NA)		0.12%		10/09/15	9,000,000	9,000,000
						41,171,897
Georgia 0.1%
Georgia
GO Bonds 2013A		5.00%		01/01/16	100,000	102,362
GO Bonds 2013D		5.00%		02/01/16	390,000	400,766
Municipal Electric Auth of Georgia
Project One BAN Series A (LOC: Wells Fargo Bank, NA)		0.09%		07/15/15	3,000,000	3,000,000
						3,503,128
Hawaii 0.0%
Hawaii
GO Bonds Series 2008DK		5.00%		05/01/16	115,000	119,367
GO Refunding Bonds Series 2010DY		4.00%		02/01/16	100,000	102,157
GO Refunding Bonds Series 2009DT		5.00%		11/01/15	315,000	319,947
GO Refunding Bonds Series 2010DY		3.00%		02/01/16	100,000	101,547
Honolulu
GO Bonds Series 2007A		5.00%		07/01/15	555,000	555,000
GO Bonds Series 2007B		5.25%		07/01/15	600,000	600,000
						1,798,018
Idaho 0.5%
Idaho
TAN Series 2015	b	2.00%		06/30/16	17,000,000	17,289,000
Illinois 0.9%
Illinois Educational Facilities Auth
Pooled Program CP (LOC: Northern Trust Co)		0.08%		08/06/15	8,000,000	8,000,000
Pooled Program CP (LOC: Northern Trust Co)		0.09%		09/01/15	7,000,000	7,000,000
Pooled Program CP (LOC: Northern Trust Co)		0.09%		09/03/15	9,000,000	9,000,000
Illinois Finance Auth
RB (Northwestern Memorial Hospital) Series 2009A		5.00%		08/15/15	1,150,000	1,156,697
RB (Univ of Chicago) Series 2007		5.00%		07/01/15	130,000	130,000
RB (Univ of Chicago) Series 2008B		5.00%		07/01/15	700,000	700,000
RB (Univ of Chicago) Series 2008B		5.00%		07/01/16	2,395,000	2,503,643
Illinois Health Facilities Auth
RB (Advocate Health Care) Series 2003C		0.27%		05/05/16	4,000,000	4,000,000
See financial notes    73

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Illinois Toll Highway Auth
Sr Priority RB Series 2006A1 (ESCROW)		5.00%		07/01/16	1,500,000	1,568,995
						34,059,335
Kansas 0.0%
Kansas Department of Transportation
Highway Refunding RB Series 2009A		2.25%		09/01/15	155,000	155,520
Louisiana 0.1%
Louisiana
GO Bonds Series 2012A		5.00%		08/01/15	1,820,000	1,827,508
GO Refunding Bonds Series 2005A		5.00%		08/01/15	335,000	336,352
						2,163,860
Maryland 0.2%
Anne Arundel Cnty
GO Consolidated Bonds Series 2011		4.00%		04/01/16	3,775,000	3,879,435
Maryland Health & Higher Educational Facilities Auth
CP (Johns Hopkins Univ) Series A&B		0.08%		09/02/15	3,000,000	3,000,000
						6,879,435
Massachusetts 2.6%
Berlin-Boylston Regional SD
ULT GO BAN		1.00%		12/11/15	2,000,000	2,006,681
Framingham
GO BAN		1.00%		12/11/15	4,000,000	4,014,795
Harvard
GO BAN		2.00%		06/24/16	1,500,000	1,524,933
Lowell
GO BAN		1.00%		09/11/15	2,000,000	2,003,420
Massachusetts
GO Bonds Consolidated Loan Series 2005C		3.88%		09/01/15	100,000	100,615
Massachusetts Bay Transportation Auth
Sales Tax CP Series B (LIQ: Sumitomo Mitsui Banking Corp)		0.10%		09/03/15	17,725,000	17,725,000
Sr Sales Tax Bonds Series 2004C		5.50%		07/01/15	1,000,000	1,000,000
Massachusetts Health & Educational Facilities Auth
RB (Partners HealthCare) Series 2007C		5.00%		07/01/15	150,000	150,000
Revenue Notes (Harvard Univ) Series EE		0.07%		08/05/15	10,000,000	10,000,000
Massachusetts School Building Auth
BAN Series 2014A		1.00%		07/16/15	15,000,000	15,005,415
BAN Series 2014A		5.00%		07/16/15	23,500,000	23,547,130
Dedicated Sales Tax Bonds Series 2005A (ESCROW)		5.00%		08/15/15	16,115,000	16,209,881
Massachusetts Water Resources Auth
General Refunding RB Series 2010B		5.00%		08/01/15	250,000	251,003
						93,538,873
Michigan 0.7%
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI1		0.10%		09/01/15	22,000,000	22,000,000
Michigan State Hospital Finance Auth
RB (Ascension Health) Series 1999B3		0.30%		02/03/16	4,000,000	4,002,351
RB (Ascension Health) Series 2010		5.00%		11/15/15	365,000	371,481
						26,373,832
74    See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Minnesota 1.3%
Rochester
Health Care Facilities RB (Mayo Clinic) Series 2014		0.07%		08/06/15	9,900,000	9,900,000
Health Care Facilities RB (Mayo Clinic) Series 2014		0.09%		09/01/15	6,000,000	6,000,000
Health Care Facilities RB (Mayo Foundation) Series 2000A		0.09%		08/05/15	25,000,000	25,000,000
Health Care Facilities RB (Mayo Foundation) Series 2000A		0.07%		08/06/15	5,400,000	5,400,000
						46,300,000
Missouri 0.3%
St Louis
General Revenue Fund TRAN Series 2015	b	2.00%		06/01/16	10,000,000	10,148,000
Nevada 0.5%
Las Vegas Valley Water District
LT GO CP Series 2004A (LIQ: JPMorgan Chase Bank, NA)		0.09%		08/04/15	13,000,000	13,000,000
LT GO CP Series 2004A (LIQ: JPMorgan Chase Bank, NA)		0.08%		08/05/15	4,075,000	4,075,000
						17,075,000
New Jersey 2.2%
Bergen Cnty
BAN		1.25%		12/23/15	5,360,000	5,387,703
Bloomfield Township
BAN		1.25%		01/15/16	4,000,000	4,018,799
Burlington Cnty Bridge Commission
Lease Revenue Notes Series 2014		1.25%		11/18/15	8,000,000	8,032,434
Lease Revenue Notes Series 2015		1.25%		02/01/16	4,000,000	4,023,777
Carteret Borough
BAN Series 2015		1.50%		02/05/16	3,500,000	3,524,045
East Brunswick
BAN		1.00%		03/18/16	4,287,000	4,309,378
Edison Township
BAN		1.00%		02/12/16	1,930,000	1,937,130
Englewood
BAN Series 2015A		1.25%		04/08/16	3,900,000	3,930,252
Harrison Township
BAN 2014 Series A		1.00%		11/13/15	3,000,000	3,007,065
Hudson Cnty Improvement Auth
Cnty-Guaranteed Pooled Notes Series 2014 U1A		1.25%		07/15/15	7,000,000	7,002,738
Cnty-Guaranteed Pooled Notes Series 2015X1A	b	2.00%		07/06/16	7,000,000	7,104,440
Livingston Township
BAN		1.00%		02/01/16	2,800,000	2,812,586
Readington Township
BAN		1.00%		08/05/15	6,595,000	6,600,410
Rutgers State Univ
CP Series A&B (LIQ: Wells Fargo Bank, NA)		0.08%		09/09/15	7,700,000	7,700,000
Sea Isle City
BAN		0.75%		07/22/15	4,000,000	4,000,962
Stafford Township
BAN		1.50%		05/13/16	3,000,000	3,027,145
Summit
BAN		1.00%		10/23/15	2,815,518	2,822,898
Union Cnty
BAN		2.00%		06/24/16	1,000,000	1,016,317
See financial notes    75

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Woodbridge
BAN		0.75%		08/21/15	1,000,000	1,000,753
						81,258,832
New York 5.9%
Burnt Hills - Ballston Lake CSD
GO BAN 2015		1.50%		06/24/16	3,000,000	3,032,517
Cheektowaga-Maryvale UFSD
BAN 2015		1.75%		06/23/16	1,500,000	1,518,096
Grand Island
BANS 2014		1.00%		10/14/15	6,320,000	6,333,963
Hampton Bays UFSD
School Construction BAN 2015		1.75%		06/24/16	5,000,000	5,066,390
Ithaca
GO BAN Series 2014B		1.00%		07/31/15	2,450,000	2,451,672
Liverpool CSD
BAN 2014-2015		1.25%		10/02/15	6,000,000	6,015,471
Metropolitan Transportation Auth
Transportation Revenue BAN Series 2015A		0.50%		03/01/16	16,000,000	16,024,083
Transportation Revenue BAN Series CP2A (LOC: TD Bank NA)		0.09%		09/09/15	7,000,000	7,000,000
New York City
GO Bonds Fiscal 2006 Series G		5.00%		08/01/15	230,000	230,916
GO Bonds Fiscal 2012 Series F		5.00%		08/01/15	3,035,000	3,047,512
GO Bonds Fiscal 2014 Series B		5.00%		08/01/15	5,000,000	5,020,718
New York City Municipal Water Finance Auth
CP Series 1		0.07%		08/04/15	12,000,000	12,000,000
CP Series 1		0.08%		09/09/15	12,000,000	12,000,000
Extendible CP Series 7		0.09%	07/07/15	01/29/16	15,000,000	15,000,000
Extendible CP Series 7		0.10%	09/01/15	03/06/16	14,000,000	14,000,000
Extendible CP Series 7		0.10%	09/08/15	03/07/16	3,500,000	3,500,000
Extendible CP Series 8		0.10%	09/03/15	03/04/16	16,000,000	16,000,000
Extendible CP Series 8		0.10%	09/02/15	03/06/16	15,335,000	15,335,000
Extendible CP Series 8		0.10%	09/08/15	03/07/16	4,500,000	4,500,000
New York State Dormitory Auth
Consolidated Service Contract Refunding RB Series 2009A		5.00%		07/01/15	200,000	200,000
New York State Environmental Facilities Corp
State Clean Water & Drinking Water Revolving Funds Sub RB Series 2015A	b	2.00%		06/15/16	3,875,000	3,937,969
State Personal Income Tax RB Series 2008A		5.00%		12/15/15	110,000	112,308
New York State Power Auth
CP Series 1&2		0.07%		07/09/15	8,350,000	8,350,000
CP Series 1&2		0.08%		07/16/15	4,204,000	4,204,000
CP Series 1&2		0.09%		08/07/15	25,000,000	25,000,000
CP Series 1&2		0.10%		10/05/15	2,000,000	2,000,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2008A1		4.00%		12/15/15	100,000	101,642
State Personal Income Tax RB Series 2009C		5.00%		12/15/15	100,000	102,150
North Syracuse CSD
GO BAN 2014		0.75%		08/14/15	5,000,000	5,003,094
North Tonawanda SD
School Construction BAN 2014		1.00%		09/17/15	750,000	751,159
Pine Bush CSD
BAN 2015		2.00%		05/26/16	1,035,000	1,049,493
76    See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Port Auth of New York & New Jersey
CP Series B		0.06%		08/13/15	5,000,000	5,000,000
Tonawanda
BAN Series 2014		0.75%		09/03/15	3,400,000	3,403,356
Ulster Cnty
GO BAN Series 2014B		1.00%		11/25/15	3,000,000	3,009,158
West Seneca
BAN 2014		1.00%		07/30/15	6,000,000	6,004,066
						216,304,733
North Carolina 0.0%
Mecklenburg Cnty
GO Bonds Series 2008B		5.00%		02/01/16	350,000	359,497
Ohio 0.3%
Ohio
Capital Facilities Lease Appropriation Refunding Bonds Series 2013B		4.00%		08/01/15	790,000	792,495
GO Refunding Bonds Series 2009C		5.00%		08/01/15	200,000	200,804
GO Refunding Bonds Series 2009C		5.00%		09/15/15	685,000	691,749
GO Refunding Bonds Series 2010C		5.00%		08/01/15	140,000	140,554
Hospital Refunding RB (Cleveland Clinic) Series 2011A		5.00%		01/01/16	450,000	460,581
Port of Greater Cincinnati Development Auth
Special Obligation Development RB (Springdale) Series 2006 (LOC: US Bank, NA)		0.45%		02/01/16	7,585,000	7,585,000
						9,871,183
Oregon 0.0%
Lane Cnty SD No. 4J
GO Refunding Bond Series 2008 (GTY: Oregon)		3.50%		07/01/15	200,000	200,000
Pennsylvania 0.4%
Pennsylvania
GO Bonds Second Refunding Series 2009		5.00%		07/01/15	3,300,000	3,300,000
Pennsylvania Infrastructure Investment Auth
CP Series 2010A (LOC: Bank of America, NA)		0.12%		07/01/15	2,100,000	2,100,000
Univ of Pittsburgh
PITT Asset Notes Series 2014		2.00%		07/22/15	6,800,000	6,807,348
Univ Capital & Refunding Bonds Series 2007B		0.11%		08/03/15	1,000,000	1,000,000
						13,207,348
South Carolina 0.7%
Newberry Investing in Children's Education
Installment Purchase RB (Newberry Cnty SD) Series 2005 (ESCROW)		5.25%		12/01/15	125,000	127,585
South Carolina Public Service Auth
CP Series A (LIQ: JPMorgan Chase Bank, NA)		0.10%		09/03/15	5,371,000	5,371,000
CP Series A (LIQ: JPMorgan Chase Bank, NA)		0.12%		09/03/15	3,000,000	3,000,000
CP Series E (LIQ: TD Bank NA)		0.09%		09/03/15	13,700,000	13,700,000
CP Series E (LIQ: TD Bank NA)		0.11%		09/03/15	4,800,000	4,800,000
Refunding Revenue Obligations Series 2006C		5.00%		01/01/16	105,000	107,475
See financial notes    77

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Refunding Revenue Obligations Series 2010B		5.00%		01/01/16	170,000	174,032
Refunding Revenue Obligations Series 2011B		5.00%		12/01/15	250,000	254,921
						27,535,013
Tennessee 1.2%
Memphis
GO CP Series A (LIQ: Mizuho Bank Ltd)		0.09%		07/13/15	3,300,000	3,300,000
GO CP Series A (LIQ: Mizuho Bank Ltd)		0.09%		07/23/15	2,850,000	2,850,000
Metropolitan Government of Nashville & Davidson Cnty
GO CP Series A1 (LIQ: Mizuho Bank Ltd)		0.08%		07/22/15	11,500,000	11,500,000
GO CP Series A1 (LIQ: Mizuho Bank Ltd)		0.09%		07/22/15	7,000,000	7,000,000
GO CP Series A2 (LIQ: Sumitomo Mitsui Banking Corp)		0.08%		08/06/15	8,400,000	8,400,000
GO CP Series A2 (LIQ: Sumitomo Mitsui Banking Corp)		0.11%		10/06/15	4,000,000	4,000,000
Shelby Cnty
Extendible CP Series 2015A		0.11%	08/10/15	02/12/16	4,000,000	4,000,000
GO Refunding Bonds Series 2009A		5.00%		04/01/16	1,095,000	1,133,483
						42,183,483
Texas 10.3%
Aldine ISD
ULT GO Bonds Series 2008 (GTY: TX Permanent School Fund)		5.00%		02/15/16	100,000	102,871
Arlington Higher Education Finance Corp
Education Refunding RB (Harmony Public Schools) Series 2015 (GTY: TX Permanent School Fund)		2.00%		02/15/16	500,000	504,795
Arlington ISD
ULT GO Bonds Series 2014A (GTY: TX Permanent School Fund)		3.00%		02/15/16	225,000	228,781
ULT GO Refunding Bonds Series 2006 (GTY: TX Permanent School Fund)		4.00%		02/15/16	100,000	102,304
ULT GO Refunding Bonds Series 2007 (GTY: TX Permanent School Fund)		5.00%		02/15/16	150,000	154,382
Austin
Combined Utility Systems CP Series A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.10%		09/03/15	14,575,000	14,575,000
Combined Utility Systems CP Series A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.10%		09/17/15	2,000,000	2,000,000
Combined Utility Systems CP Series A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.11%		10/15/15	6,000,000	6,000,000
Water & Wastewater System Refunding RB Series 2012		5.00%		11/15/15	1,000,000	1,017,958
Austin ISD
CP Series A (LIQ: Mizuho Bank Ltd)		0.10%		08/03/15	2,800,000	2,800,000
ULT GO Refunding Bonds Series 1998 (GTY: TX Permanent School Fund)		5.00%		08/01/15	1,000,000	1,004,172
Belton ISD
ULT GO Refunding Bonds Series 2012 (GTY: TX Permanent School Fund)		3.00%		02/15/16	205,000	208,453
Crowley ISD
ULT GO Refunding Bonds Series 2014B (GTY: TX Permanent School Fund)		0.40%		08/01/15	640,000	640,119
Dallas
Waterworks & Sewer CP Series E (LIQ: JPMorgan Chase Bank, NA)		0.12%		08/06/15	4,650,000	4,650,000
Waterworks & Sewer CP Series E (LIQ: JPMorgan Chase Bank, NA)		0.10%		09/03/15	3,000,000	3,000,000
Waterworks & Sewer CP Series E (LIQ: JPMorgan Chase Bank, NA)		0.11%		09/03/15	4,675,000	4,675,000
Waterworks & Sewer System Refunding RB Series 2007		5.00%		10/01/15	870,000	880,390
Waterworks & Sewer System Refunding RB Series 2011		5.00%		10/01/15	1,000,000	1,012,168
78    See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Dallas Area Rapid Transit
Sr Lien Sales Tax RB Series 2009A		5.00%		12/01/15	200,000	203,807
Dallas ISD
ULT GO Bonds Series 2006 (GTY: TX Permanent School Fund)		4.00%		08/15/15	100,000	100,462
ULT GO Refunding Bonds Series 2011 (GTY: TX Permanent School Fund)		4.00%		02/15/16	550,000	562,491
Denton ISD
ULT GO Refunding Bonds Series 2012B (GTY: TX Permanent School Fund)		0.22%		08/15/15	415,000	414,887
ULT GO Refunding Bonds Series 2012B (GTY: TX Permanent School Fund)		0.23%		08/15/15	825,000	824,765
ULT GO Refunding Bonds Series 2012B (GTY: TX Permanent School Fund)		0.25%		08/15/15	225,000	224,930
El Paso ISD
ULT GO Refunding Bonds Series 2008A (GTY: TX Permanent School Fund)		5.00%		02/15/16	150,000	154,381
ULT GO Refunding Bonds Series 2011 (GTY: TX Permanent School Fund)		5.00%		08/15/15	200,000	201,179
ULT GO Refunding Bonds Series 2015 (GTY: TX Permanent School Fund)		3.00%		08/15/15	375,000	376,290
Ennis ISD
ULT GO Bonds Series 2008 (GTY: TX Permanent School Fund)		0.21%		08/15/15	1,000,000	999,740
Frisco ISD
ULT GO Refunding Bonds Series 2010 (GTY: TX Permanent School Fund)		4.00%		08/15/15	100,000	100,462
Garland
Electric Utility System CP Series 2014 (LOC: Wells Fargo Bank, NA)		0.12%		09/09/15	3,000,000	3,000,000
Garland ISD
ULT GO Refunding Bonds Series 2011A (GTY: TX Permanent School Fund)		0.33%		02/15/16	405,000	404,143
Goose Creek Consolidated ISD
ULT Refunding Bonds Series 2004 (GTY: TX Permanent School Fund)		5.25%		02/15/16	230,000	237,010
Guthrie Common SD
ULT Refunding Bonds Series 2011 (GTY: TX Permanent School Fund)		2.00%		02/15/16	150,000	151,592
Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital) Series 2009C1		0.14%		07/07/15	14,500,000	14,500,000
Refunding RB (Methodist Hospital) Series 2009C1		0.14%		08/05/15	6,000,000	6,000,000
Refunding RB (Methodist Hospital) Series 2009C1		0.12%		10/05/15	39,750,000	39,750,000
Refunding RB (Methodist Hospital) Series 2009C1		0.13%		11/04/15	2,900,000	2,899,868
Refunding RB (Methodist Hospital) Series 2009C2		0.14%		08/05/15	5,000,000	5,000,000
Refunding RB (Methodist Hospital) Series 2009C2		0.14%		08/13/15	16,760,000	16,760,000
Refunding RB (Methodist Hospital) Series 2009C2		0.14%		12/03/15	27,000,000	27,000,000
Hays Consolidated ISD
ULT GO Bonds Series 2014 (GTY: TX Permanent School Fund)		3.00%		02/15/16	235,000	238,943
Houston
Combined Utility System CP Series B3 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.09%		08/04/15	10,000,000	10,000,000
Combined Utility System CP Series B3 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.10%		09/03/15	5,000,000	5,000,000
Combined Utility System CP Series B4 (LOC: State Street Bank & Trust Co NA)		0.10%		09/10/15	3,550,000	3,550,000
TRAN Series 2015	b	1.00%		06/30/16	8,000,000	8,056,255
See financial notes    79

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
TRAN Series 2015	b	2.00%		06/30/16	5,000,000	5,085,000
TRAN Series 2015	b	2.25%		06/30/16	5,000,000	5,097,400
Humble ISD
ULT GO Refunding Bonds Series 2011B (GTY: TX Permanent School Fund)		3.00%		02/15/16	125,000	127,121
Katy ISD
LT GO Refunding Bonds Series 2008B (GTY: TX Permanent School Fund)		4.00%		02/15/16	150,000	153,465
ULT GO Refunding Bonds Series 2010A (GTY: TX Permanent School Fund)		4.00%		02/15/16	100,000	102,299
Klein ISD
ULT GO Bonds Series 2010A (GTY: TX Permanent School Fund)		2.50%		08/01/15	360,000	360,688
ULT GO Bonds Series 2014 (GTY: TX Permanent School Fund)		4.00%		02/01/16	125,000	127,716
Leander ISD
ULT GO & Refunding Bonds Series 2008 (GTY: TX Permanent School Fund)		5.00%		08/15/15	150,000	150,886
Lower Neches Valley Auth
Pollution Control RB (Chevron USA) Series 1987		0.09%		08/17/15	2,000,000	2,000,000
Lubbock Health Facilities Development Corp
Refunding RB (St Joseph Health) Series 2008B		5.00%		07/01/15	1,500,000	1,500,000
Manor ISD
ULT GO Bonds Series 2014 (GTY: TX Permanent School Fund)		2.00%		08/01/15	150,000	150,220
Mesquite ISD
ULT GO & Refunding Bonds Series 2007 (GTY: TX Permanent School Fund)		4.25%		08/15/15	200,000	200,944
ULT GO Refunding Bonds Series 2014B (GTY: TX Permanent School Fund)		5.00%		08/15/15	3,820,000	3,842,924
New Caney ISD
ULT GO Refunding Bonds Series 2014 (GTY: TX Permanent School Fund)		3.00%		02/15/16	310,000	315,203
North East ISD
ULT GO Bonds Series 2007A (GTY: TX Permanent School Fund)		0.27%		08/01/15	250,000	249,942
ULT GO Bonds Series 2007A (GTY: TX Permanent School Fund)		0.30%		08/01/15	180,000	179,954
Northside ISD
ULT GO Refunding Bonds Series 2006A (GTY: TX Permanent School Fund)		3.00%		08/01/15	125,000	125,294
Northwest ISD
ULT GO Refunding Bonds Series 2015 (GTY: TX Permanent School Fund)		2.00%		08/15/15	375,000	375,823
Pflugerville ISD
ULT GO Refunding Bonds Series 2005 (GTY: TX Permanent School Fund)		5.25%		08/15/15	235,000	236,449
Plano ISD
ULT GO Refunding Bonds Series 2008 (GTY: TX Permanent School Fund)		5.00%		02/15/16	165,000	169,786
Prosper ISD
ULT GO & Refunding Bonds Series 2008 (GTY: TX Permanent School Fund)		0.25%		02/15/16	100,000	99,843
ULT GO & Refunding Bonds Series 2008 (GTY: TX Permanent School Fund)		0.35%		02/15/16	100,000	99,781
Rio Hondo ISD
ULT GO Refunding Bonds Series 2014 (GTY: TX Permanent School Fund)		2.00%		02/15/16	100,000	101,057
80    See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
San Antonio
Electric & Gas Systems CP Series A (LIQ: JPMorgan Chase Bank, NA)		0.08%		08/06/15	13,500,000	13,500,000
Electric & Gas Systems CP Series A (LIQ: JPMorgan Chase Bank, NA)		0.09%		09/01/15	7,000,000	7,000,000
Electric & Gas Systems CP Series C (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.09%		09/01/15	14,000,000	14,000,000
Electric & Gas Systems CP Series C (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.10%		09/04/15	16,500,000	16,500,000
Electric & Gas Systems Refunding RB New Series 2007		4.00%		02/01/16	100,000	102,147
Electric & Gas Systems Refunding RB New Series 2011		5.00%		02/01/16	230,000	236,266
General Improvement Bonds Series 2008		5.00%		08/01/15	100,000	100,384
GO Bonds Series 2012		5.00%		02/01/16	125,000	128,406
Water System CP Series A (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.08%		07/15/15	4,500,000	4,500,000
Schertz-Cibolo Universal City ISD
ULT GO Refunding Bonds Series 2010 (GTY: TX Permanent School Fund)		3.00%		02/01/16	110,000	111,745
Splendora ISD
ULT GO Refunding Bonds Series 2015 (GTY: TX Permanent School Fund)		3.00%		02/15/16	145,000	147,449
Spring ISD
ULT GO & Refunding Bonds Series 2008A (GTY: TX Permanent School Fund)		3.50%		08/15/15	100,000	100,398
Terrell ISD
ULT GO Refunding Bonds Series 2010 (GTY: TX Permanent School Fund)		4.00%		08/01/15	100,000	100,313
Texas
Fund II Bonds Series 2009A		4.25%		06/01/16	100,000	103,476
TRAN Series 2014		1.50%		08/31/15	52,225,000	52,343,498
Texas Public Finance Auth
GO CP Series 2008		0.08%		07/08/15	5,800,000	5,800,000
GO Refunding Bonds Series 2006B		4.00%		10/01/15	250,000	252,344
Refunding RB Series 2015B		1.00%		10/01/15	145,000	145,231
Refunding RB Series 2015B		1.00%		04/01/16	815,000	819,262
Unemployment Compensation Assessment RB Series 2003C4		0.08%		08/06/15	20,000,000	20,000,000
Unemployment Compensation Assessment RB Series 2003C4		0.09%		08/06/15	16,019,000	16,019,000
Texas Tech Univ
Revenue Financing System CP Series 2012A		0.06%		07/22/15	11,521,000	11,521,000
Texas Transportation Commission
GO Mobility Fund Bonds Series 2006		5.00%		04/01/16	600,000	621,328
Three Rivers ISD
ULT GO Bonds Series 2011 (GTY: TX Permanent School Fund)		5.00%		02/15/16	100,000	102,915
United ISD
ULT GO Refunding Bonds Series 2015 (GTY: TX Permanent School Fund)	b	2.00%		08/15/15	1,065,000	1,066,502
Weatherford ISD
ULT GO & Refunding Bonds Series 2001 (GTY: TX Permanent School Fund)		0.31%		02/15/16	100,000	99,801
Weslaco ISD
ULT GO Refunding Bonds Series 2015B (GTY: TX Permanent School Fund)		2.00%		08/15/15	100,000	100,204
						376,641,062
See financial notes    81

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Utah 0.4%
Intermountain Power Agency
CP Series B1&B2 (LIQ: JPMorgan Chase Bank, NA)		0.11%		09/09/15	8,000,000	8,000,000
CP Series B1&B2 (LIQ: JPMorgan Chase Bank, NA)		0.09%		09/10/15	7,500,000	7,500,000
						15,500,000
Virginia 0.4%
Metropolitan Washington Airports Auth
Airport System RB Series 2009C		5.00%		10/01/15	540,000	546,542
Second Sr Lien CP (Dulles Toll Road) Series One (LOC: JPMorgan Chase Bank, NA)		0.08%		07/29/15	10,000,000	10,000,000
Virginia Housing Development Auth
Commonwealth Mortgage Bonds Series 2012C5		1.20%		07/01/16	300,000	301,341
Virginia Transportation Board
Transportation RB Series 2011		5.00%		05/15/16	4,000,000	4,163,015
						15,010,898
Washington 0.3%
Bellevue SD No. 405
ULT GO Bonds 2013 (GTY: Washington)		3.00%		12/01/15	100,000	101,129
Camas SD No. 117
ULT GO Bonds 2007 (GTY: Washington)		5.00%		12/01/15	200,000	203,946
Cheney SD No. 360
ULT GO Bonds Series 2010 (GTY: Washington)		4.00%		12/01/15	100,000	101,557
Columbia SD No. 400
ULT GO Refunding Bonds 2014 (GTY: Washington)		2.00%		12/01/15	100,000	100,716
Eatonville SD No. 404
ULT GO Refunding Bonds 2015 (GTY: Washington)		2.00%		12/01/15	145,000	146,001
Everett SD No. 2
ULT GO Bonds 2006 (GTY: Washington)		4.13%		12/01/15	200,000	203,247
ULT GO Bonds Series 2009A (GTY: Washington)		3.00%		12/01/15	150,000	151,705
Federal Way SD No. 210
ULT GO & Refunding Bonds 2015 (GTY: Washington)		5.00%		12/01/15	200,000	203,822
Kennewick SD No. 17
ULT GO Bonds 2009 (GTY: Washington)		4.00%		12/01/15	350,000	355,242
King Cnty
LT GO Bonds Series 2007D		5.00%		01/01/16	330,000	337,913
LT GO Bonds Series 2009		5.00%		01/01/16	205,000	209,816
Northshore SD No. 417
ULT GO & Refunding Bonds Series 2007 (GTY: Washington)		5.00%		12/01/15	100,000	101,968
Oak Harbor SD No. 201
ULT GO Bonds Series 2008 (GTY: Washington)		4.00%		12/01/15	125,000	126,925
Olympia SD No. 111
ULT GO Refunding Bonds 2012 (GTY: Washington)		4.00%		12/01/15	1,420,000	1,442,638
Peninsula SD No. 401
ULT GO Refunding Bonds 2011 (GTY: Washington)		4.00%		12/01/15	150,000	152,357
Port of Seattle
Intermediate Lien Refunding RB Series 2012A		3.00%		08/01/15	705,000	706,637
Puyallup SD No. 3
ULT GO Bonds Series 2005 (GTY: Washington)		5.00%		12/01/15	100,000	101,966
Renton SD No. 403
ULT GO & Refunding Bonds Series 2012 (GTY: Washington)		5.00%		12/01/15	100,000	101,929
Shoreline SD No. 412
ULT GO & Refunding Bonds 2013 (GTY: Washington)		3.00%		12/01/15	200,000	202,251
82    See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Snoqualmie Valley SD No. 410
ULT GO Refunding Bonds 2010 (GTY: Washington)		5.00%		12/01/15	100,000	101,950
Univ of Washington
General Revenue CP Series A		0.12%		11/04/15	2,000,000	2,000,000
Washington
COP Series 2011A		3.00%		01/01/16	130,000	131,717
GO Bonds Series 1998C		6.00%		07/01/15	100,000	100,000
GO Bonds Series 2008A		5.00%		07/01/15	100,000	100,000
GO Bonds Series 2009E		5.00%		02/01/16	125,000	128,407
GO Bonds Series 2010C		5.00%		08/01/15	260,000	261,051
Motor Vehicle Fuel Tax GO Bonds Series 2004F		0.28%		12/01/15	200,000	199,766
Motor Vehicle Fuel Tax GO Bonds Series 2006F		0.31%		12/01/15	160,000	159,791
Motor Vehicle Fuel Tax GO Bonds Series 2008D		5.00%		01/01/16	210,000	214,961
Motor Vehicle Fuel Tax GO Bonds Series 2012E		5.00%		02/01/16	105,000	107,900
Motor Vehicle Fuel Tax GO Refunding Bonds Series R2011C		4.00%		07/01/15	100,000	100,000
Motor Vehicle Fuel Tax GO Refunding Bonds Series R2012D		5.00%		07/01/15	1,925,000	1,925,000
						10,582,308
Wisconsin 0.8%
Wisconsin Health & Educational Facilities Auth
RB (Aurora Health Care) Series 2008A (LOC: JPMorgan Chase Bank, NA)		0.10%		08/05/15	15,000,000	15,000,000
RB (Aurora Health Care) Series 2010C (LOC: Bank of America, NA)		0.09%		09/04/15	15,000,000	15,000,000
						30,000,000
Total Fixed-Rate Securities
(Cost $1,496,396,088)						1,496,396,088

Variable-Rate Securities 62.1% of net assets
Alabama 6.0%
Alabama
GO Refunding Bonds Series 2014A (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/15	5,000,000	5,000,000
Alabama Municipal Funding Corp
Notes Series 2006 (LOC: US Bank, NA)		0.08%		07/07/15	9,435,000	9,435,000
Notes Series 2008A, 2009B&2010A (LOC: US Bank, NA)	c	0.08%		07/07/15	36,360,000	36,360,000
Alabama Public School & College Auth
Capital Improvement Bonds Series 2007 (LIQ: State Street Bank & Trust Co NA)	a	0.07%		07/07/15	28,655,000	28,655,000
Alabama Special Care Facility Financing Auth
RB (Ascension Health) Series 2006C2 (LIQ: Bank of America, NA)	a	0.12%		07/07/15	6,180,000	6,180,000
Birmingham Water Works Board
Water RB Series 2011 (LIQ: Deutsche Bank AG)	a	0.33%		07/07/15	8,965,000	8,965,000
Water RB Series 2013B (LIQ: Barclays Bank Plc)	a	0.12%		07/07/15	10,310,000	10,310,000
Columbia IDB
Pollution Control Refunding RB (AL Power) Series 2014D		0.10%		07/07/15	5,000,000	5,000,000
Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2011 (LOC: Credit Agricole Corporate and Investment Bank)	c	0.10%		07/07/15	30,000,000	30,000,000
Recovery Zone Facility RB (SSAB Alabama) Series 2010A (LOC: Swedbank AB)		0.10%		07/07/15	15,960,000	15,960,000
Mobile IDB
Pollution Control RB (AL Power) Series 2007C		0.10%		07/07/15	11,500,000	11,500,000
See financial notes    83

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Troy Health Care Auth
Lease RB (Southeast AL Rural Health Assoc) Series 2003 (LOC: Federal Home Loan Bank)		0.07%		07/07/15	1,775,000	1,775,000
Tuscaloosa Cnty IDA
Gulf Opportunity Zone Bonds (Hunt Refining) Series 2008A (LOC: Citibank, NA)		0.08%		07/07/15	10,000,000	10,000,000
Gulf Opportunity Zone Bonds (Hunt Refining) Series 2008C (LOC: Bank of Nova Scotia)		0.07%		07/07/15	13,000,000	13,000,000
Gulf Opportunity Zone Bonds (Hunt Refining) Series 2011H (LOC: Bank of Nova Scotia)	c	0.07%		07/07/15	25,000,000	25,000,000
						217,140,000
Arizona 0.5%
Arizona Health Facilities Auth
RB (Banner Health) Series 2008A&D, 2012A (LIQ: Morgan Stanley Bank NA)	a	0.22%		07/07/15	4,770,000	4,770,000
Maricopa Cnty IDA
Sr Living Facilities Refunding RB Series 2005A (LOC: Fannie Mae)		0.06%		07/07/15	12,095,000	12,095,000
						16,865,000
Arkansas 0.2%
Fort Smith
Bonds (Mitsubishi Power Systems Americas) Series 2010 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.13%		07/07/15	5,935,000	5,935,000
California 2.0%
California Educational Facilities Auth
RB (Life Chiropractic College West) Series 1999 (LOC: Bank of the West)		0.07%		07/07/15	60,000	60,000
California Health Facilities Financing Auth
RB (Sutter Health) Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	3,750,000	3,750,000
RB (Sutter Health) Series 2011D (LIQ: Citibank, NA)	a	0.08%		07/07/15	4,000,000	4,000,000
California Infrastructure & Economic Development Bank
RB (Casa Loma College) Series 2009 (LOC: Comerica Bank)		0.10%		07/07/15	3,345,000	3,345,000
California Pollution Control Financing Auth
RB (Hilmar Cheese) Series 2010 (LOC: CoBank, ACB)		0.09%		07/07/15	5,285,000	5,285,000
Solid Waste Disposal RB (BLT Enterprises of Fremont) Series 2010 (LOC: MUFG Union Bank, NA)		0.08%		07/07/15	10,935,000	10,935,000
Coast CCD
GO Bonds Series 2006B (LIQ: Deutsche Bank AG)	a	0.16%		07/07/15	6,005,000	6,005,000
Los Angeles
Wastewater System Refunding RB Series 2005A (LIQ: Citibank, NA)	a	0.10%		07/07/15	750,000	750,000
Los Angeles CCD
GO Bonds Series 2007A (LIQ: Citibank, NA)	a	0.09%		07/07/15	8,700,000	8,700,000
Los Angeles Dept of Water & Power
Water System RB Series 2014A (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/15	4,700,000	4,700,000
Newport-Mesa USD
GO Bonds Series 2007 (LIQ: Deutsche Bank AG)	a	0.15%		07/07/15	2,250,000	2,250,000
Pittsburg Public Financing Auth
Water Refunding RB Series 2008 (LOC: Bank of the West)		0.08%		07/07/15	2,915,000	2,915,000
San Diego CCD
GO Bonds Series 2009 (LIQ: Deutsche Bank AG)	a	0.09%		07/07/15	5,000,000	5,000,000
San Francisco
Refunding COP Series 2010A (LIQ: Morgan Stanley Bank NA)	a	0.09%		07/07/15	3,340,000	3,340,000
84    See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Univ of California
Limited Project RB Series 2015I (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	11,885,000	11,885,000
						72,920,000
Colorado 2.1%
Broomfield Urban Renewal Auth
Tax Increment RB Series 2005 (LOC: BNP Paribas)		0.13%		07/07/15	18,745,000	18,745,000
Colorado Health Facilities Auth
RB (Sisters of Charity of Leavenworth Health System) Series 2013A (LIQ: Citibank, NA)	a	0.10%		07/07/15	1,000,000	1,000,000
RB (Sisters of Charity of Leavenworth Health System) Series 2013A (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/15	7,000,000	7,000,000
Lafayette
M/F Housing RB (Traditions) Series 2011A (LOC: Freddie Mac)		0.06%		07/07/15	12,450,000	12,450,000
Midcities Metropolitan District No. 1
Special Refunding RB Series 2004B (LOC: BNP Paribas)		0.15%		07/07/15	4,000,000	4,000,000
Parker Automotive Metropolitan District
GO Bonds Series 2005 (LOC: US Bank, NA)		0.08%		07/07/15	840,000	840,000
Sheridan Redevelopment Agency
Tax Increment Refunding RB (South Santa Fe Drive) Series 2011A1 (LOC: JPMorgan Chase Bank, NA)		0.09%		07/07/15	9,750,000	9,750,000
Univ of Colorado
Univ Enterprise RB Series 2011A (LIQ: Citibank, NA)	a	0.08%		07/07/15	8,000,000	8,000,000
Univ Enterprise RB Series 2013A (LIQ: Royal Bank of Canada)	a	0.07%		07/07/15	9,000,000	9,000,000
Univ Enterprise RB Series 2014A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	5,625,000	5,625,000
						76,410,000
Connecticut 0.1%
Connecticut
GO Refunding Notes Series 2014A		0.11%	07/02/15	01/01/16	2,500,000	2,500,000
District of Columbia 2.4%
District of Columbia
GO Bonds Series 2007C (LIQ: Deutsche Bank AG)	a	0.12%		07/07/15	15,655,000	15,655,000
GO Bonds Series 2008E (GTY: Berkshire Hathaway Assurance Corp /LIQ: Bank of America, NA)	a	0.12%		07/07/15	3,305,000	3,305,000
Income Tax Secured Refunding RB Series 2012B (LIQ: Citibank, NA)	a	0.08%		07/07/15	6,200,000	6,200,000
Income Tax Secured Refunding RB Series 2014B		0.09%	07/02/15	12/01/15	2,715,000	2,715,000
RB (American Univ) Series 2006A (LOC: Royal Bank of Canada)		0.06%		07/07/15	16,000,000	16,000,000
RB (The Catholic Univ of America) Series 2007 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.08%		07/07/15	7,755,000	7,755,000
District of Columbia HFA
M/F Housing RB (The Yards) Series 2012 (LOC: Federal Home Loan Bank)		0.10%		07/07/15	4,250,000	4,250,000
District of Columbia Water & Sewer Auth
Public Utility Sub Lien RB Series 2007A (LIQ: Citibank, NA)	a	0.09%		07/07/15	9,500,000	9,500,000
Public Utility Sub Lien Refunding RB Series 2008A (LIQ: Citibank, NA)	a	0.08%		07/07/15	9,360,000	9,360,000
Washington Convention Center Auth
Sr Lien Dedicated Tax Refunding RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Credit Suisse AG)	a	0.07%		07/07/15	14,495,000	14,495,000
						89,235,000
See financial notes    85

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Florida 3.0%
Florida Housing Finance Corp
M/F Mortgage RB (Autumn Place Apts) Series 2008K1 (LOC: Federal Home Loan Bank)		0.07%		07/07/15	6,195,000	6,195,000
Florida State Board of Education
Public Education Capital Outlay Bonds Series 2006B (LIQ: US Bank, NA)	a	0.07%		07/07/15	9,930,000	9,930,000
Halifax Hospital Medical Center
Hospital Refunding & Improvement RB Series 2008 (LOC: JPMorgan Chase Bank, NA)		0.08%		07/07/15	5,400,000	5,400,000
Jacksonville
RB Series 2008A (LOC: Bank of America, NA)		0.09%		07/07/15	8,700,000	8,700,000
JEA
Electric System Sub RB Series 2013C (LIQ: Citibank, NA)	a	0.09%		07/07/15	8,565,000	8,565,000
Miami-Dade Cnty
Seaport RB Series 2014A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.07%		07/07/15	5,000,000	5,000,000
Transit System Sales Surtax RB Series 2006 (LIQ: Citibank, NA)	a	0.09%		07/07/15	7,640,000	7,640,000
Orlando-Orange Cnty Expressway Auth
RB Series 2007A (GTY/LIQ: US Bank, NA)	a	0.08%		07/07/15	14,715,000	14,715,000
RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.09%		07/07/15	3,400,000	3,400,000
RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.10%		07/07/15	1,600,000	1,600,000
Palm Beach Cnty
RB (Norton Gallery & School of Art) Series 1995 (LOC: Northern Trust Co)		0.07%		07/07/15	11,800,000	11,800,000
Palm Beach Cnty Solid Waste Auth
RB Series 2009A (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.09%		07/07/15	2,275,000	2,275,000
South Miami Health Facilities Auth
Hospital RB (Baptist Health South Florida) Series 2007 (LIQ: Credit Suisse AG)	a	0.07%		07/07/15	5,375,000	5,375,000
Hospital RB (Baptist Health South Florida) Series 2007 (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		07/07/15	5,185,000	5,185,000
Tallahassee
Energy System RB Series 2007 (LIQ: Citibank, NA)	a	0.09%		07/07/15	9,705,000	9,705,000
Energy System RB Series 2007 (LIQ: JPMorgan Chase Bank, NA)	a	0.09%		07/07/15	4,995,000	4,995,000
						110,480,000
Georgia 2.0%
Atlanta
Water & Wastewater Refunding RB Series 2015 (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/15	4,200,000	4,200,000
Bartow Cnty Development Auth
Pollution Control RB (GA Power) First Series 2009	c	0.12%		07/07/15	25,000,000	25,000,000
Burke Cnty Development Auth
Pollution Control RB (GA Power) First Series 2013		0.12%		07/07/15	3,000,000	3,000,000
Georgia
GO Bonds Series 2007E (LIQ: Wells Fargo & Co)	a	0.09%		07/07/15	5,045,000	5,045,000
Main St Natural Gas
RB Series 2010A1 (LOC: Royal Bank of Canada)		0.13%	07/02/15	10/01/15	12,000,000	12,000,000
RB Series 2010A2 (LOC: Royal Bank of Canada)		0.13%	07/02/15	08/03/15	12,000,000	12,000,000
Monroe Cnty Development Auth
Pollution Control RB (GA Power) First Series 2009		0.09%		07/07/15	11,200,000	11,200,000
86    See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Putnam Cnty Development Auth
Pollution Control RB (GA Power) First Series 1996		0.06%		07/01/15	2,245,000	2,245,000
						74,690,000
Hawaii 0.1%
Hawaii
GO Bonds Series 2007DJ (LIQ: State Street Bank & Trust Co NA)	a	0.07%		07/07/15	4,995,000	4,995,000
Illinois 6.8%
Bartlett
ULT Ad Valorem Tax Bonds Series 2004 (LOC: Fifth Third Bank)		0.11%		07/07/15	8,320,000	8,320,000
Bloomington
GO Bonds Series 2004 (LIQ: JPMorgan Chase Bank, NA)		0.13%		07/07/15	8,900,000	8,900,000
Bloomington-Normal Airport Auth
GO Bonds Series 2012 (LOC: Northern Trust Co)		0.13%		07/07/15	4,580,000	4,580,000
Bolingbrook
Tax Increment Jr Lien RB Series 2005 (LOC: Sumitomo Mitsui Banking Corp)		0.32%		07/07/15	5,425,000	5,425,000
Chicago
Second Lien Water Refunding RB Series 2004-3 (LOC: State Street Bank & Trust Co NA)		0.17%		07/07/15	600,000	600,000
Illinois Finance Auth
IDRB (Radiological Society of North America) Series 1997 (LOC: JPMorgan Chase Bank, NA)		0.17%		07/07/15	395,000	395,000
RB (Fenwick High School) Series 1997 (LOC: PNC Bank NA)		0.09%		07/07/15	2,000,000	2,000,000
RB (Garrett-Evangelical Theological Seminary) Series 2010 (LOC: Federal Home Loan Bank)		0.07%		07/07/15	4,120,000	4,120,000
RB (Kohl Children's Museum) Series 2004 (LOC: Northern Trust Co)		0.08%		07/07/15	820,000	820,000
RB (Lake Forest College) Series 2008 (LOC: Northern Trust Co)		0.08%		07/07/15	3,500,000	3,500,000
RB (Northwestern Memorial Hospital) Series 2007A3 (LIQ: JPMorgan Chase Bank, NA)		0.07%		07/07/15	15,800,000	15,800,000
RB (Northwestern Univ) Series 2004C		0.05%		07/07/15	7,000,000	7,000,000
RB (Northwestern Univ) Series 2008D		0.05%		07/07/15	8,000,000	8,000,000
RB (Perspectives Charter School) Series 2003 (LOC: BMO Harris Bank NA)		0.12%		07/07/15	4,300,000	4,300,000
RB (Regency Park at Lincolnwood) Series 1991B (ESCROW/LIQ: JPMorgan Chase Bank, NA)	a	0.10%		07/07/15	12,981,000	12,981,000
RB (Trinity Health) Series 2011IL (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/15	1,715,000	1,715,000
RB (Univ of Chicago Medical Center) Series 2011C (LIQ: JPMorgan Chase Bank, NA)	a	0.10%		07/07/15	7,670,000	7,670,000
RB (Univ of Chicago) Series 2013A (LIQ: Credit Suisse AG)	a	0.19%		07/07/15	940,000	940,000
Refunding RB (North Shore Univ Health) Series 2010 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	2,000,000	2,000,000
Refunding RB (Presbyterian Homes Lake Forest Place) Series 2006 (LOC: Northern Trust Co)		0.08%		07/07/15	7,220,000	7,220,000
Illinois Health Facilities Auth
RB (Evanston Hospital Corp) Series 1996 (LIQ: JPMorgan Chase Bank, NA)		0.07%		07/07/15	14,500,000	14,500,000
Illinois Housing Development Auth
M/F Housing RB (Brookhaven Apts) Series 2008 (LOC: Freddie Mac)		0.18%		07/07/15	8,605,000	8,605,000
Illinois Regional Transportation Auth
GO Bonds Series 2000A (LIQ: Bank of America, NA)	a	0.15%		07/07/15	6,665,000	6,665,000
GO Refunding Bonds Series 1999 (LIQ: Citibank, NA)	a	0.09%		07/07/15	9,900,000	9,900,000
See financial notes    87

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Illinois Toll Highway Auth
Sr RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	1,215,000	1,215,000
Sr RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.10%		07/07/15	6,185,000	6,185,000
Sr Refunding RB Series 2008A1A (LIQ: JPMorgan Chase Bank, NA)	c	0.11%		07/07/15	50,310,000	50,310,000
Sr Refunding RB Series 2008A2 (LIQ: JPMorgan Chase Bank, NA)		0.10%		07/07/15	10,000,000	10,000,000
Toll Highway Sr RB Series 2014B (LIQ: State Street Bank & Trust Co NA)	a	0.08%		07/07/15	8,000,000	8,000,000
Metropolitan Water Reclamation District of Greater Chicago
ULT GO Refunding Bonds Series 2007A (LIQ: State Street Bank & Trust Co NA)	a	0.07%		07/07/15	10,350,000	10,350,000
Will Cnty SD No. 365-U
GO Bonds (Valley View) Series 2005 (GTY/LIQ: Wells Fargo & Co)	a	0.09%		07/07/15	14,790,000	14,790,000
						246,806,000
Indiana 1.9%
Dearborn Cnty
Economic Development RB (Dearborn Cnty Hospital) Series 2006 (LOC: Fifth Third Bank)		0.16%		07/07/15	2,000,000	2,000,000
Indiana Finance Auth
Economic Development RB (AC Grain) Series 2012 (LOC: CoBank, ACB)		0.08%		07/07/15	28,500,000	28,500,000
Health System RB (Sisters of St Francis Health Services) Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.10%		07/07/15	5,000,000	5,000,000
Hospital RB (Indiana Univ Health) Series 2011C (LOC: Northern Trust Co)		0.05%		07/07/15	7,330,000	7,330,000
RB (Ascension Health) Series 2008E4		0.07%		07/07/15	700,000	700,000
RB (Indiana Univ Health) Series 2011L&M (GTY/LIQ: Royal Bank of Canada)	a	0.07%		07/07/15	15,200,000	15,200,000
Refunding & RB (Trinity Health) Series 2009A & 2010B (LIQ: JPMorgan Chase Bank, NA)	a	0.10%		07/07/15	7,050,000	7,050,000
Refunding & RB (Trinity Health) Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	2,000,000	2,000,000
Rockport
Pollution Control Refunding RB (American Electric Power) Series 1995A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.07%		07/07/15	1,000,000	1,000,000
						68,780,000
Iowa 2.1%
Iowa Finance Auth
Midwestern Disaster Area RB (Cargill) Series 2009B		0.10%		07/07/15	19,000,000	19,000,000
Midwestern Disaster Area RB (Cargill) Series 2012A		0.09%		07/07/15	17,500,000	17,500,000
Midwestern Disaster Area RB (Farmers Cooperative) Series 2010 (LOC: CoBank, ACB)		0.08%		07/07/15	10,000,000	10,000,000
Midwestern Disaster Area RB (Geneseo Communications) Series 2012 (LOC: US Bank, NA)		0.08%		07/07/15	12,100,000	12,100,000
Midwestern Disaster Area RB (HF Chlor-Alkali) Series 2012 (LOC: US Bank, NA)		0.12%		07/07/15	15,000,000	15,000,000
Iowa Higher Education Loan Auth
Private College Facility RB (Univ of Dubuque) Series 2004 (LOC: Fifth Third Bank)		0.05%		07/01/15	2,100,000	2,100,000
						75,700,000
88    See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Kansas 0.5%
Kansas Department of Transportation
Highway Refunding RB Series 2012A3		0.37%	07/03/15	09/01/15	3,000,000	3,001,288
Highway Refunding RB Series 2014B1		0.11%	07/01/15	09/01/15	2,400,000	2,400,000
Kansas Development Finance Auth
Hospital Refunding RB (Adventist Health/Sunbelt) Series 2012A (LIQ: Barclays Bank Plc)	a	0.12%		07/07/15	9,065,000	9,065,000
Shawnee
M/F Housing Refunding RB (Pinegate West Apts) Series 2008A (LOC: BMO Harris Bank NA)		0.08%		07/07/15	5,375,000	5,375,000
						19,841,288
Kentucky 0.1%
Kentucky Economic Development Finance Auth
Hospital RB (Baptist Healthcare) Series 2009B3 (LOC: Branch Banking & Trust Co)		0.05%		07/07/15	600,000	600,000
Richmond
Lease Program RB Series 2006A (LOC: US Bank, NA)		0.08%		07/07/15	3,305,000	3,305,000
						3,905,000
Louisiana 1.1%
Ascension Parish IDB
RB (BASF SE) Series 2009	c	0.09%		07/07/15	15,000,000	15,000,000
Louisiana
GO Bonds Series 2012A (LIQ: Deutsche Bank AG)	a	0.27%		07/07/15	9,000,000	9,000,000
Louisiana Local Government Environmental Facilities & Community Development Auth
RB (Louise S. McGehee School) Series 2010 (LOC: Federal Home Loan Bank)		0.10%		07/07/15	5,600,000	5,600,000
Shreveport Home Mortgage Auth
M/F Housing Refunding RB (Summer Pointe) Series 2004 (LOC: Fannie Mae)		0.07%		07/07/15	3,590,000	3,590,000
St Tammany Parish Development District
RB (BCS Development) Series 2008 (LOC: Federal Home Loan Bank)		0.10%		07/07/15	3,320,000	3,320,000
RB (Main St Holdings) Series 2006A (LOC: Federal Home Loan Bank)		0.10%		07/07/15	5,060,000	5,060,000
						41,570,000
Maine 0.8%
Maine Health & Higher Educational Facilities Auth
RB Series 2006F (GTY/LIQ: US Bank, NA)	a,c	0.08%		07/07/15	29,440,000	29,440,000
Maryland 0.7%
Baltimore
Water RB Series 2013A (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/15	4,700,000	4,700,000
Maryland Health & Higher Educational Facilities Auth
RB (Johns Hopkins Univ) Series 2008A (LIQ: Branch Banking & Trust Co)	a	0.07%		07/07/15	7,600,000	7,600,000
Washington Suburban Sanitary District
GO BAN Series A2 (LIQ: TD Bank NA)		0.07%		07/07/15	12,000,000	12,000,000
						24,300,000
See financial notes    89

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Massachusetts 1.5%
Massachusetts
GO Bonds Consolidated Loan Series 2007A (LIQ: Societe Generale)	a	0.08%		07/07/15	3,845,000	3,845,000
GO Bonds Consolidated Loan Series 2007C (ESCROW/LIQ: Credit Suisse AG)	a	0.09%		07/07/15	1,000,000	1,000,000
GO Refunding Bonds Series 2004A (LIQ: JPMorgan Chase Bank, NA)	a	0.09%		07/07/15	2,000,000	2,000,000
Massachusetts Bay Transportation Auth
General Transportation System Bonds Series 2000A1 (LIQ: Barclays Bank Plc)		0.13%		07/07/15	17,000,000	17,000,000
Massachusetts Dept of Transportation
Sub RB (Contract Assistance Secured) Series 2010A7 (LIQ: TD Bank NA)		0.06%		07/07/15	7,200,000	7,200,000
Massachusetts Development Finance Agency
RB (Boston Univ) Series U3 (LOC: Northern Trust Co)		0.04%		07/07/15	4,800,000	4,800,000
Massachusetts Health & Educational Facilities Auth
RB (UMass) Series 2007E&F (ESCROW/LIQ: US Bank, NA)	a	0.07%		07/07/15	6,985,000	6,985,000
Univ of Massachusetts Building Auth
RB Sr Series 2013-1 (LIQ: Citibank, NA)	a	0.08%		07/07/15	5,840,000	5,840,000
RB Sr Series 2014-1 (LIQ: Morgan Stanley Bank NA)	a	0.20%		07/07/15	1,300,000	1,300,000
Refunding RB Sr Series 2013-3 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	4,050,000	4,050,000
						54,020,000
Michigan 1.5%
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI3 (GTY/LIQ: Royal Bank of Canada)	a	0.07%		07/07/15	28,495,000	28,495,000
Michigan Higher Education Facilities Auth
Limited Obligation RB (Spring Arbor Univ) Series 2010 (LOC: Comerica Bank)		0.08%		07/07/15	3,300,000	3,300,000
Michigan State Hospital Finance Auth
RB (Trinity Health Credit Group) Series 2005F		0.05%		07/07/15	8,005,000	8,005,000
Michigan State Strategic Fund
Limited Obligation RB (Kroger) Series 2010 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.07%		07/07/15	9,500,000	9,500,000
Michigan State Univ
GO Bonds Series 2013A (LIQ: State Street Bank & Trust Co NA)	a	0.07%		07/07/15	5,000,000	5,000,000
						54,300,000
Minnesota 0.1%
Bloomington
M/F Housing Refunding RB (Bristol Village Apts) Series 2002A1 (LOC: Fannie Mae)		0.08%		07/07/15	3,745,000	3,745,000
Mississippi 0.3%
Mississippi Development Bank
Special Obligation Bonds Series 2012 (LIQ: Credit Suisse AG)	a	0.07%		07/07/15	10,000,000	10,000,000
Missouri 0.4%
Missouri Health & Educational Facilities Auth
Health Facilities RB (BJC Health) Series 2013B (LIQ: Royal Bank of Canada)	a	0.07%		07/07/15	9,000,000	9,000,000
90    See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
St Charles Cnty IDA
IDRB (Patriot Machine) Series 2007 (LOC: Federal Home Loan Bank)		0.08%		07/07/15	4,850,000	4,850,000
						13,850,000
Nebraska 1.4%
Custer Cnty
Midwestern Disaster RB (The Andersons) Series 2011 (LOC: US Bank, NA)		0.07%		07/07/15	21,000,000	21,000,000
South Sioux City
IDRB (NATURES BioReserve) Series 2010 (LOC: Bank of America, NA)		0.19%		07/07/15	25,000,000	25,000,000
Washington Cnty
IDRB (Cargill) Series 2010		0.10%		07/07/15	5,000,000	5,000,000
						51,000,000
Nevada 1.0%
Clark Cnty
Airport Passenger Facility Charge RB Series 2007A2 (GTY/LIQ: US Bank, NA)	a	0.08%		07/07/15	4,735,000	4,735,000
Economic Development Refunding RB (Bishop Gorman HS) Series 2011 (LOC: Bank of America, NA)		0.08%		07/07/15	14,690,000	14,690,000
Clark Cnty SD
LT GO Bonds Series 2006B (GTY/LIQ: State Street Bank & Trust Co NA)	a	0.07%		07/07/15	10,000,000	10,000,000
Las Vegas
Economic Development RB (Andre Agassi Charitable Foundation) Series 2005 (LOC: Bank of America, NA)		0.10%		07/07/15	4,300,000	4,300,000
Las Vegas Valley Water District
LT GO Bonds Series 2006A (GTY/LIQ: US Bank, NA)	a	0.09%		07/07/15	1,000,000	1,000,000
						34,725,000
New Hampshire 0.2%
New Hampshire Business Finance Auth
Limited Obligation RB (Canam Steel Corp) Series 2010 (LOC: Comerica Bank)		0.15%		07/07/15	8,250,000	8,250,000
New Jersey 0.7%
New Jersey Economic Development Auth
GO Lease RB (Rutgers Univ) Series 2013 (LIQ: Credit Suisse AG)	a	0.07%		07/07/15	3,500,000	3,500,000
Transportation System Bonds Series 2005B&2006A & School Facilities Construction Refunding Bonds Series 2005K (GTY/LIQ: State Street Bank & Trust Co NA)	a	0.07%		07/07/15	18,520,000	18,520,000
Rutgers State Univ
GO Bonds Series 2013L (LIQ: JPMorgan Chase Bank, NA)	a	0.12%		07/07/15	2,500,000	2,500,000
						24,520,000
New York 6.9%
Metropolitan Transportation Auth
Transportation RB Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.08%		07/07/15	2,305,000	2,305,000
Monroe Security & Safety Systems Local Development Corp
RB Series 2010 (LOC: Manufacturers & Traders Trust Co)		0.07%		07/07/15	15,190,000	15,190,000
New York City
GO Bonds Fiscal 2005 Series C3 (LIQ: Credit Suisse AG)	a	0.07%		07/07/15	4,000,000	4,000,000
GO Bonds Fiscal 2009 Series I1 (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/15	8,250,000	8,250,000
See financial notes    91

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New York City Housing Development Corp
M/F Housing RB (Sustainable Neighborhood Bonds) Series 2015D3 (LIQ: Citibank, NA)		0.07%		07/07/15	1,500,000	1,500,000
M/F Housing RB (Sustainable Neighborhood Bonds) Series 2015D4 (LIQ: Wells Fargo Bank, NA)		0.07%		07/07/15	2,000,000	2,000,000
M/F Housing RB Series 2009C1 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	2,000,000	2,000,000
M/F Housing RB Series 2013E2 (LIQ: JPMorgan Chase Bank, NA)	c	0.08%		07/07/15	32,670,000	32,670,000
New York City IDA
Civic Facility RB (Covenant of the Sacred Heart School) Series 2002 (LOC: Federal Home Loan Bank)		0.09%		07/07/15	14,515,000	14,515,000
New York City Municipal Water Finance Auth
Water & Sewer System RB Fiscal 2008 Series DD (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	7,845,000	7,845,000
Water & Sewer System RB Fiscal 2009 Series DD (LIQ: Citibank, NA)	a	0.09%		07/07/15	1,280,000	1,280,000
Water & Sewer System RB Fiscal 2009 Series GG2 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	500,000	500,000
Water & Sewer System RB Fiscal 2012 Series AA (LIQ: Citibank, NA)	a	0.08%		07/07/15	7,000,000	7,000,000
Water & Sewer System RB Fiscal 2013 Series CC (LIQ: Barclays Bank Plc)	a	0.11%		07/07/15	1,335,000	1,335,000
Water & Sewer System Second General Resolution RB Fiscal 2013 Series BB (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/15	3,750,000	3,750,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2007 Series S2 (LIQ: Citibank, NA)	a	0.09%		07/07/15	12,300,000	12,300,000
Building Aid RB Fiscal 2008 Series S1 (LIQ: Citibank, NA)	a	0.08%		07/07/15	4,000,000	4,000,000
Building Aid RB Fiscal 2009 Series S3 (LIQ: Deutsche Bank AG)	a	0.19%		07/07/15	8,465,000	8,465,000
Future Tax Secured Sub Bonds Fiscal 2015 Series B1 (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/15	9,920,000	9,920,000
New York Convention Center Development Corp
RB Series 2005 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Credit Suisse AG)	a	0.07%		07/07/15	14,435,000	14,435,000
RB Series 2005 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/15	5,205,000	5,205,000
New York Liberty Development Corp
Liberty RB (1 World Trade Center) Series 2011 (LIQ: JPMorgan Chase Bank, NA)	a	0.09%		07/07/15	25,010,000	25,010,000
RB (Goldman Sachs HQ) Series 2005 (GTY/LIQ: Wells Fargo & Co)	a	0.07%		07/07/15	7,000,000	7,000,000
New York State Dormitory Auth
State Personal Income Tax RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	6,000,000	6,000,000
State Personal Income Tax RB Series 2015A (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/15	4,000,000	4,000,000
New York State Environmental Facilities Corp
Clean Water & Drinking Water Revolving Funds RB Series 2012D (LIQ: Barclays Bank Plc)	a	0.11%		07/07/15	4,000,000	4,000,000
New York State HFA
Housing RB (10 Liberty St) Series 2003A (LOC: Freddie Mac)		0.05%		07/07/15	900,000	900,000
Housing RB (606 W 57th St) Series 2014A (LOC: Wells Fargo Bank, NA)		0.08%		07/07/15	1,200,000	1,200,000
New York State Power Auth
RB Series 2007A (LIQ: Citibank, NA)	a	0.09%		07/07/15	6,835,000	6,835,000
New York State Thruway Auth
State Personal Income Tax RB Series 2012A (LIQ: Deutsche Bank AG)	a	0.22%		07/07/15	7,000,000	7,000,000
92    See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New York State Urban Development Corp
State Personal Income Tax RB Series 2004A3D (LIQ: JPMorgan Chase Bank, NA)		0.10%		07/07/15	2,000,000	2,000,000
State Personal Income Tax RB Series 2013A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	4,465,000	4,465,000
State Personal Income Tax RB Series 2014A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	9,000,000	9,000,000
Port Auth of New York & New Jersey
Consolidated Bonds 144th Series (LIQ: Citibank, NA)	a	0.08%		07/07/15	525,000	525,000
Ramapo Housing Auth
RB (Fountainview at College Road) Series 1998 (LOC: Manufacturers & Traders Trust Co)		0.17%		07/07/15	5,345,000	5,345,000
Triborough Bridge & Tunnel Auth
General Refunding RB Series 2005B3 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.08%		07/07/15	10,000,000	10,000,000
						251,745,000
North Carolina 0.6%
North Carolina
Limited Obligation Bonds Series 2008A (LIQ: Branch Banking & Trust Co)	a	0.07%		07/07/15	3,500,000	3,500,000
North Carolina Capital Facilities Finance Agency
RB (Guilford College) Series 2005B (LOC: Branch Banking & Trust Co)		0.06%		07/07/15	7,965,000	7,965,000
North Carolina Infrastructure Finance Corp
COP Series 2007A (LIQ: Wells Fargo & Co)	a	0.07%		07/07/15	10,085,000	10,085,000
North Carolina Medical Care Commission
Hospital Refunding RB (Wayne Memorial Hospital) Series 2009 (LOC: Branch Banking & Trust Co)		0.07%		07/07/15	1,800,000	1,800,000
						23,350,000
North Dakota 0.2%
Richland Cnty
RB (Minn-Dak Farmers Coop) Series 2010B (LOC: CoBank, ACB)		0.07%		07/07/15	7,000,000	7,000,000
Ohio 0.6%
Allen Cnty
Hospital Facilities Refunding RB (Catholic Health Partners) Series 2012A (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/15	7,500,000	7,500,000
Franklin Cnty
Hospital Facilities RB (OhioHealth) Series 2015 (LIQ: Toronto-Dominion Bank)	a	0.08%		07/07/15	2,000,000	2,000,000
RB (OhioHealth) Series 2011C		0.11%	07/02/15	06/01/16	4,000,000	4,000,000
Northeast Ohio Regional Sewer District
Wastewater RB Series 2013 (LIQ: State Street Bank & Trust Co NA)	a	0.08%		07/07/15	4,375,000	4,375,000
Ohio Water Development Auth
Refunding RB (TimkenSteel) Series 2001 (LOC: Northern Trust Co)		0.07%		07/07/15	3,000,000	3,000,000
						20,875,000
Oklahoma 0.7%
Oklahoma Turnpike Auth
Second Sr Refunding RB Series 2006B (GTY/LIQ: Royal Bank of Canada)	a	0.07%		07/07/15	24,085,000	24,085,000
See financial notes    93

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Oregon 0.2%
Oregon
Business Development RB (Sage Hollow Ranch) Series 223 (LOC: CoBank, ACB)		0.07%		07/07/15	3,000,000	3,000,000
Portland CCD
GO Bonds Series 2013 (LIQ: Credit Suisse AG)	a	0.07%		07/07/15	3,000,000	3,000,000
						6,000,000
Pennsylvania 2.4%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2010B1&B2 (GTY/LIQ: Royal Bank of Canada)	a	0.07%		07/07/15	29,000,000	29,000,000
RB (Univ of Pittsburgh Medical Center) Series 2010C (GTY/LIQ: Royal Bank of Canada)	a	0.07%		07/07/15	16,700,000	16,700,000
Bucks Cnty IDA
Hospital RB (Grand View Hospital) Series 2008A (LOC: TD Bank NA)		0.06%		07/07/15	3,400,000	3,400,000
Cumberland Cnty Municipal Auth
RB (Presbyterian Homes) Series 1993A (LOC: Manufacturers & Traders Trust Co)		0.08%		07/07/15	4,000,000	4,000,000
Dallastown Area SD
GO Notes Series 2015		1.25%		04/15/16	1,000,000	1,007,308
Lancaster Cnty Hospital Auth
Health Center RB (Masonic Homes) Series 2008D (LOC: JPMorgan Chase Bank, NA)		0.03%		07/01/15	210,000	210,000
RB (Landis Homes Retirement Community) Series 2009 (LOC: Manufacturers & Traders Trust Co)		0.12%		07/07/15	6,390,000	6,390,000
Pennsylvania
GO Bonds First Series 2014 (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/15	800,000	800,000
GO Refunding Bonds Third Series 2004 (LIQ: State Street Bank & Trust Co NA)	a	0.07%		07/07/15	1,200,000	1,200,000
Pennsylvania HFA
S/F Mortgage RB Series 2009-105C (LIQ: Bank of America, NA)	a	0.10%		07/07/15	3,000,000	3,000,000
Pennsylvania State Univ
Bonds Series 2007A (GTY/LIQ: US Bank, NA)	a	0.08%		07/07/15	2,700,000	2,700,000
Univ of Pittsburgh
Univ Bonds Series 2005A (LIQ: Barclays Bank Plc)	a	0.12%		07/07/15	6,665,000	6,665,000
Univ Bonds Series 2009B (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	3,925,000	3,925,000
Washington Cnty Hospital Auth
Hospital RB (Washington Hospital) Series 2008A (LOC: PNC Bank NA)		0.08%		07/07/15	8,650,000	8,650,000
						87,647,308
South Carolina 0.2%
Charleston Educational Excellence Financing Corporation
Installment Purchase Refunding RB Series 2013B (LIQ: Credit Suisse AG)	a	0.07%		07/07/15	975,000	975,000
Cherokee Cnty
IDRB (Newark Electronics) Series 1985 (LOC: Bank of America, NA)		0.38%		07/07/15	6,500,000	6,500,000
						7,475,000
Tennessee 1.4%
Blount Cnty Public Building Auth
Public Improvement Bonds Series E6A (LOC: Branch Banking & Trust Co)		0.06%		07/07/15	13,525,000	13,525,000
94    See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Blount County Industrial Development Board, TN
Public Improvement Bonds Series 2009A (LOC: Branch Banking & Trust Co)		0.06%		07/07/15	2,000,000	2,000,000
Chattanooga IDB
Lease Rental Refunding RB Series 2007 (LIQ: Royal Bank of Canada)	a	0.09%		07/07/15	3,000,000	3,000,000
Clarksville Public Building Auth
Pooled Financing RB (Tennessee Municipal Bond Fund) Series 1995 (LOC: Bank of America, NA)		0.13%		07/07/15	4,975,000	4,975,000
Loudon IDB
Pollution Control Refunding RB (A.E. Staley Manufacturing) Series 1991 (LOC: Citibank, NA)		0.06%		07/07/15	16,200,000	16,200,000
Montgomery Cnty Public Building Auth
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1995 (LOC: Bank of America, NA)	a	0.13%		07/07/15	2,580,000	2,580,000
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1997 (LOC: Bank of America, NA)		0.13%		07/07/15	2,395,000	2,395,000
Sevier Cnty Public Building Auth
Public Improvement Bonds Series VD1 (LOC: Bank of America, NA)		0.07%		07/07/15	5,400,000	5,400,000
						50,075,000
Texas 5.9%
Dallas Area Rapid Transit
Sr Lien Sales Tax Refunding RB Series 2007 (LIQ: Credit Suisse AG)	a	0.07%		07/07/15	2,500,000	2,500,000
El Paso ISD
ULT GO Bonds Series 2004B (LIQ: JPMorgan Chase Bank, NA)		0.11%		08/13/15	2,330,000	2,330,000
Grand Parkway Transportation Corp
Sub Tier Toll RB Series 2013B (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/15	5,000,000	5,000,000
Sub Tier Toll RB Series 2013B (LIQ: Royal Bank of Canada)	a	0.08%		07/07/15	5,270,000	5,270,000
Sub Tier Toll RB Series 2013B (LIQ: State Street Bank & Trust Co NA)	a	0.08%		07/07/15	7,000,000	7,000,000
Harris Cnty
Toll Road Sr Lien RB Series 2009A (LIQ: Credit Suisse AG)	a	0.07%		07/07/15	9,190,000	9,190,000
Harris Cnty Cultural Education Facilities Finance Corp
Hospital RB (Memorial Hermann Health) Series 2014C		0.05%		07/07/15	4,695,000	4,695,000
Hospital Refunding RB (Memorial Hermann Healthcare) Series 2010B (GTY/LIQ: Royal Bank of Canada)	a	0.07%		07/07/15	10,000,000	10,000,000
Harris Cnty Flood Control District
Contract Tax Bonds Series 2010A (LIQ: Bank of America, NA)	a	0.10%		07/07/15	5,500,000	5,500,000
Harris Cnty Health Facilities Development Corp
Hospital RB (Memorial Hermann Healthcare) Series 2008A1 (GTY/LIQ: Royal Bank of Canada)	a	0.07%		07/07/15	22,000,000	22,000,000
Harris Cnty Metropolitan Transit Auth
Sales & Use Tax Bonds Series 2011A (LIQ: Royal Bank of Canada)	a	0.07%		07/07/15	4,500,000	4,500,000
Houston
Water & Sewer System Jr Lien Refunding RB Series 1998A (LIQ: Deutsche Bank AG)	a	0.16%		07/07/15	8,215,000	8,215,000
Houston Higher Education Finance Corp
Higher Education Refunding RB (Rice Univ) Series 2013A (ESCROW)		0.47%	07/02/15	05/16/16	12,200,000	12,235,188
Metropolitan Higher Education Auth
Higher Education RB (Univ of Dallas) Series 2008 (LOC: JPMorgan Chase Bank, NA)		0.09%		07/07/15	10,540,000	10,540,000
North East ISD
ULT GO Bonds Series 2007A (GTY: TX Permanent School Fund /LIQ: US Bank, NA)	a	0.07%		07/07/15	8,255,000	8,255,000
See financial notes    95

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
North Texas Municipal Water District
Water System RB Series 2008 (LIQ: Bank of America, NA)	a	0.09%		07/07/15	4,565,000	4,565,000
Port Arthur Navigation District IDC
Exempt Facilities RB (Total Petrochemicals & Refining USA) Series 2012A		0.08%		07/07/15	20,000,000	20,000,000
Exempt Facilities RB (Total Petrochemicals & Refining USA) Series 2012B		0.08%		07/07/15	10,000,000	10,000,000
RB (TOTAL Petrochemicals USA) Series 2011		0.08%		07/07/15	8,000,000	8,000,000
San Antonio
Electric & Gas Systems RB Series 2013 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	5,000,000	5,000,000
Electric & Gas Systems Refunding RB New Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	4,020,000	4,020,000
Tax & Revenue COP Series 2006 (LIQ: Wells Fargo & Co)	a	0.13%		07/07/15	9,038,000	9,038,000
San Antonio Public Facilities Corp
Lease Refunding RB Series 2012 (LIQ: State Street Bank & Trust Co NA)	a	0.07%		07/07/15	10,005,000	10,005,000
Tarrant Cnty Cultural Education Facilities Finance Corp
RB (Texas Health Resources System) Series 2008C		0.08%		07/07/15	5,000,000	5,000,000
RB (Texas Health Resources) Series 2007B (LIQ: Bank of America, NA)	a	0.17%		07/07/15	5,625,000	5,625,000
RB (Texas Health Resources) Series 2010 (LIQ: Wells Fargo Bank, NA)	a	0.09%		07/07/15	1,960,000	1,960,000
Texas A&M Univ
Financing System RB Series 2010B (LIQ: Barclays Bank Plc)	a	0.12%		07/07/15	1,500,000	1,500,000
Texas Dept of Housing & Community Affairs
M/F Housing RB (Costa Ibiza Apts) Series 2008 (LOC: Freddie Mac)		0.07%		07/07/15	5,000,000	5,000,000
Texas Transportation Commission
GO Mobility Fund Refunding Bonds Series 2014 (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/15	4,000,000	4,000,000
Univ of Houston
Consolidated Refunding RB Series 2008 (LIQ: Bank of America, NA)	a	0.12%		07/07/15	5,540,000	5,540,000
						216,483,188
Utah 0.6%
Utah Cnty
Hospital RB (IHC Health Services) Series 2012 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	4,000,000	4,000,000
Utah Housing Corp
M/F Housing RB (Timbergate Apts) Series 2009A (LOC: Freddie Mac)		0.12%		07/07/15	9,375,000	9,375,000
Utah Transit Auth
Sales Tax RB Series 2008A (ESCROW/LIQ: Citibank, NA)	a	0.08%		07/07/15	7,230,000	7,230,000
						20,605,000
Virginia 0.3%
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2012D (LIQ: Credit Suisse AG)	a	0.07%		07/07/15	2,400,000	2,400,000
Hospital Refunding RB (Inova Health) Series 1993A (LIQ: Credit Suisse AG)	a	0.07%		07/07/15	3,330,000	3,330,000
96    See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Virginia College Building Auth
Educational Facilities RB Series 2006A (ESCROW/LIQ: Wells Fargo & Co)	a	0.09%		07/07/15	4,866,000	4,866,000
						10,596,000
Washington 1.6%
Central Puget Sound Regional Transit Auth
Sales Tax Bonds Series 2007A (LIQ: Branch Banking & Trust Co)	a	0.07%		07/07/15	2,980,000	2,980,000
Pierce Cnty Economic Development Corp
IDRB (Frederico Enterprises I) Series 2010 (LOC: Rabobank Nederland)		0.12%		07/07/15	4,160,000	4,160,000
Washington
GO Bonds Series 2005C (LIQ: Deutsche Bank AG)	a	0.15%		07/07/15	3,435,000	3,435,000
GO Refunding Bonds Series R2010B (LIQ: Bank of America, NA)	a	0.08%		07/07/15	7,000,000	7,000,000
Washington Health Care Facilities Auth
RB (MultiCare Health System) Series 2009A (LIQ: Royal Bank of Canada)	a	0.09%		07/07/15	5,000,000	5,000,000
RB (Providence Health & Services) Series 2012C (LIQ: US Bank, NA)	c	0.11%		07/07/15	30,000,000	30,000,000
RB (Providence Health & Services) Series 2014C&2014D (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	5,120,000	5,120,000
RB (Providence Health & Services) Series 2014D (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/15	1,000,000	1,000,000
						58,695,000
Wisconsin 1.0%
Wisconsin
Appropriation Bonds Series 2009A (LIQ: Barclays Bank Plc)	a	0.12%		07/07/15	12,500,000	12,500,000
Wisconsin Health & Educational Facilities Auth
RB (Froedtert & Community Health) Series 2009C (LIQ: Deutsche Bank AG)	a	0.22%		07/07/15	5,000,000	5,000,000
RB (Indian Community School of Milwaukee) Series 2007 (LOC: JPMorgan Chase Bank, NA)		0.07%		07/07/15	2,700,000	2,700,000
Wisconsin Housing & Economic Development Auth
Housing RB Series 2012B (LIQ: Federal Home Loan Bank)		0.06%		07/07/15	10,200,000	10,200,000
M/F Housing Bonds Series 2008A (LIQ: Federal Home Loan Bank)		0.06%		07/07/15	5,845,000	5,845,000
						36,245,000
Total Variable-Rate Securities
(Cost $2,256,798,784)						2,256,798,784

End of Investments.

At 06/30/15, the tax basis cost of the fund's investments was $3,753,194,872.
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,082,075,000 or 29.8% of net assets.
b	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
c	All or a portion of this security is designated as collateral for delayed-delivery securities.

See financial notes    97

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
ULT —	Unlimited tax
USD —	Unified school district

At June 30, 2015, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2015. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
98    See financial notes

Schwab AMT Tax-Free Money Fund
Statement of
Assets and Liabilities
As of June 30, 2015; unaudited
Assets
Investments, at cost and value (Note 2a)		$3,753,194,872
Cash		203,338
Receivables:
Investments sold		18,700,000
Interest		5,355,008
Fund shares sold		520,000
Prepaid expenses	+	7,285
Total assets		3,777,980,503
Liabilities
Payables:
Investments bought		8,000,000
Investments bought - Delayed delivery		131,180,425
Investment adviser and administrator fees		57,896
Fund shares redeemed		1,954,034
Distributions to shareholders		15,170
Accrued expenses	+	33,263
Total liabilities		141,240,788
Net Assets
Total assets		3,777,980,503
Total liabilities	–	141,240,788
Net assets		$3,636,739,715
Net Assets by Source
Capital received from investors		3,636,225,210
Distribution in excess of net investment income		(7)
Net realized capital gains		514,512

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Sweep Shares	$3,222,516,612		3,220,948,840		$1.00
Value Advantage Shares	$414,223,103		414,018,404		$1.00

See financial notes    99

Schwab AMT Tax-Free Money Fund
Statement of
Operations
For the period January 1, 2015 through June 30, 2015; unaudited
Investment Income
Interest		$1,702,519
Expenses
Investment adviser and administrator fees		6,348,380
Shareholder service fees:
Sweep Shares		5,986,809
Value Advantage Shares		499,097
Portfolio accounting fees		98,803
Registration fees		56,684
Custodian fees		42,127
Professional fees		39,900
Shareholder reports		36,632
Transfer agent fees		20,432
Independent trustees' fees		19,306
Interest expense		1,174
Other expenses	+	35,509
Total expenses		13,184,853
Expense reduction by CSIM and its affiliates	–	11,675,991
Net expenses	–	1,508,862
Net investment income		193,657
Realized Gains (Losses)
Net realized gains on investments		514,512
Increase in net assets resulting from operations		$708,169
100    See financial notes

Schwab AMT Tax-Free Money Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/15-6/30/15		1/1/14-12/31/14
Net investment income		$193,657	$396,053
Net realized gains	+	514,512	651,564
Increase in net assets from operations		708,169	1,047,617
Distributions to Shareholders
Distributions from net investment income
Sweep Shares		(170,986)	(346,421)
Value Advantage Shares	+	(22,678)	(49,632)
Total distributions from net investment income		(193,664)	(396,053)
Distributions from net realized gains
Sweep Shares		—	(292,937)
Value Advantage Shares	+	—	(37,143)
Total distributions from net realized gains		—	(330,080)
Total distributions		(193,664)	(726,133)
Transactions in Fund Shares*
Shares Sold
Sweep Shares		5,117,545,941	10,982,572,840
Value Advantage Shares	+	69,246,515	118,296,895
Total shares sold		5,186,792,456	11,100,869,735
Shares Reinvested
Sweep Shares		153,635	629,540
Value Advantage Shares	+	17,817	75,417
Total shares reinvested		171,452	704,957
Shares Redeemed
Sweep Shares		(5,585,533,209)	(10,821,558,776)
Value Advantage Shares	+	(122,761,903)	(189,693,517)
Total shares redeemed		(5,708,295,112)	(11,011,252,293)
Net transactions in fund shares		(521,331,204)	90,322,399
Net Assets
Beginning of period		4,157,556,414	4,066,912,531
Total increase or decrease	+	(520,816,699)	90,643,883
End of period		$3,636,739,715	$4,157,556,414
Distributions in excess of net investment income		($7)	$—
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes    101

Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited
1. Business Structure of the Funds:
Each of the funds in this report is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
The Charles Schwab Family of Funds (organized October 20, 1989)	Schwab Municipal Money Fund
Schwab Money Market Fund	Schwab AMT Tax-Free Money Fund
Schwab Government Money Fund	Schwab California Municipal Money Fund
Schwab U.S. Treasury Money Fund	Schwab New York Municipal Money Fund
Schwab Treasury Obligations Money Fund	(formerly Schwab New York AMT Tax-Free Money Fund)
Schwab Value Advantage Money Fund	Schwab New Jersey Municipal Money Fund
Schwab Advisor Cash Reserves	(formerly Schwab New Jersey AMT Tax-Free Money Fund)
Schwab Cash Reserves	Schwab Pennsylvania Municipal Money Fund
Schwab Retirement Advantage Money Fund	Schwab Massachusetts Municipal Money Fund
Schwab Investor Money Fund	(formerly Schwab Massachusetts AMT Tax-Free Money Fund)

Schwab Municipal Money Fund offers four share classes: Sweep Shares, Value Advantage Shares, Select Shares and Institutional Shares. Schwab AMT Tax-Free Money Fund offers two share classes: Sweep Shares and Value Advantage Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds' Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within
102

Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•  Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
(b) Accounting Policies for certain Portfolio Investments (if held):
Delayed-Delivery Transactions: The funds may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The funds will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The funds will earmark or segregate appropriate liquid assets to cover their delayed-delivery purchase obligations.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium and accretes discounts to the security’s call date and price, rather than the maturity date and price.
103

Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund's net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (“State Street”), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
3. Credit and Liquidity Enhancements:
A substantial portion of the funds’ investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and provide liquidity for the purchaser. The following table provides detail on the approximate percentage of each fund’s investments in securities with these types of enhancements, as well as the name of the entity providing the largest proportion of enhancements in each fund.
	Schwab Municipal Money Fund	Schwab AMT Tax-Free Money Fund
% of investments in securities with credit enhancements or liquidity enhancements	71%	64%
Largest % of investments in securities with credit enhancements or liquidity enhancements from a single institution	10% (JP Morgan Chase Group)	12% (JP Morgan Chase Group)
104

Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited (continued)
3. Credit and Liquidity Enhancements (continued):
For additional information, please refer to the funds’ Portfolio Holdings. Investments with credit enhancements are tickmarked as letter of credit “LOC” and/or liquidity agreement “LIQ”, respectively, along with the institution providing the enhancement.
4. Risk Factors:
Investment Risk. An investment in a fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of a shareholder’s investment at $1.00 per share, it is possible to lose money by investing in the funds.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also will be low. Because interest rates in the United States are at, or near, historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings. In addition, to the extent a fund makes any reimbursement payments to the investment adviser and/or its affiliates, the fund’s yield would be lower.
Credit Risk. A fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. A fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor or liquidity provider of a portfolio investment fails to honor its obligations. For fixed rate investments, negative perceptions of the ability of an issuer, guarantor or liquidity provider to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall. The fund's investments in securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its objective. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag those of other money market funds.
Credit and Liquidity Enhancements Risk. The funds may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for purchasers, such as the funds. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of a fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by a fund. Any decline in the value of the securities held by a fund could cause the fund’s share price or yield to fall. To the extent that a portion of a fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
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Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited (continued)
4. Risk Factors (continued):
State and Regional Risk. State and regional factors could affect a fund’s performance. To the extent that a fund invests in securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. In addition, a municipality or municipal project that relies directly or indirectly on national governmental funding mechanisms may be negatively affected by the national government’s current budgetary constraints.
Investment Concentration Risk. To the extent that a fund invests a substantial portion of its assets in municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments affecting those projects. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.
Taxable Determinations Risk. Some of a fund’s income could be taxable. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities or securities whose interest is subject to the federal alternative minimum tax (“AMT”) could generate taxable income. Also, some types of municipal securities produce income that is subject to the AMT.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer, including, for example, during periods of rising interest rates. In addition, dealer inventories of certain securities—an indication of the ability of dealers to engage in “market making”—are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. A fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Regulatory Risk. The Securities and Exchange Commission (“SEC”) recently adopted changes to the rules that govern SEC-registered money market funds. These rule changes include: (i) allowing money market funds to impose liquidity fees and redemption gates when their liquidity levels fall below certain thresholds; (ii) requiring money market funds that do not qualify as “retail” or “government” money market funds to operate with a floating share price; (iii) imposing new disclosure and reporting requirements; and (iv) enhancing portfolio diversification requirements. The compliance dates for these rule changes vary, ranging from mid- 2015 for certain new reporting requirements to October 2016 for the new liquidity fees, redemption gates and floating share price requirements. The SEC has also proposed additional rule changes that, if adopted, will impact how SEC-registered money market funds may use nationally recognized statistical rating organizations for the purposes of determining the credit quality of their investments. These regulatory developments may affect a fund’s investment strategies, performance, yield and operating expenses.
Money Market Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.
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Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited (continued)
5. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund's average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab). All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees. The Plan also enables the sweep shares of the funds to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions it provides to fund shareholders invested in the funds.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Sweep shares of the funds are also subject to an annual sweep administration fee up to the amount set forth below. The sweep administration fee paid to Schwab is based on the average daily net asset value of the fund shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.
	Shareholder Service Fees	Sweep Administration Fees
Sweep Shares	0.25%	0.10%
Value Advantage Shares	0.22%	n/a
Select Shares	0.22%	n/a
Institutional Shares	0.22%	n/a
CSIM and its affiliates have made an additional agreement with each fund, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (“expense limitation”), as follows:
	Schwab Municipal Money Fund	Schwab AMT Tax-Free Money Fund
Sweep Shares*	0.62%	0.62%
Value Advantage Shares*	0.45%	0.45%
Select Shares**	0.35%	n/a
Institutional Shares**	0.24%	n/a
*	CSIM and its affiliates have agreed to limit this share class's expenses as described above for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board.
**	Select Shares and Institutional Shares are only offered by Schwab Municipal Money Fund. CSIM and its affiliates have agreed to limit this share class's expenses as described above through April 29, 2017.
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Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited (continued)
5. Affiliates and Affiliated Transactions (continued):
In addition, effective January 1, 2015 through December 31, 2015, CSIM and its affiliates agreed to waive an additional amount of the Schwab Municipal Money Fund's Select Shares, Value Advantage Shares and Sweep Shares expenses and the Schwab AMT Tax-Free Fund's Value Advantage Shares and Sweep Shares expenses equal to 0.005% of each fund's or share class's average daily net assets.
During the period ended June 30, 2015, the funds waived the following amounts, of which a portion was waived in accordance with the contractual expense limitation agreements:
	Total Waived Amount	Contractual Expense Limitation Waived Amount
Schwab Municipal Money Fund	$37,377,439	$7,421,331
Schwab AMT Tax-Free Money Fund	11,675,991	1,654,588
The remainder of the total waived amounts not related to the contractual expense limitations are discussed below.
Voluntary Yield Waiver/Reimbursement
In addition to the contractual expense limitation agreements noted above, CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for each fund or each class of a fund. CSIM and its affiliates may recapture from a fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The reimbursement payments by a fund to CSIM and its affiliates are considered “non-routine expenses” and are not subject to any net operating expense limitations in effect at the time of such payment. This recapture could negatively affect a fund’s future yield. There were no prior year amounts recaptured. As of June 30, 2015, the balance of recoupable waivers is as follows:
	Expiration Date
	December 31, 2015	December 31, 2016	December 31, 2017	December 31, 2018	Total
Schwab Municipal Money Fund
Sweep Shares	$37,034,954	$47,544,397	$54,745,357	$27,626,269	$166,950,977
Value Advantage Shares	1,900,331	2,191,081	2,377,620	1,085,762	7,554,794
Select Shares	583,445	824,824	971,952	451,402	2,831,623
Institutional Shares	329,600	1,067,220	1,735,388	792,675	3,924,883
Schwab AMT Tax-Free Money Fund
Sweep Shares	$12,403,024	$15,229,803	$18,117,978	$9,189,152	$54,939,957
Value Advantage Shares	1,656,669	1,673,827	1,751,131	832,251	5,913,878
As of December 31, 2014, recoupable waivers expired as follows:
Schwab Municipal Money Fund
Sweep Shares	$29,080,911
Value Advantage Shares	1,512,755
Select Shares	303,575
Institutional Shares	62,390
Schwab AMT Tax-Free Money Fund
Sweep Shares	$9,765,098
Value Advantage Shares	1,400,113
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Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited (continued)
5. Affiliates and Affiliated Transactions (continued):
The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2015, each fund’s total aggregate security transactions with other Schwab Funds were as follows:
Schwab Municipal Money Fund	$73,030,000
Schwab AMT Tax-Free Money Fund	39,145,000
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.
6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on a fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
7. Borrowing from Banks:
The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.
There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred an interest expense, which is disclosed on a fund's Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
8. Federal Income Taxes:
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2014, the funds had no capital loss carryforwards.
For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2014, the funds had no capital losses deferred and no capital loss carryforwards utilized.
As of December 31, 2014, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2014, the funds did not incur any interest or penalties.
9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to the existing funds in the Trust, including the Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund (the “Funds”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Funds at meetings held on April 29, 2015, and June 1, 2015, and approved the renewal of the Agreement with respect to the Funds for an additional one year term at the meeting held on June 1, 2015. The Board’s approval of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;
3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services.  The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as investment research tools and Internet access and an array of account features that benefit the Funds and certain of their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance.  The Board considered the Funds’ performance in determining whether to renew the Agreement with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the
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performance of each Fund, the Trustees considered both risk and shareholder risk expectations for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreement with respect to the Funds.
Fund Expenses.  With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of waiving management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as exchange-traded funds and separately managed accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.
Profitability.  With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.
Economies of Scale.  The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered contractual investment advisory fee schedules with respect to the Funds that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to Fund shareholders. Specifically, the Board considered CSIM and Schwab’s previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, and (iii) future net total operating expense reductions for taxable money funds as a group (excluding certain share classes) and non-taxable money funds as a group (excluding certain share classes) when aggregate assets of such group of funds exceed certain levels. In particular, the Board considered the actual expense reductions with respect to the Funds that resulted from CSIM and Schwab’s commitments set forth above. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.
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Trustees and Officers
The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 95 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – present).	74	Director, Gilead Sciences, Inc. (2005 – present)
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Private Investor.	74	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013)	74	Director, KLA-Tencor Corporation (2008 – present)
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2015)	Managing Partner and Co-Founder, Kudu Advisors, LLC (financial services) (May 2009 – present); Director, Asset International, Inc. (publisher of financial services information) (Jan. 2009 – Nov. 2014).	95	None.
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust and Laudus Institutional Trust since 2010)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	74	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	74	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

Interested Trustees
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989; Schwab Investments since 1991; Schwab Capital Trust since 1993; Schwab Annuity Portfolios since 1994; Laudus Trust and Laudus Institutional Trust since 2010)	Chairman and Director, The Charles Schwab Corporation (1986 – present); Chairman and Director of Charles Schwab & Co., Inc. (1971 – present); Chairman and Director of Charles Schwab Investment Management, Inc. (1989 – present); Chairman and Director of Charles Schwab Bank (2003 – present); Chairman and Chief Executive Officer of Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. (1996 – present); and Director, Chairman and Chief Executive Officer, Schwab Holdings, Inc. (1979 – present).	74	Chairman and Director, The Charles Schwab Corporation (1986 – present) Director, Yahoo! Inc. (2014 – present)
Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (2008 – present); Director, Charles Schwab Bank (2006 – present); and Director, Schwab Holdings, Inc. (2008 – present).	95	Director, The Charles Schwab Corporation (2008 – present)

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Officers of the Trust
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (January 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).
George Pereira
1964
Treasurer and Principal Financial Officer, Schwab Funds
Treasurer and Chief Financial Officer, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust and Laudus Institutional Trust since 2006)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2005)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab and Laudus Funds’ retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds or Laudus Funds to retire from all Boards upon their required retirement date from either Board.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Boards.
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Glossary
144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
Alternative Minimum Tax (AMT)  A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond anticipation notes Obligations sold by a state or local government on a short-term basis in anticipation of the issuance of a longer-term bond in the future.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
escrow  The issuer of an escrowed bond deposits funds in a trust which are verified by a third party to be sufficient to pay the bond’s principal and interest at maturity or at a call date. The funds in the trust are invested in high quality investments, typically US Treasury and Agency obligations which mature at or prior to the bond’s maturity or call date.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
fixed rate notes  A security with a fixed rate or coupon and a short maturity (typically within thirteen months). For example, bond, revenue or tax anticipation notes.
Guaranty (GTY)  An instrument issued by a financial institution to unconditionally guarantee the repayment of a security’s principal and interest at maturity. The security will typically carry the rating of the institution which provides the guaranty rather than that of the security’s issuer.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
Letter of Credit (LOC)  An instrument issued by a financial institution which unconditionally guarantees the repayment of principal and interest at maturity and upon demand. Many securities known as variable-rate demand obligations (VRDOs) carry LOCs to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly.
Liquidity (LIQ)  A liquidity facility is issued by a financial institution to improve the ability of the issuer of the security to meet demands for payment. Many securities known as variable-rate demand obligations (VRDOs) carry liquidity facilities to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly. The issuer of the security must maintain strong long-term ratings and credit characteristics while the liquidity facility is in effect. If the issuer fails to meet certain predetermined financial conditions, the financial institution may terminate its obligation without notice.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
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maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
money market securities  High-quality, short-term debt securities that may be issued by states and local governments and their agencies. Money market securities must have an effective maturity of no longer than 397 days. Examples include bond and tax anticipation notes, commercial paper, variable-rate demand obligations and tender option bonds.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
revenue anticipation notes  Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.
taxable-equivalent yield  The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0%
(4.5% ÷ [1 – 0.25%] = 6.0%).
tax anticipation notes  Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.
tender option bond  A security which is created by a financial institution by combining a long-term municipal bond with a liquidity facility which converts the long-term bond into a money-market eligible security. Tender option bonds are issued as section 144A securities.
Tier 1, Tier 2  Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
variable rate demand preferred shares (VRDP)  Variable rate demand securities that are issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on VRDPs will be exempt from federal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s investment policy as stated in the prospectus.
weighted average life (WAL)  For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov 60 days after the end of the month to which the information pertains.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.
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Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.
Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
The Schwab Funds Family®
Stock Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Financial Services Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack All Equity Portfolio™
Schwab MarketTrack Growth Portfolio™
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Schwab MarketTrack Conservative Portfolio™
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
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Bond Funds
Schwab Short-Term Bond Market Fund™
Schwab Intermediate-Term Bond Fund™
Schwab Total Bond Market Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.
[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-800-435-4000
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
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Semiannual report dated June 30, 2015, enclosed.
Schwab Municipal Money Funds

Schwab New York Municipal Money Fund™
(formerly, Schwab New York AMT Tax-Free Money Fund)
Schwab New Jersey Municipal Money Fund™
(formerly, Schwab New Jersey AMT Tax-Free Money Fund)
Schwab Pennsylvania Municipal Money Fund™
Schwab Massachusetts Municipal Money Fund™
(formerly, Schwab Massachusetts AMT Tax-Free Money Fund)
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Schwab Municipal Money Funds
Semiannual Report
June 30, 2015
Schwab New York Municipal Money Fund™
(formerly, Schwab New York AMT Tax-Free Money Fund)
Schwab New Jersey Municipal Money Fund™
(formerly, Schwab New Jersey AMT Tax-Free Money Fund)
Schwab Pennsylvania Municipal Money Fund™
Schwab Massachusetts Municipal Money Fund™
(formerly, Schwab Massachusetts AMT Tax-Free Money Fund)

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President
Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.
Dear Shareholder,
At Charles Schwab Investment Management (CSIM), we design our investment products to serve as part of the foundation of an investor’s portfolio. The Schwab Municipal Money Funds1 are intended to offer stability of capital and liquidity, as well as income exempt from federal and state-specific income taxes. These funds are actively managed, benefiting from extensive credit research and professional money management.
For the six-month reporting period ended June 30, 2015, yields on money market securities remained extremely low. The U.S. economy rebounded after a weaker-than-expected early 2015, while short-term interest rates remained near zero percent. However, global economic uncertainty and speculation surrounding the timing of a potential short-term rate increase later this year contributed to market volatility. Meanwhile, the supply of municipal securities remained limited during the six-month reporting period as strong tax receipts allowed many municipalities to issue less short-term debt.
In related industry matters, in July 2014, the Securities and Exchange Commission (SEC) released final amendments to the rules that govern money market funds. We believe that these amendments strike the right balance of preserving an important cash management tool for investors, while protecting investors from the possibility of significant money market fund redemptions during a crisis. In response to this guidance, CSIM will continue to offer a variety of investment options and a strong product lineup that includes Municipal and Prime Money Market funds, constructed specifically for retail investors and featuring a constant net asset value (NAV).2 The Schwab Government Money Funds will also continue to feature a constant NAV and can be used by either retail or institutional investors. In addition, the Schwab Government Money Funds do not plan to adopt a policy to implement liquidity fees or redemption gates.
For more information about the performance, holdings, and portfolio characteristics of the Schwab Municipal Money Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our new website at www.csimfunds.com, which provides improved functionality, enhanced design, and access to industry insights. We are also happy to hear from you at 1-800-435-4000.
Sincerely,

For the six-month reporting period ended June 30, 2015, yields on money market securities remained extremely low.

[1]	Effective April 30, 2015, the Schwab New York AMT Tax-Free Money Fund, Schwab New Jersey AMT Tax-Free Money Fund, and Schwab Massachusetts AMT Tax-Free Money Fund changed their names to the Schwab New York Municipal Money Fund, Schwab New Jersey Municipal Money Fund, and Schwab Massachusetts Municipal Money Fund, respectively.
[2]	A fund’s share price is its NAV, which is the fund’s net assets divided by the number of its shares outstanding. Under the new amendments, Retail Prime and Municipal money market funds, as well as Government money market funds, will continue to be permitted to transact at a constant NAV of $1.00. Note that while a fund may seek to maintain a constant NAV, there is no guarantee that it will be able to do so.
Schwab Municipal Money Funds1

Fund Management
Kenneth Salinger, CFA, Vice President and Head of Tax-Exempt Strategies, leads the portfolio management team for Schwab’s national and state-specific tax-free bond funds and municipal money market funds. He also has overall responsibility for all aspects of the management of each of the tax-free bond funds. Prior to joining CSIM in 2008, Mr. Salinger was a senior portfolio manager at Wells Capital Management, working on a team that managed municipal bond assets. He worked at American Century Investments from 1992 to 2006, where he was a vice president and senior portfolio manager, responsible for daily management of a number of national and state specific municipal bond funds. Mr. Salinger has worked in fixed-income asset management since 1994.

Kevin Shaughnessy, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2000, Mr. Shaughnessy spent four years as a portfolio manager at Wells Capital Management, where he was responsible for managing the firm’s California municipal money fund assets, as well as short duration private client assets.

Cameron Ullyatt, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2008, Mr. Ullyatt was a vice president and portfolio manager at Oppenheimer Funds, where he was responsible for managing the firm’s municipal money fund assets. From 1999 to 2006, Mr. Ullyatt also worked as a credit analyst in Oppenheimer Funds’ municipal bond and money market departments.
2Schwab Municipal Money Funds

State Investment Environment
New York
Litigation settlements provided New York State with an unexpected windfall of $5.2 billion.
New York ended fiscal 2015 (March 31, 2015) with a general fund balance of $7.3 billion, much of it resulting from the receipt of $5.2 billion in settlements by financial institutions following litigation related to the financial crisis. The bulk of the fund balance, or $4.7 billion, will be used for one-time initiatives and $1.8 billion has been placed in the state’s rainy day fund. Tax receipts for the year were about $210 million above revised estimates, primarily due to higher bank and corporate franchise tax receipts. Spending was $325 million below budget for the year, mostly related to funding for local government programs.
The state adopted the $143 billion fiscal 2016 budget in March 2015, resulting in five consecutive years of on-time and balanced budget adoptions. The general fund budget, totaling $72 billion, includes $4.55 billion in funding for the Dedicated Infrastructure Investment Fund and $850 million for the initial payment to reimburse the federal Medicaid program for inaccurate billing, both of which will be funded with a portion of the 2015 windfall. Governor Andrew Cuomo continues to limit overall spending growth to only 2%, although certain areas, such as education, saw growth of 6% in the current year budget. The state projects ending fiscal 2016 with $3.5 billion in general fund reserves, or 5.2% of operating expenses, an almost 100% increase from fiscal 2015.
New York local governments, including cities, counties and school districts, continue to grapple with the impact of a 2% annual cap on local property tax growth. This limit on revenue growth has occurred simultaneously with cuts in state aid to these governmental units which have not fully returned to pre-recession levels. Both of these actions have required local governments to reduce their own budgets in order to maintain financial stability. A number of local governments have been particularly impacted by the state aid cuts and cap on property tax increases due to poor financial management coupled with the impact of the national recession. The state controller has created a review process to identify fiscally strained local governments and provide them with help in fiscal management. This process is aimed at reducing the need for the state to establish control boards which are allowed to balance a local government’s finances without input from locally elected officials.
New York State’s economy has continued to improve, bouncing back strongly from the impacts of Hurricane Sandy and following the nation’s recovery from the recession. Employment increased 1.8% in 2014 and is projected to grow 1.6% in 2015, adding about 120,000 jobs. Unemployment is projected to average 5.8% in 2015. Personal income growth is projected to be a robust 4.1% for the year. Per capital personal income for the state is 122% of the US average and is the fifth highest among the states. New York’s wage base remains strongly tied to the Financial Activities job sector which represents 8% of the state’s jobs but 21% of its wages.
New York State remains a strong investment-grade credit due to its deep and diverse economy and its high personal wealth levels which give it great financial flexibility. The State’s general obligation debt is rated Aa1 by Moody’s Investors Service, AA+ by Fitch Ratings and AA+ by Standard & Poor’s Corp. All ratings have stable outlooks.
New Jersey
New Jersey revenues for fiscal 2015 were in line with budget estimates for the first time in several years. However, its financial picture remains pressured by continued growth in pension liabilities.
The state estimated it would end the year with a slight $328 million surplus, increasing its reserves to 1.9% of spending. The surplus was largely due to higher income taxes, driven by the strong stock market. Its positive budget results, however, were achieved by paying only $893 million of the $2.25 billion payment to the state pension systems originally required under the state’s 2011 pension reform law. Unions representing state employees challenged the reduction in pension contributions, but ultimately lost when the State Supreme Court ruled in the state’s favor in June 2015.
New Jersey’s budget for the fiscal year beginning July 1, 2015 totals $33.8 billion. The budget does not raise taxes and increases spending by approximately 4%. Similar to last year, the budget is balanced in large part by paying only a fraction of the amount needed to stabilize its pension system. While higher than the previous year, the state plans to contribute only $1.3 billion to its pension systems in fiscal 2016. The state’s unfunded pension liability of $80 billion, along with its estimated $65 billion retiree healthcare liability and $35 billion of debt, continue to create long-term budget uncertainty.
New Jersey’s economy is improving at a moderate pace. Employment growth over the past year increased 1.2%, although the state has recovered only 70% of the jobs lost during the recession. Much of the job growth has occurred around the New York metro area, while the closure of several casinos has hurt the economy in the southern part of the state. The unemployment rate as of May 2015 was 6.5%, comparable to a year earlier due to growth in the size of the labor force, and well above the national average of 5.5%. Growth in personal income and state GDP trail the national average, while per capita income remains among the highest in the nation.
Local governments remain under pressure, as improvement in the economy and property values has been uneven throughout the state. For many municipalities, the 2% property tax cap, flat state aid, and rising pension and employee benefit costs continue to represent fiscal challenges.
Schwab Municipal Money Funds3

State Investment Environment continued
New Jersey remains an investment-grade credit due to its diverse economy and high personal wealth levels, although its financial flexibility is constrained by slim reserves, weak liquidity and sizable and growing pension liabilities. New Jersey’s general obligation debt was downgraded by Moody’s to A2 from A1 in April 2015. Standard & Poor’s and Fitch last downgraded the state to A from A+ in September 2014. New Jersey is the second lowest rated state by all three rating agencies. Moody’s and Fitch have a negative outlook on their ratings, while Standard & Poor’s revised its outlook to stable following its September 2014 downgrade.
Pennsylvania
Pennsylvania’s revenues exceeded estimates for fiscal year 2015, however, the Keystone State still faces significant financial headwind as it grapples with growing pension expense pressures.
Pennsylvania reported very strong revenue growth in fiscal 2015 (ending June 30, 2015) with revenues totaling $30.5 billion, up 7% over the prior fiscal year. The Commonwealth’s corporate tax receipts, personal income tax receipts, and sales tax receipts were all solidly above estimate, indicating continued economic recovery. The Commonwealth projected that it would end the fiscal year with a $375 million budget surplus.
New democratic Governor Tom Wolf vetoed the fiscal 2016 budget proposed by the Republican-controlled General Assembly in late June. As a result, Pennsylvania entered its new fiscal year on July 1st without a budget, a return to historical practice in previous administrations. Governor Wolf’s budget included a 15% increase in revenues to address a projected $2.3 billion shortfall, fund property tax relief and restore previous cuts in education spending. The Governor’s increase in revenue was generated by an increase in the Commonwealth’s sales and personal income taxes, and the levy of a new severance tax on natural gas production. The Republican General Assembly’s budget did not contain any new taxes and called for more modest increases in state spending. Pennsylvania will operate without a budget with minimal interruption to state services for at least several weeks, while the Governor and the Republican leadership continue their budget negotiations.
Pension costs to fund Pennsylvania’s large and growing unfunded pension liabilities have been the Commonwealth’s fastest growing expenditure category over the past several years. The Commonwealth’s fiscal 2016 pension costs are estimated grow by 35% from fiscal 2015. This pension expense represents about 11% of general fund spending. The pension system for public school employees was only 55% funded at 6/30/13, leaving a $41 billion liability. The state employee pension system was 59% funded, leaving an $18.2 billion liability at 12/31/14. The Commonwealth’s large pension liabilities have been a major concern for all three rating agencies and were cited as one of the reasons for the rating downgrades in 2014. Both the Governor’s and General Assembly’s budget proposals contained measures to reform Pennsylvania’s pension systems. The Governor’s proposal includes issuing $3 billion of pension bonds to improve the pension systems’ funding status. The General Assembly’s plan proposed ending the traditional pension benefit in favor of a 401(k)-style defined contribution plans for future state and school employees, which reduces future growth of the liabilities but does not address the existing liabilities.
After gaining approximately 59,800 jobs, a 1% increase in employment, over the last twelve months, the Commonwealth has nearly regained all the jobs lost during the last recession, propelled by robust job gains in the private sector that more than offset continued declines in government employment. Pennsylvania’s unemployment rate decreased to 4.7% as of April 2015, down from 5.4% in April 2014, as a result of the growth in jobs. Per capita personal income is on par with the national average.
Pennsylvania local governments, along with state agencies, private institutions of higher education and non-profit healthcare providers, also issue tax-exempt debt. While the local governments, primarily cities and school districts, receive some level of state assistance, they also have their own revenue streams that comprise the bulk of their revenues.
Pennsylvania remains a moderately strong investment grade credit due to its moderate debt load, solid economic base and average income levels. The Commonwealth is rated Aa3, AA- and AA-, all with stable outlooks, by Moody’s, S&P and Fitch, respectively.
Massachusetts
Massachusetts continues to maintain its steady financial position and benefit from an expanding economy.
Massachusetts’ economy continues its expansion leading to strong tax revenue performance and a sound financial position despite pressures to expand state-sponsored programs for health care, transportation, and education. Tax revenue collections through May 2015 were nearly $22.1 billion, which was over $1.2 billion greater (6%) than collections for the same period in 2014. The Commonwealth anticipated ending fiscal 2015 nearly in balance with a modest $255 million shortfall, or (0.6%) of spending, however, this was offset by the Commonwealth’s rainy day fund that totaled $1.1 billion, as of June 2015, and was among the largest such funds of the 50 states.
4Schwab Municipal Money Funds

State Investment Environment continued
The Commonwealth began fiscal 2016 with an interim $5.5 billion budget signed by the Governor in June 2015. On July 17, Governor Charlie Baker signed the final $38.1 billion fiscal 2016 budget, which expands support of local cities and towns as well as public schools. Tax revenues in 2016 are estimated to increase 5% to nearly $25.5 billion and spending increases by about 3%. The rainy day fund is projected to have an estimated $1.3 billion ending balance, which is very strong at nearly 4% of spending.
The Commonwealth’s economy is deep and diverse, with a well-established base of educational, healthcare, and information technology employment as well as a variety of finance and real estate-related businesses. Residents enjoy the second highest (to Connecticut) per capita income in the United States. Moreover, the economic diversity and breadth has fueled Massachusetts recovery well. Since the autumn of 2009, nonfarm jobs in the Commonwealth have grown from a ten-year low of 3.18 million jobs in October to its peak 3.48 million in May 2015. With this improvement and a stable labor force, the statewide unemployment rate dropped to 4.6% in May 2015, its lowest rate since its recession peak of 8.8% in October 2009.
Massachusetts local governments, along with state agencies, private institutions of higher education, and non-profit healthcare providers, also issue tax-exempt debt. While the local governments, primarily cities and school districts, receive some level of state assistance, they have their own revenue sources that comprise the bulk of their revenues and in many cases, also have dedicated taxes to repay their debt. Many state agencies, private colleges and universities, and non-profit healthcare providers rely on their own revenues to repay their debt and do not rely on funding from the state.
Massachusetts is a strong investment-grade credit due to its deep and diverse economy; its high personal-wealth levels; and its sound financial performance and good financial reserves coupled with prudent financial management. As of the date of this report, the Commonwealth’s credit ratings were Aa1 from Moody’s, AA+ from Standard & Poor’s, and AA+ from Fitch and were affirmed in June 2015.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
Schwab Municipal Money Funds5

Schwab New York Municipal Money Fund
The Schwab New York Municipal Money Fund (the fund) seeks current income that is exempt from federal income and New York State and local income tax, consistent with preservation of capital and liquidity. To pursue its goal, the fund invests in municipal (muni) money market securities from New York issuers and muni agencies, as well as from U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the six months ended June 30, 2015, to help the fund maintain a positive net yield.1 For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
Market Highlights. During the six-month reporting period ended June 30, 2015, the U.S. economy continued to show signs of progress. The Federal Reserve (the Fed) left short-term interest rates at 0.00% to 0.25%, though speculation surrounding the timing of a potential rate increase later in 2015 contributed to market volatility. With U.S. economic conditions generally improving, tax revenues rose for many municipalities. Though this had a positive impact on overall credit conditions, the increased cash flow lessened the need for municipalities to issue additional short-term debt. As a result, the supply of securities typically held by muni money market funds continued to decline during the reporting period, pushing yields even lower in a multi-year trend for muni money market funds.
Reflecting these conditions, the Securities Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—ranged between approximately 0.02% and 0.11%, finishing the period near the middle of this range.
Performance, Positioning, and Strategies. The investment adviser continued to focus on safety and high credit quality, while maintaining a materially longer weighted average maturity (WAM) than many of the fund’s peers. During the six-month reporting period, the fund’s WAM stayed within a fairly narrow range of 44 to 54 days.
As of 6/30/15:
Portfolio Composition By Maturity[2]
% of investments
1-7 Days	65.7%
8-30 Days	4.0%
31-60 Days	7.6%
61-90 Days	5.2%
91-180 Days	5.9%
More than 180 Days	11.6%
Total	100.0%
Statistics
Weighted Average Maturity[3]	52 Days
Credit Quality Of Holdings[4] % of portfolio	98.4% Tier 1
Credit Enhanced Securities % of portfolio	30%
Portfolio Composition by Security Type[5]
% of investments
Tender Option Bonds	35.8%
Variable Rate Demand Obligations	24.8%
Commercial Paper	10.6%
Fixed Rate Notes	25.5%
Other	3.3%
Total	100.0%
An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.
Management views and portfolio holdings may have changed since the report date.
[1]	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 5.
[2]	As shown in the Portfolio Holdings section of the shareholder report.
[3]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[4]	Tier 1 securities are rated in the highest short-term rating category by two nationally recognized statistical rating organizations (“NRSROs”), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
[5]	Portfolio Composition is calculated using the Par Value of Investments.
6Schwab New York Municipal Money Fund

Performance and Fund Facts as of 6/30/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for previous 12 months*

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab New York Municipal Money Fund
	Sweep Shares	Value Advantage Shares®
Ticker Symbol	SWNXX	SWYXX
Minimum Initial Investment[1]	**	$25,000 [2]
Seven-Day Yield[3]	0.01%	0.01%
Seven-Day Yield–Without Contractual Expense Limitation[4]	-0.06%	-0.13%
Seven-Day Effective Yield[3]	0.01%	0.01%
Seven-Day Taxable Equivalent Effective Yield[3,5]	0.02%	0.02%
An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.
Portfolio holdings may have changed since the report date.
*	The seven-day average yield for the Sweep Shares and Value Advantage Shares was 0.01% throughout the entire period.
**	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Minimum initial investment for IRA and custodial accounts is $15,000. Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.
[3]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’ total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for certain share classes of the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 5.
[4]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.49% and 0.29% to the seven-day yields of the Sweep Shares and Value Advantage Shares, respectively.
[5]	Taxable-equivalent effective yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.8%, and effective New York state personal income tax rate of 4.99%. Your tax rate may be different.
Schwab New York Municipal Money Fund7

Schwab New Jersey Municipal Money Fund
The Schwab New Jersey Municipal Money Fund (the fund) seeks current income that is exempt from federal income and New Jersey gross income tax, consistent with preservation of capital and liquidity. To pursue its goal, the fund invests in municipal (muni) money market securities from New Jersey issuers and muni agencies, as well as from U.S. territories and possessions. The fund may also invest in muni money market securities of issuers located outside of New Jersey. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the six months ended June 30, 2015, to help the fund maintain a positive net yield.1 For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
Market Highlights.   During the six-month reporting period ended June 30, 2015, demand in New Jersey remained strong for securities issued by high-credit-quality local municipalities. However, underfunded pension liabilities and legal uncertainty resulted in credit downgrades and declining demand for many state-level entities in New Jersey.
As a whole, the U.S. economy continued to show signs of progress. The Federal Reserve (the Fed) left short-term interest rates at 0.00% to 0.25%, though speculation surrounding the timing of a potential rate increase later in 2015 contributed to market volatility. With U.S. economic conditions generally improving, tax revenues rose for many municipalities, lessening the need for additional short-term debt issuance. As a result, the supply of securities typically held by muni money market funds continued to decline during the reporting period, pushing yields even lower in a multi-year trend for muni money market funds.
Reflecting these conditions, the Securities Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—ranged between approximately 0.02% and 0.11%, finishing the period near the middle of this range.
Performance, Positioning, and Strategies.  The investment adviser continued to focus on safety and high credit quality, while generally maintaining a longer weighted average maturity (WAM) than many of the fund’s peers. In general, fluctuations in the fund’s WAM reflected the limited supply and intermittent issuance schedule of New Jersey securities with characteristics sought by the investment adviser. In response to credit downgrades for many state-level entities, the fund’s investment adviser remained cautious regarding underlying fundamentals and thus reduced exposure to these types of securities. Due in part to such limitations, the fund also held out-of-state muni securities, which enhanced the fund’s overall diversification and liquidity, and represented less than 10% of the portfolio. Reflecting these strategies, the fund’s WAM started the reporting period at 55 days and ended at 51 days.
As of 6/30/15:
Portfolio Composition By Maturity[2]
% of investments
1-7 Days	60.8%
8-30 Days	5.9%
31-60 Days	8.0%
61-90 Days	7.4%
91-180 Days	9.5%
More than 180 Days	8.4%
Total	100.0%
Statistics
Weighted Average Maturity[3]	51 Days
Credit Quality Of Holdings[4] % of portfolio	97.5% Tier 1
Credit Enhanced Securities % of portfolio	48%
Portfolio Composition by Security Type[5]
% of investments
Tender Option Bonds	14.6%
Variable Rate Demand Obligations	47.9%
Commercial Paper	11.3%
Fixed Rate Notes	26.2%
Total	100.0%
An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.
Management views and portfolio holdings may have changed since the report date.
[1]	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 5.
[2]	As shown in the Portfolio Holdings section of the shareholder report.
[3]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[4]	Tier 1 securities are rated in the highest short-term rating category by two nationally recognized statistical rating organizations (“NRSROs”), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
[5]	Portfolio Composition is calculated using the Par Value of Investments.
8Schwab New Jersey Municipal Money Fund

Performance and Fund Facts as of 6/30/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for previous 12 months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab New Jersey Municipal Money Fund
Sweep Shares
Ticker Symbol	SWJXX
Minimum Initial Investment	*
Seven-Day Yield[1]	0.01%
Seven-Day Yield–Without Contractual Expense Limitation[2]	-0.08%
Seven-Day Effective Yield[1]	0.01%
Seven-Day Taxable Equivalent Effective Yield[1,3]	0.02%
An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.
Portfolio holdings may have changed since the report date.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit the fund's total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 5.
[2]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.48% to the seven-day yield.
[3]	Taxable-equivalent effective yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.8%, and effective New Jersey state personal income tax rate of 5.08%. Your tax rate may be different.
Schwab New Jersey Municipal Money Fund9

Schwab Pennsylvania Municipal Money Fund
The Schwab Pennsylvania Municipal Money Fund (the fund) seeks the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and Pennsylvania personal income tax. To pursue its goal, the fund invests in municipal (muni) money market securities from Pennsylvania issuers and muni agencies, as well as from U.S. territories and possessions. The fund may also invest in muni money market securities of issuers located outside of Pennsylvania. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the six months ended June 30, 2015, to help the fund maintain a positive net yield.1 For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
Market Highlights.  During the six-month reporting period ended June 30, 2015, the U.S. economy continued to show signs of progress. The Federal Reserve (the Fed) left short-term interest rates at 0.00% to 0.25%, though speculation surrounding the timing of a potential rate increase later in 2015 contributed to market volatility. With U.S. economic conditions generally improving, tax revenues rose for many municipalities. Though this had a positive impact on overall credit conditions, the increased cash flow lessened the need for municipalities to issue additional short-term debt. As a result, the supply of securities typically held by muni money market funds continued to decline during the reporting period, pushing yields even lower in a multi-year trend for muni money market funds.
Reflecting these conditions, the Securities Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—ranged between approximately 0.02% and 0.11%, finishing the period near the middle of this range.
Performance, Positioning, and Strategies.  The investment adviser continued to focus on safety and high credit quality, while maintaining a longer weighted average maturity (WAM) than many of the fund’s peers. In general, WAM fluctuations reflected the limited supply of Pennsylvania muni securities with characteristics sought by the investment adviser. Due in part to such limitations, the fund also held out of-state muni securities, which enhanced the fund’s overall diversification and liquidity, and represented less than 10% of the portfolio. Reflecting these strategies, the fund’s WAM started the period at 42 days and ended the period at 31 days.
As of 6/30/15:
Portfolio Composition By Maturity[2]
% of investments
1-7 Days	80.4%
8-30 Days	3.6%
31-60 Days	3.3%
61-90 Days	2.1%
91-180 Days	4.4%
More than 180 Days	6.2%
Total	100.0%
Statistics
Weighted Average Maturity[3]	31 Days
Credit Quality Of Holdings[4] % of portfolio	100% Tier 1
Credit Enhanced Securities % of portfolio	53%
Portfolio Composition by Security Type[5]
% of investments
Tender Option Bonds	18.8%
Variable Rate Demand Obligations	54.5%
Commercial Paper	8.0%
Fixed Rate Notes	18.7%
Total	100.0%
An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.
Management views and portfolio holdings may have changed since the report date.
[1]	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 5.
[2]	As shown in the Portfolio Holdings section of the shareholder report.
[3]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[4]	Tier 1 securities are rated in the highest short-term rating category by two nationally recognized statistical rating organizations (“NRSROs”), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
[5]	Portfolio Composition is calculated using the Par Value of Investments.
10Schwab Pennsylvania Municipal Money Fund

Performance and Fund Facts as of 6/30/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for previous 12 months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Pennsylvania Municipal Money Fund
Sweep Shares
Ticker Symbol	SWEXX
Minimum Initial Investment	*
Seven-Day Yield[1]	0.01%
Seven-Day Yield–Without Contractual Expense Limitation[2]	-0.09%
Seven-Day Effective Yield[1]	0.01%
Seven-Day Taxable Equivalent Effective Yield[1,3]	0.02%
An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.
Portfolio holdings may have changed since the report date.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit the fund's total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 5.
[2]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.53% to the seven-day yield.
[3]	Taxable-equivalent effective yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.8%, and effective Pennsylvania state personal income tax rate of 1.74%. Your tax rate may be different.
Schwab Pennsylvania Municipal Money Fund11

Schwab Massachusetts Municipal Money Fund
The Schwab Massachusetts Municipal Money Fund (the fund) seeks current income that is exempt from federal income and Massachusetts personal income tax, consistent with preservation of capital and liquidity. To pursue its goal, the fund invests in municipal (muni) money market securities from Massachusetts issuers and muni agencies, as well as from U.S. territories and possessions. The fund may also invest in muni money market securities of issuers located outside of Massachusetts. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the six months ended June 30, 2015, to help the fund maintain a positive net yield.1 For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
Market Highlights.  During the six-month reporting period ended June 30, 2015, the U.S. economy continued to show signs of progress. The Federal Reserve (the Fed) left short-term interest rates at 0.00% to 0.25%, though speculation surrounding the timing of a potential rate increase later in 2015 contributed to market volatility. With U.S. economic conditions generally improving, tax revenues rose for many municipalities. Though this had a positive impact on overall credit conditions, the increased cash flow lessened the need for municipalities to issue additional short-term debt. As a result, the supply of securities typically held by muni money market funds continued to decline during the reporting period, pushing yields even lower in a multi-year trend for muni money market funds.
Reflecting these conditions, the Securities Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—ranged between approximately 0.02% and 0.11%, finishing the period near the middle of this range.
Performance, Positioning, and Strategies.  The investment adviser continued to focus on safety and high credit quality, while maintaining a longer weighted average maturity (WAM) than many of the fund’s peers. During the six-month reporting period, the fund’s WAM generally stayed in a range of approximately 41 to 53 days, reflecting the relatively limited supply of Massachusetts muni securities with characteristics sought by the investment adviser. The fund also held out of-state muni securities, which enhanced the fund’s overall diversification and liquidity, and represented less than 10% of the portfolio.
As of 6/30/15:
Portfolio Composition By Maturity[2]
% of investments
1-7 Days	64.7%
8-30 Days	2.1%
31-60 Days	11.9%
61-90 Days	3.9%
91-180 Days	10.8%
More than 180 Days	6.6%
Total	100.0%
Statistics
Weighted Average Maturity[3]	44 Days
Credit Quality Of Holdings[4] % of portfolio	97.6% Tier 1
Credit Enhanced Securities % of portfolio	41%
Portfolio Composition by Security Type[5]
% of investments
Tender Option Bonds	35.8%
Variable Rate Demand Obligations	23.7%
Commercial Paper	5.2%
Fixed Rate Notes	34.8%
Other	0.5%
Total	100.0%
An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.
Management views and portfolio holdings may have changed since the report date.
[1]	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 5.
[2]	As shown in the Portfolio Holdings section of the shareholder report.
[3]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[4]	Tier 1 securities are rated in the highest short-term rating category by two nationally recognized statistical rating organizations (“NRSROs”), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
[5]	Portfolio Composition is calculated using the Par Value of Investments.
12Schwab Massachusetts Municipal Money Fund

Performance and Fund Facts as of 6/30/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for previous 12 months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Massachusetts Municipal Money Fund
Sweep Shares
Ticker Symbol	SWDXX
Minimum Initial Investment	*
Seven-Day Yield[1]	0.01%
Seven-Day Yield–Without Contractual Expense Limitation[2]	-0.10%
Seven-Day Effective Yield[1]	0.01%
Seven-Day Taxable Equivalent Effective Yield[1,3]	0.02%
An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.
Portfolio holdings may have changed since the report date.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit the fund's total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 5.
[2]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.42% to the seven-day yield.
[3]	Taxable-equivalent effective yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.8%, and effective Massachusetts state personal income tax rate of 2.97%. Your tax rate may be different.
Schwab Massachusetts Municipal Money Fund13

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2015 and held through June 30, 2015.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 1/1/15	Ending Account Value (Net of Expenses) at 6/30/15	Expenses Paid During Period[2] 1/1/15–6/30/15
Schwab New York Municipal Money Fund
Sweep Shares
Actual Return	0.10%	$1,000.00	$ 1,000.10	$ 0.50
Hypothetical 5% Return	0.10%	$1,000.00	$1,024.30	$ 0.50
Value Advantage Shares
Actual Return	0.10%	$1,000.00	$ 1,000.10	$ 0.50
Hypothetical 5% Return	0.10%	$1,000.00	$1,024.30	$ 0.50
Schwab New Jersey Municipal Money Fund
Actual Return	0.08%	$1,000.00	$ 1,000.10	$0.40
Hypothetical 5% Return	0.08%	$1,000.00	$1,024.40	$0.40
Schwab Pennsylvania Municipal Money Fund
Actual Return	0.09%	$1,000.00	$ 1,000.10	$ 0.45
Hypothetical 5% Return	0.09%	$1,000.00	$ 1,024.35	$ 0.45
Schwab Massachusetts Municipal Money Fund
Actual Return	0.08%	$1,000.00	$ 1,000.10	$0.40
Hypothetical 5% Return	0.08%	$1,000.00	$1,024.40	$0.40

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.
14Schwab Municipal Money Funds

Schwab New York Municipal Money Fund
Financial Statements
Financial Highlights
Sweep Shares	1/1/15– 6/30/15*	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11	1/1/10– 12/31/10
Per-Share Data ($)
Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total return (%)	0.01 [3]	0.02	0.02	0.02	0.02	0.04
Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.10 [4],[5]	0.09 [5]	0.14 [5]	0.20 [5]	0.27 [5]	0.33 [5]
Gross operating expenses	0.72 [4]	0.71	0.71	0.71	0.70	0.70
Net investment income (loss)	0.01 [4]	0.01	0.01	0.01	0.01	0.01
Net assets, end of period ($ x 1,000,000)	1,540	1,758	1,692	1,793	1,624	1,545

Value Advantage Shares	1/1/15– 6/30/15*	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11	1/1/10– 12/31/10
Per-Share Data ($)
Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total return (%)	0.01 [3]	0.02	0.02	0.02	0.02	0.04
Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.10 [4],[5]	0.09 [5]	0.14 [5]	0.20 [5]	0.27 [5]	0.33 [5]
Gross operating expenses	0.59 [4]	0.58	0.58	0.58	0.57	0.57
Net investment income (loss)	0.01 [4]	0.01	0.01	0.01	0.01	0.01
Net assets, end of period ($ x 1,000,000)	230	237	267	319	399	531
*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Annualized.
5
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
See financial notes    15

Schwab New York Municipal Money Fund
Portfolio Holdings  as of June 30, 2015 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
38.0%	Fixed-Rate Securities	672,939,817	672,939,817
64.2%	Variable-Rate Securities	1,137,175,928	1,137,175,928
102.2%	Total Investments	1,810,115,745	1,810,115,745
(2.2%)	Other Assets and Liabilities, Net		(39,252,773)
100.0%	Net Assets		1,770,862,972

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Securities 38.0% of net assets
New York 38.0%
Babylon
BAN 2014		1.50%		08/01/15	4,190,000	4,194,759
Beacon
BAN Series 2015A		2.00%		05/27/16	1,000,000	1,014,682
Burnt Hills - Ballston Lake CSD
GO BAN 2015		1.50%		06/24/16	2,000,000	2,021,678
Cheektowaga-Maryvale UFSD
BAN 2015		1.75%		06/23/16	5,540,000	5,606,835
Clinton Cnty
BAN Series 2015B		1.50%		06/10/16	9,800,000	9,887,050
Columbia Cnty
BAN Series 2015A		1.25%		02/03/16	8,600,000	8,651,742
East Syracuse-Minoa CSD
BAN 2014		1.25%		10/09/15	10,000,000	10,027,452
Grand Island CSD
BAN 2014		1.50%		12/03/15	7,000,000	7,037,039
Hampton Bays UFSD
School Construction BAN 2015		1.75%		06/24/16	4,711,250	4,773,806
Ithaca
GO BAN Series 2014B		1.00%		07/31/15	1,500,000	1,501,024
Liverpool CSD
BAN 2014-2015		1.25%		10/02/15	3,000,000	3,007,736
Mamaroneck
BAN Series 2014B		1.00%		09/03/15	4,901,875	4,907,522
Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2002B2		4.00%		11/01/15	1,210,000	1,225,041
Dedicated Tax Fund Refunding Bonds Series 2011A		5.00%		11/15/15	6,750,000	6,872,447
Dedicated Tax Fund Refunding Bonds Series 2012A		4.00%		11/15/15	500,000	507,144
16    See financial notes

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Dedicated Tax Refunding Bonds Series 2008B1		3.00%		11/15/15	105,000	106,040
State Service Contract Refunding Bonds Series 2002A		5.50%		07/01/15	260,000	260,000
State Service Contract Refunding Bonds Series 2002A		5.75%		01/01/16	1,400,000	1,438,444
Transportation Revenue BAN Series 2015A		0.50%		03/01/16	4,000,000	4,007,964
Transportation Revenue BAN Series CP2B (LOC: Barclays Bank Plc)		0.09%		09/04/15	21,770,000	21,770,000
Miller Place UFSD
TAN	c	1.50%		06/27/16	11,000,000	11,107,910
Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2009A		5.00%		11/15/15	325,000	330,625
New York City
GO Bonds Fiscal 2004 Series HA		5.00%		03/01/16	150,000	154,587
GO Bonds Fiscal 2005 Series K		3.60%		08/01/15	100,000	100,277
GO Bonds Fiscal 2005 Series P		3.60%		08/01/15	100,000	100,282
GO Bonds Fiscal 2005 Series P		5.00%		08/01/15	100,000	100,404
GO Bonds Fiscal 2006 Series C		5.00%		08/01/15	1,775,000	1,782,181
GO Bonds Fiscal 2006 Series D		5.00%		08/01/15	600,000	602,405
GO Bonds Fiscal 2006 Series F1		5.00%		09/01/15	150,000	151,200
GO Bonds Fiscal 2006 Series G		5.00%		08/01/15	1,350,000	1,355,410
GO Bonds Fiscal 2006 Series I1		5.00%		04/01/16	100,000	103,478
GO Bonds Fiscal 2006 Series J1		4.00%		06/01/16	100,000	103,228
GO Bonds Fiscal 2007 Series A		4.00%		08/01/15	200,000	200,634
GO Bonds Fiscal 2007 Series A		4.50%		08/01/15	850,000	853,046
GO Bonds Fiscal 2007 Series A		5.00%		08/01/15	950,000	953,882
GO Bonds Fiscal 2007 Series C1		5.00%		01/01/16	670,000	685,535
GO Bonds Fiscal 2008 Series A1		5.00%		08/01/15	5,185,000	5,206,190
GO Bonds Fiscal 2008 Series E		5.00%		08/01/15	13,565,000	13,620,663
GO Bonds Fiscal 2008 Series G		4.00%		08/01/15	100,000	100,305
GO Bonds Fiscal 2008 Series G		5.00%		08/01/15	825,000	828,276
GO Bonds Fiscal 2008 Series H		4.00%		08/01/15	425,000	426,354
GO Bonds Fiscal 2008 Series I1		4.50%		02/01/16	265,000	271,478
GO Bonds Fiscal 2008 Series I1		5.00%		02/01/16	635,000	652,336
GO Bonds Fiscal 2008 Series J1		4.00%		08/01/15	525,000	526,666
GO Bonds Fiscal 2008 Series J1		5.00%		08/01/15	200,000	200,794
GO Bonds Fiscal 2008 Series L1		5.00%		04/01/16	465,000	480,982
GO Bonds Fiscal 2009 Series A1		4.00%		08/15/15	225,000	226,027
GO Bonds Fiscal 2009 Series B1		5.00%		09/01/15	620,000	624,988
GO Bonds Fiscal 2009 Series H1		5.00%		03/01/16	615,000	634,052
GO Bonds Fiscal 2010 Series B		3.00%		08/01/15	500,000	501,196
GO Bonds Fiscal 2010 Series C		3.00%		08/01/15	450,000	451,070
GO Bonds Fiscal 2010 Series C		5.00%		08/01/15	2,840,000	2,851,392
GO Bonds Fiscal 2010 Series E		3.00%		08/01/15	1,875,000	1,879,434
GO Bonds Fiscal 2010 Series E		5.00%		08/01/15	615,000	617,480
GO Bonds Fiscal 2010 Series H2		3.00%		06/01/16	100,000	102,282
GO Bonds Fiscal 2010 Series H2		5.00%		06/01/16	300,000	312,609
GO Bonds Fiscal 2011 Series A		3.00%		08/01/15	200,000	200,464
GO Bonds Fiscal 2011 Series A		5.00%		08/01/15	275,000	276,109
GO Bonds Fiscal 2011 Series B		4.00%		08/01/15	1,350,000	1,354,393
GO Bonds Fiscal 2011 Series B		5.00%		08/01/15	675,000	677,705
See financial notes    17

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
GO Bonds Fiscal 2011 Series E		4.00%		08/01/15	330,000	331,032
GO Bonds Fiscal 2011 Series G		3.00%		08/01/15	100,000	100,218
GO Bonds Fiscal 2011 Series G		5.00%		08/01/15	1,015,000	1,019,120
GO Bonds Fiscal 2011 Series I1		4.00%		08/01/15	2,225,000	2,232,065
GO Bonds Fiscal 2011 Series I1		5.00%		08/01/15	1,400,000	1,405,695
GO Bonds Fiscal 2012 Series B		4.00%		08/01/15	700,000	702,193
GO Bonds Fiscal 2012 Series B		5.00%		08/01/15	1,000,000	1,004,050
GO Bonds Fiscal 2012 Series E		5.00%		08/01/15	150,000	150,591
GO Bonds Fiscal 2012 Series F		3.00%		08/01/15	250,000	250,573
GO Bonds Fiscal 2012 Series F		5.00%		08/01/15	1,755,000	1,762,009
GO Bonds Fiscal 2012 Series G1		5.00%		04/01/16	140,000	144,776
GO Bonds Fiscal 2012 Series H		3.00%		08/01/15	350,000	350,801
GO Bonds Fiscal 2012 Series I		5.00%		08/01/15	5,110,000	5,131,128
GO Bonds Fiscal 2013 Series A1		5.00%		10/01/15	2,950,000	2,985,677
GO Bonds Fiscal 2013 Series B		3.00%		08/01/15	1,200,000	1,202,830
GO Bonds Fiscal 2013 Series D		4.00%		08/01/15	300,000	300,961
GO Bonds Fiscal 2013 Series E		3.00%		08/01/15	600,000	601,433
GO Bonds Fiscal 2013 Series E		5.00%		08/01/15	2,950,000	2,962,121
GO Bonds Fiscal 2013 Series F1		5.00%		03/01/16	685,000	706,259
GO Bonds Fiscal 2013 Series G		2.00%		08/01/15	125,000	125,186
GO Bonds Fiscal 2013 Series J		5.00%		08/01/15	665,000	667,652
GO Bonds Fiscal 2014 Series B		5.00%		08/01/15	1,000,000	1,004,038
New York City Housing Development Corp
Capital Fund Program RB Series 2005A (ESCROW)		5.00%		07/01/15	16,895,000	16,895,000
M/F Housing RB Series 2015C		0.15%		11/02/15	4,000,000	4,000,000
New York City Municipal Water Finance Auth
CP Series 1		0.07%		08/04/15	8,000,000	8,000,000
CP Series 1		0.08%		09/09/15	8,700,000	8,700,000
Extendible CP Series 7		0.09%	07/07/15	01/29/16	10,000,000	10,000,000
Extendible CP Series 7		0.10%	09/01/15	03/06/16	13,310,000	13,310,000
Extendible CP Series 7		0.10%	09/08/15	03/07/16	6,500,000	6,500,000
Extendible CP Series 8		0.10%	09/03/15	03/04/16	9,000,000	9,000,000
Water & Sewer System RB Fiscal 2009 Series AA		5.00%		06/15/16	1,045,000	1,091,663
Water & Sewer System RB Fiscal 2009 Series FF1		5.00%		06/15/16	210,000	219,027
Water & Sewer System RB Fiscal 2011 Series BB		4.00%		06/15/16	150,000	155,003
Water & Sewer System RB Series 2006BB		5.00%		06/15/16	105,000	109,503
New York City Transitional Finance Auth
Building Aid RB Fiscal 2007 Series S1		5.00%		07/15/15	375,000	375,663
Building Aid RB Fiscal 2008 Series S1		5.00%		01/15/16	500,000	512,545
Building Aid RB Fiscal 2009 Series S1		4.00%		07/15/15	300,000	300,435
Building Aid RB Fiscal 2009 Series S2		5.00%		07/15/15	460,000	460,833
Building Aid RB Fiscal 2009 Series S4 (LIQ: Wells Fargo & Co)	a,b	0.14%		07/09/15	16,435,000	16,435,000
Building Aid RB Fiscal 2011 Series S1A		3.00%		07/15/15	100,000	100,106
Building Aid RB Fiscal 2011 Series S1A		4.00%		07/15/15	900,000	901,300
Building Aid RB Fiscal 2012 Series S1A		2.00%		07/15/15	200,000	200,136
Building Aid RB Fiscal 2012 Series S1A		5.00%		07/15/15	100,000	100,179
Building Aid RB Fiscal 2013 Series S1		4.00%		07/15/15	1,420,000	1,422,066
Future Tax Secured Bonds Fiscal 2007 Series C1 (ESCROW)		5.00%		11/01/15	3,340,000	3,393,609
Future Tax Secured Refunding Bonds Fiscal 2006 Series A1		4.00%		11/01/15	100,000	101,242
18    See financial notes

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Future Tax Secured Refunding Bonds Fiscal 2006 Series A1		5.00%		11/01/15	1,375,000	1,397,108
Future Tax Secured Refunding Sub Bonds Fiscal 2003 Series A1		5.00%		11/01/15	560,000	568,846
Future Tax Secured Refunding Sub Bonds Fiscal 2003 Series A1 (ESCROW)		5.00%		11/01/15	10,000	10,158
Future Tax Secured Refunding Sub Bonds Fiscal 2005 Series A2		5.00%		11/01/15	1,815,000	1,843,500
Future Tax Secured Sub Bonds Fiscal 2007 Series A1		3.63%		08/01/15	250,000	250,718
Future Tax Secured Sub Bonds Fiscal 2007 Series A1		5.00%		08/01/15	1,290,000	1,295,205
Future Tax Secured Sub Bonds Fiscal 2007 Series B		4.00%		11/01/15	120,000	121,496
Future Tax Secured Sub Bonds Fiscal 2007 Series B		5.00%		11/01/15	1,225,000	1,244,503
Future Tax Secured Sub Bonds Fiscal 2010 Series C1		4.00%		08/01/15	850,000	852,692
Future Tax Secured Sub Bonds Fiscal 2010 Series D		5.00%		11/01/15	1,050,000	1,066,491
Future Tax Secured Sub Bonds Fiscal 2010 Series D (ESCROW)		5.00%		11/01/15	10,000	10,160
Future Tax Secured Sub Bonds Fiscal 2010 Series I2		4.00%		11/01/15	285,000	288,537
Future Tax Secured Sub Bonds Fiscal 2010 Series I2		5.00%		11/01/15	805,000	817,878
Future Tax Secured Sub Bonds Fiscal 2011 Series A3		4.00%		08/01/15	1,920,000	1,926,186
Future Tax Secured Sub Bonds Fiscal 2011 Series E		5.00%		11/01/15	1,925,000	1,955,547
Future Tax Secured Sub Bonds Fiscal 2012 Series A		5.00%		11/01/15	1,160,000	1,178,324
Future Tax Secured Sub Bonds Fiscal 2012 Series A (ESCROW)		5.00%		11/01/15	40,000	40,638
Future Tax Secured Sub Bonds Fiscal 2012 Series C		3.00%		11/01/15	100,000	100,910
Future Tax Secured Sub Bonds Fiscal 2013 Series A1		4.00%		08/01/15	400,000	401,277
Future Tax Secured Sub Bonds Fiscal 2013 Series B		5.00%		11/01/15	1,660,000	1,686,742
Future Tax Secured Sub Bonds Fiscal 2013 Series E		5.00%		11/01/15	100,000	101,587
Future Tax Secured Sub Bonds Fiscal 2013 Series H		4.00%		11/01/15	560,000	567,116
Future Tax Secured Sub Bonds Fiscal 2014 Series D1		2.00%		02/01/16	450,000	454,468
Future Tax Secured Sub Secured Bonds Fiscal 2010 Series C1		3.00%		08/01/15	750,000	751,776
Recovery Bonds Fiscal 2003 Series 3B1		4.00%		11/01/15	100,000	101,254
Recovery Bonds Fiscal 2003 Series 3B1		5.00%		11/01/15	100,000	101,592
New York State
GO Bonds Series 2008A		4.00%		03/01/16	100,000	102,448
GO Bonds Series 2009A		5.00%		02/15/16	260,000	267,542
GO Bonds Series 2010A		3.00%		03/01/16	495,000	503,827
GO Bonds Series 2011A		5.00%		02/15/16	100,000	102,820
GO Bonds Series 2013A		5.00%		03/01/16	1,000,000	1,031,875
GO Refunding Bonds Series 2009C		3.00%		02/01/16	890,000	903,887
New York State Dormitory Auth
Consolidated Service Contract Refunding RB Series 2007		4.00%		07/01/15	560,000	560,000
Consolidated Service Contract Refunding RB Series 2009A		4.00%		07/01/15	195,000	195,000
Consolidated Service Contract Refunding RB Series 2009A		5.00%		07/01/15	1,200,000	1,200,000
Consolidated Service Contract Refunding RB Series 2009A		4.00%		07/01/16	200,000	206,978
Consolidated Service Contract Refunding RB Series 2009A		5.00%		07/01/16	525,000	548,592
Consolidated Service Contract Refunding RB Series 2010		5.00%		07/01/16	150,000	156,728
CP (Cornell Univ)		0.08%		07/02/15	5,750,000	5,750,000
CP (Cornell Univ)		0.10%		09/02/15	11,140,000	11,140,000
Hospital Refunding RB (Wyckoff Heights Medical Center) Series 2015		2.00%		02/15/16	3,300,000	3,334,658
Mental Health Services Facilities Improvement RB Series 2009A1		5.00%		02/15/16	100,000	102,861
Mental Health Services Facilities RB Series 2007C		4.00%		08/15/15	200,000	200,907
Mental Health Services Facilities RB Series 2007D		5.00%		02/15/16	295,000	303,170
Mental Health Services Facilities RB Series 2008F		4.75%		02/15/16	250,000	256,698
See financial notes    19

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Mental Health Services Facilities RB Series 2009A1		5.00%		02/15/16	2,020,000	2,079,873
Mental Health Services Facilities RB Series 2010A		5.00%		08/15/15	2,330,000	2,343,747
RB (Columbia Univ) Series 2006A		5.00%		07/01/15	595,000	595,000
RB (Cornell Univ) Series 1990B		5.00%		07/01/15	125,000	125,000
RB (Cornell Univ) Series 2006A		4.25%		07/01/15	200,000	200,000
RB (Cornell Univ) Series 2009A		3.00%		07/01/15	125,000	125,000
RB (Cornell Univ) Series 2009A		5.00%		07/01/15	500,000	500,000
RB (Cornell Univ) Series 2009A		5.00%		07/01/16	275,000	287,280
RB (NYU) 2001 Series 1		5.50%		07/01/15	1,205,000	1,205,000
RB (NYU) Series 1998A		5.75%		07/01/15	2,360,000	2,360,000
RB (NYU) Series 2001A		5.75%		07/01/15	100,000	100,000
RB (NYU) Series 2008A		4.00%		07/01/15	590,000	590,000
RB (NYU) Series 2008B		4.00%		07/01/15	200,000	200,000
RB (NYU) Series 2008C		4.00%		07/01/15	975,000	975,000
RB (NYU) Series 2009A		4.00%		07/01/15	1,340,000	1,340,000
RB (NYU) Series 2012A		5.00%		07/01/15	2,545,000	2,545,000
RB (St. Luke's-Roosevelt Hospital Center) Series 2005 (ESCROW)		4.90%		08/15/15	12,740,000	12,812,183
State Personal Income Tax RB Series 2006B		4.00%		12/15/15	150,000	152,544
State Personal Income Tax RB Series 2006D		5.00%		03/15/16	100,000	103,220
State Personal Income Tax RB Series 2007A		4.50%		03/15/16	150,000	154,336
State Personal Income Tax RB Series 2007A		5.00%		03/15/16	200,000	206,379
State Personal Income Tax RB Series 2007C		5.00%		03/15/16	325,000	335,496
State Personal Income Tax RB Series 2008B		5.00%		03/15/16	1,005,000	1,037,691
State Personal Income Tax RB Series 2009A		4.00%		12/15/15	450,000	457,456
State Personal Income Tax RB Series 2009A		5.00%		02/15/16	425,000	437,216
State Personal Income Tax RB Series 2009D		5.00%		06/15/16	100,000	104,288
State Personal Income Tax RB Series 2009G		4.00%		03/15/16	150,000	153,774
State Personal Income Tax RB Series 2010A		5.00%		02/15/16	370,000	380,841
State Personal Income Tax RB Series 2010E		3.00%		02/15/16	100,000	101,669
State Personal Income Tax RB Series 2010E		5.00%		02/15/16	100,000	102,804
State Personal Income Tax RB Series 2011A		5.00%		03/15/16	450,000	464,762
State Personal Income Tax RB Series 2011E		5.00%		08/15/15	700,000	704,149
State Personal Income Tax RB Series 2012D		1.50%		02/15/16	150,000	151,118
State Personal Income Tax RB Series 2012D		5.00%		02/15/16	650,000	669,167
State Sales Tax RB Series 2013A		3.00%		03/15/16	1,000,000	1,019,557
New York State Environmental Facilities Corp
Clean Water & Drinking Water Revolving Funds RB Series 2003B		5.25%		12/15/15	200,000	204,469
Clean Water & Drinking Water Revolving Funds Sub RB Series 2006C		5.00%		10/15/15	450,000	456,135
Clean Water & Drinking Water Revolving Funds Sub RB Series 2007C		5.00%		06/15/16	150,000	156,522
Clean Water & Drinking Water Revolving Funds Sub RB Series 2013A		3.00%		06/15/16	160,000	163,810
State Personal Income Tax RB Series 2004A		5.25%		12/15/15	100,000	102,202
State Personal Income Tax RB Series 2006A		5.00%		12/15/15	200,000	204,303
State Personal Income Tax RB Series 2008A		5.00%		12/15/15	725,000	740,827
State Revolving Funds RB Series 2011A		3.00%		02/15/16	350,000	355,715
New York State HFA
Consolidated Service Contract Refunding RB Series 2011A		5.00%		09/15/15	1,650,000	1,665,595
State Personal Income Tax RB Series 2007C		5.00%		09/15/15	660,000	666,351
20    See financial notes

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New York State Local Government Assistance Corp
Sr Lien Refunding Bonds Series 2007A		5.00%		04/01/16	570,000	589,735
Sr Lien Refunding Bonds Series 2008A		5.00%		04/01/16	365,000	377,642
Sr Lien Refunding Bonds Series 2008C		5.00%		04/01/16	245,000	253,446
Sub Lien Refunding Bonds Series 2010A		5.00%		04/01/16	100,000	103,396
Sub Lien Refunding Bonds Series 2011A		5.00%		04/01/16	325,000	336,385
Sub Refunding Bonds Series 2010B		5.00%		04/01/16	100,000	103,400
New York State Mortgage Agency
Homeowner Mortgage RB Series 169		1.10%		10/01/15	100,000	100,162
New York State Power Auth
CP Series 1&2		0.07%		07/09/15	17,650,000	17,650,000
CP Series 1&2		0.08%		07/15/15	8,870,000	8,870,000
CP Series 1&2		0.07%		07/28/15	20,000,000	20,000,000
CP Series 1&2		0.09%		08/07/15	4,715,000	4,715,000
CP Series 1&2		0.09%		08/13/15	10,000,000	10,000,000
CP Series 1&2		0.10%		10/05/15	13,876,000	13,876,000
RB Series 2006A		5.00%		11/15/15	250,000	254,471
RB Series 2007C		5.00%		11/15/15	670,000	681,781
New York State Thruway Auth
Local Highway & Bridge Service Contract Bonds Series 2012A		5.00%		04/01/16	2,575,000	2,666,244
Second General Highway & Bridge Trust Fund Bonds Series 2006A		5.00%		04/01/16	150,000	155,109
Second General Highway & Bridge Trust Fund Bonds Series 2007A		5.00%		04/01/16	990,000	1,024,113
Second General Highway & Bridge Trust Fund Bonds Series 2008A		5.00%		04/01/16	265,000	274,120
Second General Highway & Bridge Trust Fund Bonds Series 2008B		5.00%		04/01/16	1,455,000	1,505,117
Second General Highway & Bridge Trust Fund Bonds Series 2010A		4.00%		04/01/16	125,000	128,419
Second General Highway & Bridge Trust Fund Bonds Series 2010A		5.00%		04/01/16	145,000	149,881
Second General Highway & Bridge Trust Fund Bonds Series 2012A		4.00%		04/01/16	575,000	590,677
Second General Highway & Bridge Trust Fund Refunding Bonds Series 2011A2		4.00%		04/01/16	195,000	200,180
Service Contract Bonds Series 2007		5.00%		04/01/16	275,000	284,501
State Personal Income Tax RB Series 2009A		5.00%		03/15/16	345,000	356,182
State Personal Income Tax RB Series 2010A		5.00%		03/15/16	400,000	413,003
State Personal Income Tax RB Series 2012A		5.00%		03/15/16	225,000	232,356
State Personal Income Tax Refunding RB Series 2007A		5.00%		03/15/16	250,000	258,139
New York State Tobacco Settlement Financing Corp
Asset-Backed RB Series 2011A		5.00%		06/01/16	500,000	520,763
Asset-Backed RB Series 2011B		5.00%		06/01/16	270,000	281,291
New York State Urban Development Corp
Service Contract Refunding RB Series 2005B		5.00%		01/01/16	110,000	112,558
Service Contract Refunding RB Series 2007A		5.00%		01/01/16	500,000	511,417
Service Contract Refunding RB Series 2008D		5.00%		01/01/16	4,345,000	4,448,146
Service Contract Refunding RB Series 2010A1		4.00%		01/01/16	250,000	254,495
Service Contract Refunding RB Series 2010B		5.00%		01/01/16	11,600,000	11,878,893
State Personal Income Tax RB Series 2004A2		5.50%		03/15/16	100,000	103,579
State Personal Income Tax RB Series 2007C		5.00%		03/15/16	100,000	103,328
See financial notes    21

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
State Personal Income Tax RB Series 2008A1		4.00%		12/15/15	575,000	584,852
State Personal Income Tax RB Series 2009A1		5.00%		12/15/15	650,000	663,873
State Personal Income Tax RB Series 2009C		3.00%		12/15/15	400,000	404,823
State Personal Income Tax RB Series 2009C		5.00%		12/15/15	5,205,000	5,318,084
State Personal Income Tax RB Series 2010A		5.00%		03/15/16	2,935,000	3,032,749
State Personal Income Tax RB Series 2013D		5.00%		03/15/16	685,000	707,098
Niagara Cnty
BAN 2015B		1.25%		05/12/16	9,017,615	9,088,191
North Hempstead
BAN Series 2015A		0.85%		04/06/16	22,000,000	22,101,429
North Syracuse CSD
GO BAN 2014		0.75%		08/14/15	4,899,020	4,902,052
North Tonawanda SD
School Construction BAN 2014		1.00%		09/17/15	10,385,000	10,401,045
Oceanside UFSD
TAN 2015-2016	c	2.00%		06/21/16	13,500,000	13,690,080
Owego Apalachin CSD
BAN Series 2014		1.50%		08/21/15	9,400,000	9,414,382
Port Auth of New York & New Jersey
Consolidated Bonds 142nd Series		5.00%		07/15/15	100,000	100,176
Consolidated Bonds 148th Series		5.00%		08/15/15	700,000	704,014
Consolidated Bonds 154th Series		5.00%		09/01/15	170,000	171,368
Consolidated Bonds 155th Series		2.75%		10/01/15	250,000	251,561
Consolidated Bonds 179th Series		4.00%		12/01/15	1,085,000	1,101,860
CP Series B		0.07%		08/05/15	6,135,000	6,135,000
CP Series B		0.06%		08/13/15	9,750,000	9,750,000
CP Series B		0.08%		10/07/15	2,010,000	2,010,000
CP Series B		0.08%		10/08/15	2,505,000	2,505,000
CP Series B		0.08%		11/10/15	2,610,000	2,610,000
Rochester
BAN Series 2015I		1.00%		03/16/16	18,345,000	18,446,666
Rotterdam-Mohonasen CSD
BAN 2015		2.00%		04/08/16	17,000,000	17,221,969
Schenectady City SD
BAN 2014B		1.00%		07/02/15	6,877,536	6,877,667
Sullivan Cnty
BAN 2015		1.25%		03/04/16	7,070,000	7,113,035
GO TAN 2015		1.25%		03/04/16	4,250,000	4,277,150
Tonawanda
BAN 2015		1.13%		06/09/16	7,756,482	7,776,054
BAN Series 2014		0.75%		09/03/15	5,000,000	5,004,936
Triborough Bridge & Tunnel Auth
General RB (MTA Bridges & Tunnels) Series 2008C		5.00%		11/15/15	5,640,000	5,742,607
General RB Series 2008A		4.00%		11/15/15	150,000	152,091
General RB Series 2008A		5.00%		11/15/15	1,225,000	1,246,554
General RB Series 2010A1		5.00%		11/15/15	5,300,000	5,395,509
General RB Series 2012A		5.00%		11/15/15	175,000	178,115
General RB Series 2013C		3.00%		11/15/15	2,460,000	2,485,814
General Refunding RB Series 2002B		5.25%		11/15/15	3,895,000	3,968,134
General Refunding RB Series 2011A		5.00%		01/01/16	775,000	793,122
Sub RB (MTA Bridges & Tunnels) Series 2008D		5.00%		11/15/15	400,000	406,997
Sub RB Series 2003A		5.25%		11/15/15	1,760,000	1,792,508
22    See financial notes

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Vestal
BAN 2015		1.25%		05/13/16	5,215,000	5,257,303
West Seneca
BAN 2014		1.00%		07/30/15	5,000,000	5,003,389
Total Fixed-Rate Securities
(Cost $672,939,817)						672,939,817

Variable-Rate Securities 64.2% of net assets
New York 64.2%
Amherst Development Corp
Student Housing Facility Refunding RB Series 2010B (LOC: HSBC Bank USA)		0.13%		07/07/15	5,520,000	5,520,000
Amherst IDA
Civic Facility RB (Daemen College) Series 2006B (LOC: Manufacturers & Traders Trust Co)		0.12%		07/07/15	3,375,000	3,375,000
BlackRock New York Municipal Bond Trust
Variable Rate Demand Preferred Shares Series W-7 (GTY/LIQ: Barclays Bank Plc)	a	0.15%		07/07/15	22,100,000	22,100,000
BlackRock New York Municipal Income Trust II
Variable Rate Demand Preferred Shares Series W7 (GTY/LIQ: Barclays Bank Plc)	a	0.15%		07/07/15	5,000,000	5,000,000
Colonie Local Development Corp
RB (Shaker Pointe at Carondelet) Series 2011 (LOC: Manufacturers & Traders Trust Co)		0.07%		07/07/15	10,000,000	10,000,000
RB (Shaker Pointe at Carondelet) Series 2013 (LOC: Manufacturers & Traders Trust Co)		0.07%		07/07/15	12,000,000	12,000,000
East Rochester Housing Auth
Housing RB (Park Ridge Nursing Home) Series 2008 (LOC: JPMorgan Chase Bank, NA)		0.13%		07/07/15	13,220,000	13,220,000
Franklin Cnty Civic Development Corp
RB (Alice Hyde Medical Center) Series 2013A (LOC: HSBC Bank USA)		0.07%		07/07/15	4,265,000	4,265,000
Lancaster IDA
Civic Facility RB (2000 GreenField Manor) (LOC: Manufacturers & Traders Trust Co)		0.13%		07/07/15	8,935,000	8,935,000
Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2002B1 (LOC: State Street Bank & Trust Co NA)		0.06%		07/07/15	6,525,000	6,525,000
Dedicated Tax Fund Bonds Series 2004B2 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	8,055,000	8,055,000
Dedicated Tax Fund Bonds Series 2006B (LIQ: Citibank, NA)	a	0.08%		07/07/15	5,000,000	5,000,000
Dedicated Tax Fund Bonds Series 2006B (LIQ: Citibank, NA)	a	0.09%		07/07/15	8,000,000	8,000,000
Dedicated Tax Fund Refunding Bonds Series 2012A (LIQ: Citibank, NA)	a	0.08%		07/07/15	8,000,000	8,000,000
Dedicated Tax Fund Refunding Bonds Series 2012A (LIQ: Credit Suisse AG)	a	0.07%		07/07/15	6,665,000	6,665,000
Transportation RB Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.08%		07/07/15	12,545,000	12,545,000
Transportation RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a,d	0.08%		07/07/15	29,500,000	29,500,000
Monroe Cnty IDA
Civic Facility RB Series 2004 (LOC: Manufacturers & Traders Trust Co)		0.17%		07/07/15	1,360,000	1,360,000
See financial notes    23

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2008D1 (LIQ: Bank of New York Mellon)	d	0.07%		07/07/15	15,705,000	15,705,000
Nassau Health Care Corp
Bonds Series 2009B1 (LOC: TD Bank NA)		0.07%		07/07/15	7,700,000	7,700,000
Bonds Series 2009C2 (LOC: Wells Fargo Bank, NA)		0.09%		07/07/15	505,000	505,000
New York City
GO Bonds Fiscal 2005 Series C3 (LIQ: Credit Suisse AG)	a	0.07%		07/07/15	8,700,000	8,700,000
GO Bonds Fiscal 2006 Series F4A (LOC: Sumitomo Mitsui Banking Corp)		0.07%		07/07/15	2,500,000	2,500,000
GO Bonds Fiscal 2008 Series D4 (LIQ: Bank of Montreal)		0.08%		07/07/15	7,050,000	7,050,000
GO Bonds Fiscal 2008 Series E (LIQ: State Street Bank & Trust Co NA)	a,d	0.07%		07/07/15	18,695,000	18,695,000
GO Bonds Fiscal 2008 Series L1 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	6,660,000	6,660,000
GO Bonds Fiscal 2009 Series H1 (LIQ: Morgan Stanley Bank NA)	a	0.22%		07/07/15	15,000,000	15,000,000
GO Bonds Fiscal 2009 Series I1 (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/15	3,000,000	3,000,000
GO Bonds Fiscal 2009 Series J1 (LIQ: Citibank, NA)	a	0.07%		07/07/15	23,225,000	23,225,000
GO Bonds Fiscal 2010 Series E (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	3,445,000	3,445,000
GO Bonds Fiscal 2012 Series D1 (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/15	2,500,000	2,500,000
GO Bonds Fiscal 2013 Series A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	3,750,000	3,750,000
GO Bonds Fiscal 2013 Series D&E (LIQ: Citibank, NA)	a	0.07%		07/07/15	13,500,000	13,500,000
GO Bonds Fiscal 2013 Series F1 (LIQ: Credit Suisse AG)	a	0.07%		07/07/15	7,300,000	7,300,000
GO Bonds Fiscal 2014 Series A1 (LIQ: Citibank, NA)	a	0.07%		07/07/15	8,000,000	8,000,000
GO Bonds Fiscal 2014 Series I1 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	2,635,000	2,635,000
New York City Housing Development Corp
M/F Housing RB Series 2009C1 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	8,000,000	8,000,000
M/F Housing RB Series 2014C3 (LIQ: TD Bank NA)		0.06%		07/07/15	3,800,000	3,800,000
M/F Mortgage RB (461 Dean St) Series 2012A (LOC: Bank of New York Mellon)		0.08%		07/07/15	2,600,000	2,600,000
M/F Mortgage RB (Sons of Italy Apts) Series 2008A (LOC: Mizuho Bank Ltd)		0.07%		07/07/15	6,070,000	6,070,000
New York City Municipal Water Finance Auth
Water & Sewer System RB Fiscal 2003 Series F1A (LIQ: Wells Fargo Bank, NA)		0.06%		07/07/15	5,250,000	5,250,000
Water & Sewer System RB Fiscal 2007 Series A (LIQ: Bank of America, NA)	a	0.07%		07/07/15	11,500,000	11,500,000
Water & Sewer System RB Fiscal 2009 Series DD (LIQ: Citibank, NA)	a	0.09%		07/07/15	8,125,000	8,125,000
Water & Sewer System RB Fiscal 2009 Series GG2 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	7,295,000	7,295,000
Water & Sewer System RB Fiscal 2011 Series DD1 (LIQ: TD Bank NA)		0.02%		07/01/15	2,575,000	2,575,000
Water & Sewer System RB Fiscal 2011 Series HH (LIQ: Deutsche Bank AG)	a	0.17%		07/07/15	8,700,000	8,700,000
Water & Sewer System RB Fiscal 2012 Series BB (LIQ: Royal Bank of Canada)	a	0.07%		07/07/15	10,515,000	10,515,000
Water & Sewer System RB Fiscal 2013 Series CC (LIQ: Barclays Bank Plc)	a	0.11%		07/07/15	11,330,000	11,330,000
Water & Sewer System Second General Resolution RB Fiscal 2012 Series FF (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	19,640,000	19,640,000
24    See financial notes

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Water & Sewer System Second General Resolution RB Fiscal 2011 Series EE (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/15	6,175,000	6,175,000
Water & Sewer System Second General Resolution RB Fiscal 2012 Series BB (LIQ: Barclays Bank Plc)	a	0.11%		07/07/15	2,000,000	2,000,000
Water & Sewer System Second General Resolution RB Fiscal 2014 Series DD (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	4,000,000	4,000,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2007 Series S1 (LIQ: Citibank, NA)	a	0.08%		07/01/15	8,850,000	8,850,000
Building Aid RB Fiscal 2008 Series S1 (LIQ: Citibank, NA)	a	0.08%		07/07/15	6,000,000	6,000,000
Building Aid RB Fiscal 2015 Series S1 (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/15	4,000,000	4,000,000
Building Aid RB Fiscal 2015 Series S2 (LIQ: Toronto-Dominion Bank)	a	0.08%		07/07/15	3,000,000	3,000,000
Future Tax Secured Sub Bonds Fiscal 2007 Series B (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	3,495,000	3,495,000
Future Tax Secured Sub Bonds Fiscal 2007 Series C1 (ESCROW/LIQ: Credit Suisse AG)	a	0.07%		07/07/15	6,000,000	6,000,000
Future Tax Secured Sub Bonds Fiscal 2010 Series A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	11,000,000	11,000,000
Future Tax Secured Sub Bonds Fiscal 2011 Series D1 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	3,750,000	3,750,000
Future Tax Secured Sub Bonds Fiscal 2012 Series E1 (LIQ: Royal Bank of Canada)	a	0.07%		07/07/15	4,835,000	4,835,000
Future Tax Secured Sub Bonds Fiscal 2012 Series F1 (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/15	10,900,000	10,900,000
Future Tax Secured Sub Bonds Fiscal 2013 Series F1 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	3,240,000	3,240,000
Future Tax Secured Sub Bonds Fiscal 2014 Series A1 (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/15	5,780,000	5,780,000
Future Tax Secured Sub Bonds Fiscal 2014 Series B3 (LIQ: Barclays Bank Plc)		0.03%		07/01/15	5,965,000	5,965,000
Future Tax Secured Sub Bonds Fiscal 2015 Series A1 (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/15	2,000,000	2,000,000
Future Tax Secured Sub Bonds Fiscal 2015 Series E3 (LIQ: JPMorgan Chase Bank, NA)		0.03%		07/01/15	2,000,000	2,000,000
New York City Trust for Cultural Resources
Refunding RB (American Museum of Natural History) Series 2014B1		0.11%	07/02/15	02/26/16	17,225,000	17,225,000
Refunding RB (American Museum of Natural History) Series 2014B2		0.08%	07/02/15	12/04/15	13,490,000	13,490,000
New York Convention Center Development Corp
RB Series 2005 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Credit Suisse AG)	a	0.07%		07/07/15	20,900,000	20,900,000
New York Liberty Development Corp
Liberty RB (1 World Trade Center) Series 2011 (LIQ: JPMorgan Chase Bank, NA)	a	0.09%		07/07/15	6,015,000	6,015,000
New York State Dormitory Auth
Insured RB (St. John's Univ) Series 2007C (GTY/LIQ: State Street Bank & Trust Co NA)	a,d	0.07%		07/07/15	26,020,000	26,020,000
RB (Catholic Health) Series 2006B (LOC: HSBC Bank USA)		0.07%		07/07/15	7,710,000	7,710,000
RB (Columbia Univ) Series 2006A (LIQ: Citibank, NA)	a	0.08%		07/07/15	8,535,000	8,535,000
RB (Columbia Univ) Series 2008A (LIQ: Branch Banking & Trust Co)	a	0.07%		07/07/15	6,000,000	6,000,000
RB (Cornell Univ) Series 2000B		0.07%		07/07/15	13,600,000	13,600,000
RB (Cornell Univ) Series 2006A (LIQ: Bank of America, NA)	a	0.10%		07/07/15	9,865,000	9,865,000
See financial notes    25

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Culinary Institute of America) Series 2004C (LOC: TD Bank NA)		0.06%		07/07/15	12,800,000	12,800,000
RB (Culinary Institute of America) Series 2004D (LOC: TD Bank NA)		0.06%		07/07/15	5,600,000	5,600,000
RB (Culinary Institute of America) Series 2006 (LOC: TD Bank NA)		0.06%		07/07/15	3,225,000	3,225,000
RB (NYU) Series 2009A (LIQ: Citibank, NA)	a	0.08%		07/07/15	9,900,000	9,900,000
State Personal Income Tax RB Series 2006C (ESCROW/LIQ: Citibank, NA)	a	0.08%		07/07/15	25,500,000	25,500,000
State Personal Income Tax RB Series 2010F (LIQ: Bank of America, NA)	a	0.10%		07/07/15	5,000,000	5,000,000
State Personal Income Tax RB Series 2011A (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/15	5,935,000	5,935,000
State Personal Income Tax RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	2,000,000	2,000,000
State Personal Income Tax RB Series 2014C (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	8,000,000	8,000,000
State Sales Tax RB Series 2014A (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/15	3,300,000	3,300,000
New York State Environmental Facilities Corp
Clean Water & Drinking Water Revolving Funds RB Series 2010C (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	6,600,000	6,600,000
Clean Water & Drinking Water Revolving Funds Sub RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	2,500,000	2,500,000
New York State HFA
Housing (Navy Pier Court) RB Series 2014A (LOC: PNC Bank NA)		0.06%		07/07/15	5,000,000	5,000,000
Housing RB (10 Liberty St) Series 2003A (LOC: Freddie Mac)		0.05%		07/07/15	5,500,000	5,500,000
Housing RB (100 Maiden Lane) Series 2004A (LOC: Fannie Mae)	d	0.08%		07/07/15	66,175,000	66,175,000
Housing RB (2180 Broadway) Series 2011A (LOC: Wells Fargo Bank, NA)		0.05%		07/07/15	27,500,000	27,500,000
Housing RB (33 Bond St) Series 2014A (LOC: Manufacturers & Traders Trust Co)		0.07%		07/07/15	6,900,000	6,900,000
Housing RB (600 W 42nd St) Series 2008A (LOC: Fannie Mae)		0.08%		07/07/15	21,300,000	21,300,000
Housing RB (625 W 57th St) Series 2014A (LOC: Bank of New York Mellon)		0.06%		07/07/15	13,200,000	13,200,000
Housing RB (Rip Van Winkle House) Series 2004A (LOC: Freddie Mac)		0.11%		07/07/15	10,700,000	10,700,000
Housing RB (Riverside Center 2) Series 2015A1 (LOC: Bank of America, NA)		0.07%		07/07/15	10,000,000	10,000,000
Housing RB (Riverside Center 2) Series 2015A2 (LOC: Bank of America, NA)		0.05%		07/07/15	5,200,000	5,200,000
Housing RB Series 2006A (LOC: Fannie Mae)		0.12%		07/07/15	10,900,000	10,900,000
New York State Mortgage Agency
Homeowner Mortgage RB Series 132 (LIQ: Royal Bank of Canada)		0.06%		07/01/15	9,800,000	9,800,000
Homeowner Mortgage RB Series 144 (LIQ: JPMorgan Chase Bank, NA)		0.04%		07/01/15	3,400,000	3,400,000
Homeowner Mortgage RB Series 147 (LIQ: JPMorgan Chase Bank, NA)		0.10%		07/07/15	15,420,000	15,420,000
Homeowner Mortgage RB Series 153 (LIQ: Barclays Bank Plc)		0.10%		07/07/15	9,000,000	9,000,000
New York State Thruway Auth
General RB Series H (GTY/LIQ: US Bank, NA)	a	0.07%		07/07/15	19,260,000	19,260,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2004A3C (LIQ: JPMorgan Chase Bank, NA)		0.10%		07/07/15	9,700,000	9,700,000
State Personal Income Tax RB Series 2007B (LIQ: Barclays Bank Plc)	a	0.11%		07/07/15	6,500,000	6,500,000
26    See financial notes

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
State Personal Income Tax RB Series 2009A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	4,995,000	4,995,000
State Personal Income Tax RB Series 2013A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	7,700,000	7,700,000
State Personal Income Tax RB Series 2014A (LIQ: JPMorgan Chase Bank, NA)	a	0.12%		07/07/15	7,500,000	7,500,000
Port Auth of New York & New Jersey
Consolidated Bonds 144th Series (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	750,000	750,000
Consolidated Bonds 148th Series (LIQ: Citibank, NA)	a	0.08%		07/07/15	5,540,000	5,540,000
Consolidated Bonds 148th Series (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/15	13,000,000	13,000,000
Consolidated Bonds 179th Series (LIQ: Citibank, NA)	a	0.08%		07/07/15	2,580,000	2,580,000
Rockland Cnty IDA
RB (Northern Riverview) Series 1999 (LOC: Manufacturers & Traders Trust Co)		0.17%		07/07/15	7,365,000	7,365,000
Sales Tax Asset Receivable Corp
Sales Tax Asset RB Fiscal 2015 Series A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	3,140,000	3,140,000
Suffolk County IDA
Civic Facility RB (Guide Dog Foundation for the Blind) Series 2001 (LOC: JPMorgan Chase Bank, NA)		0.11%		07/07/15	3,240,000	3,240,000
Syracuse IDA
Civic Facility Refunding RB (Crouse Health) Series 2003A (LOC: HSBC Bank USA)		0.07%		07/07/15	6,815,000	6,815,000
Triborough Bridge & Tunnel Auth
General RB Series 2003B1 (LOC: PNC Bank NA)		0.08%		07/07/15	3,000,000	3,000,000
General RB Series 2008C (LIQ: Bank of America, NA)	a	0.12%		07/07/15	3,000,000	3,000,000
General RB Series 2009A2 (LIQ: Credit Suisse AG)	a	0.07%		07/07/15	6,500,000	6,500,000
General RB Series 2013C (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/15	6,665,000	6,665,000
General Refunding RB Series 2005B2 (LOC: Wells Fargo Bank, NA)		0.02%		07/01/15	1,000,000	1,000,000
Sub RB (MTA Bridge & Tunnels) Series 2000ABCD2	d	0.24%	07/02/15	01/01/16	29,200,000	29,215,928
Utility Debt Securitization Auth
Restructuring Bonds Series 2013TE (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	3,355,000	3,355,000
Restructuring Bonds Series 2013TE17 (LIQ: Royal Bank of Canada)	a	0.07%		07/07/15	6,650,000	6,650,000
Restructuring Bonds Series 2013TE17 (LIQ: State Street Bank & Trust Co NA)	a	0.07%		07/07/15	21,665,000	21,665,000
Total Variable-Rate Securities
(Cost $1,137,175,928)						1,137,175,928

End of Investments.

At 06/30/15, the tax basis cost of the fund's investments was $1,810,115,745.
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $672,710,000 or 38.0% of net assets.
b	Illiquid security. At the period end, the value of these amounted to $16,435,000 or 0.9% of net assets.
c	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
d	All or a portion of this security is designated as collateral for delayed-delivery securities.

See financial notes    27

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued
BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
ULT —	Unlimited tax
USD —	Unified school district

At June 30, 2015, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2015. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
28    See financial notes

Schwab New York Municipal Money Fund
Statement of
Assets and Liabilities
As of June 30, 2015; unaudited
Assets
Investments, at cost and value (Note 2a)		$1,810,115,745
Cash		203,095
Receivables:
Interest		4,870,805
Prepaid expenses	+	7,800
Total assets		1,815,197,445
Liabilities
Payables:
Investments bought		18,801,192
Investments bought - Delayed delivery		24,797,990
Investment adviser and administrator fees		43,100
Fund shares redeemed		556,726
Distributions to shareholders		7,362
Accrued expenses	+	128,103
Total liabilities		44,334,473
Net Assets
Total assets		1,815,197,445
Total liabilities	–	44,334,473
Net assets		$1,770,862,972
Net Assets by Source
Capital received from investors		1,770,634,849
Net realized capital gains		228,123

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Sweep Shares	$1,540,490,637		1,538,570,045		$1.00
Value Advantage Shares	$230,372,335		230,085,621		$1.00

See financial notes    29

Schwab New York Municipal Money Fund
Statement of
Operations
For the period January 1, 2015 through June 30, 2015; unaudited
Investment Income
Interest		$980,355
Expenses
Investment adviser and administrator fees		3,119,722
Shareholder service fees:
Sweep Shares		2,846,133
Value Advantage Shares		253,534
Proxy fees		112,611
Portfolio accounting fees		70,382
Professional fees		31,448
Custodian fees		23,285
Shareholder reports		23,266
Transfer agent fees		20,346
Registration fees		16,952
Independent trustees' fees		16,486
Interest expense		754
Other expenses	+	17,462
Total expenses		6,552,381
Expense reduction by CSIM and its affiliates	–	5,664,768
Net expenses	–	887,613
Net investment income		92,742
Realized Gains (Losses)
Net realized gains on investments		228,123
Increase in net assets resulting from operations		$320,865
30    See financial notes

Schwab New York Municipal Money Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/15-6/30/15		1/1/14-12/31/14
Net investment income		$92,742	$192,676
Net realized gains	+	228,123	510,620
Increase in net assets from operations		320,865	703,296
Distributions to Shareholders
Distributions from net investment income
Sweep Shares		(81,230)	(167,354)
Value Advantage Shares	+	(11,512)	(25,322)
Total distributions from net investment income		(92,742)	(192,676)
Distributions from net realized gains
Sweep Shares		—	(198,594)
Value Advantage Shares	+	—	(26,758)
Total distributions from net realized gains		—	(225,352)
Total distributions		(92,742)	(418,028)
Transactions in Fund Shares*
Shares Sold
Sweep Shares		1,966,489,725	4,345,941,677
Value Advantage Shares	+	23,066,331	44,816,106
Total shares sold		1,989,556,056	4,390,757,783
Shares Reinvested
Sweep Shares		73,242	362,259
Value Advantage Shares	+	9,819	48,221
Total shares reinvested		83,061	410,480
Shares Redeemed
Sweep Shares		(2,183,967,086)	(4,280,963,305)
Value Advantage Shares	+	(29,475,101)	(74,741,139)
Total shares redeemed		(2,213,442,187)	(4,355,704,444)
Net transactions in fund shares		(223,803,070)	35,463,819
Net Assets
Beginning of period		1,994,437,919	1,958,688,832
Total increase or decrease	+	(223,574,947)	35,749,087
End of period		$1,770,862,972	$1,994,437,919
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes    31

Schwab New Jersey Municipal Money Fund
Financial Statements
Financial Highlights
	1/1/15– 6/30/15*	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11	1/1/10– 12/31/10
Per-Share Data ($)
Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total return (%)	0.01 [3]	0.02	0.01	0.01	0.02	0.02
Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.08 [4],[5]	0.09 [5]	0.15 [5]	0.21 [5]	0.26 [5]	0.33 [5]
Gross operating expenses	0.76 [4]	0.74	0.74	0.74	0.74	0.73
Net investment income (loss)	0.01 [4]	0.01	0.01	0.01	0.01	0.01
Net assets, end of period ($ x 1,000,000)	593	607	622	635	596	635

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Annualized.
5
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
32    See financial notes

Schwab New Jersey Municipal Money Fund
Portfolio Holdings  as of June 30, 2015 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
39.6%	Fixed-Rate Securities	234,474,052	234,474,052
60.4%	Variable-Rate Securities	358,250,000	358,250,000
100.0%	Total Investments	592,724,052	592,724,052
(0.0%)	Other Assets and Liabilities, Net		(147,929)
100.0%	Net Assets		592,576,123

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Securities 39.6% of net assets
New Jersey 38.7%
Bergen Cnty
BAN		1.25%		12/23/15	940,000	944,858
Bernards Township Board of Education
School Bonds Series 2005 (ESCROW)		5.00%		07/15/15	8,358,000	8,373,585
Bloomfield Township
BAN		1.25%		01/15/16	2,156,556	2,166,691
Burlington Cnty Bridge Commission
Bridge System RB Series 2013		3.00%		10/01/15	550,000	553,734
Cnty Guaranteed Pooled Loan RB Series 2013A		3.00%		12/01/15	1,245,000	1,259,658
East Brunswick
BAN		1.00%		03/18/16	9,000,000	9,046,980
Edgewater
GO Notes		1.00%		07/24/15	6,490,000	6,493,326
Elizabeth
BAN Series 2015		1.25%		04/08/16	2,350,000	2,367,866
Englewood
BAN Series 2015A		1.25%		04/08/16	5,000,000	5,038,785
Hudson Cnty
GO Bonds Series 2006		4.25%		09/01/15	180,000	181,186
Hudson Cnty Improvement Auth
Cnty-Guaranteed Pooled Notes Series 2014 U1A		1.25%		07/15/15	1,299,000	1,299,508
Cnty-Guaranteed Pooled Notes Series 2014V1		1.00%		11/25/15	8,000,000	8,022,457
Cnty-Guaranteed Pooled Notes Series 2015X1A	c	2.00%		07/06/16	1,300,000	1,319,396
Livingston Township
BAN		1.00%		02/01/16	1,500,000	1,506,742
Middlesex Cnty
BAN		1.25%		06/03/16	7,000,000	7,062,812
GO Refunding Bonds Series 2010		4.00%		12/15/15	220,000	223,714
See financial notes    33

Schwab New Jersey Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Middlesex Cnty Improvement Auth
Capital Equipment & Improvement RB Series 2012		3.00%		09/15/15	375,000	377,107
Capital Equipment & Improvement RB Series 2010		3.00%		09/15/15	1,055,000	1,061,014
Capital Equipment & Improvement RB Series 2013		3.00%		10/15/15	995,000	1,003,055
Cnty Guaranteed Refunding RB Series 2010		3.00%		09/15/15	200,000	201,143
Cnty-Guaranteed Capital Equipment RB Series 2014		1.50%		09/15/15	1,260,000	1,263,376
Monmouth Cnty
Open Space Refunding Bonds Series 2015		0.35%		07/15/15	150,000	150,000
Refunding Bonds Series 2015		0.35%		07/15/15	545,000	545,000
Monmouth Cnty Improvement Auth
Capital Equipment Pooled Lease RB Series 2013		4.00%		10/01/15	400,000	403,693
Governmental Pooled Loan Refunding RB Series 2015		1.50%		02/01/16	865,000	871,042
New Jersey Economic Development Auth
Cigarette Tax RB Series 2004 (ESCROW)		5.50%		06/15/16	5,500,000	5,771,829
School Facilities Construction Refunding Bonds 2011 Series EE (ESCROW)		5.00%		09/01/15	1,100,000	1,109,176
School Facilities Construction Refunding Bonds Series 2005K (ESCROW)		5.25%		12/15/15	4,450,000	4,552,236
School Facilities Construction Refunding Bonds Series 2005N1 (ESCROW)		5.00%		09/01/15	14,000,000	14,116,100
School Facilities Construction Refunding Bonds Series 2008W (ESCROW)		5.00%		03/01/16	1,150,000	1,185,860
New Jersey Educational Facilities Auth
CP (Princeton Univ) Series 1997A		0.07%		08/05/15	30,000,000	30,000,000
RB (Princeton Univ) Series 2007E		5.00%		07/01/15	200,000	200,000
Refunding RB (Princeton Univ) Series 2008K		5.00%		07/01/15	700,000	700,000
New Jersey Health Care Facilities Financing Auth
Health System RB (Catholic Health East) Series 2010		5.00%		11/15/15	1,090,000	1,109,040
New Jersey Transit Corp
Sub COP Series 2005A (ESCROW)		4.00%		09/15/15	1,690,000	1,703,735
Sub COP Series 2005A (ESCROW)		5.00%		09/15/15	8,655,000	8,742,264
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2005B (ESCROW)		5.25%		12/15/15	7,850,000	8,029,566
Transportation System Bonds Series 2005B&2006A (GTY/LIQ: Wells Fargo Bank, NA)	a,b	0.15%		07/09/15	11,470,000	11,470,000
North Bergen Township
BAN		1.25%		04/01/16	1,800,000	1,813,822
Port Auth of New York & New Jersey
Consolidated Bonds 142nd Series		5.00%		07/15/15	200,000	200,358
CP Series B		0.06%		08/13/15	1,000,000	1,000,000
CP Series B		0.06%		09/02/15	15,010,000	15,010,000
CP Series B		0.08%		10/07/15	3,500,000	3,500,000
CP Series B		0.08%		10/08/15	2,500,000	2,500,000
CP Series B		0.08%		11/05/15	12,400,000	12,400,000
CP Series B		0.08%		11/10/15	2,400,000	2,400,000
Readington Township
BAN		1.00%		08/05/15	6,305,000	6,310,172
Sea Isle City
BAN		0.75%		07/22/15	6,490,000	6,491,561
Sparta Township
BAN 2015		0.75%		10/30/15	7,839,000	7,852,981
Stafford Township
BAN		1.50%		05/13/16	5,800,000	5,852,481
34    See financial notes

Schwab New Jersey Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Summit
BAN		1.00%		10/23/15	500,400	501,712
Union Cnty
BAN		2.00%		06/24/16	5,000,000	5,081,586
Woodbridge
BAN		0.75%		08/21/15	8,000,000	8,006,019
						229,347,226
Florida 0.1%
Miami-Dade Cnty
Water & Sewer System RB Series 2008B		5.00%		10/01/15	305,000	308,523
Georgia 0.0%
Georgia
GO Refunding Bonds 2005B		5.00%		07/01/15	100,000	100,000
Hawaii 0.1%
Hawaii
GO Refunding Bonds Series 2005DG		5.00%		07/01/15	805,000	805,000
Massachusetts 0.1%
Stoneham
BAN		1.00%		10/23/15	500,000	501,246
Oregon 0.1%
Oregon State Facilities Auth
RB (Providence Health & Services) Series 2011C		5.00%		10/01/15	450,000	455,249
Tennessee 0.0%
Metropolitan Government of Nashville & Davidson Cnty
GO Bonds Series 2006B		5.00%		08/01/15	250,000	250,991
Texas 0.4%
Austin ISD
ULT GO Refunding Bonds Series 2011 (GTY: TX Permanent School Fund)		3.00%		08/01/15	300,000	300,694
Birdville ISD
ULT GO Refunding Bonds Series 2012 (GTY: TX Permanent School Fund)		0.35%		02/15/16	235,000	234,486
El Paso ISD
ULT GO Refunding Bonds Series 2011 (GTY: TX Permanent School Fund)		5.00%		08/15/15	350,000	352,043
Frisco ISD
ULT GO & Refunding Bonds Series 2007 (GTY: TX Permanent School Fund)		4.25%		08/15/15	175,000	175,854
Harris Cnty
Toll Road Sr Lien Refunding RB Series 2007A		5.00%		08/15/15	300,000	301,753
Lago Vista ISD
ULT GO Refunding Bonds Series 2015 (GTY: TX Permanent School Fund)		2.00%		08/15/15	120,000	120,243
Lovejoy ISD
ULT GO & Refunding Bonds Series 2014 (GTY: TX Permanent School Fund)		3.00%		02/15/16	225,000	228,746
See financial notes    35

Schwab New Jersey Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Pawnee ISD
ULT GO Refunding Bonds Series 2014 (GTY: TX Permanent School Fund)		0.30%		08/15/15	380,000	379,859
Rio Grande City Consolidated ISD
ULT GO Bonds Series 2006 (GTY: TX Permanent School Fund)		5.00%		08/15/15	100,000	100,576
						2,194,254
Washington 0.1%
Washington
GO Refunding Bonds Series 2007RA		5.00%		01/01/16	500,000	511,563
Total Fixed-Rate Securities
(Cost $234,474,052)						234,474,052

Variable-Rate Securities 60.4% of net assets
New Jersey 54.6%
Delaware River Port Auth
Refunding RB Series 2008A (LOC: Bank of America, NA)		0.07%		07/07/15	665,000	665,000
Refunding RB Series 2010A (LOC: Royal Bank of Canada)		0.05%		07/07/15	7,420,000	7,420,000
Refunding RB Series 2010B (LOC: Barclays Bank Plc)		0.10%		07/07/15	3,545,000	3,545,000
Refunding RB Series 2010C (LOC: Bank of New York Mellon)		0.06%		07/07/15	3,600,000	3,600,000
Gloucester Cnty Pollution Control Financing Auth
Pollution Control Refunding RB (ExxonMobil) Series 2003	d	0.01%		07/01/15	13,765,000	13,765,000
New Jersey Economic Development Auth
GO Lease RB (Rutgers Univ) Series 2013 (LIQ: Credit Suisse AG)	a	0.07%		07/07/15	4,000,000	4,000,000
Motor Vehicle Surcharge RB Series 2004A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Bank of America, NA)	a	0.12%		07/07/15	5,715,000	5,715,000
RB (Applewood Estates) Series 2005B (LOC: TD Bank NA)		0.06%		07/07/15	7,600,000	7,600,000
RB (Cooper Health) Series 2008A (LOC: TD Bank NA)		0.06%		07/07/15	6,100,000	6,100,000
RB (Princeton Day School) Series 2005 (LOC: US Bank, NA)		0.06%		07/07/15	10,000,000	10,000,000
RB (Wyckoff Family YMCA) 2003 (LOC: JPMorgan Chase Bank, NA)		0.08%		07/07/15	3,500,000	3,500,000
Refunding RB (Crane's Mill) Series 2005B (LOC: TD Bank NA)		0.06%		07/07/15	10,115,000	10,115,000
Transportation System Bonds Series 2005B&2006A & School Facilities Construction Refunding Bonds Series 2005K (GTY/LIQ: State Street Bank & Trust Co NA)	a	0.07%		07/07/15	21,395,000	21,395,000
New Jersey Health Care Facilities Financing Auth
RB (Atlantic Health) Series 2008B (LOC: Bank of America, NA)		0.05%		07/07/15	14,500,000	14,500,000
RB (Atlantic Health) Series 2008C (LOC: JPMorgan Chase Bank, NA)		0.05%		07/07/15	22,760,000	22,760,000
RB (Composite Program) Series 2003AB (LOC: Wells Fargo Bank, NA)		0.07%		07/07/15	2,500,000	2,500,000
RB (Composite Program) Series 2006A3 (LOC: JPMorgan Chase Bank, NA)		0.07%		07/07/15	3,120,000	3,120,000
RB (Composite Program) Series 2006A5 (LOC: Wells Fargo Bank, NA)	d	0.07%		07/07/15	3,000,000	3,000,000
RB (Meridian Health) Series 2003A (LOC: JPMorgan Chase Bank, NA)	d	0.05%		07/07/15	16,800,000	16,800,000
RB (RW Johnson Univ Hospital) Series 2013B (LOC: Wells Fargo Bank, NA)		0.04%		07/07/15	28,340,000	28,340,000
RB (Virtua Health) Series 2004 (LOC: Wells Fargo Bank, NA)		0.08%		07/07/15	11,545,000	11,545,000
RB Series 1985A (LOC: JPMorgan Chase Bank, NA)		0.08%		07/07/15	16,240,000	16,240,000
Refunding RB (Underwood-Memorial Hospital) Series 2008 (LOC: TD Bank NA)		0.07%		07/07/15	6,000,000	6,000,000
36    See financial notes

Schwab New Jersey Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New Jersey Housing & Mortgage Finance Agency
M/F RB Series 2008B (LOC: Bank of America, NA)		0.09%		07/07/15	8,515,000	8,515,000
S/F Housing RB Series 2008BB (LIQ: TD Bank NA)	d	0.06%		07/07/15	19,535,000	19,535,000
S/F Housing RB Series 2008BB (LIQ: TD Bank NA)		0.06%		07/07/15	9,500,000	9,500,000
New York Liberty Development Corp
Liberty RB (1 World Trade Center) Series 2011 (LIQ: Deutsche Bank AG)	a	0.21%		07/07/15	14,500,000	14,500,000
Port Auth of New York & New Jersey
Consolidated Bonds 144th Series (LIQ: Citibank, NA)	a	0.08%		07/07/15	8,740,000	8,740,000
Rutgers State Univ
GO Bonds Series 2009F (LIQ: Royal Bank of Canada)	a	0.07%		07/07/15	6,335,000	6,335,000
GO Bonds Series 2009G (LIQ: US Bank, NA)		0.02%		07/01/15	2,045,000	2,045,000
GO Bonds Series 2013L (LIQ: Bank of America, NA)	a	0.08%		07/07/15	7,700,000	7,700,000
GO Refunding Bonds Series 2002A (LIQ: TD Bank NA)		0.01%		07/01/15	10,505,000	10,505,000
GO Refunding Bonds Series 2013J (LIQ: Citibank, NA)	a	0.08%		07/07/15	6,740,000	6,740,000
Union Cnty Pollution Control Finance Auth
Refunding RB (Exxon) Series 1989		0.01%		07/01/15	750,000	750,000
Refunding RB (Exxon) Series 1994		0.01%		07/01/15	6,400,000	6,400,000
						323,490,000
California 0.2%
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004L		0.06%		07/07/15	1,195,000	1,195,000
Colorado 0.4%
Broomfield Urban Renewal Auth
Tax Increment RB Series 2005 (LOC: BNP Paribas)		0.13%		07/07/15	2,465,000	2,465,000
District of Columbia 0.2%
District of Columbia
RB (American Geophysical Union) Series 1993 (LOC: Bank of America, NA)		0.14%		07/07/15	1,435,000	1,435,000
Florida 1.3%
Orlando Utilities Commission
Utility System RB Series 2008-1 (LIQ: JPMorgan Chase Bank, NA)		0.08%		07/07/15	8,000,000	8,000,000
Georgia 3.0%
Fulton Cnty Development Auth
Airport Facility RB (FlightSafety International) Series 1999B		0.08%		07/07/15	8,150,000	8,150,000
Macon Water Auth
Water & Sewer RB Series 2012		0.08%		07/07/15	6,000,000	6,000,000
Monroe Cnty Development Auth
Pollution Control RB (GA Power) First Series 2009		0.09%		07/07/15	3,500,000	3,500,000
						17,650,000
Michigan 0.4%
Michigan State Hospital Finance Auth
RB (Trinity Health Credit Group) Series 2005F		0.05%		07/07/15	2,415,000	2,415,000
See financial notes    37

Schwab New Jersey Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Minnesota 0.3%
Rochester
Health Care Facilities RB (Mayo Clinic) Series 2008B (LIQ: Northern Trust Co)		0.05%		07/07/15	1,600,000	1,600,000
Total Variable-Rate Securities
(Cost $358,250,000)						358,250,000

End of Investments.

At 06/30/15, the tax basis cost of the fund's investments was $592,724,052.
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $86,595,000 or 14.6% of net assets.
b	Illiquid security. At the period end, the value of these amounted to $11,470,000 or 1.9% of net assets.
c	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
d	All or a portion of this security is designated as collateral for delayed-delivery securities.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
ULT —	Unlimited tax
USD —	Unified school district

At June 30, 2015, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2015. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
38    See financial notes

Schwab New Jersey Municipal Money Fund
Statement of
Assets and Liabilities
As of June 30, 2015; unaudited
Assets
Investments, at cost and value (Note 2a)		$592,724,052
Cash		55,791
Receivables:
Interest		1,221,842
Prepaid expenses	+	1,419
Total assets		594,003,104
Liabilities
Payables:
Investments bought - Delayed delivery		1,319,396
Shareholder service fees		13,954
Distributions to shareholders		2,449
Accrued expenses	+	91,182
Total liabilities		1,426,981
Net Assets
Total assets		594,003,104
Total liabilities	–	1,426,981
Net assets		$592,576,123
Net Assets by Source
Capital received from investors		592,597,048
Net realized capital losses		(20,925)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$592,576,123		591,951,827		$1.00

See financial notes    39

Schwab New Jersey Municipal Money Fund
Statement of
Operations
For the period January 1, 2015 through June 30, 2015; unaudited
Investment Income
Interest		$286,398
Expenses
Investment adviser and administrator fees		1,059,723
Shareholder service fees		1,059,723
Proxy fees		66,662
Portfolio accounting fees		45,428
Professional fees		23,845
Independent trustees' fees		14,678
Transfer agent fees		10,168
Shareholder reports		9,754
Custodian fees		8,150
Registration fees		6,197
Interest expense		254
Other expenses	+	5,938
Total expenses		2,310,520
Expense reduction by CSIM and its affiliates	–	2,054,368
Net expenses	–	256,152
Net investment income		30,246
Realized Gains (Losses)
Net realized losses on investments		(20,925)
Increase in net assets resulting from operations		$9,321
40    See financial notes

Schwab New Jersey Municipal Money Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/15-6/30/15		1/1/14-12/31/14
Net investment income		$30,246	$62,609
Net realized gains (losses)	+	(20,925)	44,219
Increase in net assets from operations		9,321	106,828
Distributions to Shareholders
Distributions from net investment income		(30,246)	(62,609)
Distributions from net realized gains	+	—	(36,066)
Total distributions		(30,246)	(98,675)
Transactions in Fund Shares*
Shares sold		616,126,449	1,233,818,749
Shares reinvested		27,223	97,241
Shares redeemed	+	(631,021,946)	(1,248,239,849)
Net transactions in fund shares		(14,868,274)	(14,323,859)
Net Assets
Beginning of period		607,465,322	621,781,028
Total decrease	+	(14,889,199)	(14,315,706)
End of period		$592,576,123	$607,465,322
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes    41

Schwab Pennsylvania Municipal Money Fund
Financial Statements
Financial Highlights
	1/1/15– 6/30/15*	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11	1/1/10– 12/31/10
Per-Share Data ($)
Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.00) [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	(0.00) [2]	(0.00) [2]	(0.00) [2]	—	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total return (%)	0.01 [3]	0.02	0.01	0.01	0.01	0.04
Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.09 [4],[5]	0.09 [5]	0.14 [5]	0.20 [5]	0.28 [5]	0.36 [5]
Gross operating expenses	0.75 [4]	0.75	0.74	0.75	0.74	0.74
Net investment income (loss)	0.01 [4]	0.01	0.01	0.01	0.01	0.01
Net assets, end of period ($ x 1,000,000)	472	542	518	552	485	465

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Annualized.
5
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
42    See financial notes

Schwab Pennsylvania Municipal Money Fund
Portfolio Holdings  as of June 30, 2015 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
27.4%	Fixed-Rate Securities	129,258,603	129,258,603
69.5%	Variable-Rate Securities	328,294,035	328,294,035
96.9%	Total Investments	457,552,638	457,552,638
3.1%	Other Assets and Liabilities, Net		14,809,709
100.0%	Net Assets		472,362,347

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Securities 27.4% of net assets
Pennsylvania 21.5%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2008B		5.00%		06/15/16	100,000	104,314
RB (Univ of Pittsburgh Medical Center) Series 2009A		4.75%		08/15/15	325,000	326,794
RB (Univ of Pittsburgh Medical Center) Series 2011A		4.00%		10/15/15	930,000	940,010
Allegheny Cnty IDA
RB (St. Joseph HS) Series 2009 (LOC: PNC Bank NA)		0.35%		12/01/15	6,000,000	6,000,000
Commonwealth of Pennsylvania
		5.00%		03/01/16	150,000	154,593
Franklin Cnty IDA
RB (Chambersburg Hospital) Series 2010 (GTY/LIQ: Wells Fargo Bank, NA)	a,b	0.14%		07/09/15	7,080,000	7,080,000
Geisinger Auth
Health System RB (Geisinger Health) Series 2011A1 (LIQ: Wells Fargo Bank, NA)	a,b	0.14%		07/09/15	4,795,000	4,795,000
Monroeville Finance Auth
RB (Univ of Pittsburgh Medical Center) Series 2012		4.00%		02/15/16	1,230,000	1,258,635
Pennsylvania
GO Bonds First Series 2005		5.00%		07/01/15	200,000	200,000
GO Bonds First Series 2007A		5.00%		11/01/15	600,000	609,716
GO Bonds First Series 2008		5.00%		05/15/16	1,010,000	1,050,186
GO Bonds First Series 2013		5.00%		04/01/16	640,000	662,412
GO Bonds Second Refunding Series 2009		5.00%		07/01/15	2,115,000	2,115,000
GO Bonds Second Series 2005		5.00%		01/01/16	1,050,000	1,074,698
GO Bonds Second Series 2007A		5.00%		08/01/15	350,000	351,421
GO Bonds Third Series 2010A		5.00%		07/15/15	630,000	631,140
GO Third Refunding Bonds Series 2004		5.38%		07/01/16	590,000	619,017
See financial notes    43

Schwab Pennsylvania Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Pennsylvania HFA
S/F Mortgage RB Series 2007-100B		4.00%		10/01/15	100,000	100,932
S/F Mortgage RB Series 2007-97B		3.90%		10/01/15	75,000	75,687
S/F Mortgage RB Series 2010-108B		2.35%		10/01/15	450,000	452,152
S/F Mortgage RB Series 2010-110A		2.95%		10/01/15	450,000	452,888
S/F Mortgage RB Series 2012-114B		1.05%		04/01/16	1,200,000	1,204,554
S/F Mortgage RB Series 2013-115A		1.00%		10/01/15	595,000	595,898
S/F Mortgage RB Series 2015-116A		0.19%		10/01/15	1,405,000	1,405,000
Pennsylvania Higher Educational Facilities Auth
RB (Univ of Pennsylvania) Series 2005B		5.25%		09/01/15	290,000	292,433
Pennsylvania Infrastructure Investment Auth
CP Series 2010A (LOC: Bank of America, NA)		0.12%		07/01/15	7,200,000	7,200,000
Pennsylvania State Univ
Refunding Bonds Series 2002		5.25%		08/15/15	200,000	201,196
Refunding Bonds Series 2009B		0.29%		06/01/16	12,500,000	12,500,000
Philadelphia
Airport Revenue CP Series B3 (LOC: Wells Fargo Bank, NA)		0.12%		09/09/15	5,200,000	5,200,000
Univ of Pittsburgh
PITT Asset Notes Series 2014		2.00%		07/22/15	4,200,000	4,204,538
Univ Bonds Series 2014B1&B2		0.10%		08/17/15	650,000	650,000
Univ Capital & Refunding Bonds Series 2007B		0.11%		08/03/15	4,000,000	4,000,000
Univ Capital & Refunding Bonds Series 2007B		0.11%		09/01/15	1,650,000	1,650,000
Univ Refunding Bonds Series 2005C		0.06%		07/01/15	18,000,000	18,000,000
Univ Refunding Bonds Series 2009A		5.00%		09/15/15	1,040,000	1,050,356
Washington Cnty Hospital Auth
Hospital RB (Washington Hospital) Series 2001B (LOC: PNC Bank NA)		0.35%		07/01/15	1,365,000	1,365,000
Hospital RB (Washington Hospital) Series 2007A (LOC: PNC Bank NA)		0.35%		07/01/15	11,995,000	11,995,077
Hospital Refunding RB (Washington Hospital) Series 2001A (ESCROW)		5.38%		07/01/15	1,000,000	1,000,000
						101,568,647
Connecticut 0.1%
Connecticut
GO Bonds Series 2006A		5.00%		12/15/15	150,000	153,237
GO Bonds Series 2010B		5.00%		12/01/15	135,000	137,581
						290,818
District of Columbia 0.2%
District of Columbia Water & Sewer Auth
Public Utility Sr Lien RB Series 2009A		5.00%		10/01/15	880,000	890,511
Florida 0.5%
Florida State Board of Education
Public Education Capital Outlay Bonds Series 2010A		5.00%		01/01/16	250,000	255,911
JEA
Electric System RB Series Three 2010D		4.00%		10/01/15	225,000	227,058
Electric System Sub RB Series 2009G		3.75%		10/01/15	100,000	100,876
Electric System Sub RB Series 2013D		3.00%		10/01/15	1,400,000	1,409,576
Tampa Bay Water
Utility System Refunding RB Series 2004		5.25%		10/01/15	400,000	405,026
						2,398,447
44    See financial notes

Schwab Pennsylvania Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Hawaii 0.7%
Hawaii
GO Refunding Bonds Series 2009DT		4.00%		11/01/15	200,000	202,521
GO Refunding Bonds Series 2013EJ		3.00%		08/01/15	2,500,000	2,505,806
GO Refunding Bonds Series 2013EJ		5.00%		08/01/15	335,000	336,351
Honolulu
GO Bonds Series 2007B		5.25%		07/01/15	505,000	505,000
						3,549,678
Illinois 0.1%
Illinois Finance Auth
RB (Trinity Health) Series 2011IL		3.00%		12/01/15	200,000	202,147
Illinois Regional Transportation Auth
GO Bonds Series 2006A		5.00%		07/01/15	400,000	400,000
						602,147
Louisiana 0.2%
Louisiana
GO Bonds Series 2012A		5.00%		08/01/15	555,000	557,236
GO Refunding Bonds Series 2010B		4.00%		11/15/15	175,000	177,440
						734,676
Massachusetts 0.1%
Stoneham
BAN		1.00%		10/23/15	500,000	501,246
Minnesota 0.2%
Mesabi East ISD No. 2711
GO Series 2014B		1.00%		08/21/15	900,000	900,814
Mississippi 0.1%
Mississippi
GO Refunding Bonds Series 2003A		5.25%		11/01/15	500,000	508,239
New York 0.0%
New York State HFA
State Personal Income Tax RB Series 2007C		5.00%		09/15/15	150,000	151,478
North Carolina 0.1%
Charlotte
GO Refunding Bonds Series 2008		5.00%		08/01/15	300,000	301,175
Ohio 0.5%
Ohio
GO Bonds Series 2008A		4.00%		09/01/15	100,000	100,629
GO Refunding Bonds Series 2009A		5.00%		09/15/15	480,000	484,650
GO Refunding Bonds Series 2009C		5.00%		08/01/15	100,000	100,400
GO Refunding Bonds Series 2011A		5.00%		09/15/15	785,000	792,657
Hospital RB (Cleveland Clinic) Series 2008A		5.00%		01/01/16	225,000	230,209
Hospital Refunding RB (Cleveland Clinic) Series 2011A		5.00%		01/01/16	650,000	665,062
						2,373,607
See financial notes    45

Schwab Pennsylvania Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
South Carolina 0.3%
South Carolina Public Service Auth
Refunding Revenue Obligations Series 2006C		5.00%		01/01/16	610,000	624,257
Refunding Revenue Obligations Series 2010B		5.00%		01/01/16	585,000	598,860
						1,223,117
Texas 1.3%
Austin ISD
ULT GO Refunding Bonds Series 2006B (GTY: TX Permanent School Fund)		5.00%		08/01/15	445,000	446,798
Dallas ISD
ULT GO Bonds Series 2006 (GTY: TX Permanent School Fund)		4.00%		08/15/15	350,000	351,625
ULT GO Refunding Bonds Series 2014A (GTY: TX Permanent School Fund)		1.00%		08/15/15	100,000	100,089
Dripping Springs ISD
ULT GO Refunding Bonds Series 2013 (GTY: TX Permanent School Fund)		1.25%		08/15/15	100,000	100,118
Frisco ISD
ULT GO Bonds Series 2006A (GTY: TX Permanent School Fund)		6.00%		08/15/15	350,000	352,440
ULT GO Refunding Bonds Series 2010 (GTY: TX Permanent School Fund)		4.00%		08/15/15	250,000	251,154
George West ISD
ULT GO Bonds Series 2015 (GTY: TX Permanent School Fund)		2.00%		02/15/16	325,000	328,229
Grapevine-Colleyville ISD
ULT GO & Refunding Bonds Series 2011 (GTY: TX Permanent School Fund)		5.00%		08/15/15	100,000	100,586
Hallettsville ISD
ULT GO Bonds Series 2014 (GTY: TX Permanent School Fund)		2.00%		08/15/15	100,000	100,213
Klein ISD
ULT GO & Refunding Bonds Series 2008A (GTY: TX Permanent School Fund)		5.00%		08/01/15	350,000	351,409
ULT GO Bonds Series 2010A (GTY: TX Permanent School Fund)		2.50%		08/01/15	150,000	150,279
ULT GO Refunding Bonds Series 2005A (GTY: TX Permanent School Fund)		3.88%		08/01/15	180,000	180,555
Livingston Independent School District, TX
ULT GO Refunding Bonds Series 2005 (GTY: TX Permanent School Fund)		3.63%		08/15/15	200,000	200,834
Mabank ISD
ULT GO & Refunding Bonds Series 2006 (GTY: TX Permanent School Fund)		4.00%		08/15/15	100,000	100,467
Manor ISD
ULT GO Bonds Series 2008 (GTY: TX Permanent School Fund)		3.50%		08/01/15	300,000	300,828
Mesquite ISD
ULT GO Bonds Series 2006 (GTY: TX Permanent School Fund)		5.00%		08/15/15	100,000	100,586
North East ISD
ULT GO Refunding Bonds Series 2014B (GTY: TX Permanent School Fund)		3.00%		02/01/16	600,000	609,513
Northside ISD
ULT GO & Refunding Bonds Series 2007 (GTY: TX Permanent School Fund)		4.00%		08/15/15	220,000	221,004
Plains ISD
ULT GO Bonds Series 2014A (GTY: TX Permanent School Fund)		2.00%		08/15/15	100,000	100,218
Round Rock ISD
ULT GO Refunding Bonds Series 2005 (GTY: TX Permanent School Fund)		5.00%		08/01/15	410,000	411,665
46    See financial notes

Schwab Pennsylvania Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
San Antonio ISD
ULT GO Refunding Bonds Series 2005 (GTY: TX Permanent School Fund)		5.25%		08/15/15	315,000	316,926
Socorro ISD
ULT GO Bonds Series 2005A (GTY: TX Permanent School Fund)		5.00%		08/15/15	150,000	150,873
Spring ISD
ULT GO & Refunding Bonds Series 2008A (GTY: TX Permanent School Fund)		3.50%		08/15/15	100,000	100,395
Texas Public Finance Auth
GO & Refunding Bonds Series 2008A		5.00%		10/01/15	450,000	455,338
United ISD
ULT GO & Refunding Bonds Series 1998 (GTY: TX Permanent School Fund)		0.31%		08/15/15	110,000	109,958
ULT GO Refunding Bonds Series 2011 (GTY: TX Permanent School Fund)		4.00%		08/15/15	100,000	100,451
Wylie ISD
ULT GO Bonds Series 2005 (GTY: TX Permanent School Fund)		0.28%		08/15/15	100,000	99,965
						6,192,516
Virginia 0.3%
Metropolitan Washington Airports Auth
Airport System RB Series 2007B		5.00%		10/01/15	300,000	303,579
Airport System Refunding RB Series 2007A		5.00%		10/01/15	950,000	961,203
						1,264,782
Washington 1.2%
Auburn SD No. 408
ULT GO & Refunding Bonds Series 2014 (GTY: Washington)		3.00%		12/01/15	100,000	101,142
Dieringer SD No. 343
ULT GO Refunding Bonds Series 2010 (GTY: Washington)		2.25%		12/01/15	100,000	100,786
Eatonville SD No. 404
ULT GO Refunding Bonds 2014 (GTY: Washington)		2.00%		12/01/15	100,000	100,719
Everett SD No. 2
ULT GO & Refunding Bonds Series 2007 (GTY: Washington)		5.63%		12/01/15	100,000	102,249
ULT GO Bonds Series 2009A (GTY: Washington)		3.00%		12/01/15	150,000	151,705
Evergreen SD No. 114
ULT GO Refunding Bonds 2010 (GTY: Washington)		4.00%		12/01/15	515,000	522,830
Federal Way SD No. 210
ULT GO Bonds 2008 (GTY: Washington)		5.00%		12/01/15	150,000	152,988
Kent SD No. 415
ULT GO Refunding Bonds Series 2012A (GTY: Washington)		4.00%		12/01/15	600,000	609,436
King Cnty
LT GO & Refunding Bonds Series 2014C		2.00%		12/01/15	175,000	176,228
Olympia SD No. 111
ULT GO Refunding Bonds Series 2005B (GTY: Washington)		5.00%		12/01/15	500,000	509,982
Ridgefield SD No. 122
ULT GO Bonds 2012 (GTY: Washington)		3.00%		12/01/15	120,000	121,367
Shoreline SD No. 412
ULT GO & Refunding Bonds 2013 (GTY: Washington)		3.00%		12/01/15	100,000	101,128
Washington
GO Bonds Series 2006A		5.00%		07/01/15	450,000	450,000
GO Bonds Series 2008C		5.00%		01/01/16	750,000	767,993
GO Refunding Bonds Series R2006A		5.00%		07/01/15	850,000	850,000
GO Refunding Bonds Series R2007C		5.00%		07/01/15	255,000	255,000
GO Refunding Bonds Series R2011A		5.00%		01/01/16	220,000	225,188
See financial notes    47

Schwab Pennsylvania Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Motor Vehicle Fuel Tax GO Bonds Series 2006B		5.00%		07/01/15	200,000	200,000
Motor Vehicle Fuel Tax GO Bonds Series 2007D		4.50%		01/01/16	100,000	102,056
Motor Vehicle Fuel Tax GO Bonds Series 2009B		5.00%		07/01/15	105,000	105,000
						5,705,797
Wisconsin 0.0%
Wisconsin
GO Refunding Bonds Series 2009-1		3.00%		11/01/15	100,000	100,908
Total Fixed-Rate Securities
(Cost $129,258,603)						129,258,603

Variable-Rate Securities 69.5% of net assets
Pennsylvania 65.3%
Adams Cnty IDA
RB (Brethren Home Community) Series 2007 (LOC: PNC Bank NA)		0.06%		07/07/15	3,520,000	3,520,000
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2010B1&B2 (GTY/LIQ: Royal Bank of Canada)	a	0.07%		07/07/15	20,000,000	20,000,000
Allegheny Cnty IDA
Health Care RB (Vincentian Collaborative) Series 2008B (LOC: PNC Bank NA)		0.08%		07/07/15	4,000,000	4,000,000
Bucks Cnty IDA
Hospital RB (Grand View Hospital) Series 2008A (LOC: TD Bank NA)		0.06%		07/07/15	6,725,000	6,725,000
Butler Cnty IDA
RB (Butler Cnty Family YMCA) Series 2005 (LOC: PNC Bank NA)		0.10%		07/07/15	3,485,000	3,485,000
Chambersburg Municipal Auth
RB (Wilson College) Series 2007 (LOC: Bank of America, NA)		0.12%		07/07/15	24,480,000	24,480,000
Cumberland Cnty Municipal Auth
RB (Presbyterian Homes) Series 1993A (LOC: Manufacturers & Traders Trust Co)		0.08%		07/07/15	2,000,000	2,000,000
Dallastown Area SD
GO Notes Series 2015		1.25%		04/15/16	5,155,000	5,192,674
Delaware Cnty IDA
Refunding RB (Covanta Energy) Series 2014A (LOC: Bank of America, NA)		0.11%		07/07/15	2,960,000	2,960,000
Water Facilities RB (Aqua Pennsylvania) Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.10%		07/07/15	315,000	315,000
Delaware River Port Auth
Refunding RB Series 2010A (LOC: Royal Bank of Canada)		0.05%		07/07/15	3,770,000	3,770,000
Erie Cnty Hospital Auth
RB (St. Vincent Health Center) Series 2010B (LOC: Manufacturers & Traders Trust Co)		0.09%		07/07/15	3,490,000	3,490,000
Fayette Cnty Hospital Auth
Hospital RB (Fayette Regional Health) Series 2007A (LOC: PNC Bank NA)		0.07%		07/07/15	1,750,000	1,750,000
Geisinger Auth
Health System RB (Geisinger Health) Series 2013B (LIQ: TD Bank NA)		0.02%		07/01/15	5,285,000	5,285,000
Indiana Cnty Hospital Auth
Hospital RB (Indiana Regional Medical Center) Series 2014B (LOC: PNC Bank NA)		0.08%		07/07/15	6,800,000	6,800,000
48    See financial notes

Schwab Pennsylvania Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Lancaster Cnty Hospital Auth
Health Center RB (Masonic Homes) Series 2008D (LOC: JPMorgan Chase Bank, NA)		0.03%		07/01/15	4,655,000	4,655,000
RB (Landis Homes Retirement Community) Series 2002 (LOC: Manufacturers & Traders Trust Co)		0.12%		07/07/15	3,825,000	3,825,000
RB (Landis Homes Retirement Community) Series 2009 (LOC: Manufacturers & Traders Trust Co)		0.12%		07/07/15	11,285,000	11,285,000
Luzerne Cnty Convention Center Auth
Hotel Room Rental Tax RB Series 2012 (LOC: PNC Bank NA)		0.08%		07/07/15	3,900,000	3,900,000
North Hampton Cnty
RB (Binney & Smith) Series 1997A (LOC: JPMorgan Chase Bank, NA)		0.21%		07/07/15	7,500,000	7,500,000
Owen J. Roberts SD
GO Notes Series 2006 (LIQ: JPMorgan Chase Bank, NA)	a	0.09%		07/07/15	3,000,000	3,000,000
Pennsylvania
GO Bonds First Series 2014 (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/15	3,500,000	3,500,000
GO Bonds Second Series 2007A (LIQ: Branch Banking & Trust Co)	a	0.08%		07/07/15	3,500,000	3,500,000
GO Refunding Bonds Third Series 2004 (LIQ: State Street Bank & Trust Co NA)	a	0.07%		07/07/15	11,000,000	11,000,000
Pennsylvania Economic Development Financing Auth
Unemployment Compensation RB Series 2012C (LOC: PNC Bank NA)		0.08%		07/07/15	245,000	245,000
Pennsylvania HFA
S/F Mortgage RB Series 2002-75A (LIQ: Royal Bank of Canada)		0.07%		07/07/15	10,000,000	10,000,000
S/F Mortgage RB Series 2003-79B (LIQ: Royal Bank of Canada)		0.07%		07/07/15	2,000,000	2,000,000
S/F Mortgage RB Series 2004-81C (LIQ: Royal Bank of Canada)		0.07%		07/07/15	8,000,000	8,000,000
S/F Mortgage RB Series 2004-83B (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.08%		07/07/15	3,335,000	3,335,000
S/F Mortgage RB Series 2005-88B (LIQ: TD Bank NA)		0.09%		07/07/15	6,045,000	6,045,000
S/F Mortgage RB Series 2005-88C (LIQ: TD Bank NA)		0.09%		07/07/15	1,400,000	1,400,000
S/F Mortgage RB Series 2005-91B (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.09%		07/07/15	14,500,000	14,500,000
S/F Mortgage RB Series 2006-93,94&95A, 2007-97&98A (LIQ: Morgan Stanley Bank NA)	a	0.14%		07/07/15	191,361	191,361
S/F Mortgage RB Series 2006-93B (LIQ: Sumitomo Mitsui Banking Corp)		0.08%		07/07/15	4,915,000	4,915,000
S/F Mortgage RB Series 2013-115A (LIQ: JPMorgan Chase Bank, NA)	a	0.12%		07/07/15	4,510,000	4,510,000
Pennsylvania Higher Educational Facilities Auth
RB (Assoc of Indep Colleges & Univs of PA) Series 2001-I1 (LOC: Manufacturers & Traders Trust Co)		0.10%		07/07/15	5,500,000	5,500,000
RB (Drexel Univ) Second Series 2000 (LOC: JPMorgan Chase Bank, NA)		0.06%		07/07/15	3,500,000	3,500,000
Pennsylvania State Turnpike Commission
Registration Fee Refunding RB Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.07%		07/07/15	6,905,000	6,905,000
Pennsylvania State Univ
Bonds Series 2007A (GTY/LIQ: US Bank, NA)	a	0.08%		07/07/15	13,985,000	13,985,000
Philadelphia
Airport Refunding RB Series 2005C2 (LOC: Royal Bank of Canada)		0.09%		07/07/15	8,775,000	8,775,000
Philadelphia IDA
Lease Refunding RB Series 2007B2 (LOC: TD Bank NA)		0.06%		07/07/15	4,645,000	4,645,000
Philadelphia Municipal Auth
Lease RB Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.09%		07/07/15	6,505,000	6,505,000
See financial notes    49

Schwab Pennsylvania Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Philadelphia SD
GO Refunding Bonds Series 2009C (LOC: TD Bank NA)		0.06%		07/07/15	4,475,000	4,475,000
GO Refunding Bonds Series 2010F (LOC: Barclays Bank Plc)		0.09%		07/07/15	2,200,000	2,200,000
St. Mary Hospital Auth
Health System RB (Catholic Health East) Series 2012B		0.04%		07/07/15	17,000,000	17,000,000
Univ of Pittsburgh
Univ Bonds Series 2009B (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	500,000	500,000
Upper St. Clair Township
GO Bonds Series 2008 (LIQ: Bank of New York Mellon)		0.11%		07/07/15	11,620,000	11,620,000
Washington Cnty Auth
Refunding RB (Univ of Pennsylvania) Series 2004		0.04%		07/07/15	18,250,000	18,250,000
Washington Cnty Hospital Auth
Hospital RB (Monongahela Valley) Series 2011A (LOC: PNC Bank NA)		0.08%		07/07/15	2,000,000	2,000,000
Hospital RB (Washington Hospital) Series 2008A (LOC: PNC Bank NA)		0.08%		07/07/15	1,640,000	1,640,000
						308,579,035
Alabama 0.6%
Birmingham IDB
RB (Culton Properties) Series 2009A (LOC: Federal Home Loan Bank)		0.14%		07/07/15	980,000	980,000
Lake Martin IDA
RB (Great Southern Properties) Series 2011 (LOC: Comerica Bank)		0.15%		07/07/15	1,635,000	1,635,000
						2,615,000
California 0.0%
Sacramento Cnty Housing Auth
M/F Housing RB (Sierra Sunrise Sr Apts) Series 2004D (LOC: Citibank, NA)		0.08%		07/07/15	100,000	100,000
Florida 0.2%
Polk Cnty IDA
RB (Tremron Lakeland) Series 2011 (LOC: Branch Banking & Trust Co)		0.13%		07/07/15	1,100,000	1,100,000
North Carolina 0.2%
North Carolina Ports Auth
Exempt Facility RB (Wilmington Bulk) Series 2001A (LOC: Branch Banking & Trust Co)		0.13%		07/07/15	900,000	900,000
Texas 0.5%
Capital IDC
Solid Waste Disposal RB (Texas Disposal Systems) Series 2001 (LOC: MUFG Union Bank, NA)		0.13%		07/07/15	1,500,000	1,500,000
Gulf Coast Waste Disposal Auth
Environmental Facilities RB (ExxonMobil) Series 2000		0.02%		07/01/15	800,000	800,000
						2,300,000
Other Investments 2.7%
Nuveen Ohio Quality Income Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Royal Bank of Canada)	a	0.16%		07/07/15	4,200,000	4,200,000
50    See financial notes

Schwab Pennsylvania Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Nuveen Pennsylvania Investment Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 3 (GTY/LIQ: Royal Bank of Canada)	a	0.17%		07/07/15	8,500,000	8,500,000
						12,700,000
Total Variable-Rate Securities
(Cost $328,294,035)						328,294,035

End of Investments.

At 06/30/15, the tax basis cost of the fund's investments was $457,552,638.
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $98,486,361 or 20.8% of net assets.
b	Illiquid security. At the period end, the value of these amounted to $11,875,000 or 2.5% of net assets.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
ULT —	Unlimited tax
USD —	Unified school district

At June 30, 2015, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2015. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
See financial notes    51

Schwab Pennsylvania Municipal Money Fund
Statement of
Assets and Liabilities
As of June 30, 2015; unaudited
Assets
Investments, at cost and value (Note 2a)		$457,552,638
Cash		15,607,792
Receivables:
Interest		772,126
Prepaid expenses	+	369
Total assets		473,932,925
Liabilities
Payables:
Investments bought		1,530,071
Shareholder service fees		5,800
Distributions to shareholders		1,894
Accrued expenses	+	32,813
Total liabilities		1,570,578
Net Assets
Total assets		473,932,925
Total liabilities	–	1,570,578
Net assets		$472,362,347
Net Assets by Source
Capital received from investors		472,352,028
Net realized capital gains		10,319

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$472,362,347		472,044,223		$1.00

52    See financial notes

Schwab Pennsylvania Municipal Money Fund
Statement of
Operations
For the period January 1, 2015 through June 30, 2015; unaudited
Investment Income
Interest		$245,476
Expenses
Investment adviser and administrator fees		853,254
Shareholder service fees		853,254
Portfolio accounting fees		48,187
Professional fees		19,549
Independent trustees' fees		14,516
Transfer agent fees		10,163
Shareholder reports		8,861
Custodian fees		7,830
Registration fees		5,762
Interest expense		737
Other expenses	+	4,785
Total expenses		1,826,898
Expense reduction by CSIM and its affiliates	–	1,605,785
Net expenses	–	221,113
Net investment income		24,363
Realized Gains (Losses)
Net realized gains on investments		10,319
Increase in net assets resulting from operations		$34,682
See financial notes    53

Schwab Pennsylvania Municipal Money Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/15-6/30/15		1/1/14-12/31/14
Net investment income		$24,363	$49,673
Net realized gains	+	10,319	106,585
Increase in net assets from operations		34,682	156,258
Distributions to Shareholders
Distributions from net investment income		(24,363)	(49,673)
Distributions from net realized gains	+	—	(58,563)
Total distributions		(24,363)	(108,236)
Transactions in Fund Shares*
Shares sold		599,681,736	1,282,336,710
Shares reinvested		21,750	106,551
Shares redeemed	+	(669,173,074)	(1,258,408,119)
Net transactions in fund shares		(69,469,588)	24,035,142
Net Assets
Beginning of period		541,821,616	517,738,452
Total increase or decrease	+	(69,459,269)	24,083,164
End of period		$472,362,347	$541,821,616
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
54    See financial notes

Schwab Massachusetts Municipal Money Fund
Financial Statements
Financial Highlights
	1/1/15– 6/30/15*	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11	1/1/10– 12/31/10
Per-Share Data ($)
Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total return (%)	0.01 [3]	0.02	0.01	0.02	0.04	0.06
Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.08 [4],[5]	0.10 [5]	0.13 [5]	0.19 [5]	0.27 [5]	0.32 [5]
Gross operating expenses	0.78 [4]	0.75	0.75	0.75	0.74	0.74
Net investment income (loss)	0.01 [4]	0.01	0.01	0.01	0.01	0.01
Net assets, end of period ($ x 1,000,000)	402	446	430	499	425	485

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Annualized.
5
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
See financial notes    55

Schwab Massachusetts Municipal Money Fund
Portfolio Holdings  as of June 30, 2015 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
40.5%	Fixed-Rate Securities	163,069,453	163,069,453
59.0%	Variable-Rate Securities	237,155,000	237,155,000
99.5%	Total Investments	400,224,453	400,224,453
0.5%	Other Assets and Liabilities, Net		1,867,691
100.0%	Net Assets		402,092,144

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Securities 40.5% of net assets
Massachusetts 37.4%
Berlin-Boylston Regional SD
ULT GO BAN		1.00%		12/11/15	2,000,000	2,006,681
Essex North Shore Technical & Agricultural SD
GO BAN		1.25%		06/17/16	2,500,000	2,519,848
Fall River
GO BAN		1.25%		02/12/16	4,300,000	4,325,203
Franklin
GO BAN		1.50%		05/20/16	1,000,000	1,010,227
Haverhill
BAN		1.00%		12/01/15	3,000,000	3,009,658
Hingham
GO BAN		1.50%		05/21/16	1,000,000	1,010,709
Lowell
GO BAN Series A		1.00%		09/11/15	4,000,000	4,006,377
Massachusetts
GO Bonds Consolidated Loan 2005 Series C (ESCROW)		5.00%		09/01/15	1,000,000	1,008,153
GO Bonds Consolidated Loan of 2008 Series A		3.20%		08/01/15	200,000	200,483
GO Bonds Consolidated Loan Series 2001D		5.50%		11/01/15	725,000	737,735
GO Bonds Consolidated Loan Series 2002C		5.50%		11/01/15	1,455,000	1,480,360
GO Bonds Consolidated Loan Series 2005B		5.00%		08/01/15	2,475,000	2,485,103
GO Bonds Consolidated Loan Series 2006D		4.00%		08/01/15	250,000	250,781
GO Bonds Consolidated Loan Series 2007B		5.00%		11/01/15	1,455,000	1,478,578
GO Bonds Consolidated Loan Series 2009B		5.00%		07/01/15	1,250,000	1,250,000
GO Bonds Consolidated Loan Series 2009B		5.00%		07/01/16	155,000	161,950
GO Bonds Consolidated Loan Series 2010C		4.00%		12/01/15	775,000	786,999
GO Bonds Consolidated Loan Series 2010C		5.00%		12/01/15	150,000	152,873
GO Bonds Consolidated Loan Series 2011B		5.00%		08/01/15	300,000	301,209
56    See financial notes

Schwab Massachusetts Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
GO Bonds Consolidated Loan Series 2011E		5.00%		12/01/15	900,000	917,960
GO Refunding Bonds Series 2003D		5.50%		10/01/15	1,520,000	1,539,788
GO Refunding Bonds Series 2004B		5.25%		08/01/15	1,410,000	1,415,924
GO Refunding Bonds Series 2007A		4.00%		11/01/15	100,000	101,261
GO Refunding Bonds Series 2008A		3.38%		09/01/15	175,000	175,920
GO Refunding Bonds Series 2008A		5.00%		09/01/15	1,550,000	1,562,443
GO Refunding Bonds Series 2010B		4.00%		12/01/15	495,000	502,674
Massachusetts Bay Transportation Auth
Assessment Bonds Series 2005A (ESCROW)		5.00%		07/01/15	2,000,000	2,000,000
Sales Tax CP Series B (LIQ: Sumitomo Mitsui Banking Corp)		0.10%		09/03/15	8,900,000	8,900,000
Sr Sales Tax Bonds Series 2003C		5.25%		07/01/15	145,000	145,000
Sr Sales Tax Bonds Series 2004A		5.25%		07/01/15	850,000	850,000
Sr Sales Tax Bonds Series 2004C		5.50%		07/01/15	525,000	525,000
Sr Sales Tax Bonds Series 2004C		5.50%		07/01/16	325,000	341,001
Massachusetts Clean Water Trust
Pool Program Bonds Series 12		5.00%		08/01/15	100,000	100,396
Pool Program Refunding Bonds Series 2004A		5.25%		08/01/15	1,920,000	1,928,176
State Revolving Fund Bonds Series 14		4.00%		08/01/15	510,000	511,603
State Revolving Fund Bonds Series 15A		3.00%		08/01/15	500,000	501,108
State Revolving Fund Bonds Series 15A		4.00%		08/01/15	225,000	225,688
State Revolving Fund Refunding Bonds Series 2009A		5.00%		08/01/15	450,000	451,777
Massachusetts Development Finance Agency
M/F Housing RB (New Hadley) Series 2015 (ESCROW)		0.35%		04/01/16	5,000,000	5,000,000
RB (Partners HealthCare) Series 2011K6		5.00%		07/01/15	150,000	150,000
RB (Partners HealthCare) Series 2012L		3.00%		07/01/15	950,000	950,000
RB (Partners HealthCare) Series 2012L		5.00%		07/01/15	1,310,000	1,310,000
RB (Partners HealthCare) Series 2012L		5.00%		07/01/16	100,000	104,485
Massachusetts Health & Educational Facilities Auth
RB (Harvard Univ) Series 2009A		5.00%		11/15/15	1,100,000	1,119,502
RB (Harvard Univ) Series 2010A		5.00%		12/15/15	425,000	434,093
RB (Partners HealthCare) Series 2007C		5.00%		07/01/15	1,250,000	1,250,000
RB (Partners HealthCare) Series 2010J		5.00%		07/01/15	1,520,000	1,520,000
RB (Partners HealthCare) Series 2010J2		4.00%		07/01/15	870,000	870,000
RB (Tufts Univ) Series J		5.50%		08/15/15	400,000	402,600
Massachusetts Port Auth
RB Series 2005A (ESCROW)		5.00%		07/01/15	5,060,000	5,060,000
Massachusetts School Building Auth
BAN Series 2014A		5.00%		07/16/15	3,000,000	3,006,020
Dedicated Sales Tax Bonds Series 2005A (ESCROW)		5.00%		08/15/15	20,615,000	20,737,270
Dedicated Sales Tax Bonds Series 2007A		5.00%		08/15/15	225,000	226,283
Dedicated Sales Tax Bonds Series 2009A		4.00%		05/15/16	180,000	185,551
Dedicated Sales Tax RB Series 2005A (ESCROW)		5.00%		08/15/15	4,730,000	4,758,236
Sub Dedicated Sales Tax CP BAN Series A (LOC: Bank of America, NA)		0.09%		10/05/15	6,000,000	6,000,000
Massachusetts Water Resources Auth
CP Series 1999 (LOC: State Street Bank & Trust Co NA)		0.08%		08/06/15	6,000,000	6,000,000
General RB Series 2002J (ESCROW)		5.25%		08/01/15	1,600,000	1,606,837
General Refunding RB Series 2005A		5.25%		08/01/15	275,000	276,159
General Refunding RB Series 2010B		5.00%		08/01/15	400,000	401,632
Metropolitan Boston Transit Parking Corp
Sr Lien Parking RB Series 2011 (GTY/LIQ: Wells Fargo Bank, NA)	a,b	0.13%		07/09/15	2,500,000	2,500,000
See financial notes    57

Schwab Massachusetts Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Nantucket
GO BAN		0.75%		11/13/15	2,417,912	2,423,325
New Bedford
GO BAN		1.25%		02/05/16	4,000,000	4,024,884
Newburyport
ULT GO BAN		1.00%		10/23/15	4,520,109	4,532,085
Plymouth
GO BAN		1.50%		05/04/16	4,529,000	4,577,073
Salisbury
GO BAN		1.25%		03/24/16	3,154,700	3,176,946
Shrewsbury
GO BAN		1.00%		07/30/15	3,000,000	3,002,045
Stoneham
BAN		1.00%		10/23/15	2,250,000	2,255,608
Taunton
GO BAN		1.00%		12/11/15	3,000,000	3,008,645
Univ of Massachusetts Building Auth
RB Sr Series 2010-1		5.00%		11/01/15	600,000	609,393
Refunding RB Sr Series 2005-2 (ESCROW)		5.00%		11/01/15	1,000,000	1,016,218
Wellesley
GO BAN		1.00%		12/11/15	1,469,000	1,474,351
Weymouth
GO BAN		1.00%		10/16/15	2,500,000	2,506,066
Worcester
GO Bonds Series 2012		4.00%		11/01/15	2,495,000	2,526,817
GO Refunding Bonds Series 2005A		5.00%		07/01/15	640,000	640,000
						150,520,770
Florida 0.0%
Tampa
Health System RB (Catholic Health East) Series 2010		5.00%		11/15/15	110,000	111,892
Hawaii 0.5%
Hawaii
GO Bonds Series 2008DN		5.00%		08/01/15	125,000	125,500
GO Refunding Bonds Series 2005DG		5.00%		07/01/15	2,100,000	2,100,000
						2,225,500
Michigan 0.1%
Michigan State Hospital Finance Auth
RB (Ascension Health) Series 2010		5.00%		11/15/15	325,000	330,658
Minnesota 0.3%
Mesabi East ISD No. 2711
GO Series 2014B		1.00%		08/21/15	1,100,000	1,100,995
Texas 1.0%
Austin ISD
ULT GO Refunding Bonds Series 1998 (GTY: TX Permanent School Fund)		5.00%		08/01/15	250,000	250,999
Eagle Mountain-Saginaw ISD
ULT GO Bonds Series 2006 (GTY: TX Permanent School Fund)		4.50%		08/15/15	825,000	829,302
Harris Cnty
Toll Road ULT & Sub Lien Refunding RB Series 2008A		5.00%		08/15/15	100,000	100,576
58    See financial notes

Schwab Massachusetts Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Leander ISD
ULT GO Refunding Bonds Series 2013A (GTY: TX Permanent School Fund)		0.21%		08/15/15	400,000	399,896
Northside ISD
ULT GO Bonds Series 2008A (GTY: TX Permanent School Fund)		3.75%		08/15/15	100,000	100,431
ULT GO Refunding Bonds Series 2003B (GTY: TX Permanent School Fund)		3.00%		08/01/15	790,000	791,847
San Antonio
General Improvement Bonds Series 2008		5.00%		08/01/15	300,000	301,209
Socorro ISD
ULT GO Bonds Series 2006A (GTY: TX Permanent School Fund)		5.00%		08/15/15	460,000	462,704
Texas City ISD
ULT GO Bonds Series 2008 (GTY: TX Permanent School Fund)		4.00%		08/15/15	405,000	406,862
Texas Public Finance Auth
GO Refunding Bonds Series 2008		5.00%		10/01/15	475,000	480,595
						4,124,421
Washington 1.2%
Bellevue SD No. 405
ULT GO Refunding Bonds 2010 (GTY: Washington)		5.00%		12/01/15	150,000	152,955
Kelso SD No. 458
ULT GO Refunding Bonds 2014 (GTY: Washington)		2.00%		12/01/15	100,000	100,732
Lakewood SD No. 306
ULT GO Bonds 2014 (GTY: Washington)		2.00%		12/01/15	825,000	831,175
Vancouver SD No. 37
ULT GO Refunding Bonds Series 2005 (GTY: Washington)		5.25%		12/01/15	500,000	510,355
Washington
GO Bonds Series 2008A		5.00%		07/01/15	1,045,000	1,045,000
GO Bonds Series 2009A		5.00%		07/01/15	180,000	180,000
GO Refunding Bonds Series R2006A		5.00%		07/01/15	605,000	605,000
GO Refunding Bonds Series R2012C		5.00%		07/01/15	100,000	100,000
Motor Vehicle Fuel Tax GO Refunding Bonds Series R2011C		4.00%		07/01/15	655,000	655,000
Motor Vehicle Fuel Tax GO Refunding Bonds Series R2012B		3.00%		07/01/15	475,000	475,000
						4,655,217
Total Fixed-Rate Securities
(Cost $163,069,453)						163,069,453

Variable-Rate Securities 59.0% of net assets
Massachusetts 56.7%
Massachusetts
GO Bonds Consolidated Loan Series 2007A (LIQ: Societe Generale)	a	0.08%		07/07/15	4,000,000	4,000,000
GO Bonds Consolidated Loan Series 2007C (ESCROW/LIQ: Credit Suisse AG)	a	0.09%		07/07/15	9,500,000	9,500,000
GO Bonds Consolidated Loan Series 2007C (LIQ: Citibank, NA)	a	0.08%		07/07/15	4,500,000	4,500,000
GO Bonds Consolidated Loan Series 2007C (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	3,900,000	3,900,000
GO Bonds Consolidated Loan Series 2007C (LIQ: Societe Generale)	a	0.08%		07/07/15	1,085,000	1,085,000
Massachusetts Bay Transportation Auth
General Transportation System Bonds Series 2000A1 (LIQ: Barclays Bank Plc)		0.13%		07/07/15	2,100,000	2,100,000
Sr Sales Tax Bonds Series 2008A2 (LIQ: JPMorgan Chase Bank, NA)		0.09%		07/07/15	5,100,000	5,100,000
See financial notes    59

Schwab Massachusetts Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Massachusetts Clean Water Trust
Pool Program Refunding Bonds Series 2006 (LIQ: Credit Suisse AG)	a	0.07%		07/07/15	8,195,000	8,195,000
State Revolving Fund Bonds Series 14 (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/15	6,665,000	6,665,000
Massachusetts Dept of Transportation
Sub RB (Contract Assistance Secured) Series 2010A7 (LIQ: TD Bank NA)		0.06%		07/07/15	2,800,000	2,800,000
Massachusetts Development Finance Agency
Education RB (Cushing Academy) Series 2004 (LOC: TD Bank NA)		0.07%		07/07/15	2,480,000	2,480,000
First Mortgage RB (Brookhaven at Lexington) Series 2005B (LOC: Bank of America, NA)		0.17%		07/07/15	2,775,000	2,775,000
RB (Boston Univ) Series U3 (LOC: Northern Trust Co)		0.04%		07/07/15	2,800,000	2,800,000
RB (Boston Univ) Series U5B (LOC: Federal Home Loan Bank)		0.07%		07/07/15	4,800,000	4,800,000
RB (CIL Realty) Series 2013 (LOC: Manufacturers & Traders Trust Co)		0.07%		07/07/15	8,700,000	8,700,000
RB (Harvard Univ) Series 2010B2 (LIQ: Bank of America, NA)	a	0.07%		07/07/15	12,500,000	12,500,000
RB (Marine Biological Laboratory) Series 2006 (LOC: PNC Bank NA)		0.07%		07/07/15	7,305,000	7,305,000
RB (Partners HealthCare) Series 2014M2 (LOC: Bank of New York Mellon)		0.06%		07/07/15	5,000,000	5,000,000
RB (Partners HealthCare) Series 2014M4 (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/15	2,500,000	2,500,000
RB (YMCA of Greater Worcester) Series 2006 (LOC: TD Bank NA)		0.07%		07/07/15	3,855,000	3,855,000
Massachusetts Health & Educational Facilities Auth
RB (Amherst College) Series 2005J2		0.02%		07/01/15	800,000	800,000
RB (Amherst College) Series F		0.07%		07/07/15	9,300,000	9,300,000
RB (Baystate Medical Center) Series 2005G (LOC: Wells Fargo Bank, NA)		0.03%		07/01/15	700,000	700,000
RB (Baystate Medical Center) Series 2009K1 (LOC: Wells Fargo Bank, NA)		0.03%		07/01/15	5,380,000	5,380,000
RB (Capital Asset Program) Series 2004M4A (LOC: Bank of America, NA)		0.12%		07/07/15	6,045,000	6,045,000
RB (Capital Asset Program) Series M2 (LOC: Bank of America, NA)		0.12%		07/07/15	2,340,000	2,340,000
RB (Great Brook Valley Health Center) Series 2006A (LOC: TD Bank NA)		0.05%		07/07/15	3,240,000	3,240,000
RB (MIT) Series 2001J1		0.05%		07/07/15	2,100,000	2,100,000
RB (MIT) Series 2001J2		0.06%		07/07/15	650,000	650,000
RB (MIT) Series 2008N (LIQ: Barclays Bank Plc)	a	0.12%		07/07/15	9,470,000	9,470,000
RB (MIT) Series 2008N (LIQ: Citibank, NA)	a	0.07%		07/07/15	2,000,000	2,000,000
RB (Museum of Fine Arts) Series 2007A2 (LIQ: Bank of America, NA)		0.03%		07/01/15	700,000	700,000
RB (Partners HealthCare) Series 2010J1 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	2,100,000	2,100,000
RB (Partners HealthCare) Series P2 (LIQ: JPMorgan Chase Bank, NA)		0.07%		07/07/15	4,200,000	4,200,000
RB (Tufts Univ) Series 2008N1 (LIQ: US Bank, NA)		0.02%		07/01/15	5,300,000	5,300,000
RB (UMass) Series 2007E&F (ESCROW/LIQ: US Bank, NA)	a	0.07%		07/07/15	7,220,000	7,220,000
Massachusetts School Building Auth
Dedicated Sales Tax Bonds Series 2007A (LIQ: Citibank, NA)	a	0.07%		07/07/15	8,670,000	8,670,000
Dedicated Sales Tax Bonds Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.09%		07/07/15	1,315,000	1,315,000
Sr Dedicated Sales Tax Bonds Series 2013A (LIQ: Citibank, NA)	a	0.08%		07/07/15	4,125,000	4,125,000
Sr Dedicated Sales Tax Refunding Bonds Series 2012B (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	3,750,000	3,750,000
60    See financial notes

Schwab Massachusetts Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Massachusetts Water Resources Auth
General Refunding RB Series 2007B (LIQ: Branch Banking & Trust Co)	a	0.08%		07/07/15	8,890,000	8,890,000
Sub Refunding RB Series 2012F (GTY/LIQ: Royal Bank of Canada)	a	0.07%		07/07/15	28,295,000	28,295,000
Univ of Massachusetts Building Auth
RB Sr Series 2013-1 (LIQ: Citibank, NA)	a	0.08%		07/07/15	5,500,000	5,500,000
RB Sr Series 2014-1 (LIQ: Morgan Stanley Bank NA)	a	0.20%		07/07/15	3,700,000	3,700,000
Refunding RB Sr Series 2013-3 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	1,500,000	1,500,000
						227,850,000
Connecticut 0.5%
Connecticut
GO Refunding Notes Series 2014A		0.11%	07/02/15	01/01/16	2,000,000	2,000,000
District of Columbia 0.2%
District of Columbia
RB (American Geophysical Union) Series 1993 (LOC: Bank of America, NA)		0.14%		07/07/15	885,000	885,000
Georgia 1.0%
Macon Water Auth
Water & Sewer RB Series 2012		0.08%		07/07/15	4,000,000	4,000,000
Minnesota 0.4%
Minneapolis
M/F Housing RB (Seven Corners Apts) Series 2012F (LOC: Wells Fargo Bank, NA)		0.18%		07/07/15	1,420,000	1,420,000
Washington 0.2%
Washington Health Care Facilities Auth
RB (Providence Heath & Services) Series 2014D (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/15	1,000,000	1,000,000
Total Variable-Rate Securities
(Cost $237,155,000)						237,155,000

End of Investments.

At 06/30/15, the tax basis cost of the fund's investments was $400,224,453.
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $142,880,000 or 35.5% of net assets.
b	Illiquid security. At the period end, the value of these amounted to $2,500,000 or 0.6% of net assets.

See financial notes    61

Schwab Massachusetts Municipal Money Fund
Portfolio Holdings (Unaudited) continued
BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
ULT —	Unlimited tax
USD —	Unified school district

At June 30, 2015, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2015. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
62    See financial notes

Schwab Massachusetts Municipal Money Fund
Statement of
Assets and Liabilities
As of June 30, 2015; unaudited
Assets
Investments, at cost and value (Note 2a)		$400,224,453
Cash		62,435
Receivables:
Interest		1,883,625
Prepaid expenses	+	2,489
Total assets		402,173,002
Liabilities
Payables:
Shareholder service fees		12,501
Distributions to shareholders		1,665
Accrued expenses	+	66,692
Total liabilities		80,858
Net Assets
Total assets		402,173,002
Total liabilities	–	80,858
Net assets		$402,092,144
Net Assets by Source
Capital received from investors		402,064,402
Net realized capital gains		27,742

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$402,092,144		401,370,312		$1.00

See financial notes    63

Schwab Massachusetts Municipal Money Fund
Statement of
Operations
For the period January 1, 2015 through June 30, 2015; unaudited
Investment Income
Interest		$202,934
Expenses
Investment adviser and administrator fees		755,084
Shareholder service fees		755,084
Proxy fees		57,726
Portfolio accounting fees		45,513
Professional fees		20,194
Independent trustees' fees		14,435
Registration fees		10,932
Transfer agent fees		10,161
Shareholder reports		7,327
Custodian fees		6,838
Interest expense		91
Other expenses	+	4,033
Total expenses		1,687,418
Expense reduction by CSIM and its affiliates	–	1,506,023
Net expenses	–	181,395
Net investment income		21,539
Realized Gains (Losses)
Net realized gains on investments		27,742
Increase in net assets resulting from operations		$49,281
64    See financial notes

Schwab Massachusetts Municipal Money Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/15-6/30/15		1/1/14-12/31/14
Net investment income		$21,539	$43,744
Net realized gains	+	27,742	95,081
Increase in net assets from operations		49,281	138,825
Distributions to Shareholders
Distributions from net investment income		(21,539)	(43,744)
Distributions from net realized gains	+	—	(36,067)
Total distributions		(21,539)	(79,811)
Transactions in Fund Shares*
Shares sold		560,120,600	1,124,515,404
Shares reinvested		19,428	78,775
Shares redeemed	+	(604,139,884)	(1,108,541,199)
Net transactions in fund shares		(43,999,856)	16,052,980
Net Assets
Beginning of period		446,064,258	429,952,264
Total increase or decrease	+	(43,972,114)	16,111,994
End of period		$402,092,144	$446,064,258
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes    65

Schwab Municipal Money Funds
Financial Notes, unaudited
1. Business Structure of the Funds:
Each of the funds in this report is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
The Charles Schwab Family of Funds (organized October 20, 1989)	Schwab Municipal Money Fund
Schwab Money Market Fund	Schwab AMT Tax-Free Money Fund
Schwab Government Money Fund	Schwab California Municipal Money Fund
Schwab U.S. Treasury Money Fund	Schwab New York Municipal Money Fund
Schwab Treasury Obligations Money Fund	(formerly Schwab New York AMT Tax-Free Money Fund)
Schwab Value Advantage Money Fund	Schwab New Jersey Municipal Money Fund
Schwab Advisor Cash Reserves	(formerly Schwab New Jersey AMT Tax-Free Money Fund)
Schwab Cash Reserves	Schwab Pennsylvania Municipal Money Fund
Schwab Retirement Advantage Money Fund	Schwab Massachusetts Municipal Money Fund
Schwab Investor Money Fund	(formerly Schwab Massachusetts AMT Tax-Free Money Fund)

Effective April 30, 2015, the Schwab New York AMT Tax-Free Money Fund, Schwab New Jersey AMT Tax-Free Money Fund and Schwab Massachusetts AMT Tax-Free Money Fund changed their names to Schwab New York Municipal Money Fund, Schwab New Jersey Municipal Money Fund and Schwab Massachusetts Municipal Money Fund, respectively.
Schwab New York Municipal Money Fund offers two share classes: Sweep Shares and Value Advantage Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums. Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund, and Schwab Massachusetts Municipal Money Fund each offer one share class: Sweep Shares.
Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds' Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
66

Schwab Municipal Money Funds
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•  Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
(b) Accounting Policies for certain Portfolio Investments (if held):
Delayed-Delivery Transactions: The funds may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The funds will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The funds will earmark or segregate appropriate liquid assets to cover their delayed-delivery purchase obligations.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
67

Schwab Municipal Money Funds
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium and accretes discounts to the security’s call date and price, rather than the maturity date and price.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund's net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (“State Street”), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
68

Schwab Municipal Money Funds
Financial Notes, unaudited (continued)
3. Credit and Liquidity Enhancements:
A substantial portion of the funds’ investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and provide liquidity for the purchaser. The following table provides detail on the approximate percentage of each fund’s investments in securities with these types of enhancements, as well as the name of the entity providing the largest proportion of enhancements in each fund.
	Schwab New York Municipal Money Fund	Schwab New Jersey Municipal Money Fund	Schwab Pennsylvania Municipal Money Fund	Schwab Massachusetts Municipal Money Fund
% of investments in securities with credit enhancements or liquidity enhancements	61%	56%	74%	62%
Largest % of investments in securities with credit enhancements or liquidity enhancements from a single institution	10% (JP Morgan Chase Group)	12% (JP Morgan Chase Group)	14% (Royal Bank of Canada Group)	8% (Bank of America Group)
For additional information, please refer to the funds’ Portfolio Holdings. Investments with credit enhancements are tickmarked as letter of credit “LOC” and/or liquidity agreement “LIQ”, respectively, along with the institution providing the enhancement.
4. Risk Factors:
Investment Risk. An investment in a fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of a shareholder’s investment at $1.00 per share, it is possible to lose money by investing in the funds.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also will be low. Because interest rates in the United States are at, or near, historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings. In addition, to the extent a fund makes any reimbursement payments to the investment adviser and/or its affiliates, the fund’s yield would be lower.
Credit Risk. A fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. A fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor or liquidity provider of a portfolio investment fails to honor its obligations. For fixed rate investments, negative perceptions of the ability of an issuer, guarantor or liquidity provider to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall. The fund's investments in securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its objective. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but
69

Schwab Municipal Money Funds
Financial Notes, unaudited (continued)
4. Risk Factors (continued):
there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag those of other money market funds.
Credit and Liquidity Enhancements Risk. The funds may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for purchasers, such as the funds. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of a fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by a fund. Any decline in the value of the securities held by a fund could cause the fund’s share price or yield to fall. To the extent that a portion of a fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
State and Regional Risk. State and regional factors could affect a fund’s performance. To the extent that a fund invests in securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. In addition, a municipality or municipal project that relies directly or indirectly on national governmental funding mechanisms may be negatively affected by the national government’s current budgetary constraints.
Investment Concentration Risk. To the extent that a fund invests a substantial portion of its assets in municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments affecting those projects. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.
Taxable Determinations Risk. Some of a fund’s income could be taxable. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer, including, for example, during periods of rising interest rates. In addition, dealer inventories of certain securities—an indication of the ability of dealers to engage in “market making”—are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. A fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Regulatory Risk. The Securities and Exchange Commission (“SEC”) recently adopted changes to the rules that govern SEC-registered money market funds. These rule changes include: (i) allowing money market funds to impose liquidity fees and redemption gates when their liquidity levels fall below certain thresholds; (ii) requiring money market funds that do not qualify as “retail” or “government” money market funds to operate with a floating share price; (iii) imposing new disclosure and reporting requirements; and (iv) enhancing portfolio diversification requirements. The compliance dates for these rule changes vary, ranging from mid- 2015 for certain new reporting requirements to October 2016 for the new liquidity fees,
70

Schwab Municipal Money Funds
Financial Notes, unaudited (continued)
4. Risk Factors (continued):
redemption gates and floating share price requirements. The SEC has also proposed additional rule changes that, if adopted, will impact how SEC-registered money market funds may use nationally recognized statistical rating organizations for the purposes of determining the credit quality of their investments. These regulatory developments may affect a fund’s investment strategies, performance, yield and operating expenses.
Money Market Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.
5. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund's average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab). All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees. The Plan also enables the sweep shares of the funds to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions it provides to fund shareholders invested in the funds.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Sweep shares of the funds are also subject to an annual sweep administration fee up to the amount set forth below. The sweep administration fee paid to Schwab is based on the average daily net asset value of the fund shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.
	Shareholder Service Fees	Sweep Administration Fees
Sweep Shares	0.25%	0.10%
Value Advantage Shares*	0.22%	n/a
*	Value Advantage Shares are only offered by Schwab New York Municipal Money Fund.
71

Schwab Municipal Money Funds
Financial Notes, unaudited (continued)
5. Affiliates and Affiliated Transactions (continued):
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with each fund, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (“expense limitation”) as follows:
	Schwab New York Municipal Money Fund	Schwab New Jersey Municipal Money Fund	Schwab Pennsylvania Municipal Money Fund	Schwab Massachusetts Municipal Money Fund
Sweep Shares	0.65%	0.65%	0.65%	0.65%
Value Advantage Shares*	0.45%	n/a	n/a	n/a
*	Value Advantage Shares are only offered by Schwab New York Municipal Money Fund.
In addition, effective January 1, 2015 through December 31, 2015, CSIM and its affiliates agreed to waive an additional amount of the funds' expenses equal to 0.005% of the funds' average daily assets.
During the period ended June 30, 2015, the funds waived the following amounts, of which a portion was waived in accordance with the contractual expense limitation agreements:
	Total Waived Amount	Contractual Expense Limitation Waived Amount
Schwab New York Municipal Money Fund	$5,664,768	$681,296
Schwab New Jersey Municipal Money Fund	2,054,368	290,747
Schwab Pennsylvania Municipal Money Fund	1,605,785	253,795
Schwab Massachusetts Municipal Money Fund	1,506,023	238,150
The remainder of the total waived amounts not related to the contractual expense limitations are discussed below.
Voluntary Yield Waiver/Reimbursement
In addition to the contractual expense limitation agreements noted above, CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for each fund or each class of a fund. CSIM and its affiliates may recapture from a fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The reimbursement payments by a fund to CSIM and its affiliates are considered “non-routine expenses” and are not subject to any net operating expense limitations in effect at the time of such payment. This recapture could negatively affect a fund’s future yield. There were no prior year amounts recaptured. As of June 30, 2015, the balance of recoupable waivers is as follows:
	Expiration Date
	December 31, 2015	December 31, 2016	December 31, 2017	December 31, 2018	Total
Schwab New York Municipal Money Fund
Sweep Shares	$7,372,882	$8,547,565	$9,320,578	$4,568,818	$29,809,843
Value Advantage Shares	929,692	902,999	902,977	414,654	3,150,322
Schwab New Jersey Municipal Money Fund	2,612,447	3,107,582	3,461,190	1,763,621	10,944,840
Schwab Pennsylvania Municipal Money Fund	2,126,312	2,620,477	2,751,008	1,351,990	8,849,787
Schwab Massachusetts Municipal Money Fund	2,020,908	2,239,785	2,406,659	1,267,873	7,935,225
72

Schwab Municipal Money Funds
Financial Notes, unaudited (continued)
5. Affiliates and Affiliated Transactions (continued):
As of December 31, 2014, recoupable waivers expired as follows:
Schwab New York Municipal Money Fund
Sweep Shares	$5,905,518
Value Advantage Shares	781,824
Schwab New Jersey Municipal Money Fund	2,335,709
Schwab Pennsylvania Municipal Money Fund	1,709,300
Schwab Massachusetts Municipal Money Fund	1,698,125
The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2015, each fund’s total aggregate security transactions with other Schwab Funds were as follows:
Schwab New York Municipal Money Fund	$41,200,000
Schwab New Jersey Municipal Money Fund	21,845,000
Schwab Pennsylvania Municipal Money Fund	11,030,000
Schwab Massachusetts Municipal Money Fund	6,800,000
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.
6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on a fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
7. Borrowing from Banks:
The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.
There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred an interest expense, which is disclosed on a fund's Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
8. Federal Income Taxes:
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2014, the funds had no capital loss carryforwards.
For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2014, the funds had no capital losses deferred and no capital loss carryforwards utilized.
73

Schwab Municipal Money Funds
Financial Notes, unaudited (continued)
8. Federal Income Taxes (continued):
As of December 31, 2014, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2014, the funds did not incur any interest or penalties.
9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
74

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to the existing funds in the Trust, including Schwab New York Municipal Money Fund, Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund, and Schwab Massachusetts Municipal Money Fund (the “Funds”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Funds at meetings held on April 29, 2015, and June 1, 2015, and approved the renewal of the Agreement with respect to the Funds for an additional one year term at the meeting held on June 1, 2015. The Board’s approval of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;
3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services.  The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as investment research tools and Internet access and an array of account features that benefit the Funds and certain of their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered the Funds’ performance in determining whether to renew the Agreement with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of
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each Fund, the Trustees considered both risk and shareholder risk expectations for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreement with respect to the Funds.
Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as exchange-traded funds and separately managed accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.
Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered contractual investment advisory fee schedules with respect to the Funds that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to Fund shareholders. Specifically, the Board considered CSIM and Schwab’s previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, and (iii) future net total operating expense reductions for taxable money funds as a group (excluding certain share classes) and non-taxable money funds as a group (excluding certain share classes) when aggregate assets of such group of funds exceed certain levels. In particular, the Board considered the actual expense reductions with respect to the Funds that resulted from CSIM and Schwab’s commitments set forth above. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.
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Trustees and Officers
The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 95 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – present).	74	Director, Gilead Sciences, Inc. (2005 – present)
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Private Investor.	74	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013)	74	Director, KLA-Tencor Corporation (2008 – present)
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2015)	Managing Partner and Co-Founder, Kudu Advisors, LLC (financial services) (May 2009 – present); Director, Asset International, Inc. (publisher of financial services information) (Jan. 2009 – Nov. 2014).	95	None.
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust and Laudus Institutional Trust since 2010)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	74	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	74	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

Interested Trustees
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989; Schwab Investments since 1991; Schwab Capital Trust since 1993; Schwab Annuity Portfolios since 1994; Laudus Trust and Laudus Institutional Trust since 2010)	Chairman and Director, The Charles Schwab Corporation (1986 – present); Chairman and Director of Charles Schwab & Co., Inc. (1971 – present); Chairman and Director of Charles Schwab Investment Management, Inc. (1989 – present); Chairman and Director of Charles Schwab Bank (2003 – present); Chairman and Chief Executive Officer of Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. (1996 – present); and Director, Chairman and Chief Executive Officer, Schwab Holdings, Inc. (1979 – present).	74	Chairman and Director, The Charles Schwab Corporation (1986 – present) Director, Yahoo! Inc. (2014 – present)
Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (2008 – present); Director, Charles Schwab Bank (2006 – present); and Director, Schwab Holdings, Inc. (2008 – present).	95	Director, The Charles Schwab Corporation (2008 – present)

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Officers of the Trust
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (January 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).
George Pereira
1964
Treasurer and Principal Financial Officer, Schwab Funds
Treasurer and Chief Financial Officer, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust and Laudus Institutional Trust since 2006)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2005)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab and Laudus Funds’ retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds or Laudus Funds to retire from all Boards upon their required retirement date from either Board.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Boards.
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Glossary
144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
Alternative Minimum Tax (AMT)  A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond anticipation notes Obligations sold by a state or local government on a short-term basis in anticipation of the issuance of a longer-term bond in the future.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
escrow  The issuer of an escrowed bond deposits funds in a trust which are verified by a third party to be sufficient to pay the bond’s principal and interest at maturity or at a call date. The funds in the trust are invested in high quality investments, typically US Treasury and Agency obligations which mature at or prior to the bond’s maturity or call date.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
fixed rate notes  A security with a fixed rate or coupon and a short maturity (typically within thirteen months). For example, bond, revenue or tax anticipation notes.
Guaranty (GTY)  An instrument issued by a financial institution to unconditionally guarantee the repayment of a security’s principal and interest at maturity. The security will typically carry the rating of the institution which provides the guaranty rather than that of the security’s issuer.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
Letter of Credit (LOC)  An instrument issued by a financial institution which unconditionally guarantees the repayment of principal and interest at maturity and upon demand. Many securities known as variable-rate demand obligations (VRDOs) carry LOCs to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly.
Liquidity (LIQ)  A liquidity facility is issued by a financial institution to improve the ability of the issuer of the security to meet demands for payment. Many securities known as variable-rate demand obligations (VRDOs) carry liquidity facilities to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly. The issuer of the security must maintain strong long-term ratings and credit characteristics while the liquidity facility is in effect. If the issuer fails to meet certain predetermined financial conditions, the financial institution may terminate its obligation without notice.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
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maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
money market securities  High-quality, short-term debt securities that may be issued by states and local governments and their agencies. Money market securities must have an effective maturity of no longer than 397 days. Examples include bond and tax anticipation notes, commercial paper, variable-rate demand obligations and tender option bonds.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
revenue anticipation notes  Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.
taxable-equivalent yield  The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0%
(4.5% ÷ [1 – 0.25%] = 6.0%).
tax anticipation notes  Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.
tender option bond  A security which is created by a financial institution by combining a long-term municipal bond with a liquidity facility which converts the long-term bond into a money-market eligible security. Tender option bonds are issued as section 144A securities.
Tier 1, Tier 2  Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
variable rate demand preferred shares (VRDP)  Variable rate demand securities that are issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on VRDPs will be exempt from federal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s investment policy as stated in the prospectus.
weighted average life (WAL)  For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov 60 days after the end of the month to which the information pertains.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.
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Notes

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.
Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
The Schwab Funds Family®
Stock Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Financial Services Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack All Equity Portfolio™
Schwab MarketTrack Growth Portfolio™
Schwab MarketTrack Balanced Portfolio™
Schwab MarketTrack Conservative Portfolio™
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout
Bond Funds
Schwab Short-Term Bond Market Fund™
Schwab Intermediate-Term Bond Fund™
Schwab Total Bond Market Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.
[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-800-435-4000
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2015 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
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Semiannual Report
June 30, 2015

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President
Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.
Dear Shareholder,
At Charles Schwab Investment Management (CSIM), we design our investment products to serve as part of the foundation of an investor’s portfolio. The Schwab Retirement Advantage Money Fund and the Schwab Investor Money Fund are intended to offer stability of capital, liquidity, and income. These funds invest in high-quality, short-term money market investments issued by U.S. and foreign issuers and are actively managed, benefiting from extensive credit research and professional money management.
For the six-month reporting period ended June 30, 2015, yields on taxable money market securities remained low as short-term interest rates hovered near zero percent. Speculation continued around the timing of a potential short-term rate increase, which contributed to heightened market uncertainty and volatility. Outside the U.S., many central banks, including the European Central Bank and the Bank of Japan, increased measures aimed at stimulating economic growth and combatting deflation. These divergent policies between the U.S. and other central banks impacted bond markets, currencies, and equities, adding to global market volatility.
In related industry matters, in July 2014, the Securities and Exchange Commission (SEC) released final amendments to the rules that govern money market funds. We believe that these amendments strike the right balance of preserving an important cash management tool for investors, while protecting investors from the possibility of significant money market fund redemptions during a crisis. In response to this guidance, CSIM will continue to offer a variety of investment options and a strong product lineup that includes Municipal and Prime Money Market funds, constructed specifically for retail investors and featuring a constant net asset value (NAV).1 The Schwab Government Money Funds will also continue to feature a constant NAV and can be used by either retail or institutional investors. In addition, the Schwab Government Money Funds do not plan to adopt a policy to implement liquidity fees or redemption gates.
For more information about the performance, holdings, and portfolio characteristics of the Schwab Retirement Advantage Money Fund and the Schwab Investor Money Fund, please continue reading this report. In addition, you can find further details about these funds by visiting our new website at www.csimfunds.com, which provides improved functionality, enhanced design, and access to industry insights. We are also happy to hear from you at 1-800-435-4000.
Sincerely,

For the six-month reporting period ended June 30, 2015, yields on taxable money market securities remained low as short-term interest rates hovered near zero percent.

[1]	A fund’s share price is its NAV, which is the fund’s net assets divided by the number of its shares outstanding. Under the new amendments, Retail Prime and Municipal money market funds, as well as Government money market funds, will continue to be permitted to transact at a constant NAV of $1.00. Note that while a fund may seek to maintain a constant NAV, there is no guarantee that it will be able to do so.
2Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund

Fund Management
Linda Klingman, Vice President and Head of Taxable Money Market Strategies, leads the portfolio management team of Schwab’s prime and government taxable money funds. Ms. Klingman also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management. She has managed money market funds since 1988.

Michael Lin, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Mr. Lin has been a portfolio manager with CSIM since 2006, and also worked in CSIM’s Fund Administration group for nearly four years, where he focused on security pricing and valuation of Schwab Funds. Prior to joining CSIM, he spent three years at American Century Investments, most recently as a senior trader of the taxable money market funds.

Jonathan Roman, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Mr. Roman has been a portfolio manager with CSIM since 2010, and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the Portfolio Management group as a Trader, and prior to that he worked in the Portfolio Operations and Analytics group providing trading support to the taxable money market desk.

Jonathan Feske, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the funds. He previously was responsible for credit and investment research for global banks for CSIM’s taxable bond and money funds. Prior to joining CSIM in 2011, Mr. Feske was a high-yield bond analyst for more than two years at Miller Tabak Roberts Securities, a boutique corporate bond broker-dealer, which is now part of GMP Capital. He covered both U.S. and emerging market credits, focusing on distressed situations in various industrial sectors. Previously, Mr. Feske was employed in the securities industry as an equity trader for three years.
Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund3

Schwab Retirement Advantage Money Fund
The Schwab Retirement Advantage Money Fund seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market instruments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable- and floating-rate debt securities, and obligations issued by the U.S. government or its agencies and instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Since December 2008, when the Federal Reserve (the Fed) first cut short-term interest rates to present-day levels, yields on money market securities have remained historically low—a trend that continued throughout the period. As a result, and to help the fund maintain a positive net yield, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the reporting period.1 For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
Market Highlights.  For the six-month reporting period ended June 30, 2015, the global economic outlook began to show signs of improvement. Outside the U.S., several central banks increased stimulative measures, though uncertainty remained around Greece and the eurozone. In the U.S., the economy continued to rebound, despite weak economic data in early 2015, and the Fed left short-term interest rates historically low. The Fed also continued to perform daily test operations of its Reverse Repurchase Facility, which has essentially helped establish a floor for short-term interest rates through the sale and repurchase of securities. This program has become an important source of taxable money market supply and serves as another tool to help the Fed manage its policies. The program is set to continue through January 29, 2016.
Available supply of money market securities largely remains constrained as stricter regulatory mandates have increased the costs of selling short-term securities for many issuers. These higher costs and persistently low interest rates have instead encouraged the issuance of longer-term securities, most of which are not money market eligible.
Performance, Positioning, and Strategies.  Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital. As the timing for a rise in rates remained uncertain, the weighted average maturity (WAM) of the fund stayed relatively neutral. With ongoing stability in the eurozone, the fund continued to selectively invest in securities from European countries such as France, Germany, the Netherlands, Switzerland, and the United Kingdom. The fund’s investment adviser continues to monitor exposure to Europe broadly, as with all regions in which the fund invests.
Reflecting these strategies, the fund’s WAM started the reporting period at 48 days and ended at 44 days. As noted above, the fund continued to waive certain fees and expenses in order to maintain a 0.01% yield.
As of 6/30/15:
Portfolio Composition By Maturity[2]
% of investments
1-7 Days	41.0%
8-30 Days	15.0%
31-60 Days	9.9%
61-90 Days	14.0%
91-180 Days	19.4%
More than 180 Days	0.7%
Total	100.0%
Statistics
Weighted Average Maturity[3]	44 Days
Credit Quality Of Holdings[4] % of portfolio	99.99% Tier 1
Portfolio Composition by Security Type
% of investments
Commercial Paper
Asset Backed	9.2%
Financial Company	9.4%
Other	1.5%
Certificate Of Deposit	41.8%
Treasury Debt	1.4%
Other Instrument	3.8%
Variable Rate Demand Note	1.0%
Other Note	5.3%
Repurchase Agreement
Government Agency	18.5%
Treasury	4.3%
Other	3.8%
Total	100.0%
An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.
Management views and portfolio holdings may have changed since the report date.
[1]	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 5.
[2]	As shown in the Portfolio Holdings section of the shareholder report.
[3]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[4]	Tier 1 securities are rated in the highest short-term rating category by two nationally recognized statistical rating organizations (“NRSROs”), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
4Schwab Retirement Advantage Money Fund

Performance and Fund Facts as of 6/30/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for previous 12 months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Retirement Advantage Money Fund
Ticker Symbol	SWIXX
Minimum Initial Investment[1]	$25,000
Seven-Day Yield[2]	0.01%
Seven-Day Yield–Without Contractual Expense Limitation[3]	-0.14%
Seven-Day Effective Yield[2]	0.01%
An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.
Portfolio holdings may have changed since the report date.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit the fund's total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 4.
[3]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.20% to the seven-day yield.
Schwab Retirement Advantage Money Fund5

Schwab Investor Money Fund
The Schwab Investor Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market instruments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable- and floating-rate debt securities, and obligations issued by the U.S. government or its agencies and instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Since December 2008, when the Federal Reserve (the Fed) first cut short-term interest rates to present-day levels, yields on money market securities have remained historically low—a trend that continued throughout the period. As a result, and to help the fund maintain a positive net yield, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the reporting period.1 For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
Market Highlights.  For the six-month reporting period ended June 30, 2015, the global economic outlook began to show signs of improvement. Outside the U.S., several central banks increased stimulative measures, though uncertainty remained around Greece and the eurozone. In the U.S., the economy continued to rebound, despite weak economic data in early 2015, and the Fed left short-term interest rates historically low. The Fed also continued to perform daily test operations of its Reverse Repurchase Facility, which has essentially helped establish a floor for short-term interest rates through the sale and repurchase of securities. This program has become an important source of taxable money market supply and serves as another tool to help the Fed manage its policies. The program is set to continue through January 29, 2016.
Available supply of money market securities largely remains constrained as stricter regulatory mandates have increased the costs of selling short-term securities for many issuers. These higher costs and persistently low interest rates have instead encouraged the issuance of longer-term securities, most of which are not money market eligible.
Performance, Positioning, and Strategies.   Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital. As the timing for a rise in rates remained uncertain, the weighted average maturity (WAM) of the fund stayed relatively neutral. With ongoing stability in the eurozone, the fund continued to selectively invest in securities from European countries such as France, Germany, the Netherlands, Switzerland, and the United Kingdom. The fund’s investment adviser continues to monitor exposure to Europe broadly, as with all regions in which the fund invests.
Reflecting these strategies, the fund’s WAM started the reporting period at 49 days and ended at 47 days. As noted above, the fund continued to waive certain fees and expenses in order to maintain a 0.01% yield.
As of 6/30/15:
Portfolio Composition By Maturity[2]
% of investments
1-7 Days	38.8%
8-30 Days	15.9%
31-60 Days	9.2%
61-90 Days	13.6%
91-180 Days	20.9%
More than 180 Days	1.6%
Total	100.0%
Statistics
Weighted Average Maturity[3]	47 Days
Credit Quality Of Holdings[4] % of portfolio	99.99% Tier 1
Portfolio Composition by Security Type
% of investments
Commercial Paper
Asset Backed	11.3%
Financial Company	11.9%
Other	0.5%
Certificate Of Deposit	44.5%
Treasury Debt	2.3%
Other Instrument	4.2%
Variable Rate Demand Note	1.1%
Other Note	2.9%
Repurchase Agreement
Government Agency	16.8%
Treasury	0.6%
Other	3.9%
Total	100.0%
An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.
Management views and portfolio holdings may have changed since the report date.
[1]	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 5.
[2]	As shown in the Portfolio Holdings section of the shareholder report.
[3]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[4]	Tier 1 securities are rated in the highest short-term rating category by two nationally recognized statistical rating organizations (“NRSROs”), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
6Schwab Investor Money Fund

Performance and Fund Facts as of 6/30/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for previous 12 months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Investor Money Fund
Ticker Symbol	SWRXX
Minimum Initial Investment[1]	$1 Retirement Plan Participants $2,500 Other Investors
Seven-Day Yield[2]	0.01%
Seven-Day Yield–Without Contractual Expense Limitation[3]	-0.03%
Seven-Day Effective Yield[2]	0.01%
An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.
Portfolio holdings may have changed since the report date.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit the fund's total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 4.
[3]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.34% to the seven-day yield.
Schwab Investor Money Fund7

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2015 and held through June 30, 2015.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 1/1/15	Ending Account Value (Net of Expenses) at 6/30/15	Expenses Paid During Period[2] 1/1/15–6/30/15
Schwab Retirement Advantage Money Fund
Actual Return	0.23%	$1,000.00	$ 1,000.10	$1.14
Hypothetical 5% Return	0.23%	$1,000.00	$1,023.66	$1.15
Schwab Investor Money Fund
Actual Return	0.23%	$1,000.00	$ 1,000.10	$1.14
Hypothetical 5% Return	0.23%	$1,000.00	$1,023.66	$1.15

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.
8Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund

Schwab Retirement Advantage Money Fund
Financial Statements
Financial Highlights
	1/1/15– 6/30/15*	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11	1/1/10– 12/31/10
Per-Share Data ($)
Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2],[3]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total return (%)	0.01 [4]	0.01	0.01	0.01	0.01	0.01
Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.23 [5],[6]	0.21 [6]	0.24 [6]	0.27 [6]	0.25 [6]	0.34 [6]
Gross operating expenses	0.61 [5]	0.61	0.61	0.61	0.60	0.60
Net investment income (loss)	0.01 [5]	0.01	0.01	0.01	0.01	0.01
Net assets, end of period ($ x 1,000,000)	682	741	784	806	846	873

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Net realized and unrealized gains (losses) ratio includes payment from affiliate.
4
Not annualized.
5
Annualized.
6
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
See financial notes    9

Schwab Retirement Advantage Money Fund
Portfolio Holdings  as of June 30, 2015 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
58.4%	Fixed-Rate Obligations	397,913,169	397,913,169
20.2%	Variable-Rate Obligations	138,001,499	138,001,499
28.5%	Repurchase Agreements	194,448,223	194,448,223
107.1%	Total Investments	730,362,891	730,362,891
(7.1%)	Other Assets and Liabilities, Net		(48,524,874)
100.0%	Net Assets		681,838,017

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 58.4% of net assets
Asset Backed Commercial Paper 9.8%
Cancara Asset Securitisation, LLC	a,b	0.27%		09/25/15	5,000,000	4,996,775
Chariot Funding, LLC	a,b	0.29%		07/01/15	3,000,000	3,000,000
	a,b	0.30%		10/19/15	7,000,000	6,993,583
Ciesco, LLC	a,b	0.31%		11/04/15	9,000,000	8,990,235
Collateralized Commercial Paper Co, LLC	a	0.42%		12/09/15	3,000,000	2,994,365
CRC Funding, LLC	a,b	0.30%		09/23/15	7,000,000	6,995,100
	a,b	0.40%		12/17/15	2,000,000	1,996,245
Crown Point Capital Co, LLC	a,b	0.20%		07/06/15	1,000,000	999,972
Jupiter Securitization Corp	a,b	0.29%		07/01/15	5,000,000	5,000,000
	a,b	0.42%		12/18/15	5,000,000	4,990,083
	a,b	0.47%		01/05/16	1,000,000	997,546
Nieuw Amsterdam Receivables Corp	a,b	0.16%		07/20/15	3,000,000	2,999,747
	a,b	0.24%		09/03/15	4,000,000	3,998,293
Old Line Funding, LLC	a,b	0.30%		09/24/15	4,000,000	3,997,167
Sheffield Receivables Co, LLC	a,b	0.35%		08/03/15	4,000,000	3,998,717
Thunder Bay Funding, LLC	a,b	0.40%		12/16/15	4,000,000	3,992,533
						66,940,361
Financial Company Commercial Paper 8.7%
Bank of Nova Scotia	b	0.32%		11/09/15	1,000,000	998,835
10    See financial notes

Schwab Retirement Advantage Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
BPCE SA	b	0.23%		07/09/15	3,000,000	2,999,847
General Electric Capital Corp		0.06%		07/01/15	18,000,000	18,000,000
HSBC Bank PLC	b	0.32%		10/29/15	4,000,000	3,995,733
ING (U.S.) Funding, LLC	a	0.27%		09/01/15	2,000,000	1,999,070
	a	0.36%		10/06/15	6,000,000	5,994,180
	a	0.41%		11/16/15	4,000,000	3,993,713
Nationwide Building Society		0.40%		08/13/15	6,000,000	5,997,133
NRW.BANK		0.09%		07/01/15	5,000,000	5,000,000
		0.14%		07/06/15	5,000,000	4,999,903
Oversea-Chinese Banking Corp, Ltd		0.20%		08/27/15	2,000,000	1,999,367
Societe Generale	b	0.22%		08/03/15	2,000,000	1,999,597
Swedbank AB		0.27%		08/04/15	1,000,000	999,745
						58,977,123
Other Commercial Paper 1.6%
Toyota Motor Credit Corp	a	0.20%		09/09/15	11,000,000	10,995,722
Certificates of Deposit 31.4%
Abbey National Treasury Services PLC	a	0.30%		08/03/15	7,000,000	7,000,000
Australia & New Zealand Banking Group, Ltd		0.22%		09/21/15	8,000,000	8,000,000
Bank of Montreal		0.29%		10/15/15	9,000,000	9,000,000
		0.31%		11/12/15	1,000,000	1,000,000
Bank of Nova Scotia		0.30%		08/17/15	9,000,000	9,000,000
		0.25%		09/23/15	4,000,000	4,000,000
		0.30%		10/13/15	5,000,000	5,000,000
Bank of the West		0.25%		07/09/15	3,000,000	3,000,000
Bank of Tokyo Mitsubishi UFJ, Ltd		0.33%		08/26/15	7,000,000	7,000,000
		0.34%		10/05/15	2,000,000	2,000,000
		0.34%		10/06/15	7,000,000	7,000,000
Barclays Bank PLC		0.45%		08/17/15	1,000,000	1,000,000
		0.53%		09/02/15	1,000,000	1,000,000
		0.53%		10/05/15	6,000,000	6,000,000
		0.92%		05/23/16	4,000,000	4,000,000
BNP Paribas		0.25%		09/01/15	1,000,000	1,000,000
		0.38%		09/17/15	4,000,000	4,000,000
		0.38%		09/18/15	3,000,000	3,000,000
Canadian Imperial Bank of Commerce		0.10%		07/01/15	4,000,000	4,000,000
Chase Bank USA, NA		0.38%		12/07/15	4,000,000	4,000,000
Credit Agricole Corporate and Investment Bank		0.23%		07/10/15	4,000,000	4,000,000
		0.30%		09/01/15	2,000,000	2,000,000
Credit Agricole SA		0.29%		10/01/15	4,000,000	4,000,000
See financial notes    11

Schwab Retirement Advantage Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Credit Suisse AG		0.30%		09/15/15	4,000,000	4,000,000
		0.45%		12/18/15	3,000,000	3,000,000
HSBC Bank PLC		0.35%		10/28/15	7,000,000	7,000,000
		0.35%		11/20/15	1,000,000	1,000,000
		0.43%		12/23/15	4,000,000	4,000,000
HSBC Bank USA		0.40%		12/09/15	2,000,000	2,000,000
ING Bank NV		0.42%		11/02/15	2,000,000	2,000,000
JPMorgan Chase Bank, NA		0.28%		09/03/15	2,000,000	2,000,000
Lloyds Bank PLC		0.30%		08/10/15	1,000,000	1,000,000
Mitsubishi UFJ Trust & Banking Corp		0.31%		07/01/15	2,000,000	2,000,000
		0.33%		08/24/15	1,000,000	1,000,000
		0.32%		10/09/15	3,000,000	3,000,000
		0.35%		10/21/15	1,000,000	1,000,000
Mizuho Bank, Ltd		0.30%		07/29/15	5,000,000	5,000,000
		0.27%		08/11/15	7,000,000	7,000,000
		0.28%		09/17/15	1,000,000	1,000,000
		0.28%		09/18/15	2,000,000	2,000,000
		0.35%		11/13/15	2,000,000	2,000,000
National Australia Bank, Ltd		0.27%		09/02/15	2,000,000	2,000,000
National Bank of Canada		0.33%		08/18/15	5,000,000	5,000,000
Natixis SA		0.27%		07/08/15	1,000,000	1,000,000
		0.29%		08/04/15	4,000,000	4,000,000
Nordea Bank Finland PLC		0.24%		09/28/15	3,000,000	2,999,963
Societe Generale		0.26%		08/31/15	5,000,000	5,000,000
Sumitomo Mitsui Banking Corp		0.31%		07/01/15	1,000,000	1,000,000
		0.28%		09/17/15	1,000,000	1,000,000
		0.27%		09/22/15	2,000,000	2,000,000
		0.34%		10/16/15	1,000,000	1,000,000
		0.37%		10/28/15	2,000,000	2,000,000
		0.35%		11/06/15	1,000,000	1,000,000
		0.40%		11/12/15	6,000,000	6,000,000
		0.35%		11/16/15	2,000,000	2,000,000
Sumitomo Mitsui Trust Bank, Ltd		0.25%		07/13/15	5,000,000	5,000,000
		0.27%		08/31/15	3,000,000	3,000,000
		0.27%		09/08/15	3,000,000	3,000,000
		0.28%		09/16/15	1,000,000	1,000,000
Toronto-Dominion Bank		0.30%		10/27/15	3,000,000	3,000,000
		0.30%		11/02/15	2,000,000	2,000,000
		0.39%		11/12/15	2,000,000	2,000,000
		0.39%		12/01/15	3,000,000	3,000,000
UBS AG		0.10%		07/06/15	6,000,000	6,000,000
						213,999,963
Other Instruments 4.1%
Australia & New Zealand Banking Group, Ltd		0.12%		07/01/15	4,000,000	4,000,000
12    See financial notes

Schwab Retirement Advantage Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
DZ Bank AG Deutsche Zentral-Genossenschaftsbank		0.10%		07/02/15	7,000,000	7,000,000
National Australia Bank, Ltd		0.06%		07/01/15	12,000,000	12,000,000
Skandinaviska Enskilda Banken AB		0.10%		07/02/15	5,000,000	5,000,000
						28,000,000
Other Notes 2.8%
Bank of America, NA		0.28%		07/07/15	3,000,000	3,000,000
		0.30%		08/18/15	5,000,000	5,000,000
		0.23%		09/01/15	7,000,000	7,000,000
		0.24%		09/18/15	4,000,000	4,000,000
						19,000,000
Total Fixed-Rate Obligations
(Cost $397,913,169)						397,913,169

Variable-Rate Obligations 20.2% of net assets
Financial Company Commercial Paper 1.5%
Commonwealth Bank of Australia	b	0.32%	07/13/15	05/12/16	5,000,000	5,000,000
HSBC Bank PLC	b	0.32%	07/06/15	01/04/16	3,000,000	3,000,000
Westpac Banking Corp	b	0.27%		07/27/15	2,000,000	2,000,000
						10,000,000
Certificates of Deposit 13.3%
Bank of Nova Scotia		0.28%	07/08/15	12/08/15	2,000,000	2,000,000
Bank of Tokyo Mitsubishi UFJ, Ltd		0.54%	07/10/15	03/10/16	5,000,000	5,000,000
JPMorgan Chase Bank, NA		0.33%	07/22/15	10/22/15	1,000,000	1,000,000
		0.33%	07/23/15	10/23/15	2,000,000	2,000,000
		0.33%	07/27/15	10/27/15	5,000,000	5,000,000
		0.32%	07/08/15	12/08/15	4,000,000	4,000,000
Royal Bank of Canada		0.27%	07/06/15	09/04/15	5,000,000	5,000,000
		0.29%	07/06/15	01/06/16	3,000,000	3,000,000
		0.32%	07/13/15	04/13/16	3,000,000	3,000,000
State Street Bank & Trust Co, NA		0.33%	07/13/15	03/11/16	9,000,000	9,000,000
Toronto-Dominion Bank		0.26%		07/21/15	4,000,000	4,000,000
		0.34%	07/17/15	03/17/16	7,000,000	7,000,000
		0.34%	07/27/15	05/27/16	5,000,000	5,000,000
Wells Fargo Bank, NA		0.27%	07/08/15	08/10/15	7,000,000	7,000,000
		0.29%	07/21/15	11/23/15	10,000,000	10,000,000
		0.31%	07/08/15	02/08/16	4,000,000	4,000,000
		0.33%	07/13/15	05/05/16	2,000,000	2,000,000
Westpac Banking Corp		0.32%	07/13/15	02/12/16	3,000,000	3,000,000
		0.34%	07/01/15	07/01/16	10,000,000	10,000,000
						91,000,000
Variable Rate Demand Notes 1.0%
New York City IDA
IDRB (Allway Tools) Series 1997	a	0.43%		07/07/15	50,000	50,000
See financial notes    13

Schwab Retirement Advantage Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Palm Springs, CA
COP (Downtown Parking) Series 2002A	a	0.16%		07/07/15	6,915,000	6,915,000
						6,965,000
Other Notes 2.9%
Bank of America, NA		0.39%	07/06/15	04/04/16	2,000,000	2,000,000
Canadian Imperial Bank of Commerce		0.31%	07/10/15	03/04/16	6,000,000	6,000,000
Royal Bank of Canada		0.39%	07/06/15	07/01/16	5,000,000	5,000,000
	b	0.36%	07/07/15	07/06/16	7,000,000	7,000,000
Whistlejacket Capital, LLC	c,†	n/a	n/a	n/a	36,930	36,930
						20,036,930
Treasury Debt 1.5%
United States Treasury Department		0.06%	07/01/15	01/31/16	5,000,000	4,999,569
		0.09%	07/01/15	07/31/16	3,000,000	3,000,000
		0.10%	07/01/15	01/31/17	2,000,000	2,000,000
						9,999,569
Total Variable-Rate Obligations
(Cost $138,001,499)						138,001,499
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 28.5% of net assets
Government Agency Repurchase Agreements* 19.8%
BNP Paribas Securities Corp
Issued 06/30/15, repurchase date 07/01/15 (Collateralized by U.S. Government Agency Securities valued at $11,329,998, 0.25% - 4.50%, due 12/31/15 - 03/20/41)		0.10%		07/01/15	11,000,031	11,000,000
Deutsche Bank Securities, Inc
Issued 06/30/15, repurchase date 07/01/15 (Collateralized by U.S. Government Agency Securities valued at $5,150,684, 3.00%, due 03/01/28)		0.18%		07/01/15	5,000,025	5,000,000
Goldman Sachs & Co
Issued 06/25/15, repurchase date 07/02/15 (Collateralized by U.S. Government Agency Securities valued at $27,540,001, 3.50% - 5.50%, due 05/15/38 - 06/20/45)		0.08%		07/02/15	27,000,420	27,000,000
JP Morgan Securities, LLC
Issued 06/30/15, repurchase date 07/01/15 (Collateralized by U.S. Government Agency Securities valued at $50,470,000, 2.00% - 3.50%, due 04/15/40 - 04/15/49)		0.14%		07/01/15	49,000,191	49,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 06/30/15, repurchase date 07/01/15 (Collateralized by U.S. Government Agency Securities valued at $36,050,000, 2.50%, due 11/25/22)		0.14%		07/01/15	35,000,136	35,000,000
Mizuho Securities USA, Inc
Issued 06/30/15, repurchase date 07/01/15 (Collateralized by U.S. Government Agency Securities valued at $5,100,082, 0.50% - 1.00%, due 03/30/16 - 02/08/18)		0.15%		07/01/15	5,000,021	5,000,000
14    See financial notes

Schwab Retirement Advantage Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Morgan Stanley & Co, LLC
Issued 06/30/15, repurchase date 07/01/15 (Collateralized by U.S. Government Agency Securities valued at $3,060,001, 4.00%, due 03/20/45)		0.09%		07/01/15	3,000,008	3,000,000
						135,000,000
Treasury Repurchase Agreements 4.6%
Barclays Capital, Inc
Issued 06/30/15, repurchase date 07/01/15 (Collateralized by U.S. Treasury Securities valued at $1,477,259, 3.13%, due 04/30/17)		0.10%		07/01/15	1,448,227	1,448,223
Issued 06/25/15, repurchase date 07/02/15 (Collateralized by U.S. Treasury Securities valued at $25,500,057, 0.00% - 2.00%, due 07/23/15 - 11/15/21)		0.05%		07/02/15	25,000,243	25,000,000
BNP Paribas Securities Corp
Issued 06/30/15, repurchase date 07/01/15 (Collateralized by U.S. Treasury Securities valued at $1,020,086, 0.13%, due 04/15/20)		0.09%		07/01/15	1,000,003	1,000,000
JP Morgan Securities, LLC
Issued 06/22/15, repurchase date 07/22/15 (Collateralized by U.S. Treasury Securities valued at $4,080,121, 2.00% - 2.63%, due 07/31/20 - 05/15/24)		0.08%		07/07/15	4,000,133	4,000,000
						31,448,223
Other Repurchase Agreements** 4.1%
Credit Suisse Securities (USA), LLC
Issued 06/15/15, repurchase date 12/14/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $13,802,874, 3.89% - 3.99%, due 09/25/44 - 12/25/44)	c	0.80%		10/03/15	12,029,333	12,000,000
JP Morgan Securities, LLC
Issued 06/04/15, repurchase date 12/01/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,150,541, 2.42% - 6.81%, due 02/15/18 - 09/25/57)	c	0.65%		09/28/15	1,002,094	1,000,000
Issued 06/17/15, repurchase date 12/17/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $5,751,351, 3.19% - 6.55%, due 07/17/17 - 09/25/57)	c	0.65%		09/28/15	5,009,299	5,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 05/28/15, repurchase date 08/26/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $11,500,000, 0.00%, due 03/25/58)	c	0.58%		08/04/15	10,010,956	10,000,000
						28,000,000
Total Repurchase Agreements
(Cost $194,448,223)						194,448,223

End of Investments.

See financial notes    15

Schwab Retirement Advantage Money Fund
Portfolio Holdings (Unaudited) continued

At 06/30/15, the tax basis cost of the fund's investments was $730,362,891.
a	Credit-enhanced security or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $90,940,008 or 13.3% of net assets.
c	Illiquid security. At the period end, the value of these amounted to $28,036,930 or 4.1% of net assets.
†	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (April 29, 2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
**	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
COP —	Certificate of participation
ETF —	Exchange Traded Fund
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond

At June 30, 2015, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2015. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
16    See financial notes

Schwab Retirement Advantage Money Fund
Statement of
Assets and Liabilities
As of June 30, 2015; unaudited
Assets
Investments, at cost and value		$535,914,668
Repurchase agreements, at cost and value	+	194,448,223
Total investments, at cost and value (Note 2a)		730,362,891
Receivables:
Fund shares sold		6,697,095
Interest		214,198
Prepaid expenses	+	3,677
Total assets		737,277,861
Liabilities
Payables:
Shareholder service fees		29,952
Fund shares redeemed		55,386,925
Distributions to shareholders		3,269
Accrued expenses	+	19,698
Total liabilities		55,439,844
Net Assets
Total assets		737,277,861
Total liabilities	–	55,439,844
Net assets		$681,838,017
Net Assets by Source
Capital received from investors		681,820,077
Net investment income not yet distributed		18,121
Net realized capital losses		(181)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$681,838,017		681,836,629		$1.00

See financial notes    17

Schwab Retirement Advantage Money Fund
Statement of
Operations
For the period January 1, 2015 through June 30, 2015; unaudited
Investment Income
Interest		$866,824
Expenses
Investment adviser and administrator fees		1,252,577
Shareholder service fees		787,334
Portfolio accounting fees		48,655
Custodian fees		33,066
Professional fees		18,800
Registration fees		16,560
Independent trustees' fees		14,851
Transfer agent fees		10,163
Shareholder reports		2,846
Other expenses	+	7,099
Total expenses		2,191,951
Expense reduction by CSIM and its affiliates	–	1,360,915
Net expenses	–	831,036
Net investment income		35,788
Realized Gains (Losses)
Net realized losses on investments		(181)
Increase in net assets resulting from operations		$35,607
18    See financial notes

Schwab Retirement Advantage Money Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/15-6/30/15		1/1/14-12/31/14
Net investment income		$35,788	$74,554
Net realized gains (losses)	+	(181)	250
Increase in net assets from operations		35,607	74,804
Distributions to Shareholders
Distributions from net investment income		($36,068)	($74,554)
Transactions in Fund Shares*
Shares sold		296,856,596	495,589,321
Shares reinvested		32,550	74,188
Shares redeemed	+	(356,130,483)	(538,396,135)
Net transactions in fund shares		(59,241,337)	(42,732,626)
Net Assets
Beginning of period		741,079,815	783,812,191
Total decrease	+	(59,241,798)	(42,732,376)
End of period		$681,838,017	$741,079,815
Net investment income not yet distributed		$18,121	$18,401
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes    19

Schwab Investor Money Fund
Financial Statements
Financial Highlights
	1/1/15– 6/30/15*	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11	1/1/10– 12/31/10
Per-Share Data ($)
Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2],[3]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total return (%)	0.01 [4]	0.01	0.01	0.01	0.01	0.01
Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.23 [5],[6]	0.21 [6]	0.25 [6]	0.27 [6]	0.25 [6]	0.34 [6]
Gross operating expenses	0.64 [5]	0.64	0.64	0.63	0.62	0.62
Net investment income (loss)	0.01 [5]	0.01	0.01	0.01	0.01	0.01
Net assets, end of period ($ x 1,000,000)	951	939	1,047	1,205	1,333	1,495

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Net realized and unrealized gains (losses) ratio includes payment from affiliate.
4
Not annualized.
5
Annualized.
6
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
20    See financial notes

Schwab Investor Money Fund
Portfolio Holdings  as of June 30, 2015 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
60.3%	Fixed-Rate Obligations	572,888,818	572,888,818
18.3%	Variable-Rate Obligations	173,747,806	173,747,806
21.2%	Repurchase Agreements	201,649,822	201,649,822
99.8%	Total Investments	948,286,446	948,286,446
0.2%	Other Assets and Liabilities, Net		2,321,958
100.0%	Net Assets		950,608,404

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 60.3% of net assets
Asset Backed Commercial Paper 11.3%
CAFCO, LLC	a,b	0.27%		08/05/15	9,000,000	8,997,637
	a,b	0.28%		09/22/15	4,000,000	3,997,418
Cancara Asset Securitisation, LLC	a,b	0.27%		09/18/15	5,000,000	4,997,037
	a,b	0.27%		09/25/15	6,000,000	5,996,130
Chariot Funding, LLC	a,b	0.29%		07/01/15	8,000,000	8,000,000
	a,b	0.30%		10/30/15	6,000,000	5,993,950
Ciesco, LLC	a,b	0.28%		08/03/15	1,000,000	999,743
	a,b	0.31%		11/02/15	4,000,000	3,995,729
Collateralized Commercial Paper Co, LLC	a	0.39%		07/20/15	4,000,000	3,999,177
	a	0.35%		10/23/15	3,000,000	2,996,675
CRC Funding, LLC	a,b	0.28%		08/03/15	5,000,000	4,998,717
	a,b	0.40%		12/17/15	6,000,000	5,988,733
Crown Point Capital Co, LLC	a,b	0.20%		07/06/15	1,000,000	999,972
	a,b	0.30%		09/03/15	2,000,000	1,998,933
Jupiter Securitization Corp	a,b	0.29%		07/01/15	4,000,000	4,000,000
	a,b	0.47%		01/05/16	10,000,000	9,975,456
MetLife Short Term Funding LLC	a,b	0.13%		07/07/15	14,000,000	13,999,697
Ridgefield Funding Co, LLC	a,b	0.30%		09/15/15	5,000,000	4,996,833
Sheffield Receivables Co, LLC	a,b	0.35%		08/03/15	10,000,000	9,996,792
						106,928,629
See financial notes    21

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Financial Company Commercial Paper 8.2%
BPCE SA	b	0.23%		07/09/15	3,000,000	2,999,847
	b	0.26%		09/24/15	6,000,000	5,996,317
DNB Bank ASA	b	0.33%		10/01/15	1,000,000	999,169
General Electric Capital Corp	a	0.11%		07/13/15	22,000,000	21,999,193
ING (U.S.) Funding, LLC	a	0.38%		10/19/15	10,000,000	9,988,389
	a	0.41%		11/16/15	8,000,000	7,987,426
Lloyds Bank PLC		0.30%		08/21/15	4,000,000	3,998,300
Nationwide Building Society		0.40%		07/06/15	2,000,000	1,999,889
		0.40%		08/27/15	1,000,000	999,367
		0.29%		09/21/15	6,000,000	5,996,037
NRW.BANK		0.09%		07/01/15	9,000,000	9,000,000
Skandinaviska Enskilda Banken AB		0.34%		10/01/15	1,000,000	999,131
Societe Generale	b	0.22%		08/03/15	5,000,000	4,998,992
						77,962,057
Other Commercial Paper 0.5%
Toyota Motor Credit Corp	a	0.28%		08/14/15	4,000,000	3,998,631
	a	0.23%		09/17/15	1,000,000	999,502
						4,998,133
Certificates of Deposit 33.6%
Abbey National Treasury Services PLC	a	0.30%		08/03/15	3,000,000	3,000,000
Australia & New Zealand Banking Group, Ltd		0.22%		09/21/15	4,000,000	4,000,000
Bank of Montreal		0.31%		11/06/15	7,000,000	7,000,000
		0.31%		11/12/15	7,000,000	7,000,000
Bank of Nova Scotia		0.30%		08/17/15	10,000,000	10,000,000
		0.34%		11/09/15	1,000,000	1,000,000
Bank of the West		0.26%		07/23/15	2,000,000	2,000,000
Bank of Tokyo Mitsubishi UFJ, Ltd		0.34%		10/06/15	3,000,000	3,000,000
Barclays Bank PLC		0.53%		10/05/15	10,000,000	10,000,000
		0.92%		05/23/16	5,000,000	5,000,000
BNP Paribas		0.36%		08/24/15	3,000,000	3,000,000
		0.25%		09/01/15	8,000,000	8,000,000
		0.38%		09/18/15	4,000,000	4,000,000
Canadian Imperial Bank of Commerce		0.10%		07/01/15	22,000,000	22,000,000
Chase Bank USA, NA		0.35%		10/23/15	10,000,000	10,000,000
		0.38%		12/07/15	9,000,000	9,000,000
Citibank, NA		0.28%		07/01/15	6,000,000	6,000,000
Credit Agricole Corporate and Investment Bank		0.30%		09/01/15	9,000,000	9,000,000
Credit Agricole SA		0.29%		10/01/15	4,000,000	4,000,000
22    See financial notes

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Credit Suisse AG		0.25%		07/13/15	4,000,000	4,000,000
		0.30%		09/15/15	4,000,000	4,000,000
		0.45%		12/18/15	6,000,000	6,000,000
HSBC Bank PLC		0.32%		11/05/15	8,000,000	8,000,000
		0.43%		12/23/15	1,000,000	1,000,000
HSBC Bank USA		0.32%		10/23/15	2,000,000	2,000,000
		0.40%		12/09/15	2,000,000	2,000,000
JPMorgan Chase Bank, NA		0.28%		09/03/15	4,000,000	3,999,999
Lloyds Bank PLC		0.30%		07/15/15	1,000,000	1,000,000
		0.30%		08/10/15	2,000,000	2,000,000
Mitsubishi UFJ Trust & Banking Corp		0.30%		07/01/15	4,000,000	4,000,000
		0.31%		07/01/15	2,000,000	2,000,000
		0.32%		10/09/15	7,000,000	7,000,000
		0.35%		11/06/15	3,000,000	3,000,000
		0.36%		11/09/15	5,000,000	5,000,000
Mizuho Bank, Ltd		0.30%		07/29/15	6,000,000	6,000,000
		0.27%		08/11/15	2,000,000	2,000,000
		0.27%		09/08/15	11,000,000	11,000,000
		0.26%		09/14/15	1,000,000	1,000,000
		0.27%		09/15/15	1,000,000	1,000,000
		0.35%		11/16/15	2,000,000	2,000,000
MUFG Union Bank, NA		0.17%		07/13/15	1,000,000	1,000,000
National Australia Bank, Ltd		0.27%		09/02/15	7,000,000	7,000,000
National Bank of Canada		0.33%		08/18/15	8,000,000	8,000,000
Oversea-Chinese Banking Corp, Ltd		0.24%		09/29/15	9,000,000	9,000,000
Rabobank Nederland		0.28%		07/01/15	12,000,000	12,000,000
Societe Generale		0.26%		08/31/15	4,000,000	4,000,000
Sumitomo Mitsui Banking Corp		0.26%		09/09/15	7,000,000	7,000,000
		0.27%		09/22/15	1,000,000	1,000,000
		0.34%		09/25/15	1,000,000	1,000,000
		0.34%		10/06/15	1,000,000	1,000,000
		0.34%		10/16/15	1,000,000	1,000,000
		0.37%		10/27/15	1,000,000	1,000,000
		0.35%		11/06/15	1,000,000	1,000,000
		0.40%		11/06/15	5,000,000	5,000,000
		0.40%		11/10/15	2,000,000	2,000,000
		0.43%		11/20/15	1,000,000	1,000,000
Sumitomo Mitsui Trust Bank, Ltd		0.25%		07/13/15	3,000,000	3,000,000
		0.27%		08/31/15	11,000,000	11,000,000
		0.28%		09/18/15	1,000,000	1,000,000
Swedbank AB		0.10%		07/07/15	10,000,000	10,000,000
Toronto-Dominion Bank		0.30%		10/27/15	3,000,000	3,000,000
		0.30%		10/29/15	7,000,000	7,000,000
		0.30%		11/02/15	12,000,000	12,000,000
		0.30%		11/05/15	2,000,000	2,000,000
		0.30%		11/06/15	3,000,000	3,000,000
						318,999,999
See financial notes    23

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Other Instruments 4.2%
Australia & New Zealand Banking Group, Ltd		0.12%		07/01/15	17,000,000	17,000,000
		0.13%		07/02/15	1,000,000	1,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank		0.10%		07/06/15	7,000,000	7,000,000
National Australia Bank, Ltd		0.06%		07/01/15	10,000,000	10,000,000
Skandinaviska Enskilda Banken AB		0.10%		07/02/15	5,000,000	5,000,000
						40,000,000
Other Notes 2.5%
Bank of America, NA		0.28%		07/09/15	1,000,000	1,000,000
		0.30%		08/18/15	6,000,000	6,000,000
		0.24%		09/18/15	5,000,000	5,000,000
		0.26%		10/01/15	2,000,000	2,000,000
		0.32%		11/05/15	10,000,000	10,000,000
						24,000,000
Total Fixed-Rate Obligations
(Cost $572,888,818)						572,888,818

Variable-Rate Obligations 18.3% of net assets
Financial Company Commercial Paper 3.7%
Commonwealth Bank of Australia	b	0.26%		07/02/15	10,000,000	10,000,000
HSBC Bank PLC	b	0.32%	07/06/15	01/04/16	15,000,000	15,000,000
Westpac Banking Corp	b	0.27%		07/27/15	10,000,000	10,000,000
						35,000,000
Certificates of Deposit 10.9%
Bank of Nova Scotia		0.27%	07/09/15	10/09/15	3,000,000	3,000,000
		0.28%	07/08/15	12/08/15	4,000,000	4,000,000
Bank of Tokyo Mitsubishi UFJ, Ltd		0.54%	07/10/15	03/10/16	11,000,000	11,000,000
JPMorgan Chase Bank, NA		0.33%	07/22/15	10/22/15	3,000,000	3,000,000
Royal Bank of Canada		0.29%	07/06/15	01/06/16	9,000,000	9,000,000
		0.30%	07/27/15	02/25/16	10,000,000	10,000,000
		0.32%	07/13/15	04/13/16	13,000,000	13,000,000
State Street Bank & Trust Co, NA		0.33%	07/13/15	03/11/16	12,000,000	12,000,000
Wells Fargo Bank, NA		0.27%	07/08/15	08/10/15	1,000,000	1,000,000
		0.29%	07/21/15	11/23/15	6,000,000	6,000,000
		0.29%	07/27/15	11/25/15	5,000,000	5,000,000
		0.31%	07/09/15	02/09/16	7,000,000	7,000,000
		0.34%	07/21/15	05/23/16	12,000,000	12,000,000
Westpac Banking Corp		0.32%	07/13/15	02/12/16	7,000,000	7,000,000
						103,000,000
24    See financial notes

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Treasury Debt 2.3%
United States Treasury Department		0.06%	07/01/15	01/31/16	7,000,000	6,999,575
		0.09%	07/01/15	07/31/16	5,000,000	5,000,000
		0.07%	07/01/15	10/31/16	10,000,000	9,995,160
						21,994,735
Variable Rate Demand Notes 1.1%
Blue Mountain Enterprises, LLC
Variable Rate Demand Bonds Series 2013	a	0.20%		07/07/15	3,760,000	3,760,000
Eagle Cnty
Housing Facilities RB (BC Housing) Series 1997B	a	0.24%		07/07/15	1,500,000	1,500,000
Labcon North America
Taxable Bonds Series 2010	a	0.22%		07/07/15	1,595,000	1,595,000
YMCA - Northwoods
Taxable Variable Rate Demand Notes Series 2014A	a	0.24%		07/07/15	3,775,000	3,775,000
						10,630,000
Other Notes 0.3%
Bank of America, NA		0.39%	07/06/15	04/04/16	3,000,000	3,000,000
Whistlejacket Capital, LLC	c,†	n/a	n/a	n/a	123,071	123,071
						3,123,071
Total Variable-Rate Obligations
(Cost $173,747,806)						173,747,806
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 21.2% of net assets
Government Agency Repurchase Agreements* 16.7%
BNP Paribas Securities Corp
Issued 06/30/15, repurchase date 07/01/15 (Collateralized by U.S. Government Agency Securities valued at $15,450,000, 4.50%, due 03/20/41)		0.10%		07/01/15	15,000,042	15,000,000
Deutsche Bank Securities, Inc
Issued 06/30/15, repurchase date 07/01/15 (Collateralized by U.S. Government Agency Securities valued at $7,210,236, 0.29%, due 01/21/16)		0.18%		07/01/15	7,000,035	7,000,000
Goldman Sachs & Co
Issued 06/25/15, repurchase date 07/02/15 (Collateralized by U.S. Government Agency Securities valued at $14,280,000, 3.00% - 4.00%, due 04/15/38 - 06/15/45)		0.08%		07/02/15	14,000,218	14,000,000
JP Morgan Securities, LLC
Issued 06/30/15, repurchase date 07/01/15 (Collateralized by U.S. Government Agency Securities valued at $49,440,000, 3.00%, due 12/01/29)		0.14%		07/01/15	48,000,187	48,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 06/30/15, repurchase date 07/01/15 (Collateralized by U.S. Government Agency Securities valued at $48,410,000, 2.50% - 3.00%, due 11/25/22 - 12/15/39)		0.14%		07/01/15	47,000,183	47,000,000
See financial notes    25

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Mizuho Securities USA, Inc
Issued 06/30/15, repurchase date 07/01/15 (Collateralized by U.S. Government Agency Securities valued at $2,040,572, 1.00%, due 09/27/17)		0.15%		07/01/15	2,000,008	2,000,000
Morgan Stanley & Co, LLC
Issued 06/30/15, repurchase date 07/01/15 (Collateralized by U.S. Government Agency Securities valued at $26,520,000, 4.00% - 9.00%, due 03/17/32 - 03/20/45)		0.09%		07/01/15	26,000,065	26,000,000
						159,000,000
Treasury Repurchase Agreements 0.6%
Barclays Capital, Inc
Issued 06/30/15, repurchase date 07/01/15 (Collateralized by U.S. Treasury Securities valued at $1,682,854, 6.63%, due 02/15/27)		0.10%		07/01/15	1,649,827	1,649,822
BNP Paribas Securities Corp
Issued 06/30/15, repurchase date 07/01/15 (Collateralized by U.S. Treasury Securities valued at $1,020,098, 1.38% - 1.50%, due 12/31/18 - 05/31/20)		0.09%		07/01/15	1,000,003	1,000,000
JP Morgan Securities, LLC
Issued 06/22/15, repurchase date 07/22/15 (Collateralized by U.S. Treasury Securities valued at $3,060,097, 2.13% - 2.63%, due 11/15/20 - 05/15/24)		0.08%		07/07/15	3,000,100	3,000,000
						5,649,822
Other Repurchase Agreements** 3.9%
Credit Suisse Securities (USA), LLC
Issued 06/15/15, repurchase date 12/14/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $12,650,729, 3.93% - 3.99%, due 09/25/44 - 02/25/45)	c	0.80%		10/03/15	11,026,889	11,000,000
Issued 06/18/15, repurchase date 12/14/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,151,244, 3.82%, due 01/25/45)	c	0.80%		10/03/15	1,002,378	1,000,000
JP Morgan Securities, LLC
Issued 06/04/15, repurchase date 12/01/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $9,204,319, 0.55% - 6.81%, due 05/18/16 - 05/10/47)	c	0.65%		09/28/15	8,016,756	8,000,000
Issued 06/17/15, repurchase date 12/17/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,450,811, 0.55% - 6.81%, due 02/15/18 - 06/10/49)	c	0.65%		09/28/15	3,005,579	3,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 05/28/15, repurchase date 08/26/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $16,100,001, 0.00%, due 03/25/58)	c	0.58%		08/04/15	14,015,338	14,000,000
						37,000,000
Total Repurchase Agreements
(Cost $201,649,822)						201,649,822

End of Investments.

26    See financial notes

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued

At 06/30/15, the tax basis cost of the fund's investments was $948,286,446.
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $149,927,102 or 15.8% of net assets.
c	Illiquid security. At the period end, the value of these amounted to $37,123,071 or 3.9% of net assets.
†	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (April 29, 2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
**	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
ETF —	Exchange Traded Fund
RB —	Revenue bond

At June 30, 2015, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2015. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
See financial notes    27

Schwab Investor Money Fund
Statement of
Assets and Liabilities
As of June 30, 2015; unaudited
Assets
Investments, at cost and value		$746,636,624
Repurchase agreements, at cost and value	+	201,649,822
Total investments, at cost and value (Note 2a)		948,286,446
Receivables:
Fund shares sold		3,317,715
Interest		267,976
Prepaid expenses	+	8,745
Total assets		951,880,882
Liabilities
Payables:
Shareholder service fees		39,791
Fund shares redeemed		1,148,164
Distributions to shareholders		3,898
Accrued expenses	+	80,625
Total liabilities		1,272,478
Net Assets
Total assets		951,880,882
Total liabilities	–	1,272,478
Net assets		$950,608,404
Net Assets by Source
Capital received from investors		950,688,536
Net realized capital losses		(80,132)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$950,608,404		950,603,504		$1.00

28    See financial notes

Schwab Investor Money Fund
Statement of
Operations
For the period January 1, 2015 through June 30, 2015; unaudited
Investment Income
Interest		$1,119,797
Expenses
Investment adviser and administrator fees		1,610,562
Shareholder service fees		1,150,401
Portfolio accounting fees		49,788
Shareholder reports		42,042
Custodian fees		35,171
Professional fees		19,606
Registration fees		15,678
Independent trustees' fees		15,166
Transfer agent fees		10,247
Interest expense		13
Other expenses	+	9,694
Total expenses		2,958,368
Expense reduction by CSIM and its affiliates	–	1,884,587
Net expenses	–	1,073,781
Net investment income		46,016
Realized Gains (Losses)
Net realized losses on investments		(359)
Increase in net assets resulting from operations		$45,657
See financial notes    29

Schwab Investor Money Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/15-6/30/15		1/1/14-12/31/14
Net investment income		$46,016	$101,677
Net realized gains (losses)	+	(359)	2,236
Increase in net assets from operations		45,657	103,913
Distributions to Shareholders
Distributions from net investment income		($46,016)	($101,677)
Transactions in Fund Shares*
Shares sold		240,489,402	538,047,041
Shares reinvested		35,820	85,769
Shares redeemed	+	(229,402,562)	(645,847,347)
Net transactions in fund shares		11,122,660	(107,714,537)
Net Assets
Beginning of period		939,486,103	1,047,198,404
Total increase or decrease	+	11,122,301	(107,712,301)
End of period		$950,608,404	$939,486,103
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
30    See financial notes

Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund
Financial Notes, unaudited
1. Business Structure of the Funds:
Each of the funds in this report is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
The Charles Schwab Family of Funds (organized October 20, 1989)	Schwab Municipal Money Fund
Schwab Money Market Fund	Schwab AMT Tax-Free Money Fund
Schwab Government Money Fund	Schwab California Municipal Money Fund
Schwab U.S. Treasury Money Fund	Schwab New York Municipal Money Fund
Schwab Treasury Obligations Money Fund	(formerly Schwab New York AMT Tax-Free Money Fund)
Schwab Value Advantage Money Fund	Schwab New Jersey Municipal Money Fund
Schwab Advisor Cash Reserves	(formerly Schwab New Jersey AMT Tax-Free Money Fund)
Schwab Cash Reserves	Schwab Pennsylvania Municipal Money Fund
Schwab Retirement Advantage Money Fund	Schwab Massachusetts Municipal Money Fund
Schwab Investor Money Fund	(formerly Schwab Massachusetts AMT Tax-Free Money Fund)

Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund each offer one share class. Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds' Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the
31

Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•  Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the “counter-party”), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counter-party risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The funds mitigate this risk by ensuring that the funds' repurchase agreements are collateralized by cash, U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the funds' custodian (or, with multi-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counter-party, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counter-party.
As of June 30, 2015, the following funds had investments in repurchase agreements with a gross value as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities:
Schwab Retirement Advantage Money Fund	$194,448,223
Schwab Investor Money Fund	201,649,822
The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
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Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
Delayed-Delivery Transactions: The funds may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The funds will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The funds will earmark or segregate appropriate liquid assets to cover their delayed-delivery purchase obligations.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium and accretes discounts to the security’s call date and price, rather than the maturity date and price.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund's net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (“State Street”), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
33

Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
(k) New Accounting Pronouncements:
In June 2014, Accounting Standards Update (“ASU”) No. 2014-11, Topic 860 Transfers and Servicing — Repurchase-to-Maturity Transactions, Repurchase Financings and Disclosures, was issued and is effective for interim periods beginning after March 15, 2015 and annual periods beginning after December 15, 2014. The ASU modifies accounting guidance and enhances disclosure requirements for repurchase agreement and securities lending transactions. Management is currently evaluating the impact the adoption of ASU 2014-11 may have on the fund’s financial statement disclosures.
3. Risk Factors:
Investment Risk. An investment in a fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of a shareholder’s investment at $1 per share, it is possible to lose money by investing in the funds.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also will be low. Because interest rates in the United States are at, or near, historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings. In addition, to the extent a fund makes any reimbursement payments to the investment adviser and/or its affiliates, the fund’s yield would be lower.
Repurchase Agreements Risk. When a fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counter-party) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counter-party that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counter-party will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade (“Alternative Collateral”). High yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counter-party’s default.
Credit Risk. A fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. A fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counter-party of a portfolio investment fails to honor its obligations. Even though a fund's investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counter-party to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund's portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund's share price or yield to fall.
Many of the U.S. government securities that the funds invest in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, Fannie Mae (FNMA) and Freddie Mac (FHLMC) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks (FHLB) maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities a fund owns do not extend to the shares of the fund itself.
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Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund
Financial Notes, unaudited (continued)
3. Risk Factors (continued):
Credit and Liquidity Enhancements Risk. The funds may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for the purchaser, such as the funds. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the funds. Any decline in the value of the securities held by the fund could cause a fund’s share price or yield to fall. To the extent that a portion of a fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Foreign Investment Risk. Although the funds may invest only in U.S. dollar denominated securities, a fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; differing accounting, auditing, financial reporting and legal standards and practices; the imposition of economic sanctions or other government restrictions; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its objective. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag those of other money market funds.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer, including, for example, during periods of rising interest rates. In addition, dealer inventories of certain securities—an indication of the ability of dealers to engage in “market making”—are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. A fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Regulatory Risk. The Securities and Exchange Commission (“SEC”) recently adopted changes to the rules that govern SEC-registered money market funds. These rule changes include: (i) allowing money market funds to impose liquidity fees and redemption gates when their liquidity levels fall below certain thresholds; (ii) requiring money market funds that do not qualify as “retail” or “government” money market funds to operate with a floating share price; (iii) imposing new disclosure and reporting requirements; and (iv) enhancing portfolio diversification requirements. The compliance dates for these rule changes vary, ranging from mid-2015 for certain new reporting requirements to October 2016 for the new liquidity fees, redemption gates and floating share price requirements. The SEC has also proposed additional rule changes that, if adopted, will impact how SEC-registered money market funds may use nationally recognized statistical rating organizations for the purposes of determining the credit quality of their investments. These regulatory developments may affect the funds’ investment strategies, performance, yield and operating expenses. As of the date of this prospectus, the funds’ investment adviser is evaluating the potential impact of these regulatory changes and will provide updates as future compliance deadlines approach.
35

Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund
Financial Notes, unaudited (continued)
3. Risk Factors (continued):
Money Market Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.
4. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund's average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab). All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.
Shareholder Service Fees
Schwab Retirement Advantage Money Fund	0.22%
Schwab Investor Money Fund	0.25%
Contractual Expense Limitations
CSIM and its affiliates have made an additional agreement with the Schwab Retirement Advantage Money Fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (“expense limitation”) to 0.49% through April 29, 2017.
In addition, effective January 1, 2015 through December 31, 2015, CSIM and its affiliates agreed to waive an additional amount of the Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund expenses equal to 0.035% of the funds’ average daily net assets.
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Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund
Financial Notes, unaudited (continued)
4. Affiliates and Affiliated Transactions (continued):
During the period ended June 30, 2015, the funds waived the following amounts, of which a portion was waived in accordance with the contractual expense limitation agreements:
	Total Waived Amount	Contractual Expense Limitation Waived Amount
Schwab Retirement Advantange Money Fund	$1,360,915	$558,863
Schwab Investor Money Fund	1,884,587	171,303
The remainder of the total waived amounts not related to the contractual expense limitations are discussed below.
Voluntary Yield Waiver/Reimbursement
In addition to the contractual expense limitation agreements noted above, CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for each fund. CSIM and its affiliates may recapture from a fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The reimbursement payments by a fund to CSIM and its affiliates are considered “non-routine expenses” and are not subject to any net operating expense limitations in effect at the time of such payment. This recapture could negatively affect the funds' future yield. There were no prior year amounts recaptured. As of June 30, 2015, the balance of recoupable waivers is as follows:
	Expiration Date
	December 31, 2015	December 31, 2016	December 31, 2017	December 31, 2018	Total
Schwab Retirement Advantage Money Fund	$1,484,338	$1,643,686	$1,838,425	$802,052	$5,768,501
Schwab Investor Money Fund	3,983,641	4,017,546	3,974,440	1,713,284	13,688,911
As of December 31, 2014, recoupable waivers expired as follows:
Schwab Retirement Advantage Money Fund	$1,817,734
Schwab Investor Money Fund	4,664,552
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.
5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on a fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
6. Borrowing from Banks:
The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.
There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred an interest expense, which is disclosed on a fund's Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
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Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund
Financial Notes, unaudited (continued)
7. Federal Income Taxes:
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2014, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:
Expiration Date	Schwab Retirement Advantage Money Fund	Schwab Investor Money Fund
December 31, 2017	$—	$79,773
For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2014, the funds had no capital losses deferred and had capital loss carryforwards utilized as follows:
	Schwab Retirement Advantage Money Fund	Schwab Investor Money Fund
Capital losses utilized	$—	$2,236
As of December 31, 2014, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2014, the funds did not incur any interest or penalties.
8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to the existing funds in the Trust, including the Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund (the “Funds”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Funds at meetings held on April 29, 2015, and June 1, 2015, and approved the renewal of the Agreement with respect to the Funds for an additional one year term at the meeting held on June 1, 2015. The Board’s approval of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;
3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as investment research tools and Internet access and an array of account features that benefit the Funds and certain of their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered the Funds’ performance in determining whether to renew the Agreement with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered both risk and shareholder risk expectations for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered
39

the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreement with respect to the Funds.
Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of waiving management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as exchange-traded funds and separately managed accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.
Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered contractual investment advisory fee schedules with respect to the Funds that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to Fund shareholders. Specifically, the Board considered CSIM and Schwab’s previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, and (iii) future net total operating expense reductions for taxable money funds as a group (excluding certain share classes) and non-taxable money funds as a group (excluding certain share classes) when aggregate assets of such group of funds exceed certain levels. In particular, the Board considered the actual expense reductions with respect to the Funds that resulted from CSIM and Schwab’s commitments set forth above. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.
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Trustees and Officers
The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 95 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – present).	74	Director, Gilead Sciences, Inc. (2005 – present)
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Private Investor.	74	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013)	74	Director, KLA-Tencor Corporation (2008 – present)
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2015)	Managing Partner and Co-Founder, Kudu Advisors, LLC (financial services) (May 2009 – present); Director, Asset International, Inc. (publisher of financial services information) (Jan. 2009 – Nov. 2014).	95	None.
41

Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust and Laudus Institutional Trust since 2010)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	74	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	74	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

Interested Trustees
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989; Schwab Investments since 1991; Schwab Capital Trust since 1993; Schwab Annuity Portfolios since 1994; Laudus Trust and Laudus Institutional Trust since 2010)	Chairman and Director, The Charles Schwab Corporation (1986 – present); Chairman and Director of Charles Schwab & Co., Inc. (1971 – present); Chairman and Director of Charles Schwab Investment Management, Inc. (1989 – present); Chairman and Director of Charles Schwab Bank (2003 – present); Chairman and Chief Executive Officer of Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. (1996 – present); and Director, Chairman and Chief Executive Officer, Schwab Holdings, Inc. (1979 – present).	74	Chairman and Director, The Charles Schwab Corporation (1986 – present) Director, Yahoo! Inc. (2014 – present)
Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (2008 – present); Director, Charles Schwab Bank (2006 – present); and Director, Schwab Holdings, Inc. (2008 – present).	95	Director, The Charles Schwab Corporation (2008 – present)

42

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (January 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).
George Pereira
1964
Treasurer and Principal Financial Officer, Schwab Funds
Treasurer and Chief Financial Officer, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust and Laudus Institutional Trust since 2006)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2005)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab and Laudus Funds’ retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds or Laudus Funds to retire from all Boards upon their required retirement date from either Board.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Boards.
43

Glossary
144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper  A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO)  A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note  An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF)  An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement  (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
44

restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
Tier 1, Tier 2  Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average life (WAL)  For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov 60 days after the end of the month to which the information pertains.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.
45

Notes

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.
Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
The Schwab Funds Family®
Stock Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Financial Services Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack All Equity Portfolio™
Schwab MarketTrack Growth Portfolio™
Schwab MarketTrack Balanced Portfolio™
Schwab MarketTrack Conservative Portfolio™
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout
Bond Funds
Schwab Short-Term Bond Market Fund™
Schwab Intermediate-Term Bond Fund™
Schwab Total Bond Market Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.
[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-800-435-4000
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2015 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR13605-19
00149460

Semiannual report dated June 30, 2015, enclosed.
Schwab Taxable Money Funds

Schwab Government
Money Fund™
Schwab U.S. Treasury
Money Fund™
Schwab Treasury Obligations
Money Fund™
(closed to new investors)
Schwab Value Advantage
Money Fund®
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Schwab Taxable Money Funds
Semiannual Report
June 30, 2015
Schwab Government
Money Fund™
Schwab U.S. Treasury
Money Fund™
Schwab Treasury Obligations
Money Fund™
(closed to new investors)
Schwab Value Advantage
Money Fund®

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President
Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.
Dear Shareholder,
At Charles Schwab Investment Management (CSIM), we design our investment products to serve as part of the foundation of an investor’s portfolio. The Schwab Taxable Money Funds are intended to offer stability of capital, liquidity, and income. These funds are actively managed, benefiting from extensive credit research and professional money management.
For the six-month reporting period ended June 30, 2015, yields on taxable money market securities remained low as short-term interest rates hovered near zero percent. Speculation continued around the timing of a potential short-term rate increase, which contributed to heightened market uncertainty and volatility. Outside the U.S., many central banks, including the European Central Bank and the Bank of Japan, increased measures aimed at stimulating economic growth and combatting deflation. These divergent policies between the U.S. and other central banks impacted bond markets, currencies, and equities, adding to global market volatility.
In related industry matters, in July 2014, the Securities and Exchange Commission (SEC) released final amendments to the rules that govern money market funds. We believe that these amendments strike the right balance of preserving an important cash management tool for investors, while protecting investors from the possibility of significant money market fund redemptions during a crisis. In response to this guidance, CSIM will continue to offer a variety of investment options and a strong product lineup that includes Municipal and Prime Money Market funds, constructed specifically for retail investors and featuring a constant net asset value (NAV).1 The Schwab Government Money Funds will also continue to feature a constant NAV and can be used by either retail or institutional investors. In addition, the Schwab Government Money Funds do not plan to adopt a policy to implement liquidity fees or redemption gates.
For more information about the performance, holdings, and portfolio characteristics of the Schwab Taxable Money Funds, please continue reading this report. In addition, we would like to remind you about the launch of the Schwab Government Money Fund Purchased Shares, which you can learn about by visiting our new website at www.csimfunds.com. We are also happy to hear from you at 1-800-435-4000.
Sincerely,

For the six-month reporting period ended June 30, 2015, yields on taxable money market securities remained low as short-term interest rates hovered near zero percent.

[1]	A fund’s share price is its NAV, which is the fund’s net assets divided by the number of its shares outstanding. Under the new amendments, Retail Prime and Municipal money market funds, as well as Government money market funds, will continue to be permitted to transact at a constant NAV of $1.00. Note that while a fund may seek to maintain a constant NAV, there is no guarantee that it will be able to do so.
2Schwab Taxable Money Funds

Fund Management
Linda Klingman, Vice President and Head of Taxable Money Market Strategies, leads the portfolio management team of Schwab’s prime and government taxable money funds. Ms. Klingman also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management. She has managed money market funds since 1988.

Lynn Paschen, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day management of the Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, and Schwab Treasury Obligations Money Fund. Prior to joining CSIM in 2011, Ms. Paschen held a number of positions at American Century Investments. She most recently was a portfolio manager, and from 2000 to 2003 worked as a fixed income trader. She has managed money market funds since 2003.

Michael Lin, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Value Advantage Money Fund. Mr. Lin has been a portfolio manager with CSIM since 2006, and also worked in CSIM’s Fund Administration group for nearly four years, where he focused on security pricing and valuation of Schwab Funds. Prior to joining CSIM, he spent three years at American Century Investments, most recently as a senior trader of the taxable money market funds.

Jonathan Roman, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Value Advantage Money Fund. Mr. Roman has been a portfolio manager with CSIM since 2010, and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the Portfolio Management group as a Trader, and prior to that he worked in the Portfolio Operations and Analytics group providing trading support to the taxable money market desk.

Jonathan Feske, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Value Advantage Money Fund. He previously was responsible for credit and investment research for global banks for CSIM’s taxable bond and money funds. Prior to joining CSIM in 2011, Mr. Feske was a high-yield bond analyst for more than two years at Miller Tabak Roberts Securities, a boutique corporate bond broker-dealer, which is now part of GMP Capital. He covered both U.S. and emerging market credits, focusing on distressed situations in various industrial sectors. Previously, Mr. Feske was employed in the securities industry as an equity trader for three years.
Schwab Taxable Money Funds3

Schwab Government Money Fund
The Schwab Government Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund principally invests in U.S. government securities, such as U.S. Treasury bills and notes, government agency discount notes, and repurchase agreements. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Since December 2008, when the Federal Reserve (the Fed) first cut short-term interest rates to present-day levels, yields on money market securities have remained historically low—a trend that continued throughout the period. As a result, and to help the fund maintain a non-negative net yield, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the reporting period.1 For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
Market Highlights. For the six-month reporting period ended June 30, 2015, the global economic outlook began to show signs of improvement. Outside the U.S., several central banks increased stimulative measures, though uncertainty remained around Greece and the eurozone. In the U.S., the economy continued to rebound, despite weak economic data in early 2015, and the Fed left short-term interest rates historically low. The Fed also continued to perform daily test operations of its Reverse Repurchase Facility, which has essentially helped establish a floor for short-term interest rates through the sale and repurchase of securities. This program has become an important source of taxable money market supply and serves as another tool to help the Fed manage its policies. The program is set to continue through January 29, 2016.
Available supply of money market securities largely remains constrained as stricter regulatory mandates have increased the costs of selling short-term securities for many issuers. These higher costs and persistently low interest rates have instead encouraged the issuance of longer-term securities, most of which are not money market eligible.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved. As the timing for a rise in rates remained uncertain, the weighted average maturity (WAM) of the fund was relatively unchanged. Although rates on short-term government securities remained low, a steeper money market curve and the availability of the Fed’s Reverse Repurchase Facility resulted in generally more stable short-term markets.
Reflecting these strategies, the fund’s WAM started the reporting period at 53 days and ended at 48 days. As noted above, the fund continued to waive certain fees and expenses in order to maintain a non-negative yield of 0.00%.
As of 6/30/15:
Portfolio Composition By Maturity[2]
% of investments
1-7 Days	40.2%
8-30 Days	16.4%
31-60 Days	15.5%
61-90 Days	13.2%
91-180 Days	8.6%
More than 180 Days	6.1%
Total	100.0%
Statistics
Weighted Average Maturity[3]	48 Days
Credit Quality Of Holdings[4] % of portfolio	100% Tier 1
Portfolio Composition by Security Type
% of investments
Government Agency Debt	62.6%
Treasury Debt	5.8%
Repurchase Agreement
Government Agency	4.6%
Treasury	27.0%
Total	100.0%
An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.
Management views and portfolio holdings may have changed since the report date.
[1]	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 5.
[2]	As shown in the Portfolio Holdings section of the shareholder report.
[3]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[4]	Tier 1 securities are rated in the highest short-term rating category by two nationally recognized statistical rating organizations (“NRSROs”), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
4Schwab Government Money Fund

Performance and Fund Facts as of 6/30/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for previous 12 months1

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab Government Money Fund
	Purchased Shares	Sweep Shares
Ticker Symbol	SNVXX	SWGXX
Minimum Initial Investment	$25,000 [2]	*
Seven-Day Yield	0.00%	0.00%
Seven-Day Yield–Without Contractual Expense Limitation	-0.04%	-0.04%
Seven-Day Effective Yield	0.00%	0.00%
An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.
Portfolio holdings may have changed since the report date.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Purchased Shares commenced operations on January 21, 2015. The seven-day average yield for Purchased Shares was 0.00% from commencement of operations through the end of the period. The seven-day average yield for Sweep Shares was 0.00% throughout the entire period.
[2]	Minimum initial investment for IRA and custodial accounts is $15,000. Minimum initial investment for Schwab Adviser Services accounts is $1,000.
[3]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit the fund’s total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a non-negative net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 4.
[4]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.55% and 0.40% to the seven-day yields of the Sweep Shares and Purchased Shares, respectively.
Schwab Government Money Fund5

Schwab U.S. Treasury Money Fund
The Schwab U.S. Treasury Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund typically invests in securities backed by the full faith and credit of the U.S. government, under normal circumstances holding at least 80% of its net assets in U.S. Treasury securities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Since December 2008, when the Federal Reserve (the Fed) first cut short-term interest rates to present-day levels, yields on money market securities have remained historically low—a trend that continued throughout the period. As a result, and to help the fund maintain a non-negative net yield, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the reporting period.1 For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
Market Highlights.  For the six-month reporting period ended June 30, 2015, the global economic outlook began to show signs of improvement. Outside the U.S., several central banks increased stimulative measures, though uncertainty remained around Greece and the eurozone. In the U.S., the economy continued to rebound, despite weak economic data in early 2015, and the Fed left short-term interest rates historically low. The Fed also continued to perform daily test operations of its Reverse Repurchase Facility, which has essentially helped establish a floor for short-term interest rates through the sale and repurchase of securities. This program has become an important source of taxable money market supply and serves as another tool to help the Fed manage its policies. The program is set to continue through January 29, 2016.
Available supply of money market securities largely remains constrained as stricter regulatory mandates have increased the costs of selling short-term securities for many issuers. These higher costs and persistently low interest rates have instead encouraged the issuance of longer-term securities, most of which are not money market eligible.
Performance, Positioning, and Strategies.  Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved. As the timing for a rise in rates remained uncertain, the weighted average maturity (WAM) of the fund was relatively unchanged. Although rates on short-term government securities remained low, a steeper money market curve and the availability of the Fed’s Reverse Repurchase Facility resulted in generally more stable short-term markets. Additionally, the fund’s investment adviser determined that conditions were no longer “extraordinary” and therefore discontinued purchases of government agency securities in the fund.
Reflecting these strategies, the fund’s WAM started the reporting period at 57 days and ended at 58 days. As noted above, the fund continued to waive certain fees and expenses in order to maintain a non-negative yield of 0.00%.
As of 6/30/15:
Portfolio Composition By Maturity[2]
% of investments
1-7 Days	19.5%
8-30 Days	17.8%
31-60 Days	14.7%
61-90 Days	18.8%
91-180 Days	26.5%
More than 180 Days	2.7%
Total	100.0%
Statistics
Weighted Average Maturity[3]	58 Days
Credit Quality Of Holdings[4] % of portfolio	100% Tier 1
Portfolio Composition by Security Type[5]
% of investments
Treasury Debt	100.0%
Total	100.0%
An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.
Management views and portfolio holdings may have changed since the report date.
[1]	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 5.
[2]	As shown in the Portfolio Holdings section of the shareholder report.
[3]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[4]	Tier 1 securities are rated in the highest short-term rating category by two nationally recognized statistical rating organizations (“NRSROs”), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
[5]	The Fund may elect to invest up to 20 percent of its net assets in (i) obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury and (ii) obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities. Please refer to the fund prospectus for further details on investment objectives, risks, charges, tax implications and expenses.
6Schwab U.S. Treasury Money Fund

Performance and Fund Facts as of 6/30/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for previous 12 months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab U.S. Treasury Money Fund
Sweep Shares
Ticker Symbol	SWUXX
Minimum Initial Investment	*
Seven-Day Yield[1]	0.00%
Seven-Day Yield–Without Contractual Expense Limitation[2]	-0.16%
Seven-Day Effective Yield[1]	0.00%
An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.
Portfolio holdings may have changed since the report date.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit the fund’s total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a non-negative net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 4.
[2]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.50% to the seven-day yield.
Schwab U.S. Treasury Money Fund7

Schwab Treasury Obligations Money Fund
The Schwab Treasury Obligations Money Fund (the fund) seeks current income consistent with stability of capital and liquidity. To pursue its goal, the fund typically invests in securities backed by the full faith and credit of the U.S. government and in repurchase agreements backed by such investments. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Since December 2008, when the Federal Reserve (the Fed) first cut short-term interest rates to present-day levels, yields on money market securities have remained historically low—a trend that continued throughout the period. As a result, and to help the fund maintain a non-negative net yield, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the reporting period.1 For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
Market Highlights.  For the six-month reporting period ended June 30, 2015, the global economic outlook began to show signs of improvement. Outside the U.S., several central banks increased stimulative measures, though uncertainty remained around Greece and the eurozone. In the U.S., the economy continued to rebound, despite weak economic data in early 2015, and the Fed left short-term interest rates historically low. The Fed also continued to perform daily test operations of its Reverse Repurchase Facility, which has essentially helped establish a floor for short-term interest rates through the sale and repurchase of securities. This program has become an important source of taxable money market supply and serves as another tool to help the Fed manage its policies. The program is set to continue through January 29, 2016.
Available supply of money market securities largely remains constrained as stricter regulatory mandates have increased the costs of selling short-term securities for many issuers. These higher costs and persistently low interest rates have instead encouraged the issuance of longer-term securities, most of which are not money market eligible.
Performance, Positioning, and Strategies.  Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved. As the timing for a rise in rates remained uncertain, the weighted average maturity (WAM) of the fund was relatively unchanged versus the prior reporting period, remaining, on average, in the low 50-day range. Although rates on short-term government securities remained low, a steeper money market curve and the availability of the Fed’s Reverse Repurchase Facility resulted in generally more stable short-term markets. Additionally, the fund’s investment adviser determined that conditions were no longer “extraordinary” and therefore discontinued purchases of government agency securities in the fund.
As noted above, the fund continued to waive certain fees and expenses in order to maintain a non-negative yield of 0.00%.
As of 6/30/15:
Portfolio Composition By Maturity[2]
% of investments
1-7 Days	60.0%
31-60 Days	12.2%
61-90 Days	4.9%
91-180 Days	13.7%
More than 180 Days	9.2%
Total	100.0%
Statistics
Weighted Average Maturity[3]	46 Days
Credit Quality Of Holdings[4] % of portfolio	100% Tier 1
Portfolio Composition by Security Type
% of investments
Treasury Debt	52.1%
Repurchase Agreement
Treasury	47.9%
Total	100.0%
An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.
Management views and portfolio holdings may have changed since the report date.
[1]	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 5.
[2]	As shown in the Portfolio Holdings section of the shareholder report.
[3]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[4]	Tier 1 securities are rated in the highest short-term rating category by two nationally recognized statistical rating organizations (“NRSROs”), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
8Schwab Treasury Obligations Money Fund

Performance and Fund Facts as of 6/30/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for previous 12 months*

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab Treasury Obligations Money Fund
	Sweep Shares	Value Advantage Shares
Ticker Symbol	SNTXX	SNOXX
Minimum Initial Investment[1]	**	$25,000 [2]
Seven-Day Yield[3]	0.00%	0.00%
Seven-Day Yield–Without Contractual Expense Limitation[4]	-0.15%	-0.17%
Seven-Day Effective Yield[3]	0.00%	0.00%
An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.
Portfolio holdings may have changed since the report date.
*	The seven-day average yield for the Sweep Shares and Value Advantage Shares was 0.00% throughout the entire period.
**	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Minimum initial investment for IRA and custodial accounts is $15,000.
[3]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’ total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a non-negative net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 4.
[4]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.52% and 0.32% to the seven-day yields of the Sweep Shares and Value Advantage Shares, respectively.
Schwab Treasury Obligations Money Fund9

Schwab Value Advantage Money Fund
The Schwab Value Advantage Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market instruments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable- and floating-rate debt securities, and obligations issued by the U.S. government or its agencies and instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Since December 2008, when the Federal Reserve (the Fed) first cut short-term interest rates to present-day levels, yields on money market securities have remained historically low—a trend that continued throughout the period. As a result, and to help the fund maintain a positive net yield, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the reporting period.1 For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
Market Highlights.  For the six-month reporting period ended June 30, 2015, the global economic outlook began to show signs of improvement. Outside the U.S., several central banks increased stimulative measures, though uncertainty remained around Greece and the eurozone. In the U.S., the economy continued to rebound, despite weak economic data in early 2015, and the Fed left short-term interest rates historically low. The Fed also continued to perform daily test operations of its Reverse Repurchase Facility, which has essentially helped establish a floor for short-term interest rates through the sale and repurchase of securities. This program has become an important source of taxable money market supply and serves as another tool to help the Fed manage its policies. The program is set to continue through January 29, 2016.
Available supply of money market securities largely remains constrained as stricter regulatory mandates have increased the costs of selling short-term securities for many issuers. These higher costs and persistently low interest rates have instead encouraged the issuance of longer-term securities, most of which are not money market eligible.
Performance, Positioning, and Strategies.  Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital. As the timing for a rise in rates remained uncertain, the weighted average maturity (WAM) of the fund stayed relatively neutral. With ongoing stability in the eurozone, the fund continued to selectively invest in securities from European countries such as France, Germany, the Netherlands, Switzerland, and the United Kingdom. The fund’s investment adviser continues to monitor exposure to Europe broadly, as with all regions in which the fund invests.
Reflecting these strategies, the fund’s WAM started and ended the reporting period at 43 days. As noted above, the fund continued to waive certain fees and expenses in order to maintain a 0.01% yield.
As of 6/30/15:
Portfolio Composition By Maturity[2]
% of investments
1-7 Days	39.4%
8-30 Days	18.8%
31-60 Days	7.9%
61-90 Days	13.8%
91-180 Days	19.0%
More than 180 Days	1.1%
Total	100.0%
Statistics
Weighted Average Maturity[3]	43 Days
Credit Quality Of Holdings[4] % of portfolio	99.95% Tier 1
Portfolio Composition by Security Type
% of investments
Commercial Paper
Asset Backed	7.9%
Financial Company	8.2%
Certificate Of Deposit	46.9%
Treasury Debt	1.5%
Other Instrument	5.2%
Variable Rate Demand Note	0.1%
Other Note	4.0%
Repurchase Agreement
Government Agency	2.2%
Treasury	20.2%
Other	3.8%
Total	100.0%
An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.
Management views and portfolio holdings may have changed since the report date.
[1]	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 5.
[2]	As shown in the Portfolio Holdings section of the shareholder report.
[3]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[4]	Tier 1 securities are rated in the highest short-term rating category by two nationally recognized statistical rating organizations (“NRSROs”), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
10Schwab Value Advantage Money Fund

Performance and Fund Facts as of 6/30/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for previous 12 months*

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab Value Advantage Money Fund
	Investor Shares	Select Shares®	Institutional Shares	Institutional Prime Shares®
Ticker Symbol	SWVXX	SWBXX	SWAXX	SNAXX
Minimum Initial Investment[1]	$25,000 [2]	$1,000,000	$3,000,000	$10,000,000
Seven-Day Yield[3]	0.01%	0.01%	0.01%	0.06%
Seven-Day Yield–Without Contractual Expense Limitation[4]	-0.12%	-0.12%	-0.12%	-0.08%
Seven-Day Effective Yield[3]	0.01%	0.01%	0.01%	0.06%
An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.
Portfolio holdings may have changed since the report date.
*	The seven-day average yield for the Investor Shares, Select Shares, and Institutional Shares was 0.01% throughout the entire period.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Minimum initial investment for IRA and custodial accounts is $15,000.
[3]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’ total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for certain share classes of the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver (if any), the fund’s yield would have been lower. For additional details, see financial note 4.
[4]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver (if any). The voluntary yield waiver added 0.16%, 0.06%, 0.02% and 0.00% to the seven-day yield of the Investor Shares, Select Shares, Institutional Shares, and Institutional Prime Shares respectively.
Schwab Value Advantage Money Fund11

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. The Actual expense examples are based on an investment of $1,000 invested for six months beginning January 1, 2015 (or, for the Schwab Government Money Fund - Purchased Shares, since commencement of operations on January 21, 2015) and held through June 30, 2015. The Hypothetical expense examples are based on an investment of $1,000 invested for the six months beginning January 1, 2015 and held through June 30, 2015.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value	Ending Account Value (Net of Expenses) at 6/30/15	Expenses Paid During Period
Schwab Government Money Fund
Sweep Shares[2]
Actual Return	0.12%	$1,000.00	$ 1,000.00	$0.60
Hypothetical 5% Return	0.12%	$1,000.00	$ 1,024.20	$0.60
Purchased Shares
Actual Return[3]	0.13%	$1,000.00	$ 1,000.00	$ 0.57
Hypothetical 5% Return[4]	0.13%	$1,000.00	$ 1,024.16	$ 0.65
Schwab U.S. Treasury Money Fund[2]
Actual Return	0.06%	$1,000.00	$ 1,000.00	$0.30
Hypothetical 5% Return	0.06%	$1,000.00	$ 1,024.50	$0.30
Schwab Treasury Obligations Money Fund[2]
Sweep Shares
Actual Return	0.10%	$1,000.00	$ 1,000.00	$ 0.50
Hypothetical 5% Return	0.10%	$1,000.00	$1,024.30	$ 0.50
Value Advantage Shares
Actual Return	0.10%	$1,000.00	$ 1,000.00	$ 0.50
Hypothetical 5% Return	0.10%	$1,000.00	$1,024.30	$ 0.50
Schwab Value Advantage Money Fund[2]
Investor Shares
Actual Return	0.24%	$1,000.00	$ 1,000.10	$ 1.19
Hypothetical 5% Return	0.24%	$1,000.00	$ 1,023.61	$ 1.20
Select Shares
Actual Return	0.24%	$1,000.00	$ 1,000.10	$ 1.19
Hypothetical 5% Return	0.24%	$1,000.00	$ 1,023.61	$ 1.20
Institutional Shares
Actual Return	0.24%	$1,000.00	$ 1,000.10	$ 1.19
Hypothetical 5% Return	0.24%	$1,000.00	$ 1,023.61	$ 1.20
Institutional Prime Shares
Actual Return	0.21%	$1,000.00	$ 1,000.20	$ 1.04
Hypothetical 5% Return	0.21%	$1,000.00	$ 1,023.76	$ 1.05

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.
[3]	Actual expenses for the share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 161 days of the period (from commencement of operations on 1/21/15 through 6/30/2015), and divided by 365 days of the fiscal year.
[4]	Hypothetical expenses for the share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by 365 days of the fiscal year.
12Schwab Taxable Money Funds

Schwab Government Money Fund
Financial Statements
Financial Highlights
Sweep Shares	1/1/15– 6/30/15*	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11	1/1/10– 12/31/10
Per-Share Data ($)
Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Income (loss) from investment operations:
Net investment income (loss)	— [1]	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	(0.00) [2]	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	(0.00) [2]	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	—	—	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total return (%)	— [3]	—	0.01	0.01	0.01	0.01
Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.12 [4],[5]	0.09 [5]	0.12 [5]	0.16 [5]	0.15 [5]	0.23 [5]
Gross operating expenses	0.72 [4]	0.72	0.72	0.73	0.73	0.73
Net investment income (loss)	— [4]	—	0.01	0.01	0.01	0.01
Net assets, end of period ($ x 1,000,000)	21,378	25,170	21,706	19,455	17,829	14,514

Purchased Shares	1/21/15 [6]– 6/30/15*
Per-Share Data ($)
Net asset value at beginning of period	1.00
Income (loss) from investment operations:
Net investment income (loss)	— [1]
Net realized and unrealized gains (losses)	(0.00) [2]
Total from investment operations	(0.00) [2]
Less distributions:
Distributions from net investment income	—
Net asset value at end of period	1.00
Total return (%)	— [3]
Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.13 [4]
Gross operating expenses	0.57 [4]
Net investment income (loss)	— [4]
Net assets, end of period ($ x 1,000,000)	10
*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Annualized.
5
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
6
Commencement of operations.
See financial notes    13

Schwab Government Money Fund
Portfolio Holdings  as of June 30, 2015 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
46.9%	Fixed-Rate Obligations	10,037,798,126	10,037,798,126
21.7%	Variable-Rate Obligations	4,647,906,580	4,647,906,580
31.8%	Repurchase Agreements	6,797,399,927	6,797,399,927
100.4%	Total Investments	21,483,104,633	21,483,104,633
(0.4%)	Other Assets and Liabilities, Net		(95,679,040)
100.0%	Net Assets		21,387,425,593

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 46.9% of net assets
Government Agency Debt 42.8%
Fannie Mae		0.09%		07/02/15	400,000,000	399,999,000
		0.50%		07/02/15	69,712,000	69,712,744
		2.38%		07/28/15	18,484,000	18,514,682
		0.12%		08/20/15	100,000,000	99,984,028
		0.13%		09/14/15	250,000,000	249,932,292
		0.50%		09/28/15	8,850,000	8,857,209
		0.14%		09/30/15	20,087,000	20,080,145
		0.14%		11/23/15	300,000,000	299,830,833
		0.15%		12/01/15	50,000,000	49,968,125
Federal Home Loan Bank		0.13%		07/02/15	99,370,000	99,369,885
		0.08%		07/06/15	350,000,000	349,996,063
		0.15%		07/07/15	100,000,000	99,999,820
		0.09%		07/10/15	11,855,000	11,854,748
		0.13%		07/10/15	100,000,000	99,998,852
		0.16%		07/15/15	25,000,000	25,000,614
		0.09%		07/17/15	15,000,000	14,999,433
		0.15%		07/17/15	95,000,000	94,993,878
		0.09%		07/24/15	1,719,000	1,718,901
		0.14%		07/24/15	17,700,000	17,698,473
		0.07%		07/29/15	203,032,000	203,020,314
		0.09%		07/29/15	9,492,000	9,491,355
		0.10%		07/29/15	2,779,000	2,778,784
		0.12%		07/31/15	20,000,000	19,998,000
		0.06%		08/10/15	170,000,000	169,988,667
		0.10%		08/12/15	534,755,000	534,694,110
		0.12%		08/12/15	17,566,000	17,563,541
		0.13%		08/12/15	146,234,000	146,211,488
		0.20%		08/18/15	40,000,000	40,002,542
		0.09%		08/19/15	618,280,000	618,200,895
		0.12%		08/19/15	150,000,000	149,975,500
		0.14%		08/21/15	404,500,000	404,420,942
14    See financial notes

Schwab Government Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		0.20%		08/24/15	13,650,000	13,650,843
		0.09%		08/25/15	44,000,000	43,999,225
		0.13%		08/28/15	10,800,000	10,799,368
		0.20%		08/28/15	100,000,000	100,004,453
		0.38%		08/28/15	126,470,000	126,512,949
		0.19%		09/01/15	25,000,000	24,999,442
		0.13%		09/02/15	55,700,000	55,695,444
		0.15%		09/02/15	32,325,000	32,316,515
		0.10%		09/08/15	3,000,000	2,999,425
		0.19%		09/08/15	195,000,000	195,006,467
		0.10%		09/09/15	108,000,000	107,979,000
		0.20%		09/10/15	172,910,000	172,921,721
		1.75%		09/11/15	31,925,000	32,021,575
		0.20%		09/15/15	24,000,000	23,998,833
		0.19%		09/16/15	86,000,000	86,008,526
		0.20%		09/16/15	150,000,000	149,995,955
		0.20%		09/17/15	401,100,000	401,144,955
		0.09%		09/18/15	300,000,000	299,944,042
		0.20%		09/18/15	62,000,000	62,005,577
		0.21%		09/18/15	14,445,000	14,438,343
		0.20%		09/25/15	544,000,000	543,973,879
		0.10%		09/28/15	100,000,000	99,995,728
		0.14%		09/28/15	62,000,000	61,978,541
		0.20%		10/16/15	14,000,000	14,003,196
		0.17%		10/19/15	250,000,000	249,978,500
		0.12%		10/21/15	11,700,000	11,695,632
		0.10%		11/02/15	100,000,000	99,965,556
		0.14%		11/04/15	7,710,000	7,706,222
		0.25%		12/09/15	175,000,000	174,977,992
		0.15%		12/15/15	100,000,000	99,930,417
		0.16%		01/15/16	105,000,000	104,972,366
		0.34%		01/25/16	10,000,000	10,007,096
		0.25%		01/27/16	100,000,000	99,986,472
		0.27%		02/05/16	100,000,000	99,991,806
		0.27%		02/10/16	50,000,000	49,989,598
		0.35%		03/07/16	50,000,000	50,000,000
		0.34%		03/14/16	248,000,000	247,959,248
		0.40%		03/18/16	50,000,000	50,000,000
		0.26%		03/24/16	47,750,000	47,657,922
		0.33%		04/01/16	75,000,000	74,979,669
		0.45%		06/30/16	18,400,000	18,400,000
		0.40%		07/08/16	100,000,000	99,983,818
Freddie Mac		0.11%		08/05/15	17,740,000	17,738,103
		0.11%		08/07/15	47,000,000	46,994,686
		0.12%		08/28/15	54,400,000	54,389,833
		0.50%		08/28/15	5,060,000	5,062,724
		0.42%		09/18/15	35,000,000	35,020,516
		0.23%		10/26/15	21,982,000	21,965,568
		0.10%		10/29/15	250,000,000	249,916,667
		0.19%		11/30/15	51,584,000	51,543,707
		0.21%		12/07/15	49,000,000	48,955,635
						9,155,019,618
Treasury Debt 4.1%
United States Treasury Department		0.25%		08/15/15	65,000,000	65,006,183
		0.25%		09/15/15	8,000,000	8,001,112
		0.25%		10/31/15	125,000,000	125,027,077
		1.25%		10/31/15	150,000,000	150,580,098
		0.38%		11/15/15	134,000,000	134,133,236
		1.38%		11/30/15	45,000,000	45,233,187
		2.13%		12/31/15	125,000,000	126,213,357
		0.38%		01/31/16	62,000,000	62,068,956
See financial notes    15

Schwab Government Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		2.00%		01/31/16	140,000,000	141,490,510
		0.38%		04/30/16	25,000,000	25,024,792
						882,778,508
Total Fixed-Rate Obligations
(Cost $10,037,798,126)						10,037,798,126

Variable-Rate Obligations 21.7% of net assets
Government Agency Debt 20.0%
Fannie Mae		0.16%	07/05/15	08/05/15	150,000,000	149,997,077
		0.18%	07/21/15	10/21/15	450,000,000	450,042,306
		0.17%	07/21/15	10/21/16	125,000,000	124,984,319
Farm Credit System		0.15%	07/07/15	08/27/15	50,000,000	49,999,218
Federal Home Loan Bank		0.15%		07/21/15	100,000,000	99,999,159
		0.15%	07/10/15	08/10/15	50,000,000	49,999,178
		0.15%	07/18/15	08/18/15	50,000,000	50,000,000
		0.18%		08/26/15	100,000,000	99,997,704
		0.15%	07/17/15	09/17/15	100,000,000	99,997,820
		0.18%		09/17/15	100,000,000	99,996,681
		0.15%	07/28/15	09/28/15	75,000,000	74,998,136
		0.19%	07/23/15	10/23/15	61,000,000	61,007,909
		0.20%	08/25/15	11/20/15	6,000,000	5,999,717
		0.15%	07/24/15	11/24/15	100,000,000	100,000,000
		0.20%	09/06/15	12/03/15	8,000,000	7,999,557
		0.14%	07/07/15	12/07/15	100,000,000	99,992,286
		0.21%	09/09/15	12/09/15	50,000,000	50,000,000
		0.13%	07/15/15	01/15/16	385,000,000	384,984,227
		0.20%	08/10/15	02/10/16	150,000,000	150,000,128
		0.14%	07/18/15	02/18/16	100,000,000	99,991,913
		0.12%	07/02/15	03/02/16	150,000,000	150,000,000
		0.14%	07/23/15	03/23/16	335,000,000	334,995,443
		0.16%	08/13/15	05/13/16	200,000,000	199,972,920
Freddie Mac		0.16%	07/16/15	10/16/15	528,750,000	528,776,604
		0.18%	07/25/15	11/25/15	137,500,000	137,511,775
		0.15%	07/18/15	02/18/16	150,000,000	149,990,402
		0.17%	08/14/15	11/14/16	200,000,000	199,992,063
		0.18%	07/12/15	12/12/16	100,000,000	99,977,856
		0.19%	07/13/15	01/13/17	175,000,000	174,972,697
						4,286,177,095
Treasury Debt 1.7%
United States Treasury Department		0.06%	07/01/15	01/31/16	95,000,000	94,998,367
		0.09%	07/01/15	07/31/16	95,000,000	95,000,000
		0.07%	07/01/15	10/31/16	100,000,000	99,951,602
		0.10%	07/01/15	01/31/17	71,780,000	71,779,516
						361,729,485
Total Variable-Rate Obligations
(Cost $4,647,906,580)						4,647,906,580
16    See financial notes

Schwab Government Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 31.8% of net assets
Government Agency Repurchase Agreements* 4.6%
BNP Paribas Securities Corp
Issued 06/30/15, repurchase date 07/01/15 (Collateralized by U.S. Government Agency Securities valued at $130,647,573, 0.46% - 8.00%, due 01/25/18 - 07/25/45)		0.10%		07/01/15	125,000,347	125,000,000
Deutsche Bank Securities, Inc
Issued 06/30/15, repurchase date 07/01/15 (Collateralized by U.S. Government Agency Securities valued at $156,000,001, 4.50%, due 02/01/45)		0.18%		07/01/15	150,000,750	150,000,000
Goldman Sachs & Co
Issued 06/30/15, repurchase date 07/01/15 (Collateralized by U.S. Government Agency Securities valued at $25,500,000, 2.00% - 8.50%, due 09/01/25 - 09/01/44)		0.13%		07/01/15	25,000,090	25,000,000
Issued 06/24/15, repurchase date 07/01/15 (Collateralized by U.S. Government Agency Securities valued at $31,620,001, 3.00% - 5.50%, due 06/20/34 - 04/15/45)		0.07%		07/01/15	31,000,422	31,000,000
Issued 06/25/15, repurchase date 07/02/15 (Collateralized by U.S. Government Agency Securities valued at $173,400,001, 3.00% - 4.00%, due 10/15/41 - 01/15/45)		0.08%		07/02/15	170,002,644	170,000,000
JP Morgan Securities, LLC
Issued 06/30/15, repurchase date 07/01/15 (Collateralized by U.S. Government Agency Securities valued at $23,690,000, 2.00% - 4.50%, due 12/01/29 - 04/15/49)		0.14%		07/01/15	23,000,089	23,000,000
Issued 06/24/15, repurchase date 07/01/15 (Collateralized by U.S. Government Agency Securities valued at $154,502,060, 2.75% - 4.50%, due 07/01/26 - 09/01/42)		0.08%		07/01/15	150,002,333	150,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 06/30/15, repurchase date 07/01/15 (Collateralized by U.S. Government Agency Securities valued at $28,840,000, 2.91% - 3.00%, due 01/25/22 - 05/20/45)		0.14%		07/01/15	28,000,109	28,000,000
Issued 06/26/15, repurchase date 07/02/15 (Collateralized by U.S. Government Agency Securities valued at $206,000,001, 3.00% - 3.50%, due 05/25/41 - 09/25/41)		0.09%		07/02/15	200,003,000	200,000,000
Mizuho Securities USA, Inc
Issued 06/30/15, repurchase date 07/01/15 (Collateralized by U.S. Government Agency Securities valued at $90,538,622, 2.22% - 8.00%, due 01/17/23 - 06/01/45)		0.15%		07/01/15	88,000,367	88,000,000
						990,000,000
Treasury Repurchase Agreements 27.2%
Barclays Capital, Inc
Issued 06/30/15, repurchase date 07/01/15 (Collateralized by U.S. Treasury Securities valued at $1,427,996, 0.25% - 1.38%, due 09/30/15 - 05/31/20)		0.10%		07/01/15	1,399,931	1,399,927
BNP Paribas Securities Corp
Issued 06/24/15, repurchase date 07/01/15 (Collateralized by U.S. Treasury Securities valued at $10,200,039, 0.00% - 5.50%, due 07/23/15 - 08/15/28)		0.05%		07/01/15	10,000,097	10,000,000
See financial notes    17

Schwab Government Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 06/30/15, repurchase date 07/01/15 (Collateralized by U.S. Treasury Securities valued at $28,560,079, 0.88% - 3.25%, due 05/31/16 - 09/30/21)		0.09%		07/01/15	28,000,070	28,000,000
Federal Reserve Bank of New York
Issued 06/30/15, repurchase date 07/01/15 (Collateralized by U.S. Treasury Securities valued at $3,163,004,397, 4.25%, due 11/15/40)		0.05%		07/01/15	3,163,004,393	3,163,000,000
Issued 06/29/15, repurchase date 07/01/15 (Collateralized by U.S. Treasury Securities valued at $1,000,003,894, 3.00%, due 05/15/42)		0.07%		07/01/15	1,000,003,889	1,000,000,000
Issued 06/25/15, repurchase date 07/02/15 (Collateralized by U.S. Treasury Securities valued at $1,500,017,587, 2.00% - 2.25%, due 07/31/18 - 02/15/22)		0.07%		07/02/15	1,500,020,417	1,500,000,000
JP Morgan Securities, LLC
Issued 06/22/15, repurchase date 07/22/15 (Collateralized by U.S. Treasury Securities valued at $107,101,931, 1.25% - 2.63%, due 10/31/18 - 05/15/24)		0.08%		07/07/15	105,003,500	105,000,000
						5,807,399,927
Total Repurchase Agreements
(Cost $6,797,399,927)						6,797,399,927

End of Investments.

At 06/30/15, the tax basis cost of the fund's investments was $21,483,104,633.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.

At June 30, 2015, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2015. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
18    See financial notes

Schwab Government Money Fund
Statement of
Assets and Liabilities
As of June 30, 2015; unaudited
Assets
Investments, at cost and value		$14,685,704,706
Repurchase agreements, at cost and value	+	6,797,399,927
Total investments, at cost and value (Note 2a)		21,483,104,633
Receivables:
Interest		5,313,575
Fund shares sold		300,000
Prepaid expenses	+	18,845
Total assets		21,488,737,053
Liabilities
Payables:
Investments bought		99,930,417
Investment adviser and administrator fees		507,966
Fund shares redeemed		10,000
Accrued expenses	+	863,077
Total liabilities		101,311,460
Net Assets
Total assets		21,488,737,053
Total liabilities	–	101,311,460
Net assets		$21,387,425,593
Net Assets by Source
Capital received from investors		21,387,679,202
Net realized capital losses		(253,609)

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Sweep Shares	$21,377,881,662		21,378,850,695		$1.00
Purchased Shares	$9,543,931		9,543,939		$1.00

See financial notes    19

Schwab Government Money Fund
Statement of
Operations
For the period January 1, 2015 through June 30, 2015; unaudited
Investment Income
Interest		$13,446,869
Expenses
Investment adviser and administrator fees		34,629,149
Shareholder service fees:
Sweep Shares		45,197,188
Purchased Shares		4,775
Shareholder reports		460,256
Portfolio accounting fees		258,031
Custodian fees		222,496
Registration fees		156,771
Professional fees		69,057
Independent trustees' fees		46,385
Transfer agent fees		13,813
Other expenses	+	195,016
Total expenses		81,252,937
Expense reduction by CSIM and its affiliates	–	67,806,068
Net expenses	–	13,446,869
Net investment income		—
Realized Gains (Losses)
Net realized losses on investments		(64,947)
Decrease in net assets resulting from operations		($64,947)
20    See financial notes

Schwab Government Money Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/15-6/30/15		1/1/14-12/31/14
Net realized loss	+	($64,947)	($188,662)
Decrease in net assets from operations		(64,947)	(188,662)
Transactions in Fund Shares*
Shares Sold
Sweep Shares		43,603,883,770	101,539,484,499
Purchased Shares	+	14,845,163	—
Total shares sold		43,618,728,933	101,539,484,499
Shares Redeemed
Sweep Shares		(47,395,487,713)	(98,075,875,164)
Purchased Shares	+	(5,301,224)	—
Total shares redeemed		(47,400,788,937)	(98,075,875,164)
Net transactions in fund shares		(3,782,060,004)	3,463,609,335
Net Assets
Beginning of period		25,169,550,544	21,706,129,871
Total increase or decrease	+	(3,782,124,951)	3,463,420,673
End of period		$21,387,425,593	$25,169,550,544
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes    21

Schwab U.S. Treasury Money Fund
Financial Statements
Financial Highlights
	1/1/15– 6/30/15*	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11	1/1/10– 12/31/10
Per-Share Data ($)
Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Income (loss) from investment operations:
Net investment income (loss)	— [1]	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	(0.00) [2]	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	—	—	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total return (%)	— [3]	—	0.01	0.01	0.01	0.01
Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.06 [4],[5]	0.06 [5]	0.07 [5]	0.08 [5]	0.06 [5]	0.16 [5]
Gross operating expenses	0.72 [4]	0.72	0.72	0.72	0.72	0.72
Net investment income (loss)	— [4]	—	0.01	0.01	0.01	0.01
Net assets, end of period ($ x 1,000,000)	19,214	20,634	21,894	23,526	25,876	18,004

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Annualized.
5
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
22    See financial notes

Schwab U.S. Treasury Money Fund
Portfolio Holdings  as of June 30, 2015 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
82.0%	Fixed-Rate Obligations	15,756,338,923	15,756,338,923
14.5%	Variable-Rate Obligations	2,784,208,681	2,784,208,681
96.5%	Total Investments	18,540,547,604	18,540,547,604
3.5%	Other Assets and Liabilities, Net		673,612,595
100.0%	Net Assets		19,214,160,199

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 82.0% of net assets
Treasury Debt 82.0%
United States Treasury Department		0.01%		07/02/15	836,099,000	836,098,857
		0.01%		07/09/15	700,000,000	699,998,444
		0.00%		07/16/15	700,000,000	699,999,531
		0.01%		07/16/15	620,000,000	619,998,708
		0.00%		07/23/15	920,410,000	920,409,082
		0.01%		07/30/15	350,000,000	349,998,094
		0.25%		07/31/15	860,000,000	860,125,293
		1.75%		07/31/15	490,000,000	490,677,766
		0.01%		08/13/15	31,272,000	31,271,533
		0.25%		08/15/15	210,000,000	210,035,768
		4.25%		08/15/15	1,105,000,000	1,110,718,827
		0.01%		08/20/15	16,485,000	16,484,702
		0.38%		08/31/15	100,000,000	100,031,915
		0.00%		09/03/15	500,000,000	499,998,222
		0.11%		09/03/15	48,915,000	48,905,434
		0.00%		09/10/15	401,340,000	401,339,605
		0.01%		09/10/15	245,000,000	244,995,690
		0.25%		09/15/15	520,000,000	520,171,941
		0.00%		09/17/15	725,000,000	724,998,646
		0.00%		09/24/15	925,000,000	924,996,223
		0.02%		09/24/15	14,663,000	14,662,308
		0.25%		09/30/15	783,830,000	784,177,613
		1.25%		09/30/15	510,000,000	511,520,921
		0.09%		10/08/15	400,000,000	399,899,694
		0.05%		10/15/15	566,000	565,923
		0.09%		10/15/15	33,692,000	33,683,072
		0.25%		10/15/15	32,000,000	32,017,877
		0.09%		10/22/15	240,000,000	239,931,447
		0.01%		10/29/15	75,000,000	74,998,750
		0.25%		10/31/15	834,000,000	834,509,667
		1.25%		10/31/15	951,000,000	954,637,852
		0.38%		11/15/15	263,000,000	263,247,345
		4.50%		11/15/15	14,000,000	14,226,755
See financial notes    23

Schwab U.S. Treasury Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		0.01%		11/19/15	269,000,000	268,989,464
		0.02%		11/27/15	167,808,000	167,792,756
		1.38%		11/30/15	340,000,000	341,699,807
		0.25%		12/31/15	180,000,000	180,093,022
		2.13%		12/31/15	130,000,000	131,261,892
		0.38%		01/15/16	150,000,000	150,143,784
		0.38%		03/31/16	47,000,000	47,024,693
Total Fixed-Rate Obligations
(Cost $15,756,338,923)						15,756,338,923

Variable-Rate Obligations 14.5% of net assets
Treasury Debt 14.5%
United States Treasury Department		0.06%	07/01/15	01/31/16	1,573,199,000	1,573,118,410
		0.08%	07/01/15	04/30/16	95,000,000	95,001,202
		0.09%	07/01/15	07/31/16	200,000,000	200,022,587
		0.07%	07/01/15	10/31/16	546,000,000	545,865,599
		0.10%	07/01/15	01/31/17	370,000,000	370,200,883
Total Variable-Rate Obligations
(Cost $2,784,208,681)						2,784,208,681

End of Investments.

At 06/30/15, the tax basis cost of the fund's investments was $18,540,547,604.

At June 30, 2015, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2015. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
24    See financial notes

Schwab U.S. Treasury Money Fund
Statement of
Assets and Liabilities
As of June 30, 2015; unaudited
Assets
Investments, at cost and value (Note 2a)		$18,540,547,604
Cash		845,625,077
Receivables:
Investments sold		149,984,250
Interest		28,531,522
Prepaid expenses	+	23,537
Total assets		19,564,711,990
Liabilities
Payables:
Investments bought		349,998,094
Shareholder service fees		176,838
Accrued expenses	+	376,859
Total liabilities		350,551,791
Net Assets
Total assets		19,564,711,990
Total liabilities	–	350,551,791
Net assets		$19,214,160,199
Net Assets by Source
Capital received from investors		19,214,154,078
Net realized capital gains		6,121

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$19,214,160,199		19,213,763,435		$1.00

See financial notes    25

Schwab U.S. Treasury Money Fund
Statement of
Operations
For the period January 1, 2015 through June 30, 2015; unaudited
Investment Income
Interest		$6,320,210
Expenses
Investment adviser and administrator fees		31,024,538
Shareholder service fees		39,919,724
Portfolio accounting fees		220,870
Shareholder reports		180,449
Custodian fees		180,026
Professional fees		54,462
Registration fees		48,375
Independent trustees' fees		42,382
Transfer agent fees		11,002
Other expenses	+	186,295
Total expenses		71,868,123
Expense reduction by CSIM and its affiliates	–	65,547,913
Net expenses	–	6,320,210
Net investment income		—
Realized Gains (Losses)
Net realized gains on investments		460,889
Increase in net assets resulting from operations		$460,889
26    See financial notes

Schwab U.S. Treasury Money Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/15-6/30/15		1/1/14-12/31/14
Net realized gains (losses)	+	460,889	(249,929)
Increase (decrease) in net assets from operations		460,889	(249,929)
Transactions in Fund Shares*
Shares sold		26,178,797,803	52,836,007,761
Shares redeemed	+	(27,598,766,155)	(54,096,020,501)
Net transactions in fund shares		(1,419,968,352)	(1,260,012,740)
Net Assets
Beginning of period		20,633,667,662	21,893,930,331
Total decrease	+	(1,419,507,463)	(1,260,262,669)
End of period		$19,214,160,199	$20,633,667,662
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes    27

Schwab Treasury Obligations Money Fund
Financial Statements
Financial Highlights
Sweep Shares	1/1/15– 6/30/15*	1/1/14– 12/31/14	1/1/13– 12/31/13	6/5/12 [1]– 12/31/12
Per-Share Data ($)
Net asset value at beginning of period	1.00	1.00	1.00	1.00
Income (loss) from investment operations:
Net investment income (loss)	— [2]	—	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	(0.00) [3]	(0.00) [3]	—
Total from investment operations	0.00 [3]	(0.00) [3]	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	—	—	(0.00) [3]	(0.00) [3]
Net asset value at end of period	1.00	1.00	1.00	1.00
Total return (%)	— [4]	—	0.01	0.01 [4]
Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.10 [5],[6]	0.07 [6]	0.09 [6]	0.16 [5],[6]
Gross operating expenses	0.77 [5]	0.78	0.77	0.80 [5]
Net investment income (loss)	— [5]	—	0.01	0.01 [5]
Net assets, end of period ($ x 1,000,000)	1,097	1,125	1,320	1,348

Value Advantage Shares	1/1/15– 6/30/15*	1/1/14– 12/31/14	1/1/13– 12/31/13	4/24/12 [1]– 12/31/12
Per-Share Data ($)
Net asset value at beginning of period	1.00	1.00	1.00	1.00
Income (loss) from investment operations:
Net investment income (loss)	— [2]	—	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	(0.00) [3]	(0.00) [3]	—
Total from investment operations	0.00 [3]	(0.00) [3]	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	—	—	(0.00) [3]	(0.00) [3]
Net asset value at end of period	1.00	1.00	1.00	1.00
Total return (%)	— [4]	—	0.01	0.01 [4]
Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.10 [5],[6]	0.07 [6]	0.09 [6]	0.15 [5],[6]
Gross operating expenses	0.59 [5]	0.60	0.59	0.79 [5]
Net investment income (loss)	— [5]	—	0.01	0.01 [5]
Net assets, end of period ($ x 1,000,000)	59	60	80	111
*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
Not annualized.
5
Annualized.
6
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
28    See financial notes

Schwab Treasury Obligations Money Fund
Portfolio Holdings  as of June 30, 2015 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
39.9%	Fixed-Rate Obligations	461,682,475	461,682,475
12.1%	Variable-Rate Obligations	140,209,131	140,209,131
47.9%	Repurchase Agreements	553,349,055	553,349,055
99.9%	Total Investments	1,155,240,661	1,155,240,661
0.1%	Other Assets and Liabilities, Net		1,114,997
100.0%	Net Assets		1,156,355,658

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 39.9% of net assets
Treasury Debt 39.9%
United States Treasury Department		0.25%		07/31/15	40,000,000	40,005,702
		1.75%		07/31/15	10,000,000	10,013,832
		0.25%		08/15/15	45,000,000	45,006,669
		4.25%		08/15/15	45,000,000	45,231,339
		0.25%		09/15/15	57,000,000	57,013,640
		0.25%		09/30/15	10,000,000	10,002,793
		0.09%		10/15/15	16,308,000	16,303,678
		0.09%		10/22/15	10,000,000	9,997,144
		0.25%		10/31/15	15,000,000	15,008,304
		1.25%		10/31/15	39,000,000	39,144,357
		0.38%		11/15/15	37,000,000	37,031,817
		4.50%		11/15/15	5,000,000	5,080,984
		1.38%		11/30/15	25,000,000	25,124,513
		0.25%		12/31/15	18,000,000	18,008,312
		2.13%		12/31/15	50,000,000	50,486,778
		0.38%		01/31/16	10,000,000	10,011,122
		2.00%		01/31/16	20,000,000	20,204,957
		0.38%		03/31/16	3,000,000	3,001,576
		0.38%		04/30/16	5,000,000	5,004,958
Total Fixed-Rate Obligations
(Cost $461,682,475)						461,682,475

Variable-Rate Obligations 12.1% of net assets
Treasury Debt 12.1%
United States Treasury Department		0.06%	07/01/15	01/31/16	95,000,000	94,993,773
		0.08%	07/01/15	04/30/16	5,000,000	5,000,063
		0.09%	07/01/15	07/31/16	12,221,000	12,220,890
See financial notes    29

Schwab Treasury Obligations Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		0.07%	07/01/15	10/31/16	18,000,000	17,994,485
		0.10%	07/01/15	01/31/17	10,000,000	9,999,920
Total Variable-Rate Obligations
(Cost $140,209,131)						140,209,131
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 47.9% of net assets
Treasury Repurchase Agreements 47.9%
Barclays Capital, Inc
Issued 06/30/15, repurchase date 07/01/15 (Collateralized by U.S. Treasury Securities valued at $102,000,101, 0.00% - 4.75%, due 10/31/15 - 08/15/24)		0.10%		07/01/15	100,000,278	100,000,000
Issued 06/25/15, repurchase date 07/02/15 (Collateralized by U.S. Treasury Securities valued at $66,300,053, 0.00% - 8.13%, due 07/23/15 - 08/15/42)		0.05%		07/02/15	65,000,632	65,000,000
BNP Paribas Securities Corp
Issued 06/24/15, repurchase date 07/01/15 (Collateralized by U.S. Treasury Securities valued at $117,300,077, 0.00% - 9.88%, due 07/23/15 - 02/15/42)		0.05%		07/01/15	115,001,118	115,000,000
Issued 06/30/15, repurchase date 07/01/15 (Collateralized by U.S. Treasury Securities valued at $43,860,037, 0.00% - 1.75%, due 09/24/15 - 09/30/19)		0.09%		07/01/15	43,000,108	43,000,000
JP Morgan Securities, LLC
Issued 06/30/15, repurchase date 07/01/15 (Collateralized by U.S. Treasury Securities valued at $183,956,129, 1.25% - 5.13%, due 05/15/16 - 05/15/24)		0.12%		07/01/15	180,349,656	180,349,055
Issued 06/22/15, repurchase date 07/22/15 (Collateralized by U.S. Treasury Securities valued at $51,000,951, 2.00% - 2.63%, due 07/31/20 - 05/15/24)		0.08%		07/07/15	50,001,667	50,000,000
Total Repurchase Agreements
(Cost $553,349,055)						553,349,055

End of Investments.

At 06/30/15, the tax basis cost of the fund's investments was $1,155,240,661.

At June 30, 2015, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2015. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
30    See financial notes

Schwab Treasury Obligations Money Fund
Statement of
Assets and Liabilities
As of June 30, 2015; unaudited
Assets
Investments, at cost and value		$601,891,606
Repurchase agreements, at cost and value	+	553,349,055
Total investments, at cost and value (Note 2a)		1,155,240,661
Receivables:
Interest		1,298,734
Prepaid expenses	+	12,597
Total assets		1,156,551,992
Liabilities
Payables:
Investment adviser and administrator fees		16,455
Fund shares redeemed		120,007
Accrued expenses	+	59,872
Total liabilities		196,334
Net Assets
Total assets		1,156,551,992
Total liabilities	–	196,334
Net assets		$1,156,355,658
Net Assets by Source
Capital received from investors		1,156,378,759
Net realized capital losses		(23,101)

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Sweep Shares	$1,097,086,588		1,097,108,434		$1.00
Value Advantage Shares	$59,269,070		59,270,325		$1.00

See financial notes    31

Schwab Treasury Obligations Money Fund
Statement of
Operations
For the period January 1, 2015 through June 30, 2015; unaudited
Investment Income
Interest		$579,754
Expenses
Investment adviser and administrator fees		2,079,504
Shareholder service fees:
Sweep Shares		2,294,060
Value Advantage Shares		65,649
Portfolio accounting fees		46,638
Professional fees		22,049
Transfer agent fees		20,324
Registration fees		17,078
Shareholder reports		16,162
Independent trustees' fees		15,557
Custodian fees		13,843
Other expenses	+	12,078
Total expenses		4,602,942
Expense reduction by CSIM and its affiliates	–	4,023,188
Net expenses	–	579,754
Net investment income		—
Realized Gains (Losses)
Net realized gains on investments		4,084
Increase in net assets resulting from operations		$4,084
32    See financial notes

Schwab Treasury Obligations Money Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/15-6/30/15		1/1/14-12/31/14
Net realized gains (losses)	+	4,084	(24,054)
Increase (decrease) in net assets from operations		4,084	(24,054)
Transactions in Fund Shares*
Shares Sold
Sweep Shares		1,719,539,434	3,619,754,856
Value Advantage Shares	+	6,641,804	8,653,181
Total shares sold		1,726,181,238	3,628,408,037
Shares Redeemed
Sweep Shares		(1,747,544,594)	(3,814,932,712)
Value Advantage Shares	+	(7,449,786)	(28,484,479)
Total shares redeemed		(1,754,994,380)	(3,843,417,191)
Net transactions in fund shares		(28,813,142)	(215,009,154)
Net Assets
Beginning of period		1,185,164,716	1,400,197,924
Total decrease	+	(28,809,058)	(215,033,208)
End of period		$1,156,355,658	$1,185,164,716
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes    33

Schwab Value Advantage Money Fund
Financial Statements
Financial Highlights
Investor Shares	1/1/15– 6/30/15*	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11	1/1/10– 12/31/10
Per-Share Data ($)
Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.00) [2]	0.00 [2],[3]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total return (%)	0.01 [4]	0.01	0.01	0.01	0.01	0.01
Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.24 [5],[6]	0.21 [6]	0.25 [6]	0.28 [6],[7]	0.26 [6]	0.33 [6]
Gross operating expenses	0.58 [5]	0.58	0.58	0.57 [7]	0.57	0.56
Net investment income (loss)	0.01 [5]	0.01	0.01	0.01	0.01	0.01
Net assets, end of period ($ x 1,000,000)	6,702	7,217	8,425	9,930	11,576	15,291

Select Shares	1/1/15– 6/30/15*	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11	1/1/10– 12/31/10
Per-Share Data ($)
Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.00) [2]	0.00 [2],[3]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total return (%)	0.01 [4]	0.01	0.01	0.01	0.01	0.03
Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.24 [5],[6]	0.21 [6]	0.25 [6]	0.27 [6],[7]	0.26 [6]	0.32 [6]
Gross operating expenses	0.48 [5]	0.48	0.48	0.47 [7]	0.47	0.46
Net investment income (loss)	0.01 [5]	0.01	0.01	0.01	0.01	0.03
Net asset, end of period ($ x 1,000,000)	1,108	1,138	1,238	1,403	1,871	2,617
*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Net realized and unrealized gains (losses) ratio includes payment from affiliate.
4
Not annualized.
5
Annualized.
6
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
7
The ratio of gross operating expenses would have been 0.58% for Investor Shares and 0.48% for Select Shares, respectively, if the State filing fee reimbursement had not been included. There was no impact on the ratio of net operating expenses.
34    See financial notes

Schwab Value Advantage Money Fund
Financial Highlights continued
Institutional Shares	1/1/15– 6/30/15*	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11	1/1/10– 12/31/10
Per-Share Data ($)
Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.00) [2]	0.00 [2],[3]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total return (%)	0.01 [4]	0.01	0.02	0.05	0.04	0.11
Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.24 [5],[6]	0.21 [6]	0.23 [6]	0.24 [6],[7]	0.23 [6]	0.24 [6]
Gross operating expenses	0.37 [5]	0.37	0.37	0.36 [7]	0.36	0.35
Net investment income (loss)	0.01 [5]	0.01	0.02	0.04	0.04	0.10
Net assets, end of period ($ x 1,000,000)	650	794	968	1,264	1,524	2,160

Institutional Prime Shares	1/1/15– 6/30/15*	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11	1/1/10– 12/31/10
Per-Share Data ($)
Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.00) [2]	0.00 [2],[3]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total return (%)	0.02 [4]	0.01	0.05	0.08	0.06	0.14
Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.21 [5],[6]	0.21 [6]	0.21 [6]	0.21 [6],[7]	0.21 [6]	0.21 [6]
Gross operating expenses	0.35 [5]	0.35	0.35	0.34 [7]	0.34	0.33
Net investment income (loss)	0.04 [5]	0.01	0.05	0.08	0.06	0.14
Net assets, end of period ($ x 1,000,000)	1,795	1,818	2,191	1,923	1,416	1,975
*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Net realized and unrealized gains (losses) ratio includes payment from affiliate.
4
Not annualized.
5
Annualized.
6
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
7
The ratio of gross operating expenses would have been 0.37% for Institutional Shares and 0.35% for Institutional Prime Shares, respectively, if the State filing fee reimbursement had not been included. There was no impact on the ratio of net operating expenses.
See financial notes    35

Schwab Value Advantage Money Fund
Portfolio Holdings  as of June 30, 2015 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
55.0%	Fixed-Rate Obligations	5,644,130,645	5,644,130,645
19.0%	Variable-Rate Obligations	1,950,826,375	1,950,826,375
26.5%	Repurchase Agreements	2,714,765,280	2,714,765,280
100.5%	Total Investments	10,309,722,300	10,309,722,300
(0.5%)	Other Assets and Liabilities, Net		(55,164,633)
100.0%	Net Assets		10,254,557,667

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 55.0% of net assets
Asset Backed Commercial Paper 7.9%
CAFCO, LLC	a,b	0.27%		08/05/15	10,000,000	9,997,375
	a,b	0.31%		11/04/15	78,000,000	77,915,370
Cancara Asset Securitisation, LLC	a,b	0.27%		09/18/15	24,000,000	23,985,780
	a,b	0.27%		09/25/15	10,000,000	9,993,550
Charta, LLC	a,b	0.28%		08/07/15	39,000,000	38,988,777
Ciesco, LLC	a,b	0.28%		08/03/15	31,000,000	30,992,044
	a,b	0.29%		08/10/15	10,000,000	9,996,778
Collateralized Commercial Paper Co, LLC	a	0.33%		07/06/15	51,000,000	50,997,662
	a	0.38%		07/20/15	48,000,000	47,990,373
	a	0.35%		10/23/15	35,000,000	34,961,208
CRC Funding, LLC	a,b	0.28%		08/03/15	8,000,000	7,997,947
Crown Point Capital Co, LLC	a,b	0.20%		07/06/15	61,000,000	60,998,305
Jupiter Securitization Corp	a,b	0.31%		11/03/15	14,000,000	13,984,931
Nieuw Amsterdam Receivables Corp	a,b	0.24%		09/03/15	2,000,000	1,999,147
Old Line Funding, LLC	a,b	0.30%		09/23/15	79,000,000	78,944,700
	a,b	0.30%		09/24/15	90,000,000	89,936,250
Ridgefield Funding Co, LLC	a,b	0.30%		09/02/15	75,000,000	74,960,625
36    See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Sheffield Receivables Co, LLC	a,b	0.40%		07/23/15	17,000,000	16,995,844
	a,b	0.35%		08/11/15	104,000,000	103,958,544
	a,b	0.35%		09/01/15	7,000,000	6,995,781
Thunder Bay Funding, LLC	a,b	0.40%		12/16/15	19,000,000	18,964,533
						811,555,524
Financial Company Commercial Paper 7.2%
BPCE SA	b	0.23%		07/01/15	62,000,000	62,000,000
DNB Bank ASA	b	0.33%		10/01/15	102,000,000	101,915,283
General Electric Capital Corp	a	0.11%		07/13/15	50,000,000	49,998,167
ING (U.S.) Funding, LLC	a	0.37%		10/13/15	2,000,000	1,997,862
	a	0.38%		10/19/15	11,000,000	10,987,228
	a	0.40%		11/02/15	39,000,000	38,946,267
	a	0.41%		11/16/15	95,000,000	94,850,692
	a	0.40%		11/23/15	20,000,000	19,967,778
JP Morgan Securities, LLC		0.30%		10/23/15	1,000,000	999,050
Nationwide Building Society		0.40%		07/06/15	6,000,000	5,999,667
		0.40%		07/29/15	67,000,000	66,979,156
		0.40%		08/17/15	17,000,000	16,991,122
		0.30%		09/24/15	11,000,000	10,992,208
NRW.BANK		0.09%		07/01/15	80,000,000	80,000,000
		0.14%		07/06/15	60,000,000	59,998,833
Societe Generale	b	0.26%		08/31/15	74,000,000	73,967,399
United Overseas Bank, Ltd	b	0.26%		08/14/15	47,000,000	46,985,064
						743,575,776
Certificates of Deposit 32.1%
Abbey National Treasury Services PLC	a	0.27%		08/14/15	10,000,000	10,000,000
Bank of Montreal		0.09%		07/06/15	128,000,000	128,000,000
		0.26%		07/15/15	59,000,000	59,000,000
		0.31%		11/06/15	15,000,000	15,000,000
		0.31%		11/12/15	55,000,000	55,000,000
Bank of Nova Scotia		0.25%		09/23/15	20,000,000	20,000,000
		0.30%		10/13/15	31,000,000	31,000,000
		0.34%		11/09/15	30,000,000	30,000,000
Bank of the West		0.25%		07/09/15	14,000,000	14,000,000
Bank of Tokyo Mitsubishi UFJ, Ltd		0.33%		08/26/15	33,000,000	33,000,000
		0.33%		09/03/15	23,000,000	23,000,000
		0.33%		09/04/15	13,000,000	13,000,000
		0.50%		02/09/16	46,000,000	46,000,000
Barclays Bank PLC		0.45%		08/17/15	47,000,000	47,000,000
		0.53%		09/02/15	63,000,000	63,000,000
		0.53%		10/05/15	22,000,000	22,000,000
		0.92%		05/23/16	59,000,000	59,000,000
See financial notes    37

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
BNP Paribas		0.36%		08/24/15	45,000,000	45,000,000
		0.25%		09/01/15	59,000,000	59,000,000
		0.25%		09/03/15	48,000,000	48,000,000
		0.39%		10/01/15	28,000,000	28,000,000
Canadian Imperial Bank of Commerce		0.10%		07/01/15	100,000,000	100,000,000
Chase Bank USA, NA		0.35%		10/01/15	122,000,000	122,000,000
		0.38%		12/07/15	22,000,000	22,000,000
Citibank, NA		0.28%		07/01/15	38,000,000	38,000,000
Credit Agricole Corporate and Investment Bank		0.23%		07/10/15	28,000,000	28,000,000
		0.30%		09/01/15	75,000,000	75,000,000
Credit Agricole SA		0.29%		10/01/15	42,000,000	42,000,000
Credit Suisse AG		0.45%		12/18/15	67,000,000	67,000,000
HSBC Bank PLC		0.40%		10/13/15	100,000,000	100,000,000
		0.35%		10/28/15	94,000,000	94,000,000
		0.32%		11/05/15	99,000,000	99,000,000
		0.43%		12/23/15	20,000,000	20,000,000
HSBC Bank USA		0.40%		12/09/15	50,000,000	50,000,000
ING Bank NV		0.42%		11/02/15	39,000,000	39,000,000
JPMorgan Chase Bank, NA		0.28%		09/03/15	2,000,000	1,999,999
Lloyds Bank PLC		0.30%		07/15/15	53,000,000	53,000,000
		0.30%		08/10/15	55,000,000	55,000,000
Mitsubishi UFJ Trust & Banking Corp		0.31%		07/01/15	6,000,000	6,000,000
		0.31%		07/06/15	28,000,000	28,000,000
		0.29%		07/07/15	67,000,000	67,000,000
		0.31%		07/13/15	34,000,000	34,000,000
		0.31%		08/05/15	18,000,000	18,000,000
		0.31%		08/10/15	5,000,000	5,000,000
		0.33%		08/24/15	4,000,000	4,000,000
		0.35%		10/21/15	10,000,000	10,000,000
Mizuho Bank, Ltd		0.30%		07/29/15	47,000,000	47,000,000
		0.27%		09/08/15	87,000,000	87,000,000
		0.27%		09/15/15	4,000,000	4,000,000
		0.28%		09/17/15	76,000,000	76,000,000
		0.35%		11/13/15	29,000,000	29,000,000
National Australia Bank, Ltd		0.27%		09/02/15	46,000,000	46,000,000
		0.29%		09/11/15	52,000,000	52,000,000
National Bank of Canada		0.33%		08/18/15	7,000,000	7,000,000
Natixis SA		0.29%		08/04/15	95,000,000	95,000,000
Nordea Bank Finland PLC		0.20%		09/01/15	76,000,000	75,999,346
		0.34%		11/16/15	27,000,000	27,000,000
Oversea-Chinese Banking Corp, Ltd		0.24%		09/29/15	50,000,000	50,000,000
Rabobank Nederland		0.28%		07/01/15	4,000,000	4,000,000
38    See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Sumitomo Mitsui Banking Corp		0.26%		09/09/15	42,000,000	42,000,000
		0.28%		09/17/15	42,000,000	42,000,000
		0.27%		09/22/15	24,000,000	24,000,000
		0.37%		10/28/15	19,000,000	19,000,000
		0.40%		11/06/15	50,000,000	50,000,000
		0.40%		11/10/15	5,000,000	5,000,000
		0.40%		11/12/15	50,000,000	50,000,000
		0.35%		11/16/15	26,000,000	26,000,000
		0.36%		12/01/15	33,000,000	33,000,000
Sumitomo Mitsui Trust Bank, Ltd		0.27%		08/31/15	71,000,000	71,000,000
		0.27%		09/08/15	15,000,000	15,000,000
		0.28%		09/16/15	2,000,000	2,000,000
		0.28%		09/18/15	16,000,000	16,000,000
Toronto-Dominion Bank		0.30%		10/27/15	15,000,000	15,000,000
		0.30%		11/02/15	20,000,000	20,000,000
		0.30%		11/05/15	110,000,000	110,000,000
UBS AG		0.10%		07/06/15	52,000,000	52,000,000
Westpac Banking Corp		0.26%		07/14/15	74,000,000	74,000,000
						3,291,999,345
Other Instruments 5.2%
Australia & New Zealand Banking Group, Ltd		0.13%		07/02/15	257,000,000	257,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank		0.10%		07/02/15	74,000,000	74,000,000
		0.10%		07/06/15	28,000,000	28,000,000
National Australia Bank, Ltd		0.06%		07/01/15	105,000,000	105,000,000
Skandinaviska Enskilda Banken AB		0.10%		07/02/15	70,000,000	70,000,000
						534,000,000
Other Notes 2.6%
Bank of America, NA		0.28%		07/07/15	11,000,000	11,000,000
		0.28%		07/09/15	5,000,000	5,000,000
		0.30%		08/07/15	18,000,000	18,000,000
		0.30%		08/18/15	19,000,000	19,000,000
		0.30%		08/20/15	37,000,000	37,000,000
		0.32%		09/01/15	56,000,000	56,000,000
		0.24%		09/08/15	48,000,000	48,000,000
		0.26%		10/01/15	36,000,000	36,000,000
		0.31%		10/13/15	12,000,000	12,000,000
		0.32%		10/19/15	21,000,000	21,000,000
						263,000,000
Total Fixed-Rate Obligations
(Cost $5,644,130,645)						5,644,130,645

Variable-Rate Obligations 19.0% of net assets
Financial Company Commercial Paper 1.0%
Commonwealth Bank of Australia	b	0.29%	07/20/15	11/19/15	35,000,000	34,999,307
	b	0.32%	07/13/15	05/12/16	39,000,000	39,000,000
Westpac Banking Corp	b	0.28%	07/16/15	11/16/15	28,000,000	28,000,000
						101,999,307
See financial notes    39

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Certificates of Deposit 15.0%
Bank of Nova Scotia		0.27%	07/09/15	10/09/15	175,000,000	175,000,000
		0.28%	07/08/15	12/08/15	10,000,000	10,000,000
Bank of Tokyo Mitsubishi UFJ, Ltd		0.54%	07/10/15	03/10/16	108,000,000	108,000,000
Canadian Imperial Bank of Commerce		0.27%	07/13/15	11/12/15	77,000,000	77,000,000
JPMorgan Chase Bank, NA		0.33%	07/22/15	10/22/15	128,000,000	128,000,000
		0.33%	07/23/15	10/23/15	68,000,000	68,000,000
		0.33%	07/27/15	10/27/15	90,000,000	90,000,000
Royal Bank of Canada		0.27%	07/06/15	09/04/15	86,000,000	86,000,000
		0.30%	07/10/15	12/10/15	35,000,000	35,000,000
		0.29%	07/06/15	01/06/16	46,000,000	46,000,000
		0.30%	07/27/15	02/25/16	15,000,000	15,000,000
		0.32%	07/13/15	04/13/16	93,000,000	93,000,000
Toronto-Dominion Bank		0.28%	07/17/15	10/19/15	21,000,000	21,000,000
		0.34%	07/17/15	03/17/16	1,000,000	1,000,000
		0.30%	07/20/15	03/21/16	92,000,000	92,000,000
		0.34%	07/27/15	05/27/16	56,000,000	56,000,000
Wells Fargo Bank, NA		0.31%	07/09/15	02/09/16	108,000,000	108,000,000
		0.32%	07/14/15	02/12/16	150,000,000	150,000,000
		0.32%	07/27/15	02/26/16	21,000,000	21,000,000
Westpac Banking Corp		0.31%	07/08/15	02/08/16	14,000,000	14,000,000
		0.32%	07/13/15	02/12/16	30,000,000	30,000,000
		0.34%	07/01/15	07/01/16	116,000,000	116,000,000
						1,540,000,000
Treasury Debt 1.5%
United States Treasury Department		0.06%	07/01/15	01/31/16	86,000,000	85,991,699
		0.09%	07/01/15	07/31/16	46,000,000	46,000,000
		0.07%	07/01/15	10/31/16	20,000,000	19,990,320
						151,982,019
Other Notes 1.4%
Bank of America, NA		0.39%	07/06/15	04/04/16	45,000,000	45,000,000
JPMorgan Chase Bank, NA		0.44%	07/22/15	07/22/16	50,000,000	50,000,000
Wells Fargo Bank, NA		0.41%	09/15/15	07/14/16	50,000,000	50,000,000
Whistlejacket Capital, LLC	c,†	n/a	n/a	n/a	5,510,049	5,510,049
						150,510,049
Variable Rate Demand Notes 0.1%
EMF, LLC
Bonds (One Workplace) Series 2012	a	0.24%		07/07/15	4,095,000	4,095,000
GFRE Holdings, LLC
Taxable Notes Series 2009A	a	0.19%		07/07/15	2,240,000	2,240,000
						6,335,000
Total Variable-Rate Obligations
(Cost $1,950,826,375)						1,950,826,375
40    See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 26.5% of net assets
Government Agency Repurchase Agreements* 2.3%
BNP Paribas Securities Corp
Issued 06/30/15, repurchase date 07/01/15 (Collateralized by U.S. Government Agency Securities valued at $102,267,089, 0.54% - 4.50%, due 01/29/16 - 02/01/45)		0.10%		07/01/15	100,000,278	100,000,000
Deutsche Bank Securities, Inc
Issued 06/30/15, repurchase date 07/01/15 (Collateralized by U.S. Government Agency Securities valued at $74,160,076, 0.00% - 5.25%, due 08/15/19 - 09/15/39)		0.18%		07/01/15	72,000,360	72,000,000
Goldman Sachs & Co
Issued 06/25/15, repurchase date 07/02/15 (Collateralized by U.S. Government Agency Securities valued at $28,560,000, 3.50% - 5.00%, due 03/20/34 - 06/20/45)		0.08%		07/02/15	28,000,436	28,000,000
JP Morgan Securities, LLC
Issued 06/30/15, repurchase date 07/01/15 (Collateralized by U.S. Government Agency Securities valued at $13,390,001, 2.00% - 4.50%, due 05/25/25 - 10/20/44)		0.14%		07/01/15	13,000,051	13,000,000
Mizuho Securities USA, Inc
Issued 06/30/15, repurchase date 07/01/15 (Collateralized by U.S. Government Agency Securities valued at $20,400,171, 2.12% - 2.14%, due 07/01/20 - 10/06/20)		0.15%		07/01/15	20,000,083	20,000,000
						233,000,000
Treasury Repurchase Agreements 20.3%
Barclays Capital, Inc
Issued 06/30/15, repurchase date 07/01/15 (Collateralized by U.S. Treasury Securities valued at $1,800,660, 0.25% - 4.50%, due 08/15/15 - 11/15/23)		0.10%		07/01/15	1,765,285	1,765,280
Issued 06/25/15, repurchase date 07/02/15 (Collateralized by U.S. Treasury Securities valued at $76,500,088, 0.00% - 7.88%, due 07/02/15 - 02/15/38)		0.05%		07/02/15	75,000,729	75,000,000
BNP Paribas Securities Corp
Issued 06/30/15, repurchase date 07/01/15 (Collateralized by U.S. Treasury Securities valued at $13,260,002, 0.75% - 4.50%, due 02/15/16 - 02/15/41)		0.09%		07/01/15	13,000,033	13,000,000
Federal Reserve Bank of New York
Issued 06/30/15, repurchase date 07/01/15 (Collateralized by U.S. Treasury Securities valued at $1,179,001,701, 1.63%, due 11/15/22)		0.05%		07/01/15	1,179,001,638	1,179,000,000
Issued 06/29/15, repurchase date 07/01/15 (Collateralized by U.S. Treasury Securities valued at $629,002,540, 2.00% - 3.75%, due 02/15/22 - 08/15/41)		0.07%		07/01/15	629,002,446	629,000,000
Issued 06/25/15, repurchase date 07/02/15 (Collateralized by U.S. Treasury Securities valued at $148,001,762, 2.00% - 2.13%, due 08/15/21 - 02/15/22)		0.07%		07/02/15	148,002,014	148,000,000
JP Morgan Securities, LLC
Issued 06/22/15, repurchase date 07/22/15 (Collateralized by U.S. Treasury Securities valued at $38,760,717, 2.13% - 2.63%, due 11/15/20 - 05/15/24)		0.08%		07/07/15	38,001,267	38,000,000
						2,083,765,280
See financial notes    41

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Other Repurchase Agreements** 3.9%
Credit Suisse Securities (USA), LLC
Issued 06/15/15, repurchase date 12/14/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $31,052,814, 2.29% - 4.73%, due 10/25/33 - 11/25/60)	c	0.80%		10/03/15	27,066,000	27,000,000
Issued 06/18/15, repurchase date 12/14/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $95,450,021, 2.58% - 7.97%, due 11/15/28 - 11/25/57)	c	0.80%		10/03/15	83,197,356	83,000,000
Issued 06/19/15, repurchase date 12/14/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $100,054,480, 0.59% - 5.95%, due 10/25/27 - 11/25/60)	c	0.80%		10/03/15	87,204,933	87,000,000
JP Morgan Securities, LLC
Issued 06/17/15, repurchase date 12/17/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $51,762,148, 0.70% - 6.81%, due 05/18/16 - 09/25/57)	c	0.65%		09/28/15	45,083,688	45,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 05/28/15, repurchase date 08/26/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $179,400,000, 0.00% - 5.43%, due 04/10/37 - 03/25/58)	c	0.58%		08/04/15	156,170,907	156,000,000
						398,000,000
Total Repurchase Agreements
(Cost $2,714,765,280)						2,714,765,280

End of Investments.

At 06/30/15, the tax basis cost of the fund's investments was $10,309,722,300.
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,064,473,334 or 10.4% of net assets.
c	Illiquid security. At the period end, the value of these amounted to $403,510,049 or 3.9% of net assets.
†	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (April 29, 2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
**	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
CP —	Commercial paper
ETF —	Exchange Traded Fund

At June 30, 2015, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2015. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
42    See financial notes

Schwab Value Advantage Money Fund
Statement of
Assets and Liabilities
As of June 30, 2015; unaudited
Assets
Investments, at cost and value		$7,594,957,020
Repurchase agreements, at cost and value	+	2,714,765,280
Total investments, at cost and value (Note 2a)		10,309,722,300
Receivables:
Fund shares sold		7,305,725
Interest		3,233,169
Prepaid expenses	+	24,335
Total assets		10,320,285,529
Liabilities
Payables:
Investment adviser and administrator fees		475,283
Fund shares redeemed		64,879,907
Distributions to shareholders		79,257
Accrued expenses	+	293,415
Total liabilities		65,727,862
Net Assets
Total assets		10,320,285,529
Total liabilities	–	65,727,862
Net assets		$10,254,557,667
Net Assets by Source
Capital received from investors		10,256,477,548
Net realized capital losses		(1,919,881)

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$6,702,078,969		6,702,026,743		$1.00
Select Shares	$1,107,746,297		1,107,737,881		$1.00
Institutional Shares	$649,648,610		649,642,693		$1.00
Institutional Prime Shares	$1,795,083,791		1,795,069,821		$1.00

See financial notes    43

Schwab Value Advantage Money Fund
Statement of
Operations
For the period January 1, 2015 through June 30, 2015; unaudited
Investment Income
Interest		$13,137,999
Expenses
Investment adviser and administrator fees		17,023,532
Shareholder service fees:
Investor Shares		8,617,491
Select Shares		849,049
Institutional Shares		148,887
Institutional Prime Shares		150,593
Custodian fees		165,882
Portfolio accounting fees		142,268
Shareholder reports		60,594
Registration fees		47,872
Transfer agent fees		41,632
Professional fees		41,402
Independent trustees' fees		29,391
Other expenses	+	109,217
Total expenses		27,427,810
Expense reduction by CSIM and its affiliates	–	15,075,437
Net expenses	–	12,352,373
Net investment income		785,626
Realized Gains (Losses)
Net realized gains on investments		2,660
Increase in net assets resulting from operations		$788,286
44    See financial notes

Schwab Value Advantage Money Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/15-6/30/15		1/1/14-12/31/14
Net investment income		$785,626	$1,217,517
Net realized gains	+	2,660	24,247
Increase in net assets from operations		788,286	1,241,764
Distributions to Shareholders
Distributions from net investment income
Investor Shares		(344,697)	(776,490)
Select Shares		(56,603)	(117,446)
Institutional Shares		(37,223)	(87,677)
Institutional Prime Shares	+	(347,103)	(235,904)
Total distributions from net investment income		(785,626)	(1,217,517)
Transactions in Fund Shares*
Shares Sold
Investor Shares		436,565,417	1,130,615,858
Select Shares		234,954,643	388,611,912
Institutional Shares		146,889,909	418,464,300
Institutional Prime Shares	+	415,404,547	978,875,096
Total shares sold		1,233,814,516	2,916,567,166
Shares Reinvested
Investor Shares		293,221	721,769
Select Shares		46,857	105,423
Institutional Shares		31,451	79,908
Institutional Prime Shares	+	237,392	191,678
Total shares reinvested		608,921	1,098,778
Shares Redeemed
Investor Shares		(951,356,729)	(2,340,010,215)
Select Shares		(265,515,379)	(488,788,277)
Institutional Shares		(290,970,278)	(593,257,625)
Institutional Prime Shares	+	(438,248,018)	(1,352,226,080)
Total shares redeemed		(1,946,090,404)	(4,774,282,197)
Net transactions in fund shares		(711,666,967)	(1,856,616,253)
Net Assets
Beginning of period		10,966,221,974	12,822,813,980
Total decrease	+	(711,664,307)	(1,856,592,006)
End of period		$10,254,557,667	$10,966,221,974
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes    45

Schwab Taxable Money Funds
Financial Notes, unaudited
1. Business Structure of the Funds:
Each of the funds in this report is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
The Charles Schwab Family of Funds (organized October 20, 1989)	Schwab Municipal Money Fund
Schwab Money Market Fund	Schwab AMT Tax-Free Money Fund
Schwab Government Money Fund	Schwab California Municipal Money Fund
Schwab U.S. Treasury Money Fund	Schwab New York Municipal Money Fund
Schwab Treasury Obligations Money Fund	(formerly Schwab New York AMT Tax-Free Money Fund)
Schwab Value Advantage Money Fund	Schwab New Jersey Municipal Money Fund
Schwab Advisor Cash Reserves	(formerly Schwab New Jersey AMT Tax-Free Money Fund)
Schwab Cash Reserves	Schwab Pennsylvania Municipal Money Fund
Schwab Retirement Advantage Money Fund	Schwab Massachusetts Municipal Money Fund
Schwab Investor Money Fund	(formerly Schwab Massachusetts AMT Tax-Free Money Fund)

Schwab Government Money Fund offers two share classes: Sweep Shares, and Purchased Shares which commenced operations on January 21, 2015. Schwab U.S. Treasury Money Fund offers one share class. Schwab Treasury Obligations Money Fund offers two share classes: Sweep Shares and Value Advantage Shares. Schwab Value Advantage Money Fund offers four share classes: Investor Shares, Select Shares, Institutional Shares and Institutional Prime Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds' Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.
Effective October 4, 2013, Schwab Treasury Obligations Money Fund closed to new investors.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
46

Schwab Taxable Money Funds
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•  Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the “counter-party”), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counter-party risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The funds mitigate this risk by ensuring that the funds' repurchase agreements are collateralized by cash, U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the funds' custodian (or, with multi-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counter-party, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counter-party.
47

Schwab Taxable Money Funds
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
As of June 30, 2015, the following funds had investments in repurchase agreements with a gross value as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities:
Schwab Government Money Fund	$6,797,399,927
Schwab U.S. Treasury Money Fund	—
Schwab Treasury Obligations Money Fund	553,349,055
Schwab Value Advantage Money Fund	2,714,765,280
The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions: The funds may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The funds will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The funds will earmark or segregate appropriate liquid assets to cover their delayed-delivery purchase obligations.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium and accretes discounts to the security’s call date and price, rather than the maturity date and price.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund's net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (“State Street”), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
48

Schwab Taxable Money Funds
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(k) New Accounting Pronouncements:
In June 2014, Accounting Standards Update (“ASU”) No. 2014-11, Topic 860 Transfers and Servicing — Repurchase-to-Maturity Transactions, Repurchase Financings and Disclosures, was issued and is effective for interim periods beginning after March 15, 2015 and annual periods beginning after December 15, 2014. The ASU modifies accounting guidance and enhances disclosure requirements for repurchase agreement and securities lending transactions. Management is currently evaluating the impact the adoption of ASU 2014-11 may have on the fund’s financial statement disclosures.
3. Risk Factors:
Investment Risk. An investment in a fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of a shareholder’s investment at $1 per share, it is possible to lose money by investing in the funds.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also will be low. Because interest rates in the United States are at, or near, historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings. In addition, to the extent a fund makes any reimbursement payments to the investment adviser and/or its affiliates, the fund’s yield would be lower.
Repurchase Agreements Risk. When a fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counter-party) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counter-party that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counter-party will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade (“Alternative Collateral”). High yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counter-party’s default.
Credit Risk. A fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. A fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counter-party of a portfolio investment fails to honor its obligations. Even though a fund's investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counter-party to make payments or
49

Schwab Taxable Money Funds
Financial Notes, unaudited (continued)
3. Risk Factors (continued):
otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund's portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund's share price or yield to fall.
Many of the U.S. government securities that the funds invest in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, Fannie Mae (FNMA) and Freddie Mac (FHLMC) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks (FHLB) maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities a fund owns do not extend to the shares of the fund itself.
Credit and Liquidity Enhancements Risk. (Applies only to Schwab Value Advantage Money Fund) The fund may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for the purchaser, such as the fund. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the fund. Any decline in the value of the securities held by the fund could cause the fund’s share price or yield to fall. To the extent that a portion of the fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Foreign Investment Risk. (Applies only to Schwab Value Advantage Money Fund) Although the fund may invest only in U.S. dollar denominated securities, the fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; differing accounting, auditing, financial reporting and legal standards and practices; the imposition of economic sanctions or other government restrictions; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its objective. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag those of other money market funds.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer, including, for example, during periods of rising interest rates. In addition, dealer inventories of certain securities—an indication of the ability of dealers to engage in “market making”—are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. A fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
50

Schwab Taxable Money Funds
Financial Notes, unaudited (continued)
3. Risk Factors (continued):
Regulatory Risk. The Securities and Exchange Commission (“SEC”) recently adopted changes to the rules that govern SEC-registered money market funds. These rule changes include: (i) allowing money market funds to impose liquidity fees and redemption gates when their liquidity levels fall below certain thresholds; (ii) requiring money market funds that do not qualify as “retail” or “government” money market funds to operate with a floating share price; (iii) imposing new disclosure and reporting requirements; and (iv) enhancing portfolio diversification requirements. The compliance dates for these rule changes vary, ranging from mid-2015 for certain new reporting requirements to October 2016 for the new liquidity fees, redemption gates and floating share price requirements. The SEC has also proposed additional rule changes that, if adopted, will impact how SEC-registered money market funds may use nationally recognized statistical rating organizations for the purposes of determining the credit quality of their investments. These regulatory developments may affect the funds’ investment strategies, performance, yield and operating expenses. As of the date of this prospectus, the funds’ investment adviser is evaluating the potential impact of these regulatory changes and will provide updates as future compliance deadlines approach.
Money Market Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.
4. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund's average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab). All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees. The Plan also enables Schwab Government Money Fund, Schwab U.S. Treasury Money Fund and sweep shares of Schwab Treasury Obligations Money Fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions it provides to fund shareholders invested in such funds.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below of the average annual daily net asset value of the funds shares owned by shareholders holding shares through such service providers. Shares of the Schwab Government Money Fund, the Schwab U.S. Treasury Money Fund and the Schwab Treasury Obligations Money Fund are also subject to an annual sweep administration fee of up to the amount set forth below. The sweep administration fee paid to Schwab is based on the average daily net asset value of the fund shares owned by shareholders holding shares through Schwab. Payments under the Plan are
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Schwab Taxable Money Funds
Financial Notes, unaudited (continued)
4. Affiliates and Affiliated Transactions (continued):
made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.
	Shareholder Service Fees	Sweep Administration Fees
Schwab Government Money Fund
Sweep Shares	0.25%	0.15%
Purchased Shares	0.25%	n/a
Schwab U.S. Treasury Money Fund	0.25%	0.15%
Schwab Treasury Obligations Money Fund
Sweep Shares	0.25%	0.15%
Value Advantage Shares	0.22%	n/a
Schwab Value Advantage Money Fund
Investor Shares	0.25%	n/a
Select Shares	0.15%	n/a
Institutional Shares	0.04%	n/a
Institutional Prime Shares	0.02%	n/a
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with each fund, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (“expense limitation”), as follows:
Schwab Government Money Fund
Sweep Shares*	0.75%
Purchased Shares	n/a
Schwab U.S. Treasury Money Fund*	0.60%
Schwab Treasury Obligations Money Fund
Sweep Shares*	0.65%
Value Advantage Shares*	0.45%
Schwab Value Advantage Money Fund
Investor Shares*	0.45%
Select Shares**	0.35%
Institutional Shares**	0.24%
Institutional Prime Shares**	0.21%
*	CSIM and its affiliates have agreed to limit the fund's or fund share class's expenses as described above for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board.
**	CSIM and its affiliates have agreed to limit this share class's expenses as described above through April 29, 2017.
In addition, effective January 1, 2015 through December 31, 2015, CSIM and its affiliates agreed to waive an additional amount of the Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Value Advantage Money Fund — Investor Shares and Select Shares expenses equal to 0.035% of each fund's or share class's average daily net assets.
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Schwab Taxable Money Funds
Financial Notes, unaudited (continued)
4. Affiliates and Affiliated Transactions (continued):
During the period ended June 30, 2015, the funds waived the following amounts, of which a portion was waived in accordance with the contractual expense limitation agreements:
	Total Waived Amount	Contractual Expense Limitation Waived Amount
Schwab Government Money Fund	$67,806,068	$3,969,235
Schwab U.S. Treasury Money Fund	65,547,913	15,481,395
Schwab Treasury Obligations Money Fund	4,023,188	952,134
Schwab Value Advantage Money Fund	15,075,437	8,537,381
The remainder of the total waived amounts not related to the contractual expense limitations are discussed below.
Voluntary Yield Waiver/Reimbursement
In addition to the contractual expense limitation agreements noted above, CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for Schwab Value Advantage Money Fund (and each of its classes) and a non-negative net yield for Schwab Government Money Fund (and each of its classes), Schwab U.S. Treasury Money Fund and Schwab Treasury Obligations Money Fund (and each of its classes). CSIM and its affiliates may recapture from a fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The reimbursement payments by a fund to CSIM and its affiliates are considered “non-routine expenses” and are not subject to any net operating expense limitations in effect at the time of such payment. This recapture could negatively affect a fund’s future yield. There were no prior year amounts recaptured. As of June 30, 2015, the balance of recoupable waivers is as follows:
	Expiration Date
	December 31, 2015	December 31, 2016	December 31, 2017	December 31, 2018	Total
Schwab Government Money Fund
Sweep Shares	$92,350,176	$113,403,754	$137,747,385	$63,829,041	$407,330,356
Purchased Shares	—	—	—	7,792	7,792
Schwab U.S. Treasury Money Fund	113,232,994	110,327,343	105,945,585	50,066,518	379,572,440
Schwab Treasury Obligations Money Fund
Sweep Shares	1,085,366	7,200,865	6,253,754	2,975,904	17,515,889
Value Advantage Shares	91,687	315,591	228,394	95,150	730,822
Schwab Value Advantage Money Fund
Investor Shares	14,891,415	15,292,609	15,890,278	6,095,914	52,170,216
Select Shares	677,636	879,845	1,229,378	433,612	3,220,471
Institutional Shares	—	65,344	259,511	8,530	333,385
Institutional Prime Shares	—	—	28,563	—	28,563
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Schwab Taxable Money Funds
Financial Notes, unaudited (continued)
4. Affiliates and Affiliated Transactions (continued):
As of December 31, 2014, recoupable waivers expired as follows:
Schwab Government Money Fund
Sweep Shares	$83,766,891
Purchased Shares	—
Schwab U.S. Treasury Money Fund	106,070,367
Schwab Value Advantage Money Fund
Investor Shares	20,645,844
Select Shares	1,261,119
Institutional Shares	201,204
Institutional Prime Shares	—
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.
5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on a fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
6. Borrowing from Banks:
The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.
There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred an interest expense, which is disclosed on a fund's Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
7. Federal Income Taxes:
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2014, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:
Expiration Date	Schwab Government Money Fund	Schwab U.S. Treasury Money Fund	Schwab Treasury Obligations Money Fund	Schwab Value Advantage Money Fund
December 31, 2017	$—	$—	$—	$1,922,541
No expiration*	188,662	454,768	27,185	—
Total	$188,662	$454,768	$27,185	$1,922,541
*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010, capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss. However, such losses
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Schwab Taxable Money Funds
Financial Notes, unaudited (continued)
7. Federal Income Taxes (continued):
must be utilized prior to the pre-enactment capital losses, which may increase the likelihood that the pre-enactment capital losses may expire unused. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital loss, irrespective of the character of the original loss.
For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2014, the funds had no capital losses deferred and had capital loss carryforwards utilized as follows:
	Schwab Government Money Fund	Schwab U.S. Treasury Money Fund	Schwab Treasury Obligations Money Fund	Schwab Value Advantage Money Fund
Capital losses utilized	$—	$—	$—	$24,247
As of December 31, 2014, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2014, the funds did not incur any interest or penalties.
8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to the existing funds in the Trust, including Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Value Advantage Money Fund and Schwab Treasury Obligations Money Fund (the “Funds”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Funds operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Funds at meetings held on April 29, 2015, and June 1, 2015, and approved the renewal of the Agreement with respect to the Funds for an additional one year term at the meeting held on June 1, 2015. The Board’s approval of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;
3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services.   The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as investment research tools and Internet access and an array of account features that benefit the Funds and certain of their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered the Funds’ performance in determining whether to renew the Agreement with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the
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performance of each Fund, the Trustees considered both risk and shareholder risk expectations for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreement with respect to the Funds.
Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as exchange-traded funds and separately managed accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.
Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered contractual investment advisory fee schedules with respect to the Funds that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to fund shareholders. Specifically, the Board considered CSIM and Schwab’s previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, and (iii) future net total operating expense reductions for taxable money funds as a group (excluding certain share classes) and non-taxable money funds as a group (excluding certain share classes) when aggregate assets of such group of funds exceed certain levels. In particular, the Board considered the actual expense reductions with respect to the Funds that resulted from CSIM and Schwab’s commitments set forth above. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.
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Trustees and Officers
The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 95 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – present).	74	Director, Gilead Sciences, Inc. (2005 – present)
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Private Investor.	74	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013)	74	Director, KLA-Tencor Corporation (2008 – present)
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2015)	Managing Partner and Co-Founder, Kudu Advisors, LLC (financial services) (May 2009 – present); Director, Asset International, Inc. (publisher of financial services information) (Jan. 2009 – Nov. 2014).	95	None.
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust and Laudus Institutional Trust since 2010)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	74	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	74	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

Interested Trustees
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989; Schwab Investments since 1991; Schwab Capital Trust since 1993; Schwab Annuity Portfolios since 1994; Laudus Trust and Laudus Institutional Trust since 2010)	Chairman and Director, The Charles Schwab Corporation (1986 – present); Chairman and Director of Charles Schwab & Co., Inc. (1971 – present); Chairman and Director of Charles Schwab Investment Management, Inc. (1989 – present); Chairman and Director of Charles Schwab Bank (2003 – present); Chairman and Chief Executive Officer of Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. (1996 – present); and Director, Chairman and Chief Executive Officer, Schwab Holdings, Inc. (1979 – present).	74	Chairman and Director, The Charles Schwab Corporation (1986 – present) Director, Yahoo! Inc. (2014 – present)
Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (2008 – present); Director, Charles Schwab Bank (2006 – present); and Director, Schwab Holdings, Inc. (2008 – present).	95	Director, The Charles Schwab Corporation (2008 – present)

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Officers of the Trust
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (January 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).
George Pereira
1964
Treasurer and Principal Financial Officer, Schwab Funds
Treasurer and Chief Financial Officer, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust and Laudus Institutional Trust since 2006)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2005)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab and Laudus Funds’ retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds or Laudus Funds to retire from all Boards upon their required retirement date from either Board.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Boards.
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Glossary
144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper  A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO)  A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note  An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF)  An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement  (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
61

restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
Tier 1, Tier 2  Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average life (WAL)  For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov 60 days after the end of the month to which the information pertains.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.
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Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.
Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
The Schwab Funds Family®
Stock Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Financial Services Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack All Equity Portfolio™
Schwab MarketTrack Growth Portfolio™
Schwab MarketTrack Balanced Portfolio™
Schwab MarketTrack Conservative Portfolio™
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout
Bond Funds
Schwab Short-Term Bond Market Fund™
Schwab Intermediate-Term Bond Fund™
Schwab Total Bond Market Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.
[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-800-435-4000
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2015 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR32957-10
00149454

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a)	(1)	Code of ethics – not applicable to this semi-annual report.

	(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

	(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Charles Schwab Family of Funds

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	August 11, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	August 11, 2015

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date:	August 11, 2015